    As filed with the Securities and Exchange Commission on April 14, 2009



                                                             File Nos. 333-50540

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 28


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 197


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Richard C. Pearson


                                 Vice President


                      MetLife Investors Insurance Company

                            5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680

                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on May 1, 2009 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                            METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS VA




                                                                     MAY 1, 2009




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.




                               The annuity contract has 51 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 50 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.







MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C):

     American Funds Bond Portfolio (Class C)

     American Funds Growth Portfolio (Class C)

     American Funds International Portfolio (Class C)

     BlackRock High Yield Portfolio


     Clarion Global Real Estate Portfolio


     Harris Oakmark International Portfolio

     Lazard Mid Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio

     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/AIM Small Cap Growth Portfolio

     Met/Franklin Mutual Shares Portfolio


     Met/Templeton International Bond Portfolio*


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio


     Pioneer Fund Portfolio


     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio




METROPOLITAN SERIES FUND, INC.:

     Barclays Capital Aggregate Bond Index Portfolio

         (Class G)

     BlackRock Money Market Portfolio (Class B)


     Davis Venture Value Portfolio (Class E)


     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio

         (formerly Harris Oakmark Focused Value Portfolio) (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     Morgan Stanley EAFE (Reg. TM) Index Portfolio (Class G)

     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)*

     Western Asset Management U.S. Government Portfolio (Class B)


* These portfolios are only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C):

     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio




MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 85 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.




The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2009

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 18
     Market Timing...................... 18
2. PURCHASE............................. 19
     Purchase Payments.................. 19
     Termination for Low Account Value   19
  .
     Allocation of Purchase Payments.... 19
     Investment Allocation Restrictions
for Certain
       Riders........................... 20
     Free Look.......................... 22
     Accumulation Units................. 22
     Account Value...................... 23
     Replacement of Contracts........... 23
3. INVESTMENT OPTIONS................... 24
     Transfers.......................... 26
     Dollar Cost Averaging Programs..... 29
     Three Month Market Entry Program... 30
     Automatic Rebalancing Program...... 30
     Description of the MetLife Asset
Allocation
       Program.......................... 31
     Description of the American Funds
Asset Allocation
       Portfolios....................... 32
     Description of the Met/Franklin
Templeton
       Founding Strategy Portfolio...... 32
     Description of the SSgA ETF         32
  Portfolios  .
     Voting Rights...................... 33
     Substitution of Investment Options  33
  .
4. EXPENSES............................. 33
     Product Charges.................... 33
     Account Fee........................ 34
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 34
     Lifetime Withdrawal Guarantee and
Guaranteed
       Withdrawal Benefit - Rider        35
  Charge  .
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 36
     Withdrawal Charge.................. 37
     Reduction or Elimination of the
Withdrawal
       Charge........................... 37
     Premium and Other Taxes............ 38
     Transfer Fee....................... 38
     Income Taxes....................... 38
     Investment Portfolio Expenses...... 38
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 39
     Annuity Date....................... 39
     Annuity Payments................... 39
     Annuity Options.................... 40


     Variable Annuity Payments.......... 41
     Fixed Annuity Payments............. 42
6. ACCESS TO YOUR MONEY................. 42
     Systematic Withdrawal Program...... 43
     Suspension of Payments or           43
  Transfers  .
7. LIVING BENEFITS...................... 43
     Overview of Living Benefit Riders   43
  .
     Guaranteed Income Benefits......... 44
     Description of GMIB Plus II........ 45
     Description of GMIB Plus I......... 50
     Description of GMIB II............. 51
     Description of GMIB I.............. 52
     Guaranteed Withdrawal Benefits..... 52
     Description of the Lifetime
Withdrawal Guarantee
       II............................... 54
     Description of the Lifetime
Withdrawal Guarantee
       I................................ 59
     Description of the Enhanced
Guaranteed
       Withdrawal Benefit............... 60
     Description of the Guaranteed
Withdrawal Benefit
       I................................ 64
     Guaranteed Minimum Accumulation     64
  Benefit  .
8. PERFORMANCE.......................... 68
9. DEATH BENEFIT........................ 68
     Upon Your Death.................... 68
     Standard Death Benefit - Principal  69
  Protection  .
     Optional Death Benefit - Annual     69
  Step-Up  .
     Optional Death Benefit - Enhanced   69
  Death Benefit
     Optional Death Benefit -            72
  Compounded-Plus  .
     Additional Death Benefit -
Earnings Preservation
       Benefit.......................... 72
     General Death Benefit Provisions... 73
     Spousal Continuation............... 74
     Death of the Annuitant............. 74
     Controlled Payout.................. 74
10. FEDERAL INCOME TAX STATUS........... 75
     Taxation of Non-Qualified           75
  Contracts  .
     Taxation of Qualified Contracts.... 77
     Puerto Rico Tax Considerations..... 80
     Tax Benefits Related to the Assets
of the Separate
       Account.......................... 80
     Possible Tax Law Changes........... 80
11. OTHER INFORMATION................... 81
     MetLife Investors.................. 81
     The Separate Account............... 81
     Distributor........................ 81
     Selling Firms...................... 82
     Requests and Elections............. 84
     Ownership.......................... 84
     Legal Proceedings.................. 85

  Financial Statements..................  85
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  85
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit   D-1
  Examples  .
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit       E-1
  Examples  .
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                            PAGE

Account Value............................................................ 23
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 22
Annual Benefit Payment..................................... 55 and 60
Annuitant................................................................ 85
Annuity Date............................................................. 39
Annuity Options.......................................................... 40
Annuity Payments......................................................... 39
Annuity Units............................................................ 39
Beneficiary.............................................................. 85
Benefit Base............................................................. 60
Business Day............................................................. 20
Death Benefit Base....................................................... 70
Fixed Account............................................................ 18
Good Order............................................................... 84
Guaranteed Accumulation Amount........................................... 65
Guaranteed Withdrawal Amount............................................. 61
GWB Withdrawal Rate...................................................... 61
Income Base.............................................................. 45
Income Phase............................................................. 18
Investment Portfolios.................................................... 24
Joint Owners............................................................. 85
Owner.................................................................... 84
Purchase Payment......................................................... 19
Remaining Guaranteed Withdrawal Amount................................... 54
Separate Account......................................................... 81
Total Guaranteed Withdrawal Amount....................................... 54

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit (GMIB) or a guaranteed withdrawal benefit
(GWB).



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.



FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)                7%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $0 (First 12 per year)
                                          $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            7

               1                            6
               2                            6
               3                            5
               4                            4
               5                            3
               6                            2
         7 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)




Mortality and Expense Charge                 1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)**
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits+


--------------------------------------------------------------------------------


Note 1. An Account Fee of $30 is charged on the last day of each contract year if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")



*Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


**See below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the Death Benefit Base and deducted annually from the account value.



+This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -

Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES*




GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES
  GMIB Plus II Prior to Optional Step-Up   1.00% of the Income Base (Note 1)
  GMIB Plus I Prior to Optional Reset      0.80% of the Income Base (Note 1)
  GMIB Plus II and I Upon Optional         1.50% of the Income Base (Note 1)
  Step-Up/Reset
  (maximum**)
  GMIB II and GMIB I                       0.50% of the Income Base (Note 1)
LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  Lifetime Withdrawal Guarantee II         1.25% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.60% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)
  Lifetime Withdrawal Guarantee II         1.50% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.80% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)
  Lifetime Withdrawal Guarantee I          0.50% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee I          0.95% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)
  Lifetime Withdrawal Guarantee I          0.70% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee I          1.40% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)



*You may only elect one living benefit rider at a time. Certain riders are no longer available for purchase. (See "Living Benefits.") The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


**Certain rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base.


Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount.

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
  Enhanced Guaranteed Withdrawal           0.55% of the Guaranteed Withdrawal Amount
  Benefit Rider
  Charge Prior to Optional Reset           (Note 3)

  Enhanced Guaranteed Withdrawal           1.00% of the Guaranteed Withdrawal Amount
  Benefit Rider
  Charge Upon Optional Reset (maximum**)   (Note 3)

  Guaranteed Withdrawal Benefit Rider      0.50% of the Guaranteed Withdrawal Amount
  Charge
  Prior to Optional Reset                  (Note 3)
  Guaranteed Withdrawal Benefit Rider      0.95% of the Guaranteed Withdrawal Amount
  Charge
  Upon Optional Reset (maximum**)          (Note 3)

GUARANTEED MINIMUM ACCUMULATION BENEFIT    0.75% of the Guaranteed Accumulation Amount
RIDER CHARGE                               (Note 4)
ENHANCED DEATH BENEFIT RIDER CHARGES
  Enhanced Death Benefit Rider Charge      0.75% of the Death Benefit Base (Note 5)
  Prior to
  Optional Step-Up (issue age 69 or
younger)
  Enhanced Death Benefit Rider Charge      0.95% of the Death Benefit Base (Note 5)
  Prior to
  Optional Step-Up (issue age 70-75)
  Enhanced Death Benefit Rider Charge      1.50% of the Death Benefit Base (Note 5)
  Upon

  Optional Step-Up (maximum**)



**Certain rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



Note 3. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount.


Note 4. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial purchase payment. The Guaranteed Accumulation Amount is adjusted for additional purchase payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



Note 5. The Death Benefit Base is initially set at an amount equal to your initial purchase payment. The Death Benefit Base is adjusted for subsequent purchase payments and withdrawals. See "Death Benefit - Enhanced Death Benefit" for a definition of the term Death Benefit Base.

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.





                                    Minimum       Maximum
                                    ----          ----

Total Annual Portfolio Expenses     0.54%         1.60%
(expenses that are deducted from
investment portfolio assets,
including management fees,
12b-1/service fees, and other
  expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 American Funds Bond Portfolio             0.00%        0.55%          0.50%      0.40%      1.45%       0.40%         1.05%
 American Funds Growth Portfolio           0.00%        0.55%          0.37%      0.33%      1.25%       0.27%         0.98%
 American Funds International Portfolio    0.00%        0.55%          0.31%      0.52%      1.38%       0.21%         1.17%
 BlackRock High Yield Portfolio            0.60%        0.25%          0.09%      0.00%      0.94%       0.00%         0.94%
 Clarion Global Real Estate Portfolio      0.63%        0.25%          0.05%      0.00%      0.93%       0.00%         0.93%
 Harris Oakmark International Portfolio    0.78%        0.25%          0.07%      0.00%      1.10%       0.00%         1.10%
 Lazard Mid Cap Portfolio(1)               0.69%        0.25%          0.05%      0.00%      0.99%       0.00%         0.99%
 Legg Mason Partners Aggressive Growth     0.63%        0.25%          0.02%      0.00%      0.90%       0.00%         0.90%
 Portfolio
 Legg Mason Value Equity Portfolio         0.63%        0.25%          0.04%      0.00%      0.92%       0.00%         0.92%
 Loomis Sayles Global Markets Portfolio    0.68%        0.25%          0.05%      0.00%      0.98%       0.00%         0.98%
 Lord Abbett Bond Debenture Portfolio      0.50%        0.25%          0.03%      0.00%      0.78%       0.00%         0.78%
 Lord Abbett Growth and Income Portfolio   0.50%        0.25%          0.03%      0.00%      0.78%       0.00%         0.78%
 Lord Abbett Mid Cap Value Portfolio(2)    0.68%        0.25%          0.07%      0.00%      1.00%       0.00%         1.00%
 Met/AIM Small Cap Growth Portfolio        0.86%        0.25%          0.03%      0.00%      1.14%       0.00%         1.14%
 Met/Franklin Mutual Shares Portfolio      0.80%        0.25%          0.55%      0.00%      1.60%       0.45%         1.15%
 Met/Templeton International Bond          0.60%        0.25%          0.25%      0.00%      1.10%       0.00%         1.10%
 Portfolio(3)
 MFS (Reg. TM) Emerging Markets Equity     0.98%        0.25%          0.15%      0.00%      1.38%       0.00%         1.38%
  Portfolio
 MFS (Reg. TM) Research International      0.70%        0.25%          0.06%      0.00%      1.01%       0.00%         1.01%
  Portfolio
 PIMCO Inflation Protected Bond            0.49%        0.25%          0.04%      0.00%      0.78%       0.00%         0.78%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.05%      0.00%      0.78%       0.00%         0.78%
 Pioneer Fund Portfolio(4)(5)(6)           0.70%        0.25%          0.29%      0.00%      1.24%       0.00%         1.24%
 Rainier Large Cap Equity Portfolio        0.67%        0.25%          0.03%      0.00%      0.95%       0.00%         0.95%
 RCM Technology Portfolio                  0.88%        0.25%          0.09%      0.00%      1.22%       0.00%         1.22%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%       0.00%         1.03%
 Third Avenue Small Cap Value Portfolio    0.73%        0.25%          0.04%      0.00%      1.02%       0.00%         1.02%
 Turner Mid Cap Growth Portfolio           0.77%        0.25%          0.05%      0.00%      1.07%       0.00%         1.07%
 Van Kampen Comstock Portfolio             0.58%        0.25%          0.03%      0.00%      0.86%       0.00%         0.86%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND, INC.
 Barclays Capital Aggregate Bond Index     0.25%        0.30%          0.04%      0.00%      0.59%       0.01%         0.58%
 Portfolio
 BlackRock Money Market Portfolio(7)       0.32%        0.25%          0.02%      0.00%      0.59%       0.01%         0.58%
 Davis Venture Value Portfolio             0.70%        0.15%          0.03%      0.00%      0.88%       0.04%         0.84%
 Jennison Growth Portfolio                 0.63%        0.25%          0.04%      0.00%      0.92%       0.00%         0.92%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.04%      0.00%      1.10%       0.00%         1.10%
 Met/Dimensional International Small       0.82%        0.25%          0.44%      0.00%      1.51%       0.11%         1.40%
 Company Portfolio(3)
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.08%      0.00%      0.63%       0.01%         0.62%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.04%      0.00%      0.54%       0.01%         0.53%
 Morgan Stanley EAFE (Reg. TM) Index       0.30%        0.30%          0.12%      0.01%      0.73%       0.01%         0.72%
  Portfolio
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.07%      0.01%      0.63%       0.01%         0.62%
 Van Eck Global Natural Resources          0.80%        0.25%          0.29%      0.03%      1.37%       0.09%         1.28%
 Portfolio(3)
 Western Asset Management U.S.             0.48%        0.25%          0.04%      0.00%      0.77%       0.00%         0.77%
  Government
 Portfolio
 MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio(8)   0.08%        0.25%          0.02%      0.60%      0.95%       0.00%         0.95%
 MetLife Moderate Strategy Portfolio(8)    0.07%        0.25%          0.00%      0.63%      0.95%       0.00%         0.95%
 MetLife Balanced Strategy Portfolio(8)    0.06%        0.25%          0.00%      0.67%      0.98%       0.00%         0.98%
 MetLife Growth Strategy Portfolio(8)      0.06%        0.25%          0.00%      0.71%      1.02%       0.00%         1.02%
 MetLife Aggressive Strategy               0.09%        0.25%          0.01%      0.74%      1.09%       0.00%         1.09%
  Portfolio(8)
 MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS ASSET ALLOCATION PORTFOLIOS
 American Funds Moderate Allocation        0.10%        0.55%          0.05%      0.42%      1.12%       0.05%         1.07%
 Portfolio(9)
 American Funds Balanced Allocation        0.10%        0.55%          0.05%      0.40%      1.10%       0.05%         1.05%
 Portfolio(9)
 American Funds Growth Allocation          0.10%        0.55%          0.05%      0.38%      1.08%       0.05%         1.03%
 Portfolio(9)
 MET INVESTORS SERIES TRUST - FRANKLIN
 TEMPLETON ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding           0.05%        0.25%          0.08%      0.89%      1.27%       0.08%         1.19%
  Strategy
 Portfolio(10)
 MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF                0.33%        0.25%          0.08%      0.20%      0.86%       0.03%         0.83%
 Portfolio(2)(5)(11)
 SSgA Growth ETF Portfolio(1)(5)(11)       0.33%        0.25%          0.08%      0.21%      0.87%       0.03%         0.84%



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2009, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2010 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2008.


(1) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.


(2) Other Expenses include 0.03% of deferred expense reimbursement from a prior period.

(3) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2009.


(4) This is a new share class for this Portfolio. Operating expenses are estimated based on the Class A share expense history for 2008.


(5) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year.


(6) Other Expenses include 0.01% of deferred expense reimbursement from a prior period.


(7) Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.


(8) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(9) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series (Reg. TM). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(10) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(11) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit (assuming the maximum 1.50% charge applies in all contract years), the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,335      (a)$2,480      (a)$3,651      (a)$6,882
    minimum       (b)$1,230      (b)$2,174      (b)$3,163      (b)$6,026


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$635      (a)$1,940      (a)$3,291      (a)$6,882
    minimum       (b)$530      (b)$1,634      (b)$2,803      (b)$6,026


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$996      (a)$1,444      (a)$1,897      (a)$3,232
    minimum       (b)$890      (b)$1,126      (b)$1,368      (b)$2,179


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$296      (a)$904     (a)$1,537      (a)$3,232
    minimum       (b)$190      (b)$586     (b)$1,008      (b)$2,179




The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the year your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.



The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)



As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation (see "Death Benefit - Spousal Continuation"), are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.



o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial purchase payment we will accept is $2,000.



o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.

Once we receive your purchase payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or if unable to obtain such instructions, we will return your purchase payment to you.



If you choose the Guaranteed Minimum Income Benefit Plus II, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit riders, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."



If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, the American Funds Asset Allocation portfolios, the Met/Franklin Templeton Founding Strategy Portfolio, the SSgA Growth and Income ETF Portfolio, the SSgA Growth ETF Portfolio and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the Enhanced Dollar Cost Averaging
(EDCA) program, subject to restrictions).



If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your purchase payments or account value among the MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, American Funds Moderate Allocation Portfolio, American Funds Balanced Allocation Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio and/or the fixed account (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios).


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following investment portfolios are also available under option (A): the MetLife Growth Strategy Portfolio, American Funds Growth Allocation Portfolio, Met/Franklin Templeton Founding Strategy Portfolio and SSgA Growth ETF Portfolio.

OR


(B) You must allocate:



o AT LEAST 30% of purchase payments or account value to Platform 1 portfolios and/or to the fixed account;


o  UP TO 70% of purchase payments or account value to Platform 2 portfolios;



o  UP TO 15% of purchase payments or account value to Platform 3 portfolios;
     and


o  UP TO 15% of purchase payments or account value to Platform 4 portfolios.



For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or
                                          ------------
account value to Platform 1 portfolios and/or to the fixed account and you may allocate up to 85% of purchase payments or account value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B).)



The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     American Funds Bond Portfolio


     Barclays Capital Aggregate Bond Index Portfolio+


     BlackRock Money Market Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Western Asset Management U.S. Government Portfolio


Platform 2
----------


     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio

     American Funds Growth Portfolio

     American Funds International Portfolio

     American Funds Moderate Allocation Portfolio

     BlackRock High Yield Portfolio

     Davis Venture Value Portfolio

     Harris Oakmark International Portfolio

     Jennison Growth Portfolio

     Legg Mason Partners Aggressive Growth Portfolio

     Legg Mason Value Equity Portfolio


     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     Metlife Stock Index Portfolio

     MFS (Reg. TM) Research International Portfolio


     Morgan Stanley EAFE (Reg. TM) Index Portfolio+

     Pioneer Fund Portfolio+


     Rainier Large Cap Equity Portfolio


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


     Van Kampen Comstock Portfolio


Platform 3
----------



     Lazard Mid Cap Portfolio


     Lord Abbett Mid Cap Value Portfolio


     Met/Artisan Mid Cap Value Portfolio

     MetLife Mid Cap Stock Index Portfolio+


     T. Rowe Price Mid Cap Growth Portfolio

     Turner Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio

     Met/AIM Small Cap Growth Portfolio


     Met/Dimensional International Small Company Portfolio

     Met/Templeton International Bond Portfolio+


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     RCM Technology Portfolio


     Russell 2000 (Reg. TM) Index Portfolio+


     Third Avenue Small Cap Value Portfolio


     Van Eck Global Natural Resources Portfolio+


+ These portfolios are not available for investment prior to May 4, 2009.



YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial purchase payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).

We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new purchase payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your account value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your account value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your account value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your account value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for purchase payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an account value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 50 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



Each of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Each investment portfolio's 12b-1 Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.


We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of account value to such investment portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers on May 1, 2009.) MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C portfolios are available under the contract:



     American Funds Bond Portfolio (Class C)

     American Funds Growth Portfolio (Class C)

     American Funds International Portfolio (Class C)

     BlackRock High Yield Portfolio


     Clarion Global Real Estate Portfolio


     Harris Oakmark International Portfolio

     Lazard Mid Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio

     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/AIM Small Cap Growth Portfolio

     Met/Franklin Mutual Shares Portfolio


     Met/Templeton International Bond Portfolio*+


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio


     Pioneer Fund Portfolio+


     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


+ These portfolios are not available for investment prior to May 4, 2009.



METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Barclays Capital Aggregate Bond Index Portfolio

         (Class G)+

     BlackRock Money Market Portfolio (Class B)


     Davis Venture Value Portfolio (Class E)


     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio

         (formerly Harris Oakmark Focused Value Portfolio) (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)+

     MetLife Stock Index Portfolio (Class B)

     Morgan Stanley EAFE (Reg. TM) Index Portfolio (Class G)+

     Russell 2000 (Reg. TM) Index Portfolio (Class G)+

     Van Eck Global Natural Resources Portfolio (Class B)*+

     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


+ These portfolios are not available for investment prior to May 4, 2009.




MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:


     Met/Franklin Templeton Founding Strategy Portfolio




MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -

Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.

o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the Enhanced Death Benefit, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


o  The credited interest rate is equal to the guaranteed minimum rate;


o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds International, BlackRock High Yield, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, Met/Dimensional International Small Company, Met/Templeton International Bond, MFS (Reg. TM) Emerging Markets Equity, MFS (Reg. TM) Research International, Morgan Stanley EAFE (Reg. TM) Index, Russell 2000 (Reg. TM) Index, Third Avenue Small Cap Value, and Van Eck Global Natural Resources Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.


The two dollar cost averaging programs are:


1.    STANDARD DOLLAR COST AVERAGING (DCA)


     This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.



You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit rider.

2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple purchase payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider, the fixed account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Legg Mason Partners Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason Partners Aggressive Growth Portfolio to increase those holdings to 60%.


DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM



The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.



METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives and policies, MetLife Advisers' investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, MetLife Advisers will evaluate each portfolio's target allocation between equity and fixed income securities, including the allocation among sub-classes of these asset classes, based on the portfolio's risk profile. At the same time, MetLife Advisers will also consider whether to make changes to each portfolio's underlying investment portfolio target. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying investment portfolios, which may assist MetLife Advisers in determining the underlying investment portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying investment portfolios. MetLife Advisers is responsible for paying the consulting fees.

DESCRIPTION OF THE AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS


The following three American Funds Asset Allocation Portfolios (Class C) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the American Funds Asset Allocation Portfolios.


AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS
------------------------------------------


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio


Each portfolio was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class 1 shares of certain funds of American Funds Insurance Series (Reg.
TM) that invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three primary asset classes (equity, fixed income and cash/money market). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives, policies, investment process and portfolio analytical and management personnel. Periodically, MetLife Advisers will evaluate each portfolio's allocation among equity, fixed income and cash, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. At the same time, MetLife Advisers will also consider whether to make changes with respect to the underlying investment portfolios, such as selecting one or more new underlying investment portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by Franklin Templeton, which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio. MetLife Advisers is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. MetLife Advisers will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying investment portfolios in which it invests.)


DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.


Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large-, mid- and small-capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' sub-adviser, establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other things, the historical performance of each ETF and/or asset class, future risk/

return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income and cash/cash equivalents including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)



VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).



MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each investment portfolio.



This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.



DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

      Annual Step-Up Death Benefit         0.20  %
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25  %



*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each investment portfolio.


Please check with your registered representative regarding which death benefits are available in your state.



If you select the Enhanced Death Benefit, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.75% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.95% of the death benefit base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit" for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.90% of the death benefit base if you are age 70-75 at issue.


For contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.85% of the death benefit base if you are age 70-75 at issue.


For contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%.



ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE



We offer a Guaranteed Minimum Income Benefit ("GMIB") that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I. Please check with your registered representative regarding whether GMIB Plus II or GMIB Plus I is available in your state. GMIB II is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009. GMIB I is not available for sale.


If you select the GMIB Plus II rider, we will assess a charge during the accumulation phase equal to 1.00% of the income base (see "Living Benefits - Guaranteed Income Benefits" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the GMIB Plus II rider, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge

(1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. If you select the GMIB Plus I rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base at the time the rider charge is assessed. If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%. For contracts issued prior to February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 0.80% of the income base. For contracts issued prior to February 26, 2007 for which the GMIB Plus I was elected, the rider charge equals 0.75% of the income base.


If you selected the GMIB II rider or the GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed. For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 1, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.



The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/

account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE



There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit ("GWB") rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders). The GWB I rider is no longer available for purchase. Please check with your registered representative regarding which versions are available in your state.


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -

Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.



The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (For contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.) The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.


The rider charge for the Lifetime Withdrawal Guarantee riders and the Guaranteed Withdrawal Benefit riders is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Enhanced GWB rider or a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the most recent contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% (Single Life version) or 1.50% (Joint Life version). If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


If you elect an Optional Reset as permitted under the Enhanced GWB rider or the GWB I rider, we may increase the rider charge to the Enhanced GWB/GWB I rider charge applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 1.00% (for Enhanced GWB) or 0.95% (for GWB I) of the Guaranteed Withdrawal Amount. (For contracts issued prior to July 16, 2007, the maximum charge for the Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.)


If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero.



GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE



The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale, effective for applications and necessary paperwork received on and after May 4, 2009. If you elected the GMAB, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. The GMAB rider charge is deducted from your account value pro rata from your contract's MetLife Asset Allocation Program portfolio and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE



We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:



1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then


2.    The free withdrawal amount described below; then


3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.


A withdrawal charge will be assessed if prior purchase payments are withdrawn pursuant to a request to divide the assets of a contract due to divorce.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7

  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your joint owner exits the nursing home or hospital. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)



TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).



When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us, subject to restrictions that may apply in your state.



Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

A transfer during the income phase from a variable annuity payment option to a fixed annuity payment option may result in a reduction in the amount of annuity payments.


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change, unless you make a transfer from a variable annuity payment option to the fixed annuity payment that causes the fixed annuity payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.



Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")




Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS



The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.

FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.





6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS



We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders - guaranteed income benefits and guaranteed withdrawal benefits:



Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.

Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)



o  Guaranteed Withdrawal Benefit I (GWB I)



The GWB riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider.



With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.



Guaranteed Asset Accumulation Benefit
-------------------------------------



Prior to May 4, 2009, we offered the Guaranteed Minimum Accumulation Benefit
(GMAB). The GMAB is designed to guarantee that your account value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted investment portfolios you select.



GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I. Please check with your registered representative regarding whether GMIB Plus II or GMIB Plus I is available in your state. GMIB II is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009. GMIB I is not available for sale.


Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.



FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS



INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued before February 24, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your annuity payments will be the greater of:



o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive annuity payments as guaranteed under the GMIB, you may elect any of the annuity options available under the contract.



OWNERSHIP. If you, the owner, are a natural person, you must also be the annuitant. If a non-natural person owns the contract, then the annuitant will be considered the owner in determining the income base and GMIB annuity payments. If joint owners are named, the age of the older joint owner will be used to determine the income base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the owner, oldest joint owner or the annuitant, if the owner is a non-natural person.



GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/Optional Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.


Additionally, the GMIB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/


Optional Reset), and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.



(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II



In states where approved, the version of the GMIB Plus II described below is available for contracts issued based on applications and necessary information that we receive in good order at our Annuity Service Center on and after May 4, 2009. In order for us to issue you the previous version of this rider (that has different features), we must receive your application and necessary information at our Annuity Service Center, in good order, before the close of the New York Stock Exchange on May 1, 2009.


In states where approved, the GMIB Plus II rider is available only for owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.



INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:



    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary prior to the owner's 91st birthday and 0% thereafter; and



    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or



         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.



(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.



OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.



The Optional Step-Up:




(1) resets the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;




(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and




(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.



On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.



GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the GMIB Plus II investment allocation restrictions, described above, will no longer apply.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:



(1)    Life annuity with 5 years of annuity payments guaranteed.




(2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")



These options are described in the contract and the GMIB Plus II rider.



The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



If you exercise the GMIB Plus II, your annuity payments will be the greater of:



o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



The GMIB payout rates are enhanced under the following circumstances. If:


o  you begin withdrawals on or after your 62nd birthday;


o your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).


Alternatively, if:


o  you begin withdrawals on or after your 60th birthday;


o your account value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).



If you choose not to receive annuity payments as guaranteed under the GMIB Plus II, you may elect any of the annuity options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:



    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base);



    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB;


    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;



    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures;



    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract, subject to our administrative procedures.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.



For contracts issued from February 24, 2009 through May 1, 2009, the following
---------------------------------------------------------------
differences apply:


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year.


(3) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(6) The GMIB payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


For contracts issued before February 24, 2009, differences (1) through (4)
---------------------------------------------
above apply, and the following replaces differences (5) and (6):


(5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(6) The GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.



(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where the GMIB Plus I has been approved and the GMIB Plus II has not been approved, the GMIB Plus I is available only for owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the account value exceeds the Annual Increase Amount immediately before the reset; and (b) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.



(6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).



(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.



(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and
     (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


    (a)    the MetLife Defensive Strategy Portfolio

    (b)    the MetLife Moderate Strategy Portfolio


    (c)    the MetLife Balanced Strategy Portfolio


    (d)    the MetLife Growth Strategy Portfolio


    (e)    the American Funds Moderate Allocation Portfolio


    (f)    the American Funds Balanced Allocation Portfolio


    (g)    the American Funds Growth Allocation Portfolio




    (h)    the Met/Franklin Templeton Founding Strategy Portfolio


    (i)    the SSgA Growth and Income ETF Portfolio


    (j)    the SSgA Growth ETF Portfolio


    (k)    the BlackRock Money Market Portfolio.




If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.



For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a contract year will be set equal to the dollar amount of total withdrawals in such contract year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the income base (with a maximum charge of 1.50% of the income base applicable upon the exercise of the Optional Reset feature). (See Appendix D for examples of the GMIB.)


For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above.


DESCRIPTION OF GMIB II



The GMIB II rider is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009.


In states where approved, GMIB II was available only for owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.



GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The additional charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such contract year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.

(5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:



    The 30th day following the contract anniversary on or following your 85th birthday.



(8)    The following replaces termination provision d), above:



    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.



(9)    The following replaces termination provision e), above:



    A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.



(10)    Termination provisions f) and g), above, do not apply.


(11) There are no limitations to how you may allocate your purchase payments and account value among the investment portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I



The GMIB I rider is not available for sale.


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.



GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II-Income Base", except that:



    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.



(2) The following replaces termination provision d), above:


     Death of the owner or death of the annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses, the GMIB I rider terminates (even if there remains any income base) and no payments will be made under the rider.



We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit -

General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS



We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I). LWG I is only offered in states where LWG II has not yet been approved. GWB I is no longer available for purchase. Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.



FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the Enhanced GWB and GWB I, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN

COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.



GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.



(See Appendix E for examples of the GWB riders.)



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II



In states where approved, the version of the Lifetime Withdrawal Guarantee II described below is available for contracts issued based on applications and necessary information that we receive in good order at our Annuity Service Center on and after May 4, 2009. In order for us to issue you the previous version of this rider (that has different investment allocation restrictions - see "Purchase - Investment Allocation Restrictions for Certain Riders"), we must receive your application and necessary information at our Annuity Service Center, in good order, before the close of the New York Stock Exchange on May 1, 2009.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE ENTIRE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCED THE ACCOUNT VALUE. WE REFER TO THIS TYPE OF WITHDRAWAL AS AN EXCESS WITHDRAWAL.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). IF, HOWEVER, YOU TAKE AN EXCESS WITHDRAWAL, THEN WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCES THE ACCOUNT VALUE.


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the

Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero. This means if your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal on or after the date you reach age 76, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG II rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the LWG II rider. Also, income amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the LWG II rider. (See "Federal Income Tax Status - Withdrawals.")



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have made an

Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL ON OR AFTER THE DATE YOU REACH AGE 76).



IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.



You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal on or after the date you reach age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).



The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the date you reach age 76); and




o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued before February 24, 2009, the maximum charge upon an
---------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).



In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract owner died (or before the first joint owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract owner, or oldest joint owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.


For contracts issued prior to February 24, 2009, the current charge for the
-----------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%).



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);



(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value and your contract is thereby terminated (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);



(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or



(8) the date you assign your contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed).



Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the owner or joint owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.



Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the

LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the LWG II rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.



TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining

Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.



COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from
                                                      ------
the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).



AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each contract anniversary prior to the owner's 86th birthday.



RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


     (a)    the MetLife Defensive Strategy Portfolio


    (b)    the MetLife Moderate Strategy Portfolio


    (c)    the MetLife Balanced Strategy Portfolio


    (d)    the MetLife Growth Strategy Portfolio



    (e)    the American Funds Moderate Allocation Portfolio


    (f)    the American Funds Balanced Allocation Portfolio


    (g)    the American Funds Growth Allocation Portfolio




    (h)    the Met/Franklin Templeton Founding Strategy Portfolio


    (i)    the SSgA Growth and Income ETF Portfolio


    (j)    the SSgA Growth ETF Portfolio


    (k)    the BlackRock Money Market Portfolio.




You may also elect to participate in the DCA or EDCA programs, provided that your destination investment portfolios are one or more of the above listed investment portfolios.



DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent purchase payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and


o If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.



(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)



ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year (including any applicable withdrawal charge) exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)



You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.



GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the

Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.



OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:



o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;


o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.



You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your account value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your account value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the account value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the account value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the account value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your account value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your account value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the owner's 86th birthday) and at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.



CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your account value;


(2)    the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your account value (whatever account value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason;


(6)    the effective date of cancellation of the rider; or


(7)    the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified

Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I



The GWB I rider is no longer available for purchase.


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five contract years instead of every contract year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; and (5) you do not have the ability to cancel the rider following your fifth contract anniversary.



By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three contract years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


GUARANTEED MINIMUM ACCUMULATION BENEFIT



The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale, effective for applications and necessary paperwork received on and after May 4, 2009.



The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.



If you have elected the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife Asset Allocation
                                          ---
Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen.No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you chose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:




                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options -

Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.



This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.



BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total account value.


     EXAMPLE:


   Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the

Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.


Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day

GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. The GMAB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA contract (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

SUMMARY OF LIVING BENEFIT RIDERS


The chart below highlights certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.*





                                         INCOME
                                       GUARANTEES
                                        GMIB PLUS
                                         I & II
 LIFETIME INCOME              Yes (after waiting period)
 BENEFIT RIDER INVOLVES                   Yes
 ANNUITIZATION
 WITHDRAWALS PERMITTED/1/       Prior to annuitization
 WAITING PERIOD                  Must wait 10 years to
                            annuitize under rider; Optional
                              Step-Up/2/ restarts waiting
                             period; withdrawals available
                                      immediately
 RESET/STEP-UP                            Yes
 MAY INVEST IN VARIABLE         Prior to annuitization
 INVESTMENT OPTIONS
 INVESTMENT ALLOCATION                    Yes
 REQUIREMENTS
 ABILITY TO CANCEL RIDER     Yes, after 10 years, can take
                               lump-sum option under the
                                    GPO provisions
 DEATH BENEFIT             Prior to annuitization, contract
                              death benefit available/3/
 CURRENT RIDER CHARGES/4/     GMIB Plus II: 1.00%; GMIB
                                    Plus I: 0.80%



                                                        WITHDRAWAL
                                                        GUARANTEES
                                  LIFETIME WITHDRAWAL
                                   GUARANTEE I & II                     ENHANCED GWB
 LIFETIME INCOME            Yes (if first withdrawal on or                 No
                                  after age 59 1/2)
 BENEFIT RIDER INVOLVES                   No                               No
 ANNUITIZATION
 WITHDRAWALS PERMITTED/1/                Yes                               Yes
 WAITING PERIOD             None (age 59 1/2 for lifetime                 None
                                     withdrawals)
 RESET/STEP-UP                           Yes                               Yes
 MAY INVEST IN VARIABLE                  Yes                               Yes
 INVESTMENT OPTIONS
 INVESTMENT ALLOCATION                   Yes                               No
 REQUIREMENTS
 ABILITY TO CANCEL RIDER       Yes, at 5th, 10th & 15th       Yes, within 90 days after 5th
                            contract anniversary, annually        contract anniversary
                           thereafter; or, lump-sum option
                            under the GPA provisions after
                                       15 years
 DEATH BENEFIT                Contract death benefit or      Ability to receive Benefit Base
                            alternate rider death benefit   in series of payments instead of
                            available; ability to receive        contract death benefit
                                 Remaining Guaranteed
                             Withdrawal Amount in series
                           of payments instead of contract
                                    death benefit
 CURRENT RIDER CHARGES/4/     LWG II: 1.25% (Single Life                  0.55%
                            version) or 1.50% (Joint Life
                            version); LWG I: 0.50% (Single
                            Life version) or 0.70% (Joint
                                    Life version)



--------

* For descriptions of the GMIB I, GMIB II, and GWB I riders, which are no longer available as of May 4, 2009, please see "Living Benefits" above.



(1) Withdrawals will reduce the living and death benefits and account value.


(2) For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."


(3) If the contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "Annuity Payments (The Income Phase)" and the rider descriptions for more information.



(4) Certain rider charges may increase upon an Optional Step-Up or Optional Reset. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than account value. For example, the charge for GMIB Plus II is 1.00% of the income base. See the Expenses section and the individual rider descriptions for more information.

8. PERFORMANCE



We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the investment portfolio expenses.



For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.



We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.



You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.


Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the account value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the account value, in accordance with the current allocation of the account value. This death benefit amount remains in the investment portfolios until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the investment portfolios on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.



If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



(See Appendix F for examples of the Principal Protection death benefit rider.)



OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix F for examples of the Annual Step-Up death benefit rider.)



OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT



In states where approved, the version of the Enhanced Death Benefit described below is available for contracts issued based on applications and necessary information that we receive in good order at our Annuity Service Center on and after May 4, 2009. In order for us to issue you the previous version of this rider (that has a lower charge and different features), we must receive your application and necessary information at our Annuity Service Center, in good order, before the close of the New York Stock Exchange on May 1, 2009.


In states where approved, you may select the Enhanced Death Benefit rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider.

If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:


(1)    the account value; or


(2)    the death benefit base.



The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest account value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.



The death benefit base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal. The percentage reduction in account value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the account value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:



         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a contract year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a contract year are payable to the owner (or the annuitant if the owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a contract year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year and will be treated as a single withdrawal at the end of that contract year.



The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.



For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in good order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered a version of the Enhanced Death Benefit rider that is no longer available. The prior version is the same as the current version except that:
(1) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6% with respect to (b)(i) and (ii) above; (2) different investment allocation restrictions apply (see "Purchase -

Investment Allocation Restrictions for Certain Riders"); and (3) different rider charges apply (see "Expenses -
Death Benefit Rider Charges").



OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that (1) the account value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up will:


    (a) Reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.



INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the Enhanced Death Benefit, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.



TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:

a) The date you make a total withdrawal of your account value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your account value;


c) The date you annuitize your contract (a pro rata portion of the rider charge will be assessed);


d) A change of the owner or joint owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures;


e) The date you assign your contract, subject to our administrative procedures;


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


(See Appendix F for examples of the Enhanced Death Benefit.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the account value; or



(2)    the greater of (a) or (b) below:



    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).



(See Appendix F for examples of the Compounded-Plus death benefit rider.)



ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


                               Benefit Percentage



   Issue Age               Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.



If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death.



If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2009, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2009. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 will require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects, including a proposed prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.



SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.



SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")



The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuitized payments under your contract. The required minimum distribution rules are complex, so consult with your tax advisor before waiving your 2009 required minimum distribution payment.



Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.



PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES



Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.



We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS



MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New Hampshire and New York.

For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.

We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular investment portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include Metropolitan Life Insurance Company (MLIC); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.


We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2008, as well as the range of additional compensation paid.)

REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.



A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.

o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm

     Additional Information


     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2008. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1




                                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.008575          7.016504         1,489,655.7097
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.038574          8.958531           102,715.0448
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008        9.998575          6.364205         1,986,210.6664
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008        9.988576          5.763664           266,254.6293
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.088572          6.059120           130,383.0723
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.018575          7.690677           632,896.8899
=============                            ==== ==========       =========         =========         ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.010615         12.733893             4,644.3595
=============                            ==== ==========       =========         =========         ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.998932         12.842253            65,680.1666
   01/01/2005                             to  12/31/2005       12.842253         14.361086           221,739.4574
   01/01/2006                             to  12/31/2006       14.361086         19.503665           213,770.9582
   01/01/2007                             to  12/31/2007       19.503665         16.361582           145,227.6772
   01/01/2008                             to  12/31/2008       16.361582          9.419490           154,187.2780
=============                            ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998932         11.979835        82,643.9004
  01/01/2005    to  12/31/2005       11.979835         13.308023       109,134.2575
  01/01/2006    to  12/31/2006       13.308023         15.197948       107,157.0510
  01/01/2007    to  12/31/2007       15.197948         15.465093        99,419.1581
  01/01/2008    to  12/31/2008       15.465093          9.757880        91,362.8861
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.763336       140,155.1290
  01/01/2004    to  12/31/2004       11.763336         13.994100       282,617.7601
  01/01/2005    to  12/31/2005       13.994100         15.780483       254,300.0924
  01/01/2006    to  12/31/2006       15.780483         20.071036       254,524.7291
  01/01/2007    to  12/31/2007       20.071036         19.588813       238,219.6437
  01/01/2008    to  12/31/2008       19.588813         11.429986       247,935.4415
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989         12.034528        97,168.7707
  01/01/2004    to  12/31/2004       12.034528         13.589483       103,025.3216
  01/01/2005    to  12/31/2005       13.589483         14.495473       109,173.9178
  01/01/2006    to  12/31/2006       14.495473         16.408565       111,697.0879
  01/01/2007    to  12/31/2007       16.408565         15.756529       131,278.2056
  01/01/2008    to  12/31/2008       15.756529          9.595726       153,906.5093
============   ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.505944          6.717278       217,140.6072
  01/01/2004    to  12/31/2004        6.717278          7.189929       318,525.9078
  01/01/2005    to  12/31/2005        7.189929          8.060860       250,205.7032
  01/01/2006    to  12/31/2006        8.060860          7.818713       232,569.9866
  01/01/2007    to  12/31/2007        7.818713          7.892126       226,248.5456
  01/01/2008    to  12/31/2008        7.892126          4.747779       205,007.5443
============   ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.247456         10.627269             0.0000
  01/01/2006    to  12/31/2006       10.627269         11.180916        20,868.2533
  01/01/2007    to  12/31/2007       11.180916         10.383877        22,854.5369
  01/01/2008    to  12/31/2008       10.383877          4.651552        31,692.2665
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988932         10.346428             0.0000
  01/01/2007    to  12/31/2007       10.346428         13.056584         4,649.3586
  01/01/2008    to  12/31/2008       13.056584          7.827887        45,409.4605
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.114631         174,836.8741
  01/01/2004    to  12/31/2004       16.114631         17.204948         322,326.4646
  01/01/2005    to  12/31/2005       17.204948         17.236958         733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397         713,747.7129
  01/01/2007    to  12/31/2007       18.571397         19.530893         703,520.1220
  01/01/2008    to  12/31/2008       19.530893         15.691614         632,855.7845
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         43.114082         105,089.3259
  01/01/2004    to  12/31/2004       43.114082         47.937816         319,167.2202
  01/01/2005    to  12/31/2005       47.937816         48.925372         506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355         514,776.6184
  01/01/2007    to  12/31/2007       56.884355         58.235221         457,225.7942
  01/01/2008    to  12/31/2008       58.235221         36.597630         428,888.4437
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.455881         16.783283         498,570.9496
============   ==== ==========       =========         =========         ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.707674         11.610242         102,491.7650
  01/01/2004    to  12/31/2004       11.610242         12.197049         181,197.2843
  01/01/2005    to  12/31/2005       12.197049         13.035149         277,191.3564
  01/01/2006    to  12/31/2006       13.035149         14.692143         230,580.9637
  01/01/2007    to  12/31/2007       14.692143         16.106871         167,547.2084
  01/01/2008    to  12/31/2008       16.106871          9.741028         169,394.9110
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998575          6.604697          70,591.0452
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998575          7.038489         417,605.7008
============   ==== ==========       =========         =========         ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.727655          34,265.7492
  01/01/2004    to  11/19/2004        7.727655          7.945595          51,635.2834
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988932         10.485576           2,835.6493
  01/01/2007    to  12/31/2007       10.485576         14.139404          11,313.7846
  01/01/2008    to  12/31/2008       14.139404          6.206168         212,896.0530
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.497588           82,477.5512
  01/01/2004    to  12/31/2004        9.497588         11.208267          444,669.7857
  01/01/2005    to  12/31/2005       11.208267         12.880848          666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474          603,044.2186
  01/01/2007    to  12/31/2007       16.092474         17.994629          432,768.7608
  01/01/2008    to  12/31/2008       17.994629         10.236813          413,505.8768
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.969640          352,547.3249
  01/01/2004    to  12/31/2004        7.969640          8.370190          492,146.7140
  01/01/2005    to  12/31/2005        8.370190          8.651885          466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873          614,895.6744
  01/01/2007    to  12/31/2007        9.190873         10.367771          537,140.6796
  01/01/2008    to  12/31/2008       10.367771          5.532204          510,814.1805
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.442908          233,720.3985
  01/01/2004    to  12/31/2004       10.442908         11.236502          353,686.1928
  01/01/2005    to  12/31/2005       11.236502         11.245632          254,164.6757
  01/01/2006    to  12/31/2006       11.245632         11.143728          256,083.2801
  01/01/2007    to  12/31/2007       11.143728         12.186705          236,762.8367
  01/01/2008    to  12/31/2008       12.186705         11.200179          236,684.3964
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.687477          239,224.2539
  01/01/2004    to  12/31/2004       11.687477         12.110712          749,670.7222
  01/01/2005    to  12/31/2005       12.110712         12.223413        1,536,060.8230
  01/01/2006    to  12/31/2006       12.223413         12.611070        1,628,841.7989
  01/01/2007    to  12/31/2007       12.611070         13.388910        1,122,424.5428
  01/01/2008    to  12/31/2008       13.388910         13.269677        1,836,957.9602
============   ==== ==========       =========         =========        ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565877          9.985542                0.0000
  01/01/2008    to  12/31/2008        9.985542          5.735714            5,788.3869
============   ==== ==========       =========         =========        ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316          4.602892           41,536.8386
  01/01/2004    to  12/31/2004        4.602892          4.347370          132,215.9100
  01/01/2005    to  12/31/2005        4.347370          4.764097           90,973.8832
  01/01/2006    to  12/31/2006        4.764097          4.954155           92,431.7187
  01/01/2007    to  12/31/2007        4.954155          6.431316           85,797.7021
  01/01/2008    to  12/31/2008        6.431316          3.526189           84,001.8777
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.431507          8.599158         2,787,693.6433
============   ==== ==========       =========         =========         ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.806825          7.883723         1,040,729.3647
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.128422           205,195.9994
  01/01/2004    to  12/31/2004        6.128422          7.127233           469,918.1630
  01/01/2005    to  12/31/2005        7.127233          8.064495         1,023,758.7198
  01/01/2006    to  12/31/2006        8.064495          8.451316         1,007,530.5651
  01/01/2007    to  12/31/2007        8.451316          9.812864           619,055.0272
  01/01/2008    to  12/31/2008        9.812864          5.835734           633,847.6083
============   ==== ==========       =========         =========         ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.488494           157,715.4306
  01/01/2004    to  12/31/2004       11.488494         14.345408           239,512.5357
  01/01/2005    to  12/31/2005       14.345408         16.352461           290,544.6166
  01/01/2006    to  12/31/2006       16.352461         18.261325           297,320.2937
  01/01/2007    to  12/31/2007       18.261325         17.479670           253,296.5220
  01/01/2008    to  12/31/2008       17.479670         12.107897           246,374.0647
============   ==== ==========       =========         =========         ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998932         11.122514            66,323.9097
  01/01/2005    to  12/31/2005       11.122514         12.226213            44,462.4804
  01/01/2006    to  12/31/2006       12.226213         12.801545            46,370.7652
  01/01/2007    to  12/31/2007       12.801545         15.686606            42,540.5936
  01/01/2008    to  12/31/2008       15.686606          8.005137            50,547.2214
============   ==== ==========       =========         =========         ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998932         10.482927           508,181.0815
  01/01/2006    to  12/31/2006       10.482927         12.009028           730,654.8911
  01/01/2007    to  12/31/2007       12.009028         11.557695           586,576.6897
  01/01/2008    to  12/31/2008       11.557695          7.311136           582,309.5651
============   ==== ==========       =========         =========         ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.982136         10.094014            64,483.2823
  01/01/2006    to  12/31/2006       10.094014         10.417463           273,210.8711
  01/01/2007    to  12/31/2007       10.417463         10.777221           517,884.4061
  01/01/2008    to  12/31/2008       10.777221         10.914141         1,219,381.8091
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666         10.032199           66,830.7497
  01/01/2004    to  12/31/2004       10.032199          9.965778           73,780.4515
  01/01/2005    to  04/30/2005        9.965778          9.982068                0.0000
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.781850          242,775.3304
  01/01/2004    to  12/31/2004       10.781850         11.934370          940,538.8111
  01/01/2005    to  12/31/2005       11.934370         12.974739        1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624        1,684,434.1394
  01/01/2007    to  12/31/2007       14.652624         15.103332        1,289,026.3185
  01/01/2008    to  12/31/2008       15.103332          9.025430        1,272,192.9266
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.989331          184,602.2509
  01/01/2004    to  12/31/2004       13.989331         15.141040          233,525.3521
  01/01/2005    to  12/31/2005       15.141040         16.396913          195,213.8691
  01/01/2006    to  12/31/2006       16.396913         18.156026          185,309.5425
  01/01/2007    to  12/31/2007       18.156026         16.652392          161,422.5346
  01/01/2008    to  12/31/2008       16.652392          8.853884          151,378.3014
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.762009          156,031.8871
  01/01/2004    to  12/31/2004        9.762009         10.496784          372,765.3957
  01/01/2005    to  12/31/2005       10.496784         11.764232          523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780          613,743.0869
  01/01/2007    to  12/31/2007       11.905780         13.089520          417,221.2410
  01/01/2008    to  12/31/2008       13.089520          8.198138          409,304.1269
============   ==== ==========       =========         =========        ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.066059         10.137618               69.1893
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.460062           30,174.7201
  01/01/2004    to  12/31/2004       10.460062         11.385874           62,937.5749
  01/01/2005    to  12/31/2005       11.385874         11.731023           91,588.8436
  01/01/2006    to  12/31/2006       11.731023         13.338443           95,416.7582
  01/01/2007    to  12/31/2007       13.338443         13.820181           79,061.6761
  01/01/2008    to  12/31/2008       13.820181          8.558483          109,635.4408
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.969806         15.964032                0.0000
  01/01/2006    to  12/31/2006       15.964032         16.375307              382.3422
  01/01/2007    to  12/31/2007       16.375307         16.814588              593.1883
  01/01/2008    to  12/31/2008       16.814588         16.508505           30,860.0092
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.303038         10.693251          164,585.3927
  01/01/2005    to  12/31/2005       10.693251         11.651175          581,229.6012
  01/01/2006    to  12/31/2006       11.651175         13.070727          654,091.7300
  01/01/2007    to  12/31/2007       13.070727         13.273444          668,628.8654
  01/01/2008    to  12/31/2008       13.273444          7.754319        2,713,302.4580
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.103167         10.397106        1,026,838.2730
  01/01/2005    to  12/31/2005       10.397106         10.994107        2,493,738.8778
  01/01/2006    to  12/31/2006       10.994107         12.152378        3,752,281.9320
  01/01/2007    to  12/31/2007       12.152378         12.580234        5,298,829.1487
  01/01/2008    to  12/31/2008       12.580234          8.451645       12,103,070.9155
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.943271         10.113107           25,869.8450
  01/01/2005    to  12/31/2005       10.113107         10.430055          114,834.5401
  01/01/2006    to  12/31/2006       10.430055         11.183762          188,059.5845
  01/01/2007    to  12/31/2007       11.183762         11.691964          800,555.5716
  01/01/2008    to  12/31/2008       11.691964          9.157310        1,459,289.2595
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.243077         10.608115        1,288,060.5410
  01/01/2005    to  12/31/2005       10.608115         11.426958        2,732,343.2028
  01/01/2006    to  12/31/2006       11.426958         12.813215        4,559,281.4958
  01/01/2007    to  12/31/2007       12.813215         13.241565        7,008,703.4306
  01/01/2008    to  12/31/2008       13.241565          8.120740       14,788,093.7682
============   ==== ==========       =========         =========       ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.013225         10.233375          241,279.7859
  01/01/2005    to  12/31/2005       10.233375         10.688727          777,624.5323
  01/01/2006    to  12/31/2006       10.688727         11.630632        1,141,012.3178
  01/01/2007    to  12/31/2007       11.630632         12.192163        2,292,187.4525
  01/01/2008    to  12/31/2008       12.192163          8.854726        3,036,575.9505
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007917          6.987538        33,522.6656
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037916          8.921633         3,515.2612
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997918          6.337908        10,211.0993
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987918          5.739826        10,372.6903
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087913          6.034090         9,868.8798
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017917          7.658954         3,130.1184
============   ==== ==========       =========         =========       ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.860568         11.824810             0.0000
============   ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         12.790697       147,425.6869
  01/01/2005    to  12/31/2005       12.790697         14.218141       133,742.7889
  01/01/2006    to  12/31/2006       14.218141         19.194490       132,911.5595
  01/01/2007    to  12/31/2007       19.194490         16.005296       120,966.0584
  01/01/2008    to  12/31/2008       16.005296          9.158910        89,617.4257
============   ==== ==========       =========         =========       ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         11.931716       133,009.4275
  01/01/2005    to  12/31/2005       11.931716         13.175555       127,028.8005
  01/01/2006    to  12/31/2006       13.175555         14.956929       133,000.0339
  01/01/2007    to  12/31/2007       14.956929         15.128293       120,066.3037
  01/01/2008    to  12/31/2008       15.128293          9.487967        87,531.5536
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.683960         11.625277       380,772.7126
  01/01/2004    to  12/31/2004       11.625277         13.746952       430,732.8361
  01/01/2005    to  12/31/2005       13.746952         15.409353       354,309.2494
  01/01/2006    to  12/31/2006       15.409353         19.482154       312,515.3022
  01/01/2007    to  12/31/2007       19.482154         18.899669       285,968.3884
  01/01/2008    to  12/31/2008       18.899669         10.961554       253,171.1413
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.653416         11.893317         252,033.9427
  01/01/2004    to  12/31/2004       11.893317         13.349490         199,024.9843
  01/01/2005    to  12/31/2005       13.349490         14.154574         156,263.8409
  01/01/2006    to  12/31/2006       14.154574         15.927114         147,604.3052
  01/01/2007    to  12/31/2007       15.927114         15.202206         127,382.0185
  01/01/2008    to  12/31/2008       15.202206          9.202464         115,726.8586
============   ==== ==========       =========         =========         ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.448004          6.620031         659,293.7894
  01/01/2004    to  12/31/2004        6.620031          7.043338         568,209.4072
  01/01/2005    to  12/31/2005        7.043338          7.849430         433,969.7607
  01/01/2006    to  12/31/2006        7.849430          7.568189         375,516.3553
  01/01/2007    to  12/31/2007        7.568189          7.593294         357,066.5919
  01/01/2008    to  12/31/2008        7.593294          4.540528         314,208.5349
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246282         10.616793           2,002.7801
  01/01/2006    to  12/31/2006       10.616793         11.103240          15,165.4620
  01/01/2007    to  12/31/2007       11.103240         10.249680          19,468.6499
  01/01/2008    to  12/31/2008       10.249680          4.563760          20,973.1268
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438         10.304828           3,867.0656
  01/01/2007    to  12/31/2007       10.304828         12.925932          30,466.2269
  01/01/2008    to  12/31/2008       12.925932          7.702959          29,920.1168
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.542867         15.881558         598,811.8673
  01/01/2004    to  12/31/2004       15.881558         16.854422         627,149.8832
  01/01/2005    to  12/31/2005       16.854422         16.785051         418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644         377,830.9449
  01/01/2007    to  12/31/2007       17.976644         18.791730         338,864.3287
  01/01/2008    to  12/31/2008       18.791730         15.007127         285,692.9253
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.192095         42.490294         341,376.5167
  01/01/2004    to  12/31/2004       42.490294         46.960946         344,306.4949
  01/01/2005    to  12/31/2005       46.960946         47.642491         292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441         288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968         250,298.3204
  01/01/2008    to  12/31/2008       56.030968         35.000435         223,483.9704
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.873942         15.676284          33,622.7596
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.639989         11.473990         260,483.4454
  01/01/2004    to  12/31/2004       11.473990         11.981598         340,065.9128
  01/01/2005    to  12/31/2005       11.981598         12.728544         284,898.6440
  01/01/2006    to  12/31/2006       12.728544         14.260960         246,871.7946
  01/01/2007    to  12/31/2007       14.260960         15.540130         212,706.1786
  01/01/2008    to  12/31/2008       15.540130          9.341736         187,394.0707
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          6.577412           1,004.1733
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          7.009436           5,864.3866
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.358161          7.615832         193,664.6165
  01/01/2004    to  11/19/2004        7.615832          7.789155         264,344.9394
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438         10.443386           3,848.0428
  01/01/2007    to  12/31/2007       10.443386         13.997877          29,645.1320
  01/01/2008    to  12/31/2008       13.997877          6.107034          39,072.7258
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.257269          9.360152         222,073.2009
  01/01/2004    to  12/31/2004        9.360152         10.979856         426,569.1466
  01/01/2005    to  12/31/2005       10.979856         12.543118         342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096         310,122.8863
  01/01/2007    to  12/31/2007       15.577096         17.313567         278,333.0576
  01/01/2008    to  12/31/2008       17.313567          9.790126         216,465.2524
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.476827          7.854290       1,094,970.7307
  01/01/2004    to  12/31/2004        7.854290          8.199570       1,170,419.1560
  01/01/2005    to  12/31/2005        8.199570          8.424977         892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595         910,892.6432
  01/01/2007    to  12/31/2007        8.892595          9.975273         808,015.5291
  01/01/2008    to  12/31/2008        9.975273          5.290726         694,795.5012
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.401088         608,509.8350
  01/01/2004    to  12/31/2004       10.401088         11.124393         827,824.6975
  01/01/2005    to  12/31/2005       11.124393         11.067004         552,429.7063
  01/01/2006    to  12/31/2006       11.067004         10.901273         537,207.9281
  01/01/2007    to  12/31/2007       10.901273         11.849895         437,638.2083
  01/01/2008    to  12/31/2008       11.849895         10.825292         355,871.0936
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.491153         11.518393         789,557.8663
  01/01/2004    to  12/31/2004       11.518393         11.863917         812,494.9265
  01/01/2005    to  12/31/2005       11.863917         11.902882         646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117         585,550.2474
  01/01/2007    to  12/31/2007       12.207117         12.882116         542,542.4162
  01/01/2008    to  12/31/2008       12.882116         12.690839         525,723.3894
============   ==== ==========       =========         =========         ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563975          9.975512           4,599.8967
  01/01/2008    to  12/31/2008        9.975512          5.695473          17,983.6007
============   ==== ==========       =========         =========         ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.270487          4.536216         122,905.1606
  01/01/2004    to  12/31/2004        4.536216          4.258682         283,167.5172
  01/01/2005    to  12/31/2005        4.258682          4.639082         230,903.0364
  01/01/2006    to  12/31/2006        4.639082          4.795367         163,244.9070
  01/01/2007    to  12/31/2007        4.795367          6.187776         161,648.8623
  01/01/2008    to  12/31/2008        6.187776          3.372242         108,137.2786
============   ==== ==========       =========         =========         ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.275315          8.432783          71,923.5862
============   ==== ==========       =========         =========         ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.662179          7.731161          30,142.2722
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.708135          6.039673         756,611.6907
  01/01/2004    to  12/31/2004        6.039673          6.981901         591,807.1868
  01/01/2005    to  12/31/2005        6.981901          7.852952         598,574.9466
  01/01/2006    to  12/31/2006        7.852952          8.180513         573,069.1221
  01/01/2007    to  12/31/2007        8.180513          9.441318         445,288.8641
  01/01/2008    to  12/31/2008        9.441318          5.580999         372,477.3486
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.429221         11.385490         502,413.5804
  01/01/2004    to  12/31/2004       11.385490         14.131572         462,454.9926
  01/01/2005    to  12/31/2005       14.131572         16.012689         377,094.0003
  01/01/2006    to  12/31/2006       16.012689         17.775216         345,165.9059
  01/01/2007    to  12/31/2007       17.775216         16.911972         299,209.1362
  01/01/2008    to  12/31/2008       16.911972         11.644231         230,552.8383
============   ==== ==========       =========         =========       ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         11.077804          98,920.2506
  01/01/2005    to  12/31/2005       11.077804         12.104461          77,624.4304
  01/01/2006    to  12/31/2006       12.104461         12.598415          69,911.0420
  01/01/2007    to  12/31/2007       12.598415         15.344884          57,361.9080
  01/01/2008    to  12/31/2008       15.344884          7.783610          51,733.7185
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438         10.440811          40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440          89,322.9589
  01/01/2007    to  12/31/2007       11.889440         11.373762          97,140.7244
  01/01/2008    to  12/31/2008       11.373762          7.151498         121,874.5307
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.759091          9.829291         137,056.0915
  01/01/2006    to  12/31/2006        9.829291         10.083745         359,479.0254
  01/01/2007    to  12/31/2007       10.083745         10.369242         711,766.0045
  01/01/2008    to  12/31/2008       10.369242         10.437994       1,031,846.0712
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.990560          9.887032         304,112.7764
  01/01/2004    to  12/31/2004        9.887032          9.762657          93,724.0831
  01/01/2005    to  04/30/2005        9.762657          9.759505               0.0000
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.466410         10.625867         846,109.7706
  01/01/2004    to  12/31/2004       10.625867         11.691186       1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186         12.634573       1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373       1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373         14.531708         927,884.0979
  01/01/2008    to  12/31/2008       14.531708          8.631580         803,874.2632
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.824616         13.787013         646,623.9795
  01/01/2004    to  12/31/2004       13.787013         14.832557         539,145.4642
  01/01/2005    to  12/31/2005       14.832557         15.967065         422,064.0253
  01/01/2006    to  12/31/2006       15.967065         17.574617         362,659.5132
  01/01/2007    to  12/31/2007       17.574617         16.022131         318,593.9459
  01/01/2008    to  12/31/2008       16.022131          8.467499         270,166.4324
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.028934          9.674439         416,549.8094
  01/01/2004    to  12/31/2004        9.674439         10.340233         480,073.4891
  01/01/2005    to  12/31/2005       10.340233         11.519694         397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731         361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321         327,248.8920
  01/01/2008    to  12/31/2008       12.664321          7.884117         283,363.5454
============   ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064240         10.127304               0.0000
============   ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.560748         10.337295         201,383.4761
  01/01/2004    to  12/31/2004       10.337295         11.184770         243,847.2311
  01/01/2005    to  12/31/2005       11.184770         11.455096         206,098.9303
  01/01/2006    to  12/31/2006       11.455096         12.947028         179,713.2007
  01/01/2007    to  12/31/2007       12.947028         13.333947         150,974.1653
  01/01/2008    to  12/31/2008       13.333947          8.207703         126,593.0513
============   ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.993974         14.929039              55.3420
  01/01/2006    to  12/31/2006       14.929039         15.222294           2,816.2629
  01/01/2007    to  12/31/2007       15.222294         15.536642           7,259.2480
  01/01/2008    to  12/31/2008       15.536642         15.162330          19,190.9392
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299826         10.683074         854,286.2431
  01/01/2005    to  12/31/2005       10.683074         11.570684       1,085,604.0976
  01/01/2006    to  12/31/2006       11.570684         12.903002         982,017.6110
  01/01/2007    to  12/31/2007       12.903002         13.024293         602,080.7795
  01/01/2008    to  12/31/2008       13.024293          7.562984         697,793.0189
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100015         10.387206         1,652,136.3990
  01/01/2005    to  12/31/2005       10.387206         10.918136         3,503,926.6874
  01/01/2006    to  12/31/2006       10.918136         11.996419         4,321,235.4166
  01/01/2007    to  12/31/2007       11.996419         12.344089         4,364,179.2308
  01/01/2008    to  12/31/2008       12.344089          8.243149         4,541,863.6196
============   ==== ==========       =========         =========         ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940166         10.103473           237,400.2227
  01/01/2005    to  12/31/2005       10.103473         10.357964         1,551,394.7620
  01/01/2006    to  12/31/2006       10.357964         11.040211         1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211         11.472478         1,714,054.4038
  01/01/2008    to  12/31/2008       11.472478          8.931449         1,403,709.0740
============   ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239883         10.598018         2,470,811.3740
  01/01/2005    to  12/31/2005       10.598018         11.348007         3,576,428.7736
  01/01/2006    to  12/31/2006       11.348007         12.648785         4,554,633.4817
  01/01/2007    to  12/31/2007       12.648785         12.993010         4,817,668.7273
  01/01/2008    to  12/31/2008       12.993010          7.920380         4,797,079.0199
============   ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010099         10.223628           880,821.1168
  01/01/2005    to  12/31/2005       10.223628         10.614857         1,549,485.5517
  01/01/2006    to  12/31/2006       10.614857         11.481355         1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355         11.963296         2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296          8.636307         2,087,657.5302
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) (closed effective November 12, 2007); and (b) Met Investors Series Trust: Goldman Sachs Mid Cap Value Portfolio (Class B) (closed effective April 28, 2008).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C)



Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers, LLC on May 1, 2009.) Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class C portfolios are available under the contract:



AMERICAN FUNDS BOND PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds Bond Portfolio seeks to maximize current income and preserve capital.


AMERICAN FUNDS GROWTH PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds Growth Portfolio seeks to achieve growth of capital.


AMERICAN FUNDS INTERNATIONAL PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds International Portfolio seeks to achieve growth of capital.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.



CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: ING Clarion Real Estate Securities L.P.



INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.


LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Aggressive Growth Portfolio seeks capital appreciation.


LEGG MASON VALUE EQUITY PORTFOLIO


SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.

LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.


MET/AIM SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Aim Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.


MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC


INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.



MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*+


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks to provide maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



PIONEER FUND PORTFOLIO+


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.



RAINIER LARGE CAP EQUITY PORTFOLIO


SUBADVISER: Rainier Investment Management, Inc.


INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.


RCM TECHNOLOGY PORTFOLIO


SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


TURNER MID CAP GROWTH PORTFOLIO


SUBADVISER: Turner Investment Partners, Inc.


INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen


INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.



*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


+These portfolios are not available for investment prior to May 4, 2009.


METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:


BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)+


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Barclays Capital Aggregate Bond Index Portfolio seeks to equal the performance of the Barclays Capital U.S. Aggregate Bond Index.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.



DAVIS VENTURE VALUE PORTFOLIO (CLASS E)



SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.



INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.



JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B) (formerly Harris Oakmark Focused Value Portfolio)


SUBADVISER: Artisan Partners Limited Partnership (formerly Harris Associates
L.P.)


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital appreciation.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)+



SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.



MORGAN STANLEY EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)+


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Morgan Stanley EAFE (Reg. TM) Index Portfolio seeks to equal the performance of the MSCI EAFE Index.


RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)+


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to equal the return of the Russell 2000 (Reg. TM) Index.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*+


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company



INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


+These portfolios are not available for investment prior to May 4, 2009.



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)



In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:



METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.

MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)



In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:



AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Growth Allocation Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)



In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:



MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


6-MONTH EDCA


The following example demonstrates how the 6-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.




                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,041          $ 8,041
    3                                $2,000           $ 6,074          $ 6,074
    4*           $ 6,000             $3,000           $ 9,098          $ 3,098         $6,000
    5                                $3,000           $ 6,131          $   111         $6,020
    6                                $3,000           $ 3,151                0         $3,151
    7                                $3,000           $   161                0         $  161
    8                                $  162                 0                0              0



* At the beginning of the 4th month, a $6,000 purchase payment is added to the EDCA Account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,098 in the 1st Payment Bucket ($6,074 (1st Payment Bucket account value from the 3rd month) + $24 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,098). The total EDCA Account Value at the beginning of the 4th month is $9,098 ($3,098 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,098).

12-MONTH EDCA


The following example demonstrates how the 12-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.




                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,090          $20,090
    3                                $2,000           $18,171          $18,171
    4                                $2,000           $16,246          $16,246
    5                                $2,000           $14,312          $14,312
    6*     $12,000                   $3,000           $23,370          $11,370         $12,000
    7                                $3,000           $20,456          $ 8,416         $12,039
    8                                $3,000           $17,529          $ 5,451         $12,079
    9                                $3,000           $14,591          $ 2,473         $12,118
   10                                $3,000           $11,641                0         $11,641
   11                                $3,000           $ 8,679                0         $ 8,679
   12                                $3,000           $ 5,707                0         $ 5,707
   13                                $3,000           $ 2,726                0         $ 2,726
   14                                $2,735                 0                0               0



* At the beginning of the 6th month, a $12,000 purchase payment is added to the EDCA Account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,370 in the 1st Payment Bucket ($14,312 (1st Payment Bucket account value from the 5th month) + $58 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,370). The total EDCA Account Value at the beginning of the 6th month is $23,370 ($11,370 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,370).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT



    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 account value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a contract year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that contract year and there will be no dollar-for-dollar withdrawal adjustment for the contract year.) Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

     (Based on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.")


(2) THE 5% ANNUAL INCREASE AMOUNT



    Example
    -------



    Assume the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the owner's 91st birthday). At the tenth contract anniversary, when the owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]








    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.




[GRAPHIC APPEARS HERE]








    (In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)


(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------



    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $673; if the owner were age 75, the income base of $162,889 would yield monthly payments of $785.)



    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



    Graphic Example
    ---------------



    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]







    With the Guaranteed Minimum Income Benefit, the income base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.



[GRAPHIC APPEARS HERE]








(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.



    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.



    3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II



Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.



The effect of the Optional Reset is:



   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;

   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.



The effect of the Optional Reset is:



   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



The effect of each Optional Reset is:



   (1) The 5% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Reset;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.



The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);


   (2) The GMIB Plus II rider charge remains at its current level; and



   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]









                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000





  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal on or after the date he or she reaches age 76, the

Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the account value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.



(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the account value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the account value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the account value is less than $214,500. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the

Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



I.   Enhanced GWB -  How the Optional Reset Works (may be elected prior to age
                                                                 86)


Assume that a contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).



The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.



The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000




J. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment



Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the account value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F


DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2009              $100,000
   B    Account Value                                 10/1/2010              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2010           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2011              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2011              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2011              $  9,000
   G    Percentage Reduction in Account               10/2/2011                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2011              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2011           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2011              $ 90,000
                                                                             (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/2/11 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2009              $100,000
   B    Account Value                                       10/1/2010              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2010           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2011              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2011              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2011              $  9,000
   G    Percentage Reduction in Account                     10/2/2011                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2011              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2011           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2011              $ 93,600
                                                                                   (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/2/11 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                               DATE                           AMOUNT
                                                   ----------------------------   ------------------------------
    A    Initial Purchase Payment                           10/1/2009             $100,000
    B    Account Value                              10/1/2010 (First Contract     $104,000
                                                          Anniversary)
   C1    Account Value (Highest Anniversary                 10/1/2010             $104,000
         Value)                                                                   (= greater of A and B)
   C2    5% Annual Increase Amount                          10/1/2010             $105,000
                                                                                  (= A x 1.05)
   C3    Death Benefit                                   As of 10/1/2010          $105,000
                                                                                  (= greater of C1 and C2)
    D    Account Value                             10/1/2011 (Second Contract     $ 90,000
                                                          Anniversary)
   E1    Highest Anniversary Value                          10/1/2011             $104,000
                                                                                  (= greater of C1 and D)
   E2    5% Annual Increase Amount                       As of 10/1/2011          $110,250
                                                                                  (= A x 1.05 x 1.05)
   E3    Death Benefit                                      10/1/2011             $110,250
                                                                                  (= greater of E1 and E2)
    F    Withdrawal                                         10/2/2011             $  9,000
    G    Percentage Reduction in Account                    10/2/2011                          10%
         Value                                                                    (= F/D)
    H    Account Value after Withdrawal                     10/2/2011             $ 81,000
                                                                                  (= D-F)
   I1    Highest Anniversary Value reduced for           As of 10/2/2011          $ 93,600
         Withdrawal                                                               (= E1-(E1 x G))
   I2    5% Annual Increase Amount reduced               As of 10/2/2011          $ 99,238
         for Withdrawal                                                             (= E2-(E2 x G). Note: E2
                                                                                       includes additional
                                                                                     day of interest at 5%)
   I3    Death Benefit                                      10/2/2011             $ 99,238
                                                                                  (= greatest of H, I1 and I2)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/02/11 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT



   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase
  Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).




   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


   (For contracts issued with the Enhanced Death Benefit rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) THE 5% ANNUAL INCREASE AMOUNT



   Example
   -------



   Assume the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract owner's 90th birthday). At the tenth contract anniversary, when the contract owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------



   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 5% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and account value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.



   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000).



   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------



   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and account value on the date the death benefit amount is determined).



(4) PUTTING IT ALL TOGETHER


   Example
   -------



   Continuing the examples in sections (2) and (3) above, assume the contract owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the account value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the death benefit base. Because the death benefit base ($162,889) is greater than the account value ($150,000), the death benefit base will be the death benefit amount.



   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP



Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.



The effect of the Optional Step-Up election is:



     (1) The 5% Annual Increase Amount resets from $105,000 to $110,000; and



 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.

The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the account value is less than the 5% Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



     (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and



 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.



The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



     (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and



 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.



Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



The effect of the Optional Step-Up is:



     (1) The 5% Annual Increase Amount automatically resets to the higher account value; and



 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.



After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit rider charge remains at its current level.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                            METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS AA




                                                                     MAY 1, 2009



This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.



                               The annuity contract has 48 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 47 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.






AIM VARIABLE INSURANCE FUNDS

(SERIES II):

     AIM V.I. International Growth Fund



FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):

     Templeton Foreign Securities Fund



MET INVESTORS SERIES TRUST (CLASS B):

     Clarion Global Real Estate Portfolio


     Lazard Mid Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio

     Legg Mason Value Equity Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio


     Met/AIM Small Cap Growth Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Total Return Portfolio


     Pioneer Fund Portfolio


     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Van Kampen Comstock Portfolio

     Van Kampen Mid Cap Growth Portfolio




METROPOLITAN SERIES FUND, INC.:

     Artio International Stock Portfolio (Class B)

         (formerly Julius Baer International Stock Portfolio)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio

         (Class A)

     BlackRock Money Market Portfolio (Class B)

     BlackRock Strategic Value Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

         (formerly Franklin Templeton Small Cap Growth Portfolio)

     MetLife Stock Index Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)




PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

     High Yield Portfolio

     Low Duration Portfolio


     StocksPLUS (Reg. TM) Growth and Income Portfolio+


+ This portfolio is scheduled to be liquidated on or about July 17, 2009.

PUTNAM VARIABLE TRUST (CLASS IB):

     Putnam VT Growth and Income Fund

     Putnam VT Vista Fund



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio


     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C):

     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 80 of this prospectus. For a free copy of the SAI, call us at (888) 562-2027, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.




The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2009

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  6
FEE TABLES AND EXAMPLES.................  8
1. THE ANNUITY CONTRACT................. 19
     Market Timing...................... 19
2. PURCHASE............................. 20
     Purchase Payments.................. 20
     Termination for Low Account Value   20
  .
     Allocation of Purchase Payments.... 20
     Investment Allocation Restrictions
for Certain
       Riders........................... 21
     Free Look.......................... 23
     Accumulation Units................. 23
     Account Value...................... 24
     Replacement of Contracts........... 24
3. INVESTMENT OPTIONS................... 24
     Transfers.......................... 27
     Dollar Cost Averaging Programs..... 30
     Three Month Market Entry Program... 32
     Automatic Rebalancing Program...... 32
     Description of the MetLife Asset
Allocation
       Program.......................... 32
     Description of the American Funds
Asset Allocation
       Portfolios....................... 33
     Description of the SSgA ETF         33
  Portfolios  .
     Voting Rights...................... 34
     Substitution of Investment Options  34
  .
4. EXPENSES............................. 34
     Product Charges.................... 34
     Account Fee........................ 35
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 36
     Lifetime Withdrawal Guarantee and
Guaranteed
       Withdrawal Benefit - Rider        36
  Charge  .
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 37
     Withdrawal Charge.................. 38
     Reduction or Elimination of the
Withdrawal
       Charge........................... 38
     Premium and Other Taxes............ 39
     Transfer Fee....................... 39
     Income Taxes....................... 39
     Investment Portfolio Expenses...... 39
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 40
     Annuity Date....................... 40
     Annuity Payments................... 40
     Annuity Options.................... 41
     Variable Annuity Payments.......... 42


     Fixed Annuity Payments............. 43
6. ACCESS TO YOUR MONEY................. 43
     Systematic Withdrawal Program...... 44
     Suspension of Payments or           44
  Transfers  .
7. LIVING BENEFITS...................... 44
     Overview of Living Benefit Riders   44
  .
     Guaranteed Income Benefits......... 45
     Description of GMIB Plus II........ 46
     Description of GMIB Plus I......... 50
     Description of GMIB II............. 51
     Description of GMIB I.............. 52
     Guaranteed Withdrawal Benefits..... 52
     Description of the Lifetime
Withdrawal Guarantee
       II............................... 54
     Description of the Lifetime
Withdrawal Guarantee
       I................................ 59
     Description of the Enhanced
Guaranteed
       Withdrawal Benefit............... 60
     Description of the Guaranteed
Withdrawal Benefit
       I................................ 64
     Guaranteed Minimum Accumulation     64
  Benefit  .
8. PERFORMANCE.......................... 69
9. DEATH BENEFIT........................ 69
     Upon Your Death.................... 69
     Standard Death Benefit - Principal  70
  Protection  .
     Optional Death Benefit - Annual     70
  Step-Up  .
     Optional Death Benefit - Enhanced   70
  Death Benefit
     Optional Death Benefit -            72
  Compounded-Plus  .
     Additional Death Benefit -
Earnings Preservation
       Benefit.......................... 73
     General Death Benefit Provisions... 74
     Spousal Continuation............... 75
     Death of the Annuitant............. 75
     Controlled Payout.................. 75
10. FEDERAL INCOME TAX STATUS........... 75
     Taxation of Non-Qualified           76
  Contracts  .
     Taxation of Qualified Contracts.... 78
     Puerto Rico Tax Considerations..... 81
     Tax Benefits Related to the Assets
of the Separate
       Account.......................... 81
     Possible Tax Law Changes........... 81
11. OTHER INFORMATION................... 81
     MetLife Investors.................. 81
     The Separate Account............... 82
     Distributor........................ 82
     Selling Firms...................... 83
     Requests and Elections............. 84
     Ownership.......................... 85
     Legal Proceedings.................. 85

  Financial Statements..................  86
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  86
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit   D-1
  Examples  .
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit       E-1
  Examples  .
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                            PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 19
Accumulation Unit........................................................ 23
Annual Benefit Payment..................................... 54 and 60
Annuitant................................................................ 85
Annuity Date............................................................. 40
Annuity Options.......................................................... 41
Annuity Payments......................................................... 40
Annuity Units............................................................ 40
Beneficiary.............................................................. 85
Benefit Base............................................................. 60
Business Day............................................................. 20
Death Benefit Base....................................................... 70
Fixed Account............................................................ 19
Good Order............................................................... 84
Guaranteed Accumulation Amount........................................... 64
Guaranteed Withdrawal Amount............................................. 61
GWB Withdrawal Rate...................................................... 60
Income Base.............................................................. 46
Income Phase............................................................. 19
Investment Portfolios.................................................... 24
Joint Owners............................................................. 85
Owner.................................................................... 85
Purchase Payment......................................................... 20
Remaining Guaranteed Withdrawal Amount................................... 54
Separate Account......................................................... 82
Total Guaranteed Withdrawal Amount....................................... 54

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB"), a guaranteed withdrawal benefit ("GWB"), or the guaranteed minimum accumulation benefit ("GMAB").


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.



FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (888) 562-2027


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)                7%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $0 (First 12 per year)
                                          $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            7

               1                            6
               2                            6
               3                            5
               4                            4
               5                            3
               6                            2
         7 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)




Mortality and Expense Charge**               1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)+
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits-


--------------------------------------------------------------------------------


Note 1. An Account Fee of $30 is charged on the last day of each contract year if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")



* Certain charges and expenses are different for contracts issued prior to May 1, 2004. Certain charges and expenses may not apply apply during the income phase of the contract. (See "Expenses.")



** We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.92% for the subaccount investing in the T. Rowe Price Large Cap Growth Portfolio (Class B).



+ See below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the Death Benefit Base and deducted annually from the account value.



- This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -

Compounded Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES*




GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES
  GMIB Plus II Prior to Optional Step-Up   1.00% of the Income Base (Note 1)
  GMIB Plus I Prior to Optional Reset      0.80% of the Income Base (Note 1)
  GMIB Plus II and I Upon Optional         1.50% of the Income Base (Note 1)
  Step-Up/Reset
  (maximum**)
  GMIB II and GMIB I                       0.50% of the Income Base (Note 1)
LIFETIME WITHDRAWAL GUARANTEE II RIDER CHARGES
  Lifetime Withdrawal Guarantee II         1.25% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.60% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)
  Lifetime Withdrawal Guarantee II         1.50% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.80% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)



--------------------------------------------------------------------------------

*You may only elect one living benefit rider at a time. Certain riders are no longer available for purchase. (See "Living Benefits.") The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit may be elected with. Certain rider charges for contracts issued before February 24, 2008, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


**Certain rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base.


Note 2. The Total Guaranteed Withdawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount.

LIFETIME WITHDRAWAL GUARANTEE I RIDER CHARGES
  Lifetime Withdrawal Guarantee I          0.50% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up

  Lifetime Withdrawal Guarantee I          0.95% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)
  Lifetime Withdrawal Guarantee I          0.70% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee I          1.40% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)
GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
  Enhanced Guaranteed Withdrawal           0.55% of the Guaranteed Withdrawal Amount
  Benefit Rider
  Charge Prior to Optional Reset           (Note 3)
  Enhanced Guaranteed Withdrawal           1.00% of the Guaranteed Withdrawal Amount
  Benefit Rider
  Charge Upon Optional Reset (maximum**)   (Note 3)

  Guaranteed Withdrawal Benefit Rider      0.50% of the Guaranteed Withdrawal Amount
  Charge
  Prior to Optional Reset                  (Note 3)
  Guaranteed Withdrawal Benefit Rider      0.95% of the Guaranteed Withdrawal Amount
  Charge
  Upon Optional Reset (maximum**)          (Note 3)

GUARANTEED MINIMUM ACCUMULATION BENEFIT    0.75% of the Guaranteed Accumulation Amount
RIDER CHARGE                               (Note 4)



** Certain rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 2. The Total Guaranteed Withdawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount.


Note 3. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount.


Note 4. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial purchase payment. The Guaranteed Accumulation Amount is adjusted for additional purchase payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.

ENHANCED DEATH BENEFIT RIDER CHARGES
  Enhanced Death Benefit Rider Charge    0.65% of the Death Benefit Base (Note 5)
  Prior to
  Optional Step-Up (issue age 69 or
younger)

  Enhanced Death Benefit Rider Charge    0.90% of the Death Benefit Base (Note 5)
  Prior to
  Optional Step-Up (issue age 70-75)
  Enhanced Death Benefit Rider Charge    1.50% of the Death Benefit Base (Note 5)
  Upon

  Optional Step-Up (maximum**)



** Certain rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 5. The Death Benefit Base is initially set at an amount equal to your initial purchase payment. The Death Benefit Base is adjusted for subsequent purchase payments and withdrawals. See "Death Benefit - Enhanced Death Benefit" for a definition of the term Death Benefit Base. If you elect both the Enhanced Death Benefit rider and the GMIB Plus II rider, the charge for the Enhanced Death Benefit will be reduced to 0.60% of the Death Benefit Base if you are age 69 or younger at issue and 0.85% of the Death Benefit Base if you are age 70-75 at issue.

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.





                                        Minimum       Maximum
                                        ----          ----

Total Annual Investment Portfolio       0.54%         1.38%
  Operating Expenses (expenses
that are deducted from investment
portfolio assets, including
management fees, 12b-1/service fees,
  and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.




                                                                              ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                         12B-1/                 FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT    SERVICE      OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES         FEES     EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ ----------- ---------- ---------- ----------- ------------- ----------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. International Growth Fund        0.71%       0.25%       0.35%      0.02%      1.33%        0.01%        1.32%
FIDELITY VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                   0.46%       0.25%       0.11%      0.00%      0.82%        0.00%        0.82%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Foreign Securities Fund         0.64%       0.25%       0.15%      0.02%      1.06%        0.02%        1.04%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio      0.63%       0.25%       0.05%      0.00%      0.93%        0.00%        0.93%
 Lazard Mid Cap Portfolio(1)               0.69%       0.25%       0.05%      0.00%      0.99%        0.00%        0.99%
 Legg Mason Partners Aggressive Growth     0.63%       0.25%       0.02%      0.00%      0.90%        0.00%        0.90%
 Portfolio
 Legg Mason Value Equity Portfolio         0.63%       0.25%       0.04%      0.00%      0.92%        0.00%        0.92%
 Lord Abbett Bond Debenture Portfolio      0.50%       0.25%       0.03%      0.00%      0.78%        0.00%        0.78%
 Lord Abbett Growth and Income Portfolio   0.50%       0.25%       0.03%      0.00%      0.78%        0.00%        0.78%
 Lord Abbett Mid Cap Value Portfolio(2)    0.68%       0.25%       0.07%      0.00%      1.00%        0.00%        1.00%
 Met/AIM Small Cap Growth Portfolio        0.86%       0.25%       0.03%      0.00%      1.14%        0.00%        1.14%
 MFS (Reg. TM) Emerging Markets Equity     0.98%       0.25%       0.15%      0.00%      1.38%        0.00%        1.38%
  Portfolio
 MFS (Reg. TM) Research International      0.70%       0.25%       0.06%      0.00%      1.01%        0.00%        1.01%
  Portfolio
 Oppenheimer Capital Appreciation          0.59%       0.25%       0.04%      0.00%      0.88%        0.00%        0.88%
  Portfolio
 PIMCO Total Return Portfolio              0.48%       0.25%       0.05%      0.00%      0.78%        0.00%        0.78%
 Pioneer Fund Portfolio(3)(4)(5)           0.70%       0.25%       0.29%      0.00%      1.24%        0.00%        1.24%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%       0.25%       0.03%      0.00%      1.03%        0.00%        1.03%
 Third Avenue Small Cap Value Portfolio    0.73%       0.25%       0.04%      0.00%      1.02%        0.00%        1.02%
 Van Kampen Comstock Portfolio             0.58%       0.25%       0.03%      0.00%      0.86%        0.00%        0.86%
 Van Kampen Mid Cap Growth Portfolio(6)    0.70%       0.25%       0.19%      0.00%      1.14%        0.00%        1.14%
METROPOLITAN SERIES FUND, INC.
 Artio International Stock Portfolio       0.82%       0.25%       0.13%      0.00%      1.20%        0.03%        1.17%
 BlackRock Bond Income Portfolio           0.38%       0.25%       0.05%      0.00%      0.68%        0.01%        0.67%
 BlackRock Legacy Large Cap Growth         0.73%       0.00%       0.05%      0.00%      0.78%        0.01%        0.77%
 Portfolio
 BlackRock Money Market Portfolio(7)       0.32%       0.25%       0.02%      0.00%      0.59%        0.01%        0.58%
 BlackRock Strategic Value Portfolio       0.84%       0.25%       0.05%      0.00%      1.14%        0.00%        1.14%
 Davis Venture Value Portfolio             0.70%       0.15%       0.03%      0.00%      0.88%        0.04%        0.84%
 Jennison Growth Portfolio                 0.63%       0.25%       0.04%      0.00%      0.92%        0.00%        0.92%
 Loomis Sayles Small Cap Growth            0.90%       0.25%       0.13%      0.00%      1.28%        0.06%        1.22%
  Portfolio
 MetLife Stock Index Portfolio             0.25%       0.25%       0.04%      0.00%      0.54%        0.01%        0.53%
 T. Rowe Price Large Cap Growth            0.60%       0.25%       0.07%      0.00%      0.92%        0.00%        0.92%
  Portfolio
 T. Rowe Price Small Cap Growth            0.51%       0.25%       0.08%      0.00%      0.84%        0.00%        0.84%
  Portfolio
 Western Asset Management Strategic Bond   0.60%       0.25%       0.05%      0.00%      0.90%        0.00%        0.90%
 Opportunities Portfolio

                                                                              ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                         12B-1/                 FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT    SERVICE      OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES         FEES     EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ ----------- ---------- ---------- ----------- ------------- ----------
PIMCO VARIABLE INSURANCE TRUST

 High Yield Portfolio                      0.60%       0.00%       0.15%      0.00%      0.75%        0.00%        0.75%
 Low Duration Portfolio                    0.50%       0.00%       0.20%      0.00%      0.70%        0.00%        0.70%
 StocksPLUS (Reg. TM) Growth and Income    0.35%       0.00%       0.49%      0.00%      0.84%        0.00%        0.84%
  Portfolio
PUTNAM VARIABLE TRUST
 Putnam VT Growth and Income Fund(8)       0.53%       0.25%       0.07%      0.00%      0.85%        0.00%        0.85%
 Putnam VT Vista Fund(9)                   0.65%       0.25%       0.15%      0.01%      1.06%        0.00%        1.06%




                                                         12B-1/
                                          MANAGEMENT    SERVICE      OTHER
                                             FEES         FEES     EXPENSES
                                         ------------ ----------- ----------
MET INVESTORS SERIES TRUST -
 METLIFE ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy                0.08%       0.25%       0.02%
  Portfolio(10)
 MetLife Moderate Strategy Portfolio(10)   0.07%       0.25%       0.00%
 MetLife Balanced Strategy Portfolio(10)   0.06%       0.25%       0.00%
 MetLife Growth Strategy Portfolio(10)     0.06%       0.25%       0.00%
 MetLife Aggressive Strategy               0.09%       0.25%       0.01%
  Portfolio(10)
MET INVESTORS SERIES TRUST -
 AMERICAN FUNDS ASSET ALLOCATION
 PORTFOLIOS
 American Funds Moderate Allocation        0.10%       0.55%       0.05%
 Portfolio(11)
 American Funds Balanced Allocation        0.10%       0.55%       0.05%
 Portfolio(11)
 American Funds Growth Allocation          0.10%       0.55%       0.05%
 Portfolio(11)
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF                0.33%       0.25%       0.08%
 Portfolio(2)(4)(12)
 SSgA Growth ETF Portfolio(1)(4)(12)       0.33%       0.25%       0.08%



                                                                                   NET TOTAL
                                                                                     ANNUAL
                                                                                   PORTFOLIO
                                          ACQUIRED     TOTAL     CONTRACTUAL   EXPENSES INCLUDING
                                            FUND       ANNUAL      EXPENSE        EXPENSES OF
                                          FEES AND   PORTFOLIO     SUBSIDY         UNDERLYING
                                          EXPENSES    EXPENSES   OR DEFERRAL       PORTFOLIOS
                                         ---------- ----------- ------------- -------------------
MET INVESTORS SERIES TRUST -
 METLIFE ASSET ALLOCATION PROGRAM

 MetLife Defensive Strategy               0.60%      0.95%       0.00%          0.95%
  Portfolio(10)
 MetLife Moderate Strategy Portfolio(10)  0.63%      0.95%       0.00%          0.95%
 MetLife Balanced Strategy Portfolio(10)  0.67%      0.98%       0.00%          0.98%
 MetLife Growth Strategy Portfolio(10)    0.71%      1.02%       0.00%          1.02%
 MetLife Aggressive Strategy              0.74%      1.09%       0.00%          1.09%
  Portfolio(10)
MET INVESTORS SERIES TRUST -
 AMERICAN FUNDS ASSET ALLOCATION
 PORTFOLIOS
 American Funds Moderate Allocation       0.42%      1.12%       0.05%          1.07%
 Portfolio(11)
 American Funds Balanced Allocation       0.40%      1.10%       0.05%          1.05%
 Portfolio(11)
 American Funds Growth Allocation         0.38%      1.08%       0.05%          1.03%
 Portfolio(11)
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF               0.20%      0.86%       0.03%          0.83%
 Portfolio(2)(4)(12)
 SSgA Growth ETF Portfolio(1)(4)(12)      0.21%      0.87%       0.03%          0.84%



The Net Total Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2009, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of the contractual arrangements is in effect until at least April 30, 2010 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2008.


(1) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.


(2) Other Expenses include 0.03% of deferred expense reimbursement from a prior period.


(3) This is a new share class for this Portfolio. Operating expenses are estimated based on the Class A share expense history for 2008.


(4) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year.


(5) Other Expenses include 0.01% of deferred expense reimbursement from a prior period.


(6) Other Expenses include 0.08% of deferred expense reimbursement from a prior period.

(7) Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.


(8) Other Expenses include estimated expenses attributable to the fund's investments in other investment companies that the fund bears indirectly.


(9) Total Annual Portfolio Expenses includes the amount from the Acquired Fund Fees and Expenses column, which is an estimate of expenses attributable to the fund's investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund's investments in other investment companies and their operating expenses.


(10) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(11) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series (Reg. TM). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(12) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit rider (assuming the maximum 1.50% charge applies in all contract years), the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
Maximum (a)$1,314     (a)$2,418      (a)$3,552      (a)$6,714
Minimum (b)$1,230     (b)$2,175      (b)$3,163      (b)$6,026


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                        APPLICABLE TIME PERIOD:



                         Time Periods
     1 year             3 years        5 years      10 years
------------------   ------------   ------------   ------------
Maximum (a)$614       (a)$1,878      (a)$3,192      (a)$6,714
Minimum (b)$530       (b)$1,635      (b)$2,803      (b)$6,026



CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                         Time Periods
     1 year             3 years        5 years       10 years
------------------   ------------   ------------   ------------
Maximum (a)$974        (a)$1,379      (a)$1,790      (a)$3,024
Minimum (b)$890        (b)$1,126      (b)$1,368      (b)$2,180



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                        APPLICABLE TIME PERIOD:



                         Time Periods
     1 year             3 years        5 years       10 years
------------------   ------------   ------------   ------------
Maximum (a)$274        (a)$839        (a)$1,430      (a)$3,024
Minimum (b)$190        (b)$586        (b)$1,008      (b)$2,180

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the year your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.



The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)



As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation (see "Death Benefit - Spousal Continuation"), are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.



o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial purchase payment we will accept is $2,000.



o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.



Once we receive your purchase payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or, if unable to obtain such instructions, we will return your purchase payment to you.


If you choose the Guaranteed Minimum Income Benefit Plus II, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit riders, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."



If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, the American Funds Asset Allocation portfolios, the SSgA Growth and Income ETF Portfolio, the SSgA Growth ETF Portfolio and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).



If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely to one of the following portfolios: the MetLife Defensive Strategy Portfolio, the MetLife Moderate Strategy Portfolio, or the Strategic Growth and Income Portfolio (you may participate in the EDCA program, subject to restrictions).


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. (See "Investment Options - Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your purchase payments or account value among the MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio, American Funds Moderate Allocation Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, SSgA Growth and Income ETF Portfolio, SSgA Growth ETF Portfolio, BlackRock Money Market Portfolio and/or the fixed account



OR


(B) You must allocate:


o AT LEAST 15% of purchase payments or account value to Platform 1 portfolios and/or to the fixed account;


o  UP TO 85% of purchase payments or account value to Platform 2 portfolios;


o  UP TO 15% of purchase payments or account value to Platform 3 portfolios;
     and


o  UP TO 15% of purchase payments or account value to Platform 4 portfolios.

(See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B).)



The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     BlackRock Bond Income Portfolio

     BlackRock Money Market Portfolio

     PIMCO Total Return Portfolio

     PIMCO VIT Low Duration Portfolio


Platform 2
----------


     AIM V.I. International Growth Fund


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio

     Artio International Stock Portfolio

     BlackRock Legacy Large Cap Growth Portfolio+


     Davis Venture Value Portfolio

     Fidelity VIP Equity-Income Portfolio


     Jennison Growth Portfolio


     Legg Mason Partners Aggressive Growth Portfolio

     Legg Mason Value Equity Portfolio

     Lord Abbett Bond Debenture Portfolio


     Lord Abbett Growth and Income Portfolio


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio


     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


     Metlife Stock Index Portfolio

     MFS (Reg. TM) Research International Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO VIT High Yield Portfolio

     PIMCO VIT StocksPLUS (Reg. TM) Growth and Income Portfolio


     Pioneer Fund Portfolio+


     Putnam VT Growth and Income Fund


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


     T. Rowe Price Large Cap Growth Portfolio

     Templeton Foreign Securities Fund

     Van Kampen Comstock Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------


     Lazard Mid Cap Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Putnam VT Vista Fund

     T. Rowe Price Mid Cap Growth Portfolio

     Van Kampen Mid Cap Growth Portfolio


Platform 4
----------


     BlackRock Strategic Value Portfolio

     Clarion Global Real Estate Portfolio


     Loomis Sayles Small Cap Growth Portfolio


     Met/AIM Small Cap Growth Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio



+ These portfolios are not available for investment prior to May 4, 2009.



YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new purchase payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your account value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your account value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your account value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your account value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for purchase payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an account value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 47 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (888) 562-2027. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL

INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://
WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the adviser to the subadvisers.)



Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.


We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of account value to such investment portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AIM VARIABLE INSURANCE FUNDS (SERIES II)


AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. and Fidelity Research & Analysis Company are the investment adviser to each portfolio. (See Appendix B for the names of the subadvisers.) The following Series II portfolio is available under the contract:


     AIM V.I. International Growth Fund



FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. and Fidelity Research & Analysis Company are the subadvisers for the fund. The following Service Class 2 portfolio is available under the contract:



     Equity-Income Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:



     Templeton Foreign Securities Fund




MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers on May 1, 2009.) MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:


     Clarion Global Real Estate Portfolio


     Lazard Mid Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio

     Legg Mason Value Equity Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio


     Met/AIM Small Cap Growth Portfolio


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Total Return Portfolio


     Pioneer Fund Portfolio*


     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Van Kampen Comstock Portfolio

     Van Kampen Mid Cap Growth Portfolio


* This portfolio is not available for investment prior to May 4, 2009.

METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Artio International Stock Portfolio (Class B)

         (formerly Julius Baer International Stock Portfolio)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio

         (Class A)*

     BlackRock Money Market Portfolio (Class B)

     BlackRock Strategic Value Portfolio (Class B)

     Davis Venture Value Portfolio (Class E)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

         (formerly Franklin Templeton Small Cap Growth Portfolio)

     MetLife Stock Index Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


* This portfolio is not available for investment prior to May 4, 2009.




PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


     High Yield Portfolio


     Low Duration Portfolio


     StocksPLUS (Reg. TM) Growth and Income Portfolio+


+ This portfolio is scheduled to be liquidated on or about July 17, 2009.




PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:


     Putnam VT Growth and Income Fund

     Putnam VT Vista Fund



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio


     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -
Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the Enhanced Death Benefit, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Asset Allocation Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


o  The credited interest rate is equal to the guaranteed minimum rate;


o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the AIM V.I. International Growth Fund, Templeton Foreign Securities Fund, Clarion Global Real Estate Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, Third Avenue Small Cap Value Portfolio, Artio International Stock Portfolio, BlackRock Strategic Value Portfolio, Loomis Sayles Small Cap Growth Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, and PIMCO VIT High Yield Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.


The two dollar cost averaging programs are:


1.    STANDARD DOLLAR COST AVERAGING (DCA)


     This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.



You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit rider.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple purchase payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider, the fixed account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Van Kampen Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Van Kampen Mid Cap Growth Portfolio to increase those holdings to 60%.



DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM


The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives and policies, MetLife Advisers' investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, MetLife Advisers will evaluate each portfolio's target allocation between equity and fixed income securities, including the allocation among sub-classes of these asset classes, based on the portfolio's risk profile. At the same time, MetLife Advisers will also consider whether to make changes to each portfolio's underlying investment portfolio target. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying investment portfolios, which may assist MetLife Advisers in determining the underlying investment portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying investment portfolios. MetLife Advisers is responsible for paying the consulting fees.


DESCRIPTION OF THE AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS


The following three American Funds Asset Allocation Portfolios (Class C) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the American Funds Asset Allocation Portfolios.


AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS
------------------------------------------


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio


Each portfolio was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class 1 shares of certain funds of American Funds Insurance Series (Reg.
TM) that invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three primary asset classes (equity, fixed income and cash/money market). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives, policies, investment process and portfolio analytical and management personnel. Periodically, MetLife Advisers will evaluate each portfolio's allocation among equity, fixed income and cash, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. At the same time, MetLife Advisers will also consider whether to make changes with respect to the underlying investment portfolios, such as selecting one or more new underlying investment portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.

Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large-, mid- and small-capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' sub-adviser, establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other things, the historical performance of each ETF and/or asset class, future risk/

return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income and cash/cash equivalents including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)



VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).



MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each investment portfolio.



This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.



DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:




      Annual Step-Up Death Benefit         0.20  %
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25  %


* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each investment portfolio.


Please check with your registered representative regarding which death benefits are available in your state.



If you select the Enhanced Death Benefit, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.65% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.90% of the death benefit base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit" for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal or application to an annuity option. The charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


If you elect both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit will be reduced to 0.60% of the death benefit base if you are age 69 or younger at issue and 0.85% of the death benefit base if you are age 70-75 at issue.


For contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.85% of the death benefit base if you are age 70-75 at issue. If you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider, the percentage charge for the Enhanced Death Benefit is reduced to 0.60% of the death benefit base if you were age 69 or younger at issue and 0.80% of the death benefit base if you were age 70-75 at issue.



ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE



We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. Currently the contract is not available for new sales. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select the GMIB Plus II rider, we will assess a charge during the accumulation phase equal to 1.00% of the income base (see "Living Benefits - Guaranteed Income Benefits" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the GMIB Plus II rider, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. If you select the GMIB Plus I rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base at the time the rider charge is assessed. If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%. For contracts issued prior to February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 0.80% of the income base.


If you select the GMIB II rider or the GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed. For contracts issued from May 1, 2004 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 1, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.



The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/

account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE



There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders). You can select a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider when you purchase the contract. Currently the contract is not available for new sales.


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -

Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.

The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (For contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.) The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.


The rider charge for the Lifetime Withdrawal Guarantee riders and the Guaranteed Withdrawal Benefit riders is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign the contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Enhanced GWB rider or a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the most recent contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% (Single Life version) or 1.50% (Joint Life version). If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


If you elect an Optional Reset as permitted under the Enhanced GWB rider or the GWB I rider, we may increase the rider charge to the Enhanced GWB/GWB I rider charge applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 1.00% (for Enhanced GWB) or 0.95% (for GWB I) of the Guaranteed Withdrawal Amount. (For contracts issued prior to July 16, 2007, the maximum charge for the Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.)


If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero.



GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE



If you elected the GMAB, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. The GMAB rider charge is deducted from your account value pro rata from your contract's Asset Allocation Portfolio and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.



WITHDRAWAL CHARGE



We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:



1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then


2.    The free withdrawal amount described below; then


3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.


A withdrawal charge will be assessed if prior purchase payments are withdrawn pursuant to a request to divide the assets of a contract due to divorce.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7

  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your joint owner exits the nursing home or hospital. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)



TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.

5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).



When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us, subject to restrictions that may apply in your state.



Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.



A transfer during the income phase from a variable annuity payment option to a fixed annuity payment option may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change, unless you make a transfer from a variable annuity payment option to the fixed annuity payment that causes the fixed annuity payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.



Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS



The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.

FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.





6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS



We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. There are three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:



Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.

Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)



o  Guaranteed Withdrawal Benefit I (GWB I)



The GWB riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider.



With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.



Guaranteed Asset Accumulation Benefit
-------------------------------------


o  Guaranteed Minimum Accumulation Benefit (GMAB)



The Guaranteed Minimum Accumulation Benefit is designed to guarantee that your account value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted investment portfolios you select.



GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are four versions of the GMIB under this contract:



o  GMIB Plus II


o  GMIB Plus I


o  GMIB II


o  GMIB I



Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.



FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS



INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II in contracts issued on or after February 24, 2009, and 2.5% per annum for GMIB Plus I, GMIB II and GMIB I, and for GMIB Plus II in contracts issued before February 24, 2009. As with other pay-out types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY

RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



If you exercise the GMIB rider, your annuity payments will be the greater of:



o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive annuity payments as guaranteed under the GMIB, you may elect any of the annuity options available under the contract.



OWNERSHIP. If you, the owner, are a natural person, you must also be the annuitant. If a non-natural person owns the contract, then the annuitant will be considered the owner in determining the income base and GMIB annuity payments. If joint owners are named, the age of the older joint owner will be used to determine the income base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the owner, oldest joint owner or the annuitant, if the owner is a non-natural person.



GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/Optional Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.


Additionally, the GMIB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/


Optional Reset), and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.



(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II



In states where approved, the GMIB Plus II rider is available only for owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.



INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:



    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary prior to the owner's 91st birthday and 0% thereafter; and



    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or


         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.



OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up will:


(1) reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) reset the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) we may reset the GMIB Plus II rider charge to a rate we shall determine that does not exceed the Maximum Optional Step-Up Charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Optional Step-Up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.



GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the GMIB Plus II investment allocation restrictions, described above, will no longer apply.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:



(1)    Life annuity with 10 years of annuity payments guaranteed.




(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")



These options are described in the contract and the GMIB Plus II rider.



The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



If you exercise the GMIB Plus II, your annuity payments will be the greater of:



o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



The GMIB payout rates are enhanced under the following circumstances. If:


o  you begin withdrawals on or after your 62nd birthday;


o your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and



o the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed;



then the annual annuity payments under the GMIB Plus II rider will equal or exceed 6% of the income base (calculated on the date the payments are determined).


Alternatively, if:


o  you begin withdrawals on or after your 60th birthday;


o your account value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed;


then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).



If you choose not to receive annuity payments as guaranteed under the GMIB Plus II, you may elect any of the annuity options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:



    a) The 30th day following the contract anniversary prior to your 91st birthday;




    b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base);



    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB;


    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;



    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures;



    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract, subject to our administrative procedures.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.



For contracts issued before February 24, 2009, the following differences apply:
---------------------------------------------



(1) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(2) The GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.



(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where the GMIB Plus I has been approved and the GMIB Plus II has not been approved, the GMIB Plus I is available only for owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the account value exceeds the Annual Increase Amount immediately before the reset; and (b) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.



(6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than

     10 years; this limitation only applies to joint annuitants who are not spouses).



(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.



(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals before your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and
     (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


(8) If you elect the GMIB Plus I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:



    (a)    the MetLife Defensive Strategy Portfolio


    (b)    the MetLife Moderate Strategy Portfolio



    (c)    the MetLife Balanced Strategy Portfolio


    (d)    the MetLife Growth Strategy Portfolio


    (e)    the American Funds Moderate Allocation Portfolio


    (f)    the American Funds Balanced Allocation Portfolio


    (g)    the American Funds Growth Allocation Portfolio


    (h)    the SSgA Growth and Income ETF Portfolio


    (i)    the SSgA Growth ETF Portfolio


    (j)    the BlackRock Money Market Portfolio.



You may elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.



For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described under "Exercising the GMIB Plus II Rider" will not be applied.



DESCRIPTION OF GMIB II


In states where approved, GMIB II is available only for owners up through age 75, and you can only elect GMIB II at the time you purchase the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The additional charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such contract year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.



(5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:



    The 30th day following the contract anniversary on or following your 85th birthday.



(8)    The following replaces termination provision d), above:



    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.



(9)    The following replaces termination provision e), above:



    A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.



(10)    Termination provisions f) and g), above, do not apply.


(11) There are no limitations to how you may allocate your purchase payments and account value among the investment portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I



In states where approved, you can only elect the GMIB I rider at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.



GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II-Income Base", except that:



    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.



(2) The following replaces termination provision d), above:


     Death of the owner or death of the annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses, the GMIB I rider terminates (even if there remains any income base) and no payments will be made under the rider.



We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit -

General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS



We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I). Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)



If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.



FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the Enhanced GWB and GWB I, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME

REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.



GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.


(See Appendix E for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE ENTIRE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCED THE ACCOUNT VALUE. WE REFER TO THIS TYPE OF WITHDRAWAL AS AN EXCESS WITHDRAWAL.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). IF, HOWEVER, YOU TAKE AN EXCESS WITHDRAWAL, THEN WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCES THE ACCOUNT VALUE.


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed

Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero. This means if your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal on or after the date you reach age 76, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG II rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the LWG II rider. Also, income amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the LWG II rider. (See "Federal Income Tax Status - Withdrawals.")



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have made an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL ON OR AFTER THE DATE YOU REACH AGE 76).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN

THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal on or after the date you reach age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).



The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the date you reach age 76); and




o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued before February 24, 2009, the maximum charge upon an
---------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).



In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS

BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract owner died (or before the first joint owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract owner, or oldest joint owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.


For contracts issued prior to February 24, 2009, the current charge for the
-----------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%).



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);



(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value and your contract is thereby terminated (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);



(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or



(8) the date you assign your contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed).



Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the owner or joint owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.



Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the LWG II rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I



The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining

Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.



COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from
                                                      ------
the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).



AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each contract anniversary prior to the owner's 86th birthday.



RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


     (a)    the MetLife Defensive Strategy Portfolio


    (b)    the MetLife Moderate Strategy Portfolio



    (c)    the MetLife Balanced Strategy Portfolio


    (d)    the MetLife Growth Strategy Portfolio


    (e)    the American Funds Moderate Allocation Portfolio


    (f)    the American Funds Balanced Allocation Portfolio


    (g)    the American Funds Growth Allocation Portfolio


    (h)    the SSgA Growth and Income ETF Portfolio


    (i)    the SSgA Growth ETF Portfolio


    (j)    the BlackRock Money Market Portfolio.



You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above listed investment portfolios. On the other hand, if you elect the LWG II rider, you must comply with the restrictions listed in "Purchase - Investment Allocation Restrictions for Certain Riders."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent purchase payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and


o If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.



(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)



ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals

(including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year (including any applicable withdrawal charge) exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)



You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.



GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.



OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:



o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;

o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.



You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your account value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your account value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the account value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the account value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the account value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your account value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your account value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the owner's 86th birthday) and at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.



CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.

TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your account value;


(2)    the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your account value (whatever account value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason;


(6)    the effective date of cancellation of the rider; or


(7)    the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I



The GWB I rider is no longer available for purchase.


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five contract years instead of every contract year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; and (5) you do not have the ability to cancel the rider following your fifth contract anniversary.



By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three contract years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.


If you have elected the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife Asset Allocation
                                          ---
Program Portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available Asset Allocation Portfolio that you have chosen. No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program Portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The MetLife Asset Allocation Program Portfolios available if you chose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                           Guaranteed
                             Amount           Years to
                         (% of Purchase         Rider
Portfolio                   Payments)       Maturity Date
---------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio      130%               10 years
MetLife Moderate
Strategy Portfolio      120%               10 years
MetLife Balanced
Strategy Portfolio      110%               10 years



For more information about the MetLife Asset Allocation Program Portfolios, please see "Investment Options" and the prospectus for the MetLife Asset Allocation Program portfolios.


You may elect the GMAB rider when you purchase the contract, up through age 80. This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program Portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which MetLife Asset Allocation Program Portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total account value.


     EXAMPLE:


   Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.


Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day

GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is

   $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. The GMAB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA contract (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

SUMMARY OF LIVING BENEFIT RIDERS

The chart below highlights certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.



                                       INCOME
                                     GUARANTEES
                            GMIB PLUS               GMIB
                             I & II                I & II
 LIFETIME INCOME      Yes (after waiting    Yes (after waiting
                            period)               period)
 BENEFIT RIDER                Yes                   Yes
 INVOLVES
 ANNUITIZATION
 WITHDRAWALS               Prior to              Prior to
 PERMITTED/1/            annuitization         annuitization
 WAITING PERIOD       Must wait 10 years    Must wait 10 years
                      to annuitize under    to annuitize under
                        rider; Optional     rider; withdrawals
                     Step-Up/2/ restarts         available
                        waiting period;         immediately
                          withdrawals
                           available
                          immediately
 RESET/STEP-UP                Yes                   No
 MAY INVEST IN             Prior to              Prior to
 VARIABLE                annuitization         annuitization
 INVESTMENT
 OPTIONS
 INVESTMENT                   Yes                   No
 ALLOCATION
 REQUIREMENTS
 ABILITY TO CANCEL   Yes, after 10 years,           No
 RIDER                 can take lump-sum
                       option under the
                        GPO provisions
 DEATH BENEFIT             Prior to              Prior to
                        annuitization,        annuitization,
                        contract death        contract death
                     benefit available/3/   benefit available/3/



                                                                           ACCOUNT
                                       WITHDRAWAL                           VALUE
                                       GUARANTEES                         GUARANTEE
                             LIFETIME
                            WITHDRAWAL            ENHANCED GWB
                         GUARANTEE I & II            & GWB I                GMAB
 LIFETIME INCOME         Yes (if first                No                     No
                        withdrawal on or
                       after age 59 1/2)
 BENEFIT RIDER                 No                     No                     No
 INVOLVES
 ANNUITIZATION
 WITHDRAWALS                  Yes                     Yes                   Yes
 PERMITTED/1/
 WAITING PERIOD       None (age 59 1/2 for           None                 10 years
                            lifetime
                          withdrawals)
 RESET/STEP-UP                Yes                     Yes                    No
 MAY INVEST IN                Yes                     Yes                   Yes
 VARIABLE
 INVESTMENT
 OPTIONS
 INVESTMENT                   Yes                     No                    Yes
 ALLOCATION
 REQUIREMENTS
 ABILITY TO CANCEL    Yes, at 5th, 10th &        Enhanced GWB       Yes, within 90 days
                                             ----------------------
 RIDER                   15th contract       only: Yes, within 90    after 5th contract
                          anniversary,          days after 5th          anniversary
                      annually thereafter;         contract
                          or, lump-sum            anniversary
                        option under the
                         GPA provisions
                         after 15 years
 DEATH BENEFIT           Contract death       Ability to receive          Prior to
                      benefit or alternate      Benefit Base in        annuitization,
                      rider death benefit     series of payments       contract death
                     available; ability to    instead of contract   benefit available/3/
                       receive Remaining         death benefit
                           Guaranteed
                           Withdrawal
                      Amount in series of
                      payments instead of
                         contract death
                            benefit

                                                                                    ACCOUNT
                         INCOME                        WITHDRAWAL                    VALUE
                       GUARANTEES                      GUARANTEES                  GUARANTEE
                                                LIFETIME
                  GMIB PLUS     GMIB           WITHDRAWAL          ENHANCED GWB
                    I & II     I & II       GUARANTEE I & II         & GWB I         GMAB
 CURRENT RIDER   1.00%       0.50%          LWG II: 1.25%       Enhanced GWB:     0.75%
 CHARGES/4/                             (Single Life version)   0.55%; GWB I:
                                           or 1.50% (Joint      0.50%
                                          Life version); LWG
                                           I: 0.50% (Single
                                           Life version) or
                                          0.70% (Joint Life
                                               version)


--------

(1) Withdrawals will reduce the living and death benefits and account value.


(2) For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."


(3) If the contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "Annuity Payments (The Income Phase)" and the rider descriptions for more information.



(4) Certain rider charges may increase upon an Optional Step-Up or Optional Reset. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than account value. For example, the charge for GMIB Plus II is 1.00% of the income base. See the Expenses section and the individual rider descriptions for more information.

8. PERFORMANCE



We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the investment portfolio expenses.



For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.



We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.



You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.


Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the account value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the account value, in accordance with the current allocation of the account value. This death benefit amount remains in the investment portfolios until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the investment portfolios on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.



If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



(See Appendix F for examples of the Principal Protection death benefit rider.)



OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix F for examples of the Annual Step-Up death benefit rider.)



OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT



In states where approved, you may select the Enhanced Death Benefit rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider.



If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:


(1)    the account value; or


(2)    the death benefit base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest account value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.


The death benefit base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal. The percentage reduction in account value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the account value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a contract year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a contract year are payable to the owner (or the annuitant if the owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a contract year are not greater than 6% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year and will be treated as a single withdrawal at the end of that contract year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that (1) the account value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up will:


    (a) Reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election; and

    (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.



INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the Enhanced Death Benefit, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.



TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:


a) The date you make a total withdrawal of your account value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your account value;


c) The date you annuitize your contract (a pro rata portion of the rider charge will be assessed);


d) A change of the owner or joint owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures;


e) The date you assign your contract, subject to our administrative procedures;


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


(See Appendix F for examples of the Enhanced Death Benefit.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the account value; or



(2)    the greater of (a) or (b) below:



    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).



(See Appendix F for examples of the Compounded-Plus death benefit rider.)



ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


                               Benefit Percentage



   Issue Age               Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the beneficiary at the end of the 60 day period.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2009, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2009. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 will require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects, including a proposed prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.



SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.



SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.



OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")



The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuitized payments under your contract. The required minimum distribution rules are complex, so consult with your tax advisor before waiving your 2009 required minimum distribution payment.



Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.



PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES



Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.



We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS



MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30,

2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



We are licensed to do business in the District of Columbia and all states except New Hampshire and New York.


For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.


We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2008, as well as the range of additional compensation paid.)



As described above in "Investment Options," certain investment portfolios offered in the contracts compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. These payments are based on a percentage of assets allocated to the portfolio. Pursuant to agreements with A.G. Edwards, we pay to them a percentage amount equal to all or a portion of these payments, and we pay similar percentage fees on assets allocated to certain portfolios of affiliated investment portfolios. As a result of these arrangements, A.G. Edwards may have an incentive to recommend to its customers the purchase of the contracts for which we pay amounts with respect to the investment portfolios. The fees may vary from investment portfolio to portfolio and they may be significant. It is conceivable that A.G. Edwards may have an incentive to recommend to customers, in connection with any A.G. Edwards asset allocation program, that they allocate purchase payments and account value to the investment portfolios that result in payment of amounts or payment of higher amounts. During 2008, the percentage fees ranged from 0.05% to 0.25%. For more information about the nature and extent of these fees, you should ask your A.G. Edwards registered representative.



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 562-2027, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.



A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of

MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm

     Additional Information


     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2008. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges. Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1





                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004                             to  12/31/2004       15.412506         18.206389            1,758.2045
   01/01/2005                             to  12/31/2005       18.206389         21.153435           60,259.8037
   01/01/2006                             to  12/31/2006       21.153435         26.702840           71,039.9424
   01/01/2007                             to  12/31/2007       26.702840         30.154803           41,437.1933
   01/01/2008                             to  12/31/2008       30.154803         17.700900           29,175.9999
=============                            ==== ==========       =========         =========        ==============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                             to  12/31/2004       48.855332         53.347764            1,033.9908
   01/01/2005                             to  12/31/2005       53.347764         55.594101            2,459.3011
   01/01/2006                             to  12/31/2006       55.594101         65.814753            3,389.2393
   01/01/2007                             to  12/31/2007       65.814753         65.786706            8,383.6649
   01/01/2008                             to  12/31/2008       65.786706         37.133706            3,725.6832
=============                            ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                             to  12/31/2004       22.865318         26.352621           73,873.4453
   01/01/2005                             to  12/31/2005       26.352621         28.658472          201,233.8000
   01/01/2006                             to  12/31/2006       28.658472         34.356122          206,233.0059
   01/01/2007                             to  12/31/2007       34.356122         39.151600          112,020.9554
   01/01/2008                             to  12/31/2008       39.151600         23.040143          104,834.0295
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.049454          7.016504        1,489,655.7097
=============                            ==== ==========       =========         =========        ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        6.453679          6.364205        1,986,210.6664
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.655160          7.690677         632,896.8899
=============                            ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       12.499406         14.361086         221,739.4574
   01/01/2006                             to  12/31/2006       14.361086         19.503665         213,770.9582
   01/01/2007                             to  12/31/2007       19.503665         16.361582         145,227.6772
   01/01/2008                             to  12/31/2008       16.361582          9.419490         154,187.2780
=============                            ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN REAL ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       15.206781         20.864603          48,089.4640
   01/01/2005                             to  04/30/2005       20.864603         20.017625               0.0000
=============                            ==== ==========       =========         =========         ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.746898         15.756529         131,278.2056
   01/01/2008                             to  12/31/2008       15.756529          9.595726         153,906.5093
=============                            ==== ==========       =========         =========         ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.771613         14.819977           7,447.7792
   01/01/2005                             to  12/31/2005       14.819977         16.060762          11,015.6011
   01/01/2006                             to  12/31/2006       16.060762         18.171642          28,486.8134
   01/01/2007                             to  04/27/2007       18.171642         19.761608               0.0000
=============                            ==== ==========       =========         =========         ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        6.611150          7.189929         318,525.9078
   01/01/2005                             to  12/31/2005        7.189929          8.060860         250,205.7032
   01/01/2006                             to  12/31/2006        8.060860          7.818713         232,569.9866
   01/01/2007                             to  12/31/2007        7.818713          7.892126         226,248.5456
   01/01/2008                             to  12/31/2008        7.892126          4.747779         205,007.5443
=============                            ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.422245         11.180916          20,868.2533
   01/01/2007                             to  12/31/2007       11.180916         10.383877          22,854.5369
   01/01/2008                             to  12/31/2008       10.383877          4.651552          31,692.2665
=============                            ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        7.729082          8.573655           5,660.9558
   01/01/2005                             to  12/31/2005        8.573655          9.047333           6,001.0006
   01/01/2006                             to  04/30/2006        9.047333          9.458778           6,635.7888
=============                            ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.137459         17.204948         322,326.4646
  01/01/2005    to  12/31/2005       17.204948         17.236958         733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397         713,747.7129
  01/01/2007    to  12/31/2007       18.571397         19.530893         703,520.1220
  01/01/2008    to  12/31/2008       19.530893         15.691614         632,855.7845
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       14.558790         15.650668          96,280.8231
  01/01/2005    to  04/30/2005       15.650668         15.157397               0.0000
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE CLASS
2))
  05/01/2004    to  12/31/2004       16.605671         17.886929           3,783.0938
  01/01/2005    to  04/30/2005       17.886929         17.207436               0.0000
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       43.242312         47.937816         319,167.2202
  01/01/2005    to  12/31/2005       47.937816         48.925372         506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355         514,776.6184
  01/01/2007    to  12/31/2007       56.884355         58.235221         457,225.7942
  01/01/2008    to  12/31/2008       58.235221         36.597630         428,888.4437
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.314331         23.683379         199,496.7021
  01/01/2005    to  12/31/2005       23.683379         25.259591         540,973.0597
  01/01/2006    to  12/31/2006       25.259591         27.970108         559,924.2700
  01/01/2007    to  12/31/2007       27.970108         27.772461         532,439.9537
  01/01/2008    to  12/31/2008       27.772461         16.783283         498,570.9496
============   ==== ==========       =========         =========         ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       15.099210         14.937184               0.0000
  01/01/2007    to  12/31/2007       14.937184         16.500598               0.0000
  01/01/2008    to  12/31/2008       16.500598          9.341744               0.0000
============   ==== ==========       =========         =========         ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  04/30/2007    to  12/31/2007       15.483262         16.193114           3,602.8568
  01/01/2008    to  12/31/2008       16.193114          9.155475           2,461.0473
============   ==== ==========       =========         =========         ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES II))
  05/01/2004    to  12/31/2004       19.834903         21.251446              89.3343
  01/01/2005    to  12/31/2005       21.251446         22.777274           1,726.9382
  01/01/2006    to  12/31/2006       22.777274         23.845946           2,261.5699
  01/01/2007    to  04/27/2007       23.845946         25.440586               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.448289         13.035149         277,191.3564
  01/01/2006    to  12/31/2006       13.035149         14.692143         230,580.9637
  01/01/2007    to  12/31/2007       14.692143         16.106871         167,547.2084
  01/01/2008    to  12/31/2008       16.106871          9.741028         169,394.9110
============   ==== ==========       =========         =========       ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY
SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.823168         14.565940         132,059.0398
  01/01/2005    to  04/30/2005       14.565940         12.512507               0.0000
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.520511          6.206168         212,896.0530
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2004    to  12/31/2004        6.960610          8.557905         152,398.8933
  01/01/2005    to  12/31/2005        8.557905         10.764717         372,947.7733
  01/01/2006    to  12/31/2006       10.764717         13.610871         299,628.1311
  01/01/2007    to  12/31/2007       13.610871         17.301248         171,460.6515
  01/01/2008    to  04/25/2008       17.301248         15.754412               0.0000
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.755208         11.208267         444,669.7857
  01/01/2005    to  12/31/2005       11.208267         12.880848         666,038.5383
  01/01/2006    to  12/31/2006       12.880848         16.092474         603,044.2186
  01/01/2007    to  12/31/2007       16.092474         17.994629         432,768.7608
  01/01/2008    to  12/31/2008       17.994629         10.236813         413,505.8768
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.877115          8.370190         492,146.7140
  01/01/2005    to  12/31/2005        8.370190          8.651885         466,380.4449
  01/01/2006    to  12/31/2006        8.651885          9.190873         614,895.6744
  01/01/2007    to  12/31/2007        9.190873         10.367771         537,140.6796
  01/01/2008    to  12/31/2008       10.367771          5.532204         510,814.1805
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.676306         12.110712         749,670.7222
  01/01/2005    to  12/31/2005       12.110712         12.223413       1,536,060.8230
  01/01/2006    to  12/31/2006       12.223413         12.611070       1,628,841.7989
  01/01/2007    to  12/31/2007       12.611070         13.388910       1,122,424.5428
  01/01/2008    to  12/31/2008       13.388910         13.269677       1,836,957.9602
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.664335         15.152734         104,369.7194
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME EFT SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.132557          94,522.1794
  01/01/2006    to  12/31/2006       10.132557         11.174895         790,808.0319
  01/01/2007    to  12/31/2007       11.174895         11.625285       2,359,402.6657
  01/01/2008    to  12/31/2008       11.625285          8.599158       2,787,693.6433
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.170740          59,035.1052
  01/01/2006    to  12/31/2006       10.170740         11.430018         731,364.3154
  01/01/2007    to  12/31/2007       11.430018         11.915503       1,057,692.4238
  01/01/2008    to  12/31/2008       11.915503          7.883723       1,040,729.3647
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.284295          7.127233         469,918.1630
  01/01/2005    to  12/31/2005        7.127233          8.064495       1,023,758.7198
  01/01/2006    to  12/31/2006        8.064495          8.451316       1,007,530.5651
  01/01/2007    to  12/31/2007        8.451316          9.812864         619,055.0272
  01/01/2008    to  12/31/2008        9.812864          5.835734         633,847.6083
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.999476         14.345408         239,512.5357
  01/01/2005    to  12/31/2005       14.345408         16.352461         290,544.6166
  01/01/2006    to  12/31/2006       16.352461         18.261325         297,320.2937
  01/01/2007    to  12/31/2007       18.261325         17.479670         253,296.5220
  01/01/2008    to  12/31/2008       17.479670         12.107897         246,374.0647
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998932         10.482927         508,181.0815
  01/01/2006    to  12/31/2006       10.482927         12.009028         730,654.8911
  01/01/2007    to  12/31/2007       12.009028         11.557695         586,576.6897
  01/01/2008    to  12/31/2008       11.557695          7.311136         582,309.5651
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.812961          9.792630          42,069.6855
  01/01/2005    to  12/31/2005        9.792630         10.109348          86,145.9725
  01/01/2006    to  12/31/2006       10.109348         10.814428         118,068.5387
  01/01/2007    to  12/31/2007       10.814428         13.180398         140,614.3685
  01/01/2008    to  12/31/2008       13.180398          6.927322         125,380.9788
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       45.785064         45.825002            6,712.2250
  01/01/2005    to  12/31/2005       45.825002         46.209352           88,287.5867
  01/01/2006    to  12/31/2006       46.209352         47.501189          122,438.4329
  01/01/2007    to  12/31/2007       47.501189         49.707922           77,243.1931
  01/01/2008    to  12/31/2008       49.707922         47.265989           72,186.6628
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.982136         10.094014           64,483.2823
  01/01/2006    to  12/31/2006       10.094014         10.417463          273,210.8711
  01/01/2007    to  12/31/2007       10.417463         10.777221          517,884.4061
  01/01/2008    to  12/31/2008       10.777221         10.914141        1,219,381.8091
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.999714          9.965778           73,780.4515
  01/01/2005    to  04/30/2005        9.965778          9.982068                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.173123         18.207351           20,066.1476
  01/01/2005    to  12/31/2005       18.207351         18.675545           22,905.2494
  01/01/2006    to  12/31/2006       18.675545         21.466160           17,385.1967
  01/01/2007    to  12/31/2007       21.466160         20.405274           16,879.6167
  01/01/2008    to  12/31/2008       20.405274         12.375528           17,169.9679
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.632445         11.417835          144,395.5413
  01/01/2005    to  12/31/2005       11.417835         11.891041          368,533.7917
  01/01/2006    to  12/31/2006       11.891041         12.892189          440,098.8173
  01/01/2007    to  12/31/2007       12.892189         12.683697          422,392.8319
  01/01/2008    to  12/31/2008       12.683697          7.460889          388,134.6867
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.953016         16.069205            2,027.5711
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.077739         11.934370          940,538.8111
  01/01/2005    to  12/31/2005       11.934370         12.974739        1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624        1,684,434.1394
  01/01/2007    to  12/31/2007       14.652624         15.103332        1,289,026.3185
  01/01/2008    to  12/31/2008       15.103332          9.025430        1,272,192.9266
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        8.837372          9.791170           12,815.1797
  01/01/2005    to  12/31/2005        9.791170         10.089451          374,096.4112
  01/01/2006    to  12/31/2006       10.089451         10.927544          410,338.8051
  01/01/2007    to  12/31/2007       10.927544         11.251048          214,120.8363
  01/01/2008    to  12/31/2008       11.251048          6.517750          218,660.9626
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.651722         10.496784          372,765.3957
  01/01/2005    to  12/31/2005       10.496784         11.764232          523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780          613,743.0869
  01/01/2007    to  12/31/2007       11.905780         13.089520          417,221.2410
  01/01/2008    to  12/31/2008       13.089520          8.198138          409,304.1269
============   ==== ==========       =========         =========        ==============
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.974762         13.688306              805.6921
  01/01/2005    to  12/31/2005       13.688306         15.888294           14,865.8190
  01/01/2006    to  12/31/2006       15.888294         18.228676           12,182.1672
  01/01/2007    to  12/31/2007       18.228676         19.803643           17,265.8621
  01/01/2008    to  12/31/2008       19.803643         10.899186           18,313.6563
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.916137         11.731023           91,588.8436
  01/01/2006    to  12/31/2006       11.731023         13.338443           95,416.7582
  01/01/2007    to  12/31/2007       13.338443         13.820181           79,061.6761
  01/01/2008    to  12/31/2008       13.820181          8.558483          109,635.4408
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.228408         12.175379          195,303.9832
  01/01/2005    to  12/31/2005       12.175379         12.779031          590,106.3817
  01/01/2006    to  12/31/2006       12.779031         14.239431        1,281,613.4581
  01/01/2007    to  12/31/2007       14.239431         15.347357          664,358.3890
  01/01/2008    to  12/31/2008       15.347357          8.786128          649,315.3029
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       51.163633         53.195858           71,519.3837
  01/01/2005    to  12/31/2005       53.195858         55.400156          195,569.2500
  01/01/2006    to  04/30/2006       55.400156         57.897507          228,689.5306
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.470698         13.304023         1,305.4847
  01/01/2005    to  12/31/2005       13.304023         14.539868         6,954.0347
  01/01/2006    to  12/31/2006       14.539868         14.873344         8,128.2061
  01/01/2007    to  12/31/2007       14.873344         16.079665        13,176.9683
  01/01/2008    to  12/31/2008       16.079665         10.107218        19,061.3384
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.835831         19.981733            95.5994
  01/01/2005    to  12/31/2005       19.981733         20.229636         5,128.3248
  01/01/2006    to  12/31/2006       20.229636         20.932602        11,057.7617
  01/01/2007    to  12/31/2007       20.932602         21.426045        12,279.3719
  01/01/2008    to  12/31/2008       21.426045         17.929098         8,185.7091
============   ==== ==========       =========         =========       ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.935368         12.947911         7,280.7603
  01/01/2005    to  12/31/2005       12.947911         13.308426       138,343.5007
  01/01/2006    to  12/31/2006       13.308426         14.333171       183,289.8067
  01/01/2007    to  12/31/2007       14.333171         14.643464       110,363.2611
  01/01/2008    to  12/31/2008       14.643464         11.055669        91,658.4799
============   ==== ==========       =========         =========       ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.162693         12.240853        14,422.5383
  01/01/2005    to  12/31/2005       12.240853         12.205636        29,848.7056
  01/01/2006    to  12/31/2006       12.205636         12.527669        34,876.3652
  01/01/2007    to  12/31/2007       12.527669         13.276772        33,247.4550
  01/01/2008    to  12/31/2008       13.276772         13.050080        50,497.5409
============   ==== ==========       =========         =========       ============
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.047022         13.152821         1,276.1558
  01/01/2005    to  12/31/2005       13.152821         13.436290         1,371.0081
  01/01/2006    to  12/31/2006       13.436290         15.239325         1,932.2809
  01/01/2007    to  12/31/2007       15.239325         16.072867         3,117.7829
  01/01/2008    to  12/31/2008       16.072867          9.101523         2,242.4668
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       45.386183         49.298756         1,604.2332
  01/01/2005    to  12/31/2005       49.298756         51.208076         3,670.0390
  01/01/2006    to  12/31/2006       51.208076         58.591262         3,903.9825
  01/01/2007    to  12/31/2007       58.591262         54.338029         6,999.5712
  01/01/2008    to  12/31/2008       54.338029         32.878766         6,193.7395
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
   05/03/2004                             to  12/31/2004       12.398267         14.133934              213.9146
   01/01/2005                             to  12/31/2005       14.133934         15.646903            1,887.5461
   01/01/2006                             to  12/31/2006       15.646903         16.287396            1,981.3093
   01/01/2007                             to  12/31/2007       16.287396         16.688285            2,035.7127
   01/01/2008                             to  12/31/2008       16.688285          8.969702            1,947.7075
=============                            ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        7.854629          7.754319        2,713,302.4580
=============                            ==== ==========       =========         =========       ===============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.930000         10.315577        1,476,101.4681
   01/01/2007                             to  12/31/2007       10.315577         11.076711        2,710,154.1309
   01/01/2008                             to  11/07/2008       11.076711          6.723418                0.0000
=============                            ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.501971          8.451645       12,103,070.9155
=============                            ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.959644         10.201593        1,143,376.4236
   01/01/2007                             to  12/31/2007       10.201593         10.715653        5,482,434.6827
   01/01/2008                             to  11/07/2008       10.715653          7.381965                0.0000
=============                            ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.649911         11.183762          188,059.5845
   01/01/2007                             to  12/31/2007       11.183762         11.691964          800,555.5716
   01/01/2008                             to  12/31/2008       11.691964          9.157310        1,459,289.2595
=============                            ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.204189          8.120740       14,788,093.7682
=============                            ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000         10.237889        2,412,242.7137
   01/01/2007                             to  12/31/2007       10.237889         10.907693        6,955,046.1144
   01/01/2008                             to  11/07/2008       10.907693          6.969094                0.0000
=============                            ==== ==========       =========         =========       ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       11.061525         11.630632        1,141,012.3178
   01/01/2007                             to  12/31/2007       11.630632         12.192163        2,292,187.4525
   01/01/2008                             to  12/31/2008       12.192163          8.854726        3,036,575.9505
=============                            ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004                             to  12/31/2004       14.427941         16.975707           201.3949
   01/01/2005                             to  12/31/2005       16.975707         19.605943         2,145.7007
   01/01/2006                             to  12/31/2006       19.605943         24.601800         3,111.1924
   01/01/2007                             to  12/31/2007       24.601800         27.615072         5,304.2402
   01/01/2008                             to  12/31/2008       27.615072         16.112618         2,925.4294
=============                            ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                             to  12/31/2004       43.967239         47.819604           745.9480
   01/01/2005                             to  12/31/2005       47.819604         49.535976         4,252.9095
   01/01/2006                             to  12/31/2006       49.535976         58.293183         4,006.4906
   01/01/2007                             to  12/31/2007       58.293183         57.917823         3,659.4928
   01/01/2008                             to  12/31/2008       57.917823         32.495290           761.7135
=============                            ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                             to  12/31/2004       21.275514         24.423028         9,931.6985
   01/01/2005                             to  12/31/2005       24.423028         26.401650        25,153.7669
   01/01/2006                             to  12/31/2006       26.401650         31.461875        20,672.8692
   01/01/2007                             to  12/31/2007       31.461875         35.637790        11,312.6355
   01/01/2008                             to  12/31/2008       35.637790         20.846228         7,098.4038
=============                            ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.026246          6.987538        33,522.6656
=============                            ==== ==========       =========         =========       ============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        6.432410          6.337908        10,211.0993
=============                            ==== ==========       =========         =========       ============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.629980          7.658954         3,130.1184
=============                            ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       12.424258         14.218141       133,742.7889
   01/01/2006                             to  12/31/2006       14.218141         19.194490       132,911.5595
   01/01/2007                             to  12/31/2007       19.194490         16.005296       120,966.0584
   01/01/2008                             to  12/31/2008       16.005296          9.158910        89,617.4257
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN REAL ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       14.933150         20.407953         7,676.1676
   01/01/2005                             to  04/30/2005       20.407953         19.541200             0.0000
=============                            ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.191695         15.202206       127,382.0185
   01/01/2008                             to  12/31/2008       15.202206          9.202464       115,726.8586
=============                            ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.172147         14.068303           401.1172
   01/01/2005                             to  12/31/2005       14.068303         15.155264           787.0106
   01/01/2006                             to  12/31/2006       15.155264         17.044858         1,149.0406
   01/01/2007                             to  04/27/2007       17.044858         18.500037             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        6.502177          7.043338       568,209.4072
   01/01/2005                             to  12/31/2005        7.043338          7.849430       433,969.7607
   01/01/2006                             to  12/31/2006        7.849430          7.568189       375,516.3553
   01/01/2007                             to  12/31/2007        7.568189          7.593294       357,066.5919
   01/01/2008                             to  12/31/2008        7.593294          4.540528       314,208.5349
=============                            ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.391094         11.103240        15,165.4620
   01/01/2007                             to  12/31/2007       11.103240         10.249680        19,468.6499
   01/01/2008                             to  12/31/2008       10.249680          4.563760        20,973.1268
=============                            ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        7.499951          8.286461         1,551.3443
   01/01/2005                             to  12/31/2005        8.286461          8.692126         1,551.3443
   01/01/2006                             to  04/30/2006        8.692126          9.069817         1,551.3443
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       15.871678         16.854422       627,149.8832
   01/01/2005                             to  12/31/2005       16.854422         16.785051       418,969.1869
   01/01/2006                             to  12/31/2006       16.785051         17.976644       377,830.9449
   01/01/2007                             to  12/31/2007       17.976644         18.791730       338,864.3287
   01/01/2008                             to  12/31/2008       18.791730         15.007127       285,692.9253
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                             to  12/31/2004       13.812031         14.788979        11,220.9335
   01/01/2005                             to  04/30/2005       14.788979         14.294863             0.0000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  05/01/2004    to  12/31/2004       14.849635         15.931923             0.0000
  01/01/2005    to  04/30/2005       15.931923         15.296730             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       42.529947         46.960946       344,306.4949
  01/01/2005    to  12/31/2005       46.960946         47.642491       292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441       288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968       250,298.3204
  01/01/2008    to  12/31/2008       56.030968         35.000435       223,483.9704
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.513349         22.659271        23,695.7471
  01/01/2005    to  12/31/2005       22.659271         24.023204        60,536.7173
  01/01/2006    to  12/31/2006       24.023204         26.442364        57,941.7117
  01/01/2007    to  12/31/2007       26.442364         26.097573        49,377.7355
  01/01/2008    to  12/31/2008       26.097573         15.676284        33,622.7596
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.171468         13.963702             0.0000
  01/01/2007    to  12/31/2007       13.963702         15.332447             0.0000
  01/01/2008    to  12/31/2008       15.332447          8.628179             0.0000
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  04/30/2007    to  12/31/2007       14.445320         15.046857             0.0000
  01/01/2008    to  12/31/2008       15.046857          8.456209             0.0000
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES II))
  05/01/2004    to  12/31/2004       18.567621         19.814670             0.0000
  01/01/2005    to  12/31/2005       19.814670         21.110699             0.0000
  01/01/2006    to  12/31/2006       21.110699         21.969305             0.0000
  01/01/2007    to  04/27/2007       21.969305         23.392674             0.0000
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.223524         12.728544       284,898.6440
  01/01/2006    to  12/31/2006       12.728544         14.260960       246,871.7946
  01/01/2007    to  12/31/2007       14.260960         15.540130       212,706.1786
  01/01/2008    to  12/31/2008       15.540130          9.341736       187,394.0707
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY
SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.332967         13.993581        14,520.0855
  01/01/2005    to  04/30/2005       13.993581         11.997312             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.358987          6.107034           39,072.7258
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
   05/01/2004                             to  12/31/2004        6.627398          8.115896           17,594.1835
   01/01/2005                             to  12/31/2005        8.115896         10.147894           40,247.3676
   01/01/2006                             to  12/31/2006       10.147894         12.754275           36,673.0059
   01/01/2007                             to  12/31/2007       12.754275         16.115145           21,684.6794
   01/01/2008                             to  04/25/2008       16.115145         14.646315                0.0000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.594492         10.979856          426,569.1466
   01/01/2005                             to  12/31/2005       10.979856         12.543118          342,726.8846
   01/01/2006                             to  12/31/2006       12.543118         15.577096          310,122.8863
   01/01/2007                             to  12/31/2007       15.577096         17.313567          278,333.0576
   01/01/2008                             to  12/31/2008       17.313567          9.790126          216,465.2524
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.747306          8.199570        1,170,419.1560
   01/01/2005                             to  12/31/2005        8.199570          8.424977          892,127.0772
   01/01/2006                             to  12/31/2006        8.424977          8.892595          910,892.6432
   01/01/2007                             to  12/31/2007        8.892595          9.975273          808,015.5291
   01/01/2008                             to  12/31/2008        9.975273          5.290726          694,795.5012
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.483951         11.863917          812,494.9265
   01/01/2005                             to  12/31/2005       11.863917         11.902882          646,631.6028
   01/01/2006                             to  12/31/2006       11.902882         12.207117          585,550.2474
   01/01/2007                             to  12/31/2007       12.207117         12.882116          542,542.4162
   01/01/2008                             to  12/31/2008       12.882116         12.690839          525,723.3894
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       13.976263         14.394588           13,064.1492
=============                            ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME EFT SUB-ACCOUNT (CLASS B))
   09/30/2005                             to  12/31/2005       10.000000         10.117411            2,037.4350
   01/01/2006                             to  12/31/2006       10.117411         11.091625           22,829.8775
   01/01/2007                             to  12/31/2007       11.091625         11.469258           69,815.5955
   01/01/2008                             to  12/31/2008       11.469258          8.432783           71,923.5862
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.155537             0.0000
  01/01/2006    to  12/31/2006       10.155537         11.344850        17,513.4697
  01/01/2007    to  12/31/2007       11.344850         11.755582        33,061.0998
  01/01/2008    to  12/31/2008       11.755582          7.731161        30,142.2722
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.180690          6.981901       591,807.1868
  01/01/2005    to  12/31/2005        6.981901          7.852952       598,574.9466
  01/01/2006    to  12/31/2006        7.852952          8.180513       573,069.1221
  01/01/2007    to  12/31/2007        8.180513          9.441318       445,288.8641
  01/01/2008    to  12/31/2008        9.441318          5.580999       372,477.3486
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.867701         14.131572       462,454.9926
  01/01/2005    to  12/31/2005       14.131572         16.012689       377,094.0003
  01/01/2006    to  12/31/2006       16.012689         17.775216       345,165.9059
  01/01/2007    to  12/31/2007       17.775216         16.911972       299,209.1362
  01/01/2008    to  12/31/2008       16.911972         11.644231       230,552.8383
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438         10.440811        40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440        89,322.9589
  01/01/2007    to  12/31/2007       11.889440         11.373762        97,140.7244
  01/01/2008    to  12/31/2008       11.373762          7.151498       121,874.5307
============   ==== ==========       =========         =========       ============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.644194          9.566957         2,507.1453
  01/01/2005    to  12/31/2005        9.566957          9.817471         5,352.2827
  01/01/2006    to  12/31/2006        9.817471         10.439526         7,508.5029
  01/01/2007    to  12/31/2007       10.439526         12.646969         8,794.8730
  01/01/2008    to  12/31/2008       12.646969          6.606950         7,438.5680
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       40.305838         40.312488           926.6569
  01/01/2005    to  12/31/2005       40.312488         40.408096        11,468.5021
  01/01/2006    to  12/31/2006       40.408096         41.289976        10,950.3513
  01/01/2007    to  12/31/2007       41.289976         42.948359         3,865.0606
  01/01/2008    to  12/31/2008       42.948359         40.593524         6,242.2139
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.759091          9.829291         137,056.0915
  01/01/2006    to  12/31/2006        9.829291         10.083745         359,479.0254
  01/01/2007    to  12/31/2007       10.083745         10.369242         711,766.0045
  01/01/2008    to  12/31/2008       10.369242         10.437994       1,031,846.0712
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.834948          9.762657          93,724.0831
  01/01/2005    to  04/30/2005        9.762657          9.759505               0.0000
============   ==== ==========       =========         =========       ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.805739         17.723119           1,222.1236
  01/01/2005    to  12/31/2005       17.723119         18.070456           1,641.7435
  01/01/2006    to  12/31/2006       18.070456         20.646753           1,362.6289
  01/01/2007    to  12/31/2007       20.646753         19.508247           1,863.6587
  01/01/2008    to  12/31/2008       19.508247         11.760306           1,645.8059
============   ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.505123         11.236317           8,070.8003
  01/01/2005    to  12/31/2005       11.236317         11.632206          17,634.9674
  01/01/2006    to  12/31/2006       11.632206         12.536329          23,604.9966
  01/01/2007    to  12/31/2007       12.536329         12.259389          25,047.0725
  01/01/2008    to  12/31/2008       12.259389          7.167903          19,566.9589
============   ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.251352         15.265149             162.0794
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       10.895264         11.691186       1,119,896.1890
  01/01/2005    to  12/31/2005       11.691186         12.634573       1,066,833.8705
  01/01/2006    to  12/31/2006       12.634573         14.183373       1,089,614.0542
  01/01/2007    to  12/31/2007       14.183373         14.531708         927,884.0979
  01/01/2008    to  12/31/2008       14.531708          8.631580         803,874.2632
============   ==== ==========       =========         =========       ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        8.679209          9.577756           4,839.9460
  01/01/2005    to  12/31/2005        9.577756          9.810686          45,453.9805
  01/01/2006    to  12/31/2006        9.810686         10.562205          52,922.5019
  01/01/2007    to  12/31/2007       10.562205         10.809461          30,828.6918
  01/01/2008    to  12/31/2008       10.809461          6.224256          16,448.9207
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.545673         10.340233         480,073.4891
  01/01/2005    to  12/31/2005       10.340233         11.519694         397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731         361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321         327,248.8920
  01/01/2008    to  12/31/2008       12.664321          7.884117         283,363.5454
============   ==== ==========       =========         =========         ============
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.074965         12.609500               0.0000
  01/01/2005    to  12/31/2005       12.609500         14.548836           4,498.4636
  01/01/2006    to  12/31/2006       14.548836         16.592341           4,479.0567
  01/01/2007    to  12/31/2007       16.592341         17.917514               0.0000
  01/01/2008    to  12/31/2008       17.917514          9.801848             625.1110
============   ==== ==========       =========         =========         ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.701841         11.455096         206,098.9303
  01/01/2006    to  12/31/2006       11.455096         12.947028         179,713.2007
  01/01/2007    to  12/31/2007       12.947028         13.333947         150,974.1653
  01/01/2008    to  12/31/2008       13.333947          8.207703         126,593.0513
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.864795         11.734328          24,721.9804
  01/01/2005    to  12/31/2005       11.734328         12.242665          55,221.6127
  01/01/2006    to  12/31/2006       12.242665         13.560394         110,561.2758
  01/01/2007    to  12/31/2007       13.560394         14.527575          47,218.7462
  01/01/2008    to  12/31/2008       14.527575          8.266781          36,838.5979
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       46.042512         47.681186           8,475.3099
  01/01/2005    to  12/31/2005       47.681186         49.360843          21,155.8590
  01/01/2006    to  04/30/2006       49.360843         51.486019          23,357.0427
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.945157         12.692750             342.5621
  01/01/2005    to  12/31/2005       12.692750         13.789115             482.5501
  01/01/2006    to  12/31/2006       13.789115         14.021175             454.7855
  01/01/2007    to  12/31/2007       14.021175         15.067202             430.6295
  01/01/2008    to  12/31/2008       15.067202          9.413845             398.9156
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       17.791140         18.798576             0.0000
  01/01/2005    to  12/31/2005       18.798576         18.918267         6,430.6321
  01/01/2006    to  12/31/2006       18.918267         19.458894         6,526.1565
  01/01/2007    to  12/31/2007       19.458894         19.797824         6,753.0942
  01/01/2008    to  12/31/2008       19.797824         16.467214             0.0000
============   ==== ==========       =========         =========        ===========
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.512421         12.439516           124.3676
  01/01/2005    to  12/31/2005       12.439516         12.709595         9,943.7623
  01/01/2006    to  12/31/2006       12.709595         13.606588        14,828.3558
  01/01/2007    to  12/31/2007       13.606588         13.817546         5,945.7201
  01/01/2008    to  12/31/2008       13.817546         10.369482         5,086.2924
============   ==== ==========       =========         =========        ===========
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.788139         11.816788           269.4674
  01/01/2005    to  12/31/2005       11.816788         11.712494           269.4674
  01/01/2006    to  12/31/2006       11.712494         11.949803           269.4674
  01/01/2007    to  12/31/2007       11.949803         12.588195           269.4674
  01/01/2008    to  12/31/2008       12.588195         12.299047        12,647.2105
============   ==== ==========       =========         =========        ===========
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.597247         12.611500           319.8593
  01/01/2005    to  12/31/2005       12.611500         12.806465           319.8593
  01/01/2006    to  12/31/2006       12.806465         14.438355           319.8593
  01/01/2007    to  12/31/2007       14.438355         15.136492           319.8593
  01/01/2008    to  12/31/2008       15.136492          8.519743           319.8593
============   ==== ==========       =========         =========        ===========
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       41.168501         44.539971           189.3916
  01/01/2005    to  12/31/2005       44.539971         45.989065           254.7930
  01/01/2006    to  12/31/2006       45.989065         52.305969           461.1372
  01/01/2007    to  12/31/2007       52.305969         48.217079         1,810.8653
  01/01/2008    to  12/31/2008       48.217079         28.999605           461.1372
============   ==== ==========       =========         =========        ===========
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
  05/03/2004    to  12/31/2004       11.864131         13.471321           125.6145
  01/01/2005    to  12/31/2005       13.471321         14.824452           121.7053
  01/01/2006    to  12/31/2006       14.824452         15.339203           121.5971
  01/01/2007    to  12/31/2007       15.339203         15.622210           121.5067
  01/01/2008    to  12/31/2008       15.622210          8.346167           121.3809
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        7.667259          7.562984         697,793.0189
=============                            ==== ==========       =========         =========       ==============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.930000         10.307276          76,008.9107
   01/01/2007                             to  12/31/2007       10.307276         11.001222         165,051.9380
   01/01/2008                             to  11/07/2008       11.001222          6.643334               0.0000
=============                            ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.299198          8.243149       4,541,863.6196
=============                            ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000         10.193383         157,630.6088
   01/01/2007                             to  12/31/2007       10.193383         10.642630         568,103.2730
   01/01/2008                             to  11/07/2008       10.642630          7.294075               0.0000
=============                            ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.555116         11.040211       1,598,217.3594
   01/01/2007                             to  12/31/2007       11.040211         11.472478       1,714,054.4038
   01/01/2008                             to  12/31/2008       11.472478          8.931449       1,403,709.0740
=============                            ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.008494          7.920380       4,797,079.0199
=============                            ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000         10.229648          96,957.4052
   01/01/2007                             to  12/31/2007       10.229648         10.833360         412,212.7150
   01/01/2008                             to  11/07/2008       10.833360          6.886100               0.0000
=============                            ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.963078         11.481355       1,827,127.5085
   01/01/2007                             to  12/31/2007       11.481355         11.963296       2,290,443.2291
   01/01/2008                             to  12/31/2008       11.963296          8.636307       2,087,657.5302
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust:
Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed effective April 25, 2002); (b) DWS Variable Series II: DWS Government & Agency Securities Portfolio (closed effective May 1, 2002) (formerly Scudder Variable Series II: Scudder Government & Agency Securities Portfolio); (c) Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2004), Lord Abbett Growth and Income Portfolio (Class A) (closed effective May 1, 2004), Lord Abbett Mid Cap Value Portfolio (Class A) (closed effective May 1, 2004), MFS (Reg. TM) Research International Portfolio (Class A) (closed effective May 1, 2004), T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed effective May 1, 2004), and Third Avenue Small Cap Value Portfolio (Class A) (closed effective May 1, 2005); (d) Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class A) (closed effective April 30, 2007).



The following investment option is only available to contracts issued before May 1, 2002 for allocations of new purchase payments or transfers of account value: AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series
I).



Effective as of April 28, 2003, the following investment portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, Metropolitan Series Fund, Inc.: MFS (Reg. TM) Research Managers Portfolio merged into Metropolitan Series Fund, Inc.: MFS (Reg. TM) Investors Trust Portfolio.



Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: for contracts issued on or after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust;
(c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Service Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 2): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the
T. Rowe Price

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS (Reg.
TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS (Reg. TM) Variable Insurance Trust (Service Class): MFS (Reg.
TM) Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS (Reg. TM) Emerging Growth Series (closed effective May 1,
2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund; and the MFS (Reg. TM) Strategic Income Series (closed effective May 1, 2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund; (j) Putnam Variable Trust (Class B): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio of the Met Investors Series Trust;
(k) Scudder Variable Series I, (Class B): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust.



Effective as of November 22, 2004, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio; and J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio.



Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (c) the Dreyfus Stock Index Fund (Service Class) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund, Inc.; (d) MFS (Reg. TM) Variable Insurance Trust: the MFS (Reg. TM) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; and the MFS (Reg. TM) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; and (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.



Effective as of May 1, 2006, Metropolitan Series Fund, Inc.: MFS (Reg. TM) Investors Trust Portfolio (Class B) merged into Met Investors Series Trust:
Legg Mason Value Equity Portfolio (Class B).


Effective as of May 1, 2006, Fidelity Variable Insurance Products: VIP Growth Portfolio (Service Class 2) was replaced with Metropolitan Series Fund, Inc.:
T. Rowe Price Large Cap Growth Portfolio (Class B).


Effective as of April 30, 2007, Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust:
Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I Shares) (closed effective November 13,
2006) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); (b) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series II Shares) (closed effective May 1, 2006) was

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class E); (c) DWS Variable Series II: DWS Small Cap Growth Portfolio (Class A) (closed effective May 1, 2002) was replaced with Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class A); and (d) MFS (Reg. TM) Variable Insurance Trust: MFS (Reg. TM) Investors Trust Series (Service Class) was replaced with Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio (Class B).


Effective as of April 28, 2008, Franklin Templeton Variable Insurance Products
Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Met Investors Series Trust: MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B).


Effective as of November 10, 2008, the following portfolios of Met Investors Series Trust merged: (a) Strategic Growth and Income Portfolio (Class B) merged into MetLife Balanced Strategy Portfolio (Class B); (b) Strategic Conservative Growth Portfolio (Class B) merged into MetLife Growth Strategy Portfolio (Class
B); and (c) Strategic Growth Portfolio (Class B) merged into MetLife Aggressive Strategy Portfolio (Class B).


Effective as of May 4, 2009, Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio (Class B) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class B).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund, Inc.:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class E) (closed effective April 30, 2007) merged into Metropolitan Series Fund, Inc.: BlackRock Legacy Large Cap Growth Portfolio (Class E) and the Class E shares of BlackRock Legacy Large Cap Growth Portfolio were then exchanged for Class A shares of BlackRock Legacy Large Cap Growth Portfolio.


Effective as of May 4, 2009, PIMCO Variable Insurance Trust: PIMCO Total Return Portfolio (Administrative Class) (closed effective November 22, 2004) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class
B).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)


AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:


AIM V.I. INTERNATIONAL GROWTH FUND


SUBADVISERS: Invesco Trimark Investment Management Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited


INVESTMENT OBJECTIVE: The AIM V.I. International Growth Fund seeks long-term growth of capital.


FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:


EQUITY-INCOME PORTFOLIO



SUBADVISERS: FMR Co., Inc. and Fidelity Research & Analysis Company

INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index (S&P 500 (Reg. TM)).



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolio available in connection with your contract is Class 2 shares. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolio is available under the contract:


TEMPLETON FOREIGN SECURITIES FUND


SUBADVISER: Franklin Templeton Investment Management Limited



INVESTMENT OBJECTIVE: The Templeton Foreign Securities Fund seeks long-term capital growth.



MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers, LLC on May 1, 2009.) Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: ING Clarion Real Estate Securities L.P.



INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.



LAZARD MID CAP PORTFOLIO



SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.


LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Aggressive Growth Portfolio seeks capital appreciation.


LEGG MASON VALUE EQUITY PORTFOLIO


SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.



MET/AIM SMALL CAP GROWTH PORTFOLIO



SUBADVISER: Invesco Aim Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



PIONEER FUND PORTFOLIO*


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


*This portfolio is not available for investment prior to May 4, 2009.



T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


VAN KAMPEN COMSTOCK PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen


INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


VAN KAMPEN MID CAP GROWTH PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen


INVESTMENT OBJECTIVE: The Van Kampen Mid-Cap Growth Portfolio seeks capital appreciation.



METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. The following portfolios are available under the contract:

ARTIO INTERNATIONAL STOCK PORTFOLIO (CLASS B) (formerly Julius Baer International Stock Portfolio)


SUBADVISER: Artio Global Management, LLC (formerly Julius Baer Investment Management, LLC)


INVESTMENT OBJECTIVE: The Artio International Stock Portfolio seeks long-term growth of capital.


BLACKROCK BOND INCOME PORTFOLIO (CLASS B)



SUBADVISER: BlackRock Advisors, LLC



INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.


BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)*



SUBADVISER: BlackRock Advisors, LLC



INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.


*This portfolio is not available for investment prior to May 4, 2009.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


BLACKROCK STRATEGIC VALUE PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Strategic Value Portfolio seeks a high total return, consisting principally of captial appreciation.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L. P. may delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


JENNISON GROWTH PORTFOLIO (CLASS B)



SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.



LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B) (formerly Franklin Templeton Small Cap Growth Portfolio)


SUBADVISER: Loomis, Sayles & Company, L.P. (formerly Franklin Advisers, Inc.)


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)



SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.




T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)



SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.



T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS B)



SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Small Cap Growth Portfolio seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO (CLASS B)



SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management Strategic Bond Opportunities Portfolio seeks to maximize total return consistent with preservation of capital.


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)


PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:


HIGH YIELD PORTFOLIO


INVESTMENT OBJECTIVE: The High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.


LOW DURATION PORTFOLIO


INVESTMENT OBJECTIVE: The Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.



STOCKSPLUS (Reg. TM) GROWTH AND INCOME PORTFOLIO+



INVESTMENT OBJECTIVE: The StocksPLUS (Reg. TM) Growth and Income Portfolio seeks a total return which exceeds that of the S&P 500.



+ This portfolio is scheduled to be liquidated on or about July 17, 2009.



PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:


PUTNAM VT GROWTH AND INCOME FUND


INVESTMENT OBJECTIVE: The Fund seeks capital growth and current income.


PUTNAM VT VISTA FUND


INVESTMENT OBJECTIVE: The Fund seeks capital appreciation.


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)



In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:



METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.



METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.

MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)


In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:


AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Growth Allocation Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


6-MONTH EDCA


The following example demonstrates how the 6-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.




                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,041          $ 8,041
    3                                $2,000           $ 6,074          $ 6,074
    4*           $ 6,000             $3,000           $ 9,098          $ 3,098         $6,000
    5                                $3,000           $ 6,131          $   111         $6,020
    6                                $3,000           $ 3,151                0         $3,151
    7                                $3,000           $   161                0         $  161
    8                                $  162                 0                0              0



* At the beginning of the 4th month, a $6,000 purchase payment is added to the EDCA Account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,098 in the 1st Payment Bucket ($6,074 (1st Payment Bucket account value from the 3rd month) + $24 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,098). The total EDCA Account Value at the beginning of the 4th month is $9,098 ($3,098 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,098).

12-MONTH EDCA


The following example demonstrates how the 12-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.




                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,090          $20,090
    3                                $2,000           $18,171          $18,171
    4                                $2,000           $16,246          $16,246
    5                                $2,000           $14,312          $14,312
    6*     $12,000                   $3,000           $23,370          $11,370         $12,000
    7                                $3,000           $20,456          $ 8,416         $12,039
    8                                $3,000           $17,529          $ 5,451         $12,079
    9                                $3,000           $14,591          $ 2,473         $12,118
   10                                $3,000           $11,641                0         $11,641
   11                                $3,000           $ 8,679                0         $ 8,679
   12                                $3,000           $ 5,707                0         $ 5,707
   13                                $3,000           $ 2,726                0         $ 2,726
   14                                $2,735                 0                0               0



* At the beginning of the 6th month, a $12,000 purchase payment is added to the EDCA Account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,370 in the 1st Payment Bucket ($14,312 (1st Payment Bucket account value from the 5th month) + $58 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,370). The total EDCA Account Value at the beginning of the 6th month is $23,370 ($11,370 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,370).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first contract year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 6% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------



    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the account value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 account value by 10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). (If
      multiple withdrawals are made during a contract year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that contract year and there will be no dollar-for-dollar withdrawal adjustment for the contract year.) Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) THE 6% ANNUAL INCREASE AMOUNT



    Example
    -------


    Assume the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 6% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 6% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the owner's 90th birthday). At the tenth contract anniversary, when the owner is age 65, the 6% Annual Increase Amount is $179,085 ($100,000 increased by

     6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 6%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 6% a year adjusted for withdrawals and charges "the 6% Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 6% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 6% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






    (In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)


(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------



    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 6% Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the 6% Annual Increase Amount ($179,085) is used as the income base. The income base of $179,085 is applied to the GMIB Annuity Table. This yields annuity payments of $693 per month for life, with a minimum of 10 years guaranteed. (If the same owner were instead age 70, the income base of $179,085 would yield monthly payments of $793; if the owner were age 75, the income base of $179,085 would yield monthly payments of $919.)



    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the 6% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.



    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.



    3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;



   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;

   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.


The effect of the Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;



   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Reset is:


   (1) The 6% Annual Increase Amount automatically resets to the higher account value;



   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Reset;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note:



   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);


   (2) The GMIB Plus II rider charge remains at its current level; and



   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]









                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000





  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal on or after the date he or she reaches age 76, the

Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the account value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.



(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the account value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the account value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the account value is less than $214,500. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the

Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



I.   Enhanced GWB -  How the Optional Reset Works (may be elected prior to age
                                                                 86)


Assume that a contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).



The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.



The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000




J. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment



Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the account value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F


DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2009              $100,000
   B    Account Value                                 10/1/2010              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2010           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2011              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2011              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2011              $  9,000
   G    Percentage Reduction in Account               10/2/2011                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2011              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2011           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2011              $ 90,000
                                                                             (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/2/11 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2009              $100,000
   B    Account Value                                       10/1/2010              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2010           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2011              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2011              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2011              $  9,000
   G    Percentage Reduction in Account                     10/2/2011                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2011              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2011           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2011              $ 93,600
                                                                                   (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/2/11 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                               DATE                           AMOUNT
                                                   ----------------------------   ------------------------------
    A    Initial Purchase Payment                           10/1/2009             $100,000
    B    Account Value                              10/1/2010 (First Contract     $104,000
                                                          Anniversary)
   C1    Account Value (Highest Anniversary                 10/1/2010             $104,000
         Value)                                                                   (= greater of A and B)
   C2    5% Annual Increase Amount                          10/1/2010             $105,000
                                                                                  (= A x 1.05)
   C3    Death Benefit                                   As of 10/1/2010          $105,000
                                                                                  (= greater of C1 and C2)
    D    Account Value                             10/1/2011 (Second Contract     $ 90,000
                                                          Anniversary)
   E1    Highest Anniversary Value                          10/1/2011             $104,000
                                                                                  (= greater of C1 and D)
   E2    5% Annual Increase Amount                       As of 10/1/2011          $110,250
                                                                                  (= A x 1.05 x 1.05)
   E3    Death Benefit                                      10/1/2011             $110,250
                                                                                  (= greater of E1 and E2)
    F    Withdrawal                                         10/2/2011             $  9,000
    G    Percentage Reduction in Account                    10/2/2011                          10%
         Value                                                                    (= F/D)
    H    Account Value after Withdrawal                     10/2/2011             $ 81,000
                                                                                  (= D-F)
   I1    Highest Anniversary Value reduced for           As of 10/2/2011          $ 93,600
         Withdrawal                                                               (= E1-(E1 x G))
   I2    5% Annual Increase Amount reduced               As of 10/2/2011          $ 99,238
         for Withdrawal                                                             (= E2-(E2 x G). Note: E2
                                                                                       includes additional
                                                                                     day of interest at 5%)
   I3    Death Benefit                                      10/2/2011             $ 99,238
                                                                                  (= greatest of H, I1 and I2)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/02/11 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first contract year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase
  Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 6% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) THE 6% ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 6% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 6% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract owner's 90th birthday). At the tenth contract anniversary, when the contract owner is age 65, the 6% Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------



   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 6% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 6% per annum, until the contract anniversary on or following the contract owner's 90th birthday. The 6% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 6% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and account value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.



   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000).



   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------



   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and account value on the date the death benefit amount is determined).



(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the account value is $150,000 due to poor market performance. Because the 6% Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the 6% Annual Increase Amount ($179,085) is used as the death benefit base. Because the death benefit base ($179,085) is greater than the account value ($150,000), the death benefit base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The 6% Annual Increase Amount resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.

The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the account value is less than the 6% Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 6% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 6% Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 6% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The 6% Annual Increase Amount automatically resets to the higher account value; and


 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your account value is lower than your 6% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note the Enhanced Death Benefit rider charge remains at its current level.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                            METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS B




                                                                     MAY 1, 2009




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.




                               The annuity contract has 40 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 39 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.






AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2):

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A):


     BlackRock High Yield Portfolio

     BlackRock Large Cap Core Portfolio


     Clarion Global Real Estate Portfolio

     Dreman Small Cap Value Portfolio

     Lazard Mid Cap Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Templeton Growth Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Oppenheimer Capital Appreciation Portfolio


     PIMCO Inflation Protected Bond Portfolio


     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)

     Van Kampen Comstock Portfolio

     Van Kampen Mid Cap Growth Portfolio




METROPOLITAN SERIES FUND, INC.:

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio

         (Class A)

     BlackRock Money Market Portfolio (Class B)


     Davis Venture Value Portfolio (Class E)


     Loomis Sayles Small Cap Growth Portfolio (Class B)

         (formerly Franklin Templeton Small Cap Growth Portfolio)

     Met/Dimensional International Small Company Portfolio (Class B)

     MFS (Reg. TM) Total Return Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)




MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio




MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio




Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 73 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.




The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2009

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 17
     Market Timing...................... 17
2. PURCHASE............................. 18
     Purchase Payments.................. 18
     Termination for Low Account Value   18
  .
     Allocation of Purchase Payments.... 18
     Investment Allocation Restrictions
for Certain
       Riders........................... 19
     Free Look.......................... 21
     Accumulation Units................. 21
     Account Value...................... 22
     Replacement of Contracts........... 22
3. INVESTMENT OPTIONS................... 22
     Transfers.......................... 25
     Dollar Cost Averaging Programs..... 28
     Three Month Market Entry Program... 29
     Automatic Rebalancing Program...... 29
     Description of the MetLife Asset
Allocation
       Program.......................... 30
     Description of the Met/Franklin
Templeton
       Founding Strategy Portfolio...... 30
     Description of the SSgA ETF         30
  Portfolios  .
     Voting Rights...................... 31
     Substitution of Investment Options  31
  .
4. EXPENSES............................. 31
     Product Charges.................... 31
     Account Fee........................ 32
     Lifetime Income Solution and
Guaranteed
       Minimum Income Benefit - Rider    32
  Charge  .
     Guaranteed Withdrawal Benefit -     33
  Rider Charge  .
     Withdrawal Charge.................. 34
     Reduction or Elimination of the
Withdrawal
       Charge........................... 34
     Premium and Other Taxes............ 35
     Transfer Fee....................... 35
     Income Taxes....................... 35
     Investment Portfolio Expenses...... 35
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 36
     Annuity Date....................... 36
     Annuity Payments................... 36
     Annuity Options.................... 37


     Variable Annuity Payments.......... 38
     Fixed Annuity Payments............. 39
6. ACCESS TO YOUR MONEY................. 39
     Systematic Withdrawal Program...... 40
     Suspension of Payments or           40
  Transfers  .
7. LIVING BENEFITS...................... 40
     Overview of Living Benefit Riders   40
  .
     Guaranteed Income Benefits......... 41
     Description of LIS Plus............ 42
     Description of LIS................. 47
     Guaranteed Withdrawal Benefits..... 47
     Description of the Lifetime
Withdrawal Guarantee
       II............................... 49
     Description of the Lifetime
Withdrawal Guarantee
       I................................ 54
     Description of the Guaranteed
Withdrawal Benefit
       I................................ 55
8. PERFORMANCE.......................... 59
9. DEATH BENEFIT........................ 59
     Upon Your Death.................... 59
     Standard Death Benefit - Principal  59
  Protection  .
     Optional Death Benefit - Annual     60
  Step-Up  .
     Optional Death Benefit -            60
  Compounded-Plus  .
     Additional Death Benefit -
Earnings Preservation
       Benefit.......................... 61
     General Death Benefit Provisions... 62
     Spousal Continuation............... 62
     Death of the Annuitant............. 63
     Controlled Payout.................. 63
10. FEDERAL INCOME TAX STATUS........... 63
     Taxation of Non-Qualified           63
  Contracts  .
     Taxation of Qualified Contracts.... 65
     Puerto Rico Tax Considerations..... 69
     Tax Benefits Related to the Assets
of the Separate
       Account.......................... 69
     Possible Tax Law Changes........... 69
11. OTHER INFORMATION................... 69
     MetLife Investors.................. 69
     The Separate Account............... 70
     Distributor........................ 70
     Selling Firms...................... 70
     Requests and Elections............. 71
     Ownership.......................... 72
     Legal Proceedings.................. 73
     Financial Statements............... 73

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  73
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments
APPENDIX D.............................. D-1
     Description of GMIB................ D-1
APPENDIX E.............................. E-1
     Lifetime Income Solution Plus       E-1
  Examples  .
APPENDIX F.............................. F-1
     Guaranteed Withdrawal Benefit       F-1
  Examples  .
APPENDIX G.............................. G-1
     Death Benefit Examples............. G-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                            PAGE

Account Value............................................................ 22
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 21
Annual Benefit Payment..................................... 49 and 55
Annuitant................................................................ 72
Annuity Date............................................................. 36
Annuity Options.......................................................... 37
Annuity Payments......................................................... 36
Annuity Units............................................................ 36
Beneficiary.............................................................. 72
Benefit Base............................................................. 55
Business Day............................................................. 18
Fixed Account............................................................ 17
Good Order............................................................... 72
Guaranteed Withdrawal Amount............................................. 56
GWB Withdrawal Rate...................................................... 55
Income Base............................ 42 and Appendix D-1
Income Phase............................................................. 17
Investment Portfolios.................................................... 22
Joint Owners............................................................. 72
Owner.................................................................... 72
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 49
Separate Account......................................................... 70
Total Guaranteed Withdrawal Amount....................................... 49

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose optional death benefits and fixed and variable income options. You can also select the Lifetime Income Solution Plus (LIS Plus) rider or the guaranteed withdrawal benefit (GWB) rider.



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or you previously elected an LIS rider or the Guaranteed Minimum Income Benefit (GMIB) rider (see "Living Benefits - Guaranteed Income Benefits").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.



FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 709-2811


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)                7%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $0 (First 12 per year)
                                          $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            7

               1                            6
               2                            6
               3                            5
               4                            4
               5                            3
               6                            2
         7 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)




Mortality and Expense Charge**               1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.90%
  Death Benefits+


--------------------------------------------------------------------------------


Note 1. An Account Fee of $30 is charged on the last day of each contract year if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")



*Certain charges and expenses for contracts issued before May 1, 2004, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")



**We are waiving the following amount of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A).


+This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -

Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES*




LIFETIME INCOME SOLUTION (LIS) RIDER CHARGES
  LIS Plus Prior to Optional Step-Up     1.00% of the Income Base (Note 1)
  LIS Plus Upon Optional Step-Up         1.50% of the Income Base (Note 1)
  (maximum**)
  LIS                                    0.50% of the Income Base (Note 1)
GUARANTEED WITHDRAWAL BENEFIT I RIDER    0.25% of the Guaranteed Withdrawal Amount
CHARGE                                   (Note 2)



--------------------------------------------------------------------------------

*You may only elect one living benefit rider at a time. Certain riders are no longer available for sale. (See "Living Benefits.") Certain rider charges for contracts issued before February 24, 2009 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


**Certain rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")


Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base.


Note 2. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.

LIFETIME WITHDRAWAL GUARANTEE RIDER
CHARGES

  Lifetime Withdrawal Guarantee II         0.65% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.25% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum**)
  Lifetime Withdrawal Guarantee II         0.85% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.50% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum**)
  Lifetime Withdrawal Guarantee I          0.50% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee I          0.95% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum**)
  Lifetime Withdrawal Guarantee I          0.70% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee I          1.40% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum**)


--------------------------------------------------------------------------------


**Certain rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")


Note 3. The Total Guaranteed Withdawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount.

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.





                                        Minimum       Maximum
                                        ----          ----

Total Annual Investment Portfolio       0.58%         1.60%
  Operating Expenses (expenses
that are deducted from investment
portfolio assets, including
management fees, 12b-1/service fees,
  and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                              ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                         12B-1/                 FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT    SERVICE      OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES         FEES     EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ ----------- ---------- ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund         0.53%       0.25%       0.02%      0.00%      0.80%        0.00%        0.80%
 American Funds Global Small               0.71%       0.25%       0.03%      0.00%      0.99%        0.00%        0.99%
  Capitalization
 Fund
 American Funds Growth Fund                0.32%       0.25%       0.01%      0.00%      0.58%        0.00%        0.58%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio            0.60%       0.25%       0.09%      0.00%      0.94%        0.00%        0.94%
 BlackRock Large Cap Core Portfolio        0.58%       0.25%       0.04%      0.00%      0.87%        0.00%        0.87%
 Clarion Global Real Estate Portfolio      0.63%       0.25%       0.05%      0.00%      0.93%        0.00%        0.93%
 Dreman Small Cap Value Portfolio          0.79%       0.25%       0.12%      0.00%      1.16%        0.00%        1.16%
 Lazard Mid Cap Portfolio(1)               0.69%       0.25%       0.05%      0.00%      0.99%        0.00%        0.99%
 Lord Abbett Bond Debenture Portfolio      0.50%       0.25%       0.03%      0.00%      0.78%        0.00%        0.78%
 Lord Abbett Growth and Income Portfolio   0.50%       0.25%       0.03%      0.00%      0.78%        0.00%        0.78%
 Lord Abbett Mid Cap Value Portfolio(2)    0.68%       0.25%       0.07%      0.00%      1.00%        0.00%        1.00%
 Met/Franklin Mutual Shares Portfolio      0.80%       0.25%       0.55%      0.00%      1.60%        0.45%        1.15%
 Met/Templeton Growth Portfolio            0.70%       0.25%       0.59%      0.00%      1.54%        0.47%        1.07%
 MFS (Reg. TM) Emerging Markets Equity     0.98%       0.25%       0.15%      0.00%      1.38%        0.00%        1.38%
  Portfolio
 MFS (Reg. TM) Research International      0.70%       0.25%       0.06%      0.00%      1.01%        0.00%        1.01%
  Portfolio
 Oppenheimer Capital Appreciation          0.59%       0.25%       0.04%      0.00%      0.88%        0.00%        0.88%
  Portfolio
 PIMCO Inflation Protected Bond            0.49%       0.25%       0.04%      0.00%      0.78%        0.00%        0.78%
  Portfolio
 PIMCO Total Return Portfolio              0.48%       0.25%       0.05%      0.00%      0.78%        0.00%        0.78%
 Pioneer Fund Portfolio(3)(4)              0.70%       0.00%       0.29%      0.00%      0.99%        0.00%        0.99%
 Pioneer Strategic Income Portfolio        0.60%       0.00%       0.07%      0.00%      0.67%        0.00%        0.67%
 Van Kampen Comstock Portfolio             0.58%       0.25%       0.03%      0.00%      0.86%        0.00%        0.86%
 Van Kampen Mid Cap Growth Portfolio(5)    0.70%       0.25%       0.19%      0.00%      1.14%        0.00%        1.14%
METROPOLITAN SERIES FUND, INC.
 BlackRock Bond Income Portfolio           0.38%       0.25%       0.05%      0.00%      0.68%        0.01%        0.67%
 BlackRock Legacy Large Cap Growth         0.73%       0.00%       0.05%      0.00%      0.78%        0.01%        0.77%
 Portfolio
 BlackRock Money Market Portfolio(6)       0.32%       0.25%       0.02%      0.00%      0.59%        0.01%        0.58%
 Davis Venture Value Portfolio             0.70%       0.15%       0.03%      0.00%      0.88%        0.04%        0.84%
 Loomis Sayles Small Cap Growth            0.90%       0.25%       0.13%      0.00%      1.28%        0.06%        1.22%
  Portfolio
 Met/Dimensional International Small       0.82%       0.25%       0.44%      0.00%      1.51%        0.11%        1.40%
 Company Portfolio(7)
 MFS (Reg. TM) Total Return Portfolio      0.53%       0.25%       0.05%      0.00%      0.83%        0.00%        0.83%
 MFS (Reg. TM) Value Portfolio             0.72%       0.25%       0.08%      0.00%      1.05%        0.07%        0.98%
 Oppenheimer Global Equity Portfolio       0.52%       0.25%       0.09%      0.00%      0.86%        0.00%        0.86%

                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        PORTFOLIO
                                                                                                                        EXPENSES
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL    INCLUDING
                                                                                    FUND       ANNUAL      EXPENSE     EXPENSES OF
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     UNDERLYING
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   PORTFOLIOS
                                         ------------ --------------- ---------- ---------- ----------- ------------- ------------
MET INVESTORS SERIES TRUST -
 METLIFE ASSET ALLOCATION PROGRAM

 MetLife Defensive Strategy Portfolio(8)   0.08%        0.25%          0.02%      0.60%      0.95%       0.00%         0.95%
 MetLife Moderate Strategy Portfolio(8)    0.07%        0.25%          0.00%      0.63%      0.95%       0.00%         0.95%
 MetLife Balanced Strategy Portfolio(8)    0.06%        0.25%          0.00%      0.67%      0.98%       0.00%         0.98%
 MetLife Growth Strategy Portfolio(8)      0.06%        0.25%          0.00%      0.71%      1.02%       0.00%         1.02%
 MetLife Aggressive Strategy               0.09%        0.25%          0.01%      0.74%      1.09%       0.00%         1.09%
  Portfolio(8)
MET INVESTORS SERIES TRUST -
 FRANKLIN TEMPLETON ASSET ALLOCATION
 PORTFOLIO
 Met/Franklin Templeton Founding           0.05%        0.25%          0.08%      0.89%      1.27%       0.08%         1.19%
  Strategy
 Portfolio(9)
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF                0.33%        0.25%          0.08%      0.20%      0.86%       0.03%         0.83%
 Portfolio(2)(3)(10)
 SSgA Growth ETF Portfolio(1)(3)(10)       0.33%        0.25%          0.08%      0.21%      0.87%       0.03%         0.84%





The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2009, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2010 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2008.


(1) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.


(2) Other Expenses include 0.03% of deferred expense reimbursement from a prior period.


(3) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year.


(4) Other Expenses include 0.01% of deferred expense reimbursement from a prior period.


(5) Other Expenses include 0.08% of deferred expense reimbursement from a prior period.


(6) Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.


(7) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2009.


(8) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(9) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(10) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit - Earnings Preservation Benefit and the Lifetime Income Solution Plus rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,215      (a)$2,107      (a)$3,007      (a)$5,480
    minimum       (b)$1,114      (b)$1,811      (b)$2,530      (b)$4,614


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$515      (a)$1,567      (a)$2,647      (a)$5,480
    minimum       (b)$414      (b)$1,271      (b)$2,170      (b)$4,614


CHART 2. Chart 2 assumes that you do not select the optional death benefit riders, a Lifetime Income Solution rider or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:





                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$998      (a)$1,452      (a)$1,910      (a)$3,256
    minimum       (b)$896      (b)$1,146      (b)$1,401      (b)$2,248


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$298      (a)$912     (a)$1,550      (a)$3,256
    minimum       (b)$196      (b)$606     (b)$1,041      (b)$2,248




The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the year your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.



The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)



As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation (see "Death Benefit - Spousal Continuation"), are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.



o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial purchase payment we will accept is $2,000.



o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.



Once we receive your purchase payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or, if unable to obtain such instructions, we will return your purchase payment to you.



If you choose the LIS Plus rider, or if you chose the Lifetime Withdrawal Guarantee II rider, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."


If you choose the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, the Met/Franklin Templeton Founding Strategy Portfolio, the SSgA Growth and Income ETF Portfolio, the SSgA Growth ETF Portfolio, and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).



If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS



ALLOCATION. If you elect the LIS Plus or if you elected the Lifetime Withdrawal

Guarantee II, you must comply with certain investment allocation restrictions.

SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                                             ------



(A) You must allocate:



o 100% of your purchase payments or account value among the MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio and/or the fixed account


For contracts issued based on applications received before the close of the New York Stock Exchange on May 1, 2009, the following investment portfolios are also available under option (A): the MetLife Growth Strategy Portfolio and the Met/Franklin Templeton Founding Strategy Portfolio.



OR


(B) You must allocate:



o AT LEAST 30% of purchase payments or account value to Platform 1 portfolios and/or to the fixed account;


o  UP TO 70% of purchase payments or account value to Platform 2 portfolios;



o  UP TO 15% of purchase payments or account value to Platform 3 portfolios;
     and


o  UP TO 15% of purchase payments or account value to Platform 4 portfolios.



For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or
                                          ------------
account value to Platform 1 portfolios and/or to the fixed account and you may allocate up to 85% of purchase payments or account value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).

(See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B).)



The investment options in each Platform are:


Platform 1
----------



     BlackRock Bond Income Portfolio


     BlackRock Money Market Portfolio


     PIMCO Inflation Protected Bond Portfolio+


     PIMCO Total Return Portfolio


Platform 2
----------


     American Funds Global Growth Fund

     American Funds Growth Fund


     BlackRock High Yield Portfolio+

     BlackRock Large Cap Core Portfolio+

     BlackRock Legacy Large Cap Growth Portfolio+


     Davis Venture Value Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     Met/Templeton Growth Portfolio

     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MFS (Reg. TM) Research International Portfolio

     MFS (Reg. TM) Total Return Portfolio

     MFS (Reg. TM) Value Portfolio

     Oppenheimer Capital Appreciation Portfolio

     Oppenheimer Global Equity Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio


     SSgA Growth and Income ETF Portfolio+

     SSgA Growth ETF Portfolio+


     Van Kampen Comstock Portfolio


Platform 3
----------


     Lazard Mid Cap Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Van Kampen Mid Cap Growth Portfolio


Platform 4
----------


     American Funds Global Small Capitalization Portfolio

     Clarion Global Real Estate Portfolio

     Dreman Small Cap Value Portfolio


     Loomis Sayles Small Cap Growth Portfolio

     Met/Dimensional International Small Company Portfolio+


     MFS (Reg. TM) Emerging Markets Equity Portfolio



+ These portfolios are not available for investment prior to May 4, 2009.



YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new purchase payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your account value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your account value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your account value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your account value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for purchase payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an account value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 39 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the adviser to the subadvisers.)



Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.


We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend

(including through inclusion of portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of account value to such investment portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information -

Distributor.")



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers on May 1, 2009.) MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:


     BlackRock High Yield Portfolio+

     BlackRock Large Cap Core Portfolio+


     Clarion Global Real Estate Portfolio

     Dreman Small Cap Value Portfolio

     Lazard Mid Cap Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Franklin Mutual Shares Portfolio


     Met/Templeton Growth Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Oppenheimer Capital Appreciation Portfolio


     PIMCO Inflation Protected Bond Portfolio+


     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)

     Van Kampen Comstock Portfolio

     Van Kampen Mid Cap Growth Portfolio



+ These portfolios are not available for investment prior to May 4, 2009.



METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio

         (Class A)+

     BlackRock Money Market Portfolio (Class B)


     Davis Venture Value Portfolio (Class E)


     Loomis Sayles Small Cap Growth Portfolio (Class B)

         (formerly Franklin Templeton Small Cap Growth Portfolio)

     Met/Dimensional International Small Company Portfolio (Class B)+

     MFS (Reg. TM) Total Return Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)


+ These portfolios are not available for investment prior to May 4, 2009.




MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:


     Met/Franklin Templeton Founding Strategy Portfolio




MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     SSgA Growth and Income ETF Portfolio+

     SSgA Growth ETF Portfolio+


+ These portfolios are not available for investment prior to May 4, 2009.



TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -

Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the LIS Plus, Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


o  The credited interest rate is equal to the guaranteed minimum rate;


o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the BlackRock High Yield Portfolio, the Clarion Global Real Estate Portfolio, the Dreman Small Cap Value Portfolio, the Lord Abbett Bond Debenture Portfolio, the Met/Templeton Growth Portfolio, the MFS (Reg. TM) Emerging Markets Equity Portfolio, the MFS (Reg. TM) Research International Portfolio, the Pioneer Strategic Income Portfolio, the Loomis Sayles Small Cap Growth Portfolio, the Met/Dimensional International Small Company Portfolio, and the Oppenheimer Global Equity Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.


The two dollar cost averaging programs are:


1.    STANDARD DOLLAR COST AVERAGING (DCA)

     This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.


You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the LIS Plus rider or the Lifetime Withdrawal Guarantee II rider.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple purchase payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. If you have selected the LIS Plus rider or the Lifetime Withdrawal

Guarantee II rider, the fixed account is available for automatic rebalancing.



EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Van Kampen Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Van Kampen Mid Cap Growth Portfolio to increase those holdings to 60%.


DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM



The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.



METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives and policies, MetLife Advisers' investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, MetLife Advisers will evaluate each portfolio's target allocation between equity and fixed income securities, including the allocation among sub-classes of these asset classes, based on the portfolio's risk profile. At the same time, MetLife Advisers will also consider whether to make changes to each portfolio's underlying investment portfolio target. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying investment portfolios, which may assist MetLife Advisers in determining the underlying investment portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying investment portfolios. MetLife Advisers is responsible for paying the consulting fees.


DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by Franklin Templeton, which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio. MetLife Advisers is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. MetLife Advisers will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying investment portfolios in which it invests.)


DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.


Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large-, mid- and small-capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' sub-adviser, establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other things, the historical performance of each ETF and/or asset class, future risk/

return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income and cash/cash equivalents including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)



VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).




MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each investment portfolio.



This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.



DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:




      Annual Step-Up Death Benefit         0.20  %
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25  %


* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each investment portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


LIFETIME INCOME SOLUTION AND GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE



We offer a Lifetime Income Solution (LIS) rider that provides a guaranteed minimum income benefit. There are two different versions of the Lifetime Income Solution under this contract: the LIS Plus and the LIS. Please check with your registered representative regarding whether the LIS Plus is available in your state. Sales of the LIS are suspended until further notice, effective for applications and necessary paperwork received on and after May 4, 2009.


If you select the LIS Plus rider, we will assess a charge during the accumulation phase equal to 1.00% of the income base (see "Living Benefits - Guaranteed Income Benefits" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the LIS Plus rider, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%), or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. For contracts issued prior to February 24, 2009 for which the LIS Plus was elected, the rider charge equals 0.80% of the income base.


If you selected the LIS rider, we assess a charge during the accumulation phase equal to 0.50% of the income base.


For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB). If you selected the GMIB rider, we assess a charge during the accumulation period equal to 0.35% of the income base.

(See Appendix D for a discussion of how the income base for the GMIB rider is calculated at the time the rider charge is assessed.)


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.



GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE



We offer an optional Guaranteed Withdrawal Benefit (GWB) that you can select when you purchase the contract. There are three different versions of the GWB under this contract: the Guaranteed Withdrawal Benefit I (GWB I), the Lifetime Withdrawal Guarantee I (LWG I), and the Lifetime Withdrawal Guarantee II (LWG
II). Please check with your registered representative regarding whether the GWB I is available in your state. The LWG I and LWG II riders are no longer available for purchase.


If you elect the GWB I rider, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -

Description of GWB I").


If you elected the LWG I or LWG II riders, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The GWB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.


If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of such change. If a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of the rider, a pro rata portion of the rider charge will not be assessed based on the period from the most recent contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the rider charge to the Lifetime Withdrawal Guarantee I rider charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge of 1.25% (Single Life version) or 1.50% (Joint Life version), or
(b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


If the GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of GWB I") equals zero. If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -
Description of the Lifetime Withdrawal Guarantee" below) equals zero.



WITHDRAWAL CHARGE



We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:



1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then


2.    The free withdrawal amount described below; then


3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.


A withdrawal charge will be assessed if prior purchase payments are withdrawn pursuant to a request to divide the assets of a contract due to divorce.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7

  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating LIS or GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your joint owner exits the nursing home or hospital. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)



TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).



When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us, subject to restrictions that may apply in your state.


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as the Lifetime Income Solution, the Guaranteed Minimum Income Benefit, or a Guaranteed Withdrawal Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider, and any Guaranteed Principal Adjustment (for the LIS Plus or Lifetime Withdrawal Guarantee riders) that may also be provided by the rider.



ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.



A transfer during the income phase from a variable annuity payment option to a fixed annuity payment option may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change, unless you make a transfer from a variable annuity payment option to the fixed annuity payment that causes the fixed annuity payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.



Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS



The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.

FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.





6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata LIS, GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). If you purchase the optional GWB rider, you may also elect to receive payments under the Systematic Withdrawal Program on an annual basis. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS



We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of living benefit riders - guaranteed income benefits and guaranteed withdrawal benefits:



Guaranteed Income Benefits
--------------------------


o  Lifetime Income Solution Plus (LIS Plus)


o  Lifetime Income Solution (LIS)


Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------



o  Guaranteed Withdrawal Benefit I (GWB I)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Lifetime Withdrawal Guarantee II (LWG II)



The GWB I rider is designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider.



With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.



GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are two different versions of the Lifetime Income Solution under this contract: LIS Plus and LIS. LIS is no longer available for sale, effective for contracts based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009.



(For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB), which is described in Appendix D to this prospectus.)



Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and a GWB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.



FACTS ABOUT THE LIFETIME INCOME SOLUTION RIDERS


INCOME BASE AND LIS ANNUITY PAYMENTS. Under all versions of the LIS, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the LIS rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative LIS Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).



THE LIS ANNUITY TABLE. The LIS Annuity Table is specified in the rider. For LIS Plus in contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus in contracts issued before February 24, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For LIS Plus, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise an LIS rider, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the LIS Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive annuity payments as guaranteed under an LIS rider, you may elect any of the annuity options available under the contract.



OWNERSHIP. If you, the owner, are a natural person, you must also be the annuitant. If a non-natural person owns the contract, then the annuitant will be considered the owner in determining the income base and LIS annuity payments. If joint owners are named, the age of the older joint owner will be used to determine the income base and LIS annuity payments.



LIS, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The LIS may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the LIS Plus, after an Optional Step-Up) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the LIS. You should consult your tax adviser prior to electing the LIS or LIS Plus rider.



Additionally, the LIS is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The LIS benefit may not be exercised until 10 years after purchase (and, for the LIS Plus, after an Optional Step-Up), and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.



(See Appendix E for examples of the LIS riders.)


DESCRIPTION OF LIS PLUS



In states where approved, the version of the LIS Plus described below is available for contracts issued based on applications and necessary information that we receive in good order at our Annuity Service Center on and after May 4, 2009. In order for us to issue you the previous version of this rider (that has different features), we must receive your application and necessary information at our Annuity Service Center, in good order, before the close of the New York Stock Exchange on May 1, 2009.


In states where approved, the LIS Plus rider is available only for owners up through age 78, and you can only elect the LIS Plus at the time you purchase the contract. THE LIS PLUS MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.



INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:



    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary prior to the owner's 91st birthday and 0% thereafter; and



    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or



         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.



(See section (1) of Appendix E for examples of the calculation of the withdrawal adjustment.)


In determining the LIS Plus annuity income, an amount equal to an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.



OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE LIS PLUS RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.



You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the LIS Plus rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.



The Optional Step-Up:




(1) resets the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;




(2) resets the LIS Plus waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and




(3) may reset the LIS Plus rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.



On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LIS Plus, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the LIS Plus, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.



GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving LIS Plus payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, LIS Plus may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LIS Plus for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus investment allocation restrictions, described above, will no longer apply.


EXERCISING THE LIS PLUS RIDER. If you exercise the LIS Plus, you must elect to receive annuity payments under one of the following fixed annuity options:



(1)    Life annuity with 5 years of annuity payments guaranteed.




(2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")



These options are described in the contract and the LIS Plus rider.



The LIS Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For LIS Plus, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



If you exercise the LIS Plus, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the LIS Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the LIS Plus produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



The LIS Plus payout rates are enhanced under the following circumstances.


If:


o  you begin withdrawals on or after your 62nd birthday;


o your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the LIS Plus rider will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).


Alternatively, if:


o  you begin withdrawals on or after your 60th birthday;


o your account value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the LIS Plus rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).

If you choose not to receive annuity payments as guaranteed under the LIS Plus, you may elect any of the annuity options available under the contract.


TERMINATING THE LIS PLUS RIDER. Except as otherwise provided in the LIS Plus rider, the LIS Plus will terminate upon the earliest of:



    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base);



    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the LIS Plus;


    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;



    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures;



    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract, subject to our administrative procedures.


When the LIS Plus rider terminates, the corresponding LIS Plus rider charge terminates and the LIS Plus investment allocation restrictions no longer apply.




For contracts issued from February 24, 2009 through May 1, 2009, the following
---------------------------------------------------------------
differences apply:


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year.


(3) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(5) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(6) The LIS payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


For contracts issued before February 24, 2009, differences (1) through (4)
---------------------------------------------
above apply, and the following replaces differences (5) and (6):


(5) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(6) The LIS payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.



(See Appendix E for examples illustrating the operation of the LIS Plus.)


DESCRIPTION OF LIS



The LIS rider is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009. In states where approved, the LIS was available only for owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.



The LIS is otherwise identical to the LIS Plus, with the following exceptions:


(1) The additional charge for the LIS is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of LIS Plus" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such contract year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.



(5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(6) The LIS Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7)    The following replaces termination provision a), above:



    The 30th day following the contract anniversary on or following your 85th birthday.



(8)    The following replaces termination provision d), above:



    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.



(9)    The following replaces termination provision e), above:



    A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.



(10)    Termination provisions f) and g), above, do not apply.


(11) There are no limitations to how you may allocate your purchase payments and account value among the investment portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



(See Appendix E for examples illustrating the operation of the LIS.)


GUARANTEED WITHDRAWAL BENEFITS



We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are three guaranteed withdrawal benefit riders under this contract: Guaranteed Withdrawal Benefit I (GWB I), Lifetime Withdrawal Guarantee I (LWG I), and Lifetime Withdrawal Guarantee II (LWG II). Please check with your registered representative regarding whether the GWB I rider is available in your state. The LWG I and LWG II riders are no longer available for sale.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)



If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81. There may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and an LIS rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.



FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the GWB I rider, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee riders, cannot be taken as a lump sum. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.") Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE

(OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


Note that the GWB I rider is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.


(See Appendix F for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE ENTIRE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCED THE ACCOUNT VALUE. WE REFER TO THIS TYPE OF WITHDRAWAL AS AN EXCESS WITHDRAWAL.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). IF, HOWEVER, YOU TAKE AN EXCESS WITHDRAWAL, THEN WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCES THE ACCOUNT VALUE.


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal

Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero. This means if your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal on or after the date you reach age 76, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG II rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the LWG II rider. Also, income amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the LWG II rider. (See "Federal Income Tax Status - Withdrawals.")



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have made an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL ON OR AFTER THE DATE YOU REACH AGE 76).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT,

ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal on or after the date you reach age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).



The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the date you reach age 76); and




o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.




REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT

ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 80 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract owner died (or before the first joint owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract owner, or oldest joint owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);



(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value and your contract is thereby terminated (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);



(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or



(8) the date you assign your contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed).



Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the owner or joint owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.



Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the LWG II rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I



The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining

Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.



COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from
                                                      ------
the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).



AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each contract anniversary prior to the owner's 86th birthday.

RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


(1)    MetLife Defensive Strategy Portfolio


(2)    MetLife Moderate Strategy Portfolio


(3)    MetLife Balanced Strategy Portfolio


(4)    MetLife Growth Strategy Portfolio


(5)    Met/Franklin Templeton Founding Strategy Portfolio



(6)    SSgA Growth and Income ETF Portfolio+


(7)    SSgA Growth ETF Portfolio+


(8)    BlackRock Money Market Portfolio


+ These portfolios are not available for investment prior to May 4, 2009.


You may also elect to participate in the DCA or EDCA programs, provided that your destination investment portfolios are one or more of the above listed investment portfolios.



DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial purchase payment. Your Benefit Base will change with each purchase payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment;


o  Increased by each subsequent purchase payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your account value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals overtime. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (5%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals (including any applicable withdrawal charge) during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, since the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess

Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your account value;


(2) the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the GWB rider charge from your account value (whatever account value is available will be applied to pay the annual GWB rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) for any reason;

(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner or joint owner (or the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) dies while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire account value to an annuity option, we will not deduct the GWB rider charge from your account value after we deduct the charge on the effective date of the cancellation or the application of your account value to an annuity option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your account value to an annuity option.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the GWB I rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

SUMMARY OF LIVING BENEFIT RIDERS


The chart below summarizes certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.*





                                                            INCOME
                                                          GUARANTEE
                                                           LIS PLUS
 LIFETIME INCOME                                Yes (after waiting period)
 BENEFIT RIDER INVOLVES ANNUITIZATION                      Yes
 WITHDRAWALS PERMITTED/1/                         Prior to annuitization
 WAITING PERIOD                           Must wait 10 years to annuitize under
                                         rider; Optional Step-Up restarts waiting
                                        period; withdrawals available immediately
 RESET/STEP-UP                                             Yes
 MAY INVEST IN VARIABLE INVESTMENT                Prior to annuitization
 OPTIONS
 INVESTMENT ALLOCATION                                     Yes
 REQUIREMENTS
 ABILITY TO CANCEL RIDER                  Yes, after 10 years, can take lump-sum
                                             option under the GPO provisions
 DEATH BENEFIT                            Prior to annuitization, contract death
                                                    benefit available/2/
 CURRENT RIDER CHARGES/3/                                 1.00%



                                                           WITHDRAWAL
                                                            GUARANTEE
                                                              GWB I
 LIFETIME INCOME                                             No
 BENEFIT RIDER INVOLVES ANNUITIZATION                        No
 WITHDRAWALS PERMITTED/1/                                    Yes
 WAITING PERIOD                                             None
 RESET/STEP-UP                                               No
 MAY INVEST IN VARIABLE INVESTMENT                           Yes
 OPTIONS
 INVESTMENT ALLOCATION                                       No
 REQUIREMENTS
 ABILITY TO CANCEL RIDER                   Yes, within 90 days after 5th contract
                                                         anniversary
 DEATH BENEFIT                          Ability to receive Benefit Base in series of
                                         payments instead of contract death benefit
 CURRENT RIDER CHARGES/3/                                   0.25%


--------


* For descriptions of the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders, which are no longer available for sale, and the LIS rider, which is no longer available for sale as of May 4, 2009, please see "Living Benefits" above.



(1) Withdrawals will reduce the living and death benefits and account value.


(2) If the contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "Annuity Payments" and the rider descriptions for more information.



(3) Certain rider charges may increase upon an Optional Step-Up. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than the account value. For example, the charge for the LIS Plus rider is 1.00% of the income base. See the Expenses section and the individual rider descriptions for more information.

8. PERFORMANCE



We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the investment portfolio expenses.



For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.



We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.



You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider or the Compounded-Plus Death Benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:

(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



(See Appendix G for examples of the Principal Protection death benefit rider.)



OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix G for examples of the Annual Step-Up death benefit rider.)



OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the account value; or



(2)    the greater of (a) or (b) below:



    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).



(See Appendix G for examples of the Compounded-Plus death benefit rider.)



ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


                               Benefit Percentage



   Issue Age               Percentage
----------------------

   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the beneficiary at the end of the 60 day period.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount

(depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2009, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA

(other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2009. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 will require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects, including a proposed prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.



SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.



SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.



OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")



The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuitized payments under your contract. The required minimum distribution rules are complex, so consult with your tax advisor before waiving your 2009 required minimum distribution payment.



Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES



Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.



We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.


11. OTHER INFORMATION

METLIFE INVESTORS



MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New Hampshire and New York.


For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.


We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the American Funds Global Growth Fund for the services it provides in marketing the Fund's shares in connection with the contract.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2008, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Requests for service may be made:

o  Through your registered representative


o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.



A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm

     Additional Information


     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2008. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1





                                    1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/13/2006                             to  12/31/2006       25.235947         26.149010           861.5671
   01/01/2007                             to  12/31/2007       26.149010         29.641952        11,517.4827
   01/01/2008                             to  12/31/2008       29.641952         18.025780        41,611.8524
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       32.313630         16.369128        10,521.5477
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008      172.887356        100.034860         5,404.8232
=============                            ==== ==========      ==========        ==========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2006                             to  12/31/2006       17.006765         18.820644        24,080.0341
   01/01/2007                             to  12/31/2007       18.820644         19.012256        43,957.9671
   01/01/2008                             to  12/31/2008       19.012256         10.823399        38,964.7134
=============                            ==== ==========      ==========        ==========       ============
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.214073          9.419490       154,187.2780
=============                            ==== ==========      ==========        ==========       ============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.316852          9.879708         2,385.3885
=============                            ==== ==========      ==========        ==========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.746898         15.756529       131,278.2056
   01/01/2008                             to  12/31/2008       15.756529          9.595726       153,906.5093
=============                            ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.771613         14.819977         7,447.7792
  01/01/2005    to  12/31/2005       14.819977         16.060762        11,015.6011
  01/01/2006    to  12/31/2006       16.060762         18.171642        28,486.8134
  01/01/2007    to  04/27/2007       18.171642         19.761608             0.0000
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.410889         12.093953           906.7515
  01/01/2007    to  04/27/2007       12.093953         13.363463             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.137459         17.204948       322,326.4646
  01/01/2005    to  12/31/2005       17.204948         17.236958       733,629.4070
  01/01/2006    to  12/31/2006       17.236958         18.571397       713,747.7129
  01/01/2007    to  12/31/2007       18.571397         19.530893       703,520.1220
  01/01/2008    to  12/31/2008       19.530893         15.691614       632,855.7845
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.332467         13.946009        82,299.7824
  01/01/2005    to  12/31/2005       13.946009         14.309969       297,990.1396
  01/01/2006    to  12/31/2006       14.309969         16.209510       334,199.4330
  01/01/2007    to  04/27/2007       16.209510         17.276167             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       43.242312         47.937816       319,167.2202
  01/01/2005    to  12/31/2005       47.937816         48.925372       506,616.8607
  01/01/2006    to  12/31/2006       48.925372         56.884355       514,776.6184
  01/01/2007    to  12/31/2007       56.884355         58.235221       457,225.7942
  01/01/2008    to  12/31/2008       58.235221         36.597630       428,888.4437
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.314331         23.683379       199,496.7021
  01/01/2005    to  12/31/2005       23.683379         25.259591       540,973.0597
  01/01/2006    to  12/31/2006       25.259591         27.970108       559,924.2700
  01/01/2007    to  12/31/2007       27.970108         27.772461       532,439.9537
  01/01/2008    to  12/31/2008       27.772461         16.783283       498,570.9496
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.332467         13.946009           82,299.7824
   01/01/2005                             to  12/31/2005       13.946009         14.309969          297,990.1396
   01/01/2006                             to  12/31/2006       14.309969         16.209510          334,199.4330
   01/01/2007                             to  04/27/2007       16.209510         17.276167                0.0000
=============                            ==== ==========       =========         =========        ==============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   04/30/2007                             to  12/31/2007       15.763356         16.500598                0.0000
   01/01/2008                             to  12/31/2008       16.500598          9.341744                0.0000
=============                            ==== ==========       =========         =========        ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008        9.998575          6.604697           70,591.0452
=============                            ==== ==========       =========         =========        ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008        9.998575          7.038489          417,605.7008
=============                            ==== ==========       =========         =========        ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008        9.998575          6.573813            5,776.5837
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.520511          6.206168          212,896.0530
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.755208         11.208267          444,669.7857
   01/01/2005                             to  12/31/2005       11.208267         12.880848          666,038.5383
   01/01/2006                             to  12/31/2006       12.880848         16.092474          603,044.2186
   01/01/2007                             to  12/31/2007       16.092474         17.994629          432,768.7608
   01/01/2008                             to  12/31/2008       17.994629         10.236813          413,505.8768
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        7.962826          8.651885          466,380.4449
   01/01/2006                             to  12/31/2006        8.651885          9.190873          614,895.6744
   01/01/2007                             to  12/31/2007        9.190873         10.367771          537,140.6796
   01/01/2008                             to  12/31/2008       10.367771          5.532204          510,814.1805
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.676306         12.110712          749,670.7222
   01/01/2005                             to  12/31/2005       12.110712         12.223413        1,536,060.8230
   01/01/2006                             to  12/31/2006       12.223413         12.611070        1,628,841.7989
   01/01/2007                             to  12/31/2007       12.611070         13.388910        1,122,424.5428
   01/01/2008                             to  12/31/2008       13.388910         13.269677        1,836,957.9602
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.664335         15.152734          104,369.7194
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 PIONEER FUND SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       18.457266         19.948784              656.7938
   01/01/2007                             to  12/31/2007       19.948784         20.675226            1,840.8951
   01/01/2008                             to  12/31/2008       20.675226         13.706280            3,276.8055
=============                            ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       18.351894         19.075652              154.3586
   01/01/2007                             to  12/31/2007       19.075652         20.079392            1,103.7190
   01/01/2008                             to  12/31/2008       20.079392         17.690409            1,724.1334
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        9.998932         10.482927          508,181.0815
   01/01/2006                             to  12/31/2006       10.482927         12.009028          730,654.8911
   01/01/2007                             to  12/31/2007       12.009028         11.557695          586,576.6897
   01/01/2008                             to  12/31/2008       11.557695          7.311136          582,309.5651
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        8.812961          9.792630           42,069.6855
   01/01/2005                             to  12/31/2005        9.792630         10.109348           86,145.9725
   01/01/2006                             to  12/31/2006       10.109348         10.814428          118,068.5387
   01/01/2007                             to  12/31/2007       10.814428         13.180398          140,614.3685
   01/01/2008                             to  12/31/2008       13.180398          6.927322          125,380.9788
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       45.981915         46.209352           88,287.5867
   01/01/2006                             to  12/31/2006       46.209352         47.501189          122,438.4329
   01/01/2007                             to  12/31/2007       47.501189         49.707922           77,243.1931
   01/01/2008                             to  12/31/2008       49.707922         47.265989           72,186.6628
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.982136         10.094014           64,483.2823
   01/01/2006                             to  12/31/2006       10.094014         10.417463          273,210.8711
   01/01/2007                             to  12/31/2007       10.417463         10.777221          517,884.4061
   01/01/2008                             to  12/31/2008       10.777221         10.914141        1,219,381.8091
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.999714          9.965778           73,780.4515
   01/01/2005                             to  04/30/2005        9.965778          9.982068                0.0000
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.632445         11.417835         144,395.5413
  01/01/2005    to  12/31/2005       11.417835         11.891041         368,533.7917
  01/01/2006    to  12/31/2006       11.891041         12.892189         440,098.8173
  01/01/2007    to  12/31/2007       12.892189         12.683697         422,392.8319
  01/01/2008    to  12/31/2008       12.683697          7.460889         388,134.6867
============   ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.953016         16.069205           2,027.5711
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.077739         11.934370         940,538.8111
  01/01/2005    to  12/31/2005       11.934370         12.974739       1,627,919.1262
  01/01/2006    to  12/31/2006       12.974739         14.652624       1,684,434.1394
  01/01/2007    to  12/31/2007       14.652624         15.103332       1,289,026.3185
  01/01/2008    to  12/31/2008       15.103332          9.025430       1,272,192.9266
============   ==== ==========       =========         =========       ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       11.631007         11.251048         214,120.8363
  01/01/2008    to  12/31/2008       11.251048          6.517750         218,660.9626
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.787225         11.764232         523,923.8640
  01/01/2006    to  12/31/2006       11.764232         11.905780         613,743.0869
  01/01/2007    to  12/31/2007       11.905780         13.089520         417,221.2410
  01/01/2008    to  12/31/2008       13.089520          8.198138         409,304.1269
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.242724          4.432154          66,699.8018
  01/01/2005    to  04/30/2005        4.432154          4.077964             122.6102
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       37.396362         40.689761          28,439.7743
  01/01/2005    to  12/31/2005       40.689761         41.310730         110,864.8135
  01/01/2006    to  12/31/2006       41.310730         45.644853         128,873.5002
  01/01/2007    to  12/31/2007       45.644853         46.907209         131,177.4256
  01/01/2008    to  12/31/2008       46.907209         35.952599         122,762.3213
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.139546         11.263068           3,172.7078
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.483434         16.974149           14,665.2965
  01/01/2006    to  12/31/2006       16.974149         19.495245           32,764.3849
  01/01/2007    to  12/31/2007       19.495245         20.447007           35,283.3058
  01/01/2008    to  12/31/2008       20.447007         11.996626           37,678.4671
============   ==== ==========       =========         =========       ===============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.035463         13.280968           45,450.4162
  01/01/2005    to  12/31/2005       13.280968         13.831712          153,803.4383
  01/01/2006    to  12/31/2006       13.831712         16.226421          191,567.9772
  01/01/2007    to  12/31/2007       16.226421         16.526295          194,003.6416
  01/01/2008    to  12/31/2008       16.526295         11.232259          168,819.5194
============   ==== ==========       =========         =========       ===============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       45.386183         49.298756            1,604.2332
  01/01/2005    to  12/31/2005       49.298756         51.208076            3,670.0390
  01/01/2006    to  12/31/2006       51.208076         58.591262            3,903.9825
  01/01/2007    to  12/31/2007       58.591262         54.338029            6,999.5712
  01/01/2008    to  12/31/2008       54.338029         32.878766            6,193.7395
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.473677         13.070727          654,091.7300
  01/01/2007    to  12/31/2007       13.070727         13.273444          668,628.8654
  01/01/2008    to  12/31/2008       13.273444          7.754319        2,713,302.4580
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.531194         12.152378        3,752,281.9320
  01/01/2007    to  12/31/2007       12.152378         12.580234        5,298,829.1487
  01/01/2008    to  12/31/2008       12.580234          8.451645       12,103,070.9155
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.649911         11.183762          188,059.5845
  01/01/2007    to  12/31/2007       11.183762         11.691964          800,555.5716
  01/01/2008    to  12/31/2008       11.691964          9.157310        1,459,289.2595
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.150898         12.813215        4,559,281.4958
  01/01/2007    to  12/31/2007       12.813215         13.241565        7,008,703.4306
  01/01/2008    to  12/31/2008       13.241565          8.120740       14,788,093.7682
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.061525         11.630632         1,141,012.3178
  01/01/2007    to  12/31/2007       11.630632         12.192163         2,292,187.4525
  01/01/2008    to  12/31/2008       12.192163          8.854726         3,036,575.9505
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/13/2006                             to  12/31/2006       23.831437         24.675030             0.0000
   01/01/2007                             to  12/31/2007       24.675030         27.802896         1,235.2419
   01/01/2008                             to  12/31/2008       27.802896         16.805776         1,606.6364
=============                            ==== ==========      ==========         =========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       30.431408         15.352892             0.0000
=============                            ==== ==========      ==========         =========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008      149.491833         86.145837             0.0000
=============                            ==== ==========      ==========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2006                             to  12/31/2006       16.705508         18.413863         2,128.7603
   01/01/2007                             to  12/31/2007       18.413863         18.489436         4,096.4406
   01/01/2008                             to  12/31/2008       18.489436         10.462470         4,366.4327
=============                            ==== ==========      ==========         =========       ============
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       16.806356          9.158910        89,617.4257
=============                            ==== ==========      ==========         =========       ============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.079996          9.664542             0.0000
=============                            ==== ==========      ==========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.191695         15.202206       127,382.0185
   01/01/2008                             to  12/31/2008       15.202206          9.202464       115,726.8586
=============                            ==== ==========      ==========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.172147         14.068303           401.1172
   01/01/2005                             to  12/31/2005       14.068303         15.155264           787.0106
   01/01/2006                             to  12/31/2006       15.155264         17.044858         1,149.0406
   01/01/2007                             to  04/27/2007       17.044858         18.500037             0.0000
=============                            ==== ==========      ==========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       11.340238         11.971352             0.0000
   01/01/2007                             to  04/27/2007       11.971352         13.202176             0.0000
=============                            ==== ==========      ==========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.871678         16.854422         627,149.8832
  01/01/2005    to  12/31/2005       16.854422         16.785051         418,969.1869
  01/01/2006    to  12/31/2006       16.785051         17.976644         377,830.9449
  01/01/2007    to  12/31/2007       17.976644         18.791730         338,864.3287
  01/01/2008    to  12/31/2008       18.791730         15.007127         285,692.9253
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.258171         13.806983           5,254.4936
  01/01/2005    to  12/31/2005       13.806983         14.082815          16,636.9849
  01/01/2006    to  12/31/2006       14.082815         15.857066          18,021.5275
  01/01/2007    to  04/27/2007       15.857066         16.867533               0.0000
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       42.529947         46.960946         344,306.4949
  01/01/2005    to  12/31/2005       46.960946         47.642491         292,601.0808
  01/01/2006    to  12/31/2006       47.642491         55.062441         288,901.2803
  01/01/2007    to  12/31/2007       55.062441         56.030968         250,298.3204
  01/01/2008    to  12/31/2008       56.030968         35.000435         223,483.9704
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.513349         22.659271          23,695.7471
  01/01/2005    to  12/31/2005       22.659271         24.023204          60,536.7173
  01/01/2006    to  12/31/2006       24.023204         26.442364          57,941.7117
  01/01/2007    to  12/31/2007       26.442364         26.097573          49,377.7355
  01/01/2008    to  12/31/2008       26.097573         15.676284          33,622.7596
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.258171         13.806983           5,254.4936
  01/01/2005    to  12/31/2005       13.806983         14.082815          16,636.9849
  01/01/2006    to  12/31/2006       14.082815         15.857066          18,021.5275
  01/01/2007    to  04/27/2007       15.857066         16.867533               0.0000
============   ==== ==========       =========         =========         ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       14.706516         15.332447               0.0000
  01/01/2008    to  12/31/2008       15.332447          8.628179               0.0000
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          6.577412           1,004.1733
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          7.009436           5,864.3866
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          6.546666             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.358987          6.107034        39,072.7258
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.594492         10.979856       426,569.1466
  01/01/2005    to  12/31/2005       10.979856         12.543118       342,726.8846
  01/01/2006    to  12/31/2006       12.543118         15.577096       310,122.8863
  01/01/2007    to  12/31/2007       15.577096         17.313567       278,333.0576
  01/01/2008    to  12/31/2008       17.313567          9.790126       216,465.2524
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.784877          8.424977       892,127.0772
  01/01/2006    to  12/31/2006        8.424977          8.892595       910,892.6432
  01/01/2007    to  12/31/2007        8.892595          9.975273       808,015.5291
  01/01/2008    to  12/31/2008        9.975273          5.290726       694,795.5012
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.483951         11.863917       812,494.9265
  01/01/2005    to  12/31/2005       11.863917         11.902882       646,631.6028
  01/01/2006    to  12/31/2006       11.902882         12.207117       585,550.2474
  01/01/2007    to  12/31/2007       12.207117         12.882116       542,542.4162
  01/01/2008    to  12/31/2008       12.882116         12.690839       525,723.3894
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       13.976263         14.394588        13,064.1492
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.150191         18.462497             0.0000
  01/01/2007    to  12/31/2007       18.462497         19.019708             0.0000
  01/01/2008    to  12/31/2008       19.019708         12.532986             0.0000
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.434985         18.050638             0.0000
  01/01/2007    to  12/31/2007       18.050638         18.886190             0.0000
  01/01/2008    to  12/31/2008       18.886190         16.539335         1,356.7035
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438         10.440811        40,290.3754
  01/01/2006    to  12/31/2006       10.440811         11.889440        89,322.9589
  01/01/2007    to  12/31/2007       11.889440         11.373762        97,140.7244
  01/01/2008    to  12/31/2008       11.373762          7.151498       121,874.5307
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        8.644194          9.566957            2,507.1453
   01/01/2005                             to  12/31/2005        9.566957          9.817471            5,352.2827
   01/01/2006                             to  12/31/2006        9.817471         10.439526            7,508.5029
   01/01/2007                             to  12/31/2007       10.439526         12.646969            8,794.8730
   01/01/2008                             to  12/31/2008       12.646969          6.606950            7,438.5680
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       40.369489         40.408096           11,468.5021
   01/01/2006                             to  12/31/2006       40.408096         41.289976           10,950.3513
   01/01/2007                             to  12/31/2007       41.289976         42.948359            3,865.0606
   01/01/2008                             to  12/31/2008       42.948359         40.593524            6,242.2139
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.759091          9.829291          137,056.0915
   01/01/2006                             to  12/31/2006        9.829291         10.083745          359,479.0254
   01/01/2007                             to  12/31/2007       10.083745         10.369242          711,766.0045
   01/01/2008                             to  12/31/2008       10.369242         10.437994        1,031,846.0712
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.834948          9.762657           93,724.0831
   01/01/2005                             to  04/30/2005        9.762657          9.759505                0.0000
=============                            ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       10.505123         11.236317            8,070.8003
   01/01/2005                             to  12/31/2005       11.236317         11.632206           17,634.9674
   01/01/2006                             to  12/31/2006       11.632206         12.536329           23,604.9966
   01/01/2007                             to  12/31/2007       12.536329         12.259389           25,047.0725
   01/01/2008                             to  12/31/2008       12.259389          7.167903           19,566.9589
=============                            ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.251352         15.265149              162.0794
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                             to  12/31/2004       10.895264         11.691186        1,119,896.1890
   01/01/2005                             to  12/31/2005       11.691186         12.634573        1,066,833.8705
   01/01/2006                             to  12/31/2006       12.634573         14.183373        1,089,614.0542
   01/01/2007                             to  12/31/2007       14.183373         14.531708          927,884.0979
   01/01/2008                             to  12/31/2008       14.531708          8.631580          803,874.2632
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       11.219625         10.809461        30,828.6918
  01/01/2008    to  12/31/2008       10.809461          6.224256        16,448.9207
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.621932         11.519694       397,023.3546
  01/01/2006    to  12/31/2006       11.519694         11.588731       361,058.9605
  01/01/2007    to  12/31/2007       11.588731         12.664321       327,248.8920
  01/01/2008    to  12/31/2008       12.664321          7.884117       283,363.5454
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.141757          4.309501         6,360.6321
  01/01/2005    to  04/30/2005        4.309501          3.957356             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       33.766553         36.594443         2,118.7586
  01/01/2005    to  12/31/2005       36.594443         36.931300         5,010.3349
  01/01/2006    to  12/31/2006       36.931300         40.562578         5,855.1558
  01/01/2007    to  12/31/2007       40.562578         41.433691         5,898.2124
  01/01/2008    to  12/31/2008       41.433691         31.566599         5,639.6123
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.219753         10.578000             0.0000
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.790599         16.098065         1,422.2099
  01/01/2006    to  12/31/2006       16.098065         18.378755         2,839.0222
  01/01/2007    to  12/31/2007       18.378755         19.160064         3,908.5093
  01/01/2008    to  12/31/2008       19.160064         11.173950         3,300.1700
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.962766         13.148348         3,113.5850
  01/01/2005    to  12/31/2005       13.148348         13.611929         7,628.0895
  01/01/2006    to  12/31/2006       13.611929         15.873366         9,619.8455
  01/01/2007    to  12/31/2007       15.873366         16.069469         9,265.9035
  01/01/2008    to  12/31/2008       16.069469         10.856102         8,543.4217
============   ==== ==========       =========         =========       ============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       41.168501         44.539971           189.3916
  01/01/2005    to  12/31/2005       44.539971         45.989065           254.7930
  01/01/2006    to  12/31/2006       45.989065         52.305969           461.1372
  01/01/2007    to  12/31/2007       52.305969         48.217079         1,810.8653
  01/01/2008    to  12/31/2008       48.217079         28.999605           461.1372
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.362703         12.903002         982,017.6110
  01/01/2007    to  12/31/2007       12.903002         13.024293         602,080.7795
  01/01/2008    to  12/31/2008       13.024293          7.562984         697,793.0189
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.428580         11.996419       4,321,235.4166
  01/01/2007    to  12/31/2007       11.996419         12.344089       4,364,179.2308
  01/01/2008    to  12/31/2008       12.344089          8.243149       4,541,863.6196
============   ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.555116         11.040211       1,598,217.3594
  01/01/2007    to  12/31/2007       11.040211         11.472478       1,714,054.4038
  01/01/2008    to  12/31/2008       11.472478          8.931449       1,403,709.0740
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.042783         12.648785       4,554,633.4817
  01/01/2007    to  12/31/2007       12.648785         12.993010       4,817,668.7273
  01/01/2008    to  12/31/2008       12.993010          7.920380       4,797,079.0199
============   ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.963078         11.481355       1,827,127.5085
  01/01/2007    to  12/31/2007       11.481355         11.963296       2,290,443.2291
  01/01/2008    to  12/31/2008       11.963296          8.636307       2,087,657.5302
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds ("AIM V.I."): AIM V.I. International Growth Fund (Series I) (closed effective May 1,
2002); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1, 2004) and Templeton Growth Securities Fund (Class 2) (closed effective April 28, 2008); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1,
2003), for contracts issued prior to May 1, 2002, Lord Abbett Growth and Income Portfolio (Class A) (closed effective May 1, 2004), and Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006); (d) Metropolitan Series Fund, Inc.: Artio International Stock Portfolio (formerly Julius Baer International Stock Portfolio and previously FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003),
T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and Jennison Growth Portfolio (closed effective May 1, 2005); (e) Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) and Putnam VT Equity Income Fund (closed effective April 28, 2008).


Effective as of April 28, 2003, the following investment portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Metropolitan Series Fund,
Inc.: T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Metropolitan Series Fund, Inc.: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class
B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following investment portfolios were merged: Met Investors Series Trust: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio; and Met Investors Series Trust: J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Metropolitan Series Fund, Inc.: Met/Putnam Voyager Portfolio merged into Metropolitan Series Fund, Inc.: Jennison Growth Portfolio; and Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio.



Effective as of May 1, 2006, Metropolitan Series Fund, Inc.: MFS (Reg. TM) Investors Trust Series (closed effective May 1, 2003) merged into Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B).



Effective as of April 30, 2007, the following investment portfolios were merged: (a) approximately 65% of Met Investors Series Trust: Lord Abbett America's Value Portfolio (Class B) of merged into Met Investors Series Trust:
Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B); (b) Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B);

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


and (c) Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Metropolitan Series Fund, Inc.: BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class A).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2)


American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks capital appreciation through stocks.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)



Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. (Met Investors Advisory, LLC the former investment manager of Met Investors Series Trust, merged into MetLife Advisers, LLC on May 1, 2009.) Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class A portfolios are available under the contract:


BLACKROCK HIGH YIELD PORTFOLIO+


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


BLACKROCK LARGE CAP CORE PORTFOLIO+


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.



CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: ING Clarion Real Estate Securities L.P.


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.


DREMAN SMALL CAP VALUE PORTFOLIO


SUBADVISER: Dreman Value Management, LLC


INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.


LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC


INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.


MET/TEMPLETON GROWTH PORTFOLIO


SUBADVISER: Templeton Global Advisors Limited


INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.



PIMCO INFLATION PROTECTED BOND PORTFOLIO+


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.



PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


VAN KAMPEN COMSTOCK PORTFOLIO



SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


VAN KAMPEN MID CAP GROWTH PORTFOLIO



SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen



INVESTMENT OBJECTIVE: The Van Kampen Mid Cap Growth Portfolio seeks capital appreciation.



+These portfolios are not available for investment prior to May 4, 2009.


METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. The following portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO (CLASS B)



SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.



BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)+



SUBADVISER: BlackRock Advisors, LLC



INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.



During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.



LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B) (formerly Franklin Templeton Small Cap Growth Portfolio)


SUBADVISER: Loomis, Sayles & Company, L.P. (formerly Franklin Advisers, Inc.)


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)+


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS B)



SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.



MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)



SUBADVISER: Massachusetts Financial Services Company



INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)



SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.



+These portfolios are not available for investment prior to May 4, 2009.



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.

MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)



In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by Met Investors Advisory, LLC is also available under the contract:



MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio seeks capital appreciation and secondarily seeks income.


MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by Met Investors Advisory, LLC are also available under the contract:


SSGA GROWTH AND INCOME ETF PORTFOLIO+


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO+


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.


+These portfolios are not available for investment prior to May 4, 2009.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


6-MONTH EDCA


The following example demonstrates how the 6-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.




                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,041          $ 8,041
    3                                $2,000           $ 6,074          $ 6,074
    4*           $ 6,000             $3,000           $ 9,098          $ 3,098         $6,000
    5                                $3,000           $ 6,131          $   111         $6,020
    6                                $3,000           $ 3,151                0         $3,151
    7                                $3,000           $   161                0         $  161
    8                                $  162                 0                0              0



* At the beginning of the 4th month, a $6,000 purchase payment is added to the EDCA Account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,098 in the 1st Payment Bucket ($6,074 (1st Payment Bucket account value from the 3rd month) + $24 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,098). The total EDCA Account Value at the beginning of the 4th month is $9,098 ($3,098 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,098).

12-MONTH EDCA


The following example demonstrates how the 12-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.




                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,090          $20,090
    3                                $2,000           $18,171          $18,171
    4                                $2,000           $16,246          $16,246
    5                                $2,000           $14,312          $14,312
    6*     $12,000                   $3,000           $23,370          $11,370         $12,000
    7                                $3,000           $20,456          $ 8,416         $12,039
    8                                $3,000           $17,529          $ 5,451         $12,079
    9                                $3,000           $14,591          $ 2,473         $12,118
   10                                $3,000           $11,641                0         $11,641
   11                                $3,000           $ 8,679                0         $ 8,679
   12                                $3,000           $ 5,707                0         $ 5,707
   13                                $3,000           $ 2,726                0         $ 2,726
   14                                $2,735                 0                0               0



* At the beginning of the 6th month, a $12,000 purchase payment is added to the EDCA Account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,370 in the 1st Payment Bucket ($14,312 (1st Payment Bucket account value from the 5th month) + $58 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,370). The total EDCA Account Value at the beginning of the 6th month is $23,370 ($11,370 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,370).

APPENDIX D

DESCRIPTION OF GMIB

The Guaranteed Minimum Income Benefit (GMIB) rider was only offered under the contracts prior to July 1, 2002. If you elected the GMIB under your contract, you may not terminate it. You may exercise the GMIB after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The "Highest Anniversary Value" is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or


         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.


(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.


THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB RIDER.


OWNERSHIP. While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the income base and GMIB payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.


EXERCISING THE GMIB RIDER. When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:


o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or


o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:



o The date you elect to receive annuity payments either under the GMIB rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your account value;

     o Death of the owner or death of the annuitant if a non-natural person owns the contract; or


o  Change of the owner, for any reason, unless we otherwise agree.


MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event the GMIB rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB rider.


When the GMIB rider terminates, the corresponding GMIB rider charge terminates.

APPENDIX E


LIFETIME INCOME SOLUTION PLUS EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Income Solution Plus. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT



    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the LIS Plus is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the LIS Plus is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 account value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a contract year -

     for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that contract year and there will be no dollar-for-dollar withdrawal adjustment for the contract year.) Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

     (Based on the date a contract was issued with the LIS Plus rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.")


(2) THE 5% ANNUAL INCREASE AMOUNT



    Example
    -------



    Assume the owner of the contract is a male, age 55 at issue, and he elects the LIS Plus rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the owner's 91st birthday). At the tenth contract anniversary, when the owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]








    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the LIS Plus Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS PAYMENT AND THE CHARGE FOR THE BENEFIT.




[GRAPHIC APPEARS HERE]








    (In contrast to the LIS Plus rider, for the LIS rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)


(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the LIS Plus rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the LIS Plus rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the LIS Plus Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------



    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the LIS Plus rider at the tenth contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the LIS Plus Annuity Table. This yields annuity payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $673; if the owner were age 75, the income base of $162,889 would yield monthly payments of $785.)



    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS PAYMENT AND THE CHARGE FOR THE BENEFIT.



    Graphic Example
    ---------------



    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the LIS Plus may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (In contrast to the LIS Plus, the LIS may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]









    With the LIS Plus, the income base is applied to special, conservative LIS
      Plus annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the LIS Plus, you will have paid for the LIS Plus although it was never used.



[GRAPHIC APPEARS HERE]








(5) THE GUARANTEED PRINCIPAL OPTION - LIS PLUS


    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.


    2) The LIS Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.


    3) LIS Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.



[GRAPHIC APPEARS HERE]








    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

LIS PLUS



Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.



The effect of the Optional Reset is:



   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus is reset to 10 years from the first contract anniversary;

   (3) The LIS Plus rider charge is reset to the fee we charge new contract owners for the same LIS Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.



The effect of the Optional Reset is:



   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus is reset to 10 years from the second contract anniversary;



   (3) The LIS Plus rider charge is reset to the fee we charge new contract owners for the same LIS Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



The effect of each Optional Reset is:



   (1) The 5% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus is reset to 10 years from the date of the Optional Reset;



   (3) The LIS Plus rider charge is reset to the fee we charge new contract owners for the same LIS Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.



The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the LIS Plus remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);



   (2) The LIS Plus rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]









                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000





  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal on or after the date he or she reaches age 76, the

Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the account value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the account value is less than $214,500. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D.   How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second purchase payment) and b) $4,250 (5% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $5,000.


F.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the

     Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $85,000 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your account value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX G

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, and the Compounded-Plus death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2009              $100,000
   B    Account Value                                 10/1/2010              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2010           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2011              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2011              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2011              $  9,000
   G    Percentage Reduction in Account               10/2/2011                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2011              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2011           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2011              $ 90,000
                                                                             (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/2/11 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2009              $100,000
   B    Account Value                                       10/1/2010              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2010           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2011              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2011              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2011              $  9,000
   G    Percentage Reduction in Account                     10/2/2011                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2011              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2011           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2011              $ 93,600
                                                                                   (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/2/11 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                               DATE                           AMOUNT
                                                   ----------------------------   ------------------------------
    A    Initial Purchase Payment                           10/1/2009             $100,000
    B    Account Value                              10/1/2010 (First Contract     $104,000
                                                          Anniversary)
   C1    Account Value (Highest Anniversary                 10/1/2010             $104,000
         Value)                                                                   (= greater of A and B)
   C2    5% Annual Increase Amount                          10/1/2010             $105,000
                                                                                  (= A x 1.05)
   C3    Death Benefit                                   As of 10/1/2010          $105,000
                                                                                  (= greater of C1 and C2)
    D    Account Value                             10/1/2011 (Second Contract     $ 90,000
                                                          Anniversary)
   E1    Highest Anniversary Value                          10/1/2011             $104,000
                                                                                  (= greater of C1 and D)
   E2    5% Annual Increase Amount                       As of 10/1/2011          $110,250
                                                                                  (= A x 1.05 x 1.05)
   E3    Death Benefit                                      10/1/2011             $110,250
                                                                                  (= greater of E1 and E2)
    F    Withdrawal                                         10/2/2011             $  9,000
    G    Percentage Reduction in Account                    10/2/2011                          10%
         Value                                                                    (= F/D)
    H    Account Value after Withdrawal                     10/2/2011             $ 81,000
                                                                                  (= D-F)
   I1    Highest Anniversary Value reduced for           As of 10/2/2011          $ 93,600
         Withdrawal                                                               (= E1-(E1 x G))
   I2    5% Annual Increase Amount reduced               As of 10/2/2011          $ 99,238
         for Withdrawal                                                             (= E2-(E2 x G). Note: E2
                                                                                       includes additional
                                                                                     day of interest at 5%)
   I3    Death Benefit                                      10/2/2011             $ 99,238
                                                                                  (= greatest of H, I1 and I2)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/02/11 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                      METLIFE INVESTORS INSURANCE COMPANY


                         CLASS VA, CLASS AA AND CLASS B


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2009, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2009.


SAI-0509MOVAAAB

TABLE OF CONTENTS                                                         PAGE



COMPANY.................................     2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     2
ADDITIONAL INFORMATION..................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
     Reduction or Elimination of the         5
  Withdrawal Charge  .
CALCULATION OF PERFORMANCE INFORMATION       5
  .
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
     Legal or Regulatory Restrictions        8
  on Transactions  .
TAX STATUS OF THE CONTRACTS.............     8
CONDENSED FINANCIAL INFORMATION.........    10
     Class VA...........................    10
     Class AA...........................    56
     Class B............................   150
FINANCIAL STATEMENTS....................   206

COMPANY


MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2008, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2008, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.


We are licensed to do business in the District of Columbia and all states except New Hampshire and New York.


We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.



The financial statements of MetLife Investors Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP, is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.



The consolidated financial statements of General American Life Insurance Company and subsidiaries (the "Guarantor") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Guarantor changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP, is 201 East Kennedy Boulevard, Tampa, Florida 33602-5827.



The consolidated financial statements, and the related financial statement schedules, incorporated in this Statement of Additional Information by reference from the MetLife, Inc. and subsidiaries' ("MetLife") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2008, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which (1) express an unqualified opinion on the consolidated financial statements and financial statement schedules and include an explanatory paragraph regarding changes in MetLife's method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007, and (2) express an unqualified opinion on MetLife's effectiveness of internal control over financial reporting), which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.






ADDITIONAL INFORMATION

As noted above in the "The Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents which have been filed with the SEC, which means that these documents are legally a part of this Statement of Additional Information:


The consolidated financial statements and financial schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, filed on March 2, 2009 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.


You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.





CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION


Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2006             $77,984,153              $0
2007             $93,514,576              $0
2008             $85,020,359              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2008 ranged from $36,007 to $3,967,156. The amount of commissions paid to selected selling firms during 2008 ranged from $631,496 to $30,520,896. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2008 ranged from $667,503 to $34,015,296. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company and MetLife Investors USA Insurance Company).


The following list sets forth the names of selling firms that received additional compensation in 2008 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.



A.G. Edwards & Sons, Inc.

Commonwealth
Edward Jones

J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger

RBC Wealth Management

Stifel, Nicolaus & Company, Incorporated
UBS Financial Services

Wachovia Securities, LLC


As described in "Investment Options" in the prospectus, certain investment portfolios offered in the contracts compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. These payments are based on a percentage of assets allocated to the portfolio. Pursuant to agreements with A.G. Edwards & Sons, Inc. ("A.G. Edwards"), we pay to them a percentage amount equal to all or a portion of these payments, and we pay similar percentage fees on assets allocated to certain portfolios of affiliated investment portfolios. As a result of these arrangements, A.G. Edwards may have an incentive to recommend to its customers the purchase of the contract for which we pay amounts with respect to the investment portfolios. The fees may vary from investment portfolio to portfolio and they may be significant. It is conceivable that A.G. Edwards may have an incentive to recommend to customers, in connection with the A.G. Edwards asset allocation program, that they allocate purchase payments and account value to the investment portfolios that result in payment of amounts or payment of higher amounts. During 2008, the percentage fees ranged from 0.05% to 0.25%. For more information about the nature and extent of these fees, you should ask your A.G. Edwards registered representative.


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including certain death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge are currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return
  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.


Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuitized payments under your contract. The required minimum distribution rules are complex, so consult with your tax adviser before waiving your 2009 required minimum distribution payment.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2008. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.


CLASS VA





                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.008465          7.011667         109,776.8648
=============                            ==== ==========       =========         =========       ==============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.038464          8.952370           1,463.5345
=============                            ==== ==========       =========         =========       ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008        9.998466          6.359814          86,154.4539
=============                            ==== ==========       =========         =========       ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008        9.988466          5.759683           6,724.7554
=============                            ==== ==========       =========         =========       ==============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.088462          6.054941           9,100.9693
=============                            ==== ==========       =========         =========       ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.018465          7.685380          78,370.5567
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       16.813285         12.577648             699.9205
=============                            ==== ==========       =========         =========       ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.998849         12.833645          74,005.9376
   01/01/2005                             to  12/31/2005       12.833645         14.337160       1,826,252.7164
   01/01/2006                             to  12/31/2006       14.337160         19.451786       1,361,142.4992
   01/01/2007                             to  12/31/2007       19.451786         16.301648         962,662.9505
   01/01/2008                             to  12/31/2008       16.301648          9.375546         898,902.5035
=============                            ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998849         11.971801           68,164.9092
  01/01/2005    to  12/31/2005       11.971801         13.285850           50,550.9383
  01/01/2006    to  12/31/2006       13.285850         15.157506           52,152.0936
  01/01/2007    to  12/31/2007       15.157506         15.408438           39,968.1001
  01/01/2008    to  12/31/2008       15.408438          9.712362           32,345.9546
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.935611               10.0000
  01/01/2002    to  12/31/2002       10.935611          8.832552           41,692.4244
  01/01/2003    to  12/31/2003        8.832552         11.755482          329,047.0448
  01/01/2004    to  12/31/2004       11.755482         13.970748          278,119.0263
  01/01/2005    to  12/31/2005       13.970748         15.738453          235,955.9499
  01/01/2006    to  12/31/2006       15.738453         19.997636          207,240.0193
  01/01/2007    to  12/31/2007       19.997636         19.497553          151,971.3724
  01/01/2008    to  12/31/2008       19.497553         11.365303          136,861.5043
============   ==== ==========       =========         =========        ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.991234              107.4006
  01/01/2002    to  12/31/2002       10.991234          9.665975           51,553.2813
  01/01/2003    to  12/31/2003        9.665975         12.026501          215,051.0711
  01/01/2004    to  12/31/2004       12.026501         13.566810          112,538.9080
  01/01/2005    to  12/31/2005       13.566810         14.456870           93,011.5484
  01/01/2006    to  12/31/2006       14.456870         16.348558          151,224.2132
  01/01/2007    to  12/31/2007       16.348558         15.683126          238,549.1532
  01/01/2008    to  12/31/2008       15.683126          9.541425          224,016.7438
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001                          7.308054               10.0000
  01/01/2002    to  12/31/2002        7.308054          5.200438          163,356.3641
  01/01/2003    to  12/31/2003        5.200438          6.712800          499,474.0790
  01/01/2004    to  12/31/2004        6.712800          7.177933        6,485,668.7830
  01/01/2005    to  12/31/2005        7.177933          8.039394        5,443,794.3614
  01/01/2006    to  12/31/2006        8.039394          7.790114        4,535,165.1771
  01/01/2007    to  12/31/2007        7.790114          7.855354        3,569,204.5839
  01/01/2008    to  12/31/2008        7.855354          4.720908        3,194,091.4869
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.247260         10.625522                0.0000
  01/01/2006    to  12/31/2006       10.625522         11.167932        2,202,980.2348
  01/01/2007    to  12/31/2007       11.167932         10.361388        1,673,293.9561
  01/01/2008    to  12/31/2008       10.361388          4.636803        1,882,751.0198
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988849         10.339483                0.0000
  01/01/2007    to  12/31/2007       10.339483         13.034716            6,056.4294
  01/01/2008    to  12/31/2008       13.034716          7.806924            1,767.5427
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001                         13.978494          427,018.4732
  01/01/2002    to  12/31/2002       13.978494         13.705136        1,393,924.5153
  01/01/2003    to  12/31/2003       13.705136         16.103871        2,032,567.5116
  01/01/2004    to  12/31/2004       16.103871         17.176230        1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230         17.191034        3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034         18.503458        2,724,436.6780
  01/01/2007    to  12/31/2007       18.503458         19.439891        2,385,792.5670
  01/01/2008    to  12/31/2008       19.439891         15.602834        1,972,521.5350
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001                         41.392944          684,910.9575
  01/01/2002    to  12/31/2002       41.392944         33.421284        1,901,887.6773
  01/01/2003    to  12/31/2003       33.421284         43.085314        2,623,558.9144
  01/01/2004    to  12/31/2004       43.085314         47.857828        3,301,798.7060
  01/01/2005    to  12/31/2005       47.857828         48.795052        3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052         56.676303        2,604,255.8159
  01/01/2007    to  12/31/2007       56.676303         57.963907        2,274,885.1085
  01/01/2008    to  12/31/2008       57.963907         36.390485        1,902,966.3943
============   ==== ==========       =========         =========        ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.410560         16.742026        1,991,599.9433
============   ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.852311              101.7956
  01/01/2002    to  12/31/2002       11.852311          8.472945          100,576.3890
  01/01/2003    to  12/31/2003        8.472945         11.602508          251,984.0484
  01/01/2004    to  12/31/2004       11.602508         12.176705          222,465.2874
  01/01/2005    to  12/31/2005       12.176705         13.000440        2,020,100.7834
  01/01/2006    to  12/31/2006       13.000440         14.638413        1,486,644.8875
  01/01/2007    to  12/31/2007       14.638413         16.031837        1,056,076.1624
  01/01/2008    to  12/31/2008       16.031837          9.685902          952,948.0137
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998466          6.600141           31,595.2696
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998466          7.033638            4,497.7500
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001                          8.065922              474.1758
  01/01/2002    to  12/31/2002        8.065922          6.298411           67,255.8145
  01/01/2003    to  12/31/2003        6.298411          7.722500          129,839.2155
  01/01/2004    to  11/19/2004        7.722500          7.933271           98,582.4984
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988849         10.478532           37,972.1461
  01/01/2007    to  12/31/2007       10.478532         14.115716           36,878.6990
  01/01/2008    to  12/31/2008       14.115716          6.189533        1,102,739.6876
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001                          8.381159            1,897.7385
  01/01/2002    to  12/31/2002        8.381159          7.289280          169,447.2031
  01/01/2003    to  12/31/2003        7.289280          9.491245          391,993.5801
  01/01/2004    to  12/31/2004        9.491245         11.189560        2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560         12.850864        3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864         16.047013        2,795,017.9181
  01/01/2007    to  12/31/2007       16.047013         17.934775        2,133,704.5264
  01/01/2008    to  12/31/2008       17.934775         10.197634        1,899,633.7142
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001                          8.466912            5,396.7401
  01/01/2002    to  12/31/2002        8.466912          6.283863          353,728.6374
  01/01/2003    to  12/31/2003        6.283863          7.964318          954,155.5766
  01/01/2004    to  12/31/2004        7.964318          8.356218        1,766,428.8260
  01/01/2005    to  12/31/2005        8.356218          8.628835        1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835          9.157247        1,425,858.4507
  01/01/2007    to  12/31/2007        9.157247         10.319460        1,164,149.7768
  01/01/2008    to  12/31/2008       10.319460          5.500886        1,031,663.6827
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.435925          373,281.0023
  01/01/2004    to  12/31/2004       10.435925         11.217736          323,231.2589
  01/01/2005    to  12/31/2005       11.217736         11.215657          249,551.0117
  01/01/2006    to  12/31/2006       11.215657         11.102944          181,125.3837
  01/01/2007    to  12/31/2007       11.102944         12.129906          157,140.9999
  01/01/2008    to  12/31/2008       12.129906         11.136801          124,055.7089
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001                         10.536235            4,043.6868
  01/01/2002    to  12/31/2002       10.536235         11.355362        1,422,743.2633
  01/01/2003    to  12/31/2003       11.355362         11.679662        4,213,613.6020
  01/01/2004    to  12/31/2004       11.679662         12.090485        8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485         12.190831        8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831         12.564918        6,897,540.2797
  01/01/2007    to  12/31/2007       12.564918         13.326509        4,996,074.1802
  01/01/2008    to  12/31/2008       13.326509         13.194597        4,115,797.8116
============   ==== ==========       =========         =========        ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565560          9.983869            7,478.8783
  01/01/2008    to  12/31/2008        9.983869          5.728987            9,409.2988
============   ==== ==========       =========         =========        ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001                          6.093409            1,206.5909
  01/01/2002    to  12/31/2002        6.093409          2.960358           38,949.8836
  01/01/2003    to  12/31/2003        2.960358          4.599830           93,607.8383
  01/01/2004    to  12/31/2004        4.599830          4.340121          133,296.5977
  01/01/2005    to  12/31/2005        4.340121          4.751414           97,427.3833
  01/01/2006    to  12/31/2006        4.751414          4.936039           92,977.5223
  01/01/2007    to  12/31/2007        4.936039          6.401365           86,017.4130
  01/01/2008    to  12/31/2008        6.401365          3.506238           79,034.9855
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.405270          8.571201          716,367.7513
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.782527          7.858087          361,516.5487
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001                          8.236645            2,342.3926
  01/01/2002    to  12/31/2002        8.236645          4.545270          267,097.9707
  01/01/2003    to  12/31/2003        4.545270          6.124338        1,964,182.1293
  01/01/2004    to  12/31/2004        6.124338          7.115346        3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346          8.043025        3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025          8.420410        2,544,871.5675
  01/01/2007    to  12/31/2007        8.420410          9.767155        1,555,557.4566
  01/01/2008    to  12/31/2008        9.767155          5.802712        1,368,774.0508
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.232502         104,943.1029
  01/01/2003    to  12/31/2003        8.232502         11.480838         384,019.0128
  01/01/2004    to  12/31/2004       11.480838         14.321488         434,544.6311
  01/01/2005    to  12/31/2005       14.321488         16.308935         459,884.6753
  01/01/2006    to  12/31/2006       16.308935         18.194563         431,706.3766
  01/01/2007    to  12/31/2007       18.194563         17.398251         329,685.5289
  01/01/2008    to  12/31/2008       17.398251         12.039391         293,653.6606
============   ==== ==========       =========         =========       ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998849         11.115049          58,953.3770
  01/01/2005    to  12/31/2005       11.115049         12.205834          36,182.3091
  01/01/2006    to  12/31/2006       12.205834         12.767461          29,030.8175
  01/01/2007    to  12/31/2007       12.767461         15.629122          30,567.2481
  01/01/2008    to  12/31/2008       15.629122          7.967778          26,551.8349
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998849         10.475896         751,080.0917
  01/01/2006    to  12/31/2006       10.475896         11.989012         861,814.3818
  01/01/2007    to  12/31/2007       11.989012         11.526833         562,462.6008
  01/01/2008    to  12/31/2008       11.526833          7.284283         479,137.1863
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.962131         10.067108         652,838.7189
  01/01/2006    to  12/31/2006       10.067108         10.379339       1,054,558.9146
  01/01/2007    to  12/31/2007       10.379339         10.726990       1,479,458.9527
  01/01/2008    to  12/31/2008       10.726990         10.852384       2,369,639.8651
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  08/01/2001    to  12/31/2001                         10.154282         279,466.3573
  01/01/2002    to  12/31/2002       10.154282         10.122875         703,780.8875
  01/01/2003    to  12/31/2003       10.122875         10.025490         721,421.2419
  01/01/2004    to  12/31/2004       10.025490          9.949131         552,205.4002
  01/01/2005    to  04/30/2005        9.949131          9.962144               0.0000
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  08/01/2001    to  12/31/2001                         10.156586            7,447.8775
  01/01/2002    to  12/31/2002       10.156586          8.357717          735,007.2177
  01/01/2003    to  12/31/2003        8.357717         10.774657        3,185,276.8997
  01/01/2004    to  12/31/2004       10.774657         11.914458        5,312,009.6480
  01/01/2005    to  12/31/2005       11.914458         12.940186        4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186         14.599039        3,840,149.6721
  01/01/2007    to  12/31/2007       14.599039         15.032974        2,649,247.5448
  01/01/2008    to  12/31/2008       15.032974          8.974351        2,343,989.2321
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  08/01/2001    to  12/31/2001                         11.947753            3,501.8144
  01/01/2002    to  12/31/2002       11.947753         10.713489          250,884.8030
  01/01/2003    to  12/31/2003       10.713489         13.979999          631,685.3062
  01/01/2004    to  12/31/2004       13.979999         15.115774          372,608.1757
  01/01/2005    to  12/31/2005       15.115774         16.353241          284,463.7173
  01/01/2006    to  12/31/2006       16.353241         18.089623          221,317.3916
  01/01/2007    to  12/31/2007       18.089623         16.574803          173,851.5563
  01/01/2008    to  12/31/2008       16.574803          8.803766          138,029.7053
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.628086          206,625.6860
  01/01/2003    to  12/31/2003        7.628086          9.755498          395,492.1308
  01/01/2004    to  12/31/2004        9.755498         10.479270        1,028,049.0500
  01/01/2005    to  12/31/2005       10.479270         11.732904        1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904         11.862235          943,781.8552
  01/01/2007    to  12/31/2007       11.862235         13.028539          541,093.0646
  01/01/2008    to  12/31/2008       13.028539          8.151742          512,829.9413
============   ==== ==========       =========         =========        ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065756         10.135898                0.0000
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.849814               10.0000
  01/01/2002    to  12/31/2002       10.849814          8.289818           50,415.3744
  01/01/2003    to  12/31/2003        8.289818         10.453078          138,425.1784
  01/01/2004    to  12/31/2004       10.453078         11.366871          155,225.8687
  01/01/2005    to  12/31/2005       11.366871         11.701349          275,851.6003
  01/01/2006    to  12/31/2006       11.701349         13.294095          522,238.3038
  01/01/2007    to  12/31/2007       13.294095         13.763155          523,328.8115
  01/01/2008    to  12/31/2008       13.763155          8.516314          500,367.6607
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.802857         15.786672                0.0000
  01/01/2006    to  12/31/2006       15.786672         16.177236                0.0000
  01/01/2007    to  12/31/2007       16.177236         16.594510            3,287.0599
  01/01/2008    to  12/31/2008       16.594510         16.276104            9,658.2181
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.302502         10.691554          161,944.5679
  01/01/2005    to  12/31/2005       10.691554         11.637720          402,476.4088
  01/01/2006    to  12/31/2006       11.637720         13.042619          384,247.6498
  01/01/2007    to  12/31/2007       13.042619         13.231586          317,277.2361
  01/01/2008    to  12/31/2008       13.231586          7.722094        3,840,682.0826
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.102642         10.395455          831,249.1760
  01/01/2005    to  12/31/2005       10.395455         10.981407        1,176,255.1053
  01/01/2006    to  12/31/2006       10.981407         12.126242        1,197,692.4507
  01/01/2007    to  12/31/2007       12.126242         12.540561        1,247,614.2709
  01/01/2008    to  12/31/2008       12.540561          8.416529        8,740,591.3600
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.942753         10.111501           35,254.9066
  01/01/2005    to  12/31/2005       10.111501         10.418004           74,565.6991
  01/01/2006    to  12/31/2006       10.418004         11.159705          213,482.6632
  01/01/2007    to  12/31/2007       11.159705         11.655090          895,535.4789
  01/01/2008    to  12/31/2008       11.655090          9.119270          956,263.2877
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.242545         10.606431        1,222,106.7100
  01/01/2005    to  12/31/2005       10.606431         11.413760        1,641,662.9566
  01/01/2006    to  12/31/2006       11.413760         12.785659        1,689,157.7915
  01/01/2007    to  12/31/2007       12.785659         13.199806        1,728,216.5813
  01/01/2008    to  12/31/2008       13.199806          8.086995        9,548,418.2379
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.012704         10.231750          341,376.9131
  01/01/2005    to  12/31/2005       10.231750         10.676378          487,950.4959
  01/01/2006    to  12/31/2006       10.676378         11.605616        1,048,846.0172
  01/01/2007    to  12/31/2007       11.605616         12.153713        2,439,714.8508
  01/01/2008    to  12/31/2008       12.153713          8.817939        2,457,699.5216
============   ==== ==========       =========         =========        ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008356          7.006834         388,422.9887
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038355          8.946214          10,669.3601
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998356          6.355426         437,222.6785
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988357          5.755706          79,031.8725
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088353          6.050764          34,300.0304
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018355          7.680087         337,991.9950
============   ==== ==========       =========         =========         ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.618242         12.423319           3,584.4638
============   ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998767         12.825046          57,826.5984
  01/01/2005    to  12/31/2005       12.825046         14.313282         167,563.8515
  01/01/2006    to  12/31/2006       14.313282         19.400065         149,857.8175
  01/01/2007    to  12/31/2007       19.400065         16.241955         114,636.7150
  01/01/2008    to  12/31/2008       16.241955          9.331819         119,385.5653
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998767         11.963775          81,029.1819
  01/01/2005    to  12/31/2005       11.963775         13.263723          67,021.5141
  01/01/2006    to  12/31/2006       13.263723         15.117186          82,328.0845
  01/01/2007    to  12/31/2007       15.117186         15.352009          83,163.9880
  01/01/2008    to  12/31/2008       15.352009          9.667069          68,433.3858
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.747643         203,718.1899
  01/01/2004    to  12/31/2004       11.747643         13.947450         330,720.9429
  01/01/2005    to  12/31/2005       13.947450         15.696557         264,254.2297
  01/01/2006    to  12/31/2006       15.696557         19.924541         245,038.3060
  01/01/2007    to  12/31/2007       19.924541         19.406759         223,460.8437
  01/01/2008    to  12/31/2008       19.406759         11.301010         210,927.1188
============   ==== ==========       =========         =========         ============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989         12.018475         104,792.3304
  01/01/2004    to  12/31/2004       12.018475         13.544176         100,475.2295
  01/01/2005    to  12/31/2005       13.544176         14.418376          85,037.4061
  01/01/2006    to  12/31/2006       14.418376         16.288783          73,079.0641
  01/01/2007    to  12/31/2007       16.288783         15.610081          81,786.3092
  01/01/2008    to  12/31/2008       15.610081          9.487441          83,560.4552
============   ==== ==========       =========         =========         ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.505944          6.708323         222,718.3005
  01/01/2004    to  12/31/2004        6.708323          7.165960         357,322.6776
  01/01/2005    to  12/31/2005        7.165960          8.017990         266,399.2212
  01/01/2006    to  12/31/2006        8.017990          7.761627         289,450.6058
  01/01/2007    to  12/31/2007        7.761627          7.818763         213,498.5595
  01/01/2008    to  12/31/2008        7.818763          4.694194         188,082.2069
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.247064         10.623775               0.0000
  01/01/2006    to  12/31/2006       10.623775         11.154963          12,360.1918
  01/01/2007    to  12/31/2007       11.154963         10.338948          19,293.1196
  01/01/2008    to  12/31/2008       10.338948          4.622100          35,030.7235
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988767         10.332542           2,339.7907
  01/01/2007    to  12/31/2007       10.332542         13.012885          11,437.1083
  01/01/2008    to  12/31/2008       13.012885          7.786017          16,304.5974
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.093112         211,011.3048
  01/01/2004    to  12/31/2004       16.093112         17.147561         305,895.0429
  01/01/2005    to  12/31/2005       17.147561         17.145239         406,319.8207
  01/01/2006    to  12/31/2006       17.145239         18.435781         361,235.0413
  01/01/2007    to  12/31/2007       18.435781         19.349333         361,612.0880
  01/01/2008    to  12/31/2008       19.349333         15.514573         322,654.8108
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         43.056580         105,889.9724
  01/01/2004    to  12/31/2004       43.056580         47.778007         272,199.5771
  01/01/2005    to  12/31/2005       47.778007         48.665131         364,471.4972
  01/01/2006    to  12/31/2006       48.665131         56.469091         364,176.8859
  01/01/2007    to  12/31/2007       56.469091         57.693957         301,064.6925
  01/01/2008    to  12/31/2008       57.693957         36.184576         283,445.3790
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.917286         16.405880         450,031.9361
============   ==== ==========       =========         =========         ============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.707674         11.594771         101,789.1310
  01/01/2004    to  12/31/2004       11.594771         12.156391         181,381.7200
  01/01/2005    to  12/31/2005       12.156391         12.965826         243,909.2927
  01/01/2006    to  12/31/2006       12.965826         14.584886         200,433.1610
  01/01/2007    to  12/31/2007       14.584886         15.957165         147,630.4668
  01/01/2008    to  12/31/2008       15.957165          9.631096         129,237.5501
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998356          6.595589          27,751.7725
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998356          7.028791         240,794.5202
============   ==== ==========       =========         =========         ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.717350          51,357.6159
  01/01/2004    to  11/19/2004        7.717350          7.920970          65,927.5792
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988767         10.471493           5,781.4368
  01/01/2007    to  12/31/2007       10.471493         14.092068          20,160.6711
  01/01/2008    to  12/31/2008       14.092068          6.172943         237,142.4606
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.484912          63,518.9551
  01/01/2004    to  12/31/2004        9.484912         11.170897         341,872.9895
  01/01/2005    to  12/31/2005       11.170897         12.812338         466,828.0333
  01/01/2006    to  12/31/2006       12.812338         15.975005         468,956.9514
  01/01/2007    to  12/31/2007       15.975005         17.827392         353,861.6839
  01/01/2008    to  12/31/2008       17.827392         10.121297         331,023.4075
============   ==== ==========       =========         =========         ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.959003         435,309.9796
  01/01/2004    to  12/31/2004        7.959003          8.342276         587,746.6856
  01/01/2005    to  12/31/2005        8.342276          8.605857         491,941.5275
  01/01/2006    to  12/31/2006        8.605857          9.123759         559,131.7120
  01/01/2007    to  12/31/2007        9.123759         10.271393         484,864.5554
  01/01/2008    to  12/31/2008       10.271393          5.469755         420,157.9012
============   ==== ==========       =========         =========         ============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.428951         208,403.6787
  01/01/2004    to  12/31/2004       10.428951         11.199010         333,734.5719
  01/01/2005    to  12/31/2005       11.199010         11.185776         245,887.4780
  01/01/2006    to  12/31/2006       11.185776         11.062326         232,291.1498
  01/01/2007    to  12/31/2007       11.062326         12.073393         208,532.9702
  01/01/2008    to  12/31/2008       12.073393         11.073801         159,890.7725
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.671860         216,705.1423
  01/01/2004    to  12/31/2004       11.671860         12.070302         627,605.8901
  01/01/2005    to  12/31/2005       12.070302         12.158353       1,222,596.5719
  01/01/2006    to  12/31/2006       12.158353         12.518956       1,375,950.7396
  01/01/2007    to  12/31/2007       12.518956         13.264424       1,104,521.5201
  01/01/2008    to  12/31/2008       13.264424         13.119967         950,768.4695
============   ==== ==========       =========         =========       ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565243          9.982197               0.0000
  01/01/2008    to  12/31/2008        9.982197          5.722267           3,572.1645
============   ==== ==========       =========         =========       ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316          4.596762          57,682.0975
  01/01/2004    to  12/31/2004        4.596762          4.332878         158,601.5780
  01/01/2005    to  12/31/2005        4.332878          4.738761         128,111.3649
  01/01/2006    to  12/31/2006        4.738761          4.917987         125,630.0430
  01/01/2007    to  12/31/2007        4.917987          6.371552         109,984.5428
  01/01/2008    to  12/31/2008        6.371552          3.486398         108,723.6136
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.379115          8.543334       1,042,786.6640
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.758305          7.832534         497,895.0979
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.120250         238,664.7558
  01/01/2004    to  12/31/2004        6.120250          7.103474         404,278.9055
  01/01/2005    to  12/31/2005        7.103474          8.021608         740,632.1901
  01/01/2006    to  12/31/2006        8.021608          8.389616         776,406.0241
  01/01/2007    to  12/31/2007        8.389616          9.721661         554,694.0244
  01/01/2008    to  12/31/2008        9.721661          5.769878         517,904.2439
============   ==== ==========       =========         =========       ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.473181         190,034.4271
  01/01/2004    to  12/31/2004       11.473181         14.297607         260,661.2046
  01/01/2005    to  12/31/2005       14.297607         16.265528         248,109.4350
  01/01/2006    to  12/31/2006       16.265528         18.128055         262,753.8929
  01/01/2007    to  12/31/2007       18.128055         17.317227         230,423.5292
  01/01/2008    to  12/31/2008       17.317227         11.971285         199,078.6263
============   ==== ==========       =========         =========       ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998767         11.107592          75,698.8428
  01/01/2005    to  12/31/2005       11.107592         12.185496          54,515.3652
  01/01/2006    to  12/31/2006       12.185496         12.733479          57,144.8014
  01/01/2007    to  12/31/2007       12.733479         15.571869          50,752.3593
  01/01/2008    to  12/31/2008       15.571869          7.930605          45,830.8352
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998767         10.468869         253,637.4236
  01/01/2006    to  12/31/2006       10.468869         11.969030         447,480.3448
  01/01/2007    to  12/31/2007       11.969030         11.496053         371,673.8688
  01/01/2008    to  12/31/2008       11.496053          7.257528         355,651.9537
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.942177         10.040284          44,106.0766
  01/01/2006    to  12/31/2006       10.040284         10.341366         339,207.9758
  01/01/2007    to  12/31/2007       10.341366         10.677005         201,616.3369
  01/01/2008    to  12/31/2008       10.677005         10.790988         715,282.3957
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666         10.018792          20,560.5195
  01/01/2004    to  12/31/2004       10.018792          9.932521          35,261.8340
  01/01/2005    to  04/30/2005        9.932521          9.942272               0.0000
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.767472         301,859.8019
  01/01/2004    to  12/31/2004       10.767472         11.894586         898,607.9162
  01/01/2005    to  12/31/2005       11.894586         12.905737       1,334,449.9423
  01/01/2006    to  12/31/2006       12.905737         14.545670       1,423,480.7740
  01/01/2007    to  12/31/2007       14.545670         14.962968       1,152,933.2142
  01/01/2008    to  12/31/2008       14.962968          8.923576       1,097,757.1175
============   ==== ==========       =========         =========       ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.970674         181,221.6502
  01/01/2004    to  12/31/2004       13.970674         15.090555         201,829.8595
  01/01/2005    to  12/31/2005       15.090555         16.309697         162,301.6846
  01/01/2006    to  12/31/2006       16.309697         18.023482         146,091.6909
  01/01/2007    to  12/31/2007       18.023482         16.497600         138,306.0015
  01/01/2008    to  12/31/2008       16.497600          8.753944         125,712.3039
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.748996         184,686.4410
  01/01/2004    to  12/31/2004        9.748996         10.461794         351,174.6091
  01/01/2005    to  12/31/2005       10.461794         11.701673         432,162.4161
  01/01/2006    to  12/31/2006       11.701673         11.818868         514,275.2690
  01/01/2007    to  12/31/2007       11.818868         12.967866         368,620.0276
  01/01/2008    to  12/31/2008       12.967866          8.105624         322,829.9963
============   ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065452         10.134178               0.0000
============   ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.446114          33,598.5591
  01/01/2004    to  12/31/2004       10.446114         11.347920          47,054.0466
  01/01/2005    to  12/31/2005       11.347920         11.668631          53,308.9901
  01/01/2006    to  12/31/2006       11.668631         13.241076          44,339.4955
  01/01/2007    to  12/31/2007       13.241076         13.691738          43,929.8394
  01/01/2008    to  12/31/2008       13.691738          8.461905          49,406.5570
============   ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.637653         15.611281               0.0000
  01/01/2006    to  12/31/2006       15.611281         15.981559               0.0000
  01/01/2007    to  12/31/2007       15.981559         16.377312           3,255.8265
  01/01/2008    to  12/31/2008       16.377312         16.046974           4,057.3252
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301967         10.689858         421,246.8073
  01/01/2005    to  12/31/2005       10.689858         11.624285         671,847.5492
  01/01/2006    to  12/31/2006       11.624285         13.014582         631,072.1089
  01/01/2007    to  12/31/2007       13.014582         13.189874         580,432.8569
  01/01/2008    to  12/31/2008       13.189874          7.690011       1,725,814.3746
============   ==== ==========       =========         =========       ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.102117         10.393805         970,270.4330
  01/01/2005    to  12/31/2005       10.393805         10.968727       2,296,557.3085
  01/01/2006    to  12/31/2006       10.968727         12.100171       3,156,805.5669
  01/01/2007    to  12/31/2007       12.100171         12.501027       4,135,022.5397
  01/01/2008    to  12/31/2008       12.501027          8.381568       7,963,229.5620
============   ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.942236         10.109895          33,717.2283
  01/01/2005    to  12/31/2005       10.109895         10.405971         186,722.7115
  01/01/2006    to  12/31/2006       10.405971         11.135709         185,235.3179
  01/01/2007    to  12/31/2007       11.135709         11.618345         272,319.2669
  01/01/2008    to  12/31/2008       11.618345          9.081397         838,007.8450
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.242012         10.604748       2,194,115.3170
  01/01/2005    to  12/31/2005       10.604748         11.400582       4,389,622.7490
  01/01/2006    to  12/31/2006       11.400582         12.758172       5,816,760.0971
  01/01/2007    to  12/31/2007       12.758172         13.158195       6,794,652.6944
  01/01/2008    to  12/31/2008       13.158195          8.053398       9,481,073.2135
============   ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.012183         10.230125         243,784.2306
  01/01/2005    to  12/31/2005       10.230125         10.664048         642,215.0283
  01/01/2006    to  12/31/2006       10.664048         11.580662         958,915.0270
  01/01/2007    to  12/31/2007       11.580662         12.115397       1,467,665.9997
  01/01/2008    to  12/31/2008       12.115397          8.781314       1,932,347.3506
============   ==== ==========       =========         =========       ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008301          7.004420         955,843.4372
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038300          8.943139          46,839.5498
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998301          6.353235       1,496,398.9647
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988302          5.753720         146,286.6549
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088298          6.048679          88,636.9687
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018301          7.677443       1,127,576.6519
============   ==== ==========       =========         =========       ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.521641         12.346921           1,050.4642
============   ==== ==========       =========         =========       ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         12.820747         119,020.1155
  01/01/2005    to  12/31/2005       12.820747         14.301354         452,914.3448
  01/01/2006    to  12/31/2006       14.301354         19.374246         378,227.5818
  01/01/2007    to  12/31/2007       19.374246         16.212180         296,865.2128
  01/01/2008    to  12/31/2008       16.212180          9.310030         272,766.8610
============   ==== ==========       =========         =========       ==============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         11.959762         144,699.6155
  01/01/2005    to  12/31/2005       11.959762         13.252669         356,825.1071
  01/01/2006    to  12/31/2006       13.252669         15.097059         434,701.8559
  01/01/2007    to  12/31/2007       15.097059         15.323863         344,335.6135
  01/01/2008    to  12/31/2008       15.323863          9.644499         240,041.7492
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.931888              10.0000
  01/01/2002    to  12/31/2002       10.931888          8.816298           7,885.7136
  01/01/2003    to  12/31/2003        8.816298         11.716282         396,562.3124
  01/01/2004    to  12/31/2004       11.716282         13.903248         470,431.2235
  01/01/2005    to  12/31/2005       13.903248         15.639015         633,028.4390
  01/01/2006    to  12/31/2006       15.639015         19.841608         708,090.9103
  01/01/2007    to  12/31/2007       19.841608         19.316263         612,651.8756
  01/01/2008    to  12/31/2008       19.316263         11.242663         424,126.3200
============   ==== ==========       =========         =========       ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.987487              351.9871
  01/01/2002    to  12/31/2002       10.987487          9.648180           16,255.1477
  01/01/2003    to  12/31/2003        9.648180         11.986389          218,443.2789
  01/01/2004    to  12/31/2004       11.986389         13.501246          161,115.3461
  01/01/2005    to  12/31/2005       13.501246         14.365513          137,230.5751
  01/01/2006    to  12/31/2006       14.365513         16.220973          134,582.3983
  01/01/2007    to  12/31/2007       16.220973         15.537282          137,261.7284
  01/01/2008    to  12/31/2008       15.537282          9.438452          122,521.4422
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.791070          7.299489               12.8346
  01/01/2002    to  12/31/2002        7.299489          5.186539           26,934.7562
  01/01/2003    to  12/31/2003        5.186539          6.684840          539,599.5008
  01/01/2004    to  12/31/2004        6.684840          7.137295        1,635,992.3400
  01/01/2005    to  12/31/2005        7.137295          7.981937        1,384,841.4148
  01/01/2006    to  12/31/2006        7.981937          7.722873        1,309,016.5352
  01/01/2007    to  12/31/2007        7.722873          7.775812        1,132,131.2474
  01/01/2008    to  12/31/2008        7.775812          4.666062        1,000,363.5154
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246967         10.622902            1,563.1764
  01/01/2006    to  12/31/2006       10.622902         11.148484          505,894.7644
  01/01/2007    to  12/31/2007       11.148484         10.327747          357,208.5561
  01/01/2008    to  12/31/2008       10.327747          4.614768          397,019.5508
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726         10.329074            4,845.5033
  01/01/2007    to  12/31/2007       10.329074         13.001983          108,711.2677
  01/01/2008    to  12/31/2008       13.001983          7.775588          169,321.2558
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959643         13.962133           60,578.8834
  01/01/2002    to  12/31/2002       13.962133         13.668578          163,746.8930
  01/01/2003    to  12/31/2003       13.668578         16.036858          631,295.6467
  01/01/2004    to  12/31/2004       16.036858         17.079057          619,202.3849
  01/01/2005    to  12/31/2005       17.079057         17.068231          823,466.2222
  01/01/2006    to  12/31/2006       17.068231         18.343828          755,035.3702
  01/01/2007    to  12/31/2007       18.343828         19.243149          648,345.7027
  01/01/2008    to  12/31/2008       19.243149         15.421699          510,096.0497
============   ==== ==========       =========         =========        ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.910653         41.344503        54,492.9747
  01/01/2002    to  12/31/2002       41.344503         33.332049       194,321.1339
  01/01/2003    to  12/31/2003       33.332049         42.905952       529,074.4655
  01/01/2004    to  12/31/2004       42.905952         47.587002       641,545.3822
  01/01/2005    to  12/31/2005       47.587002         48.446417       598,261.6716
  01/01/2006    to  12/31/2006       48.446417         56.187289       551,658.2545
  01/01/2007    to  12/31/2007       56.187289         57.377185       486,247.6436
  01/01/2008    to  12/31/2008       57.377185         35.967814       411,273.3121
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.142312         16.548422       294,989.3528
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.848284            10.0000
  01/01/2002    to  12/31/2002       11.848284          8.457339        13,481.4115
  01/01/2003    to  12/31/2003        8.457339         11.563798       248,139.8511
  01/01/2004    to  12/31/2004       11.563798         12.117839       309,357.5264
  01/01/2005    to  12/31/2005       12.117839         12.918267       611,055.3073
  01/01/2006    to  12/31/2006       12.918267         14.524142       553,414.3540
  01/01/2007    to  12/31/2007       14.524142         15.882719       454,153.4011
  01/01/2008    to  12/31/2008       15.882719          9.581346       412,600.5895
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301          6.593315        37,172.7960
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301          7.026370       586,127.7145
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.189391          8.056476            12.2103
  01/01/2002    to  12/31/2002        8.056476          6.281590        22,643.8258
  01/01/2003    to  12/31/2003        6.281590          7.690349        95,392.7350
  01/01/2004    to  11/19/2004        7.690349          7.889764       121,982.2592
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726         10.467975       291,585.4002
  01/01/2007    to  12/31/2007       10.467975         14.080259        77,966.6976
  01/01/2008    to  12/31/2008       14.080259          6.164667       364,125.2526
============   ==== ==========       =========         =========       ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739813          8.371336              631.1459
  01/01/2002    to  12/31/2002        8.371336          7.269814           21,102.0210
  01/01/2003    to  12/31/2003        7.269814          9.451731          189,888.3063
  01/01/2004    to  12/31/2004        9.451731         11.126240          651,974.0853
  01/01/2005    to  12/31/2005       11.126240         12.759052          854,981.1071
  01/01/2006    to  12/31/2006       12.759052         15.908560          785,254.8395
  01/01/2007    to  12/31/2007       15.908560         17.753236          652,235.7138
  01/01/2008    to  12/31/2008       17.753236         10.079197          596,720.4093
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.580057          8.456989            3,011.0348
  01/01/2002    to  12/31/2002        8.456989          6.267067           56,679.2938
  01/01/2003    to  12/31/2003        6.267067          7.931148          963,327.7346
  01/01/2004    to  12/31/2004        7.931148          8.308913        1,025,211.7400
  01/01/2005    to  12/31/2005        8.308913          8.567167          815,998.7769
  01/01/2006    to  12/31/2006        8.567167          9.078212          844,510.6626
  01/01/2007    to  12/31/2007        9.078212         10.214981          762,423.8995
  01/01/2008    to  12/31/2008       10.214981          5.436980          679,472.6189
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.425465          504,998.3737
  01/01/2004    to  12/31/2004       10.425465         11.189656          579,707.9113
  01/01/2005    to  12/31/2005       11.189656         11.170860          470,076.5019
  01/01/2006    to  12/31/2006       11.170860         11.042066          447,191.6871
  01/01/2007    to  12/31/2007       11.042066         12.045226          432,594.9317
  01/01/2008    to  12/31/2008       12.045226         11.042431          384,673.7109
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075368         10.523893           10,106.4829
  01/01/2002    to  12/31/2002       10.523893         11.325063          260,508.6670
  01/01/2003    to  12/31/2003       11.325063         11.631034        1,273,435.6985
  01/01/2004    to  12/31/2004       11.631034         12.022053        1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053         12.103714        1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714         12.456484        1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484         13.191600        1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600         13.041402        1,126,122.6669
============   ==== ==========       =========         =========        ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565084          9.981362           50,306.4617
  01/01/2008    to  12/31/2008        9.981362          5.718913          350,930.5917
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        6.761984          6.086250               14.7878
  01/01/2002    to  12/31/2002        6.086250          2.952425            2,522.2482
  01/01/2003    to  12/31/2003        2.952425          4.580635           75,570.8187
  01/01/2004    to  12/31/2004        4.580635          4.315511          223,112.6920
  01/01/2005    to  12/31/2005        4.315511          4.717416          188,547.0776
  01/01/2006    to  12/31/2006        4.717416          4.893393          180,050.3606
  01/01/2007    to  12/31/2007        4.893393          6.336505          282,587.0288
  01/01/2008    to  12/31/2008        6.336505          3.465479          368,809.9524
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.366070          8.529438          115,046.5345
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.746225          7.819791           35,040.3316
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615300          8.226988               13.1308
  01/01/2002    to  12/31/2002        8.226988          4.533110           39,837.4725
  01/01/2003    to  12/31/2003        4.533110          6.098811          776,150.9781
  01/01/2004    to  12/31/2004        6.098811          7.075043        1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043          7.985522          911,323.6080
  01/01/2006    to  12/31/2006        7.985522          8.347710          906,011.6400
  01/01/2007    to  12/31/2007        8.347710          9.668240          663,347.2356
  01/01/2008    to  12/31/2008        9.668240          5.735290          573,694.3598
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.224231           11,714.2415
  01/01/2003    to  12/31/2003        8.224231         11.452136          399,465.3662
  01/01/2004    to  12/31/2004       11.452136         14.264232          484,902.9181
  01/01/2005    to  12/31/2005       14.264232         16.219476          566,572.8777
  01/01/2006    to  12/31/2006       16.219476         18.067717          591,268.6125
  01/01/2007    to  12/31/2007       18.067717         17.250907          491,801.0641
  01/01/2008    to  12/31/2008       17.250907         11.919451          361,320.7979
============   ==== ==========       =========         =========        ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         11.103863          119,838.9659
  01/01/2005    to  12/31/2005       11.103863         12.175337          112,476.1212
  01/01/2006    to  12/31/2006       12.175337         12.716515          120,339.3706
  01/01/2007    to  12/31/2007       12.716515         15.543311          134,321.4342
  01/01/2008    to  12/31/2008       15.543311          7.912081          166,760.8015
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726         10.465357         163,450.0515
  01/01/2006    to  12/31/2006       10.465357         11.959052         261,367.9349
  01/01/2007    to  12/31/2007       11.959052         11.480694         250,040.9111
  01/01/2008    to  12/31/2008       11.480694          7.244190         268,990.4271
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900743          9.995128         664,675.9490
  01/01/2006    to  12/31/2006        9.995128         10.289723         870,039.9434
  01/01/2007    to  12/31/2007       10.289723         10.618348       1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348         10.726329       2,284,101.6264
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041941         10.142360          28,734.3085
  01/01/2002    to  12/31/2002       10.142360         10.095827          59,880.7593
  01/01/2003    to  12/31/2003       10.095827          9.983712         273,169.5878
  01/01/2004    to  12/31/2004        9.983712          9.892782          95,883.7591
  01/01/2005    to  04/30/2005        9.892782          9.900879               0.0000
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197092         10.144691             817.0770
  01/01/2002    to  12/31/2002       10.144691          8.335400          86,927.9948
  01/01/2003    to  12/31/2003        8.335400         10.729806         999,530.5962
  01/01/2004    to  12/31/2004       10.729806         11.847038       1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038         12.847742       1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742         14.473087       1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087         14.880819       1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819          8.870125       1,234,431.6681
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.163981         11.933782           1,523.0758
  01/01/2002    to  12/31/2002       11.933782         10.684902          42,894.0497
  01/01/2003    to  12/31/2003       10.684902         13.921813         479,429.6843
  01/01/2004    to  12/31/2004       13.921813         15.030239         577,898.4740
  01/01/2005    to  12/31/2005       15.030239         16.236413         400,291.0627
  01/01/2006    to  12/31/2006       16.236413         17.933554         397,406.9629
  01/01/2007    to  12/31/2007       17.933554         16.407030         360,709.1911
  01/01/2008    to  12/31/2008       16.407030          8.701509         297,363.5059
============   ==== ==========       =========         =========       ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.620419           34,476.1308
  01/01/2003    to  12/31/2003        7.620419          9.731099          383,417.5333
  01/01/2004    to  12/31/2004        9.731099         10.437354          495,225.7035
  01/01/2005    to  12/31/2005       10.437354         11.668521          447,702.0184
  01/01/2006    to  12/31/2006       11.668521         11.779506          502,942.2258
  01/01/2007    to  12/31/2007       11.779506         12.918182          451,175.1090
  01/01/2008    to  12/31/2008       12.918182          8.070513          433,623.7697
============   ==== ==========       =========         =========       ===============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065301         10.133319                0.0000
============   ==== ==========       =========         =========       ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.846117               10.0000
  01/01/2002    to  12/31/2002       10.846117          8.274548            4,899.8931
  01/01/2003    to  12/31/2003        8.274548         10.418203          151,306.7151
  01/01/2004    to  12/31/2004       10.418203         11.311929          240,637.9726
  01/01/2005    to  12/31/2005       11.311929         11.627388          229,626.4664
  01/01/2006    to  12/31/2006       11.627388         13.190324          213,766.2941
  01/01/2007    to  12/31/2007       13.190324         13.635141          221,264.4210
  01/01/2008    to  12/31/2008       13.635141          8.424388          216,440.5197
============   ==== ==========       =========         =========       ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.555699         15.524317              590.2826
  01/01/2006    to  12/31/2006       15.524317         15.884610              956.2114
  01/01/2007    to  12/31/2007       15.884610         16.269782            1,574.9014
  01/01/2008    to  12/31/2008       16.269782         15.933627            7,981.1337
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301699         10.689009          716,752.1926
  01/01/2005    to  12/31/2005       10.689009         11.617570          750,229.0859
  01/01/2006    to  12/31/2006       11.617570         13.000581          825,320.3725
  01/01/2007    to  12/31/2007       13.000581         13.169061          841,388.5477
  01/01/2008    to  12/31/2008       13.169061          7.674018        1,535,912.6750
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101854         10.392980        2,816,675.1410
  01/01/2005    to  12/31/2005       10.392980         10.962390        5,274,938.1462
  01/01/2006    to  12/31/2006       10.962390         12.087152        7,552,375.9678
  01/01/2007    to  12/31/2007       12.087152         12.481300        9,324,716.7248
  01/01/2008    to  12/31/2008       12.481300          8.364141       10,849,770.5766
============   ==== ==========       =========         =========       ===============

                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941977         10.109092           156,250.0675
  01/01/2005    to  12/31/2005       10.109092         10.399957           513,441.3181
  01/01/2006    to  12/31/2006       10.399957         11.123726           823,532.3698
  01/01/2007    to  12/31/2007       11.123726         11.600009         1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009          9.062519         2,159,486.8389
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241746         10.603907         2,640,646.2190
  01/01/2005    to  12/31/2005       10.603907         11.393996         5,439,760.9416
  01/01/2006    to  12/31/2006       11.393996         12.744446         8,566,094.0713
  01/01/2007    to  12/31/2007       12.744446         13.137431        11,512,392.7137
  01/01/2008    to  12/31/2008       13.137431          8.036651        12,124,140.4414
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011923         10.229313           885,476.6904
  01/01/2005    to  12/31/2005       10.229313         10.657886         1,548,912.2565
  01/01/2006    to  12/31/2006       10.657886         11.568201         2,333,121.2151
  01/01/2007    to  12/31/2007       11.568201         12.096278         3,288,268.4774
  01/01/2008    to  12/31/2008       12.096278          8.763057         3,598,191.9541
============   ==== ==========       =========         =========        ===============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008191          6.999592         262,018.3370
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038190          8.936988          26,327.2864
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998192          6.348852         301,878.8158
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988192          5.749746          25,049.8499
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088188          6.044506          11,722.8093
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018191          7.672156         185,062.7327
============   ==== ==========       =========         =========         ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.329982         12.195423           2,261.7523
============   ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644         12.812153         166,923.8607
  01/01/2005    to  12/31/2005       12.812153         14.277527         535,190.5442
  01/01/2006    to  12/31/2006       14.277527         19.322711         431,641.1974
  01/01/2007    to  12/31/2007       19.322711         16.152793         318,515.9311
  01/01/2008    to  12/31/2008       16.152793          9.266596         283,983.2311
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644         11.951741         188,983.5826
  01/01/2005    to  12/31/2005       11.951741         13.230588         192,469.8754
  01/01/2006    to  12/31/2006       13.230588         15.056884         196,663.5853
  01/01/2007    to  12/31/2007       15.056884         15.267724         183,925.9084
  01/01/2008    to  12/31/2008       15.267724          9.599510         145,317.0505
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.929396             655.0284
  01/01/2002    to  12/31/2002       10.929396          8.805453         175,758.5084
  01/01/2003    to  12/31/2003        8.805453         11.690181         890,875.6228
  01/01/2004    to  12/31/2004       11.690181         13.858377         689,649.6331
  01/01/2005    to  12/31/2005       13.858377         15.573010         541,506.2615
  01/01/2006    to  12/31/2006       15.573010         19.738183         508,578.8353
  01/01/2007    to  12/31/2007       19.738183         19.196255         468,248.8267
  01/01/2008    to  12/31/2008       19.196255         11.161587         397,748.9575
============   ==== ==========       =========         =========         ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.984994            1,723.3141
  01/01/2002    to  12/31/2002       10.984994          9.636340          273,094.9744
  01/01/2003    to  12/31/2003        9.636340         11.959724          728,304.0743
  01/01/2004    to  12/31/2004       11.959724         13.457712          472,313.4662
  01/01/2005    to  12/31/2005       13.457712         14.304925          355,196.8526
  01/01/2006    to  12/31/2006       14.304925         16.136462          303,858.9772
  01/01/2007    to  12/31/2007       16.136462         15.440795          309,684.9867
  01/01/2008    to  12/31/2008       15.440795          9.370413          281,593.7550
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.790814          7.293775           68,577.6242
  01/01/2002    to  12/31/2002        7.293775          5.177286          609,227.4429
  01/01/2003    to  12/31/2003        5.177286          6.666256        1,444,785.3500
  01/01/2004    to  12/31/2004        6.666256          7.110320        2,197,732.7570
  01/01/2005    to  12/31/2005        7.110320          7.943847        1,857,327.7344
  01/01/2006    to  12/31/2006        7.943847          7.678353        1,645,430.2590
  01/01/2007    to  12/31/2007        7.678353          7.723216        1,432,771.5576
  01/01/2008    to  12/31/2008        7.723216          4.629841        1,260,423.9006
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246771         10.621157                0.0000
  01/01/2006    to  12/31/2006       10.621157         11.135542          274,472.5365
  01/01/2007    to  12/31/2007       11.135542         10.305387          214,294.0251
  01/01/2008    to  12/31/2008       10.305387          4.600138          213,641.6730
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644         10.322142                0.0000
  01/01/2007    to  12/31/2007       10.322142         12.980214           26,979.7464
  01/01/2008    to  12/31/2008       12.980214          7.754770           39,834.4196
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959185         13.951241          211,867.7916
  01/01/2002    to  12/31/2002       13.951241         13.644245          961,841.5750
  01/01/2003    to  12/31/2003       13.644245         15.992320        1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320         17.014558        1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558         16.986823        1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823         18.238141        1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141         19.113056        1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056         15.302076          875,259.1147
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.909345         41.312239         333,795.0812
  01/01/2002    to  12/31/2002       41.312239         33.272684       1,033,883.0189
  01/01/2003    to  12/31/2003       33.272684         42.786777       1,593,251.7660
  01/01/2004    to  12/31/2004       42.786777         47.407274       1,462,636.7260
  01/01/2005    to  12/31/2005       47.407274         48.215337       1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337         55.863563       1,186,099.7281
  01/01/2007    to  12/31/2007       55.863563         56.989263       1,028,082.7548
  01/01/2008    to  12/31/2008       56.989263         35.688706         874,903.2880
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.965038         16.420585         538,320.0572
============   ==== ==========       =========         =========       ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.845599           8,879.6874
  01/01/2002    to  12/31/2002       11.845599          8.446962         354,541.9517
  01/01/2003    to  12/31/2003        8.446962         11.538078         728,480.7931
  01/01/2004    to  12/31/2004       11.538078         12.078766         635,631.1567
  01/01/2005    to  12/31/2005       12.078766         12.863783         950,432.5565
  01/01/2006    to  12/31/2006       12.863783         14.448465         777,132.0016
  01/01/2007    to  12/31/2007       14.448465         15.784081         623,331.2147
  01/01/2008    to  12/31/2008       15.784081          9.512270         522,091.2710
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192          6.588767          21,111.9662
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192          7.021527          43,747.3748
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.189120          8.050186          45,232.6746
  01/01/2002    to  12/31/2002        8.050186          6.270402         304,328.7950
  01/01/2003    to  12/31/2003        6.270402          7.668982         574,092.5202
  01/01/2004    to  11/19/2004        7.668982          7.860884         411,757.7047
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644         10.460946           4,310.7289
  01/01/2007    to  12/31/2007       10.460946         14.056678          37,369.9794
  01/01/2008    to  12/31/2008       14.056678          6.148147         299,044.2081
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739526          8.364799           41,049.8664
  01/01/2002    to  12/31/2002        8.364799          7.256874          522,387.8148
  01/01/2003    to  12/31/2003        7.256874          9.425479          874,528.2853
  01/01/2004    to  12/31/2004        9.425479         11.084222        1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222         12.698204        1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204         15.829203        1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203         17.646923        1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923         10.008772          996,440.7431
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.579774          8.450379          135,716.3939
  01/01/2002    to  12/31/2002        8.450379          6.255898        1,116,165.0721
  01/01/2003    to  12/31/2003        6.255898          7.909106        2,898,933.3130
  01/01/2004    to  12/31/2004        7.909106          8.277517        2,529,877.5500
  01/01/2005    to  12/31/2005        8.277517          8.526290        1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290          9.025889        1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889         10.145899        1,461,057.7979
  01/01/2008    to  12/31/2008       10.145899          5.394779        1,270,776.6208
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.418489        1,218,441.4730
  01/01/2004    to  12/31/2004       10.418489         11.170963          852,071.8889
  01/01/2005    to  12/31/2005       11.170963         11.141080          579,488.0413
  01/01/2006    to  12/31/2006       11.141080         11.001649          528,394.1723
  01/01/2007    to  12/31/2007       11.001649         11.989080          474,331.6052
  01/01/2008    to  12/31/2008       11.989080         10.979939          761,461.4361
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075038         10.515687           72,154.0372
  01/01/2002    to  12/31/2002       10.515687         11.304919        2,135,803.4105
  01/01/2003    to  12/31/2003       11.304919         11.598744        3,129,998.9400
  01/01/2004    to  12/31/2004       11.598744         11.976661        2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661         12.045993        2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993         12.384722        2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722         13.102425        2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425         12.940264        2,302,653.2914
============   ==== ==========       =========         =========        ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564767          9.979690            7,434.6246
  01/01/2008    to  12/31/2008        9.979690          5.712205            6,548.0307
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        6.761758          6.081488           63,122.0696
  01/01/2002    to  12/31/2002        6.081488          2.947164          248,653.0442
  01/01/2003    to  12/31/2003        2.947164          4.567923          384,195.3425
  01/01/2004    to  12/31/2004        4.567923          4.299219          486,242.6251
  01/01/2005    to  12/31/2005        4.299219          4.694924          368,658.4428
  01/01/2006    to  12/31/2006        4.694924          4.865207          307,457.7590
  01/01/2007    to  12/31/2007        4.865207          6.293680          250,181.0592
  01/01/2008    to  12/31/2008        6.293680          3.438596          197,910.0021
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.340043          8.501714          544,323.5877
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.722122          7.794369          186,950.0474
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615046          8.220557          107,325.0956
  01/01/2002    to  12/31/2002        8.220557          4.525032          874,509.3435
  01/01/2003    to  12/31/2003        4.525032          6.081870        2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870          7.048322        1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322          7.947436        1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436          8.299611        1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611          9.602874        1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874          5.690788          981,243.9270
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.218733          262,587.9067
  01/01/2003    to  12/31/2003        8.218733         11.433062        1,022,632.1470
  01/01/2004    to  12/31/2004       11.433062         14.226210          749,621.5910
  01/01/2005    to  12/31/2005       14.226210         16.160130          675,892.4241
  01/01/2006    to  12/31/2006       16.160130         17.983664          622,328.8281
  01/01/2007    to  12/31/2007       17.983664         17.153385          554,229.9754
  01/01/2008    to  12/31/2008       17.153385         11.840161          453,622.6730
============   ==== ==========       =========         =========        ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644         11.096411          160,260.3155
  01/01/2005    to  12/31/2005       11.096411         12.155042          124,124.2139
  01/01/2006    to  12/31/2006       12.155042         12.682656          117,467.0038
  01/01/2007    to  12/31/2007       12.682656         15.486352          123,761.6709
  01/01/2008    to  12/31/2008       15.486352          7.875156          102,702.5502
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644         10.458340         233,041.5843
  01/01/2006    to  12/31/2006       10.458340         11.939126         432,481.7855
  01/01/2007    to  12/31/2007       11.939126         11.450048         396,995.8450
  01/01/2008    to  12/31/2008       11.450048          7.217589         344,939.7706
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860067          9.947469         573,196.9846
  01/01/2006    to  12/31/2006        9.947469         10.230456         815,314.8727
  01/01/2007    to  12/31/2007       10.230456         10.546583       1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583         10.643155       2,065,900.1899
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041611         10.134443          77,162.0693
  01/01/2002    to  12/31/2002       10.134443         10.077868         745,567.9878
  01/01/2003    to  12/31/2003       10.077868          9.955999         890,691.6762
  01/01/2004    to  12/31/2004        9.955999          9.855432         509,470.6728
  01/01/2005    to  04/30/2005        9.855432          9.860283           3,411.3696
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196756         10.136771         167,899.0385
  01/01/2002    to  12/31/2002       10.136771          8.320551       1,455,072.3987
  01/01/2003    to  12/31/2003        8.320551         10.699997       2,837,066.7900
  01/01/2004    to  12/31/2004       10.699997         11.802287       3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287         12.786459       3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459         14.389697       3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697         14.780208       2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208          8.801293       2,282,848.3988
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.163646         11.924478          49,663.5375
  01/01/2002    to  12/31/2002       11.924478         10.665887         684,030.8054
  01/01/2003    to  12/31/2003       10.665887         13.883167       1,602,593.0700
  01/01/2004    to  12/31/2004       13.883167         14.973492       1,026,421.6470
  01/01/2005    to  12/31/2005       14.973492         16.158995         867,876.2326
  01/01/2006    to  12/31/2006       16.158995         17.830257         790,359.5308
  01/01/2007    to  12/31/2007       17.830257         16.296121         695,047.3958
  01/01/2008    to  12/31/2008       16.296121          8.633994         587,616.1037
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.615315         525,650.4510
  01/01/2003    to  12/31/2003        7.615315          9.714878       1,062,291.4680
  01/01/2004    to  12/31/2004        9.714878         10.409513         892,343.7227
  01/01/2005    to  12/31/2005       10.409513         11.625804         816,190.2397
  01/01/2006    to  12/31/2006       11.625804         11.724679         814,130.3729
  01/01/2007    to  12/31/2007       11.724679         12.845133         619,641.8715
  01/01/2008    to  12/31/2008       12.845133          8.016809         518,219.3982
============   ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064998         10.131600               0.0000
============   ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.843650          10,152.7946
  01/01/2002    to  12/31/2002       10.843650          8.264381         322,250.4764
  01/01/2003    to  12/31/2003        8.264381         10.395014         529,148.8849
  01/01/2004    to  12/31/2004       10.395014         11.275442         537,950.0067
  01/01/2005    to  12/31/2005       11.275442         11.578333         515,068.8129
  01/01/2006    to  12/31/2006       11.578333         13.121585         414,812.5866
  01/01/2007    to  12/31/2007       13.121585         13.550452         357,212.0648
  01/01/2008    to  12/31/2008       13.550452          8.363648         320,006.3980
============   ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136         15.351902               0.0000
  01/01/2006    to  12/31/2006       15.351902         15.692541             943.5295
  01/01/2007    to  12/31/2007       15.692541         16.056909           1,017.6624
  01/01/2008    to  12/31/2008       16.056909         15.709391          20,514.5850
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301164         10.687313         777,671.6506
  01/01/2005    to  12/31/2005       10.687313         11.604154         899,364.1233
  01/01/2006    to  12/31/2006       11.604154         12.972623         932,223.4427
  01/01/2007    to  12/31/2007       12.972623         13.127531         801,086.3843
  01/01/2008    to  12/31/2008       13.127531          7.642126       1,877,780.8910
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101328         10.391330       3,996,359.1880
  01/01/2005    to  12/31/2005       10.391330         10.949726       5,127,061.1608
  01/01/2006    to  12/31/2006       10.949726         12.061156       5,254,087.6894
  01/01/2007    to  12/31/2007       12.061156         12.441938       5,357,936.7469
  01/01/2008    to  12/31/2008       12.441938          8.329388       7,247,411.5696
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941459         10.107486         179,571.4468
  01/01/2005    to  12/31/2005       10.107486         10.387940         619,534.0776
  01/01/2006    to  12/31/2006       10.387940         11.099798         639,937.3383
  01/01/2007    to  12/31/2007       11.099798         11.563424         812,162.4307
  01/01/2008    to  12/31/2008       11.563424          9.024871       1,089,549.2684
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241214         10.602224       3,727,116.6000
  01/01/2005    to  12/31/2005       10.602224         11.380836       5,704,736.6098
  01/01/2006    to  12/31/2006       11.380836         12.717038       5,940,772.0373
  01/01/2007    to  12/31/2007       12.717038         13.096001       5,626,447.2583
  01/01/2008    to  12/31/2008       13.096001          8.003254       6,222,133.4460
============   ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011402         10.227688       1,174,171.0680
  01/01/2005    to  12/31/2005       10.227688         10.645573       1,733,038.4828
  01/01/2006    to  12/31/2006       10.645573         11.543319       1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319         12.058129       2,371,941.0372
  01/01/2008    to  12/31/2008       12.058129          8.726651       2,408,636.9381
============   ==== ==========       =========         =========       ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008082          6.994767         667,228.4700
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038080          8.930842          55,376.9498
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998082          6.344471       1,190,292.0731
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988083          5.745775         109,505.6773
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088078          6.040337          51,496.4654
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018081          7.666872         491,992.6105
============   ==== ==========       =========         =========       ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.140545         12.045782           5,023.4703
============   ==== ==========       =========         =========       ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         12.803566         163,702.3876
  01/01/2005    to  12/31/2005       12.803566         14.253740         136,325.5664
  01/01/2006    to  12/31/2006       14.253740         19.271313         157,880.1882
  01/01/2007    to  12/31/2007       19.271313         16.093623         149,821.9519
  01/01/2008    to  12/31/2008       16.093623          9.223364         132,254.2543
============   ==== ==========       =========         =========       ==============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         11.943726         200,639.3919
  01/01/2005    to  12/31/2005       11.943726         13.208544         307,360.8379
  01/01/2006    to  12/31/2006       13.208544         15.016817         418,104.5508
  01/01/2007    to  12/31/2007       15.016817         15.211790         415,804.5835
  01/01/2008    to  12/31/2008       15.211790          9.554730         254,830.4232
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.728055         502,035.9448
  01/01/2004    to  12/31/2004       11.728055         13.889348         733,353.6073
  01/01/2005    to  12/31/2005       13.889348         15.592262         643,962.4400
  01/01/2006    to  12/31/2006       15.592262         19.742895         742,984.0450
  01/01/2007    to  12/31/2007       19.742895         19.181531         687,008.4094
  01/01/2008    to  12/31/2008       19.181531         11.141818         564,235.6196
============   ==== ==========       =========         =========       ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989         11.998433         263,550.1272
  01/01/2004    to  12/31/2004       11.998433         13.487739         224,052.4404
  01/01/2005    to  12/31/2005       13.487739         14.322557         160,332.2470
  01/01/2006    to  12/31/2006       14.322557         16.140250         154,272.9954
  01/01/2007    to  12/31/2007       16.140250         15.428895         144,273.1358
  01/01/2008    to  12/31/2008       15.428895          9.353781         129,427.3998
============   ==== ==========       =========         =========         ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.505944          6.697139         707,471.8090
  01/01/2004    to  12/31/2004        6.697139          7.136100         781,225.4021
  01/01/2005    to  12/31/2005        7.136100          7.964706         525,101.1448
  01/01/2006    to  12/31/2006        7.964706          7.690836         495,540.0535
  01/01/2007    to  12/31/2007        7.690836          7.727995         422,370.8947
  01/01/2008    to  12/31/2008        7.727995          4.628049         422,541.5303
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246575         10.619411               0.0000
  01/01/2006    to  12/31/2006       10.619411         11.122610          59,256.6729
  01/01/2007    to  12/31/2007       11.122610         10.283068          71,461.8140
  01/01/2008    to  12/31/2008       10.283068          4.585552          73,675.7912
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562         10.315213           2,215.1197
  01/01/2007    to  12/31/2007       10.315213         12.958474         117,424.9721
  01/01/2008    to  12/31/2008       12.958474          7.734002         104,320.5870
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.066264         652,133.2433
  01/01/2004    to  12/31/2004       16.066264         17.076098         685,346.9420
  01/01/2005    to  12/31/2005       17.076098         17.031269         537,149.8991
  01/01/2006    to  12/31/2006       17.031269         18.267637         542,621.3729
  01/01/2007    to  12/31/2007       18.267637         19.124730         519,702.0840
  01/01/2008    to  12/31/2008       19.124730         15.296064         436,233.8823
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         42.984805         334,537.2375
  01/01/2004    to  12/31/2004       42.984805         47.578964         429,989.9089
  01/01/2005    to  12/31/2005       47.578964         48.341721         351,515.8593
  01/01/2006    to  12/31/2006       48.341721         55.954181         341,504.5455
  01/01/2007    to  12/31/2007       55.954181         57.024330         308,668.0904
  01/01/2008    to  12/31/2008       57.024330         35.674748         276,826.4960
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.259921         15.945964          27,784.5557
============   ==== ==========       =========         =========         ============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.707674         11.575448         303,307.8198
  01/01/2004    to  12/31/2004       11.575448         12.105739         468,862.0298
  01/01/2005    to  12/31/2005       12.105739         12.879664         362,246.6080
  01/01/2006    to  12/31/2006       12.879664         14.451878         329,252.6982
  01/01/2007    to  12/31/2007       14.451878         15.771940         291,662.2626
  01/01/2008    to  12/31/2008       15.771940          9.495398         256,634.6839
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082          6.584222          19,860.7173
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082          7.016687         271,009.5412
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.704481         135,372.7607
  01/01/2004    to  11/19/2004        7.704481          7.890285         166,048.9595
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562         10.453918           3,471.4578
  01/01/2007    to  12/31/2007       10.453918         14.033128          81,889.3680
  01/01/2008    to  12/31/2008       14.033128          6.131668          70,413.5393
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.469098         216,291.5659
  01/01/2004    to  12/31/2004        9.469098         11.124362         522,437.5979
  01/01/2005    to  12/31/2005       11.124362         12.727210         405,795.7495
  01/01/2006    to  12/31/2006       12.727210         15.829364         403,883.4304
  01/01/2007    to  12/31/2007       15.829364         17.620509         445,604.3010
  01/01/2008    to  12/31/2008       17.620509          9.978727         336,070.5402
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.945738       1,199,037.8673
  01/01/2004    to  12/31/2004        7.945738          8.307522       1,304,920.5870
  01/01/2005    to  12/31/2005        8.307522          8.548668         994,431.8974
  01/01/2006    to  12/31/2006        8.548668          9.040556         971,145.3829
  01/01/2007    to  12/31/2007        9.040556         10.152174         883,697.9359
  01/01/2008    to  12/31/2008       10.152174          5.392685         799,549.8858
============   ==== ==========       =========         =========       ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.411529         736,447.3370
  01/01/2004    to  12/31/2004       10.411529         11.152314         986,886.9436
  01/01/2005    to  12/31/2005       11.152314         11.111391         778,414.1933
  01/01/2006    to  12/31/2006       11.111391         10.961391         713,291.4137
  01/01/2007    to  12/31/2007       10.961391         11.933208         682,836.8400
  01/01/2008    to  12/31/2008       11.933208         10.917813         746,570.3257
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.652364         706,866.7231
  01/01/2004    to  12/31/2004       11.652364         12.019969         763,670.5952
  01/01/2005    to  12/31/2005       12.019969         12.077499         699,133.5903
  01/01/2006    to  12/31/2006       12.077499         12.404736         849,038.1120
  01/01/2007    to  12/31/2007       12.404736         13.110413         719,451.5509
  01/01/2008    to  12/31/2008       13.110413         12.935178         776,172.3023
============   ==== ==========       =========         =========         ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564450          9.978019           6,824.1118
  01/01/2008    to  12/31/2008        9.978019          5.705506          48,998.3368
============   ==== ==========       =========         =========         ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316          4.589108         136,427.2265
  01/01/2004    to  12/31/2004        4.589108          4.314826         312,990.2164
  01/01/2005    to  12/31/2005        4.314826          4.707273         199,315.4728
  01/01/2006    to  12/31/2006        4.707273          4.873139         208,861.1208
  01/01/2007    to  12/31/2007        4.873139          6.297612         297,168.9507
  01/01/2008    to  12/31/2008        6.297612          3.437283         217,688.2786
============   ==== ==========       =========         =========         ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.314090          8.474073         149,883.3162
============   ==== ==========       =========         =========         ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.698088          7.769023         196,324.6389
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.110051         711,884.3786
  01/01/2004    to  12/31/2004        6.110051          7.073886         539,705.6911
  01/01/2005    to  12/31/2005        7.073886          7.968314         522,229.9930
  01/01/2006    to  12/31/2006        7.968314          8.313116         501,887.7220
  01/01/2007    to  12/31/2007        8.313116          9.608835         502,456.6517
  01/01/2008    to  12/31/2008        9.608835          5.688596         413,669.4413
============   ==== ==========       =========         =========         ============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.454065         510,324.5346
  01/01/2004    to  12/31/2004       11.454065         14.238069         658,400.3957
  01/01/2005    to  12/31/2005       14.238069         16.157491         582,506.2236
  01/01/2006    to  12/31/2006       16.157491         17.962804         632,083.8801
  01/01/2007    to  12/31/2007       17.962804         17.116257         590,073.6714
  01/01/2008    to  12/31/2008       17.116257         11.802663         437,148.5686
============   ==== ==========       =========         =========       ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         11.088963         163,554.1683
  01/01/2005    to  12/31/2005       11.088963         12.134782         122,346.8702
  01/01/2006    to  12/31/2006       12.134782         12.648888         121,994.0982
  01/01/2007    to  12/31/2007       12.648888         15.429601         147,231.5203
  01/01/2008    to  12/31/2008       15.429601          7.838404         128,201.1462
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562         10.451325          22,966.7521
  01/01/2006    to  12/31/2006       10.451325         11.919227          85,062.7874
  01/01/2007    to  12/31/2007       11.919227         11.419472          96,248.9567
  01/01/2008    to  12/31/2008       11.419472          7.191079          93,244.9518
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.892445          9.973519         458,380.6783
  01/01/2006    to  12/31/2006        9.973519         10.247024         687,210.1040
  01/01/2007    to  12/31/2007       10.247024         10.553046       1,015,568.2644
  01/01/2008    to  12/31/2008       10.553046         10.639004       2,371,488.0135
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666         10.002057         107,542.8246
  01/01/2004    to  12/31/2004       10.002057          9.891100         253,746.9493
  01/01/2005    to  04/30/2005        9.891100          9.892743               0.0000
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.749521         812,394.0970
  01/01/2004    to  12/31/2004       10.749521         11.845032       1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032         12.819984       1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984         14.413047       1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047         14.789310       1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310          8.797857       1,099,658.9712
============   ==== ==========       =========         =========       ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.947388         619,951.3971
  01/01/2004    to  12/31/2004       13.947388         15.027679         769,904.3927
  01/01/2005    to  12/31/2005       15.027679         16.201314         750,785.7937
  01/01/2006    to  12/31/2006       16.201314         17.859135         844,703.5159
  01/01/2007    to  12/31/2007       17.859135         16.306100         761,548.8160
  01/01/2008    to  12/31/2008       16.306100          8.630590         596,165.5651
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.732750         509,533.6949
  01/01/2004    to  12/31/2004        9.732750         10.418212         663,087.6564
  01/01/2005    to  12/31/2005       10.418212         11.623927         515,598.7796
  01/01/2006    to  12/31/2006       11.623927         11.711098         513,916.9419
  01/01/2007    to  12/31/2007       11.711098         12.817358         492,311.6930
  01/01/2008    to  12/31/2008       12.817358          7.991434         434,112.6527
============   ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064695         10.129881               0.0000
============   ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.428700         163,727.6214
  01/01/2004    to  12/31/2004       10.428700         11.300646         287,263.4410
  01/01/2005    to  12/31/2005       11.300646         11.591091         396,623.4327
  01/01/2006    to  12/31/2006       11.591091         13.120340         392,218.9338
  01/01/2007    to  12/31/2007       13.120340         13.532831         377,287.7898
  01/01/2008    to  12/31/2008       13.532831          8.342698         293,287.0335
============   ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212         15.181339             490.4303
  01/01/2006    to  12/31/2006       15.181339         15.502724          25,596.8450
  01/01/2007    to  12/31/2007       15.502724         15.846744          29,409.6249
  01/01/2008    to  12/31/2008       15.846744         15.488235         134,097.4692
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300629         10.685617         496,059.1309
  01/01/2005    to  12/31/2005       10.685617         11.590752         933,205.2691
  01/01/2006    to  12/31/2006       11.590752         12.944726       1,106,411.7940
  01/01/2007    to  12/31/2007       12.944726         13.086132       1,026,255.7098
  01/01/2008    to  12/31/2008       13.086132          7.610366         968,970.0248
============   ==== ==========       =========         =========       ==============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100803         10.389680         3,598,348.2350
  01/01/2005    to  12/31/2005       10.389680         10.937077         7,366,079.1747
  01/01/2006    to  12/31/2006       10.937077         12.035216        10,524,181.7495
  01/01/2007    to  12/31/2007       12.035216         12.402700        12,389,849.2039
  01/01/2008    to  12/31/2008       12.402700          8.294780        12,007,765.4631
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940942         10.105881            89,756.6426
  01/01/2005    to  12/31/2005       10.105881         10.375938           551,207.4189
  01/01/2006    to  12/31/2006       10.375938         11.075921           918,626.7875
  01/01/2007    to  12/31/2007       11.075921         11.526954         1,598,877.3764
  01/01/2008    to  12/31/2008       11.526954          8.987380         2,872,180.7332
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240681         10.600541         3,639,293.8540
  01/01/2005    to  12/31/2005       10.600541         11.367691         6,735,952.1977
  01/01/2006    to  12/31/2006       11.367691         12.689689         9,320,109.9604
  01/01/2007    to  12/31/2007       12.689689         13.054701        12,268,807.7092
  01/01/2008    to  12/31/2008       13.054701          7.969996        12,276,103.0249
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010881         10.226064         1,315,354.3950
  01/01/2005    to  12/31/2005       10.226064         10.633274         2,644,268.1902
  01/01/2006    to  12/31/2006       10.633274         11.518490         3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490         12.020101         4,956,840.2576
  01/01/2008    to  12/31/2008       12.020101          8.690395         5,065,994.1323
============   ==== ==========       =========         =========        ===============

                         1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008027          6.992356         1,720,445.9303
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038026          8.927771            28,139.0758
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998027          6.342282         1,769,045.5680
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988028          5.743791           128,385.4757
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088023          6.038254            39,234.0356
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018026          7.664231           681,564.1327
============   ==== ==========       =========         =========         ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.046652         11.971652            11,511.4523
============   ==== ==========       =========         =========         ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521         12.799274           214,119.3092
  01/01/2005    to  12/31/2005       12.799274         14.241861           441,658.2120
  01/01/2006    to  12/31/2006       14.241861         19.245665           320,390.7743
  01/01/2007    to  12/31/2007       19.245665         16.064120           249,511.4729
  01/01/2008    to  12/31/2008       16.064120          9.201824           233,787.8379
============   ==== ==========       =========         =========         ==============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521         11.939720           269,252.5508
  01/01/2005    to  12/31/2005       11.939720         13.197536           349,356.2707
  01/01/2006    to  12/31/2006       13.197536         14.996823           366,355.5134
  01/01/2007    to  12/31/2007       14.996823         15.183900           272,368.6003
  01/01/2008    to  12/31/2008       15.183900          9.532418           195,491.9278
============   ==== ==========       =========         =========         ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.925670                10.0000
  01/01/2002    to  12/31/2002       10.925670          8.789245            23,744.1676
  01/01/2003    to  12/31/2003        8.789245         11.651185           614,792.3152
  01/01/2004    to  12/31/2004       11.651185         13.791399           844,731.6342
  01/01/2005    to  12/31/2005       13.791399         15.474588           837,023.8301
  01/01/2006    to  12/31/2006       15.474588         19.584134           745,520.9303
  01/01/2007    to  12/31/2007       19.584134         19.017716           627,653.5260
  01/01/2008    to  12/31/2008       19.017716         11.041112           460,978.6793
============   ==== ==========       =========         =========         ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.981256            1,158.6675
  01/01/2002    to  12/31/2002       10.981256          9.618604           12,911.9264
  01/01/2003    to  12/31/2003        9.618604         11.919827          422,071.7829
  01/01/2004    to  12/31/2004       11.919827         13.392661          368,115.1203
  01/01/2005    to  12/31/2005       13.392661         14.214507          308,960.7342
  01/01/2006    to  12/31/2006       14.214507         16.010503          278,322.4644
  01/01/2007    to  12/31/2007       16.010503         15.297171          242,339.9123
  01/01/2008    to  12/31/2008       15.297171          9.269262          172,029.0776
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.790426          7.285235            5,330.5546
  01/01/2002    to  12/31/2002        7.285235          5.163465           89,241.3611
  01/01/2003    to  12/31/2003        5.163465          6.638491          936,260.0392
  01/01/2004    to  12/31/2004        6.638491          7.070062        2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062          7.887068        1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068          7.612069        1,355,423.3051
  01/01/2007    to  12/31/2007        7.612069          7.645002        1,041,174.5476
  01/01/2008    to  12/31/2008        7.645002          4.576046          889,722.4014
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246477         10.618538           28,040.4414
  01/01/2006    to  12/31/2006       10.618538         11.116150          367,326.8825
  01/01/2007    to  12/31/2007       11.116150         10.271927          243,054.4120
  01/01/2008    to  12/31/2008       10.271927          4.578276          255,592.6761
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521         10.311750              156.2923
  01/01/2007    to  12/31/2007       10.311750         12.947617           80,801.0690
  01/01/2008    to  12/31/2008       12.947617          7.723640           67,446.3153
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958495         13.934910           41,643.4787
  01/01/2002    to  12/31/2002       13.934910         13.607857          183,438.0434
  01/01/2003    to  12/31/2003       13.607857         15.925780        1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780         16.918301        1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301         16.865474        1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474         18.080789          883,966.3053
  01/01/2007    to  12/31/2007       18.080789         18.919602          722,771.4459
  01/01/2008    to  12/31/2008       18.919602         15.124411          584,225.4541
============   ==== ==========       =========         =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.907383         41.263886        62,136.3978
  01/01/2002    to  12/31/2002       41.263886         33.183838       193,615.0006
  01/01/2003    to  12/31/2003       33.183838         42.608637       694,811.9466
  01/01/2004    to  12/31/2004       42.608637         47.138957       782,579.5836
  01/01/2005    to  12/31/2005       47.138957         47.870784       706,835.4937
  01/01/2006    to  12/31/2006       47.870784         55.381470       634,180.4254
  01/01/2007    to  12/31/2007       55.381470         56.412292       488,664.9173
  01/01/2008    to  12/31/2008       56.412292         35.274100       423,441.9663
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.701441         16.230660       189,869.0687
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.841568            60.8234
  01/01/2002    to  12/31/2002       11.841568          8.431404        49,027.0668
  01/01/2003    to  12/31/2003        8.431404         11.499598       381,795.2233
  01/01/2004    to  12/31/2004       11.499598         12.020385       597,576.0166
  01/01/2005    to  12/31/2005       12.020385         12.782480       817,804.6238
  01/01/2006    to  12/31/2006       12.782480         14.335678       626,501.9730
  01/01/2007    to  12/31/2007       14.335678         15.637262       585,719.6194
  01/01/2008    to  12/31/2008       15.637262          9.409582       507,753.1697
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027          6.581951        28,919.6475
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027          7.014269       378,262.6209
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.188716          8.040755         3,993.1489
  01/01/2002    to  12/31/2002        8.040755          6.253646        38,626.0334
  01/01/2003    to  12/31/2003        6.253646          7.637036       224,000.1853
  01/01/2004    to  11/19/2004        7.637036          7.817754       212,619.4835
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521         10.450406         9,664.2596
  01/01/2007    to  12/31/2007       10.450406         14.021368        75,218.3346
  01/01/2008    to  12/31/2008       14.021368          6.123445       217,663.3260
============   ==== ==========       =========         =========       ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739093          8.354994            2,838.0714
  01/01/2002    to  12/31/2002        8.354994          7.237479           78,810.0767
  01/01/2003    to  12/31/2003        7.237479          9.386204          329,880.9111
  01/01/2004    to  12/31/2004        9.386204         11.021453          907,434.3050
  01/01/2005    to  12/31/2005       11.021453         12.607434        1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434         15.680393        1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393         17.454683          828,521.3989
  01/01/2008    to  12/31/2008       17.454683          9.884817          588,021.2914
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.579351          8.440489           10,882.6021
  01/01/2002    to  12/31/2002        8.440489          6.239188          183,738.0480
  01/01/2003    to  12/31/2003        6.239188          7.876171        1,617,537.5980
  01/01/2004    to  12/31/2004        7.876171          8.230659        2,057,514.8250
  01/01/2005    to  12/31/2005        8.230659          8.465353        1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353          8.947983        1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983         10.043168        1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168          5.332099          993,381.0298
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.408048          905,824.8266
  01/01/2004    to  12/31/2004       10.408048         11.142998        1,303,099.0940
  01/01/2005    to  12/31/2005       11.142998         11.096573        1,077,939.2457
  01/01/2006    to  12/31/2006       11.096573         10.941314          951,956.8605
  01/01/2007    to  12/31/2007       10.941314         11.905367          761,114.7117
  01/01/2008    to  12/31/2008       11.905367         10.886879          628,379.5045
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.074541         10.503380            7,939.7406
  01/01/2002    to  12/31/2002       10.503380         11.274776          350,470.5383
  01/01/2003    to  12/31/2003       11.274776         11.550473        1,496,751.5824
  01/01/2004    to  12/31/2004       11.550473         11.908891        2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891         11.959923        1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923         12.277851        1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851         12.969788        1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788         12.790020        1,298,575.9372
============   ==== ==========       =========         =========        ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564292          9.977183            9,938.1847
  01/01/2008    to  12/31/2008        9.977183          5.702159          213,804.3003
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        6.761420          6.074341            1,856.7190
  01/01/2002    to  12/31/2002        6.074341          2.939266           12,119.9922
  01/01/2003    to  12/31/2003        2.939266          4.548861          164,020.3205
  01/01/2004    to  12/31/2004        4.548861          4.274839          426,221.9721
  01/01/2005    to  12/31/2005        4.274839          4.661325          372,468.2153
  01/01/2006    to  12/31/2006        4.661325          4.823166          339,909.0895
  01/01/2007    to  12/31/2007        4.823166          6.229901          296,934.7843
  01/01/2008    to  12/31/2008        6.229901          3.398616          201,977.2869
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.301144          8.460286           87,036.9202
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.686099          7.756380           57,831.2657
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614667          8.210931            6,367.6263
  01/01/2002    to  12/31/2002        8.210931          4.512937          148,563.8294
  01/01/2003    to  12/31/2003        4.512937          6.056532        1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532          7.008410        1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410          7.890626        1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626          8.227961          894,709.4546
  01/01/2007    to  12/31/2007        8.227961          9.505627          924,956.0286
  01/01/2008    to  12/31/2008        9.505627          5.624666          627,621.3948
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.210477           42,984.0519
  01/01/2003    to  12/31/2003        8.210477         11.404493          722,639.6064
  01/01/2004    to  12/31/2004       11.404493         14.169346          832,311.1906
  01/01/2005    to  12/31/2005       14.169346         16.071495          750,702.2762
  01/01/2006    to  12/31/2006       16.071495         17.858290          704,913.6963
  01/01/2007    to  12/31/2007       17.858290         17.008110          491,512.3578
  01/01/2008    to  12/31/2008       17.008110         11.722197          501,050.8223
============   ==== ==========       =========         =========        ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521         11.085242          190,130.9966
  01/01/2005    to  12/31/2005       11.085242         12.124664          136,071.5114
  01/01/2006    to  12/31/2006       12.124664         12.632037          137,547.2820
  01/01/2007    to  12/31/2007       12.632037         15.401303          129,885.6461
  01/01/2008    to  12/31/2008       15.401303          7.820092          115,997.7577
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521         10.447819           73,067.2632
  01/01/2006    to  12/31/2006       10.447819         11.909290          147,636.9975
  01/01/2007    to  12/31/2007       11.909290         11.404215          160,904.1045
  01/01/2008    to  12/31/2008       11.404215          7.177860          135,640.6151
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799354          9.876390          447,409.0187
  01/01/2006    to  12/31/2006        9.876390         10.142173          864,570.9573
  01/01/2007    to  12/31/2007       10.142173         10.439815          856,002.8871
  01/01/2008    to  12/31/2008       10.439815         10.519575        1,816,844.5984
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041115         10.122589           10,516.7910
  01/01/2002    to  12/31/2002       10.122589         10.050994          226,239.9556
  01/01/2003    to  12/31/2003       10.050994          9.914562          253,610.2645
  01/01/2004    to  12/31/2004        9.914562          9.799660          229,972.3926
  01/01/2005    to  04/30/2005        9.799660          9.799690            2,245.9017
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196255         10.124913           16,457.1567
  01/01/2002    to  12/31/2002       10.124913          8.298345          202,643.9669
  01/01/2003    to  12/31/2003        8.298345         10.655482        1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482         11.735525        2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525         12.695134        2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134         14.265570        1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570         14.630624        1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624          8.699080        1,318,175.6319
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.163146         11.910526            5,807.5593
  01/01/2002    to  12/31/2002       11.910526         10.637413          108,947.6561
  01/01/2003    to  12/31/2003       10.637413         13.825385          790,096.7979
  01/01/2004    to  12/31/2004       13.825385         14.888758          751,116.7984
  01/01/2005    to  12/31/2005       14.888758         16.043544          672,683.9022
  01/01/2006    to  12/31/2006       16.043544         17.676407          585,909.8382
  01/01/2007    to  12/31/2007       17.676407         16.131145          436,474.4776
  01/01/2008    to  12/31/2008       16.131145          8.533693          377,907.7540
============   ==== ==========       =========         =========        ==============

                         1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.607663           116,797.5739
  01/01/2003    to  12/31/2003        7.607663          9.690594           693,976.7877
  01/01/2004    to  12/31/2004        9.690594         10.367887         1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887         11.562016           829,752.7829
  01/01/2006    to  12/31/2006       11.562016         11.642913           734,085.5057
  01/01/2007    to  12/31/2007       11.642913         12.736327           586,119.8675
  01/01/2008    to  12/31/2008       12.736327          7.936920           527,842.6455
============   ==== ==========       =========         =========        ===============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064543         10.129022               151.0011
============   ==== ==========       =========         =========        ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.839954            16,945.1694
  01/01/2002    to  12/31/2002       10.839954          8.249162            58,698.7199
  01/01/2003    to  12/31/2003        8.249162         10.360344           175,602.3744
  01/01/2004    to  12/31/2004       10.360344         11.220948           238,445.5579
  01/01/2005    to  12/31/2005       11.220948         11.505159           288,646.7270
  01/01/2006    to  12/31/2006       11.505159         13.019175           345,337.9029
  01/01/2007    to  12/31/2007       13.019175         13.424435           284,178.8531
  01/01/2008    to  12/31/2008       13.424435          8.273378           270,144.6858
============   ==== ==========       =========         =========        ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382         15.096769                 0.0000
  01/01/2006    to  12/31/2006       15.096769         15.408678            12,178.5029
  01/01/2007    to  12/31/2007       15.408678         15.742695            18,483.9709
  01/01/2008    to  12/31/2008       15.742695         15.378827            14,224.6665
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300361         10.684769           770,710.4046
  01/01/2005    to  12/31/2005       10.684769         11.584057         1,453,588.0931
  01/01/2006    to  12/31/2006       11.584057         12.930800         1,628,008.7238
  01/01/2007    to  12/31/2007       12.930800         13.065482         1,412,136.3213
  01/01/2008    to  12/31/2008       13.065482          7.594535         2,095,952.6013
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100540         10.388855         4,952,534.8100
  01/01/2005    to  12/31/2005       10.388855         10.930758        10,550,036.2918
  01/01/2006    to  12/31/2006       10.930758         12.022266        13,290,375.5830
  01/01/2007    to  12/31/2007       12.022266         12.383127        16,411,173.0140
  01/01/2008    to  12/31/2008       12.383127          8.277530        17,988,455.9112
============   ==== ==========       =========         =========        ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940683         10.105078           98,200.4986
  01/01/2005    to  12/31/2005       10.105078         10.369941          410,833.9250
  01/01/2006    to  12/31/2006       10.369941         11.064002          614,186.3552
  01/01/2007    to  12/31/2007       11.064002         11.508762        1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762          8.968693        1,635,860.6121
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240415         10.599700        4,070,272.4060
  01/01/2005    to  12/31/2005       10.599700         11.361125        8,659,604.2002
  01/01/2006    to  12/31/2006       11.361125         12.676036       11,369,186.8771
  01/01/2007    to  12/31/2007       12.676036         13.034100       15,838,198.3746
  01/01/2008    to  12/31/2008       13.034100          7.953419       16,996,458.2720
============   ==== ==========       =========         =========       ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010620         10.225252        1,018,815.0550
  01/01/2005    to  12/31/2005       10.225252         10.627130        2,765,842.5590
  01/01/2006    to  12/31/2006       10.627130         11.506096        3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096         12.001131        4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131          8.672324        4,853,593.9947
============   ==== ==========       =========         =========       ===============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2008. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




CLASS AA





                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2001    to  12/31/2001       12.636353          9.553604         664,625.8199
  01/01/2002    to  12/31/2002        9.553604          7.944031         568,164.5820
  01/01/2003    to  12/31/2003        7.944031         10.110304         476,838.2297
  01/01/2004    to  12/31/2004       10.110304         12.362600         396,902.1394
  01/01/2005    to  12/31/2005       12.362600         14.376903          66,070.9012
  01/01/2006    to  12/31/2006       14.376903         18.180489          68,472.2828
  01/01/2007    to  12/31/2007       18.180489         20.559009          49,045.1493
  01/01/2008    to  12/31/2008       20.559009         12.089678          39,057.5895
============   ==== ==========       =========         =========         ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.707071          7.929173           3,117.1889
  01/01/2003    to  12/31/2003        7.929173         10.055097          24,060.5342
  01/01/2004    to  12/31/2004       10.055097         12.265257          28,590.1629
  01/01/2005    to  12/31/2005       12.265257         14.236421         205,094.0893
  01/01/2006    to  12/31/2006       14.236421         17.953306         159,703.7512
  01/01/2007    to  12/31/2007       17.953306         20.253814          92,205.7561
  01/01/2008    to  12/31/2008       20.253814         11.877065          83,417.3222
============   ==== ==========       =========         =========         ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897         11.141971          22,278.9642
  01/01/2002    to  12/31/2002       11.141971          9.102437          87,919.7110
  01/01/2003    to  12/31/2003        9.102437         11.671358         229,135.5001
  01/01/2004    to  12/31/2004       11.671358         12.801496         332,212.3641
  01/01/2005    to  12/31/2005       12.801496         13.327240         226,031.4563
  01/01/2006    to  12/31/2006       13.327240         15.761654         215,478.7936
  01/01/2007    to  12/31/2007       15.761654         15.739100         208,895.1439
  01/01/2008    to  12/31/2008       15.739100          8.875095         167,864.2867
============   ==== ==========       =========         =========         ============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   04/02/2001                             to  12/31/2001        9.492602          8.918168         124,344.3071
   01/01/2002                             to  12/31/2002        8.918168          7.161705         343,127.8534
   01/01/2003                             to  12/31/2003        7.161705          9.337160         888,830.8003
   01/01/2004                             to  12/31/2004        9.337160         10.912970       2,184,812.2340
   01/01/2005                             to  12/31/2005       10.912970         11.856027       2,233,624.4401
   01/01/2006                             to  12/31/2006       11.856027         14.198986       1,712,855.8537
   01/01/2007                             to  12/31/2007       14.198986         16.164643       1,094,311.3935
   01/01/2008                             to  12/31/2008       16.164643          9.503099         930,983.3379
=============                            ==== ==========       =========         =========       ==============
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
   01/01/2001                             to  12/31/2001       11.317860         11.732665         128,180.2900
   01/01/2002                             to  04/25/2002       11.732665         11.704773               0.0000
=============                            ==== ==========       =========         =========       ==============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
   01/01/2001                             to  12/31/2001        6.512676          4.259904         224,343.7457
   01/01/2002                             to  04/25/2002        4.259904          3.441767               0.0000
=============                            ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.045581          7.011667         109,776.8648
=============                            ==== ==========       =========         =========       ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        6.450129          6.359814          86,154.4539
=============                            ==== ==========       =========         =========       ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.650957          7.685380          78,370.5567
=============                            ==== ==========       =========         =========       ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       12.486848         14.337160       1,826,252.7164
   01/01/2006                             to  12/31/2006       14.337160         19.451786       1,361,142.4992
   01/01/2007                             to  12/31/2007       19.451786         16.301648         962,662.9505
   01/01/2008                             to  12/31/2008       16.301648          9.375546         898,902.5035
=============                            ==== ==========       =========         =========       ==============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN REAL ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
   04/24/2001                             to  12/31/2001        9.045983         10.192752         204,885.1247
   01/01/2002                             to  12/31/2002       10.192752         10.282946         800,975.3838
   01/01/2003                             to  12/31/2003       10.282946         14.097215       1,555,852.4391
   01/01/2004                             to  12/31/2004       14.097215         18.804577       1,452,691.2700
   01/01/2005                             to  04/30/2005       18.804577         18.035334               0.0000
=============                            ==== ==========       =========         =========       ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
   04/10/2001                             to  12/31/2001       13.360301         12.767316         470,072.5692
   01/01/2002                             to  12/31/2002       12.767316          8.706807       2,113,730.7035
   01/01/2003                             to  12/31/2003        8.706807         10.592078       4,554,054.0816
   01/01/2004                             to  04/30/2004       10.592078         10.484133       5,323,210.0380
=============                            ==== ==========       =========         =========       ==============
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       17.111181         17.140791          82,635.2154
   01/01/2002                             to  12/31/2002       17.140791         12.656819         155,704.3180
   01/01/2003                             to  04/25/2003       12.656819         13.147480         160,967.6375
=============                            ==== ==========       =========         =========       ==============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       11.366251         10.512950          55,985.1519
   01/01/2002                             to  12/31/2002       10.512950          8.654755          90,565.8220
   01/01/2003                             to  04/25/2003        8.654755          8.409175          92,264.6800
=============                            ==== ==========       =========         =========       ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.676092         15.683126         238,549.1532
   01/01/2008                             to  12/31/2008       15.683126          9.541425         224,016.7438
=============                            ==== ==========       =========         =========       ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   04/02/2001                             to  12/31/2001       13.031953         14.261437          15,163.7089
   01/01/2002                             to  12/31/2002       14.261437         11.082847          74,302.4014
   01/01/2003                             to  12/31/2003       11.082847         14.019403          76,164.4938
   01/01/2004                             to  12/31/2004       14.019403         16.357674          73,351.1346
   01/01/2005                             to  12/31/2005       16.357674         17.709541          73,011.7709
   01/01/2006                             to  12/31/2006       17.709541         20.017152          83,759.6956
   01/01/2007                             to  04/27/2007       20.017152         21.761503               0.0000
=============                            ==== ==========       =========         =========       ==============

                         1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.604499          7.177933         6,485,668.7830
  01/01/2005    to  12/31/2005        7.177933          8.039394         5,443,794.3614
  01/01/2006    to  12/31/2006        8.039394          7.790114         4,535,165.1771
  01/01/2007    to  12/31/2007        7.790114          7.855354         3,569,204.5839
  01/01/2008    to  12/31/2008        7.855354          4.720908         3,194,091.4869
============   ==== ==========       =========         =========         ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.417047         11.167932         2,202,980.2348
  01/01/2007    to  12/31/2007       11.167932         10.361388         1,673,293.9561
  01/01/2008    to  12/31/2008       10.361388          4.636803         1,882,751.0198
============   ==== ==========       =========         =========         ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.286021           908,439.4110
  01/01/2003    to  12/31/2003        8.286021          9.930208         3,162,560.7085
  01/01/2004    to  12/31/2004        9.930208         10.885772         2,691,165.1000
  01/01/2005    to  12/31/2005       10.885772         11.475744         2,311,782.1769
  01/01/2006    to  04/30/2006       11.475744         11.993749         2,261,675.0287
============   ==== ==========       =========         =========         ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       16.252965         17.331204            36,833.2372
  01/01/2005    to  12/31/2005       17.331204         17.400043            31,739.2252
  01/01/2006    to  12/31/2006       17.400043         18.763978            22,140.1477
  01/01/2007    to  12/31/2007       18.763978         19.768898            18,560.8540
  01/01/2008    to  12/31/2008       19.768898         15.906610            10,480.7584
============   ==== ==========       =========         =========         ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  01/01/2001    to  12/31/2001        8.811079          7.395337           468,387.8616
  01/01/2002    to  12/31/2002        7.395337          7.198007           323,299.5294
  01/01/2003    to  12/31/2003        7.198007          8.875049           276,076.0951
  01/01/2004    to  04/30/2004        8.875049          9.011550           264,373.3047
============   ==== ==========       =========         =========         ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.960333         13.978494           427,018.4732
  01/01/2002    to  12/31/2002       13.978494         13.705136         1,393,924.5153
  01/01/2003    to  12/31/2003       13.705136         16.103871         2,032,567.5116
  01/01/2004    to  12/31/2004       16.103871         17.176230         1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230         17.191034         3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034         18.503458         2,724,436.6780
  01/01/2007    to  12/31/2007       18.503458         19.439891         2,385,792.5670
  01/01/2008    to  12/31/2008       19.439891         15.602834         1,972,521.5350
============   ==== ==========       =========         =========         ==============

                         1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT
(SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531          9.539603           122,703.2376
  01/01/2002    to  12/31/2002        9.539603          9.625843           987,234.4373
  01/01/2003    to  12/31/2003        9.625843         11.172186         2,171,798.1162
  01/01/2004    to  12/31/2004       11.172186         11.988395         2,362,004.2980
  01/01/2005    to  04/30/2005       11.988395         11.606763                 0.0000
============   ==== ==========       =========         =========        ===============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE CLASS
2))
  04/26/2001    to  12/31/2001       10.000000          9.025089             3,202.8283
  01/01/2002    to  12/31/2002        9.025089          9.193222            20,904.6195
  01/01/2003    to  12/31/2003        9.193222         11.490888            47,749.3763
  01/01/2004    to  12/31/2004       11.490888         12.393944            50,126.3988
  01/01/2005    to  04/30/2005       12.393944         11.919231                 0.0000
============   ==== ==========       =========         =========        ===============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.607266           100,477.5549
  01/01/2002    to  12/31/2002       10.607266          7.412032           253,970.1795
  01/01/2003    to  04/25/2003        7.412032          7.526499           250,998.5575
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       43.409333         48.171871        17,755,835.6527
  01/01/2005    to  12/31/2005       48.171871         49.250312           663,334.8802
  01/01/2006    to  12/31/2006       49.250312         57.322718           549,747.6577
  01/01/2007    to  12/31/2007       57.322718         58.790098           462,648.1547
  01/01/2008    to  12/31/2008       58.790098         36.989355           408,615.4821
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  01/01/2001    to  12/31/2001       14.080792         12.153563         6,321,722.1292
  01/01/2002    to  12/31/2002       12.153563          8.357993         5,277,323.5450
  01/01/2003    to  12/31/2003        8.357993         10.308953         4,466,130.8709
  01/01/2004    to  04/30/2004       10.308953         10.119601           607,173.0361
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
  01/01/2001    to  12/31/2001        9.096785          8.223442         2,575,460.0844
  01/01/2002    to  12/31/2002        8.223442          6.538203         4,965,326.8122
  01/01/2003    to  12/31/2003        6.538203          8.339884         6,117,756.3340
  01/01/2004    to  04/30/2004        8.339884          8.419097         5,747,783.6630
============   ==== ==========       =========         =========        ===============

                                     1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   01/01/2001                             to  12/31/2001        9.680632          8.656980         687,415.6274
   01/01/2002                             to  12/31/2002        8.656980          7.568604         578,096.8354
   01/01/2003                             to  12/31/2003        7.568604          9.281577         476,521.2632
   01/01/2004                             to  04/30/2004        9.281577          9.460724         455,443.1368
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       39.912615         41.392944         684,910.9575
   01/01/2002                             to  12/31/2002       41.392944         33.421284       1,901,887.6773
   01/01/2003                             to  12/31/2003       33.421284         43.085314       2,623,558.9144
   01/01/2004                             to  12/31/2004       43.085314         47.857828       3,301,798.7060
   01/01/2005                             to  12/31/2005       47.857828         48.795052       3,001,774.1986
   01/01/2006                             to  12/31/2006       48.795052         56.676303       2,604,255.8159
   01/01/2007                             to  12/31/2007       56.676303         57.963907       2,274,885.1085
   01/01/2008                             to  12/31/2008       57.963907         36.390485       1,902,966.3943
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.833047          8.340204          36,078.3700
   01/01/2003                             to  12/31/2003        8.340204         10.266421          72,957.4716
   01/01/2004                             to  04/30/2004       10.266421         10.067069          77,912.3154
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCE BERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000          9.976213          13,032.8241
   01/01/2002                             to  12/31/2002        9.976213          8.563449          49,381.0843
   01/01/2003                             to  12/31/2003        8.563449         10.847816          65,970.9174
   01/01/2004                             to  04/30/2004       10.847816         10.875436          62,220.8926
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   04/12/2001                             to  12/31/2001       11.957464         12.232460         244,139.7749
   01/01/2002                             to  12/31/2002       12.232460         10.637552         788,350.8203
   01/01/2003                             to  12/31/2003       10.637552         13.127728       1,149,118.8134
   01/01/2004                             to  04/30/2004       13.127728         13.339526       1,161,540.2930
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
   04/10/2001                             to  12/31/2001       12.663647         12.763839          10,596.6848
   01/01/2002                             to  12/31/2002       12.763839         10.622335          24,008.7465
   01/01/2003                             to  12/31/2003       10.622335         13.876698          26,033.6282
   01/01/2004                             to  04/30/2004       13.876698         13.962049          25,795.2714
=============                            ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.447743         23.866772         231,213.3040
  01/01/2005    to  12/31/2005       23.866772         25.484343         195,146.9237
  01/01/2006    to  12/31/2006       25.484343         28.270682         160,298.5746
  01/01/2007    to  12/31/2007       28.270682         28.125704         135,922.7822
  01/01/2008    to  12/31/2008       28.125704         17.012216         120,939.4366
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  01/01/2001    to  12/31/2001       11.163438         12.429283         899,400.7731
  01/01/2002    to  12/31/2002       12.429283         10.709523         859,930.0905
  01/01/2003    to  12/31/2003       10.709523         13.619029         725,841.1692
  01/01/2004    to  04/30/2004       13.619029         14.047055         695,955.1376
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.457790         428,822.3630
  01/01/2002    to  12/31/2002       17.457790         15.565227       1,485,451.0428
  01/01/2003    to  12/31/2003       15.565227         19.320918       2,509,611.0808
  01/01/2004    to  12/31/2004       19.320918         23.719979       3,321,767.9430
  01/01/2005    to  12/31/2005       23.719979         25.273416       3,241,302.0816
  01/01/2006    to  12/31/2006       25.273416         27.957521       2,755,632.5016
  01/01/2007    to  12/31/2007       27.957521         27.732058       2,294,755.3848
  01/01/2008    to  12/31/2008       27.732058         16.742026       1,991,599.9433
============   ==== ==========       =========         =========       ==============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.940428         14.770303           6,123.9905
  01/01/2007    to  12/31/2007       14.770303         16.299852         196,512.1398
  01/01/2008    to  12/31/2008       16.299852          9.218816         156,944.7812
============   ==== ==========       =========         =========       ==============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2001    to  12/31/2001       14.746962         11.183281       3,737,753.9281
  01/01/2002    to  12/31/2002       11.183281          8.341693       3,126,907.2250
  01/01/2003    to  12/31/2003        8.341693         10.654094       2,649,822.8147
  01/01/2004    to  12/31/2004       10.654094         11.201681       2,158,508.7430
  01/01/2005    to  12/31/2005       11.201681         12.022461         302,133.2442
  01/01/2006    to  12/31/2006       12.022461         12.602674         262,539.9468
  01/01/2007    to  04/27/2007       12.602674         13.454401               0.0000
============   ==== ==========       =========         =========       ==============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  04/30/2007    to  12/31/2007       15.305213         15.996159          28,616.4484
  01/01/2008    to  12/31/2008       15.996159          9.035026          22,387.8925
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES II))
  05/01/2002    to  12/31/2002       10.501043          8.332567           23,673.5293
  01/01/2003    to  12/31/2003        8.332567         10.614723           47,106.1997
  01/01/2004    to  12/31/2004       10.614723         11.129593           50,240.5099
  01/01/2005    to  12/31/2005       11.129593         11.916798           52,869.8159
  01/01/2006    to  12/31/2006       11.916798         12.463475           48,572.8375
  01/01/2007    to  04/27/2007       12.463475         13.292608                0.0000
============   ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.425372         13.000440        2,020,100.7834
  01/01/2006    to  12/31/2006       13.000440         14.638413        1,486,644.8875
  01/01/2007    to  12/31/2007       14.638413         16.031837        1,056,076.1624
  01/01/2008    to  12/31/2008       16.031837          9.685902          952,948.0137
============   ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY
SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419          8.041413          339,261.6011
  01/01/2002    to  12/31/2002        8.041413          5.407779        1,715,155.3382
  01/01/2003    to  12/31/2003        5.407779          7.115415        3,402,205.5545
  01/01/2004    to  12/31/2004        7.115415          7.451877        4,158,138.6440
  01/01/2005    to  04/30/2005        7.451877          6.399259                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.493454          6.189533        1,102,739.6876
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
  04/10/2001    to  12/31/2001        6.977784          6.977321          211,020.5218
  01/01/2002    to  12/31/2002        6.977321          6.870187          757,442.5011
  01/01/2003    to  12/31/2003        6.870187         10.364889        1,383,424.3135
  01/01/2004    to  12/31/2004       10.364889         12.746084        1,614,795.1460
  01/01/2005    to  12/31/2005       12.746084         16.016930        1,419,387.9749
  01/01/2006    to  12/31/2006       16.016930         20.231568          989,345.1918
  01/01/2007    to  12/31/2007       20.231568         25.691211          630,239.4306
  01/01/2008    to  04/25/2008       25.691211         23.386805                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.799014         11.267259           25,779.3696
  01/01/2005    to  12/31/2005       11.267259         12.974461           18,054.0106
  01/01/2006    to  12/31/2006       12.974461         16.237795           16,068.5701
  01/01/2007    to  12/31/2007       16.237795         18.189039           15,521.5147
  01/01/2008    to  12/31/2008       18.189039         10.356497           12,347.6321
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  01/01/2001    to  12/31/2001       10.265271          7.187549           78,823.1006
  01/01/2002    to  12/31/2002        7.187549          5.643647           85,518.4811
  01/01/2003    to  12/31/2003        5.643647          6.929297           88,768.6490
  01/01/2004    to  04/30/2004        6.929297          6.999389           86,959.4433
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  01/01/2001    to  12/31/2001       12.693239          9.740698          272,431.4752
  01/01/2002    to  12/31/2002        9.740698          7.843897          226,679.7492
  01/01/2003    to  12/31/2003        7.843897         10.480095          190,302.6307
  01/01/2004    to  04/30/2004       10.480095         10.233746          176,044.3622
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000          8.381159            1,897.7385
  01/01/2002    to  12/31/2002        8.381159          7.289280          169,447.2031
  01/01/2003    to  12/31/2003        7.289280          9.491245          391,993.5801
  01/01/2004    to  12/31/2004        9.491245         11.189560        2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560         12.850864        3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864         16.047013        2,795,017.9181
  01/01/2007    to  12/31/2007       16.047013         17.934775        2,133,704.5264
  01/01/2008    to  12/31/2008       17.934775         10.197634        1,899,633.7142
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       10.870934          9.723656            4,080.5123
  01/01/2002    to  12/31/2002        9.723656          8.281257            8,940.5821
  01/01/2003    to  12/31/2003        8.281257         10.878096           13,558.6698
  01/01/2004    to  04/30/2004       10.878096         10.787203           11,705.2893
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
  04/10/2001    to  12/31/2001       14.406299         12.931708          300,519.6759
  01/01/2002    to  12/31/2002       12.931708         10.498595        1,411,610.8134
  01/01/2003    to  12/31/2003       10.498595         13.306143        2,339,969.8435
  01/01/2004    to  12/31/2004       13.306143         15.245624        1,501,358.5670
  01/01/2005    to  04/30/2005       15.245624         14.807213            1,071.7993
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
  04/10/2001    to  12/31/2001        7.574525          6.129472         166,195.8488
  01/01/2002    to  12/31/2002        6.129472          4.918752         672,005.5566
  01/01/2003    to  12/31/2003        4.918752          6.185145         879,926.4693
  01/01/2004    to  04/30/2004        6.185145          6.288503         800,827.6680
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        7.869183          8.356218       1,766,428.8260
  01/01/2005    to  12/31/2005        8.356218          8.628835       1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835          9.157247       1,425,858.4507
  01/01/2007    to  12/31/2007        9.157247         10.319460       1,164,149.7768
  01/01/2008    to  12/31/2008       10.319460          5.500886       1,031,663.6827
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.945879          8.832633         254,256.3486
  01/01/2002    to  12/31/2002        8.832633          7.238554         958,736.0587
  01/01/2003    to  12/31/2003        7.238554          8.624669       1,259,758.8321
  01/01/2004    to  04/30/2004        8.624669          8.667666       1,185,779.5740
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.119154          7.869049           9,417.5072
  01/01/2002    to  12/31/2002        7.869049          5.996300          19,710.4356
  01/01/2003    to  12/31/2003        5.996300          7.291438          16,449.6681
  01/01/2004    to  04/30/2004        7.291438          7.202509          16,315.5738
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.749005         10.837961          22,977.1182
  01/01/2002    to  12/31/2002       10.837961          8.045246          62,932.0995
  01/01/2003    to  12/31/2003        8.045246          9.866625          81,893.8742
  01/01/2004    to  04/30/2004        9.866625         10.053375          74,479.0637
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000         10.536235           4,043.6868
  01/01/2002    to  12/31/2002       10.536235         11.355362       1,422,743.2633
  01/01/2003    to  12/31/2003       11.355362         11.679662       4,213,613.6020
  01/01/2004    to  12/31/2004       11.679662         12.090485       8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485         12.190831       8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831         12.564918       6,897,540.2797
  01/01/2007    to  12/31/2007       12.564918         13.326509       4,996,074.1802
  01/01/2008    to  12/31/2008       13.326509         13.194597       4,115,797.8116
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663         13.402074         227,671.1262
  01/01/2002    to  12/31/2002       13.402074         14.351445       1,148,656.5980
  01/01/2003    to  12/31/2003       14.351445         14.683714       2,203,544.5312
  01/01/2004    to  11/19/2004       14.683714         15.066905       2,618,055.6020
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME EFT SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.130031         177,567.9882
  01/01/2006    to  12/31/2006       10.130031         11.160973         628,400.9759
  01/01/2007    to  12/31/2007       11.160973         11.599133         629,566.1126
  01/01/2008    to  12/31/2008       11.599133          8.571201         716,367.7513
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.168205         536,049.7619
  01/01/2006    to  12/31/2006       10.168205         11.415778         998,190.3026
  01/01/2007    to  12/31/2007       11.415778         11.888698         787,476.0600
  01/01/2008    to  12/31/2008       11.888698          7.858087         361,516.5487
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.336384          7.192372       2,294,962.3868
  01/01/2005    to  12/31/2005        7.192372          8.147300       1,318,451.0896
  01/01/2006    to  12/31/2006        8.147300          8.561663       1,086,644.0805
  01/01/2007    to  12/31/2007        8.561663          9.949271         875,356.2201
  01/01/2008    to  12/31/2008        9.949271          5.922995         758,992.5253
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  01/01/2001    to  12/31/2001       10.595514          7.201833       1,301,751.6550
  01/01/2002    to  12/31/2002        7.201833          4.836232       2,583,488.0748
  01/01/2003    to  12/31/2003        4.836232          6.572879       3,018,591.2157
  01/01/2004    to  04/30/2004        6.572879          6.709481       2,829,368.7470
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000          8.236645           2,342.3926
  01/01/2002    to  12/31/2002        8.236645          4.545270         267,097.9707
  01/01/2003    to  12/31/2003        4.545270          6.124338       1,964,182.1293
  01/01/2004    to  12/31/2004        6.124338          7.115346       3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346          8.043025       3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025          8.420410       2,544,871.5675
  01/01/2007    to  12/31/2007        8.420410          9.767155       1,555,557.4566
  01/01/2008    to  12/31/2008        9.767155          5.802712       1,368,774.0508
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.238612         18.076806           26,076.7492
  01/01/2006    to  12/31/2006       18.076806         18.373348           25,895.7423
  01/01/2007    to  12/31/2007       18.373348         19.372606           23,438.5045
  01/01/2008    to  12/31/2008       19.372606         13.431072           18,857.2111
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  01/01/2001    to  12/31/2001        9.104133         10.580230          524,101.3734
  01/01/2002    to  12/31/2002       10.580230          9.248856          495,020.3430
  01/01/2003    to  12/31/2003        9.248856         12.953750          407,422.1638
  01/01/2004    to  12/31/2004       12.953750         16.097777          245,905.0906
  01/01/2005    to  04/30/2005       16.097777         15.119831                0.0000
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.987410         14.321488          434,544.6311
  01/01/2005    to  12/31/2005       14.321488         16.308935          459,884.6753
  01/01/2006    to  12/31/2006       16.308935         18.194563          431,706.3766
  01/01/2007    to  12/31/2007       18.194563         17.398251          329,685.5289
  01/01/2008    to  12/31/2008       17.398251         12.039391          293,653.6606
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000         11.095691            3,339.2222
  01/01/2002    to  12/31/2002       11.095691         10.244108           98,594.9201
  01/01/2003    to  12/31/2003       10.244108         14.232675          105,701.2670
  01/01/2004    to  04/30/2004       14.232675         14.431880           98,651.0785
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998849         10.475896          751,080.0917
  01/01/2006    to  12/31/2006       10.475896         11.989012          861,814.3818
  01/01/2007    to  12/31/2007       11.989012         11.526833          562,462.6008
  01/01/2008    to  12/31/2008       11.526833          7.284283          479,137.1863
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  02/12/2001    to  12/31/2001       10.000000          8.819461          259,338.4711
  01/01/2002    to  12/31/2002        8.819461          6.573580          789,242.1568
  01/01/2003    to  12/31/2003        6.573580          8.796747        1,233,438.8121
  01/01/2004    to  12/31/2004        8.796747          9.753649        1,238,844.2210
  01/01/2005    to  12/31/2005        9.753649         10.059071        1,164,618.2058
  01/01/2006    to  12/31/2006       10.059071         10.749914        1,049,935.9085
  01/01/2007    to  12/31/2007       10.749914         13.088605          962,079.3573
  01/01/2008    to  12/31/2008       13.088605          6.872158          820,745.1277
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       44.685034         44.856392           25,707.9972
  01/01/2005    to  12/31/2005       44.856392         45.187527          183,962.7720
  01/01/2006    to  12/31/2006       45.187527         46.404498          181,627.5359
  01/01/2007    to  12/31/2007       46.404498         48.511491           77,062.2091
  01/01/2008    to  12/31/2008       48.511491         46.082096           67,919.6938
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.962131         10.067108          652,838.7189
  01/01/2006    to  12/31/2006       10.067108         10.379339        1,054,558.9146
  01/01/2007    to  12/31/2007       10.379339         10.726990        1,479,458.9527
  01/01/2008    to  12/31/2008       10.726990         10.852384        2,369,639.8651
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  02/12/2001    to  12/31/2001       10.000000         10.154282          279,466.3573
  01/01/2002    to  12/31/2002       10.154282         10.122875          703,780.8875
  01/01/2003    to  12/31/2003       10.122875         10.025490          721,421.2419
  01/01/2004    to  12/31/2004       10.025490          9.949131          552,205.4002
  01/01/2005    to  04/30/2005        9.949131          9.962144                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.111298         18.125728          158,294.5766
  01/01/2005    to  12/31/2005       18.125728         18.573296          100,960.2315
  01/01/2006    to  12/31/2006       18.573296         21.327353           60,098.7036
  01/01/2007    to  12/31/2007       21.327353         20.252939           45,506.0212
  01/01/2008    to  12/31/2008       20.252939         12.270789           42,525.2736
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.816345          798,167.6789
  01/01/2003    to  12/31/2003        7.816345         10.593988        1,666,013.0533
  01/01/2004    to  12/31/2004       10.593988         11.387381        2,566,299.7340
  01/01/2005    to  12/31/2005       11.387381         11.847505        1,826,997.9310
  01/01/2006    to  12/31/2006       11.847505         12.832183        1,736,516.9146
  01/01/2007    to  12/31/2007       12.832183         12.611970        1,866,339.3225
  01/01/2008    to  12/31/2008       12.611970          7.411236        1,539,768.7032
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.029498         10.343215         375,683.8983
  01/01/2002    to  12/31/2002       10.343215          8.041738         989,541.2319
  01/01/2003    to  12/31/2003        8.041738          9.661587         998,112.4129
  01/01/2004    to  12/31/2004        9.661587         10.586787         717,032.4947
  01/01/2005    to  12/31/2005       10.586787         11.173251         608,315.1598
  01/01/2006    to  12/31/2006       11.173251         12.416839         485,878.7345
  01/01/2007    to  04/27/2007       12.416839         13.135180               0.0000
============   ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       14.909620         15.718285         179,467.1331
  01/01/2002    to  12/31/2002       15.718285         11.496546         291,787.8619
  01/01/2003    to  12/31/2003       11.496546         15.100620         313,107.6457
  01/01/2004    to  11/19/2004       15.100620         16.257344         316,894.3682
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197594         10.156586           7,447.8775
  01/01/2002    to  12/31/2002       10.156586          8.357717         735,007.2177
  01/01/2003    to  12/31/2003        8.357717         10.774657       3,185,276.8997
  01/01/2004    to  12/31/2004       10.774657         11.914458       5,312,009.6480
  01/01/2005    to  12/31/2005       11.914458         12.940186       4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186         14.599039       3,840,149.6721
  01/01/2007    to  12/31/2007       14.599039         15.032974       2,649,247.5448
  01/01/2008    to  12/31/2008       15.032974          8.974351       2,343,989.2321
============   ==== ==========       =========         =========       ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        8.810810          9.755269         127,353.6873
  01/01/2005    to  12/31/2005        9.755269         10.042441         735,246.9211
  01/01/2006    to  12/31/2006       10.042441         10.865781         620,468.0717
  01/01/2007    to  12/31/2007       10.865781         11.176208         279,360.3341
  01/01/2008    to  12/31/2008       11.176208          6.467885         269,026.5994
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.642010         10.479270       1,028,049.0500
  01/01/2005    to  12/31/2005       10.479270         11.732904       1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904         11.862235         943,781.8552
  01/01/2007    to  12/31/2007       11.862235         13.028539         541,093.0646
  01/01/2008    to  12/31/2008       13.028539          8.151742         512,829.9413
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.622994         739,828.4544
  01/01/2004    to  12/31/2004       12.622994         14.684894         587,560.4483
  01/01/2005    to  12/31/2005       14.684894         17.028072         487,634.3940
  01/01/2006    to  12/31/2006       17.028072         19.516872         369,894.8808
  01/01/2007    to  12/31/2007       19.516872         21.181830         237,900.4983
  01/01/2008    to  12/31/2008       21.181830         11.645978         233,944.9914
============   ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.894299         11.701349         275,851.6003
  01/01/2006    to  12/31/2006       11.701349         13.294095         522,238.3038
  01/01/2007    to  12/31/2007       13.294095         13.763155         523,328.8115
  01/01/2008    to  12/31/2008       13.763155          8.516314         500,367.6607
============   ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.158267          7.968599          32,651.1748
  01/01/2002    to  12/31/2002        7.968599          6.085947         174,269.1924
  01/01/2003    to  12/31/2003        6.085947          7.685052         201,622.2139
  01/01/2004    to  12/31/2004        7.685052          8.362426         181,142.3401
  01/01/2005    to  04/30/2005        8.362426          7.978882               0.0000
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.829026          10,592.5583
  01/01/2004    to  04/30/2004       11.829026         12.045271          13,923.2996
============   ==== ==========       =========         =========       ==============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       10.665345         10.940184             504.5948
  01/01/2002    to  12/31/2002       10.940184         11.671485         137,980.9734
  01/01/2003    to  12/31/2003       11.671485         12.671349         314,750.3569
  01/01/2004    to  04/30/2004       12.671349         12.638233         364,310.2992
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.166965         12.100728       1,338,176.4990
  01/01/2005    to  12/31/2005       12.100728         12.688022       1,530,014.4041
  01/01/2006    to  12/31/2006       12.688022         14.123929       2,804,771.9465
  01/01/2007    to  12/31/2007       14.123929         15.207568       1,541,185.1746
  01/01/2008    to  12/31/2008       15.207568          8.697349       1,365,435.5781
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       13.158597         11.968714           15,406.7849
  01/01/2002    to  12/31/2002       11.968714          7.806484           40,564.8040
  01/01/2003    to  12/31/2003        7.806484         10.002331           48,755.9924
  01/01/2004    to  04/30/2004       10.002331         10.208412           62,392.8496
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       14.011787         12.611329           29,837.9572
  01/01/2002    to  12/31/2002       12.611329          8.668190          122,981.1768
  01/01/2003    to  12/31/2003        8.668190         11.329334          690,704.2854
  01/01/2004    to  12/31/2004       11.329334         11.520218        2,611,367.7920
  01/01/2005    to  12/31/2005       11.520218         11.985630        2,727,644.5888
  01/01/2006    to  04/30/2006       11.985630         12.521875        2,788,548.2197
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.805075         16.250019            5,008.4670
  01/01/2008    to  12/31/2008       16.250019         10.224081            4,682.9116
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II))
  01/01/2001    to  12/31/2001       13.641703          9.581495          262,419.0476
  01/01/2002    to  12/31/2002        9.581495          6.286321          236,461.7630
  01/01/2003    to  12/31/2003        6.286321          8.241190          245,672.2490
  01/01/2004    to  12/31/2004        8.241190          9.022074          202,226.0243
  01/01/2005    to  12/31/2005        9.022074          9.526020            7,719.8572
  01/01/2006    to  12/31/2006        9.526020          9.888667            7,844.0205
  01/01/2007    to  04/27/2007        9.888667         10.592883                0.0000
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.381520         13.200126          322,317.8493
  01/01/2005    to  12/31/2005       13.200126         14.411949          294,096.7410
  01/01/2006    to  12/31/2006       14.411949         14.727785          257,991.3721
  01/01/2007    to  12/31/2007       14.727785         15.906297          229,887.7466
  01/01/2008    to  12/31/2008       15.906297          9.988194          198,964.6469
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439         12.198150           68,610.0538
  01/01/2002    to  12/31/2002       12.198150          8.578154          166,184.2882
  01/01/2003    to  12/31/2003        8.578154         11.609599          314,450.3439
  01/01/2004    to  04/30/2004       11.609599         11.828180          369,411.1199
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.657531         19.779469         182,828.0641
  01/01/2005    to  12/31/2005       19.779469         20.004902         163,369.5918
  01/01/2006    to  12/31/2006       20.004902         20.679426         141,622.4557
  01/01/2007    to  12/31/2007       20.679426         21.145631         128,216.8750
  01/01/2008    to  12/31/2008       21.145631         17.676708         120,541.9136
============   ==== ==========       =========         =========         ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001        9.854942          9.953420          23,694.7972
  01/01/2002    to  12/31/2002        9.953420          9.698219          78,750.4652
  01/01/2003    to  12/31/2003        9.698219         11.756845         290,447.0466
  01/01/2004    to  12/31/2004       11.756845         12.701643         211,259.0596
  01/01/2005    to  12/31/2005       12.701643         13.042286         389,208.3496
  01/01/2006    to  12/31/2006       13.042286         14.032539         408,676.3055
  01/01/2007    to  12/31/2007       14.032539         14.321915         221,541.1596
  01/01/2008    to  12/31/2008       14.321915         10.802056         184,813.9157
============   ==== ==========       =========         =========         ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001       10.618205         11.348021         114,552.9515
  01/01/2002    to  12/31/2002       11.348021         11.980090         614,958.0299
  01/01/2003    to  12/31/2003       11.980090         12.091203         774,342.9061
  01/01/2004    to  12/31/2004       12.091203         12.141475         565,202.1121
  01/01/2005    to  12/31/2005       12.141475         12.094474         445,701.1339
  01/01/2006    to  12/31/2006       12.094474         12.401200         394,133.7153
  01/01/2007    to  12/31/2007       12.401200         13.129534         330,804.8474
  01/01/2008    to  12/31/2008       13.129534         12.892421         312,492.2106
============   ==== ==========       =========         =========         ============
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001        9.198094          8.109327          51,653.2951
  01/01/2002    to  12/31/2002        8.109327          6.379619          72,979.0479
  01/01/2003    to  12/31/2003        6.379619          8.202163          97,924.9792
  01/01/2004    to  12/31/2004        8.202163          8.962166         123,414.0107
  01/01/2005    to  12/31/2005        8.962166          9.146194          78,777.9577
  01/01/2006    to  12/31/2006        9.146194         10.363197          81,131.6033
  01/01/2007    to  12/31/2007       10.363197         10.919044          73,551.2373
  01/01/2008    to  12/31/2008       10.919044          6.176874         103,519.5978
============   ==== ==========       =========         =========         ============

                         1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  01/01/2001    to  12/31/2001       10.738661         11.492649         1,361,826.9251
  01/01/2002    to  12/31/2002       11.492649         12.362084         1,996,231.6091
  01/01/2003    to  12/31/2003       12.362084         12.806587         1,894,106.3017
  01/01/2004    to  12/31/2004       12.806587         13.240421         1,772,508.6860
  01/01/2005    to  12/31/2005       13.240421         13.377174           815,445.9772
  01/01/2006    to  12/31/2006       13.377174         13.699800           661,358.3611
  01/01/2007    to  12/31/2007       13.699800         14.691420           513,038.0102
  01/01/2008    to  12/31/2008       14.691420         15.181226           389,099.1782
============   ==== ==========       =========         =========         ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412         11.222898            50,584.1475
  01/01/2002    to  12/31/2002       11.222898          8.965451           101,301.4628
  01/01/2003    to  12/31/2003        8.965451         11.261659           156,210.8452
  01/01/2004    to  12/31/2004       11.261659         12.338602           143,452.9459
  01/01/2005    to  12/31/2005       12.338602         12.803698           121,771.8162
  01/01/2006    to  12/31/2006       12.803698         14.635138           100,475.7681
  01/01/2007    to  12/31/2007       14.635138         13.559101            91,862.4833
  01/01/2008    to  12/31/2008       13.559101          8.196072            68,269.2161
============   ==== ==========       =========         =========         ==============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.886743         11.036442            16,543.5279
  01/01/2002    to  12/31/2002       11.036442          7.552586            54,250.6660
  01/01/2003    to  12/31/2003        7.552586          9.917688            44,817.8098
  01/01/2004    to  12/31/2004        9.917688         11.599128            51,848.7754
  01/01/2005    to  12/31/2005       11.599128         12.827966            31,038.9079
  01/01/2006    to  12/31/2006       12.827966         13.339755            23,859.6423
  01/01/2007    to  12/31/2007       13.339755         13.654353            18,999.8112
  01/01/2008    to  12/31/2008       13.654353          7.331628            18,062.2105
============   ==== ==========       =========         =========         ==============
 DWS VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
  01/01/2001    to  12/31/2001       11.466982         12.242645           227,713.8979
  01/01/2002    to  12/31/2002       12.242645         13.044457           260,901.3130
  01/01/2003    to  12/31/2003       13.044457         13.153468           190,394.2350
  01/01/2004    to  12/31/2004       13.153468         13.456753           135,210.7533
  01/01/2005    to  12/31/2005       13.456753         13.611711            34,465.5288
  01/01/2006    to  12/31/2006       13.611711         13.981782            31,781.9318
  01/01/2007    to  12/31/2007       13.981782         14.606853            21,031.3978
  01/01/2008    to  12/31/2008       14.606853         15.114072            17,153.5610
============   ==== ==========       =========         =========         ==============

                                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        7.823082          7.722094         3,840,682.0826
=============                            ==== ==========       =========         =========         ==============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.930000         10.314193         2,573,392.7073
   01/01/2007                             to  12/31/2007       10.314193         11.064093         4,889,736.3181
   01/01/2008                             to  11/07/2008       11.064093          6.710003                 0.0000
=============                            ==== ==========       =========         =========         ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.467831          8.416529         8,740,591.3600
=============                            ==== ==========       =========         =========         ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000         10.200224         4,366,436.6538
   01/01/2007                             to  12/31/2007       10.200224         10.703447         9,193,974.8452
   01/01/2008                             to  11/07/2008       10.703447          7.367243                 0.0000
=============                            ==== ==========       =========         =========         ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.634052         11.159705           213,482.6632
   01/01/2007                             to  12/31/2007       11.159705         11.655090           895,535.4789
   01/01/2008                             to  12/31/2008       11.655090          9.119270           956,263.2877
=============                            ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.171240          8.086995         9,548,418.2379
=============                            ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000         10.236515         4,679,836.7018
   01/01/2007                             to  12/31/2007       10.236515         10.895268         9,943,580.4210
   01/01/2008                             to  11/07/2008       10.895268          6.955191                 0.0000
=============                            ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       11.045054         11.605616         1,048,846.0172
   01/01/2007                             to  12/31/2007       11.605616         12.153713         2,439,714.8508
   01/01/2008                             to  12/31/2008       12.153713          8.817939         2,457,699.5216
=============                            ==== ==========       =========         =========         ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.542879         4,249.0018
  01/01/2002    to  12/31/2002        9.542879          7.923193         3,598.3524
  01/01/2003    to  12/31/2003        7.923193         10.068687         3,531.0351
  01/01/2004    to  12/31/2004       10.068687         12.293226         3,341.0334
  01/01/2005    to  12/31/2005       12.293226         14.274871         7,499.8053
  01/01/2006    to  12/31/2006       14.274871         18.024497         5,609.4322
  01/01/2007    to  12/31/2007       18.024497         20.351898         4,135.0796
  01/01/2008    to  12/31/2008       20.351898         11.949861           953.4015
============   ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.691350          7.908380            10.3185
  01/01/2003    to  12/31/2003        7.908380         10.013720             0.0000
  01/01/2004    to  12/31/2004       10.013720         12.196445         2,659.9165
  01/01/2005    to  12/31/2005       12.196445         14.135404        34,299.3580
  01/01/2006    to  12/31/2006       14.135404         17.799285        29,069.0638
  01/01/2007    to  12/31/2007       17.799285         20.049801        26,124.1477
  01/01/2008    to  12/31/2008       20.049801         11.739720        19,739.8303
============   ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897         11.130575         3,787.4255
  01/01/2002    to  12/31/2002       11.130575          9.079468        21,614.2121
  01/01/2003    to  12/31/2003        9.079468         11.624489        19,459.7447
  01/01/2004    to  12/31/2004       11.624489         12.730934        23,797.0734
  01/01/2005    to  12/31/2005       12.730934         13.233978        20,503.4485
  01/01/2006    to  12/31/2006       13.233978         15.627974        19,928.9073
  01/01/2007    to  12/31/2007       15.627974         15.582092        11,798.5862
  01/01/2008    to  12/31/2008       15.582092          8.773310        18,015.9941
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.908162         6,921.1995
  01/01/2002    to  12/31/2002        8.908162          7.142932        33,471.4718
  01/01/2003    to  12/31/2003        7.142932          9.298745        94,294.5319
  01/01/2004    to  12/31/2004        9.298745         10.851748       334,360.3401
  01/01/2005    to  12/31/2005       10.851748         11.771900       371,490.7625
  01/01/2006    to  12/31/2006       11.771900         14.077172       285,948.7640
  01/01/2007    to  12/31/2007       14.077172         16.001824       196,053.6713
  01/01/2008    to  12/31/2008       16.001824          9.393208       162,276.4491
============   ==== ==========       =========         =========       ============

                                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
   04/10/2001                             to  12/31/2001       11.599133         11.719888            2,199.2605
   01/01/2002                             to  04/25/2002       11.719888         11.686505                0.0000
=============                            ==== ==========       =========         =========        ==============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
   04/10/2001                             to  12/31/2001        4.961921          4.255263            2,176.7524
   01/01/2002                             to  04/25/2002        4.255263          3.436389                0.0000
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.039775          7.004420          955,843.4372
=============                            ==== ==========       =========         =========        ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        6.444809          6.353235        1,496,398.9647
=============                            ==== ==========       =========         =========        ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.644659          7.677443        1,127,576.6519
=============                            ==== ==========       =========         =========        ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       12.468040         14.301354          452,914.3448
   01/01/2006                             to  12/31/2006       14.301354         19.374246          378,227.5818
   01/01/2007                             to  12/31/2007       19.374246         16.212180          296,865.2128
   01/01/2008                             to  12/31/2008       16.212180          9.310030          272,766.8610
=============                            ==== ==========       =========         =========        ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN REAL ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
   04/24/2001                             to  12/31/2001        9.045834         10.182084           28,866.2847
   01/01/2002                             to  12/31/2002       10.182084         10.256787          140,217.2385
   01/01/2003                             to  12/31/2003       10.256787         14.040312          272,473.3843
   01/01/2004                             to  12/31/2004       14.040312         18.700545          273,388.1941
   01/01/2005                             to  04/30/2005       18.700545         17.926779              585.1498
=============                            ==== ==========       =========         =========        ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
   04/10/2001                             to  12/31/2001       13.360301         12.753411           58,235.3674
   01/01/2002                             to  12/31/2002       12.753411          8.684257          373,945.1741
   01/01/2003                             to  12/31/2003        8.684257         10.548834          783,763.2238
   01/01/2004                             to  04/30/2004       10.548834         10.436185          903,926.5844
=============                            ==== ==========       =========         =========        ==============
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       17.111181         17.121564           17,314.5245
   01/01/2002                             to  12/31/2002       17.121564         12.623646           30,436.0692
   01/01/2003                             to  04/25/2003       12.623646         13.106879           31,235.9440
=============                            ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.501147            3,170.7009
  01/01/2002    to  12/31/2002       10.501147          8.632060            6,567.7132
  01/01/2003    to  04/25/2003        8.632060          8.383197            7,078.1100
============   ==== ==========       =========         =========        ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.529364         15.537282          137,261.7284
  01/01/2008    to  12/31/2008       15.537282          9.438452          122,521.4422
============   ==== ==========       =========         =========        ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953         14.245441            4,411.6646
  01/01/2002    to  12/31/2002       14.245441         11.053795           11,030.1973
  01/01/2003    to  12/31/2003       11.053795         13.961730           10,511.3672
  01/01/2004    to  12/31/2004       13.961730         16.265910           10,734.7069
  01/01/2005    to  12/31/2005       16.265910         17.583892           11,654.3965
  01/01/2006    to  12/31/2006       17.583892         19.845430            9,725.1508
  01/01/2007    to  04/27/2007       19.845430         21.564278                0.0000
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.573641          7.137295        1,635,992.3400
  01/01/2005    to  12/31/2005        7.137295          7.981937        1,384,841.4148
  01/01/2006    to  12/31/2006        7.981937          7.722873        1,309,016.5352
  01/01/2007    to  12/31/2007        7.722873          7.775812        1,132,131.2474
  01/01/2008    to  12/31/2008        7.775812          4.666062        1,000,363.5154
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.409254         11.148484          505,894.7644
  01/01/2007    to  12/31/2007       11.148484         10.327747          357,208.5561
  01/01/2008    to  12/31/2008       10.327747          4.614768          397,019.5508
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.277696          162,696.0851
  01/01/2003    to  12/31/2003        8.277696          9.905380          576,458.6760
  01/01/2004    to  12/31/2004        9.905380         10.842241          533,126.5929
  01/01/2005    to  12/31/2005       10.842241         11.412777          466,886.2052
  01/01/2006    to  04/30/2006       11.412777         11.922161          460,018.0948
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       16.058812         17.107155            8,518.5562
  01/01/2005    to  12/31/2005       17.107155         17.149437            6,373.5577
  01/01/2006    to  12/31/2006       17.149437         18.466094            5,455.1517
  01/01/2007    to  12/31/2007       18.466094         19.425752            4,237.6156
  01/01/2008    to  12/31/2008       19.425752         15.607000            3,820.0258
============   ==== ==========       =========         =========        ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.738366          7.387287        28,084.4879
  01/01/2002    to  12/31/2002        7.387287          7.179396        26,466.0232
  01/01/2003    to  12/31/2003        7.179396          8.838844        23,777.0485
  01/01/2004    to  04/30/2004        8.838844          8.970366        23,562.8892
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959643         13.962133        60,578.8834
  01/01/2002    to  12/31/2002       13.962133         13.668578       163,746.8930
  01/01/2003    to  12/31/2003       13.668578         16.036858       631,295.6467
  01/01/2004    to  12/31/2004       16.036858         17.079057       619,202.3849
  01/01/2005    to  12/31/2005       17.079057         17.068231       823,466.2222
  01/01/2006    to  12/31/2006       17.068231         18.343828       755,035.3702
  01/01/2007    to  12/31/2007       18.343828         19.243149       648,345.7027
  01/01/2008    to  12/31/2008       19.243149         15.421699       510,096.0497
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531          9.529217        21,768.7056
  01/01/2002    to  12/31/2002        9.529217          9.600956       164,746.8326
  01/01/2003    to  12/31/2003        9.600956         11.126610       386,628.1283
  01/01/2004    to  12/31/2004       11.126610         11.921553       447,295.6891
  01/01/2005    to  04/30/2005       11.921553         11.536404             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  04/26/2001    to  12/31/2001       10.000000          9.015854            10.0000
  01/01/2002    to  12/31/2002        9.015854          9.170045         2,832.8209
  01/01/2003    to  12/31/2003        9.170045         11.444762         1,666.8776
  01/01/2004    to  12/31/2004       11.444762         12.325648         3,744.2671
  01/01/2005    to  04/30/2005       12.325648         11.847753             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.595365         7,426.8237
  01/01/2002    to  12/31/2002       10.595365          7.392581        29,017.1266
  01/01/2003    to  04/25/2003        7.392581          7.503232        30,338.3825
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       42.480556         47.094351       125,576.7045
  01/01/2005    to  12/31/2005       47.094351         48.076720       109,490.5367
  01/01/2006    to  12/31/2006       48.076720         55.873170        98,312.9154
  01/01/2007    to  12/31/2007       55.873170         57.217089        78,541.9271
  01/01/2008    to  12/31/2008       57.217089         35.945369        70,664.6477
============   ==== ==========       =========         =========       ============

                                    1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   04/02/2001                             to  12/31/2001       12.328241         12.139920        33,901.7316
   01/01/2002                             to  12/31/2002       12.139920          8.336069        67,056.6989
   01/01/2003                             to  12/31/2003        8.336069         10.266527        60,606.4895
   01/01/2004                             to  04/30/2004       10.266527         10.072988        59,088.0207
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
   04/10/2001                             to  12/31/2001        8.268891          8.214478        95,813.2176
   01/01/2002                             to  12/31/2002        8.214478          6.521269       619,899.6560
   01/01/2003                             to  12/31/2003        6.521269          8.305836       859,300.6900
   01/01/2004                             to  04/30/2004        8.305836          8.380595       798,754.0726
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   04/10/2001                             to  12/31/2001        8.657172          8.647553           705.2597
   01/01/2002                             to  12/31/2002        8.647553          7.549018            11.5511
   01/01/2003                             to  12/31/2003        7.549018          9.243696             0.0000
   01/01/2004                             to  04/30/2004        9.243696          9.417471             0.0000
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       39.910653         41.344503        54,492.9747
   01/01/2002                             to  12/31/2002       41.344503         33.332049       194,321.1339
   01/01/2003                             to  12/31/2003       33.332049         42.905952       529,074.4655
   01/01/2004                             to  12/31/2004       42.905952         47.587002       641,545.3822
   01/01/2005                             to  12/31/2005       47.587002         48.446417       598,261.6716
   01/01/2006                             to  12/31/2006       48.446417         56.187289       551,658.2545
   01/01/2007                             to  12/31/2007       56.187289         57.377185       486,247.6436
   01/01/2008                             to  12/31/2008       57.377185         35.967814       411,273.3121
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.815494          8.318328           510.7459
   01/01/2003                             to  12/31/2003        8.318328         10.224189        13,484.8305
   01/01/2004                             to  04/30/2004       10.224189         10.020717        14,797.2459
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCE BERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000          9.966212         1,635.4138
   01/01/2002                             to  12/31/2002        9.966212          8.542022        10,981.3665
   01/01/2003                             to  12/31/2003        8.542022         10.804480        12,173.1612
   01/01/2004                             to  04/30/2004       10.804480         10.826653        12,503.3067
=============                            ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.219247        16,227.4589
  01/01/2002    to  12/31/2002       12.219247         10.610126        65,034.6251
  01/01/2003    to  12/31/2003       10.610126         13.074268       114,558.5626
  01/01/2004    to  04/30/2004       13.074268         13.278657       124,603.1871
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       12.663647         12.749942           421.1304
  01/01/2002    to  12/31/2002       12.749942         10.594831         2,249.3922
  01/01/2003    to  12/31/2003       10.594831         13.820051         2,997.0579
  01/01/2004    to  04/30/2004       13.820051         13.898203         2,996.3601
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.243136         23.604478        36,379.3517
  01/01/2005    to  12/31/2005       23.604478         25.166617        24,602.7916
  01/01/2006    to  12/31/2006       25.166617         27.876495        21,481.4594
  01/01/2007    to  12/31/2007       27.876495         27.691743        17,241.1582
  01/01/2008    to  12/31/2008       27.691743         16.724493        16,434.7417
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001    to  12/31/2001       11.138556         12.415765        26,266.6123
  01/01/2002    to  12/31/2002       12.415765         10.681818        69,630.3948
  01/01/2003    to  12/31/2003       10.681818         13.563446        74,528.2750
  01/01/2004    to  04/30/2004       13.563446         13.982834        73,014.4274
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.438226        34,239.2506
  01/01/2002    to  12/31/2002       17.438226         15.524450       187,121.2024
  01/01/2003    to  12/31/2003       15.524450         19.241447       362,407.2067
  01/01/2004    to  12/31/2004       19.241447         23.586938       465,596.4681
  01/01/2005    to  12/31/2005       23.586938         25.094115       466,906.7623
  01/01/2006    to  12/31/2006       25.094115         27.717692       400,653.9647
  01/01/2007    to  12/31/2007       27.717692         27.452727       320,433.3148
  01/01/2008    to  12/31/2008       27.452727         16.548422       294,989.3528
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.705444         14.523533             0.0000
  01/01/2007    to  12/31/2007       14.523533         16.003372        21,720.7189
  01/01/2008    to  12/31/2008       16.003372          9.037492        16,380.6371
============   ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035         11.170733        28,344.4771
  01/01/2002    to  12/31/2002       11.170733          8.319806        44,231.3087
  01/01/2003    to  12/31/2003        8.319806         10.610223        40,787.5850
  01/01/2004    to  12/31/2004       10.610223         11.138793        38,251.8227
  01/01/2005    to  12/31/2005       11.138793         11.937104        34,686.6865
  01/01/2006    to  12/31/2006       11.937104         12.494493        30,835.0569
  01/01/2007    to  04/27/2007       12.494493         13.332392             0.0000
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  04/30/2007    to  12/31/2007       15.042033         15.705276           808.2122
  01/01/2008    to  12/31/2008       15.705276          8.857358           803.0493
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES II))
  05/01/2002    to  12/31/2002       10.484032          8.310710           494.4680
  01/01/2003    to  12/31/2003        8.310710         10.571040        12,086.7303
  01/01/2004    to  12/31/2004       10.571040         11.067135         5,470.9139
  01/01/2005    to  12/31/2005       11.067135         11.832220         5,353.9389
  01/01/2006    to  12/31/2006       11.832220         12.356518         5,311.8763
  01/01/2007    to  04/27/2007       12.356518         13.172097             0.0000
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.364438         12.918267       611,055.3073
  01/01/2006    to  12/31/2006       12.918267         14.524142       553,414.3540
  01/01/2007    to  12/31/2007       14.524142         15.882719       454,153.4011
  01/01/2008    to  12/31/2008       15.882719          9.581346       412,600.5895
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY
SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419          8.032660        46,430.3272
  01/01/2002    to  12/31/2002        8.032660          5.393776       326,889.4198
  01/01/2003    to  12/31/2003        5.393776          7.086383       639,336.4170
  01/01/2004    to  12/31/2004        7.086383          7.410317       775,262.5907
  01/01/2005    to  04/30/2005        7.410317          6.360454         2,071.2503
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.452971          6.164667       364,125.2526
============   ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
  04/10/2001    to  12/31/2001        6.977784          6.969734        21,179.3942
  01/01/2002    to  12/31/2002        6.969734          6.852423       131,768.0110
  01/01/2003    to  12/31/2003        6.852423         10.322620       235,598.6833
  01/01/2004    to  12/31/2004       10.322620         12.675041       260,047.1272
  01/01/2005    to  12/31/2005       12.675041         15.903877       235,862.9330
  01/01/2006    to  12/31/2006       15.903877         20.058751       178,766.9301
  01/01/2007    to  12/31/2007       20.058751         25.433396       115,973.4641
  01/01/2008    to  04/25/2008       25.433396         23.141049             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.751753         11.201776             0.0000
  01/01/2005    to  12/31/2005       11.201776         12.879788             0.0000
  01/01/2006    to  12/31/2006       12.879788         16.095230             0.0000
  01/01/2007    to  12/31/2007       16.095230         18.002175             0.0000
  01/01/2008    to  12/31/2008       18.002175         10.234654             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.495151          7.179717           413.4653
  01/01/2002    to  12/31/2002        7.179717          5.629027            11.7714
  01/01/2003    to  12/31/2003        5.629027          6.900995             0.0000
  01/01/2004    to  04/30/2004        6.900995          6.967368             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       11.035464          9.730088             9.0617
  01/01/2002    to  12/31/2002        9.730088          7.823598             9.0617
  01/01/2003    to  12/31/2003        7.823598         10.437326             0.0000
  01/01/2004    to  04/30/2004       10.437326         10.186964             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739813          8.371336           631.1459
  01/01/2002    to  12/31/2002        8.371336          7.269814        21,102.0210
  01/01/2003    to  12/31/2003        7.269814          9.451731       189,888.3063
  01/01/2004    to  12/31/2004        9.451731         11.126240       651,974.0853
  01/01/2005    to  12/31/2005       11.126240         12.759052       854,981.1071
  01/01/2006    to  12/31/2006       12.759052         15.908560       785,254.8395
  01/01/2007    to  12/31/2007       15.908560         17.753236       652,235.7138
  01/01/2008    to  12/31/2008       17.753236         10.079197       596,720.4093
============   ==== ==========       =========         =========       ============

                                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001                             to  12/31/2001       10.870934          9.713052                9.1988
   01/01/2002                             to  12/31/2002        9.713052          8.259805              882.5821
   01/01/2003                             to  12/31/2003        8.259805         10.833672            2,201.5220
   01/01/2004                             to  04/30/2004       10.833672         10.737859            2,100.5320
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001                             to  12/31/2001       14.406299         12.917622           40,983.2831
   01/01/2002                             to  12/31/2002       12.917622         10.471423          235,463.4885
   01/01/2003                             to  12/31/2003       10.471423         13.251831          385,362.2941
   01/01/2004                             to  12/31/2004       13.251831         15.160593          241,963.3317
   01/01/2005                             to  04/30/2005       15.160593         14.717424                4.8013
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   04/10/2001                             to  12/31/2001        7.574525          6.122784           10,677.9875
   01/01/2002                             to  12/31/2002        6.122784          4.905998          110,048.8401
   01/01/2003                             to  12/31/2003        4.905998          6.159874          155,859.2397
   01/01/2004                             to  04/30/2004        6.159874          6.259725          121,139.5330
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.832420          8.308913        1,025,211.7400
   01/01/2005                             to  12/31/2005        8.308913          8.567167          815,998.7769
   01/01/2006                             to  12/31/2006        8.567167          9.078212          844,510.6626
   01/01/2007                             to  12/31/2007        9.078212         10.214981          762,423.8995
   01/01/2008                             to  12/31/2008       10.214981          5.436980          679,472.6189
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.945879          8.823014           20,283.7461
   01/01/2002                             to  12/31/2002        8.823014          7.219814          191,202.5901
   01/01/2003                             to  12/31/2003        7.219814          8.589452          251,018.8536
   01/01/2004                             to  04/30/2004        8.589452          8.628021          212,812.2903
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.119154          7.860477               12.3166
   01/01/2002                             to  12/31/2002        7.860477          5.980777              859.2478
   01/01/2003                             to  12/31/2003        5.980777          7.261669              842.2593
   01/01/2004                             to  04/30/2004        7.261669          7.169569                0.0000
=============                            ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.749005         10.826156               70.8083
  01/01/2002    to  12/31/2002       10.826156          8.024413            2,537.1232
  01/01/2003    to  12/31/2003        8.024413          9.826337            2,860.1444
  01/01/2004    to  04/30/2004        9.826337         10.007392            2,868.9971
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075368         10.523893           10,106.4829
  01/01/2002    to  12/31/2002       10.523893         11.325063          260,508.6670
  01/01/2003    to  12/31/2003       11.325063         11.631034        1,273,435.6985
  01/01/2004    to  12/31/2004       11.631034         12.022053        1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053         12.103714        1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714         12.456484        1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484         13.191600        1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600         13.041402        1,126,122.6669
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663         13.387055           41,432.7406
  01/01/2002    to  12/31/2002       13.387055         14.313884          172,677.9173
  01/01/2003    to  12/31/2003       14.313884         14.623334          397,916.4236
  01/01/2004    to  11/19/2004       14.623334         14.985048          488,702.6419
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME EFT SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.126243            6,396.5747
  01/01/2006    to  12/31/2006       10.126243         11.140122           85,945.8897
  01/01/2007    to  12/31/2007       11.140122         11.560014          109,732.5272
  01/01/2008    to  12/31/2008       11.560014          8.529438          115,046.5345
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.164403            3,169.9323
  01/01/2006    to  12/31/2006       10.164403         11.394452           17,863.0635
  01/01/2007    to  12/31/2007       11.394452         11.848603           27,473.3963
  01/01/2008    to  12/31/2008       11.848603          7.819791           35,040.3316
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.305802          7.150545          279,519.5421
  01/01/2005    to  12/31/2005        7.150545          8.087822          237,607.1380
  01/01/2006    to  12/31/2006        8.087822          8.486453          219,087.3759
  01/01/2007    to  12/31/2007        8.486453          9.847016          158,209.7064
  01/01/2008    to  12/31/2008        9.847016          5.853285          132,734.2134
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        7.687457          7.193990           43,476.2764
  01/01/2002    to  12/31/2002        7.193990          4.823712          305,910.3101
  01/01/2003    to  12/31/2003        4.823712          6.546051          403,972.8814
  01/01/2004    to  04/30/2004        6.546051          6.678804          365,824.0284
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615300          8.226988               13.1308
  01/01/2002    to  12/31/2002        8.226988          4.533110           39,837.4725
  01/01/2003    to  12/31/2003        4.533110          6.098811          776,150.9781
  01/01/2004    to  12/31/2004        6.098811          7.075043        1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043          7.985522          911,323.6080
  01/01/2006    to  12/31/2006        7.985522          8.347710          906,011.6400
  01/01/2007    to  12/31/2007        8.347710          9.668240          663,347.2356
  01/01/2008    to  12/31/2008        9.668240          5.735290          573,694.3598
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.146228         17.949379            1,412.6446
  01/01/2006    to  12/31/2006       17.949379         20.039432              784.5100
  01/01/2007    to  12/31/2007       20.039432         19.178322              547.3458
  01/01/2008    to  12/31/2008       19.178322         13.276348              586.6379
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  04/10/2001    to  12/31/2001        8.896468         10.568840               11.2404
  01/01/2002    to  12/31/2002       10.568840          9.225035            1,507.0449
  01/01/2003    to  12/31/2003        9.225035         12.901055            1,648.5977
  01/01/2004    to  12/31/2004       12.901055         16.008213            1,476.3682
  01/01/2005    to  04/30/2005       16.008213         15.028352                0.0000
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.951357         14.264232          484,902.9181
  01/01/2005    to  12/31/2005       14.264232         16.219476          566,572.8777
  01/01/2006    to  12/31/2006       16.219476         18.067717          591,268.6125
  01/01/2007    to  12/31/2007       18.067717         17.250907          491,801.0641
  01/01/2008    to  12/31/2008       17.250907         11.919451          361,320.7979
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000         11.084570               72.8727
  01/01/2002    to  12/31/2002       11.084570         10.218483            4,588.1605
  01/01/2003    to  12/31/2003       10.218483         14.175824           15,070.2606
  01/01/2004    to  04/30/2004       14.175824         14.367149           14,510.0090
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726         10.465357         163,450.0515
  01/01/2006    to  12/31/2006       10.465357         11.959052         261,367.9349
  01/01/2007    to  12/31/2007       11.959052         11.480694         250,040.9111
  01/01/2008    to  12/31/2008       11.480694          7.244190         268,990.4271
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640          8.809572          32,737.4121
  01/01/2002    to  12/31/2002        8.809572          6.556337         116,424.7873
  01/01/2003    to  12/31/2003        6.556337          8.760522         173,081.3700
  01/01/2004    to  12/31/2004        8.760522          9.698886         181,782.3903
  01/01/2005    to  12/31/2005        9.698886          9.987647         178,636.5559
  01/01/2006    to  12/31/2006        9.987647         10.657629         151,577.3219
  01/01/2007    to  12/31/2007       10.657629         12.956695         138,882.9322
  01/01/2008    to  12/31/2008       12.956695          6.792639         126,998.1829
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       43.283574         43.442059           2,547.2390
  01/01/2005    to  12/31/2005       43.442059         43.697348          42,002.0432
  01/01/2006    to  12/31/2006       43.697348         44.807124          29,860.4135
  01/01/2007    to  12/31/2007       44.807124         46.771027          13,273.4790
  01/01/2008    to  12/31/2008       46.771027         44.362024          14,874.9784
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900743          9.995128         664,675.9490
  01/01/2006    to  12/31/2006        9.995128         10.289723         870,039.9434
  01/01/2007    to  12/31/2007       10.289723         10.618348       1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348         10.726329       2,284,101.6264
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041941         10.142360          28,734.3085
  01/01/2002    to  12/31/2002       10.142360         10.095827          59,880.7593
  01/01/2003    to  12/31/2003       10.095827          9.983712         273,169.5878
  01/01/2004    to  12/31/2004        9.983712          9.892782          95,883.7591
  01/01/2005    to  04/30/2005        9.892782          9.900879               0.0000
============   ==== ==========       =========         =========       ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.019003         18.003978           12,411.1585
  01/01/2005    to  12/31/2005       18.003978         18.420972            9,676.9174
  01/01/2006    to  12/31/2006       18.420972         21.120822            6,898.2604
  01/01/2007    to  12/31/2007       21.120822         20.026565            6,180.9406
  01/01/2008    to  12/31/2008       20.026565         12.115344           10,431.6315
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.808491           21,107.3594
  01/01/2003    to  12/31/2003        7.808491         10.567500           68,117.8434
  01/01/2004    to  12/31/2004       10.567500         11.341842          173,638.0331
  01/01/2005    to  12/31/2005       11.341842         11.782494          184,554.5275
  01/01/2006    to  12/31/2006       11.782494         12.742697          180,788.2114
  01/01/2007    to  12/31/2007       12.742697         12.505142          211,505.2505
  01/01/2008    to  12/31/2008       12.505142          7.337382          194,297.1720
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.029498         10.331954           56,991.3894
  01/01/2002    to  12/31/2002       10.331954          8.020934          167,199.6551
  01/01/2003    to  12/31/2003        8.020934          9.622170          154,344.6306
  01/01/2004    to  12/31/2004        9.622170         10.527754           98,652.4667
  01/01/2005    to  12/31/2005       10.527754         11.094348           69,388.2257
  01/01/2006    to  12/31/2006       11.094348         12.310731           58,746.2721
  01/01/2007    to  04/27/2007       12.310731         13.016566                0.0000
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       14.909620         15.700656           15,191.4851
  01/01/2002    to  12/31/2002       15.700656         11.466409           30,611.9806
  01/01/2003    to  12/31/2003       11.466409         15.038501           34,498.3828
  01/01/2004    to  11/19/2004       15.038501         16.169597           33,225.5981
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197092         10.144691              817.0770
  01/01/2002    to  12/31/2002       10.144691          8.335400           86,927.9948
  01/01/2003    to  12/31/2003        8.335400         10.729806          999,530.5962
  01/01/2004    to  12/31/2004       10.729806         11.847038        1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038         12.847742        1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742         14.473087        1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087         14.880819        1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819          8.870125        1,234,431.6681
============   ==== ==========       =========         =========        ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        8.771116          9.701665         1,143.7911
  01/01/2005    to  12/31/2005        9.701665          9.972336       112,100.6194
  01/01/2006    to  12/31/2006        9.972336         10.773791        99,766.5818
  01/01/2007    to  12/31/2007       10.773791         11.064882        57,726.9769
  01/01/2008    to  12/31/2008       11.064882          6.393804        44,227.0586
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.612997         10.437354       495,225.7035
  01/01/2005    to  12/31/2005       10.437354         11.668521       447,702.0184
  01/01/2006    to  12/31/2006       11.668521         11.779506       502,942.2258
  01/01/2007    to  12/31/2007       11.779506         12.918182       451,175.1090
  01/01/2008    to  12/31/2008       12.918182          8.070513       433,623.7697
============   ==== ==========       =========         =========       ============
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.610360       140,098.9043
  01/01/2004    to  12/31/2004       12.610360         14.648163       134,175.9936
  01/01/2005    to  12/31/2005       14.648163         16.960108       122,497.7134
  01/01/2006    to  12/31/2006       16.960108         19.409923        90,858.7149
  01/01/2007    to  12/31/2007       19.409923         21.034015        58,372.0478
  01/01/2008    to  12/31/2008       21.034015         11.547289        53,674.1681
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.836205         11.627388       229,626.4664
  01/01/2006    to  12/31/2006       11.627388         13.190324       213,766.2941
  01/01/2007    to  12/31/2007       13.190324         13.635141       221,264.4210
  01/01/2008    to  12/31/2008       13.635141          8.424388       216,440.5197
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.158267          7.959924         1,030.7078
  01/01/2002    to  12/31/2002        7.959924          6.070194        10,577.0242
  01/01/2003    to  12/31/2003        6.070194          7.653693         7,176.0564
  01/01/2004    to  12/31/2004        7.653693          8.315793         7,272.8689
  01/01/2005    to  04/30/2005        8.315793          7.930507             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.817192           214.3027
  01/01/2004    to  04/30/2004       11.817192         12.027294         3,037.6389
============   ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       10.665345         10.928274             9.3762
  01/01/2002    to  12/31/2002       10.928274         11.641311        22,900.5768
  01/01/2003    to  12/31/2003       11.641311         12.619650        70,615.0232
  01/01/2004    to  04/30/2004       12.619650         12.580464        76,051.1548
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.075452         11.989635       196,908.9803
  01/01/2005    to  12/31/2005       11.989635         12.552755       246,302.6888
  01/01/2006    to  12/31/2006       12.552755         13.952471       439,265.1349
  01/01/2007    to  12/31/2007       13.952471         15.000316       264,461.4917
  01/01/2008    to  12/31/2008       15.000316          8.565889       235,877.1157
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       13.158597         11.955671            47.2347
  01/01/2002    to  12/31/2002       11.955671          7.786244         4,241.8704
  01/01/2003    to  12/31/2003        7.786244          9.961475         7,143.0773
  01/01/2004    to  04/30/2004        9.961475         10.161706        10,556.7130
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       14.011787         12.598422            63.8145
  01/01/2002    to  12/31/2002       12.598422          8.646314         7,688.8173
  01/01/2003    to  12/31/2003        8.646314         11.283815        73,491.2064
  01/01/2004    to  12/31/2004       11.283815         11.456686       386,924.7337
  01/01/2005    to  12/31/2005       11.456686         11.901724       457,872.5966
  01/01/2006    to  04/30/2006       11.901724         12.428190       470,788.2910
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.565882         15.987986             0.0000
  01/01/2008    to  12/31/2008       15.987986         10.044058             0.0000
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II))
  04/10/2001    to  12/31/2001        9.865125          9.571151            10.1367
  01/01/2002    to  12/31/2002        9.571151          6.270096         4,347.8443
  01/01/2003    to  12/31/2003        6.270096          8.207621         4,317.2510
  01/01/2004    to  12/31/2004        8.207621          8.971822         4,301.5761
  01/01/2005    to  12/31/2005        8.971822          9.458814         4,285.7918
  01/01/2006    to  12/31/2006        9.458814          9.804220         3,858.0911
  01/01/2007    to  04/27/2007        9.804220         10.497292             0.0000
============   ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.248977         13.045836        51,187.0631
  01/01/2005    to  12/31/2005       13.045836         14.222221        53,148.5530
  01/01/2006    to  12/31/2006       14.222221         14.512166        51,763.9701
  01/01/2007    to  12/31/2007       14.512166         15.649804        44,635.1328
  01/01/2008    to  12/31/2008       15.649804          9.812323        39,934.8018
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439         12.184460         3,991.9892
  01/01/2002    to  12/31/2002       12.184460          8.555648        21,382.9036
  01/01/2003    to  12/31/2003        8.555648         11.561812        37,584.6195
  01/01/2004    to  04/30/2004       11.561812         11.773691        54,491.8815
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.393302         19.479977        30,761.2121
  01/01/2005    to  12/31/2005       19.479977         19.672551        28,192.4281
  01/01/2006    to  12/31/2006       19.672551         20.305478        24,285.4613
  01/01/2007    to  12/31/2007       20.305478         20.731972        21,314.2674
  01/01/2008    to  12/31/2008       20.731972         17.304856        17,207.4943
============   ==== ==========       =========         =========       ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        9.813112          9.942579            10.1904
  01/01/2002    to  12/31/2002        9.942579          9.673140         3,931.7479
  01/01/2003    to  12/31/2003        9.673140         11.708885        23,768.3956
  01/01/2004    to  12/31/2004       11.708885         12.630823        16,608.5819
  01/01/2005    to  12/31/2005       12.630823         12.950182        65,855.7978
  01/01/2006    to  12/31/2006       12.950182         13.912621        64,547.8404
  01/01/2007    to  12/31/2007       13.912621         14.178129        36,121.6125
  01/01/2008    to  12/31/2008       14.178129         10.677524        32,164.1754
============   ==== ==========       =========         =========       ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.898695         11.335672         8,828.0506
  01/01/2002    to  12/31/2002       11.335672         11.949116        65,726.2174
  01/01/2003    to  12/31/2003       11.949116         12.041860       123,399.5458
  01/01/2004    to  12/31/2004       12.041860         12.073754       100,591.1866
  01/01/2005    to  12/31/2005       12.073754         12.009040       114,722.2043
  01/01/2006    to  12/31/2006       12.009040         12.295196       114,992.1634
  01/01/2007    to  12/31/2007       12.295196         12.997692       109,777.0478
  01/01/2008    to  12/31/2008       12.997692         12.743783       102,277.4874
============   ==== ==========       =========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        8.168710          8.100489            12.2418
  01/01/2002    to  12/31/2002        8.100489          6.363091         1,234.3747
  01/01/2003    to  12/31/2003        6.363091          8.168666         5,315.6559
  01/01/2004    to  12/31/2004        8.168666          8.912156        10,206.3918
  01/01/2005    to  12/31/2005        8.912156          9.081567         6,964.3199
  01/01/2006    to  12/31/2006        9.081567         10.274596         2,922.1691
  01/01/2007    to  12/31/2007       10.274596         10.809378         2,418.9539
  01/01/2008    to  12/31/2008       10.809378          6.105623         2,139.2563
============   ==== ==========       =========         =========       ============
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.990799         11.480143        83,705.0624
  01/01/2002    to  12/31/2002       11.480143         12.330129       237,372.4315
  01/01/2003    to  12/31/2003       12.330129         12.754334       195,229.7377
  01/01/2004    to  12/31/2004       12.754334         13.166581       177,150.8802
  01/01/2005    to  12/31/2005       13.166581         13.282689       128,038.3992
  01/01/2006    to  12/31/2006       13.282689         13.582705       115,813.8481
  01/01/2007    to  12/31/2007       13.582705         14.543906        93,812.1339
  01/01/2008    to  12/31/2008       14.543906         15.006218        76,262.8760
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412         11.210673         1,670.1211
  01/01/2002    to  12/31/2002       11.210673          8.942238         4,937.3753
  01/01/2003    to  12/31/2003        8.942238         11.215695        13,112.2880
  01/01/2004    to  12/31/2004       11.215695         12.269782         9,999.9104
  01/01/2005    to  12/31/2005       12.269782         12.713260         9,790.8194
  01/01/2006    to  12/31/2006       12.713260         14.510053         9,760.3126
  01/01/2007    to  12/31/2007       14.510053         13.422945         8,721.9245
  01/01/2008    to  12/31/2008       13.422945          8.101541         8,459.1850
============   ==== ==========       =========         =========       ============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.886743         11.024422         1,036.3662
  01/01/2002    to  12/31/2002       11.024422          7.533023         4,518.5109
  01/01/2003    to  12/31/2003        7.533023          9.877193         4,661.6988
  01/01/2004    to  12/31/2004        9.877193         11.534411         4,550.3927
  01/01/2005    to  12/31/2005       11.534411         12.737341         3,528.4884
  01/01/2006    to  12/31/2006       12.737341         13.225713         3,019.0467
  01/01/2007    to  12/31/2007       13.225713         13.517219             0.0000
  01/01/2008    to  12/31/2008       13.517219          7.247051             0.0000
============   ==== ==========       =========         =========       ============

                                     1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 DWS VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
   04/10/2001                             to  12/31/2001       11.799539         12.229458              142.6900
   01/01/2002                             to  12/31/2002       12.229458         13.010875            7,620.9331
   01/01/2003                             to  12/31/2003       13.010875         13.099938            6,908.9301
   01/01/2004                             to  12/31/2004       13.099938         13.381848            5,804.7805
   01/01/2005                             to  12/31/2005       13.381848         13.515712            5,891.0229
   01/01/2006                             to  12/31/2006       13.515712         13.862424            6,087.5486
   01/01/2007                             to  12/31/2007       13.862424         14.460341            2,365.4901
   01/01/2008                             to  12/31/2008       14.460341         14.939991            2,142.4909
=============                            ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        7.776010          7.674018        1,535,912.6750
=============                            ==== ==========       =========         =========       ===============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.930000         10.312117          206,323.8684
   01/01/2007                             to  12/31/2007       10.312117         11.045193          566,449.1321
   01/01/2008                             to  11/07/2008       11.045193          6.689933                0.0000
=============                            ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.416890          8.364141       10,849,770.5766
=============                            ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000         10.198171          905,699.0692
   01/01/2007                             to  12/31/2007       10.198171         10.685165        2,079,619.8562
   01/01/2008                             to  11/07/2008       10.685165          7.345216                0.0000
=============                            ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.610312         11.123726          823,532.3698
   01/01/2007                             to  12/31/2007       11.123726         11.600009        1,586,151.4732
   01/01/2008                             to  12/31/2008       11.600009          9.062519        2,159,486.8389
=============                            ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.122077          8.036651       12,124,140.4414
=============                            ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000         10.234454          924,036.5004
   01/01/2007                             to  12/31/2007       10.234454         10.876657        1,685,044.0214
   01/01/2008                             to  11/07/2008       10.876657          6.934392                0.0000
=============                            ==== ==========       =========         =========       ===============

                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.020400         11.568201         2,333,121.2151
  01/01/2007    to  12/31/2007       11.568201         12.096278         3,288,268.4774
  01/01/2008    to  12/31/2008       12.096278          8.763057         3,598,191.9541
============   ==== ==========       =========         =========         ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.535727        21,294.4654
  01/01/2002    to  12/31/2002        9.535727          7.909335        27,774.5292
  01/01/2003    to  12/31/2003        7.909335         10.041034        25,052.4888
  01/01/2004    to  12/31/2004       10.041034         12.247186        27,255.5591
  01/01/2005    to  12/31/2005       12.247186         14.207240        47,755.8352
  01/01/2006    to  12/31/2006       14.207240         17.921227        50,790.8117
  01/01/2007    to  12/31/2007       17.921227         20.214957        36,880.8166
  01/01/2008    to  12/31/2008       20.214957         11.857530        29,471.1785
============   ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.680874          7.894540           616.0323
  01/01/2003    to  12/31/2003        7.894540          9.986198           605.7027
  01/01/2004    to  12/31/2004        9.986198         12.150742         2,567.6693
  01/01/2005    to  12/31/2005       12.150742         14.068404        54,617.4258
  01/01/2006    to  12/31/2006       14.068404         17.697268        73,302.3844
  01/01/2007    to  12/31/2007       17.697268         19.914851        53,030.3550
  01/01/2008    to  12/31/2008       19.914851         11.648988        27,488.8165
============   ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897         11.122980        11,590.6732
  01/01/2002    to  12/31/2002       11.122980          9.064194        72,974.8240
  01/01/2003    to  12/31/2003        9.064194         11.593342        86,532.5042
  01/01/2004    to  12/31/2004       11.593342         12.684101       111,559.6663
  01/01/2005    to  12/31/2005       12.684101         13.172154       110,525.0374
  01/01/2006    to  12/31/2006       13.172154         15.539467       103,197.5894
  01/01/2007    to  12/31/2007       15.539467         15.478270        89,206.9095
  01/01/2008    to  12/31/2008       15.478270          8.706088        59,696.4490
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.901506        39,277.3430
  01/01/2002    to  12/31/2002        8.901506          7.130450        77,052.7594
  01/01/2003    to  12/31/2003        7.130450          9.273224       128,520.8928
  01/01/2004    to  12/31/2004        9.273224         10.811123       395,172.7968
  01/01/2005    to  12/31/2005       10.811123         11.716144       545,087.2610
  01/01/2006    to  12/31/2006       11.716144         13.996535       522,118.4870
  01/01/2007    to  12/31/2007       13.996535         15.894176       307,514.3107
  01/01/2008    to  12/31/2008       15.894176          9.320644       240,638.8416
============   ==== ==========       =========         =========       ============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
   04/10/2001                             to  12/31/2001       11.599133         11.711380           17,020.3167
   01/01/2002                             to  04/25/2002       11.711380         11.674340                0.0000
=============                            ==== ==========       =========         =========        ==============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
   04/10/2001                             to  12/31/2001        4.961921          4.252165           20,374.6747
   01/01/2002                             to  04/25/2002        4.252165          3.432803                0.0000
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.035907          6.999592          262,018.3370
=============                            ==== ==========       =========         =========        ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        6.441263          6.348852          301,878.8158
=============                            ==== ==========       =========         =========        ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.640462          7.672156          185,062.7327
=============                            ==== ==========       =========         =========        ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       12.455514         14.277527          535,190.5442
   01/01/2006                             to  12/31/2006       14.277527         19.322711          431,641.1974
   01/01/2007                             to  12/31/2007       19.322711         16.152793          318,515.9311
   01/01/2008                             to  12/31/2008       16.152793          9.266596          283,983.2311
=============                            ==== ==========       =========         =========        ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN REAL ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
   04/24/2001                             to  12/31/2001        9.045735         10.174973          150,995.3732
   01/01/2002                             to  12/31/2002       10.174973         10.239382          296,070.9198
   01/01/2003                             to  12/31/2003       10.239382         14.002497          339,844.2872
   01/01/2004                             to  12/31/2004       14.002497         18.631496          306,186.7615
   01/01/2005                             to  04/30/2005       18.631496         17.854757              272.9518
=============                            ==== ==========       =========         =========        ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
   04/10/2001                             to  12/31/2001       13.360301         12.744148          399,730.5584
   01/01/2002                             to  12/31/2002       12.744148          8.669262          862,702.7736
   01/01/2003                             to  12/31/2003        8.669262         10.520105        1,059,865.2306
   01/01/2004                             to  04/30/2004       10.520105         10.404342        1,082,364.4160
=============                            ==== ==========       =========         =========        ==============
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       17.111181         17.108764           51,957.5673
   01/01/2002                             to  12/31/2002       17.108764         12.601558           61,368.8820
   01/01/2003                             to  04/25/2003       12.601558         13.079856           63,079.0136
=============                            ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.493282           13,199.5909
  01/01/2002    to  12/31/2002       10.493282          8.616959           28,055.7635
  01/01/2003    to  04/25/2003        8.616959          8.365912           28,085.5700
============   ==== ==========       =========         =========        ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.432213         15.440795          309,684.9867
  01/01/2008    to  12/31/2008       15.440795          9.370413          281,593.7550
============   ==== ==========       =========         =========        ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953         14.234792           19,151.7733
  01/01/2002    to  12/31/2002       14.234792         11.034466           26,356.4036
  01/01/2003    to  12/31/2003       11.034466         13.923398           29,137.8876
  01/01/2004    to  12/31/2004       13.923398         16.204999           27,032.2201
  01/01/2005    to  12/31/2005       16.204999         17.500594           24,012.1791
  01/01/2006    to  12/31/2006       17.500594         19.731732           23,215.6881
  01/01/2007    to  04/27/2007       19.731732         21.433748                0.0000
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.553140          7.110320        2,197,732.7570
  01/01/2005    to  12/31/2005        7.110320          7.943847        1,857,327.7344
  01/01/2006    to  12/31/2006        7.943847          7.678353        1,645,430.2590
  01/01/2007    to  12/31/2007        7.678353          7.723216        1,432,771.5576
  01/01/2008    to  12/31/2008        7.723216          4.629841        1,260,423.9006
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.404063         11.135542          274,472.5365
  01/01/2007    to  12/31/2007       11.135542         10.305387          214,294.0251
  01/01/2008    to  12/31/2008       10.305387          4.600138          213,641.6730
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.272157          154,240.0671
  01/01/2003    to  12/31/2003        8.272157          9.888863          320,486.8723
  01/01/2004    to  12/31/2004        9.888863         10.813315          301,118.6436
  01/01/2005    to  12/31/2005       10.813315         11.370986          275,435.2714
  01/01/2006    to  04/30/2006       11.370986         11.874667          267,085.5308
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       15.930635         16.959364           31,597.2726
  01/01/2005    to  12/31/2005       16.959364         16.984334           27,004.0732
  01/01/2006    to  12/31/2006       16.984334         18.270268           22,350.7028
  01/01/2007    to  12/31/2007       18.270268         19.200437           19,911.6651
  01/01/2008    to  12/31/2008       19.200437         15.410505           13,362.8786
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.738366          7.381925           84,931.8426
  01/01/2002    to  12/31/2002        7.381925          7.167015           83,645.6305
  01/01/2003    to  12/31/2003        7.167015          8.814799           63,811.3341
  01/01/2004    to  04/30/2004        8.814799          8.943022           62,869.7588
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959185         13.951241          211,867.7916
  01/01/2002    to  12/31/2002       13.951241         13.644245          961,841.5750
  01/01/2003    to  12/31/2003       13.644245         15.992320        1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320         17.014558        1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558         16.986823        1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823         18.238141        1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141         19.113056        1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056         15.302076          875,259.1147
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT
(SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531          9.522312           77,463.7747
  01/01/2002    to  12/31/2002        9.522312          9.584415          266,220.3470
  01/01/2003    to  12/31/2003        9.584415         11.096348          361,481.0170
  01/01/2004    to  12/31/2004       11.096348         11.877216          378,486.6547
  01/01/2005    to  04/30/2005       11.877216         11.489750              152.8616
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE CLASS
2))
  04/26/2001    to  12/31/2001       10.000000          9.009707              457.2833
  01/01/2002    to  12/31/2002        9.009707          9.154638              455.0031
  01/01/2003    to  12/31/2003        9.154638         11.414125           12,786.9768
  01/01/2004    to  12/31/2004       11.414125         12.280336            2,487.4636
  01/01/2005    to  04/30/2005       12.280336         11.800348                0.0000
============   ==== ==========       =========         =========        ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.587451           51,773.1277
  01/01/2002    to  12/31/2002       10.587451          7.379656           91,642.5240
  01/01/2003    to  04/25/2003        7.379656          7.487776           88,546.9313
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       41.872288         46.389254          211,274.3363
  01/01/2005    to  12/31/2005       46.389254         47.309714          191,057.9232
  01/01/2006    to  12/31/2006       47.309714         54.926993          158,234.1416
  01/01/2007    to  12/31/2007       54.926993         56.191616          131,311.4828
  01/01/2008    to  12/31/2008       56.191616         35.265632          108,537.9079
============   ==== ==========       =========         =========        ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   04/02/2001                             to  12/31/2001       12.328241         12.130840         179,253.1161
   01/01/2002                             to  12/31/2002       12.130840          8.321485         242,304.1611
   01/01/2003                             to  12/31/2003        8.321485         10.238325         208,747.0262
   01/01/2004                             to  04/30/2004       10.238325         10.042015         211,777.1345
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
   04/10/2001                             to  12/31/2001        8.268891          8.208521         495,709.9374
   01/01/2002                             to  12/31/2002        8.208521          6.510021       1,145,681.8883
   01/01/2003                             to  12/31/2003        6.510021          8.283229       1,186,442.1321
   01/01/2004                             to  04/30/2004        8.283229          8.355039       1,063,397.0590
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   04/10/2001                             to  12/31/2001        8.657172          8.641278           4,024.4644
   01/01/2002                             to  12/31/2002        8.641278          7.535981           6,139.1494
   01/01/2003                             to  12/31/2003        7.535981          9.218508           5,659.6312
   01/01/2004                             to  04/30/2004        9.218508          9.388724           5,651.5873
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       39.909345         41.312239         333,795.0812
   01/01/2002                             to  12/31/2002       41.312239         33.272684       1,033,883.0189
   01/01/2003                             to  12/31/2003       33.272684         42.786777       1,593,251.7660
   01/01/2004                             to  12/31/2004       42.786777         47.407274       1,462,636.7260
   01/01/2005                             to  12/31/2005       47.407274         48.215337       1,315,097.2795
   01/01/2006                             to  12/31/2006       48.215337         55.863563       1,186,099.7281
   01/01/2007                             to  12/31/2007       55.863563         56.989263       1,028,082.7548
   01/01/2008                             to  12/31/2008       56.989263         35.688706         874,903.2880
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.803813          8.303774           7,715.2654
   01/01/2003                             to  12/31/2003        8.303774         10.196100           8,331.5277
   01/01/2004                             to  04/30/2004       10.196100          9.989902           8,449.0272
=============                            ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCE BERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000          9.959547           6,630.7128
   01/01/2002                             to  12/31/2002        9.959547          8.527764          23,042.3542
   01/01/2003                             to  12/31/2003        8.527764         10.775679          23,811.8202
   01/01/2004                             to  04/30/2004       10.775679         10.794246          23,062.0805
=============                            ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.210438         283,891.4512
  01/01/2002    to  12/31/2002       12.210438         10.591865         438,433.3442
  01/01/2003    to  12/31/2003       10.591865         13.038724         457,398.9074
  01/01/2004    to  04/30/2004       13.038724         13.238207         408,778.6238
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       12.663647         12.740689           9,525.5606
  01/01/2002    to  12/31/2002       12.740689         10.576546          39,862.9040
  01/01/2003    to  12/31/2003       10.576546         13.782424          13,815.1877
  01/01/2004    to  04/30/2004       13.782424         13.855810          10,565.4301
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       20.107837         23.431176         107,578.0760
  01/01/2005    to  12/31/2005       23.431176         24.956952          88,530.1878
  01/01/2006    to  12/31/2006       24.956952         27.616698          74,991.5946
  01/01/2007    to  12/31/2007       27.616698         27.406091          59,908.4972
  01/01/2008    to  12/31/2008       27.406091         16.535340          50,553.2354
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001    to  12/31/2001       11.138556         12.406758         165,084.8047
  01/01/2002    to  12/31/2002       12.406758         10.663385         244,273.4377
  01/01/2003    to  12/31/2003       10.663385         13.526526         227,492.8274
  01/01/2004    to  04/30/2004       13.526526         13.940191         197,392.8790
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.425201         180,685.9894
  01/01/2002    to  12/31/2002       17.425201         15.497327         409,606.1774
  01/01/2003    to  12/31/2003       15.497327         19.188657         530,189.8002
  01/01/2004    to  12/31/2004       19.188657         23.498662         726,395.0754
  01/01/2005    to  12/31/2005       23.498662         24.975286         819,096.4932
  01/01/2006    to  12/31/2006       24.975286         27.558940         756,528.8061
  01/01/2007    to  12/31/2007       27.558940         27.268055         637,582.4729
  01/01/2008    to  12/31/2008       27.268055         16.420585         538,320.0572
============   ==== ==========       =========         =========         ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.550900         14.361373               0.0000
  01/01/2007    to  12/31/2007       14.361373         15.808790          80,909.9467
  01/01/2008    to  12/31/2008       15.808790          8.918631          57,985.6124
============   ==== ==========       =========         =========         ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035         11.162385         138,388.6558
  01/01/2002    to  12/31/2002       11.162385          8.305264         192,895.6692
  01/01/2003    to  12/31/2003        8.305264         10.581112         156,192.6422
  01/01/2004    to  12/31/2004       10.581112         11.097097         125,200.2882
  01/01/2005    to  12/31/2005       11.097097         11.880570         115,484.0864
  01/01/2006    to  12/31/2006       11.880570         12.422921         105,707.2667
  01/01/2007    to  04/27/2007       12.422921         13.251701               0.0000
============   ==== ==========       =========         =========         ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  04/30/2007    to  12/31/2007       14.869055         15.514252          11,524.1754
  01/01/2008    to  12/31/2008       15.514252          8.740830           8,953.9659
============   ==== ==========       =========         =========         ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES II))
  05/01/2002    to  12/31/2002       10.472720          8.296190          18,702.1427
  01/01/2003    to  12/31/2003        8.296190         10.542031          21,317.6207
  01/01/2004    to  12/31/2004       10.542031         11.025703          13,578.1900
  01/01/2005    to  12/31/2005       11.025703         11.776177          13,942.5769
  01/01/2006    to  12/31/2006       11.776177         12.285730          13,899.8899
  01/01/2007    to  04/27/2007       12.285730         13.092370               0.0000
============   ==== ==========       =========         =========         ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.324007         12.863783         950,432.5565
  01/01/2006    to  12/31/2006       12.863783         14.448465         777,132.0016
  01/01/2007    to  12/31/2007       14.448465         15.784081         623,331.2147
  01/01/2008    to  12/31/2008       15.784081          9.512270         522,091.2710
============   ==== ==========       =========         =========         ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY
SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419          8.026828         290,769.1364
  01/01/2002    to  12/31/2002        8.026828          5.384463         661,985.1545
  01/01/2003    to  12/31/2003        5.384463          7.067084         798,194.4974
  01/01/2004    to  12/31/2004        7.067084          7.382727         891,109.7242
  01/01/2005    to  04/30/2005        7.382727          6.334705             196.7287
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.426056          6.148147         299,044.2081
============   ==== ==========       =========         =========         ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
  04/10/2001    to  12/31/2001        6.977784          6.964671         158,655.9273
  01/01/2002    to  12/31/2002        6.964671          6.840593         292,223.6627
  01/01/2003    to  12/31/2003        6.840593         10.294514         332,278.8324
  01/01/2004    to  12/31/2004       10.294514         12.627869         352,767.1439
  01/01/2005    to  12/31/2005       12.627869         15.828910         360,961.3270
  01/01/2006    to  12/31/2006       15.828910         19.944302         293,553.0337
  01/01/2007    to  12/31/2007       19.944302         25.262878         192,494.2104
  01/01/2008    to  04/25/2008       25.262878         22.978574               0.0000
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.720365         11.158321           6,472.6220
  01/01/2005    to  12/31/2005       11.158321         12.817041           5,064.6875
  01/01/2006    to  12/31/2006       12.817041         16.000859           4,278.6032
  01/01/2007    to  12/31/2007       16.000859         17.878636           3,667.9659
  01/01/2008    to  12/31/2008       17.878636         10.154203             790.5610
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.495151          7.174500           4,384.1230
  01/01/2002    to  12/31/2002        7.174500          5.619310           4,670.5398
  01/01/2003    to  12/31/2003        5.619310          6.882211           3,922.6016
  01/01/2004    to  04/30/2004        6.882211          6.946122           4,282.1728
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       11.035464          9.723017           5,255.1184
  01/01/2002    to  12/31/2002        9.723017          7.810082           5,202.0847
  01/01/2003    to  12/31/2003        7.810082         10.408896           4,606.6471
  01/01/2004    to  04/30/2004       10.408896         10.155880           5,809.5914
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739526          8.364799          41,049.8664
  01/01/2002    to  12/31/2002        8.364799          7.256874         522,387.8148
  01/01/2003    to  12/31/2003        7.256874          9.425479         874,528.2853
  01/01/2004    to  12/31/2004        9.425479         11.084222       1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222         12.698204       1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204         15.829203       1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203         17.646923       1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923         10.008772         996,440.7431
============   ==== ==========       =========         =========       ==============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001                             to  12/31/2001       10.870934          9.705998            4,815.0888
   01/01/2002                             to  12/31/2002        9.705998          8.245550            8,747.7535
   01/01/2003                             to  12/31/2003        8.245550         10.804180            8,424.5483
   01/01/2004                             to  04/30/2004       10.804180         10.705111            5,358.2944
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001                             to  12/31/2001       14.406299         12.908230          228,138.0493
   01/01/2002                             to  12/31/2002       12.908230         10.453331          500,054.1756
   01/01/2003                             to  12/31/2003       10.453331         13.215719          583,107.0148
   01/01/2004                             to  12/31/2004       13.215719         15.104135          410,803.3479
   01/01/2005                             to  04/30/2005       15.104135         14.657833              490.1258
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   04/10/2001                             to  12/31/2001        7.574525          6.118329          132,703.4185
   01/01/2002                             to  12/31/2002        6.118329          4.897527          279,832.6457
   01/01/2003                             to  12/31/2003        4.897527          6.143105          298,709.2600
   01/01/2004                             to  04/30/2004        6.143105          6.240635          256,227.2231
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.808000          8.277517        2,529,877.5500
   01/01/2005                             to  12/31/2005        8.277517          8.526290        1,927,136.5714
   01/01/2006                             to  12/31/2006        8.526290          9.025889        1,813,925.7357
   01/01/2007                             to  12/31/2007        9.025889         10.145899        1,461,057.7979
   01/01/2008                             to  12/31/2008       10.145899          5.394779        1,270,776.6208
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.945879          8.816609          247,377.6617
   01/01/2002                             to  12/31/2002        8.816609          7.207355          502,246.9635
   01/01/2003                             to  12/31/2003        7.207355          8.566070          487,970.7247
   01/01/2004                             to  04/30/2004        8.566070          8.601707          433,377.3997
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.119154          7.854776           19,534.0571
   01/01/2002                             to  12/31/2002        7.854776          5.970450           19,065.6201
   01/01/2003                             to  12/31/2003        5.970450          7.241893           19,705.1128
   01/01/2004                             to  04/30/2004        7.241893          7.147694           19,705.1128
=============                            ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.749005         10.818288           23,995.3125
  01/01/2002    to  12/31/2002       10.818288          8.010563           30,809.9421
  01/01/2003    to  12/31/2003        8.010563          9.799582           30,084.2724
  01/01/2004    to  04/30/2004        9.799582          9.976867           29,855.9158
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.075038         10.515687           72,154.0372
  01/01/2002    to  12/31/2002       10.515687         11.304919        2,135,803.4105
  01/01/2003    to  12/31/2003       11.304919         11.598744        3,129,998.9400
  01/01/2004    to  12/31/2004       11.598744         11.976661        2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661         12.045993        2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993         12.384722        2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722         13.102425        2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425         12.940264        2,302,653.2914
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663         13.377050          145,492.1584
  01/01/2002    to  12/31/2002       13.377050         14.288890          296,580.0861
  01/01/2003    to  12/31/2003       14.288890         14.583206          387,732.3768
  01/01/2004    to  11/19/2004       14.583206         14.930708          434,416.9639
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME EFT SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.123720           61,392.6747
  01/01/2006    to  12/31/2006       10.123720         11.126248          240,308.1896
  01/01/2007    to  12/31/2007       11.126248         11.534018          516,594.7209
  01/01/2008    to  12/31/2008       11.534018          8.501714          544,323.5877
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.161869           15,946.1925
  01/01/2006    to  12/31/2006       10.161869         11.380262          149,556.1052
  01/01/2007    to  12/31/2007       11.380262         11.821958          212,240.7929
  01/01/2008    to  12/31/2008       11.821958          7.794369          186,950.0474
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.285491          7.122789          490,111.7668
  01/01/2005    to  12/31/2005        7.122789          8.048401          407,960.8926
  01/01/2006    to  12/31/2006        8.048401          8.436668          323,670.0621
  01/01/2007    to  12/31/2007        8.436668          9.779413          252,933.1013
  01/01/2008    to  12/31/2008        9.779413          5.807257          203,697.7265
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        7.687457          7.188752         283,383.3877
  01/01/2002    to  12/31/2002        7.188752          4.815363         645,868.9467
  01/01/2003    to  12/31/2003        4.815363          6.528193         650,219.2445
  01/01/2004    to  04/30/2004        6.528193          6.658396         575,384.4424
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615046          8.220557         107,325.0956
  01/01/2002    to  12/31/2002        8.220557          4.525032         874,509.3435
  01/01/2003    to  12/31/2003        4.525032          6.081870       2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870          7.048322       1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322          7.947436       1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436          8.299611       1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611          9.602874       1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874          5.690788         981,243.9270
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       15.084961         17.864943           6,383.4048
  01/01/2006    to  12/31/2006       17.864943         19.925290           6,111.0118
  01/01/2007    to  12/31/2007       19.925290         19.049914           5,605.2946
  01/01/2008    to  12/31/2008       19.049914         13.174208           2,549.2727
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  04/10/2001    to  12/31/2001        8.896468         10.561257           7,698.6500
  01/01/2002    to  12/31/2002       10.561257          9.209199          14,806.3978
  01/01/2003    to  12/31/2003        9.209199         12.866057           9,260.6915
  01/01/2004    to  12/31/2004       12.866057         15.948792           8,158.9213
  01/01/2005    to  04/30/2005       15.948792         14.967683               0.0000
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.927402         14.226210         749,621.5910
  01/01/2005    to  12/31/2005       14.226210         16.160130         675,892.4241
  01/01/2006    to  12/31/2006       16.160130         17.983664         622,328.8281
  01/01/2007    to  12/31/2007       17.983664         17.153385         554,229.9754
  01/01/2008    to  12/31/2008       17.153385         11.840161         453,622.6730
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000         11.077159           3,453.9341
  01/01/2002    to  12/31/2002       11.077159         10.201433          32,437.8880
  01/01/2003    to  12/31/2003       10.201433         14.138051          25,428.8304
  01/01/2004    to  04/30/2004       14.138051         14.324158          24,789.3422
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644         10.458340         233,041.5843
  01/01/2006    to  12/31/2006       10.458340         11.939126         432,481.7855
  01/01/2007    to  12/31/2007       11.939126         11.450048         396,995.8450
  01/01/2008    to  12/31/2008       11.450048          7.217589         344,939.7706
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640          8.802984         103,222.3907
  01/01/2002    to  12/31/2002        8.802984          6.544880         261,933.6938
  01/01/2003    to  12/31/2003        6.544880          8.736494         335,535.6865
  01/01/2004    to  12/31/2004        8.736494          9.662589         328,427.4924
  01/01/2005    to  12/31/2005        9.662589          9.940352         312,261.9803
  01/01/2006    to  12/31/2006        9.940352         10.596585         294,259.9442
  01/01/2007    to  12/31/2007       10.596585         12.869538         259,720.8437
  01/01/2008    to  12/31/2008       12.869538          6.740158         216,898.3079
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       42.373547         42.523806           4,676.0046
  01/01/2005    to  12/31/2005       42.523806         42.731058          63,880.1102
  01/01/2006    to  12/31/2006       42.731058         43.772618          89,526.7024
  01/01/2007    to  12/31/2007       43.772618         45.645270          36,456.1555
  01/01/2008    to  12/31/2008       45.645270         43.250853          29,661.1502
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860067          9.947469         573,196.9846
  01/01/2006    to  12/31/2006        9.947469         10.230456         815,314.8727
  01/01/2007    to  12/31/2007       10.230456         10.546583       1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583         10.643155       2,065,900.1899
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041611         10.134443          77,162.0693
  01/01/2002    to  12/31/2002       10.134443         10.077868         745,567.9878
  01/01/2003    to  12/31/2003       10.077868          9.955999         890,691.6762
  01/01/2004    to  12/31/2004        9.955999          9.855432         509,470.6728
  01/01/2005    to  04/30/2005        9.855432          9.860283           3,411.3696
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.957788         17.923294           28,204.3266
  01/01/2005    to  12/31/2005       17.923294         18.320153           29,885.8421
  01/01/2006    to  12/31/2006       18.320153         20.984296           20,210.7196
  01/01/2007    to  12/31/2007       20.984296         19.877108           16,536.7039
  01/01/2008    to  12/31/2008       19.877108         12.012838           27,608.9224
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.803262          123,611.0320
  01/01/2003    to  12/31/2003        7.803262         10.549879          281,063.6073
  01/01/2004    to  12/31/2004       10.549879         11.311583          480,706.5590
  01/01/2005    to  12/31/2005       11.311583         11.739347          526,151.6279
  01/01/2006    to  12/31/2006       11.739347         12.683378          447,355.9250
  01/01/2007    to  12/31/2007       12.683378         12.434415          656,291.1625
  01/01/2008    to  12/31/2008       12.434415          7.288546          568,911.4393
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.029498         10.324448          233,408.5599
  01/01/2002    to  12/31/2002       10.324448          8.007075          444,804.5650
  01/01/2003    to  12/31/2003        8.007075          9.595958          454,159.8318
  01/01/2004    to  12/31/2004        9.595958         10.488555          345,909.6572
  01/01/2005    to  12/31/2005       10.488555         11.042024          295,259.3803
  01/01/2006    to  12/31/2006       11.042024         12.240458          256,459.4396
  01/01/2007    to  04/27/2007       12.240458         12.938045                0.0000
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       14.909620         15.688912           49,822.4695
  01/01/2002    to  12/31/2002       15.688912         11.446361           85,618.1983
  01/01/2003    to  12/31/2003       11.446361         14.997217           86,194.3312
  01/01/2004    to  11/19/2004       14.997217         16.110947           75,748.8035
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196756         10.136771          167,899.0385
  01/01/2002    to  12/31/2002       10.136771          8.320551        1,455,072.3987
  01/01/2003    to  12/31/2003        8.320551         10.699997        2,837,066.7900
  01/01/2004    to  12/31/2004       10.699997         11.802287        3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287         12.786459        3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459         14.389697        3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697         14.780208        2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208          8.801293        2,282,848.3988
============   ==== ==========       =========         =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        8.744763          9.666106         7,437.1852
  01/01/2005    to  12/31/2005        9.666106          9.925888       184,281.7557
  01/01/2006    to  12/31/2006        9.925888         10.712919       247,852.9500
  01/01/2007    to  12/31/2007       10.712919         10.991307       111,440.0886
  01/01/2008    to  12/31/2008       10.991307          6.344902        98,039.8458
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.593715         10.409513       892,343.7227
  01/01/2005    to  12/31/2005       10.409513         11.625804       816,190.2397
  01/01/2006    to  12/31/2006       11.625804         11.724679       814,130.3729
  01/01/2007    to  12/31/2007       11.724679         12.845133       619,641.8715
  01/01/2008    to  12/31/2008       12.845133          8.016809       518,219.3982
============   ==== ==========       =========         =========       ============
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.601949        54,003.9453
  01/01/2004    to  12/31/2004       12.601949         14.623726        52,425.3828
  01/01/2005    to  12/31/2005       14.623726         16.914945        52,315.0958
  01/01/2006    to  12/31/2006       16.914945         19.338940        40,980.3165
  01/01/2007    to  12/31/2007       19.338940         20.936031        35,723.1353
  01/01/2008    to  12/31/2008       20.936031         11.481951        33,675.4969
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.797642         11.578333       515,068.8129
  01/01/2006    to  12/31/2006       11.578333         13.121585       414,812.5866
  01/01/2007    to  12/31/2007       13.121585         13.550452       357,212.0648
  01/01/2008    to  12/31/2008       13.550452          8.363648       320,006.3980
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.158267          7.954140        27,710.5086
  01/01/2002    to  12/31/2002        7.954140          6.059699        49,141.0675
  01/01/2003    to  12/31/2003        6.059699          7.632826        47,615.3307
  01/01/2004    to  12/31/2004        7.632826          8.284811        41,094.4581
  01/01/2005    to  04/30/2005        8.284811          7.898384             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.809301             0.0000
  01/01/2004    to  04/30/2004       11.809301         12.015314            74.1117
============   ==== ==========       =========         =========       ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       10.665345         10.920347             9.3762
  01/01/2002    to  12/31/2002       10.920347         11.621240        25,420.0822
  01/01/2003    to  12/31/2003       11.621240         12.585301        31,167.3937
  01/01/2004    to  04/30/2004       12.585301         12.542098        31,983.6295
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.014845         11.916121       222,600.4184
  01/01/2005    to  12/31/2005       11.916121         12.463356       358,599.2107
  01/01/2006    to  12/31/2006       12.463356         13.839295       926,229.4134
  01/01/2007    to  12/31/2007       13.839295         14.863686       481,785.6339
  01/01/2008    to  12/31/2008       14.863686          8.479334       410,606.5430
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       13.158597         11.946982        17,779.5545
  01/01/2002    to  12/31/2002       11.946982          7.772782        32,247.4836
  01/01/2003    to  12/31/2003        7.772782          9.934321        23,028.5224
  01/01/2004    to  04/30/2004        9.934321         10.130677        21,447.7052
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       14.011787         12.589814        20,482.3310
  01/01/2002    to  12/31/2002       12.589814          8.631748        77,891.5610
  01/01/2003    to  12/31/2003        8.631748         11.253576       140,604.7296
  01/01/2004    to  12/31/2004       11.253576         11.414530       467,062.8871
  01/01/2005    to  12/31/2005       11.414530         11.846113       716,247.0255
  01/01/2006    to  04/30/2006       11.846113         12.366121       796,449.7342
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.408395         15.815606         1,886.9703
  01/01/2008    to  12/31/2008       15.815606          9.925778         1,881.7418
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II))
  04/10/2001    to  12/31/2001        9.865125          9.564269         5,454.9319
  01/01/2002    to  12/31/2002        9.564269          6.259309         4,015.8607
  01/01/2003    to  12/31/2003        6.259309          8.185333         4,465.8474
  01/01/2004    to  12/31/2004        8.185333          8.938491         4,334.7752
  01/01/2005    to  12/31/2005        8.938491          9.414286         3,872.2733
  01/01/2006    to  12/31/2006        9.414286          9.748334         3,956.4057
  01/01/2007    to  04/27/2007        9.748334         10.434056             0.0000
============   ==== ==========       =========         =========       ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.161383         12.943954        75,437.4466
  01/01/2005    to  12/31/2005       12.943954         14.097094        69,253.6304
  01/01/2006    to  12/31/2006       14.097094         14.370140        50,638.6844
  01/01/2007    to  12/31/2007       14.370140         15.481068        43,212.6297
  01/01/2008    to  12/31/2008       15.481068          9.696770        32,402.9397
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439         12.175342        24,956.1260
  01/01/2002    to  12/31/2002       12.175342          8.540681        55,319.8510
  01/01/2003    to  12/31/2003        8.540681         11.530067        67,277.0956
  01/01/2004    to  04/30/2004       11.530067         11.737509        78,239.1365
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.219189         19.282790        26,862.4994
  01/01/2005    to  12/31/2005       19.282790         19.454003        27,228.1395
  01/01/2006    to  12/31/2006       19.454003         20.059883        25,891.2896
  01/01/2007    to  12/31/2007       20.059883         20.460637        33,844.4100
  01/01/2008    to  12/31/2008       20.460637         17.061250        26,564.4977
============   ==== ==========       =========         =========       ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        9.813112          9.935372         9,205.6617
  01/01/2002    to  12/31/2002        9.935372          9.656462        13,668.0906
  01/01/2003    to  12/31/2003        9.656462         11.677014        72,950.6550
  01/01/2004    to  12/31/2004       11.677014         12.583819        80,033.8788
  01/01/2005    to  12/31/2005       12.583819         12.889127       126,517.2656
  01/01/2006    to  12/31/2006       12.889127         13.833228       133,274.8406
  01/01/2007    to  12/31/2007       13.833228         14.083053        59,537.6737
  01/01/2008    to  12/31/2008       14.083053         10.595283        50,591.5852
============   ==== ==========       =========         =========       ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.898695         11.327448        14,805.8808
  01/01/2002    to  12/31/2002       11.327448         11.928507       100,630.8538
  01/01/2003    to  12/31/2003       11.928507         12.009083        68,521.7498
  01/01/2004    to  12/31/2004       12.009083         12.028821        81,468.5283
  01/01/2005    to  12/31/2005       12.028821         11.952419        85,716.4855
  01/01/2006    to  12/31/2006       11.952419         12.225028        72,170.0846
  01/01/2007    to  12/31/2007       12.225028         12.910528        74,654.0026
  01/01/2008    to  12/31/2008       12.910528         12.645635        69,826.3876
============   ==== ==========       =========         =========       ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        8.168710          8.094606         4,862.1503
  01/01/2002    to  12/31/2002        8.094606          6.352110        56,977.6730
  01/01/2003    to  12/31/2003        6.352110          8.146422        17,787.2976
  01/01/2004    to  12/31/2004        8.146422          8.878981        19,108.2152
  01/01/2005    to  12/31/2005        8.878981          9.038745        13,381.7611
  01/01/2006    to  12/31/2006        9.038745         10.215956        11,109.5334
  01/01/2007    to  12/31/2007       10.215956         10.736884        18,432.2007
  01/01/2008    to  12/31/2008       10.736884          6.058581        14,225.0516
============   ==== ==========       =========         =========       ============
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.990799         11.471803       279,978.2282
  01/01/2002    to  12/31/2002       11.471803         12.308845       495,189.8313
  01/01/2003    to  12/31/2003       12.308845         12.719587       450,359.3232
  01/01/2004    to  12/31/2004       12.719587         13.117550       430,499.3373
  01/01/2005    to  12/31/2005       13.117550         13.220032       359,512.0677
  01/01/2006    to  12/31/2006       13.220032         13.505156       302,257.5079
  01/01/2007    to  12/31/2007       13.505156         14.446339       243,062.7124
  01/01/2008    to  12/31/2008       14.446339         14.890614       149,351.8435
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412         11.202545        21,753.2700
  01/01/2002    to  12/31/2002       11.202545          8.926812        22,603.5346
  01/01/2003    to  12/31/2003        8.926812         11.185167        21,303.3222
  01/01/2004    to  12/31/2004       11.185167         12.224123        40,084.3715
  01/01/2005    to  12/31/2005       12.224123         12.653328        44,117.6739
  01/01/2006    to  12/31/2006       12.653328         14.427259        39,337.2097
  01/01/2007    to  12/31/2007       14.427259         13.332933        35,811.4851
  01/01/2008    to  12/31/2008       13.332933          8.039124        39,496.6097
============   ==== ==========       =========         =========       ============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.886743         11.016404         3,976.3220
  01/01/2002    to  12/31/2002       11.016404          7.520003        15,387.7145
  01/01/2003    to  12/31/2003        7.520003          9.850282         8,360.3194
  01/01/2004    to  12/31/2004        9.850282         11.491458         7,327.6460
  01/01/2005    to  12/31/2005       11.491458         12.677266         5,493.5986
  01/01/2006    to  12/31/2006       12.677266         13.150210         6,023.3772
  01/01/2007    to  12/31/2007       13.150210         13.426542         5,062.0546
  01/01/2008    to  12/31/2008       13.426542          7.191196         4,142.9182
============   ==== ==========       =========         =========       ============

                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 DWS VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
   04/10/2001                             to  12/31/2001       11.799539         12.220680            9,196.0218
   01/01/2002                             to  12/31/2002       12.220680         12.988538           32,631.7469
   01/01/2003                             to  12/31/2003       12.988538         13.064372           23,281.6707
   01/01/2004                             to  12/31/2004       13.064372         13.332140           18,618.0001
   01/01/2005                             to  12/31/2005       13.332140         13.452082           13,049.7365
   01/01/2006                             to  12/31/2006       13.452082         13.783408            7,236.5885
   01/01/2007                             to  12/31/2007       13.783408         14.363468            6,263.1676
   01/01/2008                             to  12/31/2008       14.363468         14.825033            5,500.6087
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        7.744779          7.642126        1,877,780.8910
=============                            ==== ==========       =========         =========        ==============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.930000         10.310734          619,084.2645
   01/01/2007                             to  12/31/2007       10.310734         11.032615        1,742,070.9617
   01/01/2008                             to  11/07/2008       11.032615          6.676587                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.383091          8.329388        7,247,411.5696
=============                            ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000         10.196803          966,996.9332
   01/01/2007                             to  12/31/2007       10.196803         10.672997        3,077,273.9544
   01/01/2008                             to  11/07/2008       10.672997          7.330569                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.594511         11.099798          639,937.3383
   01/01/2007                             to  12/31/2007       11.099798         11.563424          812,162.4307
   01/01/2008                             to  12/31/2008       11.563424          9.024871        1,089,549.2684
=============                            ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.089458          8.003254        6,222,133.4460
=============                            ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000         10.233081          934,270.4072
   01/01/2007                             to  12/31/2007       10.233081         10.864272        2,413,971.1083
   01/01/2008                             to  11/07/2008       10.864272          6.920561                0.0000
=============                            ==== ==========       =========         =========        ==============

                         1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.003990         11.543319         1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319         12.058129         2,371,941.0372
  01/01/2008    to  12/31/2008       12.058129          8.726651         2,408,636.9381
============   ==== ==========       =========         =========         ==============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004                             to  12/31/2004       15.077094         17.786584           773.6308
   01/01/2005                             to  12/31/2005       17.786584         20.624526        43,459.2840
   01/01/2006                             to  12/31/2006       20.624526         25.983329        53,920.0984
   01/01/2007                             to  12/31/2007       25.983329         29.283341        36,246.8022
   01/01/2008                             to  12/31/2008       29.283341         17.154829        31,625.5839
=============                            ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                             to  12/31/2004       47.168508         51.437589         1,478.7947
   01/01/2005                             to  12/31/2005       51.437589         53.496731         3,433.4825
   01/01/2006                             to  12/31/2006       53.496731         63.205667         3,967.8870
   01/01/2007                             to  12/31/2007       63.205667         63.051798         6,951.6479
   01/01/2008                             to  12/31/2008       63.051798         35.518412         8,724.0628
=============                            ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                             to  12/31/2004       22.322642         25.693100        63,842.9028
   01/01/2005                             to  12/31/2005       25.693100         27.885593       158,057.5721
   01/01/2006                             to  12/31/2006       27.885593         33.363009       158,265.8506
   01/01/2007                             to  12/31/2007       33.363009         37.943515       108,100.4282
   01/01/2008                             to  12/31/2008       37.943515         22.284359        98,151.4518
=============                            ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.041709          7.006834       388,422.9887
=============                            ==== ==========       =========         =========       ============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        6.446581          6.355426       437,222.6785
=============                            ==== ==========       =========         =========       ============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.646757          7.680087       337,991.9950
=============                            ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       12.474308         14.313282       167,563.8515
   01/01/2006                             to  12/31/2006       14.313282         19.400065       149,857.8175
   01/01/2007                             to  12/31/2007       19.400065         16.241955       114,636.7150
   01/01/2008                             to  12/31/2008       16.241955          9.331819       119,385.5653
=============                            ==== ==========       =========         =========       ============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN REAL ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       15.115025         20.711273        37,149.6055
   01/01/2005                             to  04/30/2005       20.711273         19.857551             0.0000
=============                            ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.605583         15.610081        81,786.3092
   01/01/2008                             to  12/31/2008       15.610081          9.487441        83,560.4552
=============                            ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.568596         14.565078         2,066.9340
   01/01/2005                             to  12/31/2005       14.565078         15.753095         9,231.8931
   01/01/2006                             to  12/31/2006       15.753095         17.788034        15,288.6656
   01/01/2007                             to  04/27/2007       17.788034         19.331836             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        6.597854          7.165960       357,322.6776
   01/01/2005                             to  12/31/2005        7.165960          8.017990       266,399.2212
   01/01/2006                             to  12/31/2006        8.017990          7.761627       289,450.6058
   01/01/2007                             to  12/31/2007        7.761627          7.818763       213,498.5595
   01/01/2008                             to  12/31/2008        7.818763          4.694194       188,082.2069
=============                            ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.411851         11.154963        12,360.1918
   01/01/2007                             to  12/31/2007       11.154963         10.338948        19,293.1196
   01/01/2008                             to  12/31/2008       10.338948          4.622100        35,030.7235
=============                            ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        7.651943          8.476841         1,609.7314
   01/01/2005                             to  12/31/2005        8.476841          8.927355        10,384.2329
   01/01/2006                             to  04/30/2006        8.927355          9.327315        10,369.6762
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       16.104967         17.147561       305,895.0429
   01/01/2005                             to  12/31/2005       17.147561         17.145239       406,319.8207
   01/01/2006                             to  12/31/2006       17.145239         18.435781       361,235.0413
   01/01/2007                             to  12/31/2007       18.435781         19.349333       361,612.0880
   01/01/2008                             to  12/31/2008       19.349333         15.514573       322,654.8108
=============                            ==== ==========       =========         =========       ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       14.305507         15.358021        69,881.3464
  01/01/2005    to  04/30/2005       15.358021         14.864274             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  05/01/2004    to  12/31/2004       15.998431         17.210010             0.0000
  01/01/2005    to  04/30/2005       17.210010         16.545435             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       43.155329         47.778007       272,199.5771
  01/01/2005    to  12/31/2005       47.778007         48.665131       364,471.4972
  01/01/2006    to  12/31/2006       48.665131         56.469091       364,176.8859
  01/01/2007    to  12/31/2007       56.469091         57.693957       301,064.6925
  01/01/2008    to  12/31/2008       57.693957         36.184576       283,445.3790
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.043768         23.336992       169,864.5641
  01/01/2005    to  12/31/2005       23.336992         24.840578       427,820.2025
  01/01/2006    to  12/31/2006       24.840578         27.451333       490,929.7185
  01/01/2007    to  12/31/2007       27.451333         27.202590       468,634.0222
  01/01/2008    to  12/31/2008       27.202590         16.405880       450,031.9361
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.783359         14.605328           153.8109
  01/01/2007    to  12/31/2007       14.605328         16.101595           143.4410
  01/01/2008    to  12/31/2008       16.101595          9.097531           155.2289
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  04/30/2007    to  12/31/2007       15.129274         15.801668           993.0739
  01/01/2008    to  12/31/2008       15.801668          8.916200         1,075.9992
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES II))
  05/01/2004    to  12/31/2004       19.403176         20.761338             0.0000
  01/01/2005    to  12/31/2005       20.761338         22.207661           188.8630
  01/01/2006    to  12/31/2006       22.207661         23.203277           629.6322
  01/01/2007    to  04/27/2007       23.203277         24.738816             0.0000
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.402499         12.965826       243,909.2927
  01/01/2006    to  12/31/2006       12.965826         14.584886       200,433.1610
  01/01/2007    to  12/31/2007       14.584886         15.957165       147,630.4668
  01/01/2008    to  12/31/2008       15.957165          9.631096       129,237.5501
============   ==== ==========       =========         =========       ============

                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                             to  12/31/2004       13.657809         14.372612           90,539.1535
   01/01/2005                             to  04/30/2005       14.372612         12.338375                0.0000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.466450          6.172943          237,142.4606
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
   05/01/2004                             to  12/31/2004        6.847729          8.407970          113,287.6509
   01/01/2005                             to  12/31/2005        8.407970         10.555071          241,982.5724
   01/01/2006                             to  12/31/2006       10.555071         13.319212          269,268.4127
   01/01/2007                             to  12/31/2007       13.319212         16.896519          184,371.7766
   01/01/2008                             to  04/25/2008       16.896519         15.376061                0.0000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.735580         11.170897          341,872.9895
   01/01/2005                             to  12/31/2005       11.170897         12.812338          466,828.0333
   01/01/2006                             to  12/31/2006       12.812338         15.975005          468,956.9514
   01/01/2007                             to  12/31/2007       15.975005         17.827392          353,861.6839
   01/01/2008                             to  12/31/2008       17.827392         10.121297          331,023.4075
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.861263          8.342276          587,746.6856
   01/01/2005                             to  12/31/2005        8.342276          8.605857          491,941.5275
   01/01/2006                             to  12/31/2006        8.605857          9.123759          559,131.7120
   01/01/2007                             to  12/31/2007        9.123759         10.271393          484,864.5554
   01/01/2008                             to  12/31/2008       10.271393          5.469755          420,157.9012
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.652784         12.070302          627,605.8901
   01/01/2005                             to  12/31/2005       12.070302         12.158353        1,222,596.5719
   01/01/2006                             to  12/31/2006       12.158353         12.518956        1,375,950.7396
   01/01/2007                             to  12/31/2007       12.518956         13.264424        1,104,521.5201
   01/01/2008                             to  12/31/2008       13.264424         13.119967          950,768.4695
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.431310         14.895701           88,025.7612
=============                            ==== ==========       =========         =========        ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME EFT SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.127506           43,246.1495
  01/01/2006    to  12/31/2006       10.127506         11.147068          374,324.5676
  01/01/2007    to  12/31/2007       11.147068         11.573039          871,562.2204
  01/01/2008    to  12/31/2008       11.573039          8.543334        1,042,786.6640
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.165670          103,277.5711
  01/01/2006    to  12/31/2006       10.165670         11.401556          387,878.6347
  01/01/2007    to  12/31/2007       11.401556         11.861953          586,604.8994
  01/01/2008    to  12/31/2008       11.861953          7.832534          497,895.0979
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.271657          7.103474          404,278.9055
  01/01/2005    to  12/31/2005        7.103474          8.021608          740,632.1901
  01/01/2006    to  12/31/2006        8.021608          8.389616          776,406.0241
  01/01/2007    to  12/31/2007        8.389616          9.721661          554,694.0244
  01/01/2008    to  12/31/2008        9.721661          5.769878          517,904.2439
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.975352         14.297607          260,661.2046
  01/01/2005    to  12/31/2005       14.297607         16.265528          248,109.4350
  01/01/2006    to  12/31/2006       16.265528         18.128055          262,753.8929
  01/01/2007    to  12/31/2007       18.128055         17.317227          230,423.5292
  01/01/2008    to  12/31/2008       17.317227         11.971285          199,078.6263
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998767         10.468869          253,637.4236
  01/01/2006    to  12/31/2006       10.468869         11.969030          447,480.3448
  01/01/2007    to  12/31/2007       11.969030         11.496053          371,673.8688
  01/01/2008    to  12/31/2008       11.496053          7.257528          355,651.9537
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.756346          9.716826           32,116.1204
  01/01/2005    to  12/31/2005        9.716826         10.011111           58,534.9431
  01/01/2006    to  12/31/2006       10.011111         10.687997           66,336.3304
  01/01/2007    to  12/31/2007       10.687997         13.000146           69,038.9889
  01/01/2008    to  12/31/2008       13.000146          6.818846           65,637.5654
============   ==== ==========       =========         =========        ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       43.880664         43.908593            3,315.2247
  01/01/2005    to  12/31/2005       43.908593         44.188654           74,302.8705
  01/01/2006    to  12/31/2006       44.188654         45.333507           92,692.1192
  01/01/2007    to  12/31/2007       45.333507         47.344271           59,039.2640
  01/01/2008    to  12/31/2008       47.344271         44.928249           55,411.6887
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.942177         10.040284           44,106.0766
  01/01/2006    to  12/31/2006       10.040284         10.341366          339,207.9758
  01/01/2007    to  12/31/2007       10.341366         10.677005          201,616.3369
  01/01/2008    to  12/31/2008       10.677005         10.790988          715,282.3957
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.979567          9.932521           35,261.8340
  01/01/2005    to  04/30/2005        9.932521          9.942272                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.049731         18.044500           29,480.0928
  01/01/2005    to  12/31/2005       18.044500         18.471644           27,456.8359
  01/01/2006    to  12/31/2006       18.471644         21.189493           23,969.7421
  01/01/2007    to  12/31/2007       21.189493         20.101794           22,832.9443
  01/01/2008    to  12/31/2008       20.101794         12.166969           18,027.3569
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.589837         11.357010          103,152.8346
  01/01/2005    to  12/31/2005       11.357010         11.804135          219,351.0393
  01/01/2006    to  12/31/2006       11.804135         12.772469          254,169.9468
  01/01/2007    to  12/31/2007       12.772469         12.540664          278,990.0395
  01/01/2008    to  12/31/2008       12.540664          7.361924          270,392.5777
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.715388         15.796607              318.2712
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.055459         11.894586          898,607.9162
  01/01/2005    to  12/31/2005       11.894586         12.905737        1,334,449.9423
  01/01/2006    to  12/31/2006       12.905737         14.545670        1,423,480.7740
  01/01/2007    to  12/31/2007       14.545670         14.962968        1,152,933.2142
  01/01/2008    to  12/31/2008       14.962968          8.923576        1,097,757.1175
============   ==== ==========       =========         =========        ==============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        8.784337          9.719514         9,451.3041
  01/01/2005    to  12/31/2005        9.719514          9.995667       234,723.2231
  01/01/2006    to  12/31/2006        9.995667         10.804390       326,998.5634
  01/01/2007    to  12/31/2007       10.804390         11.101894       212,824.2154
  01/01/2008    to  12/31/2008       11.101894          6.418417       219,421.2715
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.632312         10.461794       351,174.6091
  01/01/2005    to  12/31/2005       10.461794         11.701673       432,162.4161
  01/01/2006    to  12/31/2006       11.701673         11.818868       514,275.2690
  01/01/2007    to  12/31/2007       11.818868         12.967866       368,620.0276
  01/01/2008    to  12/31/2008       12.967866          8.105624       322,829.9963
============   ==== ==========       =========         =========       ============
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.667009         13.318846           684.9853
  01/01/2005    to  12/31/2005       13.318846         15.428671         1,873.7348
  01/01/2006    to  12/31/2006       15.428671         17.666084         3,306.5965
  01/01/2007    to  12/31/2007       17.666084         19.153890         6,532.4971
  01/01/2008    to  12/31/2008       19.153890         10.520417         4,543.4481
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.872477         11.668631        53,308.9901
  01/01/2006    to  12/31/2006       11.668631         13.241076        44,339.4955
  01/01/2007    to  12/31/2007       13.241076         13.691738        43,929.8394
  01/01/2008    to  12/31/2008       13.691738          8.461905        49,406.5570
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.105880         12.026561       121,618.3253
  01/01/2005    to  12/31/2005       12.026561         12.597694       381,939.9241
  01/01/2006    to  12/31/2006       12.597694         14.009405       941,427.1815
  01/01/2007    to  12/31/2007       14.009405         15.069101       578,756.1300
  01/01/2008    to  12/31/2008       15.069101          8.609495       539,689.8282
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       49.396368         51.290314        51,196.1692
  01/01/2005    to  12/31/2005       51.290314         53.309267       135,608.4182
  01/01/2006    to  04/30/2006       53.309267         55.676368       159,450.8399
============   ==== ==========       =========         =========       ============

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.293010         13.097077         4,081.2928
  01/01/2005    to  12/31/2005       13.097077         14.285200        10,330.9892
  01/01/2006    to  12/31/2006       14.285200         14.583703         7,615.0347
  01/01/2007    to  12/31/2007       14.583703         15.734859        10,172.8863
  01/01/2008    to  12/31/2008       15.734859          9.870610        13,417.5619
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.480982         19.579325         1,105.4301
  01/01/2005    to  12/31/2005       19.579325         19.782744         6,912.5974
  01/01/2006    to  12/31/2006       19.782744         20.429400         9,747.8805
  01/01/2007    to  12/31/2007       20.429400         20.868984        14,810.0625
  01/01/2008    to  12/31/2008       20.868984         17.427953        10,019.0316
============   ==== ==========       =========         =========       ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.792697         12.776191           841.9190
  01/01/2005    to  12/31/2005       12.776191         13.105759        87,830.7267
  01/01/2006    to  12/31/2006       13.105759         14.086782       149,683.7292
  01/01/2007    to  12/31/2007       14.086782         14.362833       103,994.2898
  01/01/2008    to  12/31/2008       14.362833         10.822050        84,923.9622
============   ==== ==========       =========         =========       ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       12.036546         12.097844        96,530.8397
  01/01/2005    to  12/31/2005       12.097844         12.039003        50,576.4933
  01/01/2006    to  12/31/2006       12.039003         12.332021        40,029.2648
  01/01/2007    to  12/31/2007       12.332021         13.043176        25,610.4077
  01/01/2008    to  12/31/2008       13.043176         12.794786        39,970.3373
============   ==== ==========       =========         =========       ============
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.895202         12.969860           542.4920
  01/01/2005    to  12/31/2005       12.969860         13.222995         3,399.2965
  01/01/2006    to  12/31/2006       13.222995         14.967535         3,607.2288
  01/01/2007    to  12/31/2007       14.967535         15.754499         3,619.3054
  01/01/2008    to  12/31/2008       15.754499          8.903322         3,707.9994
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       43.934444         47.658643           802.9248
  01/01/2005    to  12/31/2005       47.658643         49.405839           980.0529
  01/01/2006    to  12/31/2006       49.405839         56.416590           893.3883
  01/01/2007    to  12/31/2007       56.416590         52.216062           927.5822
  01/01/2008    to  12/31/2008       52.216062         31.531321           871.7125
============   ==== ==========       =========         =========       ============

                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
   05/03/2004                             to  12/31/2004       12.217615         13.909535              687.7593
   01/01/2005                             to  12/31/2005       13.909535         15.367824              149.7068
   01/01/2006                             to  12/31/2006       15.367824         15.965015              460.1982
   01/01/2007                             to  12/31/2007       15.965015         16.325104              458.6957
   01/01/2008                             to  12/31/2008       16.325104          8.756857              457.0120
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        7.791671          7.690011        1,725,814.3746
=============                            ==== ==========       =========         =========        ==============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.930000         10.312809          642,393.5748
   01/01/2007                             to  12/31/2007       10.312809         11.051489        1,615,769.2707
   01/01/2008                             to  11/07/2008       11.051489          6.696614                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.433837          8.381568        7,963,229.5620
=============                            ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000         10.198856        1,255,121.3078
   01/01/2007                             to  12/31/2007       10.198856         10.691255        4,084,956.5468
   01/01/2008                             to  11/07/2008       10.691255          7.352549                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.618221         11.135709          185,235.3179
   01/01/2007                             to  12/31/2007       11.135709         11.618345          272,319.2669
   01/01/2008                             to  12/31/2008       11.618345          9.081397          838,007.8450
=============                            ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.138433          8.053398        9,481,073.2135
=============                            ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000         10.235141          688,455.1861
   01/01/2007                             to  12/31/2007       10.235141         10.882857        3,028,538.1411
   01/01/2008                             to  11/07/2008       10.882857          6.941316                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       11.028614         11.580662          958,915.0270
   01/01/2007                             to  12/31/2007       11.580662         12.115397        1,467,665.9997
   01/01/2008                             to  12/31/2008       12.115397          8.781314        1,932,347.3506
=============                            ==== ==========       =========         =========        ==============

                                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004                             to  12/31/2004       14.667996         17.275317                0.0000
   01/01/2005                             to  12/31/2005       17.275317         19.981824            1,672.7500
   01/01/2006                             to  12/31/2006       19.981824         25.110974            6,558.6946
   01/01/2007                             to  12/31/2007       25.110974         28.229144            4,272.4482
   01/01/2008                             to  12/31/2008       28.229144         16.495759            2,418.6140
=============                            ==== ==========       =========         =========        ==============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                             to  12/31/2004       45.141256         49.145328                0.0000
   01/01/2005                             to  12/31/2005       49.145328         50.985461                0.0000
   01/01/2006                             to  12/31/2006       50.985461         60.088685              189.8466
   01/01/2007                             to  12/31/2007       60.088685         59.791878              180.8673
   01/01/2008                             to  12/31/2008       59.791878         33.597410              171.9041
=============                            ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                             to  12/31/2004       21.662247         24.891707            4,253.9983
   01/01/2005                             to  12/31/2005       24.891707         26.948561            6,772.5151
   01/01/2006                             to  12/31/2006       26.948561         32.161659            9,091.3419
   01/01/2007                             to  12/31/2007       32.161659         36.485419            5,032.3614
   01/01/2008                             to  12/31/2008       36.485419         21.374242            3,552.9511
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.032040          6.994767          667,228.4700
=============                            ==== ==========       =========         =========        ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        6.437720          6.344471        1,190,292.0731
=============                            ==== ==========       =========         =========        ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.636267          7.666872          491,992.6105
=============                            ==== ==========       =========         =========        ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       12.443000         14.253740          136,325.5664
   01/01/2006                             to  12/31/2006       14.253740         19.271313          157,880.1882
   01/01/2007                             to  12/31/2007       19.271313         16.093623          149,821.9519
   01/01/2008                             to  12/31/2008       16.093623          9.223364          132,254.2543
=============                            ==== ==========       =========         =========        ==============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN REAL ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       15.001085         20.521158         1,059.4204
   01/01/2005                             to  04/30/2005       20.521158         19.659220             0.0000
=============                            ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.430482         15.428895       144,273.1358
   01/01/2008                             to  12/31/2008       15.428895          9.353781       129,427.3998
=============                            ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.319307         14.252550            41.1182
   01/01/2005                             to  12/31/2005       14.252550         15.376713            40.9022
   01/01/2006                             to  12/31/2006       15.376713         17.319799         2,108.5351
   01/01/2007                             to  04/27/2007       17.319799         18.807638             0.0000
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        6.581263          7.136100       781,225.4021
   01/01/2005                             to  12/31/2005        7.136100          7.964706       525,101.1448
   01/01/2006                             to  12/31/2006        7.964706          7.690836       495,540.0535
   01/01/2007                             to  12/31/2007        7.690836          7.727995       422,370.8947
   01/01/2008                             to  12/31/2008        7.727995          4.628049       422,541.5303
=============                            ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.398874         11.122610        59,256.6729
   01/01/2007                             to  12/31/2007       11.122610         10.283068        71,461.8140
   01/01/2008                             to  12/31/2008       10.283068          4.585552        73,675.7912
=============                            ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        7.556583          8.357337             0.0000
   01/01/2005                             to  12/31/2005        8.357337          8.779589             0.0000
   01/01/2006                             to  04/30/2006        8.779589          9.165521             0.0000
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       16.064451         17.076098       685,346.9420
   01/01/2005                             to  12/31/2005       17.076098         17.031269       537,149.8991
   01/01/2006                             to  12/31/2006       17.031269         18.267637       542,621.3729
   01/01/2007                             to  12/31/2007       18.267637         19.124730       519,702.0840
   01/01/2008                             to  12/31/2008       19.124730         15.296064       436,233.8823
=============                            ==== ==========       =========         =========       ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME
SUB-ACCOUNT (SERVICE CLASS))
  05/01/2004    to  12/31/2004       13.995030         14.999825         4,641.0323
  01/01/2005    to  04/30/2005       14.999825         14.505759             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE
CLASS 2))
  05/01/2004    to  12/31/2004       15.270372         16.399617             0.0000
  01/01/2005    to  04/30/2005       16.399617         15.753483             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       43.046833         47.578964       429,989.9089
  01/01/2005    to  12/31/2005       47.578964         48.341721       351,515.8593
  01/01/2006    to  12/31/2006       48.341721         55.954181       341,504.5455
  01/01/2007    to  12/31/2007       55.954181         57.024330       308,668.0904
  01/01/2008    to  12/31/2008       57.024330         35.674748       276,826.4960
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.710562         22.911042        12,243.5736
  01/01/2005    to  12/31/2005       22.911042         24.326474        25,702.6111
  01/01/2006    to  12/31/2006       24.326474         26.816252        27,033.5655
  01/01/2007    to  12/31/2007       26.816252         26.506534        24,856.0192
  01/01/2008    to  12/31/2008       26.506534         15.945964        27,784.5557
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.397924         14.200964             0.0000
  01/01/2007    to  12/31/2007       14.200964         15.616502             0.0000
  01/01/2008    to  12/31/2008       15.616502          8.801294             0.0000
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  04/30/2007    to  12/31/2007       14.698065         15.325550             0.0000
  01/01/2008    to  12/31/2008       15.325550          8.625833             0.0000
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES II))
  05/01/2004    to  12/31/2004       18.876607         20.164452             0.0000
  01/01/2005    to  12/31/2005       20.164452         21.515502             0.0000
  01/01/2006    to  12/31/2006       21.515502         22.424094             0.0000
  01/01/2007    to  04/27/2007       22.424094         23.888599             0.0000
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.345499         12.879664       362,246.6080
  01/01/2006    to  12/31/2006       12.879664         14.451878       329,252.6982
  01/01/2007    to  12/31/2007       14.451878         15.771940       291,662.2626
  01/01/2008    to  12/31/2008       15.771940          9.495398       256,634.6839
============   ==== ==========       =========         =========       ============

                                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                             to  12/31/2004       13.453850         14.134511            7,452.8552
   01/01/2005                             to  04/30/2005       14.134511         12.124073                0.0000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.399187          6.131668           70,413.5393
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
   05/01/2004                             to  12/31/2004        6.709168          8.224201           12,632.4751
   01/01/2005                             to  12/31/2005        8.224201         10.298691           16,933.9559
   01/01/2006                             to  12/31/2006       10.298691         12.963337           17,313.1101
   01/01/2007                             to  12/31/2007       12.963337         16.403794            8,174.9941
   01/01/2008                             to  04/25/2008       16.403794         14.915784                0.0000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.711106         11.124362          522,437.5979
   01/01/2005                             to  12/31/2005       11.124362         12.727210          405,795.7495
   01/01/2006                             to  12/31/2006       12.727210         15.829364          403,883.4304
   01/01/2007                             to  12/31/2007       15.829364         17.620509          445,604.3010
   01/01/2008                             to  12/31/2008       17.620509          9.978727          336,070.5402
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.841501          8.307522        1,304,920.5870
   01/01/2005                             to  12/31/2005        8.307522          8.548668          994,431.8974
   01/01/2006                             to  12/31/2006        8.548668          9.040556          971,145.3829
   01/01/2007                             to  12/31/2007        9.040556         10.152174          883,697.9359
   01/01/2008                             to  12/31/2008       10.152174          5.392685          799,549.8858
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.623443         12.019969          763,670.5952
   01/01/2005                             to  12/31/2005       12.019969         12.077499          699,133.5903
   01/01/2006                             to  12/31/2006       12.077499         12.404736          849,038.1120
   01/01/2007                             to  12/31/2007       12.404736         13.110413          719,451.5509
   01/01/2008                             to  12/31/2008       13.110413         12.935178          776,172.3023
=============                            ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.145175         14.580471            4,353.1515
=============                            ==== ==========       =========         =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME EFT SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.121196             0.0000
  01/01/2006    to  12/31/2006       10.121196         11.112386        14,328.8819
  01/01/2007    to  12/31/2007       11.112386         11.508070       150,118.4312
  01/01/2008    to  12/31/2008       11.508070          8.474073       149,883.3162
============   ==== ==========       =========         =========       ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.159336             0.0000
  01/01/2006    to  12/31/2006       10.159336         11.366084        21,566.2409
  01/01/2007    to  12/31/2007       11.366084         11.795362       168,132.8559
  01/01/2008    to  12/31/2008       11.795362          7.769023       196,324.6389
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.255895          7.073886       539,705.6911
  01/01/2005    to  12/31/2005        7.073886          7.968314       522,229.9930
  01/01/2006    to  12/31/2006        7.968314          8.313116       501,887.7220
  01/01/2007    to  12/31/2007        8.313116          9.608835       502,456.6517
  01/01/2008    to  12/31/2008        9.608835          5.688596       413,669.4413
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.945259         14.238069       658,400.3957
  01/01/2005    to  12/31/2005       14.238069         16.157491       582,506.2236
  01/01/2006    to  12/31/2006       16.157491         17.962804       632,083.8801
  01/01/2007    to  12/31/2007       17.962804         17.116257       590,073.6714
  01/01/2008    to  12/31/2008       17.116257         11.802663       437,148.5686
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562         10.451325        22,966.7521
  01/01/2006    to  12/31/2006       10.451325         11.919227        85,062.7874
  01/01/2007    to  12/31/2007       11.919227         11.419472        96,248.9567
  01/01/2008    to  12/31/2008       11.419472          7.191079        93,244.9518
============   ==== ==========       =========         =========       ============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.686076          9.622877             0.0000
  01/01/2005    to  12/31/2005        9.622877          9.889633         6,276.6601
  01/01/2006    to  12/31/2006        9.889633         10.532005         4,318.5228
  01/01/2007    to  12/31/2007       10.532005         12.778253           813.6337
  01/01/2008    to  12/31/2008       12.778253          6.685618         2,564.2626
============   ==== ==========       =========         =========       ============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       41.610737         41.624957               18.0211
  01/01/2005    to  12/31/2005       41.624957         41.786131              858.5974
  01/01/2006    to  12/31/2006       41.786131         42.761992            1,863.3280
  01/01/2007    to  12/31/2007       42.761992         44.546603            1,726.2236
  01/01/2008    to  12/31/2008       44.546603         42.167509            1,488.3367
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.892445          9.973519          458,380.6783
  01/01/2006    to  12/31/2006        9.973519         10.247024          687,210.1040
  01/01/2007    to  12/31/2007       10.247024         10.553046        1,015,568.2644
  01/01/2008    to  12/31/2008       10.553046         10.639004        2,371,488.0135
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        9.954439          9.891100          253,746.9493
  01/01/2005    to  04/30/2005        9.891100          9.892743                0.0000
============   ==== ==========       =========         =========        ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.896785         17.842943            1,432.6957
  01/01/2005    to  12/31/2005       17.842943         18.219848            2,078.4602
  01/01/2006    to  12/31/2006       18.219848         20.848602              958.7108
  01/01/2007    to  12/31/2007       20.848602         19.728713              485.3890
  01/01/2008    to  12/31/2008       19.728713         11.911167              295.3913
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.536806         11.281419            3,772.1408
  01/01/2005    to  12/31/2005       11.281419         11.696374           10,930.0985
  01/01/2006    to  12/31/2006       11.696374         12.624352           12,990.4301
  01/01/2007    to  12/31/2007       12.624352         12.364105           10,859.2398
  01/01/2008    to  12/31/2008       12.364105          7.240045            8,554.2837
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.423600         15.462288               92.9188
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       11.027666         11.845032        1,387,014.0070
  01/01/2005    to  12/31/2005       11.845032         12.819984        1,232,480.4169
  01/01/2006    to  12/31/2006       12.819984         14.413047        1,309,198.0454
  01/01/2007    to  12/31/2007       14.413047         14.789310        1,315,469.2794
  01/01/2008    to  12/31/2008       14.789310          8.797857        1,099,658.9712
============   ==== ==========       =========         =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        8.718478          9.630663         4,284.4024
  01/01/2005    to  12/31/2005        9.630663          9.879639        10,210.4079
  01/01/2006    to  12/31/2006        9.879639         10.652369        19,584.6011
  01/01/2007    to  12/31/2007       10.652369         10.918194        11,804.0478
  01/01/2008    to  12/31/2008       10.918194          6.296359         7,008.7941
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.608101         10.418212       663,087.6564
  01/01/2005    to  12/31/2005       10.418212         11.623927       515,598.7796
  01/01/2006    to  12/31/2006       11.623927         11.711098       513,916.9419
  01/01/2007    to  12/31/2007       11.711098         12.817358       492,311.6930
  01/01/2008    to  12/31/2008       12.817358          7.991434       434,112.6527
============   ==== ==========       =========         =========       ============
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.293344         12.870928             0.0000
  01/01/2005    to  12/31/2005       12.870928         14.872688             0.0000
  01/01/2006    to  12/31/2006       14.872688         16.987067             0.0000
  01/01/2007    to  12/31/2007       16.987067         18.371448             0.0000
  01/01/2008    to  12/31/2008       18.371448         10.065335             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.818137         11.591091       396,623.4327
  01/01/2006    to  12/31/2006       11.591091         13.120340       392,218.9338
  01/01/2007    to  12/31/2007       13.120340         13.532831       377,287.7898
  01/01/2008    to  12/31/2008       13.532831          8.342698       293,287.0335
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.954570         11.843058        10,204.4961
  01/01/2005    to  12/31/2005       11.843058         12.374594        15,562.6811
  01/01/2006    to  12/31/2006       12.374594         13.727037        44,402.7810
  01/01/2007    to  12/31/2007       13.727037         14.728300        21,926.1400
  01/01/2008    to  12/31/2008       14.728300          8.393653        14,894.8659
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  05/01/2004    to  12/31/2004       47.272476         49.003651         4,642.2216
  01/01/2005    to  12/31/2005       49.003651         50.805801         7,591.4427
  01/01/2006    to  04/30/2006       50.805801         53.018881        10,270.5856
============   ==== ==========       =========         =========       ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.074414         12.842867            0.0000
  01/01/2005    to  12/31/2005       12.842867         13.973068            0.0000
  01/01/2006    to  12/31/2006       13.973068         14.229504            0.0000
  01/01/2007    to  12/31/2007       14.229504         15.314151        1,245.1952
  01/01/2008    to  12/31/2008       15.314151          9.582578            0.0000
============   ==== ==========       =========         =========        ==========
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       18.046723         19.087598            0.0000
  01/01/2005    to  12/31/2005       19.087598         19.237881            0.0000
  01/01/2006    to  12/31/2006       19.237881         19.817257            0.0000
  01/01/2007    to  12/31/2007       19.817257         20.192852            0.0000
  01/01/2008    to  12/31/2008       20.192852         16.821073            0.0000
============   ==== ==========       =========         =========        ==========
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.616720         12.564699            0.0000
  01/01/2005    to  12/31/2005       12.564699         12.856712          622.4767
  01/01/2006    to  12/31/2006       12.856712         13.784686        3,596.1214
  01/01/2007    to  12/31/2007       13.784686         14.019530        2,101.7424
  01/01/2008    to  12/31/2008       14.019530         10.536911        1,880.2065
============   ==== ==========       =========         =========        ==========
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.880671         11.921395            0.0000
  01/01/2005    to  12/31/2005       11.921395         11.833866        2,523.5005
  01/01/2006    to  12/31/2006       11.833866         12.091706        2,523.5005
  01/01/2007    to  12/31/2007       12.091706         12.756898        2,523.5005
  01/01/2008    to  12/31/2008       12.756898         12.482633        2,523.5005
============   ==== ==========       =========         =========        ==========
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  05/01/2004    to  12/31/2004       11.708080         12.744690            0.0000
  01/01/2005    to  12/31/2005       12.744690         12.961081            0.0000
  01/01/2006    to  12/31/2006       12.961081         14.634540            0.0000
  01/01/2007    to  12/31/2007       14.634540         15.365318        1,044.4922
  01/01/2008    to  12/31/2008       15.365318          8.661590            0.0000
============   ==== ==========       =========         =========        ==========
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       42.184562         45.684643           12.2422
  01/01/2005    to  12/31/2005       45.684643         47.241564          949.0122
  01/01/2006    to  12/31/2006       47.241564         53.810906          949.6890
  01/01/2007    to  12/31/2007       53.810906         49.679272          944.0276
  01/01/2008    to  12/31/2008       49.679272         29.924124          735.5068
============   ==== ==========       =========         =========        ==========

                                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
   05/03/2004                             to  12/31/2004       11.995454         13.633986                 0.0000
   01/01/2005                             to  12/31/2005       13.633986         15.025898                 0.0000
   01/01/2006                             to  12/31/2006       15.025898         15.570921                 0.0000
   01/01/2007                             to  12/31/2007       15.570921         15.882139                 0.0000
   01/01/2008                             to  12/31/2008       15.882139          8.497848                 0.0000
=============                            ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        7.713673          7.610366           968,970.0248
=============                            ==== ==========       =========         =========        ===============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.930000         10.309350           102,188.3658
   01/01/2007                             to  12/31/2007       10.309350         11.020047           220,541.4618
   01/01/2008                             to  11/07/2008       11.020047          6.663265                 0.0000
=============                            ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.349428          8.294780        12,007,765.4631
=============                            ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000         10.195435                 0.0000
   01/01/2007                             to  12/31/2007       10.195435         10.660840            42,862.0745
   01/01/2008                             to  11/07/2008       10.660840          7.315949                 0.0000
=============                            ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.578733         11.075921           918,626.7875
   01/01/2007                             to  12/31/2007       11.075921         11.526954         1,598,877.3764
   01/01/2008                             to  12/31/2008       11.526954          8.987380         2,872,180.7332
=============                            ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.056970          7.969996        12,276,103.0249
=============                            ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000         10.231708            78,249.2082
   01/01/2007                             to  12/31/2007       10.231708         10.851897           153,831.2474
   01/01/2008                             to  11/07/2008       10.851897          6.906755                 0.0000
=============                            ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.987604         11.518490         3,520,388.0639
   01/01/2007                             to  12/31/2007       11.518490         12.020101         4,956,840.2576
   01/01/2008                             to  12/31/2008       12.020101          8.690395         5,065,994.1323
=============                            ==== ==========       =========         =========        ===============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.525031         3,498.6847
  01/01/2002    to  12/31/2002        9.525031          7.888596         5,038.8382
  01/01/2003    to  12/31/2003        7.888596          9.999711         4,871.2107
  01/01/2004    to  12/31/2004        9.999711         12.178466        12,406.1605
  01/01/2005    to  12/31/2005       12.178466         14.106414        28,552.8247
  01/01/2006    to  12/31/2006       14.106414         17.767455        26,254.5036
  01/01/2007    to  12/31/2007       17.767455         20.011300        17,782.0321
  01/01/2008    to  12/31/2008       20.011300         11.720386        12,808.5813
============   ==== ==========       =========         =========       ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  05/01/2002    to  12/31/2002        9.665202          7.873851            10.3464
  01/01/2003    to  12/31/2003        7.873851          9.945120         1,809.6117
  01/01/2004    to  12/31/2004        9.945120         12.082586         5,542.9163
  01/01/2005    to  12/31/2005       12.082586         13.968589        19,705.2451
  01/01/2006    to  12/31/2006       13.968589         17.545449         7,089.8248
  01/01/2007    to  12/31/2007       17.545449         19.714252         8,782.6948
  01/01/2008    to  12/31/2008       19.714252         11.514275         2,795.4215
============   ==== ==========       =========         =========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  04/26/2001    to  12/31/2001       11.741897         11.111610         7,804.1267
  01/01/2002    to  12/31/2002       11.111610          9.041335        94,827.0369
  01/01/2003    to  12/31/2003        9.041335         11.546785        99,176.3503
  01/01/2004    to  12/31/2004       11.546785         12.614180        97,766.1046
  01/01/2005    to  12/31/2005       12.614180         13.079966        95,175.2572
  01/01/2006    to  12/31/2006       13.079966         15.407653        75,716.0116
  01/01/2007    to  12/31/2007       15.407653         15.323839        54,998.1029
  01/01/2008    to  12/31/2008       15.323839          8.606224        40,913.3101
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.891510        10,843.1835
  01/01/2002    to  12/31/2002        8.891510          7.111749        38,755.4190
  01/01/2003    to  12/31/2003        7.111749          9.235060       123,953.9822
  01/01/2004    to  12/31/2004        9.235060         10.750454       266,809.2952
  01/01/2005    to  12/31/2005       10.750454         11.632986       277,553.6036
  01/01/2006    to  12/31/2006       11.632986         13.876424       176,821.3254
  01/01/2007    to  12/31/2007       13.876424         15.734037       116,483.2021
  01/01/2008    to  12/31/2008       15.734037          9.212835       100,088.1869
============   ==== ==========       =========         =========       ============

                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
 GOLDMAN SACHS GLOBAL INCOME SUB-ACCOUNT
   04/10/2001                             to  12/31/2001       11.599133         11.698638            9,034.8775
   01/01/2002                             to  04/25/2002       11.698638         11.656126                0.0000
=============                            ==== ==========       =========         =========        ==============
 GOLDMAN SACHS INTERNET TO TOLLKEEPER SUB-ACCOUNT
   04/10/2001                             to  12/31/2001        4.961921          4.247531           11,732.5881
   01/01/2002                             to  04/25/2002        4.247531          3.427434                0.0000
=============                            ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.030108          6.992356        1,720,445.9303
=============                            ==== ==========       =========         =========        ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        6.435949          6.342282        1,769,045.5680
=============                            ==== ==========       =========         =========        ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   11/10/2008                             to  12/31/2008        7.634170          7.664231          681,564.1327
=============                            ==== ==========       =========         =========        ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       12.436748         14.241861          441,658.2120
   01/01/2006                             to  12/31/2006       14.241861         19.245665          320,390.7743
   01/01/2007                             to  12/31/2007       19.245665         16.064120          249,511.4729
   01/01/2008                             to  12/31/2008       16.064120          9.201824          233,787.8379
=============                            ==== ==========       =========         =========        ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN REAL ESTATE
  INVESTMENT SUB-ACCOUNT (CLASS B))
   04/24/2001                             to  12/31/2001        9.045586         10.164324          119,567.2735
   01/01/2002                             to  12/31/2002       10.164324         10.213326          228,379.0009
   01/01/2003                             to  12/31/2003       10.213326         13.945951          287,226.0018
   01/01/2004                             to  12/31/2004       13.945951         18.528381          230,642.9317
   01/01/2005                             to  04/30/2005       18.528381         17.747247                0.0000
=============                            ==== ==========       =========         =========        ==============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
   04/10/2001                             to  12/31/2001       13.360301         12.730273          286,480.5948
   01/01/2002                             to  12/31/2002       12.730273          8.646800          610,397.5840
   01/01/2003                             to  12/31/2003        8.646800         10.477136          865,464.4757
   01/01/2004                             to  04/30/2004       10.477136         10.356737          919,131.1769
=============                            ==== ==========       =========         =========        ==============
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       17.111181         17.089569           11,502.3566
   01/01/2002                             to  12/31/2002       17.089569         12.568520           16,549.2743
   01/01/2003                             to  04/25/2003       12.568520         13.039455           16,617.0071
=============                            ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.481506            2,917.0795
  01/01/2002    to  12/31/2002       10.481506          8.594369            3,743.3554
  01/01/2003    to  04/25/2003        8.594369          8.340065            4,134.6800
============   ==== ==========       =========         =========        ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.287476         15.297171          242,339.9123
  01/01/2008    to  12/31/2008       15.297171          9.269262          172,029.0776
============   ==== ==========       =========         =========        ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953         14.218826            1,631.1210
  01/01/2002    to  12/31/2002       14.218826         11.005539            8,026.2962
  01/01/2003    to  12/31/2003       11.005539         13.866110           21,554.0914
  01/01/2004    to  12/31/2004       13.866110         16.114072           19,017.9258
  01/01/2005    to  12/31/2005       16.114072         17.376400           20,894.9824
  01/01/2006    to  12/31/2006       17.376400         19.562422           16,151.1848
  01/01/2007    to  04/27/2007       19.562422         21.239450                0.0000
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        6.522523          7.070062        2,084,113.6850
  01/01/2005    to  12/31/2005        7.070062          7.887068        1,702,529.6789
  01/01/2006    to  12/31/2006        7.887068          7.612069        1,355,423.3051
  01/01/2007    to  12/31/2007        7.612069          7.645002        1,041,174.5476
  01/01/2008    to  12/31/2008        7.645002          4.576046          889,722.4014
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.396280         11.116150          367,326.8825
  01/01/2007    to  12/31/2007       11.116150         10.271927          243,054.4120
  01/01/2008    to  12/31/2008       10.271927          4.578276          255,592.6761
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.263852          131,697.4090
  01/01/2003    to  12/31/2003        8.263852          9.864141          364,200.2978
  01/01/2004    to  12/31/2004        9.864141         10.770073          353,045.4927
  01/01/2005    to  12/31/2005       10.770073         11.308589          335,028.4967
  01/01/2006    to  04/30/2006       11.308589         11.803783          331,487.3950
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       15.740284         16.740068           10,154.3720
  01/01/2005    to  12/31/2005       16.740068         16.739654            9,923.2631
  01/01/2006    to  12/31/2006       16.739654         17.979973            8,443.2032
  01/01/2007    to  12/31/2007       17.979973         18.866890            5,644.1237
  01/01/2008    to  12/31/2008       18.866890         15.120018            4,684.3309
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.738366          7.373879           30,335.5873
  01/01/2002    to  12/31/2002        7.373879          7.148465           30,391.6982
  01/01/2003    to  12/31/2003        7.148465          8.778808           25,017.0656
  01/01/2004    to  04/30/2004        8.778808          8.902118           23,396.2978
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958495         13.934910           41,643.4787
  01/01/2002    to  12/31/2002       13.934910         13.607857          183,438.0434
  01/01/2003    to  12/31/2003       13.607857         15.925780        1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780         16.918301        1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301         16.865474        1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474         18.080789          883,966.3053
  01/01/2007    to  12/31/2007       18.080789         18.919602          722,771.4459
  01/01/2008    to  12/31/2008       18.919602         15.124411          584,225.4541
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT
(SERVICE CLASS))
  04/10/2001    to  12/31/2001        9.733531          9.511941           82,917.1643
  01/01/2002    to  12/31/2002        9.511941          9.559619          177,302.0993
  01/01/2003    to  12/31/2003        9.559619         11.051057          312,014.4223
  01/01/2004    to  12/31/2004       11.051057         11.810963          326,832.3692
  01/01/2005    to  04/30/2005       11.810963         11.420069                0.0000
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY FIDELITY VARIABLE INSURANCE PRODUCTS - HIGH INCOME SUB-ACCOUNT (SERVICE CLASS
2))
  04/26/2001    to  12/31/2001       10.000000          9.000486              336.2873
  01/01/2002    to  12/31/2002        9.000486          9.131561            7,924.5269
  01/01/2003    to  12/31/2003        9.131561         11.368295           10,378.6618
  01/01/2004    to  12/31/2004       11.368295         12.212649            7,116.7915
  01/01/2005    to  04/30/2005       12.212649         11.729565                0.0000
============   ==== ==========       =========         =========        ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.575580            8,710.4378
  01/01/2002    to  12/31/2002       10.575580          7.360312           16,460.9876
  01/01/2003    to  04/25/2003        7.360312          7.464640           18,180.4768
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       40.976171         45.351346          147,551.7942
  01/01/2005    to  12/31/2005       45.351346         46.182080          135,425.3018
  01/01/2006    to  12/31/2006       46.182080         53.537677          111,644.0358
  01/01/2007    to  12/31/2007       53.537677         54.687755           83,716.1735
  01/01/2008    to  12/31/2008       54.687755         34.270046           71,962.2722
============   ==== ==========       =========         =========        ==============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   04/02/2001                             to  12/31/2001       12.328241         12.117240        54,068.6823
   01/01/2002                             to  12/31/2002       12.117240          8.299670        93,756.8991
   01/01/2003                             to  12/31/2003        8.299670         10.196192        83,274.5138
   01/01/2004                             to  04/30/2004       10.196192          9.995761        82,813.3027
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INCOME AND GROWTH SUB-ACCOUNT)
   04/10/2001                             to  12/31/2001        8.268891          8.199582       417,144.9992
   01/01/2002                             to  12/31/2002        8.199582          6.493162       971,697.6657
   01/01/2003                             to  12/31/2003        6.493162          8.249417       913,046.0225
   01/01/2004                             to  04/30/2004        8.249417          8.316834       850,208.0168
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH AND INCOME SUB-ACCOUNT)
   04/10/2001                             to  12/31/2001        8.657172          8.631869         3,339.2745
   01/01/2002                             to  12/31/2002        8.631869          7.516483         3,252.2803
   01/01/2003                             to  12/31/2003        7.516483          9.180895         3,317.7228
   01/01/2004                             to  04/30/2004        9.180895          9.345810         3,317.7228
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   04/02/2001                             to  12/31/2001       39.907383         41.263886        62,136.3978
   01/01/2002                             to  12/31/2002       41.263886         33.183838       193,615.0006
   01/01/2003                             to  12/31/2003       33.183838         42.608637       694,811.9466
   01/01/2004                             to  12/31/2004       42.608637         47.138957       782,579.5836
   01/01/2005                             to  12/31/2005       47.138957         47.870784       706,835.4937
   01/01/2006                             to  12/31/2006       47.870784         55.381470       634,180.4254
   01/01/2007                             to  12/31/2007       55.381470         56.412292       488,664.9173
   01/01/2008                             to  12/31/2008       56.412292         35.274100       423,441.9663
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   05/01/2002                             to  12/31/2002       10.786324          8.281995        11,406.2346
   01/01/2003                             to  12/31/2003        8.281995         10.154134        15,777.8622
   01/01/2004                             to  04/30/2004       10.154134          9.943881        14,871.2332
=============                            ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCE BERNSTEIN VPS VALUE SUB-ACCOUNT (CLASS B))
   05/01/2001                             to  12/31/2001       10.000000          9.949574           198.4184
   01/01/2002                             to  12/31/2002        9.949574          8.506437         5,366.5542
   01/01/2003                             to  12/31/2003        8.506437         10.732635         5,620.5458
   01/01/2004                             to  04/30/2004       10.732635         10.745829         5,458.1528
=============                            ==== ==========       =========         =========       ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.197249        87,269.1452
  01/01/2002    to  12/31/2002       12.197249         10.564552       134,271.0777
  01/01/2003    to  12/31/2003       10.564552         12.985622       131,645.9629
  01/01/2004    to  04/30/2004       12.985622         13.177793       127,201.6626
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB))
  04/10/2001    to  12/31/2001       12.663647         12.726824         6,612.2725
  01/01/2002    to  12/31/2002       12.726824         10.549166        22,815.2609
  01/01/2003    to  12/31/2003       10.549166         13.726168         9,001.6106
  01/01/2004    to  04/30/2004       13.726168         13.792454         8,715.2057
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       19.906580         23.173605        69,534.9075
  01/01/2005    to  12/31/2005       23.173605         24.645723        58,469.8719
  01/01/2006    to  12/31/2006       24.645723         27.231533        46,338.7516
  01/01/2007    to  12/31/2007       27.231533         26.983126        36,801.0511
  01/01/2008    to  12/31/2008       26.983126         16.255612        33,204.2585
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
  04/10/2001    to  12/31/2001       11.138556         12.393257       124,367.1382
  01/01/2002    to  12/31/2002       12.393257         10.635782       190,301.9395
  01/01/2003    to  12/31/2003       10.635782         13.471328       137,986.4780
  01/01/2004    to  04/30/2004       13.471328         13.876464       127,644.3048
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.405673        44,733.8292
  01/01/2002    to  12/31/2002       17.405673         15.456728       180,671.9059
  01/01/2003    to  12/31/2003       15.456728         19.109721       286,168.2234
  01/01/2004    to  12/31/2004       19.109721         23.366842       330,389.8090
  01/01/2005    to  12/31/2005       23.366842         24.798069       326,477.3988
  01/01/2006    to  12/31/2006       24.798069         26.691009       252,440.4570
  01/01/2007    to  12/31/2007       26.691009         26.993344       204,311.9135
  01/01/2008    to  12/31/2008       26.993344         16.230660       189,869.0687
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.322039         14.121432           456.9937
  01/01/2007    to  12/31/2007       14.121432         15.521237        40,492.2846
  01/01/2008    to  12/31/2008       15.521237          8.743205        29,937.6525
============   ==== ==========       =========         =========       ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035         11.149853        39,781.6782
  01/01/2002    to  12/31/2002       11.149853          8.283479        67,299.1238
  01/01/2003    to  12/31/2003        8.283479         10.537557        57,416.3486
  01/01/2004    to  12/31/2004       10.537557         11.034807        60,833.2394
  01/01/2005    to  12/31/2005       11.034807         11.796229        58,473.1054
  01/01/2006    to  12/31/2006       11.796229         12.316286        51,628.2980
  01/01/2007    to  04/27/2007       12.316286         13.131532             0.0000
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  04/30/2007    to  12/31/2007       14.613309         15.232061         2,243.4975
  01/01/2008    to  12/31/2008       15.232061          8.568904         2,287.4982
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS E)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES II))
  05/01/2002    to  12/31/2002       10.455755          8.274422         5,123.2638
  01/01/2003    to  12/31/2003        8.274422         10.498626         3,154.5434
  01/01/2004    to  12/31/2004       10.498626         10.963802         3,113.3199
  01/01/2005    to  12/31/2005       10.963802         11.692564         3,144.4153
  01/01/2006    to  12/31/2006       11.692564         12.180260         2,848.0241
  01/01/2007    to  04/27/2007       12.180260         12.973632             0.0000
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.263622         12.782480       817,804.6238
  01/01/2006    to  12/31/2006       12.782480         14.335678       626,501.9730
  01/01/2007    to  12/31/2007       14.335678         15.637262       585,719.6194
  01/01/2008    to  12/31/2008       15.637262          9.409582       507,753.1697
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) VARIABLE INSURANCE TRUST - MFS (Reg. TM) NEW DISCOVERY
SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001        7.390419          8.018085       190,952.5496
  01/01/2002    to  12/31/2002        8.018085          5.370516       457,102.8516
  01/01/2003    to  12/31/2003        5.370516          7.038229       629,211.8352
  01/01/2004    to  12/31/2004        7.038229          7.341529       671,901.6698
  01/01/2005    to  04/30/2005        7.341529          6.296271             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.385773          6.123445       217,663.3260
============   ==== ==========       =========         =========       ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
  SECURITIES SUB-ACCOUNT (CLASS 2))
  04/10/2001    to  12/31/2001        6.977784          6.957091         143,570.6035
  01/01/2002    to  12/31/2002        6.957091          6.822902         258,753.2602
  01/01/2003    to  12/31/2003        6.822902         10.252540         294,435.2887
  01/01/2004    to  12/31/2004       10.252540         12.557490         278,444.2294
  01/01/2005    to  12/31/2005       12.557490         15.717185         245,427.9309
  01/01/2006    to  12/31/2006       15.717185         19.773932         147,239.8530
  01/01/2007    to  12/31/2007       19.773932         25.009344         102,861.1378
  01/01/2008    to  04/25/2008       25.009344         22.737088               0.0000
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        9.673473         11.093455             619.6167
  01/01/2005    to  12/31/2005       11.093455         12.723493             580.2941
  01/01/2006    to  12/31/2006       12.723493         15.860338             504.6129
  01/01/2007    to  12/31/2007       15.860338         17.694914             453.4129
  01/01/2008    to  12/31/2008       17.694914         10.034710             522.7916
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        8.495151          7.166682           5,141.1834
  01/01/2002    to  12/31/2002        7.166682          5.604760           5,885.9045
  01/01/2003    to  12/31/2003        5.604760          6.854102           4,967.9515
  01/01/2004    to  04/30/2004        6.854102          6.914345           4,962.9760
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS A))
  04/10/2001    to  12/31/2001       11.035464          9.712412               9.0617
  01/01/2002    to  12/31/2002        9.712412          7.789851               9.0617
  01/01/2003    to  12/31/2003        7.789851         10.366385               0.0000
  01/01/2004    to  04/30/2004       10.366385         10.109422               0.0000
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739093          8.354994           2,838.0714
  01/01/2002    to  12/31/2002        8.354994          7.237479          78,810.0767
  01/01/2003    to  12/31/2003        7.237479          9.386204         329,880.9111
  01/01/2004    to  12/31/2004        9.386204         11.021453         907,434.3050
  01/01/2005    to  12/31/2005       11.021453         12.607434       1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434         15.680393       1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393         17.454683         828,521.3989
  01/01/2008    to  12/31/2008       17.454683          9.884817         588,021.2914
============   ==== ==========       =========         =========       ==============

                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001                             to  12/31/2001       10.870934          9.695419              883.6300
   01/01/2002                             to  12/31/2002        9.695419          8.224198           12,534.1917
   01/01/2003                             to  12/31/2003        8.224198         10.760064            4,504.1116
   01/01/2004                             to  04/30/2004       10.760064         10.656147            4,448.1395
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   04/10/2001                             to  12/31/2001       14.406299         12.894161          170,664.4062
   01/01/2002                             to  12/31/2002       12.894161         10.426258          367,951.0897
   01/01/2003                             to  12/31/2003       10.426258         13.161745          439,017.8500
   01/01/2004                             to  12/31/2004       13.161745         15.019852          304,774.1123
   01/01/2005                             to  04/30/2005       15.019852         14.568909                0.0000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   04/10/2001                             to  12/31/2001        7.574525          6.111659           85,554.6913
   01/01/2002                             to  12/31/2002        6.111659          4.884831          183,415.6124
   01/01/2003                             to  12/31/2003        4.884831          6.118002          191,434.1786
   01/01/2004                             to  04/30/2004        6.118002          6.212071          165,542.4388
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        7.771527          8.230659        2,057,514.8250
   01/01/2005                             to  12/31/2005        8.230659          8.465353        1,702,010.0549
   01/01/2006                             to  12/31/2006        8.465353          8.947983        1,528,712.0855
   01/01/2007                             to  12/31/2007        8.947983         10.043168        1,441,276.4124
   01/01/2008                             to  12/31/2008       10.043168          5.332099          993,381.0298
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.945879          8.807008          131,108.8974
   01/01/2002                             to  12/31/2002        8.807008          7.188696          308,529.3173
   01/01/2003                             to  12/31/2003        7.188696          8.531099          273,556.1915
   01/01/2004                             to  04/30/2004        8.531099          8.562370          252,469.0271
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   04/10/2001                             to  12/31/2001        8.119154          7.846220            4,280.4373
   01/01/2002                             to  12/31/2002        7.846220          5.954985            4,958.8620
   01/01/2003                             to  12/31/2003        5.954985          7.212324            3,457.5854
   01/01/2004                             to  04/30/2004        7.212324          7.115002            3,421.7264
=============                            ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.749005         10.806499           21,144.7573
  01/01/2002    to  12/31/2002       10.806499          7.989801           26,812.8848
  01/01/2003    to  12/31/2003        7.989801          9.759540           28,572.5470
  01/01/2004    to  04/30/2004        9.759540          9.931205           28,360.7007
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       10.074541         10.503380            7,939.7406
  01/01/2002    to  12/31/2002       10.503380         11.274776          350,470.5383
  01/01/2003    to  12/31/2003       11.274776         11.550473        1,496,751.5824
  01/01/2004    to  12/31/2004       11.550473         11.908891        2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891         11.959923        1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923         12.277851        1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851         12.969788        1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788         12.790020        1,298,575.9372
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663         13.362058           59,524.4518
  01/01/2002    to  12/31/2002       13.362058         14.251499          156,931.8255
  01/01/2003    to  12/31/2003       14.251499         14.523236          305,601.0555
  01/01/2004    to  11/19/2004       14.523236         14.849583          332,603.1958
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH AND INCOME EFT SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.119934                0.0000
  01/01/2006    to  12/31/2006       10.119934         11.105461            9,772.1730
  01/01/2007    to  12/31/2007       11.105461         11.495118           95,243.1354
  01/01/2008    to  12/31/2008       11.495118          8.460286           87,036.9202
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS B))
  09/30/2005    to  12/31/2005       10.000000         10.158070                0.0000
  01/01/2006    to  12/31/2006       10.158070         11.359002           33,120.0469
  01/01/2007    to  12/31/2007       11.359002         11.782087           45,992.5393
  01/01/2008    to  12/31/2008       11.782087          7.756380           57,831.2657
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004        6.255147          7.081356          310,952.6362
  01/01/2005    to  12/31/2005        7.081356          7.989630          253,568.4037
  01/01/2006    to  12/31/2006        7.989630          8.362537          208,475.0506
  01/01/2007    to  12/31/2007        8.362537          9.678877          152,895.3103
  01/01/2008    to  12/31/2008        9.678877          5.738892          128,077.9923
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
  04/10/2001    to  12/31/2001        7.687457          7.180915         181,733.7804
  01/01/2002    to  12/31/2002        7.180915          4.802890         464,041.4866
  01/01/2003    to  12/31/2003        4.802890          6.501549         409,990.5745
  01/01/2004    to  04/30/2004        6.501549          6.627953         371,837.0765
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614667          8.210931           6,367.6263
  01/01/2002    to  12/31/2002        8.210931          4.512937         148,563.8294
  01/01/2003    to  12/31/2003        4.512937          6.056532       1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532          7.008410       1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410          7.890626       1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626          8.227961         894,709.4546
  01/01/2007    to  12/31/2007        8.227961          9.505627         924,956.0286
  01/01/2008    to  12/31/2008        9.505627          5.624666         627,621.3948
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  05/01/2005    to  12/31/2005       14.993458         17.738948           6,346.7858
  01/01/2006    to  12/31/2006       17.738948         19.755188           3,922.1882
  01/01/2007    to  12/31/2007       19.755188         18.858801           2,073.3883
  01/01/2008    to  12/31/2008       18.858801         13.022393           1,613.2378
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
  04/10/2001    to  12/31/2001        8.896468         10.549871           2,994.6844
  01/01/2002    to  12/31/2002       10.549871          9.185451          14,601.7495
  01/01/2003    to  12/31/2003        9.185451         12.813681           7,464.2219
  01/01/2004    to  12/31/2004       12.813681         15.860004           7,103.3589
  01/01/2005    to  04/30/2005       15.860004         14.877073               0.0000
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.891543         14.169346         832,311.1906
  01/01/2005    to  12/31/2005       14.169346         16.071495         750,702.2762
  01/01/2006    to  12/31/2006       16.071495         17.858290         704,913.6963
  01/01/2007    to  12/31/2007       17.858290         17.008110         491,512.3578
  01/01/2008    to  12/31/2008       17.008110         11.722197         501,050.8223
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCE BERNSTEIN VPS SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  05/01/2001    to  12/31/2001       10.000000         11.066056              10.0000
  01/01/2002    to  12/31/2002       11.066056         10.175919          11,581.3511
  01/01/2003    to  12/31/2003       10.175919         14.081587           4,941.7026
  01/01/2004    to  04/30/2004       14.081587         14.259919           4,785.6583
============   ==== ==========       =========         =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521         10.447819           73,067.2632
  01/01/2006    to  12/31/2006       10.447819         11.909290          147,636.9975
  01/01/2007    to  12/31/2007       11.909290         11.404215          160,904.1045
  01/01/2008    to  12/31/2008       11.404215          7.177860          135,640.6151
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640          8.793111           18,663.1300
  01/01/2002    to  12/31/2002        8.793111          6.527712           72,350.5017
  01/01/2003    to  12/31/2003        6.527712          8.700539          100,033.9731
  01/01/2004    to  12/31/2004        8.700539          9.608357          111,570.0500
  01/01/2005    to  12/31/2005        9.608357          9.869788          108,544.5194
  01/01/2006    to  12/31/2006        9.869788         10.505630          103,433.6886
  01/01/2007    to  12/31/2007       10.505630         12.739847           98,665.4468
  01/01/2008    to  12/31/2008       12.739847          6.662170           93,515.7637
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  11/19/2004    to  12/31/2004       41.044246         41.182681              598.7947
  01/01/2005    to  12/31/2005       41.182681         41.321531           22,826.5561
  01/01/2006    to  12/31/2006       41.321531         42.265461           18,760.9537
  01/01/2007    to  12/31/2007       42.265461         44.007225           11,185.1738
  01/01/2008    to  12/31/2008       44.007225         41.636053            9,194.3193
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799354          9.876390          447,409.0187
  01/01/2006    to  12/31/2006        9.876390         10.142173          864,570.9573
  01/01/2007    to  12/31/2007       10.142173         10.439815          856,002.8871
  01/01/2008    to  12/31/2008       10.439815         10.519575        1,816,844.5984
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041115         10.122589           10,516.7910
  01/01/2002    to  12/31/2002       10.122589         10.050994          226,239.9556
  01/01/2003    to  12/31/2003       10.050994          9.914562          253,610.2645
  01/01/2004    to  12/31/2004        9.914562          9.799660          229,972.3926
  01/01/2005    to  04/30/2005        9.799660          9.799690            2,245.9017
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       15.866371         17.802902           25,813.7552
  01/01/2005    to  12/31/2005       17.802902         18.169902           18,280.1631
  01/01/2006    to  12/31/2006       18.169902         20.781085            6,074.2373
  01/01/2007    to  12/31/2007       20.781085         19.654931            4,790.7314
  01/01/2008    to  12/31/2008       19.654931         11.860654            5,319.2526
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.795430           15,930.0537
  01/01/2003    to  12/31/2003        7.795430         10.523522           67,158.0254
  01/01/2004    to  12/31/2004       10.523522         11.266366          130,493.3911
  01/01/2005    to  12/31/2005       11.266366         11.674945          130,091.6037
  01/01/2006    to  12/31/2006       11.674945         12.594941          133,851.2532
  01/01/2007    to  12/31/2007       12.594941         12.329097          213,548.9644
  01/01/2008    to  12/31/2008       12.329097          7.215915          206,888.9397
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       11.029498         10.313205          217,020.4313
  01/01/2002    to  12/31/2002       10.313205          7.986347          351,423.9175
  01/01/2003    to  12/31/2003        7.986347          9.556775          272,807.4505
  01/01/2004    to  12/31/2004        9.556775         10.430031          204,597.5828
  01/01/2005    to  12/31/2005       10.430031         10.964002          174,417.5238
  01/01/2006    to  12/31/2006       10.964002         12.135801          116,574.5115
  01/01/2007    to  04/27/2007       12.135801         12.821151                0.0000
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       14.909620         15.671320           11,092.2320
  01/01/2002    to  12/31/2002       15.671320         11.416343           21,931.9612
  01/01/2003    to  12/31/2003       11.416343         14.935490           22,894.3009
  01/01/2004    to  11/19/2004       14.935490         16.023358           20,298.5026
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196255         10.124913           16,457.1567
  01/01/2002    to  12/31/2002       10.124913          8.298345          202,643.9669
  01/01/2003    to  12/31/2003        8.298345         10.655482        1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482         11.735525        2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525         12.695134        2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134         14.265570        1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570         14.630624        1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624          8.699080        1,318,175.6319
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        8.705366          9.612991            6,441.4164
  01/01/2005    to  12/31/2005        9.612991          9.856596           63,336.9307
  01/01/2006    to  12/31/2006        9.856596         10.622222           65,390.6136
  01/01/2007    to  12/31/2007       10.622222         10.881820           41,756.2479
  01/01/2008    to  12/31/2008       10.881820          6.272226           38,451.0476
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.564860         10.367887        1,013,673.3400
  01/01/2005    to  12/31/2005       10.367887         11.562016          829,752.7829
  01/01/2006    to  12/31/2006       11.562016         11.642913          734,085.5057
  01/01/2007    to  12/31/2007       11.642913         12.736327          586,119.8675
  01/01/2008    to  12/31/2008       12.736327          7.936920          527,842.6455
============   ==== ==========       =========         =========        ==============
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.589326           79,461.4440
  01/01/2004    to  12/31/2004       12.589326         14.587130           70,757.6267
  01/01/2005    to  12/31/2005       14.587130         16.847404           66,110.0315
  01/01/2006    to  12/31/2006       16.847404         19.232927           43,611.1346
  01/01/2007    to  12/31/2007       19.232927         20.789882           21,147.5437
  01/01/2008    to  12/31/2008       20.789882         11.384621           23,802.7985
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.740070         11.505159          288,646.7270
  01/01/2006    to  12/31/2006       11.505159         13.019175          345,337.9029
  01/01/2007    to  12/31/2007       13.019175         13.424435          284,178.8531
  01/01/2008    to  12/31/2008       13.424435          8.273378          270,144.6858
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
  04/10/2001    to  12/31/2001        8.158267          7.945482           29,290.0205
  01/01/2002    to  12/31/2002        7.945482          6.044010           99,595.4941
  01/01/2003    to  12/31/2003        6.044010          7.601675          109,717.6405
  01/01/2004    to  12/31/2004        7.601675          8.238601           88,490.2771
  01/01/2005    to  04/30/2005        8.238601          7.850487                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.797482                0.0000
  01/01/2004    to  04/30/2004       11.797482         11.997376              152.9920
============   ==== ==========       =========         =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       10.665345         10.908456           213.0512
  01/01/2002    to  12/31/2002       10.908456         11.591189        12,212.6757
  01/01/2003    to  12/31/2003       11.591189         12.533942        38,331.9147
  01/01/2004    to  04/30/2004       12.533942         12.484757        39,313.3293
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.924556         11.806694       115,275.7162
  01/01/2005    to  12/31/2005       11.806694         12.330450       161,329.3225
  01/01/2006    to  12/31/2006       12.330450         13.671249       288,347.4815
  01/01/2007    to  12/31/2007       13.671249         14.661070       181,191.0535
  01/01/2008    to  12/31/2008       14.661070          8.351138       155,208.2045
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
  04/10/2001    to  12/31/2001       13.158597         11.933961         3,049.3156
  01/01/2002    to  12/31/2002       11.933961          7.752653         4,018.9385
  01/01/2003    to  12/31/2003        7.752653          9.893753        23,349.1683
  01/01/2004    to  04/30/2004        9.893753         10.084335        22,866.3059
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2))
  04/26/2001    to  12/31/2001       14.011787         12.576934        16,643.5192
  01/01/2002    to  12/31/2002       12.576934          8.609956        49,124.8941
  01/01/2003    to  12/31/2003        8.609956         11.208363       169,795.7266
  01/01/2004    to  12/31/2004       11.208363         11.351579       321,609.0870
  01/01/2005    to  12/31/2005       11.351579         11.763177       348,692.3678
  01/01/2006    to  04/30/2006       11.763177         12.273593       349,028.7031
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.175146         15.560513           158.6289
  01/01/2008    to  12/31/2008       15.560513          9.750963           151.3195
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY DWS VARIABLE SERIES II - DWS SMALL CAP GROWTH VIP SUB-ACCOUNT (SERIES II))
  04/10/2001    to  12/31/2001        9.865125          9.553958         2,652.5037
  01/01/2002    to  12/31/2002        9.553958          6.243156         4,457.2535
  01/01/2003    to  12/31/2003        6.243156          8.151985         1,810.2431
  01/01/2004    to  12/31/2004        8.151985          8.888694         1,823.8641
  01/01/2005    to  12/31/2005        8.888694          9.347852         1,529.7055
  01/01/2006    to  12/31/2006        9.347852          9.665065           243.6568
  01/01/2007    to  04/27/2007        9.665065         10.339877             0.0000
============   ==== ==========       =========         =========       ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.031163         12.792619        44,535.0641
  01/01/2005    to  12/31/2005       12.792619         13.911464        44,077.4394
  01/01/2006    to  12/31/2006       13.911464         14.159703        39,135.0211
  01/01/2007    to  12/31/2007       14.159703         15.231368        31,249.2727
  01/01/2008    to  12/31/2008       15.231368          9.525987        29,404.3293
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439         12.161685         7,983.9256
  01/01/2002    to  12/31/2002       12.161685          8.518278        13,887.0265
  01/01/2003    to  12/31/2003        8.518278         11.482618        33,200.4084
  01/01/2004    to  04/30/2004       11.482618         11.683449        42,118.1236
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       17.961102         18.990743        23,960.4983
  01/01/2005    to  12/31/2005       18.990743         19.130722        24,111.4899
  01/01/2006    to  12/31/2006       19.130722         19.697047        23,988.6400
  01/01/2007    to  12/31/2007       19.697047         20.060276        15,670.9445
  01/01/2008    to  12/31/2008       20.060276         16.702254        14,289.2433
============   ==== ==========       =========         =========       ============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        9.813112          9.924556         2,341.6415
  01/01/2002    to  12/31/2002        9.924556          9.631487         7,616.5421
  01/01/2003    to  12/31/2003        9.631487         11.629367        19,232.4247
  01/01/2004    to  12/31/2004       11.629367         12.513638        16,689.5435
  01/01/2005    to  12/31/2005       12.513638         12.798080        32,595.3996
  01/01/2006    to  12/31/2006       12.798080         13.714983        39,844.4490
  01/01/2007    to  12/31/2007       13.714983         13.941628        29,514.0131
  01/01/2008    to  12/31/2008       13.941628         10.473103        30,740.5388
============   ==== ==========       =========         =========       ============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.898695         11.315125         4,281.6375
  01/01/2002    to  12/31/2002       11.315125         11.897675        67,520.7006
  01/01/2003    to  12/31/2003       11.897675         11.960083       114,269.0880
  01/01/2004    to  12/31/2004       11.960083         11.961732       107,724.0531
  01/01/2005    to  12/31/2005       11.961732         11.867987        85,883.1782
  01/01/2006    to  12/31/2006       11.867987         12.120524        88,099.4950
  01/01/2007    to  12/31/2007       12.120524         12.780874        84,160.1456
  01/01/2008    to  12/31/2008       12.780874         12.499825       110,824.8541
============   ==== ==========       =========         =========       ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001        8.168710          8.085799         6,794.1892
  01/01/2002    to  12/31/2002        8.085799          6.335664        12,948.1232
  01/01/2003    to  12/31/2003        6.335664          8.113168        29,291.2961
  01/01/2004    to  12/31/2004        8.113168          8.829449        21,658.9630
  01/01/2005    to  12/31/2005        8.829449          8.974888        15,196.9689
  01/01/2006    to  12/31/2006        8.974888         10.128622        11,540.9034
  01/01/2007    to  12/31/2007       10.128622         10.629051        11,368.9046
  01/01/2008    to  12/31/2008       10.629051          5.988695         3,910.3153
============   ==== ==========       =========         =========       ============
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  04/10/2001    to  12/31/2001       10.990799         11.459325       233,495.7767
  01/01/2002    to  12/31/2002       11.459325         12.277043       247,364.2925
  01/01/2003    to  12/31/2003       12.277043         12.667701       245,882.7785
  01/01/2004    to  12/31/2004       12.667701         13.044403       244,722.9319
  01/01/2005    to  12/31/2005       13.044403         13.126659       198,854.6016
  01/01/2006    to  12/31/2006       13.126659         13.389721       142,537.6271
  01/01/2007    to  12/31/2007       13.389721         14.301278       109,016.5766
  01/01/2008    to  12/31/2008       14.301278         14.718941        81,312.0332
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412         11.190345         6,893.7869
  01/01/2002    to  12/31/2002       11.190345          8.903701        15,929.0580
  01/01/2003    to  12/31/2003        8.903701         11.139506        18,439.2707
  01/01/2004    to  12/31/2004       11.139506         12.155928        12,735.8640
  01/01/2005    to  12/31/2005       12.155928         12.563934         9,217.3195
  01/01/2006    to  12/31/2006       12.563934         14.303923         7,866.1786
  01/01/2007    to  12/31/2007       14.303923         13.199018         5,148.5976
  01/01/2008    to  12/31/2008       13.199018          7.946382         5,400.6317
============   ==== ==========       =========         =========       ============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.886743         11.004394         3,329.9013
  01/01/2002    to  12/31/2002       11.004394          7.500515        75,083.7786
  01/01/2003    to  12/31/2003        7.500515          9.810046        19,445.8132
  01/01/2004    to  12/31/2004        9.810046         11.427320        12,028.4808
  01/01/2005    to  12/31/2005       11.427320         12.587676         9,213.1932
  01/01/2006    to  12/31/2006       12.587676         13.037754         6,174.1131
  01/01/2007    to  12/31/2007       13.037754         13.291656         5,784.1932
  01/01/2008    to  12/31/2008       13.291656          7.108215         3,547.7018
============   ==== ==========       =========         =========       ============

                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 DWS VARIABLE SERIES II
 DWS GOVERNMENT AND AGENCY SECURITIES VIP SUB-ACCOUNT (SERIES II)
   04/10/2001                             to  12/31/2001       11.799539         12.207514              893.5008
   01/01/2002                             to  12/31/2002       12.207514         12.955100           10,543.3155
   01/01/2003                             to  12/31/2003       12.955100         13.011200            7,785.8950
   01/01/2004                             to  12/31/2004       13.011200         13.257919            6,921.2955
   01/01/2005                             to  12/31/2005       13.257919         13.357193            5,361.4223
   01/01/2006                             to  12/31/2006       13.357193         13.665722            4,941.5038
   01/01/2007                             to  12/31/2007       13.665722         14.219370            4,079.0467
   01/01/2008                             to  12/31/2008       14.219370         14.654247            3,452.8266
=============                            ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        7.698167          7.594535        2,095,952.6013
=============                            ==== ==========       =========         =========       ===============
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.930000         10.308659        1,239,595.4628
   01/01/2007                             to  12/31/2007       10.308659         11.013769        1,420,878.2105
   01/01/2008                             to  11/07/2008       11.013769          6.656614                0.0000
=============                            ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.332647          8.277530       17,988,455.9112
=============                            ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.960000         10.194751          580,987.0175
   01/01/2007                             to  12/31/2007       10.194751         10.654766        1,286,017.5048
   01/01/2008                             to  11/07/2008       10.654766          7.308650                0.0000
=============                            ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   05/01/2006                             to  12/31/2006       10.570853         11.064002          614,186.3552
   01/01/2007                             to  12/31/2007       11.064002         11.508762        1,111,839.0685
   01/01/2008                             to  12/31/2008       11.508762          8.968693        1,635,860.6121
=============                            ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        8.040775          7.953419       16,996,458.2720
=============                            ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  (FORMERLY STRATEGIC CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS B))
   11/01/2006                             to  12/31/2006        9.950000         10.231021          468,496.4610
   01/01/2007                             to  12/31/2007       10.231021         10.845714        1,032,987.8457
   01/01/2008                             to  11/07/2008       10.845714          6.899862                0.0000
=============                            ==== ==========       =========         =========       ===============

                         1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.979421         11.506096         3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096         12.001131         4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131          8.672324         4,853,593.9947
============   ==== ==========       =========         =========         ==============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2008. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS B





                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  01/01/2001    to  12/31/2001       12.636353          9.553604         664,625.8199
  01/01/2002    to  12/31/2002        9.553604          7.944031         568,164.5820
  01/01/2003    to  12/31/2003        7.944031         10.110304         476,838.2297
  01/01/2004    to  12/31/2004       10.110304         12.362600         396,902.1394
  01/01/2005    to  12/31/2005       12.362600         14.376903          66,070.9012
  01/01/2006    to  12/31/2006       14.376903         18.180489          68,472.2828
  01/01/2007    to  12/31/2007       18.180489         20.559009          49,045.1493
  01/01/2008    to  12/31/2008       20.559009         12.089678          39,057.5895
============   ==== ==========      ==========         =========         ============
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.996230         25.897358             637.1521
  01/01/2007    to  12/31/2007       25.897358         29.327190          31,550.3058
  01/01/2008    to  12/31/2008       29.327190         17.816451          42,840.2070
============   ==== ==========      ==========         =========         ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.991996         16.195181           2,636.0768
============   ==== ==========      ==========         =========         ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      168.747676         97.573231           2,637.5240
============   ==== ==========      ==========         =========         ============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.918168         124,344.3071
  01/01/2002    to  12/31/2002        8.918168          7.161705         343,127.8534
  01/01/2003    to  12/31/2003        7.161705          9.337160         888,830.8003
  01/01/2004    to  12/31/2004        9.337160         10.912970       2,184,812.2340
  01/01/2005    to  12/31/2005       10.912970         11.856027       2,233,624.4401
  01/01/2006    to  12/31/2006       11.856027         14.198986       1,712,855.8537
  01/01/2007    to  12/31/2007       14.198986         16.164643       1,094,311.3935
  01/01/2008    to  12/31/2008       16.164643          9.503099         930,983.3379
============   ==== ==========       =========         =========       ==============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001       12.599543         12.947524          38,125.0350
  01/01/2002    to  12/31/2002       12.947524         10.406767          74,312.0960
  01/01/2003    to  12/31/2003       10.406767         13.560020          72,296.4548
  01/01/2004    to  12/31/2004       13.560020         15.513927          66,642.9853
  01/01/2005    to  12/31/2005       15.513927         16.654863          61,346.2509
  01/01/2006    to  12/31/2006       16.654863         20.005792          78,123.9879
  01/01/2007    to  12/31/2007       20.005792         20.189157          86,591.4665
  01/01/2008    to  12/31/2008       20.189157         11.481842          70,704.2828
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.145432          9.375546         898,902.5035
============   ==== ==========       =========         =========       ==============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.277076          9.843513           1,377.2908
============   ==== ==========       =========         =========       ==============
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.140791          82,635.2154
  01/01/2002    to  12/31/2002       17.140791         12.656819         155,704.3180
  01/01/2003    to  04/24/2003       12.656819         13.147480         160,967.6375
============   ==== ==========       =========         =========       ==============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.512950          55,985.1519
  01/01/2002    to  12/31/2002       10.512950          8.654755          90,565.8220
  01/01/2003    to  04/24/2003        8.654755          8.409175          92,264.6800
============   ==== ==========       =========         =========       ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.676092         15.683126         238,549.1532
  01/01/2008    to  12/31/2008       15.683126          9.541425         224,016.7438
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953         14.261437           15,163.7089
  01/01/2002    to  12/31/2002       14.261437         11.082847           74,302.4014
  01/01/2003    to  12/31/2003       11.082847         14.019403           76,164.4938
  01/01/2004    to  12/31/2004       14.019403         16.357674           73,351.1346
  01/01/2005    to  12/31/2005       16.357674         17.709541           73,011.7709
  01/01/2006    to  12/31/2006       17.709541         20.017152           83,759.6956
  01/01/2007    to  04/27/2007       20.017152         21.761503                0.0000
============   ==== ==========       =========         =========        ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.399082         12.073431                0.0000
  01/01/2007    to  04/27/2007       12.073431         13.336444                0.0000
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.286021          908,439.4110
  01/01/2003    to  12/31/2003        8.286021          9.930208        3,162,560.7085
  01/01/2004    to  12/31/2004        9.930208         10.885772        2,691,165.1000
  01/01/2005    to  12/31/2005       10.885772         11.475744        2,311,782.1769
  01/01/2006    to  04/30/2006       11.475744         11.993749        2,261,675.0287
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.960333         13.978494          427,018.4732
  01/01/2002    to  12/31/2002       13.978494         13.705136        1,393,924.5153
  01/01/2003    to  12/31/2003       13.705136         16.103871        2,032,567.5116
  01/01/2004    to  12/31/2004       16.103871         17.176230        1,932,491.2300
  01/01/2005    to  12/31/2005       17.176230         17.191034        3,219,591.4477
  01/01/2006    to  12/31/2006       17.191034         18.503458        2,724,436.6780
  01/01/2007    to  12/31/2007       18.503458         19.439891        2,385,792.5670
  01/01/2008    to  12/31/2008       19.439891         15.602834        1,972,521.5350
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.992867          202,171.8531
  01/01/2004    to  12/31/2004       11.992867         13.922739          611,462.3143
  01/01/2005    to  12/31/2005       13.922739         14.271853          346,671.2497
  01/01/2006    to  12/31/2006       14.271853         16.150224          356,583.2946
  01/01/2007    to  04/27/2007       16.150224         17.207373                0.0000
============   ==== ==========       =========         =========        ==============

                         1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.607266           100,477.5549
  01/01/2002    to  12/31/2002       10.607266          7.412032           253,970.1795
  01/01/2003    to  04/25/2003        7.412032          7.526499           250,998.5575
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       43.409333         48.171871        17,755,835.6527
  01/01/2005    to  12/31/2005       48.171871         49.250312           663,334.8802
  01/01/2006    to  12/31/2006       49.250312         57.322718           549,747.6577
  01/01/2007    to  12/31/2007       57.322718         58.790098           462,648.1547
  01/01/2008    to  12/31/2008       58.790098         36.989355           408,615.4821
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  01/01/2001    to  12/31/2001       14.080792         12.153563         6,321,722.1292
  01/01/2002    to  12/31/2002       12.153563          8.357993         5,277,323.5450
  01/01/2003    to  12/31/2003        8.357993         10.308953         4,466,130.8709
  01/01/2004    to  04/30/2004       10.308953         10.119601           607,173.0361
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.912615         41.392944           684,910.9575
  01/01/2002    to  12/31/2002       41.392944         33.421284         1,901,887.6773
  01/01/2003    to  12/31/2003       33.421284         43.085314         2,623,558.9144
  01/01/2004    to  12/31/2004       43.085314         47.857828         3,301,798.7060
  01/01/2005    to  12/31/2005       47.857828         48.795052         3,001,774.1986
  01/01/2006    to  12/31/2006       48.795052         56.676303         2,604,255.8159
  01/01/2007    to  12/31/2007       56.676303         57.963907         2,274,885.1085
  01/01/2008    to  12/31/2008       57.963907         36.390485         1,902,966.3943
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.833047          8.340204            36,078.3700
  01/01/2003    to  12/31/2003        8.340204         10.266421            72,957.4716
  01/01/2004    to  04/30/2004       10.266421         10.067069            77,912.3154
============   ==== ==========       =========         =========        ===============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.232460           244,139.7749
  01/01/2002    to  12/31/2002       12.232460         10.637552           788,350.8203
  01/01/2003    to  12/31/2003       10.637552         13.127728         1,149,118.8134
  01/01/2004    to  04/30/2004       13.127728         13.339526         1,161,540.2930
============   ==== ==========       =========         =========        ===============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.457790         428,822.3630
  01/01/2002    to  12/31/2002       17.457790         15.565227       1,485,451.0428
  01/01/2003    to  12/31/2003       15.565227         19.320918       2,509,611.0808
  01/01/2004    to  12/31/2004       19.320918         23.719979       3,321,767.9430
  01/01/2005    to  12/31/2005       23.719979         25.273416       3,241,302.0816
  01/01/2006    to  12/31/2006       25.273416         27.957521       2,755,632.5016
  01/01/2007    to  12/31/2007       27.957521         27.732058       2,294,755.3848
  01/01/2008    to  12/31/2008       27.732058         16.742026       1,991,599.9433
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.992867         202,171.8531
  01/01/2004    to  12/31/2004       11.992867         13.922739         611,462.3143
  01/01/2005    to  12/31/2005       13.922739         14.271853         346,671.2497
  01/01/2006    to  12/31/2006       14.271853         16.150224         356,583.2946
  01/01/2007    to  04/27/2007       16.150224         17.207373               0.0000
============   ==== ==========       =========         =========       ==============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.582037         16.299852         196,512.1398
  01/01/2008    to  12/31/2008       16.299852          9.218816         156,944.7812
============   ==== ==========       =========         =========       ==============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  01/01/2001    to  12/31/2001       14.746962         11.183281       3,737,753.9281
  01/01/2002    to  12/31/2002       11.183281          8.341693       3,126,907.2250
  01/01/2003    to  12/31/2003        8.341693         10.654094       2,649,822.8147
  01/01/2004    to  12/31/2004       10.654094         11.201681       2,158,508.7430
  01/01/2005    to  12/31/2005       11.201681         12.022461         302,133.2442
  01/01/2006    to  12/31/2006       12.022461         12.602674         262,539.9468
  01/01/2007    to  04/27/2007       12.602674         13.454401               0.0000
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998466          6.600141          31,595.2696
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998466          7.033638           4,497.7500
============   ==== ==========       =========         =========       ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998466          6.569280           7,784.9071
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.493454          6.189533       1,102,739.6876
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000          8.381159            1,897.7385
  01/01/2002    to  12/31/2002        8.381159          7.289280          169,447.2031
  01/01/2003    to  12/31/2003        7.289280          9.491245          391,993.5801
  01/01/2004    to  12/31/2004        9.491245         11.189560        2,178,119.1040
  01/01/2005    to  12/31/2005       11.189560         12.850864        3,625,590.6882
  01/01/2006    to  12/31/2006       12.850864         16.047013        2,795,017.9181
  01/01/2007    to  12/31/2007       16.047013         17.934775        2,133,704.5264
  01/01/2008    to  12/31/2008       17.934775         10.197634        1,899,633.7142
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.946876          8.628835        1,478,265.5863
  01/01/2006    to  12/31/2006        8.628835          9.157247        1,425,858.4507
  01/01/2007    to  12/31/2007        9.157247         10.319460        1,164,149.7768
  01/01/2008    to  12/31/2008       10.319460          5.500886        1,031,663.6827
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.664535         12.090485        8,369,717.8160
  01/01/2005    to  12/31/2005       12.090485         12.190831        8,039,498.1810
  01/01/2006    to  12/31/2006       12.190831         12.564918        6,897,540.2797
  01/01/2007    to  12/31/2007       12.564918         13.326509        4,996,074.1802
  01/01/2008    to  12/31/2008       13.326509         13.194597        4,115,797.8116
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873         10.144355           10,640.9254
  01/01/2002    to  12/31/2002       10.144355         12.118940           21,618.6249
  01/01/2003    to  12/31/2003       12.118940         14.631923           18,813.9345
  01/01/2004    to  04/30/2004       14.631923         14.243593           18,787.5433
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663         13.402074          227,671.1262
  01/01/2002    to  12/31/2002       13.402074         14.351445        1,148,656.5980
  01/01/2003    to  12/31/2003       14.351445         14.683714        2,203,544.5312
  01/01/2004    to  11/19/2004       14.683714         15.066905        2,618,055.6020
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.232689         19.692998            1,061.0685
  01/01/2007    to  12/31/2007       19.692998         20.389610            1,920.2283
  01/01/2008    to  12/31/2008       20.389610         13.503357            2,728.7651
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.498247         19.215033            1,321.4963
  01/01/2007    to  12/31/2007       19.215033         20.205784            8,016.5064
  01/01/2008    to  12/31/2008       20.205784         17.783915           11,457.4822
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.166965         12.100728        1,338,176.4990
  01/01/2005    to  12/31/2005       12.100728         12.688022        1,530,014.4041
  01/01/2006    to  12/31/2006       12.688022         14.123929        2,804,771.9465
  01/01/2007    to  12/31/2007       14.123929         15.207568        1,541,185.1746
  01/01/2008    to  12/31/2008       15.207568          8.697349        1,365,435.5781
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050         13.305369          115,925.2441
  01/01/2002    to  12/31/2002       13.305369         10.077786          247,915.3062
  01/01/2003    to  12/31/2003       10.077786         12.615636          246,863.3748
  01/01/2004    to  04/30/2004       12.615636         12.630169          242,758.0605
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/12/2001    to  12/31/2001       10.000000          8.236645            2,342.3926
  01/01/2002    to  12/31/2002        8.236645          4.545270          267,097.9707
  01/01/2003    to  12/31/2003        4.545270          6.124338        1,964,182.1293
  01/01/2004    to  12/31/2004        6.124338          7.115346        3,539,464.2130
  01/01/2005    to  12/31/2005        7.115346          8.043025        3,405,275.2625
  01/01/2006    to  12/31/2006        8.043025          8.420410        2,544,871.5675
  01/01/2007    to  12/31/2007        8.420410          9.767155        1,555,557.4566
  01/01/2008    to  12/31/2008        9.767155          5.802712        1,368,774.0508
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.381520         13.200126          322,317.8493
  01/01/2005    to  12/31/2005       13.200126         14.411949          294,096.7410
  01/01/2006    to  12/31/2006       14.411949         14.727785          257,991.3721
  01/01/2007    to  12/31/2007       14.727785         15.906297          229,887.7466
  01/01/2008    to  12/31/2008       15.906297          9.988194          198,964.6469
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439         12.198150           68,610.0538
  01/01/2002    to  12/31/2002       12.198150          8.578154          166,184.2882
  01/01/2003    to  12/31/2003        8.578154         11.609599          314,450.3439
  01/01/2004    to  04/30/2004       11.609599         11.828180          369,411.1199
============   ==== ==========       =========         =========        ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998849         10.475896         751,080.0917
  01/01/2006    to  12/31/2006       10.475896         11.989012         861,814.3818
  01/01/2007    to  12/31/2007       11.989012         11.526833         562,462.6008
  01/01/2008    to  12/31/2008       11.526833          7.284283         479,137.1863
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  02/12/2001    to  12/31/2001       10.000000          8.819461         259,338.4711
  01/01/2002    to  12/31/2002        8.819461          6.573580         789,242.1568
  01/01/2003    to  12/31/2003        6.573580          8.796747       1,233,438.8121
  01/01/2004    to  12/31/2004        8.796747          9.753649       1,238,844.2210
  01/01/2005    to  12/31/2005        9.753649         10.059071       1,164,618.2058
  01/01/2006    to  12/31/2006       10.059071         10.749914       1,049,935.9085
  01/01/2007    to  12/31/2007       10.749914         13.088605         962,079.3573
  01/01/2008    to  12/31/2008       13.088605          6.872158         820,745.1277
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       44.994946         45.187527         183,962.7720
  01/01/2006    to  12/31/2006       45.187527         46.404498         181,627.5359
  01/01/2007    to  12/31/2007       46.404498         48.511491          77,062.2091
  01/01/2008    to  12/31/2008       48.511491         46.082096          67,919.6938
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.962131         10.067108         652,838.7189
  01/01/2006    to  12/31/2006       10.067108         10.379339       1,054,558.9146
  01/01/2007    to  12/31/2007       10.379339         10.726990       1,479,458.9527
  01/01/2008    to  12/31/2008       10.726990         10.852384       2,369,639.8651
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  02/12/2001    to  12/31/2001       10.000000         10.154282         279,466.3573
  01/01/2002    to  12/31/2002       10.154282         10.122875         703,780.8875
  01/01/2003    to  12/31/2003       10.122875         10.025490         721,421.2419
  01/01/2004    to  12/31/2004       10.025490          9.949131         552,205.4002
  01/01/2005    to  04/30/2005        9.949131          9.962144               0.0000
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.816345         798,167.6789
  01/01/2003    to  12/31/2003        7.816345         10.593988       1,666,013.0533
  01/01/2004    to  12/31/2004       10.593988         11.387381       2,566,299.7340
  01/01/2005    to  12/31/2005       11.387381         11.847505       1,826,997.9310
  01/01/2006    to  12/31/2006       11.847505         12.832183       1,736,516.9146
  01/01/2007    to  12/31/2007       12.832183         12.611970       1,866,339.3225
  01/01/2008    to  12/31/2008       12.611970          7.411236       1,539,768.7032
============   ==== ==========       =========         =========       ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       14.909620         15.718285         179,467.1331
  01/01/2002    to  12/31/2002       15.718285         11.496546         291,787.8619
  01/01/2003    to  12/31/2003       11.496546         15.100620         313,107.6457
  01/01/2004    to  11/19/2004       15.100620         16.257344         316,894.3682
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197594         10.156586           7,447.8775
  01/01/2002    to  12/31/2002       10.156586          8.357717         735,007.2177
  01/01/2003    to  12/31/2003        8.357717         10.774657       3,185,276.8997
  01/01/2004    to  12/31/2004       10.774657         11.914458       5,312,009.6480
  01/01/2005    to  12/31/2005       11.914458         12.940186       4,852,874.0005
  01/01/2006    to  12/31/2006       12.940186         14.599039       3,840,149.6721
  01/01/2007    to  12/31/2007       14.599039         15.032974       2,649,247.5448
  01/01/2008    to  12/31/2008       15.032974          8.974351       2,343,989.2321
============   ==== ==========       =========         =========       ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       11.561403         11.176208         279,360.3341
  01/01/2008    to  12/31/2008       11.176208          6.467885         269,026.5994
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.767628         11.732904       1,115,239.5596
  01/01/2006    to  12/31/2006       11.732904         11.862235         943,781.8552
  01/01/2007    to  12/31/2007       11.862235         13.028539         541,093.0646
  01/01/2008    to  12/31/2008       13.028539          8.151742         512,829.9413
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.731978          62,193.1299
  01/01/2004    to  12/31/2004       11.731978         12.108329          91,991.4412
  01/01/2005    to  04/30/2005       12.108329         11.137070               0.0000
============   ==== ==========       =========         =========       ==============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.622994         739,828.4544
  01/01/2004    to  12/31/2004       12.622994         14.684894         587,560.4483
  01/01/2005    to  12/31/2005       14.684894         17.028072         487,634.3940
  01/01/2006    to  12/31/2006       17.028072         19.516872         369,894.8808
  01/01/2007    to  12/31/2007       19.516872         21.181830         237,900.4983
  01/01/2008    to  12/31/2008       21.181830         11.645978         233,944.9914
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          9.123353         503,350.9232
  01/01/2003    to  12/31/2003        9.123353         10.501575         828,430.4620
  01/01/2004    to  12/31/2004       10.501575         11.493282         924,868.6720
  01/01/2005    to  12/31/2005       11.493282         11.657051         620,232.2080
  01/01/2006    to  12/31/2006       11.657051         12.867217         599,012.5193
  01/01/2007    to  12/31/2007       12.867217         13.209784         569,525.9290
  01/01/2008    to  12/31/2008       13.209784         10.114637         484,924.5747
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.982457         11.145871           7,070.1581
============   ==== ==========       =========         =========         ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.365585         16.824885          16,865.1203
  01/01/2006    to  12/31/2006       16.824885         19.304552          44,608.5775
  01/01/2007    to  12/31/2007       19.304552         20.226655          56,892.9112
  01/01/2008    to  12/31/2008       20.226655         11.855415          45,162.6395
============   ==== ==========       =========         =========         ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.037577          79,684.9355
  01/01/2004    to  12/31/2004       12.037577         13.272548         179,474.3023
  01/01/2005    to  12/31/2005       13.272548         13.809168         109,463.1126
  01/01/2006    to  12/31/2006       13.809168         16.183832         117,689.0897
  01/01/2007    to  12/31/2007       16.183832         16.466350         122,252.2043
  01/01/2008    to  12/31/2008       16.466350         11.180272          95,573.7492
============   ==== ==========       =========         =========         ============

                        1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412         11.222898           50,584.1475
  01/01/2002    to  12/31/2002       11.222898          8.965451          101,301.4628
  01/01/2003    to  12/31/2003        8.965451         11.261659          156,210.8452
  01/01/2004    to  12/31/2004       11.261659         12.338602          143,452.9459
  01/01/2005    to  12/31/2005       12.338602         12.803698          121,771.8162
  01/01/2006    to  12/31/2006       12.803698         14.635138          100,475.7681
  01/01/2007    to  12/31/2007       14.635138         13.559101           91,862.4833
  01/01/2008    to  12/31/2008       13.559101          8.196072           68,269.2161
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.455111         13.042619          384,247.6498
  01/01/2007    to  12/31/2007       13.042619         13.231586          317,277.2361
  01/01/2008    to  12/31/2008       13.231586          7.722094        3,840,682.0826
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.514026         12.126242        1,197,692.4507
  01/01/2007    to  12/31/2007       12.126242         12.540561        1,247,614.2709
  01/01/2008    to  12/31/2008       12.540561          8.416529        8,740,591.3600
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.634052         11.159705          213,482.6632
  01/01/2007    to  12/31/2007       11.159705         11.655090          895,535.4789
  01/01/2008    to  12/31/2008       11.655090          9.119270          956,263.2877
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.132810         12.785659        1,689,157.7915
  01/01/2007    to  12/31/2007       12.785659         13.199806        1,728,216.5813
  01/01/2008    to  12/31/2008       13.199806          8.086995        9,548,418.2379
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.045054         11.605616        1,048,846.0172
  01/01/2007    to  12/31/2007       11.605616         12.153713        2,439,714.8508
  01/01/2008    to  12/31/2008       12.153713          8.817939        2,457,699.5216
============   ==== ==========       =========         =========        ==============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/13/2006                             to  12/31/2006       24.758789         25.648127           197.5775
   01/01/2007                             to  12/31/2007       25.648127         29.015768         7,287.9249
   01/01/2008                             to  12/31/2008       29.015768         17.609553        16,560.8155
=============                            ==== ==========      ==========         =========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       31.673561         16.023082         4,775.8293
=============                            ==== ==========      ==========         =========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008      164.707097         95.172164         1,817.9992
=============                            ==== ==========      ==========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2006                             to  12/31/2006       16.905742         18.684055        12,473.6892
   01/01/2007                             to  12/31/2007       18.684055         18.836352        22,224.2986
   01/01/2008                             to  12/31/2008       18.836352         10.701719        20,143.8381
=============                            ==== ==========      ==========         =========       ============
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.077087          9.331819       119,385.5653
=============                            ==== ==========      ==========         =========       ============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.237418          9.807451             0.0000
=============                            ==== ==========      ==========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.605583         15.610081        81,786.3092
   01/01/2008                             to  12/31/2008       15.610081          9.487441        83,560.4552
=============                            ==== ==========      ==========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.568596         14.565078         2,066.9340
   01/01/2005                             to  12/31/2005       14.565078         15.753095         9,231.8931
   01/01/2006                             to  12/31/2006       15.753095         17.788034        15,288.6656
   01/01/2007                             to  04/27/2007       17.788034         19.331836             0.0000
=============                            ==== ==========      ==========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       11.387288         12.052945             0.0000
   01/01/2007                             to  04/27/2007       12.052945         13.309480             0.0000
=============                            ==== ==========      ==========         =========       ============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.104967         17.147561         305,895.0429
  01/01/2005    to  12/31/2005       17.147561         17.145239         406,319.8207
  01/01/2006    to  12/31/2006       17.145239         18.435781         361,235.0413
  01/01/2007    to  12/31/2007       18.435781         19.349333         361,612.0880
  01/01/2008    to  12/31/2008       19.349333         15.514573         322,654.8108
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.307654         13.899516          66,959.4099
  01/01/2005    to  12/31/2005       13.899516         14.233852         177,714.3705
  01/01/2006    to  12/31/2006       14.233852         16.091175         184,713.9656
  01/01/2007    to  04/27/2007       16.091175         17.138877               0.0000
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       43.155329         47.778007         272,199.5771
  01/01/2005    to  12/31/2005       47.778007         48.665131         364,471.4972
  01/01/2006    to  12/31/2006       48.665131         56.469091         364,176.8859
  01/01/2007    to  12/31/2007       56.469091         57.693957         301,064.6925
  01/01/2008    to  12/31/2008       57.693957         36.184576         283,445.3790
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.043768         23.336992         169,864.5641
  01/01/2005    to  12/31/2005       23.336992         24.840578         427,820.2025
  01/01/2006    to  12/31/2006       24.840578         27.451333         490,929.7185
  01/01/2007    to  12/31/2007       27.451333         27.202590         468,634.0222
  01/01/2008    to  12/31/2008       27.202590         16.405880         450,031.9361
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.307654         13.899516          66,959.4099
  01/01/2005    to  12/31/2005       13.899516         14.233852         177,714.3705
  01/01/2006    to  12/31/2006       14.233852         16.091175         184,713.9656
  01/01/2007    to  04/27/2007       16.091175         17.138877               0.0000
============   ==== ==========       =========         =========         ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.402848         16.101595             143.4410
  01/01/2008    to  12/31/2008       16.101595          9.097531             155.2289
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998356          6.595589          27,751.7725
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998356          7.028791         240,794.5202
============   ==== ==========       =========         =========         ============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998356          6.564751            3,300.0033
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.466450          6.172943          237,142.4606
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.735580         11.170897          341,872.9895
  01/01/2005    to  12/31/2005       11.170897         12.812338          466,828.0333
  01/01/2006    to  12/31/2006       12.812338         15.975005          468,956.9514
  01/01/2007    to  12/31/2007       15.975005         17.827392          353,861.6839
  01/01/2008    to  12/31/2008       17.827392         10.121297          331,023.4075
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.930965          8.605857          491,941.5275
  01/01/2006    to  12/31/2006        8.605857          9.123759          559,131.7120
  01/01/2007    to  12/31/2007        9.123759         10.271393          484,864.5554
  01/01/2008    to  12/31/2008       10.271393          5.469755          420,157.9012
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.652784         12.070302          627,605.8901
  01/01/2005    to  12/31/2005       12.070302         12.158353        1,222,596.5719
  01/01/2006    to  12/31/2006       12.158353         12.518956        1,375,950.7396
  01/01/2007    to  12/31/2007       12.518956         13.264424        1,104,521.5201
  01/01/2008    to  12/31/2008       13.264424         13.119967          950,768.4695
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.431310         14.895701           88,025.7612
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.010843         19.440490                0.0000
  01/01/2007    to  12/31/2007       19.440490         20.107937                0.0000
  01/01/2008    to  12/31/2008       20.107937         13.303438              422.3245
============   ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.280518         18.976282            1,259.8377
  01/01/2007    to  12/31/2007       18.976282         19.934673            1,105.8896
  01/01/2008    to  12/31/2008       19.934673         17.527708            1,304.8099
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998767         10.468869          253,637.4236
  01/01/2006    to  12/31/2006       10.468869         11.969030          447,480.3448
  01/01/2007    to  12/31/2007       11.969030         11.496053          371,673.8688
  01/01/2008    to  12/31/2008       11.496053          7.257528          355,651.9537
============   ==== ==========       =========         =========        ==============

                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        8.756346          9.716826           32,116.1204
   01/01/2005                             to  12/31/2005        9.716826         10.011111           58,534.9431
   01/01/2006                             to  12/31/2006       10.011111         10.687997           66,336.3304
   01/01/2007                             to  12/31/2007       10.687997         13.000146           69,038.9889
   01/01/2008                             to  12/31/2008       13.000146          6.818846           65,637.5654
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       44.029505         44.188654           74,302.8705
   01/01/2006                             to  12/31/2006       44.188654         45.333507           92,692.1192
   01/01/2007                             to  12/31/2007       45.333507         47.344271           59,039.2640
   01/01/2008                             to  12/31/2008       47.344271         44.928249           55,411.6887
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.942177         10.040284           44,106.0766
   01/01/2006                             to  12/31/2006       10.040284         10.341366          339,207.9758
   01/01/2007                             to  12/31/2007       10.341366         10.677005          201,616.3369
   01/01/2008                             to  12/31/2008       10.677005         10.790988          715,282.3957
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.979567          9.932521           35,261.8340
   01/01/2005                             to  04/30/2005        9.932521          9.942272                0.0000
=============                            ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       10.589837         11.357010          103,152.8346
   01/01/2005                             to  12/31/2005       11.357010         11.804135          219,351.0393
   01/01/2006                             to  12/31/2006       11.804135         12.772469          254,169.9468
   01/01/2007                             to  12/31/2007       12.772469         12.540664          278,990.0395
   01/01/2008                             to  12/31/2008       12.540664          7.361924          270,392.5777
=============                            ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.715388         15.796607              318.2712
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                             to  12/31/2004       11.055459         11.894586          898,607.9162
   01/01/2005                             to  12/31/2005       11.894586         12.905737        1,334,449.9423
   01/01/2006                             to  12/31/2006       12.905737         14.545670        1,423,480.7740
   01/01/2007                             to  12/31/2007       14.545670         14.962968        1,152,933.2142
   01/01/2008                             to  12/31/2008       14.962968          8.923576        1,097,757.1175
=============                            ==== ==========       =========         =========        ==============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       11.492241         11.101894         212,824.2154
  01/01/2008    to  12/31/2008       11.101894          6.418417         219,421.2715
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.748079         11.701673         432,162.4161
  01/01/2006    to  12/31/2006       11.701673         11.818868         514,275.2690
  01/01/2007    to  12/31/2007       11.818868         12.967866         368,620.0276
  01/01/2008    to  12/31/2008       12.967866          8.105624         322,829.9963
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.208800          4.390890          36,349.2485
  01/01/2005    to  04/30/2005        4.390890          4.037361               0.0000
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       36.145109         39.276210          22,036.3904
  01/01/2005    to  12/31/2005       39.276210         39.796170          46,848.0953
  01/01/2006    to  12/31/2006       39.796170         43.883806          53,098.2004
  01/01/2007    to  12/31/2007       43.883806         45.006877          51,939.8649
  01/01/2008    to  12/31/2008       45.006877         34.426851          49,857.3941
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.826896         11.029892           1,337.5785
============   ==== ==========       =========         =========         ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.248694         16.676933          10,305.5086
  01/01/2006    to  12/31/2006       16.676933         19.115723          25,997.4015
  01/01/2007    to  12/31/2007       19.115723         20.008676          22,834.5526
  01/01/2008    to  12/31/2008       20.008676         11.715866          21,171.3087
============   ==== ==========       =========         =========         ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.011184         13.236617          29,381.5968
  01/01/2005    to  12/31/2005       13.236617         13.758065          62,193.2345
  01/01/2006    to  12/31/2006       13.758065         16.107881          73,398.4950
  01/01/2007    to  12/31/2007       16.107881         16.372605          71,129.9347
  01/01/2008    to  12/31/2008       16.372605         11.105452          62,190.1508
============   ==== ==========       =========         =========         ============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       43.934444         47.658643             802.9248
  01/01/2005    to  12/31/2005       47.658643         49.405839             980.0529
  01/01/2006    to  12/31/2006       49.405839         56.416590             893.3883
  01/01/2007    to  12/31/2007       56.416590         52.216062             927.5822
  01/01/2008    to  12/31/2008       52.216062         31.531321             871.7125
============   ==== ==========       =========         =========         ============

                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.436578         13.014582         631,072.1089
  01/01/2007    to  12/31/2007       13.014582         13.189874         580,432.8569
  01/01/2008    to  12/31/2008       13.189874          7.690011       1,725,814.3746
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.496890         12.100171       3,156,805.5669
  01/01/2007    to  12/31/2007       12.100171         12.501027       4,135,022.5397
  01/01/2008    to  12/31/2008       12.501027          8.381568       7,963,229.5620
============   ==== ==========       =========         =========       ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.618221         11.135709         185,235.3179
  01/01/2007    to  12/31/2007       11.135709         11.618345         272,319.2669
  01/01/2008    to  12/31/2008       11.618345          9.081397         838,007.8450
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.114755         12.758172       5,816,760.0971
  01/01/2007    to  12/31/2007       12.758172         13.158195       6,794,652.6944
  01/01/2008    to  12/31/2008       13.158195          8.053398       9,481,073.2135
============   ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.028614         11.580662         958,915.0270
  01/01/2007    to  12/31/2007       11.580662         12.115397       1,467,665.9997
  01/01/2008    to  12/31/2008       12.115397          8.781314       1,932,347.3506
============   ==== ==========       =========         =========       ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.542879         4,249.0018
  01/01/2002    to  12/31/2002        9.542879          7.923193         3,598.3524
  01/01/2003    to  12/31/2003        7.923193         10.068687         3,531.0351
  01/01/2004    to  12/31/2004       10.068687         12.293226         3,341.0334
  01/01/2005    to  12/31/2005       12.293226         14.274871         7,499.8053
  01/01/2006    to  12/31/2006       14.274871         18.024497         5,609.4322
  01/01/2007    to  12/31/2007       18.024497         20.351898         4,135.0796
  01/01/2008    to  12/31/2008       20.351898         11.949861           953.4015
============   ==== ==========      ==========         =========       ============
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.640915         25.524411             0.0000
  01/01/2007    to  12/31/2007       25.524411         28.861300         4,394.7047
  01/01/2008    to  12/31/2008       28.861300         17.507013         5,232.3262
============   ==== ==========      ==========         =========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.515648         15.937781            16.7023
============   ==== ==========      ==========         =========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      162.724666         93.994729           344.3839
============   ==== ==========      ==========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.908162         6,921.1995
  01/01/2002    to  12/31/2002        8.908162          7.142932        33,471.4718
  01/01/2003    to  12/31/2003        7.142932          9.298745        94,294.5319
  01/01/2004    to  12/31/2004        9.298745         10.851748       334,360.3401
  01/01/2005    to  12/31/2005       10.851748         11.771900       371,490.7625
  01/01/2006    to  12/31/2006       11.771900         14.077172       285,948.7640
  01/01/2007    to  12/31/2007       14.077172         16.001824       196,053.6713
  01/01/2008    to  12/31/2008       16.001824          9.393208       162,276.4491
============   ==== ==========      ==========         =========       ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001       12.599543         12.933004         6,866.8274
  01/01/2002    to  12/31/2002       12.933004         10.379482         1,919.6369
  01/01/2003    to  12/31/2003       10.379482         13.504219         7,452.5961
  01/01/2004    to  12/31/2004       13.504219         15.426876         7,074.5718
  01/01/2005    to  12/31/2005       15.426876         16.536666         5,945.3501
  01/01/2006    to  12/31/2006       16.536666         18.650066         7,401.7946
  01/01/2007    to  12/31/2007       18.650066         19.985768        12,642.5194
  01/01/2008    to  12/31/2008       19.985768         11.349048        11,111.0542
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.043008          9.310030       272,766.8610
============   ==== ==========       =========         =========       ============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.217648          9.789482           592.4558
============   ==== ==========       =========         =========       ============
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.121564        17,314.5245
  01/01/2002    to  12/31/2002       17.121564         12.623646        30,436.0692
  01/01/2003    to  04/24/2003       12.623646         13.106879        31,235.9440
============   ==== ==========       =========         =========       ============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.501147         3,170.7009
  01/01/2002    to  12/31/2002       10.501147          8.632060         6,567.7132
  01/01/2003    to  04/24/2003        8.632060          8.383197         7,078.1100
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.529364         15.537282       137,261.7284
  01/01/2008    to  12/31/2008       15.537282          9.438452       122,521.4422
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953         14.245441         4,411.6646
  01/01/2002    to  12/31/2002       14.245441         11.053795        11,030.1973
  01/01/2003    to  12/31/2003       11.053795         13.961730        10,511.3672
  01/01/2004    to  12/31/2004       13.961730         16.265910        10,734.7069
  01/01/2005    to  12/31/2005       16.265910         17.583892        11,654.3965
  01/01/2006    to  12/31/2006       17.583892         19.845430         9,725.1508
  01/01/2007    to  04/27/2007       19.845430         21.564278             0.0000
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.381396         12.042715             0.0000
  01/01/2007    to  04/27/2007       12.042715         13.296019             0.0000
============   ==== ==========       =========         =========       ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.277696         162,696.0851
  01/01/2003    to  12/31/2003        8.277696          9.905380         576,458.6760
  01/01/2004    to  12/31/2004        9.905380         10.842241         533,126.5929
  01/01/2005    to  12/31/2005       10.842241         11.412777         466,886.2052
  01/01/2006    to  04/30/2006       11.412777         11.922161         460,018.0948
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959643         13.962133          60,578.8834
  01/01/2002    to  12/31/2002       13.962133         13.668578         163,746.8930
  01/01/2003    to  12/31/2003       13.668578         16.036858         631,295.6467
  01/01/2004    to  12/31/2004       16.036858         17.079057         619,202.3849
  01/01/2005    to  12/31/2005       17.079057         17.068231         823,466.2222
  01/01/2006    to  12/31/2006       17.068231         18.343828         755,035.3702
  01/01/2007    to  12/31/2007       18.343828         19.243149         648,345.7027
  01/01/2008    to  12/31/2008       19.243149         15.421699         510,096.0497
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.980868          22,204.3985
  01/01/2004    to  12/31/2004       11.980868         13.887916          63,865.9042
  01/01/2005    to  12/31/2005       13.887916         14.214885          66,910.7851
  01/01/2006    to  12/31/2006       14.214885         16.061724          60,290.1599
  01/01/2007    to  04/27/2007       16.061724         17.104722               0.0000
============   ==== ==========       =========         =========         ============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.595365           7,426.8237
  01/01/2002    to  12/31/2002       10.595365          7.392581          29,017.1266
  01/01/2003    to  04/25/2003        7.392581          7.503232          30,338.3825
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       42.480556         47.094351         125,576.7045
  01/01/2005    to  12/31/2005       47.094351         48.076720         109,490.5367
  01/01/2006    to  12/31/2006       48.076720         55.873170          98,312.9154
  01/01/2007    to  12/31/2007       55.873170         57.217089          78,541.9271
  01/01/2008    to  12/31/2008       57.217089         35.945369          70,664.6477
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241         12.139920          33,901.7316
  01/01/2002    to  12/31/2002       12.139920          8.336069          67,056.6989
  01/01/2003    to  12/31/2003        8.336069         10.266527          60,606.4895
  01/01/2004    to  04/30/2004       10.266527         10.072988          59,088.0207
============   ==== ==========       =========         =========         ============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.910653         41.344503        54,492.9747
  01/01/2002    to  12/31/2002       41.344503         33.332049       194,321.1339
  01/01/2003    to  12/31/2003       33.332049         42.905952       529,074.4655
  01/01/2004    to  12/31/2004       42.905952         47.587002       641,545.3822
  01/01/2005    to  12/31/2005       47.587002         48.446417       598,261.6716
  01/01/2006    to  12/31/2006       48.446417         56.187289       551,658.2545
  01/01/2007    to  12/31/2007       56.187289         57.377185       486,247.6436
  01/01/2008    to  12/31/2008       57.377185         35.967814       411,273.3121
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.815494          8.318328           510.7459
  01/01/2003    to  12/31/2003        8.318328         10.224189        13,484.8305
  01/01/2004    to  04/30/2004       10.224189         10.020717        14,797.2459
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.219247        16,227.4589
  01/01/2002    to  12/31/2002       12.219247         10.610126        65,034.6251
  01/01/2003    to  12/31/2003       10.610126         13.074268       114,558.5626
  01/01/2004    to  04/30/2004       13.074268         13.278657       124,603.1871
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.438226        34,239.2506
  01/01/2002    to  12/31/2002       17.438226         15.524450       187,121.2024
  01/01/2003    to  12/31/2003       15.524450         19.241447       362,407.2067
  01/01/2004    to  12/31/2004       19.241447         23.586938       465,596.4681
  01/01/2005    to  12/31/2005       23.586938         25.094115       466,906.7623
  01/01/2006    to  12/31/2006       25.094115         27.717692       400,653.9647
  01/01/2007    to  12/31/2007       27.717692         27.452727       320,433.3148
  01/01/2008    to  12/31/2008       27.452727         16.548422       294,989.3528
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.980868        22,204.3985
  01/01/2004    to  12/31/2004       11.980868         13.887916        63,865.9042
  01/01/2005    to  12/31/2005       13.887916         14.214885        66,910.7851
  01/01/2006    to  12/31/2006       14.214885         16.061724        60,290.1599
  01/01/2007    to  04/27/2007       16.061724         17.104722             0.0000
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.314028         16.003372        21,720.7189
  01/01/2008    to  12/31/2008       16.003372          9.037492        16,380.6371
============   ==== ==========       =========         =========       ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035         11.170733           28,344.4771
  01/01/2002    to  12/31/2002       11.170733          8.319806           44,231.3087
  01/01/2003    to  12/31/2003        8.319806         10.610223           40,787.5850
  01/01/2004    to  12/31/2004       10.610223         11.138793           38,251.8227
  01/01/2005    to  12/31/2005       11.138793         11.937104           34,686.6865
  01/01/2006    to  12/31/2006       11.937104         12.494493           30,835.0569
  01/01/2007    to  04/27/2007       12.494493         13.332392                0.0000
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301          6.593315           37,172.7960
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301          7.026370          586,127.7145
============   ==== ==========       =========         =========        ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301          6.562488            2,663.6584
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.452971          6.164667          364,125.2526
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739813          8.371336              631.1459
  01/01/2002    to  12/31/2002        8.371336          7.269814           21,102.0210
  01/01/2003    to  12/31/2003        7.269814          9.451731          189,888.3063
  01/01/2004    to  12/31/2004        9.451731         11.126240          651,974.0853
  01/01/2005    to  12/31/2005       11.126240         12.759052          854,981.1071
  01/01/2006    to  12/31/2006       12.759052         15.908560          785,254.8395
  01/01/2007    to  12/31/2007       15.908560         17.753236          652,235.7138
  01/01/2008    to  12/31/2008       17.753236         10.079197          596,720.4093
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.897927          8.567167          815,998.7769
  01/01/2006    to  12/31/2006        8.567167          9.078212          844,510.6626
  01/01/2007    to  12/31/2007        9.078212         10.214981          762,423.8995
  01/01/2008    to  12/31/2008       10.214981          5.436980          679,472.6189
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.610052         12.022053        1,973,805.5060
  01/01/2005    to  12/31/2005       12.022053         12.103714        1,800,783.2773
  01/01/2006    to  12/31/2006       12.103714         12.456484        1,588,910.0943
  01/01/2007    to  12/31/2007       12.456484         13.191600        1,271,672.9875
  01/01/2008    to  12/31/2008       13.191600         13.041402        1,126,122.6669
============   ==== ==========       =========         =========        ==============

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873         10.132982            10.2502
  01/01/2002    to  12/31/2002       10.132982         12.087221            10.2502
  01/01/2003    to  12/31/2003       12.087221         14.571765             0.0000
  01/01/2004    to  04/30/2004       14.571765         14.178039             0.0000
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663         13.387055        41,432.7406
  01/01/2002    to  12/31/2002       13.387055         14.313884       172,677.9173
  01/01/2003    to  12/31/2003       14.313884         14.623334       397,916.4236
  01/01/2004    to  11/19/2004       14.623334         14.985048       488,702.6419
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.900934         19.315452           297.5903
  01/01/2007    to  12/31/2007       19.315452         19.968564           296.0240
  01/01/2008    to  12/31/2008       19.968564         13.204595           293.5339
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.172616         18.858020             0.0000
  01/01/2007    to  12/31/2007       18.858020         19.800484             0.0000
  01/01/2008    to  12/31/2008       19.800484         17.400998         2,947.4451
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.075452         11.989635       196,908.9803
  01/01/2005    to  12/31/2005       11.989635         12.552755       246,302.6888
  01/01/2006    to  12/31/2006       12.552755         13.952471       439,265.1349
  01/01/2007    to  12/31/2007       13.952471         15.000316       264,461.4917
  01/01/2008    to  12/31/2008       15.000316          8.565889       235,877.1157
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050         13.290455        10,831.3240
  01/01/2002    to  12/31/2002       13.290455         10.051367        24,494.7977
  01/01/2003    to  12/31/2003       10.051367         12.563726        25,258.1947
  01/01/2004    to  04/30/2004       12.563726         12.572003        25,337.2754
============   ==== ==========       =========         =========       ============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615300          8.226988               13.1308
  01/01/2002    to  12/31/2002        8.226988          4.533110           39,837.4725
  01/01/2003    to  12/31/2003        4.533110          6.098811          776,150.9781
  01/01/2004    to  12/31/2004        6.098811          7.075043        1,045,624.8790
  01/01/2005    to  12/31/2005        7.075043          7.985522          911,323.6080
  01/01/2006    to  12/31/2006        7.985522          8.347710          906,011.6400
  01/01/2007    to  12/31/2007        8.347710          9.668240          663,347.2356
  01/01/2008    to  12/31/2008        9.668240          5.735290          573,694.3598
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.248977         13.045836           51,187.0631
  01/01/2005    to  12/31/2005       13.045836         14.222221           53,148.5530
  01/01/2006    to  12/31/2006       14.222221         14.512166           51,763.9701
  01/01/2007    to  12/31/2007       14.512166         15.649804           44,635.1328
  01/01/2008    to  12/31/2008       15.649804          9.812323           39,934.8018
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439         12.184460            3,991.9892
  01/01/2002    to  12/31/2002       12.184460          8.555648           21,382.9036
  01/01/2003    to  12/31/2003        8.555648         11.561812           37,584.6195
  01/01/2004    to  04/30/2004       11.561812         11.773691           54,491.8815
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726         10.465357          163,450.0515
  01/01/2006    to  12/31/2006       10.465357         11.959052          261,367.9349
  01/01/2007    to  12/31/2007       11.959052         11.480694          250,040.9111
  01/01/2008    to  12/31/2008       11.480694          7.244190          268,990.4271
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640          8.809572           32,737.4121
  01/01/2002    to  12/31/2002        8.809572          6.556337          116,424.7873
  01/01/2003    to  12/31/2003        6.556337          8.760522          173,081.3700
  01/01/2004    to  12/31/2004        8.760522          9.698886          181,782.3903
  01/01/2005    to  12/31/2005        9.698886          9.987647          178,636.5559
  01/01/2006    to  12/31/2006        9.987647         10.657629          151,577.3219
  01/01/2007    to  12/31/2007       10.657629         12.956695          138,882.9322
  01/01/2008    to  12/31/2008       12.956695          6.792639          126,998.1829
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       43.554407         43.697348           42,002.0432
  01/01/2006    to  12/31/2006       43.697348         44.807124           29,860.4135
  01/01/2007    to  12/31/2007       44.807124         46.771027           13,273.4790
  01/01/2008    to  12/31/2008       46.771027         44.362024           14,874.9784
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.900743          9.995128          664,675.9490
  01/01/2006    to  12/31/2006        9.995128         10.289723          870,039.9434
  01/01/2007    to  12/31/2007       10.289723         10.618348        1,169,493.5887
  01/01/2008    to  12/31/2008       10.618348         10.726329        2,284,101.6264
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041941         10.142360           28,734.3085
  01/01/2002    to  12/31/2002       10.142360         10.095827           59,880.7593
  01/01/2003    to  12/31/2003       10.095827          9.983712          273,169.5878
  01/01/2004    to  12/31/2004        9.983712          9.892782           95,883.7591
  01/01/2005    to  04/30/2005        9.892782          9.900879                0.0000
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.808491           21,107.3594
  01/01/2003    to  12/31/2003        7.808491         10.567500           68,117.8434
  01/01/2004    to  12/31/2004       10.567500         11.341842          173,638.0331
  01/01/2005    to  12/31/2005       11.341842         11.782494          184,554.5275
  01/01/2006    to  12/31/2006       11.782494         12.742697          180,788.2114
  01/01/2007    to  12/31/2007       12.742697         12.505142          211,505.2505
  01/01/2008    to  12/31/2008       12.505142          7.337382          194,297.1720
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       14.909620         15.700656           15,191.4851
  01/01/2002    to  12/31/2002       15.700656         11.466409           30,611.9806
  01/01/2003    to  12/31/2003       11.466409         15.038501           34,498.3828
  01/01/2004    to  11/19/2004       15.038501         16.169597           33,225.5981
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.197092         10.144691              817.0770
  01/01/2002    to  12/31/2002       10.144691          8.335400           86,927.9948
  01/01/2003    to  12/31/2003        8.335400         10.729806          999,530.5962
  01/01/2004    to  12/31/2004       10.729806         11.847038        1,768,557.1590
  01/01/2005    to  12/31/2005       11.847038         12.847742        1,870,220.8107
  01/01/2006    to  12/31/2006       12.847742         14.473087        1,782,337.8118
  01/01/2007    to  12/31/2007       14.473087         14.880819        1,495,654.1766
  01/01/2008    to  12/31/2008       14.880819          8.870125        1,234,431.6681
============   ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       11.457777         11.064882           57,726.9769
  01/01/2008    to  12/31/2008       11.064882          6.393804           44,227.0586
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.723681         11.668521          447,702.0184
  01/01/2006    to  12/31/2006       11.668521         11.779506          502,942.2258
  01/01/2007    to  12/31/2007       11.779506         12.918182          451,175.1090
  01/01/2008    to  12/31/2008       12.918182          8.070513          433,623.7697
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.720239              208.3166
  01/01/2004    to  12/31/2004       11.720239         12.078039            5,789.1309
  01/01/2005    to  04/30/2005       12.078039         11.103774                0.0000
============   ==== ==========       =========         =========        ==============
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.610360          140,098.9043
  01/01/2004    to  12/31/2004       12.610360         14.648163          134,175.9936
  01/01/2005    to  12/31/2005       14.648163         16.960108          122,497.7134
  01/01/2006    to  12/31/2006       16.960108         19.409923           90,858.7149
  01/01/2007    to  12/31/2007       19.409923         21.034015           58,372.0478
  01/01/2008    to  12/31/2008       21.034015         11.547289           53,674.1681
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          9.114200           13,180.3249
  01/01/2003    to  12/31/2003        9.114200         10.475325           38,595.7840
  01/01/2004    to  12/31/2004       10.475325         11.447329           69,374.1130
  01/01/2005    to  12/31/2005       11.447329         11.593093           68,773.2473
  01/01/2006    to  12/31/2006       11.593093         12.777498           67,553.7176
  01/01/2007    to  12/31/2007       12.777498         13.097912           75,175.2006
  01/01/2008    to  12/31/2008       13.097912         10.013885           67,779.8134
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.749741         10.972398                0.0000
============   ==== ==========       =========         =========        ==============

                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.190605         16.603445              414.0341
  01/01/2006    to  12/31/2006       16.603445         19.022002            6,280.9643
  01/01/2007    to  12/31/2007       19.022002         19.900569            9,143.3551
  01/01/2008    to  12/31/2008       19.900569         11.646713            8,688.1437
============   ==== ==========       =========         =========       ===============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.025534            1,586.0526
  01/01/2004    to  12/31/2004       12.025534         13.239350            8,947.7784
  01/01/2005    to  12/31/2005       13.239350         13.754048           10,394.7453
  01/01/2006    to  12/31/2006       13.754048         16.095153           10,706.5191
  01/01/2007    to  12/31/2007       16.095153         16.351444           16,964.8316
  01/01/2008    to  12/31/2008       16.351444         11.085529           15,194.6944
============   ==== ==========       =========         =========       ===============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412         11.210673            1,670.1211
  01/01/2002    to  12/31/2002       11.210673          8.942238            4,937.3753
  01/01/2003    to  12/31/2003        8.942238         11.215695           13,112.2880
  01/01/2004    to  12/31/2004       11.215695         12.269782            9,999.9104
  01/01/2005    to  12/31/2005       12.269782         12.713260            9,790.8194
  01/01/2006    to  12/31/2006       12.713260         14.510053            9,760.3126
  01/01/2007    to  12/31/2007       14.510053         13.422945            8,721.9245
  01/01/2008    to  12/31/2008       13.422945          8.101541            8,459.1850
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.427319         13.000581          825,320.3725
  01/01/2007    to  12/31/2007       13.000581         13.169061          841,388.5477
  01/01/2008    to  12/31/2008       13.169061          7.674018        1,535,912.6750
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.488328         12.087152        7,552,375.9678
  01/01/2007    to  12/31/2007       12.087152         12.481300        9,324,716.7248
  01/01/2008    to  12/31/2008       12.481300          8.364141       10,849,770.5766
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.610312         11.123726          823,532.3698
  01/01/2007    to  12/31/2007       11.123726         11.600009        1,586,151.4732
  01/01/2008    to  12/31/2008       11.600009          9.062519        2,159,486.8389
============   ==== ==========       =========         =========       ===============

                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.105734         12.744446         8,566,094.0713
  01/01/2007    to  12/31/2007       12.744446         13.137431        11,512,392.7137
  01/01/2008    to  12/31/2008       13.137431          8.036651        12,124,140.4414
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.020400         11.568201         2,333,121.2151
  01/01/2007    to  12/31/2007       11.568201         12.096278         3,288,268.4774
  01/01/2008    to  12/31/2008       12.096278          8.763057         3,598,191.9541
============   ==== ==========       =========         =========        ===============

CLASS B





                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.535727        21,294.4654
  01/01/2002    to  12/31/2002        9.535727          7.909335        27,774.5292
  01/01/2003    to  12/31/2003        7.909335         10.041034        25,052.4888
  01/01/2004    to  12/31/2004       10.041034         12.247186        27,255.5591
  01/01/2005    to  12/31/2005       12.247186         14.207240        47,755.8352
  01/01/2006    to  12/31/2006       14.207240         17.921227        50,790.8117
  01/01/2007    to  12/31/2007       17.921227         20.214957        36,880.8166
  01/01/2008    to  12/31/2008       20.214957         11.857530        29,471.1785
============   ==== ==========      ==========         =========       ============
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.406932         25.278856         1,475.4841
  01/01/2007    to  12/31/2007       25.278856         28.554934        13,506.2041
  01/01/2008    to  12/31/2008       28.554934         17.303773        18,245.0621
============   ==== ==========      ==========         =========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.201952         15.768416           402.3475
============   ==== ==========      ==========         =========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      158.828273         91.681703         1,257.7424
============   ==== ==========      ==========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.901506        39,277.3430
  01/01/2002    to  12/31/2002        8.901506          7.130450        77,052.7594
  01/01/2003    to  12/31/2003        7.130450          9.273224       128,520.8928
  01/01/2004    to  12/31/2004        9.273224         10.811123       395,172.7968
  01/01/2005    to  12/31/2005       10.811123         11.716144       545,087.2610
  01/01/2006    to  12/31/2006       11.716144         13.996535       522,118.4870
  01/01/2007    to  12/31/2007       13.996535         15.894176       307,514.3107
  01/01/2008    to  12/31/2008       15.894176          9.320644       240,638.8416
============   ==== ==========      ==========         =========       ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001       12.599543         12.923341        21,140.4467
  01/01/2002    to  12/31/2002       12.923341         10.361354        24,276.1442
  01/01/2003    to  12/31/2003       10.361354         13.467177        24,340.8032
  01/01/2004    to  12/31/2004       13.467177         15.369147        19,154.6436
  01/01/2005    to  12/31/2005       15.369147         16.458365        17,116.1759
  01/01/2006    to  12/31/2006       16.458365         19.720558        27,860.5634
  01/01/2007    to  12/31/2007       19.720558         19.851342        36,784.8167
  01/01/2008    to  12/31/2008       19.851342         11.261386        34,265.6031
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.975049          9.266596       283,983.2311
============   ==== ==========       =========         =========       ============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.178168          9.753617           353.1440
============   ==== ==========       =========         =========       ============
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.108764        51,957.5673
  01/01/2002    to  12/31/2002       17.108764         12.601558        61,368.8820
  01/01/2003    to  04/24/2003       12.601558         13.079856        63,079.0136
============   ==== ==========       =========         =========       ============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.493282        13,199.5909
  01/01/2002    to  12/31/2002       10.493282          8.616959        28,055.7635
  01/01/2003    to  04/24/2003        8.616959          8.365912        28,085.5700
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.432213         15.440795       309,684.9867
  01/01/2008    to  12/31/2008       15.440795          9.370413       281,593.7550
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953         14.234792        19,151.7733
  01/01/2002    to  12/31/2002       14.234792         11.034466        26,356.4036
  01/01/2003    to  12/31/2003       11.034466         13.923398        29,137.8876
  01/01/2004    to  12/31/2004       13.923398         16.204999        27,032.2201
  01/01/2005    to  12/31/2005       16.204999         17.500594        24,012.1791
  01/01/2006    to  12/31/2006       17.500594         19.731732        23,215.6881
  01/01/2007    to  04/27/2007       19.731732         21.433748             0.0000
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.369624         12.022287             0.0000
  01/01/2007    to  04/27/2007       12.022287         13.269146             0.0000
============   ==== ==========       =========         =========       ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.272157         154,240.0671
  01/01/2003    to  12/31/2003        8.272157          9.888863         320,486.8723
  01/01/2004    to  12/31/2004        9.888863         10.813315         301,118.6436
  01/01/2005    to  12/31/2005       10.813315         11.370986         275,435.2714
  01/01/2006    to  04/30/2006       11.370986         11.874667         267,085.5308
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.959185         13.951241         211,867.7916
  01/01/2002    to  12/31/2002       13.951241         13.644245         961,841.5750
  01/01/2003    to  12/31/2003       13.644245         15.992320       1,990,206.6930
  01/01/2004    to  12/31/2004       15.992320         17.014558       1,423,919.9610
  01/01/2005    to  12/31/2005       17.014558         16.986823       1,399,447.2204
  01/01/2006    to  12/31/2006       16.986823         18.238141       1,217,495.8032
  01/01/2007    to  12/31/2007       18.238141         19.113056       1,099,384.7378
  01/01/2008    to  12/31/2008       19.113056         15.302076         875,259.1147
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.972863           9,188.4004
  01/01/2004    to  12/31/2004       11.972863         13.864733          50,862.0313
  01/01/2005    to  12/31/2005       13.864733         14.177012          97,821.4361
  01/01/2006    to  12/31/2006       14.177012         16.002966         108,458.7611
  01/01/2007    to  04/27/2007       16.002966         17.036598               0.0000
============   ==== ==========       =========         =========       ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.587451          51,773.1277
  01/01/2002    to  12/31/2002       10.587451          7.379656          91,642.5240
  01/01/2003    to  04/25/2003        7.379656          7.487776          88,546.9313
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       41.872288         46.389254         211,274.3363
  01/01/2005    to  12/31/2005       46.389254         47.309714         191,057.9232
  01/01/2006    to  12/31/2006       47.309714         54.926993         158,234.1416
  01/01/2007    to  12/31/2007       54.926993         56.191616         131,311.4828
  01/01/2008    to  12/31/2008       56.191616         35.265632         108,537.9079
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241         12.130840         179,253.1161
  01/01/2002    to  12/31/2002       12.130840          8.321485         242,304.1611
  01/01/2003    to  12/31/2003        8.321485         10.238325         208,747.0262
  01/01/2004    to  04/30/2004       10.238325         10.042015         211,777.1345
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.909345         41.312239         333,795.0812
  01/01/2002    to  12/31/2002       41.312239         33.272684       1,033,883.0189
  01/01/2003    to  12/31/2003       33.272684         42.786777       1,593,251.7660
  01/01/2004    to  12/31/2004       42.786777         47.407274       1,462,636.7260
  01/01/2005    to  12/31/2005       47.407274         48.215337       1,315,097.2795
  01/01/2006    to  12/31/2006       48.215337         55.863563       1,186,099.7281
  01/01/2007    to  12/31/2007       55.863563         56.989263       1,028,082.7548
  01/01/2008    to  12/31/2008       56.989263         35.688706         874,903.2880
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.803813          8.303774           7,715.2654
  01/01/2003    to  12/31/2003        8.303774         10.196100           8,331.5277
  01/01/2004    to  04/30/2004       10.196100          9.989902           8,449.0272
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.210438         283,891.4512
  01/01/2002    to  12/31/2002       12.210438         10.591865         438,433.3442
  01/01/2003    to  12/31/2003       10.591865         13.038724         457,398.9074
  01/01/2004    to  04/30/2004       13.038724         13.238207         408,778.6238
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.425201         180,685.9894
  01/01/2002    to  12/31/2002       17.425201         15.497327         409,606.1774
  01/01/2003    to  12/31/2003       15.497327         19.188657         530,189.8002
  01/01/2004    to  12/31/2004       19.188657         23.498662         726,395.0754
  01/01/2005    to  12/31/2005       23.498662         24.975286         819,096.4932
  01/01/2006    to  12/31/2006       24.975286         27.558940         756,528.8061
  01/01/2007    to  12/31/2007       27.558940         27.268055         637,582.4729
  01/01/2008    to  12/31/2008       27.268055         16.420585         538,320.0572
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.972863           9,188.4004
  01/01/2004    to  12/31/2004       11.972863         13.864733          50,862.0313
  01/01/2005    to  12/31/2005       13.864733         14.177012          97,821.4361
  01/01/2006    to  12/31/2006       14.177012         16.002966         108,458.7611
  01/01/2007    to  04/27/2007       16.002966         17.036598               0.0000
============   ==== ==========       =========         =========       ==============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.137983         15.808790          80,909.9467
  01/01/2008    to  12/31/2008       15.808790          8.918631          57,985.6124
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035         11.162385         138,388.6558
  01/01/2002    to  12/31/2002       11.162385          8.305264         192,895.6692
  01/01/2003    to  12/31/2003        8.305264         10.581112         156,192.6422
  01/01/2004    to  12/31/2004       10.581112         11.097097         125,200.2882
  01/01/2005    to  12/31/2005       11.097097         11.880570         115,484.0864
  01/01/2006    to  12/31/2006       11.880570         12.422921         105,707.2667
  01/01/2007    to  04/27/2007       12.422921         13.251701               0.0000
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192          6.588767          21,111.9662
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192          7.021527          43,747.3748
============   ==== ==========       =========         =========       ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192          6.557963           9,215.5822
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.426056          6.148147         299,044.2081
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739526          8.364799          41,049.8664
  01/01/2002    to  12/31/2002        8.364799          7.256874         522,387.8148
  01/01/2003    to  12/31/2003        7.256874          9.425479         874,528.2853
  01/01/2004    to  12/31/2004        9.425479         11.084222       1,304,324.8450
  01/01/2005    to  12/31/2005       11.084222         12.698204       1,644,548.8198
  01/01/2006    to  12/31/2006       12.698204         15.829203       1,407,133.1390
  01/01/2007    to  12/31/2007       15.829203         17.646923       1,169,698.7894
  01/01/2008    to  12/31/2008       17.646923         10.008772         996,440.7431
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.865453          8.526290       1,927,136.5714
  01/01/2006    to  12/31/2006        8.526290          9.025889       1,813,925.7357
  01/01/2007    to  12/31/2007        9.025889         10.145899       1,461,057.7979
  01/01/2008    to  12/31/2008       10.145899          5.394779       1,270,776.6208
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.573887         11.976661       2,930,256.0470
  01/01/2005    to  12/31/2005       11.976661         12.045993       2,864,523.5732
  01/01/2006    to  12/31/2006       12.045993         12.384722       2,757,324.6750
  01/01/2007    to  12/31/2007       12.384722         13.102425       2,253,473.7136
  01/01/2008    to  12/31/2008       13.102425         12.940264       2,302,653.2914
============   ==== ==========       =========         =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873         10.125396         2,729.5152
  01/01/2002    to  12/31/2002       10.125396         12.066122         3,408.8083
  01/01/2003    to  12/31/2003       12.066122         14.531807         3,070.3777
  01/01/2004    to  04/30/2004       14.531807         14.134513         2,487.0466
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663         13.377050       145,492.1584
  01/01/2002    to  12/31/2002       13.377050         14.288890       296,580.0861
  01/01/2003    to  12/31/2003       14.288890         14.583206       387,732.3768
  01/01/2004    to  11/19/2004       14.583206         14.930708       434,416.9639
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.683202         19.067873         2,230.4680
  01/01/2007    to  12/31/2007       19.067873         19.692805           210.6586
  01/01/2008    to  12/31/2008       19.692805         13.009163         2,604.3026
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.958794         18.623787           514.0850
  01/01/2007    to  12/31/2007       18.623787         19.534903         2,408.1784
  01/01/2008    to  12/31/2008       19.534903         17.150388         1,385.7801
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.014845         11.916121       222,600.4184
  01/01/2005    to  12/31/2005       11.916121         12.463356       358,599.2107
  01/01/2006    to  12/31/2006       12.463356         13.839295       926,229.4134
  01/01/2007    to  12/31/2007       13.839295         14.863686       481,785.6339
  01/01/2008    to  12/31/2008       14.863686          8.479334       410,606.5430
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050         13.280510        30,005.1698
  01/01/2002    to  12/31/2002       13.280510         10.033783        50,190.6864
  01/01/2003    to  12/31/2003       10.033783         12.529229        47,195.9367
  01/01/2004    to  04/30/2004       12.529229         12.533363        46,604.1592
============   ==== ==========       =========         =========       ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.615046          8.220557         107,325.0956
  01/01/2002    to  12/31/2002        8.220557          4.525032         874,509.3435
  01/01/2003    to  12/31/2003        4.525032          6.081870       2,006,794.9600
  01/01/2004    to  12/31/2004        6.081870          7.048322       1,716,682.7400
  01/01/2005    to  12/31/2005        7.048322          7.947436       1,739,314.5771
  01/01/2006    to  12/31/2006        7.947436          8.299611       1,550,251.7051
  01/01/2007    to  12/31/2007        8.299611          9.602874       1,137,931.2798
  01/01/2008    to  12/31/2008        9.602874          5.690788         981,243.9270
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.161383         12.943954          75,437.4466
  01/01/2005    to  12/31/2005       12.943954         14.097094          69,253.6304
  01/01/2006    to  12/31/2006       14.097094         14.370140          50,638.6844
  01/01/2007    to  12/31/2007       14.370140         15.481068          43,212.6297
  01/01/2008    to  12/31/2008       15.481068          9.696770          32,402.9397
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439         12.175342          24,956.1260
  01/01/2002    to  12/31/2002       12.175342          8.540681          55,319.8510
  01/01/2003    to  12/31/2003        8.540681         11.530067          67,277.0956
  01/01/2004    to  04/30/2004       11.530067         11.737509          78,239.1365
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644         10.458340         233,041.5843
  01/01/2006    to  12/31/2006       10.458340         11.939126         432,481.7855
  01/01/2007    to  12/31/2007       11.939126         11.450048         396,995.8450
  01/01/2008    to  12/31/2008       11.450048          7.217589         344,939.7706
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640          8.802984         103,222.3907
  01/01/2002    to  12/31/2002        8.802984          6.544880         261,933.6938
  01/01/2003    to  12/31/2003        6.544880          8.736494         335,535.6865
  01/01/2004    to  12/31/2004        8.736494          9.662589         328,427.4924
  01/01/2005    to  12/31/2005        9.662589          9.940352         312,261.9803
  01/01/2006    to  12/31/2006        9.940352         10.596585         294,259.9442
  01/01/2007    to  12/31/2007       10.596585         12.869538         259,720.8437
  01/01/2008    to  12/31/2008       12.869538          6.740158         216,898.3079
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       42.619530         42.731058           63,880.1102
  01/01/2006    to  12/31/2006       42.731058         43.772618           89,526.7024
  01/01/2007    to  12/31/2007       43.772618         45.645270           36,456.1555
  01/01/2008    to  12/31/2008       45.645270         43.250853           29,661.1502
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.860067          9.947469          573,196.9846
  01/01/2006    to  12/31/2006        9.947469         10.230456          815,314.8727
  01/01/2007    to  12/31/2007       10.230456         10.546583        1,101,164.9748
  01/01/2008    to  12/31/2008       10.546583         10.643155        2,065,900.1899
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041611         10.134443           77,162.0693
  01/01/2002    to  12/31/2002       10.134443         10.077868          745,567.9878
  01/01/2003    to  12/31/2003       10.077868          9.955999          890,691.6762
  01/01/2004    to  12/31/2004        9.955999          9.855432          509,470.6728
  01/01/2005    to  04/30/2005        9.855432          9.860283            3,411.3696
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.803262          123,611.0320
  01/01/2003    to  12/31/2003        7.803262         10.549879          281,063.6073
  01/01/2004    to  12/31/2004       10.549879         11.311583          480,706.5590
  01/01/2005    to  12/31/2005       11.311583         11.739347          526,151.6279
  01/01/2006    to  12/31/2006       11.739347         12.683378          447,355.9250
  01/01/2007    to  12/31/2007       12.683378         12.434415          656,291.1625
  01/01/2008    to  12/31/2008       12.434415          7.288546          568,911.4393
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       14.909620         15.688912           49,822.4695
  01/01/2002    to  12/31/2002       15.688912         11.446361           85,618.1983
  01/01/2003    to  12/31/2003       11.446361         14.997217           86,194.3312
  01/01/2004    to  11/19/2004       14.997217         16.110947           75,748.8035
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196756         10.136771         167,899.0385
  01/01/2002    to  12/31/2002       10.136771          8.320551       1,455,072.3987
  01/01/2003    to  12/31/2003        8.320551         10.699997       2,837,066.7900
  01/01/2004    to  12/31/2004       10.699997         11.802287       3,113,698.1630
  01/01/2005    to  12/31/2005       11.802287         12.786459       3,101,670.2116
  01/01/2006    to  12/31/2006       12.786459         14.389697       3,004,904.4939
  01/01/2007    to  12/31/2007       14.389697         14.780208       2,577,501.1009
  01/01/2008    to  12/31/2008       14.780208          8.801293       2,282,848.3988
============   ==== ==========       =========         =========       ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       11.389234         10.991307         111,440.0886
  01/01/2008    to  12/31/2008       10.991307          6.344902          98,039.8458
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.694501         11.625804         816,190.2397
  01/01/2006    to  12/31/2006       11.625804         11.724679         814,130.3729
  01/01/2007    to  12/31/2007       11.724679         12.845133         619,641.8715
  01/01/2008    to  12/31/2008       12.845133          8.016809         518,219.3982
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.712423           2,792.1866
  01/01/2004    to  12/31/2004       11.712423         12.057889          11,242.5239
  01/01/2005    to  04/30/2005       12.057889         11.081632               0.0000
============   ==== ==========       =========         =========       ==============
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.601949          54,003.9453
  01/01/2004    to  12/31/2004       12.601949         14.623726          52,425.3828
  01/01/2005    to  12/31/2005       14.623726         16.914945          52,315.0958
  01/01/2006    to  12/31/2006       16.914945         19.338940          40,980.3165
  01/01/2007    to  12/31/2007       19.338940         20.936031          35,723.1353
  01/01/2008    to  12/31/2008       20.936031         11.481951          33,675.4969
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          9.108103          21,255.2655
  01/01/2003    to  12/31/2003        9.108103         10.457852          57,713.8244
  01/01/2004    to  12/31/2004       10.457852         11.416784          97,449.0607
  01/01/2005    to  12/31/2005       11.416784         11.550635         138,420.8319
  01/01/2006    to  12/31/2006       11.550635         12.718014         147,041.3036
  01/01/2007    to  12/31/2007       12.718014         13.023835         151,802.9167
  01/01/2008    to  12/31/2008       13.023835          9.947255         145,120.6649
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.596445         10.858225           1,591.7148
============   ==== ==========       =========         =========       ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.075179         16.457492            6,398.4830
  01/01/2006    to  12/31/2006       16.457492         18.836003           22,835.9704
  01/01/2007    to  12/31/2007       18.836003         19.686179           27,297.4513
  01/01/2008    to  12/31/2008       19.686179         11.509665           20,912.6683
============   ==== ==========       =========         =========        ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.017508            6,399.4784
  01/01/2004    to  12/31/2004       12.017508         13.217257           23,783.2320
  01/01/2005    to  12/31/2005       13.217257         13.717413           49,629.5889
  01/01/2006    to  12/31/2006       13.717413         16.036286           52,069.4195
  01/01/2007    to  12/31/2007       16.036286         16.275265           53,734.0353
  01/01/2008    to  12/31/2008       16.275265         11.022796           43,956.4594
============   ==== ==========       =========         =========        ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412         11.202545           21,753.2700
  01/01/2002    to  12/31/2002       11.202545          8.926812           22,603.5346
  01/01/2003    to  12/31/2003        8.926812         11.185167           21,303.3222
  01/01/2004    to  12/31/2004       11.185167         12.224123           40,084.3715
  01/01/2005    to  12/31/2005       12.224123         12.653328           44,117.6739
  01/01/2006    to  12/31/2006       12.653328         14.427259           39,337.2097
  01/01/2007    to  12/31/2007       14.427259         13.332933           35,811.4851
  01/01/2008    to  12/31/2008       13.332933          8.039124           39,496.6097
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.408821         12.972623          932,223.4427
  01/01/2007    to  12/31/2007       12.972623         13.127531          801,086.3843
  01/01/2008    to  12/31/2008       13.127531          7.642126        1,877,780.8910
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.471224         12.061156        5,254,087.6894
  01/01/2007    to  12/31/2007       12.061156         12.441938        5,357,936.7469
  01/01/2008    to  12/31/2008       12.441938          8.329388        7,247,411.5696
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.594511         11.099798          639,937.3383
  01/01/2007    to  12/31/2007       11.099798         11.563424          812,162.4307
  01/01/2008    to  12/31/2008       11.563424          9.024871        1,089,549.2684
============   ==== ==========       =========         =========        ==============

                         1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.087713         12.717038         5,940,772.0373
  01/01/2007    to  12/31/2007       12.717038         13.096001         5,626,447.2583
  01/01/2008    to  12/31/2008       13.096001          8.003254         6,222,133.4460
============   ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.003990         11.543319         1,830,936.8523
  01/01/2007    to  12/31/2007       11.543319         12.058129         2,371,941.0372
  01/01/2008    to  12/31/2008       12.058129          8.726651         2,408,636.9381
============   ==== ==========       =========         =========         ==============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/13/2006                             to  12/31/2006       24.175086         25.035574           299.5594
   01/01/2007                             to  12/31/2007       25.035574         28.251709           460.5152
   01/01/2008                             to  12/31/2008       28.251709         17.102826         1,148.9490
=============                            ==== ==========      ==========         =========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       30.891376         15.600850             0.0000
=============                            ==== ==========      ==========         =========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008      155.025157         89.425584            60.6883
=============                            ==== ==========      ==========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2006                             to  12/31/2006       16.780324         18.514734           620.1999
   01/01/2007                             to  12/31/2007       18.514734         18.618787         1,496.7762
   01/01/2008                             to  12/31/2008       18.618787         10.551561         1,514.8605
=============                            ==== ==========      ==========         =========       ============
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       16.907360          9.223364       132,254.2543
=============                            ==== ==========      ==========         =========       ============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.138805          9.717884             0.0000
=============                            ==== ==========      ==========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.430482         15.428895       144,273.1358
   01/01/2008                             to  12/31/2008       15.428895          9.353781       129,427.3998
=============                            ==== ==========      ==========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.319307         14.252550            41.1182
   01/01/2005                             to  12/31/2005       14.252550         15.376713            40.9022
   01/01/2006                             to  12/31/2006       15.376713         17.319799         2,108.5351
   01/01/2007                             to  04/27/2007       17.319799         18.807638             0.0000
=============                            ==== ==========      ==========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       11.357861         12.001887             0.0000
   01/01/2007                             to  04/27/2007       12.001887         13.242317             0.0000
=============                            ==== ==========      ==========         =========       ============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.064451         17.076098         685,346.9420
  01/01/2005    to  12/31/2005       17.076098         17.031269         537,149.8991
  01/01/2006    to  12/31/2006       17.031269         18.267637         542,621.3729
  01/01/2007    to  12/31/2007       18.267637         19.124730         519,702.0840
  01/01/2008    to  12/31/2008       19.124730         15.296064         436,233.8823
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.276701         13.841605           7,706.3804
  01/01/2005    to  12/31/2005       13.841605         14.139257          14,201.5084
  01/01/2006    to  12/31/2006       14.139257         15.944443          15,333.5632
  01/01/2007    to  04/27/2007       15.944443         16.968765               0.0000
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       43.046833         47.578964         429,989.9089
  01/01/2005    to  12/31/2005       47.578964         48.341721         351,515.8593
  01/01/2006    to  12/31/2006       48.341721         55.954181         341,504.5455
  01/01/2007    to  12/31/2007       55.954181         57.024330         308,668.0904
  01/01/2008    to  12/31/2008       57.024330         35.674748         276,826.4960
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       19.710562         22.911042          12,243.5736
  01/01/2005    to  12/31/2005       22.911042         24.326474          25,702.6111
  01/01/2006    to  12/31/2006       24.326474         26.816252          27,033.5655
  01/01/2007    to  12/31/2007       26.816252         26.506534          24,856.0192
  01/01/2008    to  12/31/2008       26.506534         15.945964          27,784.5557
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.276701         13.841605           7,706.3804
  01/01/2005    to  12/31/2005       13.841605         14.139257          14,201.5084
  01/01/2006    to  12/31/2006       14.139257         15.944443          15,333.5632
  01/01/2007    to  04/27/2007       15.944443         16.968765               0.0000
============   ==== ==========       =========         =========         ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       14.963899         15.616502               0.0000
  01/01/2008    to  12/31/2008       15.616502          8.801294               0.0000
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082          6.584222          19,860.7173
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082          7.016687         271,009.5412
============   ==== ==========       =========         =========         ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082          6.553441             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.399187          6.131668        70,413.5393
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.711106         11.124362       522,437.5979
  01/01/2005    to  12/31/2005       11.124362         12.727210       405,795.7495
  01/01/2006    to  12/31/2006       12.727210         15.829364       403,883.4304
  01/01/2007    to  12/31/2007       15.829364         17.620509       445,604.3010
  01/01/2008    to  12/31/2008       17.620509          9.978727       336,070.5402
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.891325          8.548668       994,431.8974
  01/01/2006    to  12/31/2006        8.548668          9.040556       971,145.3829
  01/01/2007    to  12/31/2007        9.040556         10.152174       883,697.9359
  01/01/2008    to  12/31/2008       10.152174          5.392685       799,549.8858
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.623443         12.019969       763,670.5952
  01/01/2005    to  12/31/2005       12.019969         12.077499       699,133.5903
  01/01/2006    to  12/31/2006       12.077499         12.404736       849,038.1120
  01/01/2007    to  12/31/2007       12.404736         13.110413       719,451.5509
  01/01/2008    to  12/31/2008       13.110413         12.935178       776,172.3023
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.145175         14.580471         4,353.1515
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.468039         18.823377             0.0000
  01/01/2007    to  12/31/2007       18.823377         19.420755             0.0000
  01/01/2008    to  12/31/2008       19.420755         12.816558           474.0838
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.747410         18.392377             0.0000
  01/01/2007    to  12/31/2007       18.392377         19.272788             0.0000
  01/01/2008    to  12/31/2008       19.272788         16.903303             0.0000
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562         10.451325        22,966.7521
  01/01/2006    to  12/31/2006       10.451325         11.919227        85,062.7874
  01/01/2007    to  12/31/2007       11.919227         11.419472        96,248.9567
  01/01/2008    to  12/31/2008       11.419472          7.191079        93,244.9518
============   ==== ==========       =========         =========       ============

                                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        8.686076          9.622877                0.0000
   01/01/2005                             to  12/31/2005        9.622877          9.889633            6,276.6601
   01/01/2006                             to  12/31/2006        9.889633         10.532005            4,318.5228
   01/01/2007                             to  12/31/2007       10.532005         12.778253              813.6337
   01/01/2008                             to  12/31/2008       12.778253          6.685618            2,564.2626
=============                            ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005       41.704715         41.786131              858.5974
   01/01/2006                             to  12/31/2006       41.786131         42.761992            1,863.3280
   01/01/2007                             to  12/31/2007       42.761992         44.546603            1,726.2236
   01/01/2008                             to  12/31/2008       44.546603         42.167509            1,488.3367
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005                             to  12/31/2005        9.892445          9.973519          458,380.6783
   01/01/2006                             to  12/31/2006        9.973519         10.247024          687,210.1040
   01/01/2007                             to  12/31/2007       10.247024         10.553046        1,015,568.2644
   01/01/2008                             to  12/31/2008       10.553046         10.639004        2,371,488.0135
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004        9.954439          9.891100          253,746.9493
   01/01/2005                             to  04/30/2005        9.891100          9.892743                0.0000
=============                            ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       10.536806         11.281419            3,772.1408
   01/01/2005                             to  12/31/2005       11.281419         11.696374           10,930.0985
   01/01/2006                             to  12/31/2006       11.696374         12.624352           12,990.4301
   01/01/2007                             to  12/31/2007       12.624352         12.364105           10,859.2398
   01/01/2008                             to  12/31/2008       12.364105          7.240045            8,554.2837
=============                            ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       14.423600         15.462288               92.9188
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                             to  12/31/2004       11.027666         11.845032        1,387,014.0070
   01/01/2005                             to  12/31/2005       11.845032         12.819984        1,232,480.4169
   01/01/2006                             to  12/31/2006       12.819984         14.413047        1,309,198.0454
   01/01/2007                             to  12/31/2007       14.413047         14.789310        1,315,469.2794
   01/01/2008                             to  12/31/2008       14.789310          8.797857        1,099,658.9712
=============                            ==== ==========       =========         =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       11.321075         10.918194        11,804.0478
  01/01/2008    to  12/31/2008       10.918194          6.296359         7,008.7941
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.699357         11.623927       515,598.7796
  01/01/2006    to  12/31/2006       11.623927         11.711098       513,916.9419
  01/01/2007    to  12/31/2007       11.711098         12.817358       492,311.6930
  01/01/2008    to  12/31/2008       12.817358          7.991434       434,112.6527
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.166769          4.339839           861.7551
  01/01/2005    to  04/30/2005        4.339839          3.987166             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       34.639465         37.577802         1,454.7390
  01/01/2005    to  12/31/2005       37.577802         37.980470         3,090.7193
  01/01/2006    to  12/31/2006       37.980470         41.777333         3,701.0354
  01/01/2007    to  12/31/2007       41.777333         42.738930         6,110.2597
  01/01/2008    to  12/31/2008       42.738930         32.610080         5,267.0222
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.444640         10.745239             0.0000
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.960650         16.312769           432.6820
  01/01/2006    to  12/31/2006       16.312769         18.651755         2,292.6798
  01/01/2007    to  12/31/2007       18.651755         19.474022         2,290.8776
  01/01/2008    to  12/31/2008       19.474022         11.374184         2,288.5687
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.980897         13.181375         2,499.9396
  01/01/2005    to  12/31/2005       13.181375         13.666539         7,196.6007
  01/01/2006    to  12/31/2006       13.666539         15.960893         9,327.3672
  01/01/2007    to  12/31/2007       15.960893         16.182465         8,764.0370
  01/01/2008    to  12/31/2008       16.182465         10.948933         4,435.1434
============   ==== ==========       =========         =========       ============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       42.184562         45.684643            12.2422
  01/01/2005    to  12/31/2005       45.684643         47.241564           949.0122
  01/01/2006    to  12/31/2006       47.241564         53.810906           949.6890
  01/01/2007    to  12/31/2007       53.810906         49.679272           944.0276
  01/01/2008    to  12/31/2008       49.679272         29.924124           735.5068
============   ==== ==========       =========         =========       ============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.390351         12.944726         1,106,411.7940
  01/01/2007    to  12/31/2007       12.944726         13.086132         1,026,255.7098
  01/01/2008    to  12/31/2008       13.086132          7.610366           968,970.0248
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.454145         12.035216        10,524,181.7495
  01/01/2007    to  12/31/2007       12.035216         12.402700        12,389,849.2039
  01/01/2008    to  12/31/2008       12.402700          8.294780        12,007,765.4631
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.578733         11.075921           918,626.7875
  01/01/2007    to  12/31/2007       11.075921         11.526954         1,598,877.3764
  01/01/2008    to  12/31/2008       11.526954          8.987380         2,872,180.7332
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.069718         12.689689         9,320,109.9604
  01/01/2007    to  12/31/2007       12.689689         13.054701        12,268,807.7092
  01/01/2008    to  12/31/2008       13.054701          7.969996        12,276,103.0249
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.987604         11.518490         3,520,388.0639
  01/01/2007    to  12/31/2007       11.518490         12.020101         4,956,840.2576
  01/01/2008    to  12/31/2008       12.020101          8.690395         5,065,994.1323
============   ==== ==========       =========         =========        ===============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  04/02/2001    to  12/31/2001       10.460362          9.525031         3,498.6847
  01/01/2002    to  12/31/2002        9.525031          7.888596         5,038.8382
  01/01/2003    to  12/31/2003        7.888596          9.999711         4,871.2107
  01/01/2004    to  12/31/2004        9.999711         12.178466        12,406.1605
  01/01/2005    to  12/31/2005       12.178466         14.106414        28,552.8247
  01/01/2006    to  12/31/2006       14.106414         17.767455        26,254.5036
  01/01/2007    to  12/31/2007       17.767455         20.011300        17,782.0321
  01/01/2008    to  12/31/2008       20.011300         11.720386        12,808.5813
============   ==== ==========      ==========         =========       ============
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       24.059989         24.914811             0.0000
  01/01/2007    to  12/31/2007       24.914811         28.101305         4,282.5320
  01/01/2008    to  12/31/2008       28.101305         17.003228         5,058.0983
============   ==== ==========      ==========         =========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.737249         15.517735             0.0000
============   ==== ==========      ==========         =========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      153.157879         88.318426             0.0000
============   ==== ==========      ==========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001        9.492602          8.891510        10,843.1835
  01/01/2002    to  12/31/2002        8.891510          7.111749        38,755.4190
  01/01/2003    to  12/31/2003        7.111749          9.235060       123,953.9822
  01/01/2004    to  12/31/2004        9.235060         10.750454       266,809.2952
  01/01/2005    to  12/31/2005       10.750454         11.632986       277,553.6036
  01/01/2006    to  12/31/2006       11.632986         13.876424       176,821.3254
  01/01/2007    to  12/31/2007       13.876424         15.734037       116,483.2021
  01/01/2008    to  12/31/2008       15.734037          9.212835       100,088.1869
============   ==== ==========      ==========         =========       ============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  04/02/2001    to  12/31/2001       12.599543         12.908840         2,791.0144
  01/01/2002    to  12/31/2002       12.908840         10.334186         3,653.2009
  01/01/2003    to  12/31/2003       10.334186         13.411763         2,865.9890
  01/01/2004    to  12/31/2004       13.411763         15.282910         2,762.3076
  01/01/2005    to  12/31/2005       15.282910         16.341558         2,673.0305
  01/01/2006    to  12/31/2006       16.341558         18.481049         2,807.6561
  01/01/2007    to  12/31/2007       18.481049         19.651335         2,842.4302
  01/01/2008    to  12/31/2008       19.651335         11.131126         2,849.3721
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.873616          9.201824       233,787.8379
============   ==== ==========       =========         =========       ============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.119168          9.700066             0.0000
============   ==== ==========       =========         =========       ============
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       17.111181         17.089569        11,502.3566
  01/01/2002    to  12/31/2002       17.089569         12.568520        16,549.2743
  01/01/2003    to  04/24/2003       12.568520         13.039455        16,617.0071
============   ==== ==========       =========         =========       ============
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       11.366251         10.481506         2,917.0795
  01/01/2002    to  12/31/2002       10.481506          8.594369         3,743.3554
  01/01/2003    to  04/24/2003        8.594369          8.340065         4,134.6800
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.287476         15.297171       242,339.9123
  01/01/2008    to  12/31/2008       15.297171          9.269262       172,029.0776
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.031953         14.218826         1,631.1210
  01/01/2002    to  12/31/2002       14.218826         11.005539         8,026.2962
  01/01/2003    to  12/31/2003       11.005539         13.866110        21,554.0914
  01/01/2004    to  12/31/2004       13.866110         16.114072        19,017.9258
  01/01/2005    to  12/31/2005       16.114072         17.376400        20,894.9824
  01/01/2006    to  12/31/2006       17.376400         19.562422        16,151.1848
  01/01/2007    to  04/27/2007       19.562422         21.239450             0.0000
============   ==== ==========       =========         =========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.351983         11.991700             0.0000
  01/01/2007    to  04/27/2007       11.991700         13.228923             0.0000
============   ==== ==========       =========         =========       ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.263852         131,697.4090
  01/01/2003    to  12/31/2003        8.263852          9.864141         364,200.2978
  01/01/2004    to  12/31/2004        9.864141         10.770073         353,045.4927
  01/01/2005    to  12/31/2005       10.770073         11.308589         335,028.4967
  01/01/2006    to  04/30/2006       11.308589         11.803783         331,487.3950
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       13.958495         13.934910          41,643.4787
  01/01/2002    to  12/31/2002       13.934910         13.607857         183,438.0434
  01/01/2003    to  12/31/2003       13.607857         15.925780       1,026,911.4563
  01/01/2004    to  12/31/2004       15.925780         16.918301       1,025,538.3330
  01/01/2005    to  12/31/2005       16.918301         16.865474       1,019,329.1949
  01/01/2006    to  12/31/2006       16.865474         18.080789         883,966.3053
  01/01/2007    to  12/31/2007       18.080789         18.919602         722,771.4459
  01/01/2008    to  12/31/2008       18.919602         15.124411         584,225.4541
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.960884          15,703.9104
  01/01/2004    to  12/31/2004       11.960884         13.830052          28,868.1443
  01/01/2005    to  12/31/2005       13.830052         14.120413          29,549.6688
  01/01/2006    to  12/31/2006       14.120413         15.915256          31,017.0373
  01/01/2007    to  04/27/2007       15.915256         16.934945               0.0000
============   ==== ==========       =========         =========       ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        9.170160         10.575580           8,710.4378
  01/01/2002    to  12/31/2002       10.575580          7.360312          16,460.9876
  01/01/2003    to  04/25/2003        7.360312          7.464640          18,180.4768
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       40.976171         45.351346         147,551.7942
  01/01/2005    to  12/31/2005       45.351346         46.182080         135,425.3018
  01/01/2006    to  12/31/2006       46.182080         53.537677         111,644.0358
  01/01/2007    to  12/31/2007       53.537677         54.687755          83,716.1735
  01/01/2008    to  12/31/2008       54.687755         34.270046          71,962.2722
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  04/02/2001    to  12/31/2001       12.328241         12.117240          54,068.6823
  01/01/2002    to  12/31/2002       12.117240          8.299670          93,756.8991
  01/01/2003    to  12/31/2003        8.299670         10.196192          83,274.5138
  01/01/2004    to  04/30/2004       10.196192          9.995761          82,813.3027
============   ==== ==========       =========         =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       39.907383         41.263886        62,136.3978
  01/01/2002    to  12/31/2002       41.263886         33.183838       193,615.0006
  01/01/2003    to  12/31/2003       33.183838         42.608637       694,811.9466
  01/01/2004    to  12/31/2004       42.608637         47.138957       782,579.5836
  01/01/2005    to  12/31/2005       47.138957         47.870784       706,835.4937
  01/01/2006    to  12/31/2006       47.870784         55.381470       634,180.4254
  01/01/2007    to  12/31/2007       55.381470         56.412292       488,664.9173
  01/01/2008    to  12/31/2008       56.412292         35.274100       423,441.9663
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.786324          8.281995        11,406.2346
  01/01/2003    to  12/31/2003        8.281995         10.154134        15,777.8622
  01/01/2004    to  04/30/2004       10.154134          9.943881        14,871.2332
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  04/12/2001    to  12/31/2001       11.957464         12.197249        87,269.1452
  01/01/2002    to  12/31/2002       12.197249         10.564552       134,271.0777
  01/01/2003    to  12/31/2003       10.564552         12.985622       131,645.9629
  01/01/2004    to  04/30/2004       12.985622         13.177793       127,201.6626
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001       15.845706         17.405673        44,733.8292
  01/01/2002    to  12/31/2002       17.405673         15.456728       180,671.9059
  01/01/2003    to  12/31/2003       15.456728         19.109721       286,168.2234
  01/01/2004    to  12/31/2004       19.109721         23.366842       330,389.8090
  01/01/2005    to  12/31/2005       23.366842         24.798069       326,477.3988
  01/01/2006    to  12/31/2006       24.798069         26.691009       252,440.4570
  01/01/2007    to  12/31/2007       26.691009         26.993344       204,311.9135
  01/01/2008    to  12/31/2008       26.993344         16.230660       189,869.0687
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.960884        15,703.9104
  01/01/2004    to  12/31/2004       11.960884         13.830052        28,868.1443
  01/01/2005    to  12/31/2005       13.830052         14.120413        29,549.6688
  01/01/2006    to  12/31/2006       14.120413         15.915256        31,017.0373
  01/01/2007    to  04/27/2007       15.915256         16.934945             0.0000
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       14.877608         15.521237        40,492.2846
  01/01/2008    to  12/31/2008       15.521237          8.743205        29,937.6525
============   ==== ==========       =========         =========       ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  04/02/2001    to  12/31/2001       11.401035         11.149853           39,781.6782
  01/01/2002    to  12/31/2002       11.149853          8.283479           67,299.1238
  01/01/2003    to  12/31/2003        8.283479         10.537557           57,416.3486
  01/01/2004    to  12/31/2004       10.537557         11.034807           60,833.2394
  01/01/2005    to  12/31/2005       11.034807         11.796229           58,473.1054
  01/01/2006    to  12/31/2006       11.796229         12.316286           51,628.2980
  01/01/2007    to  04/27/2007       12.316286         13.131532                0.0000
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027          6.581951           28,919.6475
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027          7.014269          378,262.6209
============   ==== ==========       =========         =========        ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027          6.551182                0.0000
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.385773          6.123445          217,663.3260
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        8.739093          8.354994            2,838.0714
  01/01/2002    to  12/31/2002        8.354994          7.237479           78,810.0767
  01/01/2003    to  12/31/2003        7.237479          9.386204          329,880.9111
  01/01/2004    to  12/31/2004        9.386204         11.021453          907,434.3050
  01/01/2005    to  12/31/2005       11.021453         12.607434        1,182,055.3583
  01/01/2006    to  12/31/2006       12.607434         15.680393        1,003,465.2248
  01/01/2007    to  12/31/2007       15.680393         17.454683          828,521.3989
  01/01/2008    to  12/31/2008       17.454683          9.884817          588,021.2914
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.817006          8.465353        1,702,010.0549
  01/01/2006    to  12/31/2006        8.465353          8.947983        1,528,712.0855
  01/01/2007    to  12/31/2007        8.947983         10.043168        1,441,276.4124
  01/01/2008    to  12/31/2008       10.043168          5.332099          993,381.0298
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.519847         11.908891        2,143,706.6570
  01/01/2005    to  12/31/2005       11.908891         11.959923        1,998,118.3819
  01/01/2006    to  12/31/2006       11.959923         12.277851        1,862,279.1932
  01/01/2007    to  12/31/2007       12.277851         12.969788        1,393,983.3777
  01/01/2008    to  12/31/2008       12.969788         12.790020        1,298,575.9372
============   ==== ==========       =========         =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001        9.755873         10.114046           337.9604
  01/01/2002    to  12/31/2002       10.114046         12.034541         1,073.1001
  01/01/2003    to  12/31/2003       12.034541         14.472057           162.3384
  01/01/2004    to  04/30/2004       14.472057         14.069456           162.3384
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       13.042663         13.362058        59,524.4518
  01/01/2002    to  12/31/2002       13.362058         14.251499       156,931.8255
  01/01/2003    to  12/31/2003       14.251499         14.523236       305,601.0555
  01/01/2004    to  11/19/2004       14.523236         14.849583       332,603.1958
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.361441         18.702307             0.0000
  01/01/2007    to  12/31/2007       18.702307         19.286142         1,411.7552
  01/01/2008    to  12/31/2008       19.286142         12.721327         1,411.7552
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       17.642651         18.277751             0.0000
  01/01/2007    to  12/31/2007       18.277751         19.143051         2,156.5649
  01/01/2008    to  12/31/2008       19.143051         16.781097         2,145.5949
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.924556         11.806694       115,275.7162
  01/01/2005    to  12/31/2005       11.806694         12.330450       161,329.3225
  01/01/2006    to  12/31/2006       12.330450         13.671249       288,347.4815
  01/01/2007    to  12/31/2007       13.671249         14.661070       181,191.0535
  01/01/2008    to  12/31/2008       14.661070          8.351138       155,208.2045
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       13.874050         13.265620        10,801.0508
  01/01/2002    to  12/31/2002       13.265620         10.007490        18,213.7716
  01/01/2003    to  12/31/2003       10.007490         12.477682        18,780.2883
  01/01/2004    to  04/30/2004       12.477682         12.475648        18,684.5010
============   ==== ==========       =========         =========       ============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/02/2001    to  12/31/2001        7.614667          8.210931            6,367.6263
  01/01/2002    to  12/31/2002        8.210931          4.512937          148,563.8294
  01/01/2003    to  12/31/2003        4.512937          6.056532        1,269,649.0726
  01/01/2004    to  12/31/2004        6.056532          7.008410        1,223,969.1320
  01/01/2005    to  12/31/2005        7.008410          7.890626        1,286,289.4990
  01/01/2006    to  12/31/2006        7.890626          8.227961          894,709.4546
  01/01/2007    to  12/31/2007        8.227961          9.505627          924,956.0286
  01/01/2008    to  12/31/2008        9.505627          5.624666          627,621.3948
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.031163         12.792619           44,535.0641
  01/01/2005    to  12/31/2005       12.792619         13.911464           44,077.4394
  01/01/2006    to  12/31/2006       13.911464         14.159703           39,135.0211
  01/01/2007    to  12/31/2007       14.159703         15.231368           31,249.2727
  01/01/2008    to  12/31/2008       15.231368          9.525987           29,404.3293
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  04/02/2001    to  12/31/2001       11.207439         12.161685            7,983.9256
  01/01/2002    to  12/31/2002       12.161685          8.518278           13,887.0265
  01/01/2003    to  12/31/2003        8.518278         11.482618           33,200.4084
  01/01/2004    to  04/30/2004       11.482618         11.683449           42,118.1236
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521         10.447819           73,067.2632
  01/01/2006    to  12/31/2006       10.447819         11.909290          147,636.9975
  01/01/2007    to  12/31/2007       11.909290         11.404215          160,904.1045
  01/01/2008    to  12/31/2008       11.404215          7.177860          135,640.6151
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001        8.163640          8.793111           18,663.1300
  01/01/2002    to  12/31/2002        8.793111          6.527712           72,350.5017
  01/01/2003    to  12/31/2003        6.527712          8.700539          100,033.9731
  01/01/2004    to  12/31/2004        8.700539          9.608357          111,570.0500
  01/01/2005    to  12/31/2005        9.608357          9.869788          108,544.5194
  01/01/2006    to  12/31/2006        9.869788         10.505630          103,433.6886
  01/01/2007    to  12/31/2007       10.505630         12.739847           98,665.4468
  01/01/2008    to  12/31/2008       12.739847          6.662170           93,515.7637
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       41.254696         41.321531           22,826.5561
  01/01/2006    to  12/31/2006       41.321531         42.265461           18,760.9537
  01/01/2007    to  12/31/2007       42.265461         44.007225           11,185.1738
  01/01/2008    to  12/31/2008       44.007225         41.636053            9,194.3193
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.799354          9.876390          447,409.0187
  01/01/2006    to  12/31/2006        9.876390         10.142173          864,570.9573
  01/01/2007    to  12/31/2007       10.142173         10.439815          856,002.8871
  01/01/2008    to  12/31/2008       10.439815         10.519575        1,816,844.5984
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       10.041115         10.122589           10,516.7910
  01/01/2002    to  12/31/2002       10.122589         10.050994          226,239.9556
  01/01/2003    to  12/31/2003       10.050994          9.914562          253,610.2645
  01/01/2004    to  12/31/2004        9.914562          9.799660          229,972.3926
  01/01/2005    to  04/30/2005        9.799660          9.799690            2,245.9017
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.795430           15,930.0537
  01/01/2003    to  12/31/2003        7.795430         10.523522           67,158.0254
  01/01/2004    to  12/31/2004       10.523522         11.266366          130,493.3911
  01/01/2005    to  12/31/2005       11.266366         11.674945          130,091.6037
  01/01/2006    to  12/31/2006       11.674945         12.594941          133,851.2532
  01/01/2007    to  12/31/2007       12.594941         12.329097          213,548.9644
  01/01/2008    to  12/31/2008       12.329097          7.215915          206,888.9397
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B))
  04/02/2001    to  12/31/2001       14.909620         15.671320           11,092.2320
  01/01/2002    to  12/31/2002       15.671320         11.416343           21,931.9612
  01/01/2003    to  12/31/2003       11.416343         14.935490           22,894.3009
  01/01/2004    to  11/19/2004       14.935490         16.023358           20,298.5026
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/02/2001    to  12/31/2001       10.196255         10.124913           16,457.1567
  01/01/2002    to  12/31/2002       10.124913          8.298345          202,643.9669
  01/01/2003    to  12/31/2003        8.298345         10.655482        1,474,369.6395
  01/01/2004    to  12/31/2004       10.655482         11.735525        2,258,518.5490
  01/01/2005    to  12/31/2005       11.735525         12.695134        2,126,938.6942
  01/01/2006    to  12/31/2006       12.695134         14.265570        1,861,949.3347
  01/01/2007    to  12/31/2007       14.265570         14.630624        1,485,940.4058
  01/01/2008    to  12/31/2008       14.630624          8.699080        1,318,175.6319
============   ==== ==========       =========         =========        ==============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       11.287149         10.881820           41,756.2479
  01/01/2008    to  12/31/2008       10.881820          6.272226           38,451.0476
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.650892         11.562016          829,752.7829
  01/01/2006    to  12/31/2006       11.562016         11.642913          734,085.5057
  01/01/2007    to  12/31/2007       11.642913         12.736327          586,119.8675
  01/01/2008    to  12/31/2008       12.736327          7.936920          527,842.6455
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.700696            3,933.4771
  01/01/2004    to  12/31/2004       11.700696         12.027712            8,269.3475
  01/01/2005    to  04/30/2005       12.027712         11.048488                0.0000
============   ==== ==========       =========         =========        ==============
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.589326           79,461.4440
  01/01/2004    to  12/31/2004       12.589326         14.587130           70,757.6267
  01/01/2005    to  12/31/2005       14.587130         16.847404           66,110.0315
  01/01/2006    to  12/31/2006       16.847404         19.232927           43,611.1346
  01/01/2007    to  12/31/2007       19.232927         20.789882           21,147.5437
  01/01/2008    to  12/31/2008       20.789882         11.384621           23,802.7985
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          9.098968           13,990.0756
  01/01/2003    to  12/31/2003        9.098968         10.431707           50,462.8179
  01/01/2004    to  12/31/2004       10.431707         11.371128           57,900.6652
  01/01/2005    to  12/31/2005       11.371128         11.487247           61,315.9763
  01/01/2006    to  12/31/2006       11.487247         12.629315           60,259.6990
  01/01/2007    to  12/31/2007       12.629315         12.913512           54,874.2925
  01/01/2008    to  12/31/2008       12.913512          9.848147           50,362.0820
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.369293         10.689187            1,509.5094
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       13.903735         16.240884                0.0000
  01/01/2006    to  12/31/2006       16.240884         18.560308            1,205.1141
  01/01/2007    to  12/31/2007       18.560308         19.368802            1,204.9552
  01/01/2008    to  12/31/2008       19.368802         11.307042            1,204.7785
============   ==== ==========       =========         =========       ===============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.005481            7,504.5382
  01/01/2004    to  12/31/2004       12.005481         13.184189           11,026.5844
  01/01/2005    to  12/31/2005       13.184189         13.662644           12,226.0340
  01/01/2006    to  12/31/2006       13.662644         15.948392           15,280.4506
  01/01/2007    to  12/31/2007       15.948392         16.161662           15,645.9280
  01/01/2008    to  12/31/2008       16.161662         10.929363           15,419.3632
============   ==== ==========       =========         =========       ===============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  04/10/2001    to  12/31/2001       11.579412         11.190345            6,893.7869
  01/01/2002    to  12/31/2002       11.190345          8.903701           15,929.0580
  01/01/2003    to  12/31/2003        8.903701         11.139506           18,439.2707
  01/01/2004    to  12/31/2004       11.139506         12.155928           12,735.8640
  01/01/2005    to  12/31/2005       12.155928         12.563934            9,217.3195
  01/01/2006    to  12/31/2006       12.563934         14.303923            7,866.1786
  01/01/2007    to  12/31/2007       14.303923         13.199018            5,148.5976
  01/01/2008    to  12/31/2008       13.199018          7.946382            5,400.6317
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.381126         12.930800        1,628,008.7238
  01/01/2007    to  12/31/2007       12.930800         13.065482        1,412,136.3213
  01/01/2008    to  12/31/2008       13.065482          7.594535        2,095,952.6013
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.445615         12.022266       13,290,375.5830
  01/01/2007    to  12/31/2007       12.022266         12.383127       16,411,173.0140
  01/01/2008    to  12/31/2008       12.383127          8.277530       17,988,455.9112
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.570853         11.064002          614,186.3552
  01/01/2007    to  12/31/2007       11.064002         11.508762        1,111,839.0685
  01/01/2008    to  12/31/2008       11.508762          8.968693        1,635,860.6121
============   ==== ==========       =========         =========       ===============

                         1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                           NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT            UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD           END OF PERIOD
                                 ---------------   ---------------   --------------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.060731         12.676036         11,369,186.8771
  01/01/2007    to  12/31/2007       12.676036         13.034100         15,838,198.3746
  01/01/2008    to  12/31/2008       13.034100          7.953419         16,996,458.2720
============   ==== ==========       =========         =========         ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.979421         11.506096          3,802,320.2469
  01/01/2007    to  12/31/2007       11.506096         12.001131          4,928,840.2004
  01/01/2008    to  12/31/2008       12.001131          8.672324          4,853,593.9947
============   ==== ==========       =========         =========         ===============

FINANCIAL STATEMENTS

The financial statements of the Separate Account, the Company and of General American Life Insurance Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The consolidated financial statements of General American Life Insurance Company are included because for contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

ANNUAL REPORT
DECEMBER 31, 2008

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF
METLIFE INVESTORS INSURANCE COMPANY

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors Variable Annuity Account One and the Board of Directors of MetLife Investors Insurance Company:

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Appendix A as of December 31, 2008, the related statements of operations for each of the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2008, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 31, 2009

APPENDIX A

MIST Lord Abbett Growth and Income Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account
MIST Oppenheimer Capital Appreciation Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason Partners Aggressive Growth
Sub-Account
MIST PIMCO Total Return Sub-Account
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST MFS Research International Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account
MIST Lazard Mid Cap Sub-Account
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account
MIST Clarion Global Real Estate Sub-Account
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Balanced Allocation
Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Allocation
Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation
Sub-Account
MIST BlackRock High Yield Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST Met/Templeton Growth Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account

MIST Met/Franklin Templeton Founding Strategy
Sub-Account
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account
MSF MFS Total Return Sub-Account
MSF Capital Guardian U.S. Equity Sub-Account
MSF Julius Baer International Stock Sub-Account
MSF BlackRock Money Market Sub-Account
MSF MetLife Stock Index Sub-Account
MSF BlackRock Bond Income Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF Franklin Templeton Small Cap Growth
Sub-Account
MSF Western Asset Management Strategic Bond
Opportunities Sub-Account
MSF Western Asset Management U.S. Government
Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Oppenheimer Global Equity Sub-Account
MSF MFS Value Sub-Account
MSF Met/Dimensional International Small Company
Sub-Account
Putnam VT Growth and Income Sub-Account
Putnam VT Vista Sub-Account
Putnam VT Equity Income Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
Fidelity VIP Growth Opportunities Sub-Account
Fidelity VIP Equity-Income Sub-Account
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
PIMCO VIT StocksPLUS Growth and Income
Sub-Account
PIMCO VIT Total Return Bond Sub-Account
American Funds Global Growth Sub-Account
American Funds Global Small Capitalization
Sub-Account
American Funds Growth Sub-Account

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

                                        MIST LORD ABBETT MIST LORD ABBETT MIST VAN KAMPEN MIST LORD ABBETT
                                       GROWTH AND INCOME   BOND DEBENTURE  MID CAP GROWTH    MID CAP VALUE
                                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                       ----------------- ---------------- --------------- ----------------
ASSETS:
  Investments at fair value                $ 576,806,455    $ 202,718,885    $ 30,205,990    $ 157,250,699
  Due from MetLife Investors
     Insurance Company                                --               --              --               --
                                       ----------------- ---------------- --------------- ----------------
       Total Assets                          576,806,455      202,718,885      30,205,990      157,250,699
                                       ----------------- ---------------- --------------- ----------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             1,265            1,251             766            1,177
                                       ----------------- ---------------- --------------- ----------------
       Total Liabilities                           1,265            1,251             766            1,177
                                       ----------------- ---------------- --------------- ----------------
NET ASSETS                                 $ 576,805,190    $ 202,717,634    $ 30,205,224    $ 157,249,522
                                       ================= ================ =============== ================
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units         572,974,097      202,010,152      30,142,257      156,821,357
  Net Assets from contracts in payouts         3,831,093          707,482          62,967          428,165
                                       ----------------- ---------------- --------------- ----------------
       Total Net Assets                    $ 576,805,190    $ 202,717,634    $ 30,205,224    $ 157,249,522
                                       ================= ================ =============== ================

The accompanying notes are an integral part of these financial statements.

                              MIST PIMCO     MIST LEGG MASON
    MIST OPPENHEIMER INFLATION PROTECTED PARTNERS AGGRESSIVE MIST PIMCO TOTAL    MIST RCM MIST T. ROWE PRICE
CAPITAL APPRECIATION                BOND              GROWTH           RETURN  TECHNOLOGY     MID CAP GROWTH
         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT SUB-ACCOUNT        SUB-ACCOUNT
-------------------- ------------------- ------------------- ---------------- ----------- ------------------
        $ 63,889,877        $ 52,630,531        $ 46,377,707    $ 284,742,732 $ 6,573,875       $ 47,741,931
                  --                   6                  --               --          --                 --
-------------------- ------------------- ------------------- ---------------- ----------- ------------------
          63,889,877          52,630,537          46,377,707      284,742,732   6,573,875         47,741,931
-------------------- ------------------- ------------------- ---------------- ----------- ------------------
               1,489                 559                 698            1,185         987              1,313
-------------------- ------------------- ------------------- ---------------- ----------- ------------------
               1,489                 559                 698            1,185         987              1,313
-------------------- ------------------- ------------------- ---------------- ----------- ------------------
        $ 63,888,388        $ 52,629,978        $ 46,377,009    $ 284,741,547 $ 6,572,888       $ 47,740,618
==================== =================== =================== ================ =========== ==================
          63,758,294          52,598,208          46,336,039      284,444,781   6,572,479         47,703,376
             130,094              31,770              40,970          296,766         409             37,242
-------------------- ------------------- ------------------- ---------------- ----------- ------------------
        $ 63,888,388        $ 52,629,978        $ 46,377,009    $ 284,741,547 $ 6,572,888       $ 47,740,618
==================== =================== =================== ================ =========== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                                 MIST
                                       MIST MFS RESEARCH     MIST MET/AIM  MIST LAZARD HARRIS OAKMARK
                                           INTERNATIONAL SMALL CAP GROWTH      MID CAP  INTERNATIONAL
                                             SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                                       ----------------- ---------------- ------------ --------------
ASSETS:
  Investments at fair value                $ 103,319,918     $ 37,770,050 $ 31,592,293   $ 44,092,227
  Due from MetLife Investors
     Insurance Company                                --               --           --             --
                                       ----------------- ---------------- ------------ --------------
       Total Assets                          103,319,918       37,770,050   31,592,293     44,092,227
                                       ----------------- ---------------- ------------ --------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             1,665              785        1,397            476
                                       ----------------- ---------------- ------------ --------------
       Total Liabilities                           1,665              785        1,397            476
                                       ----------------- ---------------- ------------ --------------
NET ASSETS                                 $ 103,318,253     $ 37,769,265 $ 31,590,896   $ 44,091,751
                                       ================= ================ ============ ==============
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units         102,996,927       37,745,595   31,506,060     44,086,783
  Net Assets from contracts in payouts           321,326           23,670       84,836          4,968
                                       ----------------- ---------------- ------------ --------------
       Total Net Assets                    $ 103,318,253     $ 37,769,265 $ 31,590,896   $ 44,091,751
                                       ================= ================ ============ ==============

The accompanying notes are an integral part of these financial statements.

                                                              MIST
MIST THIRD AVENUE MIST CLARION GLOBAL    MIST TURNER GOLDMAN SACHS       MIST METLIFE      MIST METLIFE
  SMALL CAP VALUE         REAL ESTATE MID CAP GROWTH MID CAP VALUE DEFENSIVE STRATEGY MODERATE STRATEGY
      SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
----------------- ------------------- -------------- ------------- ------------------ -----------------
     $ 45,190,547        $ 26,465,801    $ 7,842,048  $ 15,273,123      $ 171,856,462     $ 402,407,116
               --                  --             --            --                 --                --
----------------- ------------------- -------------- ------------- ------------------ -----------------
       45,190,547          26,465,801      7,842,048    15,273,123        171,856,462       402,407,116
----------------- ------------------- -------------- ------------- ------------------ -----------------
            1,007                 972            947           838                642               448
----------------- ------------------- -------------- ------------- ------------------ -----------------
            1,007                 972            947           838                642               448
----------------- ------------------- -------------- ------------- ------------------ -----------------
     $ 45,189,540        $ 26,464,829    $ 7,841,101  $ 15,272,285      $ 171,855,820     $ 402,406,668
================= =================== ============== ============= ================== =================
       45,180,397          26,400,984      7,840,517    15,270,479        171,855,820       402,406,668
            9,143              63,845            584         1,806                 --                --
----------------- ------------------- -------------- ------------- ------------------ -----------------
     $ 45,189,540        $ 26,464,829    $ 7,841,101  $ 15,272,285      $ 171,855,820     $ 402,406,668
================= =================== ============== ============= ================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                            MIST METLIFE    MIST METLIFE        MIST METLIFE MIST VAN KAMPEN
                                       BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY        COMSTOCK
                                             SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
                                       ----------------- --------------- ------------------- ---------------
ASSETS:
  Investments at fair value              $ 1,162,918,426 $ 1,094,835,460       $ 142,626,675    $ 53,621,066
  Due from MetLife Investors
     Insurance Company                                --              --                  --              --
                                       ----------------- --------------- ------------------- ---------------
       Total Assets                        1,162,918,426   1,094,835,460         142,626,675      53,621,066
                                       ----------------- --------------- ------------------- ---------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                               557             473                 555           1,329
                                       ----------------- --------------- ------------------- ---------------
       Total Liabilities                             557             473                 555           1,329
                                       ----------------- --------------- ------------------- ---------------
NET ASSETS                               $ 1,162,917,869 $ 1,094,834,987       $ 142,626,120    $ 53,619,737
                                       ================= =============== =================== ===============
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units       1,162,634,697   1,094,816,185         142,626,120      53,560,869
  Net Assets from contracts in payouts           283,172          18,802                  --          58,868
                                       ----------------- --------------- ------------------- ---------------
       Total Net Assets                  $ 1,162,917,869 $ 1,094,834,987       $ 142,626,120    $ 53,619,737
                                       ================= =============== =================== ===============

The accompanying notes are an integral part of these financial statements.

           MIST MIST SSGA GROWTH MIST LEGG MASON         MIST MET/AIM                       MIST PIONEER
SSGA GROWTH ETF   AND INCOME ETF    VALUE EQUITY CAPITAL APPRECIATION MIST PIONEER FUND STRATEGIC INCOME
    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
--------------- ---------------- --------------- -------------------- ----------------- ----------------
   $ 19,273,074     $ 48,008,036    $ 14,356,638          $ 7,733,536       $ 1,434,084      $ 2,519,478
             --               --              --                   --                --               --
--------------- ---------------- --------------- -------------------- ----------------- ----------------
     19,273,074       48,008,036      14,356,638            7,733,536         1,434,084        2,519,478
--------------- ---------------- --------------- -------------------- ----------------- ----------------
            352              241           1,071                1,219               841              944
--------------- ---------------- --------------- -------------------- ----------------- ----------------
            352              241           1,071                1,219               841              944
--------------- ---------------- --------------- -------------------- ----------------- ----------------
   $ 19,272,722     $ 48,007,795    $ 14,355,567          $ 7,732,317       $ 1,433,243      $ 2,518,534
=============== ================ =============== ==================== ================= ================
     19,272,722       48,007,795      14,353,033            7,700,468         1,433,243        2,518,534
             --               --           2,534               31,849                --               --
--------------- ---------------- --------------- -------------------- ----------------- ----------------
   $ 19,272,722     $ 48,007,795    $ 14,355,567          $ 7,732,317       $ 1,433,243      $ 2,518,534
=============== ================ =============== ==================== ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                       MIST MFS EMERGING MIST LOOMIS SAYLES     MIST RAINIER MIST AMERICAN
                                          MARKETS EQUITY     GLOBAL MARKETS LARGE CAP EQUITY  FUNDS GROWTH
                                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                                       ----------------- ------------------ ---------------- -------------
ASSETS:
  Investments at fair value                 $ 23,850,369        $ 6,019,119      $ 4,430,243   $ 8,376,255
  Due from MetLife Investors
     Insurance Company                                --                 --               --            --
                                       ----------------- ------------------ ---------------- -------------
       Total Assets                           23,850,369          6,019,119        4,430,243     8,376,255
                                       ----------------- ------------------ ---------------- -------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             1,095                843              929           599
                                       ----------------- ------------------ ---------------- -------------
       Total Liabilities                           1,095                843              929           599
                                       ----------------- ------------------ ---------------- -------------
NET ASSETS                                  $ 23,849,274        $ 6,018,276      $ 4,429,314   $ 8,375,656
                                       ================= ================== ================ =============
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units          23,835,908          6,018,276        4,429,314     8,375,656
  Net Assets from contracts in payouts            13,366                 --               --            --
                                       ----------------- ------------------ ---------------- -------------
       Total Net Assets                     $ 23,849,274        $ 6,018,276      $ 4,429,314   $ 8,375,656
                                       ================= ================== ================ =============

The accompanying notes are an integral part of these financial statements.

 MIST AMERICAN               MIST AMERICAN                      MIST AMERICAN
FUNDS BALANCED MIST AMERICAN  FUNDS GROWTH       MIST AMERICAN FUNDS MODERATE MIST BLACKROCK
    ALLOCATION    FUNDS BOND    ALLOCATION FUNDS INTERNATIONAL     ALLOCATION     HIGH YIELD
   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------- ------------- ------------- ------------------- -------------- --------------
  $ 82,849,897   $ 5,095,717  $ 90,490,433         $ 5,547,055   $ 50,407,172      $ 717,586
            --            --            --                  --             --             --
-------------- ------------- ------------- ------------------- -------------- --------------
    82,849,897     5,095,717    90,490,433           5,547,055     50,407,172        717,586
-------------- ------------- ------------- ------------------- -------------- --------------
           517           545           493                 634            437            476
-------------- ------------- ------------- ------------------- -------------- --------------
           517           545           493                 634            437            476
-------------- ------------- ------------- ------------------- -------------- --------------
  $ 82,849,380   $ 5,095,172  $ 90,489,940         $ 5,546,421   $ 50,406,735      $ 717,110
============== ============= ============= =================== ============== ==============
    82,849,380     5,095,172    90,489,940           5,546,421     50,406,735        717,110
            --            --            --                  --             --             --
-------------- ------------- ------------- ------------------- -------------- --------------
  $ 82,849,380   $ 5,095,172  $ 90,489,940         $ 5,546,421   $ 50,406,735      $ 717,110
============== ============= ============= =================== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                             MIST MET/FRANKLIN
                                           MIST DREMAN MIST MET/TEMPLETON MIST MET/FRANKLIN TEMPLETON FOUNDING
                                       SMALL CAP VALUE             GROWTH     MUTUAL SHARES           STRATEGY
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                       --------------- ------------------ ----------------- ------------------
ASSETS:
  Investments at fair value                  $ 799,104        $ 2,342,436      $ 12,244,161       $ 50,104,077
  Due from MetLife Investors
     Insurance Company                              --                 --                --                 --
                                       --------------- ------------------ ----------------- ------------------
       Total Assets                            799,104          2,342,436        12,244,161         50,104,077
                                       --------------- ------------------ ----------------- ------------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             348                469               929                823
                                       --------------- ------------------ ----------------- ------------------
       Total Liabilities                           348                469               929                823
                                       --------------- ------------------ ----------------- ------------------
NET ASSETS                                   $ 798,756        $ 2,341,967      $ 12,243,232       $ 50,103,254
                                       =============== ================== ================= ==================
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units           798,756          2,341,967        12,243,232         50,103,254
  Net Assets from contracts in payouts              --                 --                --                 --
                                       --------------- ------------------ ----------------- ------------------
       Total Net Assets                      $ 798,756        $ 2,341,967      $ 12,243,232       $ 50,103,254
                                       =============== ================== ================= ==================

The accompanying notes are an integral part of these financial statements.

           RUSSELL           RUSSELL                                                   RUSSELL             AIM V.I.
MULTI-STYLE EQUITY AGGRESSIVE EQUITY RUSSELL NON-U.S. RUSSELL CORE BOND REAL ESTATE SECURITIES INTERNATIONAL GROWTH
       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
------------------ ----------------- ---------------- ----------------- ---------------------- --------------------
       $ 9,661,339       $ 2,064,259      $ 4,740,878      $ 11,537,831            $ 1,174,461          $ 6,039,726
                --                --               55                --                     --                   --
------------------ ----------------- ---------------- ----------------- ---------------------- --------------------
         9,661,339         2,064,259        4,740,933        11,537,831              1,174,461            6,039,726
------------------ ----------------- ---------------- ----------------- ---------------------- --------------------
                91                58              112                72                    988                1,122
------------------ ----------------- ---------------- ----------------- ---------------------- --------------------
                91                58              112                72                    988                1,122
------------------ ----------------- ---------------- ----------------- ---------------------- --------------------
       $ 9,661,248       $ 2,064,201      $ 4,740,821      $ 11,537,759            $ 1,173,473          $ 6,038,604
================== ================= ================ ================= ====================== ====================
         9,570,548         2,043,447        4,732,146        11,520,306              1,173,473            5,968,754
            90,700            20,754            8,675            17,453                     --               69,850
------------------ ----------------- ---------------- ----------------- ---------------------- --------------------
       $ 9,661,248       $ 2,064,201      $ 4,740,821      $ 11,537,759            $ 1,173,473          $ 6,038,604
================== ================= ================ ================= ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                      MSF
                                        DWS GOVERNMENT & MSF DAVIS VENTURE HARRIS OAKMARK             MSF
                                       AGENCY SECURITIES             VALUE  FOCUSED VALUE JENNISON GROWTH
                                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                       ----------------- ----------------- -------------- ---------------
ASSETS:
  Investments at fair value                    $ 854,318     $ 158,678,559   $ 30,546,719    $ 39,059,312
  Due from MetLife Investors
     Insurance Company                                --                --             11              --
                                       ----------------- ----------------- -------------- ---------------
       Total Assets                              854,318       158,678,559     30,546,730      39,059,312
                                       ----------------- ----------------- -------------- ---------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                               367             1,149            685           1,623
                                       ----------------- ----------------- -------------- ---------------
       Total Liabilities                             367             1,149            685           1,623
                                       ----------------- ----------------- -------------- ---------------
NET ASSETS                                     $ 853,951     $ 158,677,410   $ 30,546,045    $ 39,057,689
                                       ================= ================= ============== ===============
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units             850,301       158,590,949     30,527,475      39,034,038
  Net Assets from contracts in payouts             3,650            86,461         18,570          23,651
                                       ----------------- ----------------- -------------- ---------------
       Total Net Assets                        $ 853,951     $ 158,677,410   $ 30,546,045    $ 39,057,689
                                       ================= ================= ============== ===============

The accompanying notes are an integral part of these financial statements.

MSF MFS TOTAL          MSF CAPITAL     MSF JULIUS BAER MSF BLACKROCK MSF METLIFE STOCK MSF BLACKROCK
       RETURN GUARDIAN U.S. EQUITY INTERNATIONAL STOCK  MONEY MARKET             INDEX   BOND INCOME
  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
------------- -------------------- ------------------- ------------- ----------------- -------------
 $ 63,254,843         $ 77,349,333         $ 4,668,174 $ 220,018,483      $ 22,343,375  $ 33,140,320
           19                   --                  --            27                --             2
------------- -------------------- ------------------- ------------- ----------------- -------------
   63,254,862           77,349,333           4,668,174   220,018,510        22,343,375    33,140,322
------------- -------------------- ------------------- ------------- ----------------- -------------
          792                  832                 876           884               741         1,187
------------- -------------------- ------------------- ------------- ----------------- -------------
          792                  832                 876           884               741         1,187
------------- -------------------- ------------------- ------------- ----------------- -------------
 $ 63,254,070         $ 77,348,501         $ 4,667,298 $ 220,017,626      $ 22,342,634  $ 33,139,135
============= ==================== =================== ============= ================= =============
   63,114,210           76,919,408           4,665,691   219,951,276        22,342,634    33,135,545
      139,860              429,093               1,607        66,350                --         3,590
------------- -------------------- ------------------- ------------- ----------------- -------------
 $ 63,254,070         $ 77,348,501         $ 4,667,298 $ 220,017,626      $ 22,342,634  $ 33,139,135
============= ==================== =================== ============= ================= =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                      MSF    MSF WESTERN ASSET MSF WESTERN ASSET
                                         MSF BLACKROCK FRANKLIN TEMPLETON MANAGEMENT STRATEGIC        MANAGEMENT
                                       STRATEGIC VALUE   SMALL CAP GROWTH   BOND OPPORTUNITIES   U.S. GOVERNMENT
                                           SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                       --------------- ------------------ -------------------- -----------------
ASSETS:
  Investments at fair value                $ 1,539,234        $ 9,058,898          $ 4,233,316       $ 6,538,078
  Due from MetLife Investors
     Insurance Company                              --                 --                   --                --
                                       --------------- ------------------ -------------------- -----------------
       Total Assets                          1,539,234          9,058,898            4,233,316         6,538,078
                                       --------------- ------------------ -------------------- -----------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             512                978                  403               878
                                       --------------- ------------------ -------------------- -----------------
       Total Liabilities                           512                978                  403               878
                                       --------------- ------------------ -------------------- -----------------
NET ASSETS                                 $ 1,538,722        $ 9,057,920          $ 4,232,913       $ 6,537,200
                                       =============== ================== ==================== =================
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units         1,538,722          9,057,243            4,227,207         6,537,200
  Net Assets from contracts in payouts              --                677                5,706                --
                                       --------------- ------------------ -------------------- -----------------
       Total Net Assets                    $ 1,538,722        $ 9,057,920          $ 4,232,913       $ 6,537,200
                                       =============== ================== ==================== =================

The accompanying notes are an integral part of these financial statements.

                                                                  MSF MET/DIMENSIONAL
MSF T. ROWE PRICE MSF T. ROWE PRICE MSF OPPENHEIMER               INTERNATIONAL SMALL         PUTNAM VT
 SMALL CAP GROWTH  LARGE CAP GROWTH   GLOBAL EQUITY MSF MFS VALUE             COMPANY GROWTH AND INCOME
      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
----------------- ----------------- --------------- ------------- ------------------- -----------------
      $ 6,523,956      $ 37,443,067    $ 11,110,916   $ 2,098,943            $ 36,420       $ 7,865,238
               --                --              --            --                  --                --
----------------- ----------------- --------------- ------------- ------------------- -----------------
        6,523,956        37,443,067      11,110,916     2,098,943              36,420         7,865,238
----------------- ----------------- --------------- ------------- ------------------- -----------------
            1,019               690           1,239           620                  23             1,221
----------------- ----------------- --------------- ------------- ------------------- -----------------
            1,019               690           1,239           620                  23             1,221
----------------- ----------------- --------------- ------------- ------------------- -----------------
      $ 6,522,937      $ 37,442,377    $ 11,109,677   $ 2,098,323            $ 36,397       $ 7,864,017
================= ================= =============== ============= =================== =================
        6,512,093        37,395,262      11,098,511     2,098,323              36,397         7,841,544
           10,844            47,115          11,166            --                  --            22,473
----------------- ----------------- --------------- ------------- ------------------- -----------------
      $ 6,522,937      $ 37,442,377    $ 11,109,677   $ 2,098,323            $ 36,397       $ 7,864,017
================= ================= =============== ============= =================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                       PUTNAM VT EQUITY  FTVIPT TEMPLETON   FTVIPT TEMPLETON
                                       PUTNAM VT VISTA           INCOME GROWTH SECURITIES FOREIGN SECURITIES
                                           SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                       --------------- ---------------- ----------------- ------------------
ASSETS:
  Investments at fair value                $ 1,714,861     $ 26,039,909      $ 10,774,636       $ 25,905,267
  Due from MetLife Investors
     Insurance Company                              --               --                --                 --
                                       --------------- ---------------- ----------------- ------------------
       Total Assets                          1,714,861       26,039,909        10,774,636         25,905,267
                                       --------------- ---------------- ----------------- ------------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             434              930             1,094                707
                                       --------------- ---------------- ----------------- ------------------
       Total Liabilities                           434              930             1,094                707
                                       --------------- ---------------- ----------------- ------------------
NET ASSETS                                 $ 1,714,427     $ 26,038,979      $ 10,773,542       $ 25,904,560
                                       =============== ================ ================= ==================
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units         1,707,015       25,980,532        10,739,333         25,842,287
  Net Assets from contracts in payouts           7,412           58,447            34,209             62,273
                                       --------------- ---------------- ----------------- ------------------
       Total Net Assets                    $ 1,714,427     $ 26,038,979      $ 10,773,542       $ 25,904,560
                                       =============== ================ ================= ==================

The accompanying notes are an integral part of these financial statements.

                                                                   PIMCO VIT
FIDELITY VIP GROWTH  FIDELITY VIP   PIMCO VIT    PIMCO VIT STOCKSPLUS GROWTH    PIMCO VIT
       OPPORTUNTIES EQUITY-INCOME  HIGH YIELD LOW DURATION        AND INCOME TOTAL RETURN
        SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT
------------------- ------------- ----------- ------------ ----------------- ------------
          $ 108,077   $ 3,778,768 $ 5,373,780  $ 9,399,958         $ 939,267 $ 14,101,854
                 --            --          --           --                --           --
------------------- ------------- ----------- ------------ ----------------- ------------
            108,077     3,778,768   5,373,780    9,399,958           939,267   14,101,854
------------------- ------------- ----------- ------------ ----------------- ------------
                 40           552         588          447               685          198
------------------- ------------- ----------- ------------ ----------------- ------------
                 40           552         588          447               685          198
------------------- ------------- ----------- ------------ ----------------- ------------
          $ 108,037   $ 3,778,216 $ 5,373,192  $ 9,399,511         $ 938,582 $ 14,101,656
=================== ============= =========== ============ ================= ============
            108,037     3,778,216   5,372,272    9,398,581           937,658   13,842,747
                 --            --         920          930               924      258,909
------------------- ------------- ----------- ------------ ----------------- ------------
          $ 108,037   $ 3,778,216 $ 5,373,192  $ 9,399,511         $ 938,582 $ 14,101,656
=================== ============= =========== ============ ================= ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2008

                                                      AMERICAN FUNDS
                                       AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS
                                        GLOBAL GROWTH CAPITALIZATION         GROWTH
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                       -------------- -------------- --------------
ASSETS:
  Investments at fair value              $ 22,462,556    $ 3,144,617   $ 14,184,467
  Due from MetLife Investors
     Insurance Company                             --             --             --
                                       -------------- -------------- --------------
       Total Assets                        22,462,556      3,144,617     14,184,467
                                       -------------- -------------- --------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                          1,204            532            703
                                       -------------- -------------- --------------
       Total Liabilities                        1,204            532            703
                                       -------------- -------------- --------------
NET ASSETS                               $ 22,461,352    $ 3,144,085   $ 14,183,764
                                       ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units       22,461,352      3,144,085     14,183,764
  Net Assets from contracts in payouts             --             --             --
                                       -------------- -------------- --------------
       Total Net Assets                  $ 22,461,352    $ 3,144,085   $ 14,183,764
                                       ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                            MIST LORD ABBETT    MIST LORD ABBETT    MIST VAN KAMPEN    MIST LORD ABBETT
                                           GROWTH AND INCOME      BOND DEBENTURE     MID CAP GROWTH       MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                           -------------------- ------------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                 $ 14,337,957        $ 11,221,674          $ 688,687         $ 1,440,691
                                           -------------------- ------------------- ------------------ -------------------
EXPENSES:
      Mortality and expense risk
        charges                                    9,777,346           2,956,698            473,118           2,350,871
      Administrative charges                       1,681,919             583,434            107,840             527,607
                                           -------------------- ------------------- ------------------ -------------------
        Total expenses                            11,459,265           3,540,132            580,958           2,878,478
                                           -------------------- ------------------- ------------------ -------------------
           Net investment income (loss)            2,878,692           7,681,542            107,729          (1,437,787)
                                           -------------------- ------------------- ------------------ -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 88,950,508           4,023,045          4,588,507          34,968,912
      Realized gains (losses) on sale of
        investments                              (13,462,487)         (3,366,096)          (116,515)        (14,235,301)
                                           -------------------- ------------------- ------------------ -------------------
                                                  75,488,021             656,949          4,471,992          20,733,611
                                           -------------------- ------------------- ------------------ -------------------
     Change in unrealized gains (losses)
        on investments                          (447,777,295)        (61,541,630)       (32,591,068)       (130,229,067)
                                           -------------------- ------------------- ------------------ -------------------
     Net realized and unrealized gains
        (losses) on investments                 (372,289,274)        (60,884,681)       (28,119,076)       (109,495,456)
                                           -------------------- ------------------- ------------------ -------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (369,410,582)      $ (53,203,139)     $ (28,011,347)     $ (110,933,243)
                                           ==================== =================== ================== ===================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                 MIST PIMCO        MIST LEGG MASON
    MIST OPPENHEIMER    INFLATION PROTECTED    PARTNERS AGGRESSIVE    MIST PIMCO TOTAL        MIST RCM    MIST T. ROWE PRICE
CAPITAL APPRECIATION                   BOND                 GROWTH              RETURN      TECHNOLOGY        MID CAP GROWTH
         SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT           SUB-ACCOUNT
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
         $ 3,763,046            $ 2,142,577                $ 1,550        $ 10,623,530     $ 1,448,645               $ 8,872
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
           1,351,588                856,155                915,514           3,446,927         150,533               983,968
             243,830                146,021                162,510             668,648          25,972               180,064
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
           1,595,418              1,002,176              1,078,024           4,115,575         176,505             1,164,032
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
           2,167,628              1,140,401             (1,076,474)          6,507,955       1,272,140            (1,155,160)
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
          29,691,783                118,412                581,238           6,794,178       3,069,712             9,029,882
          (4,068,951)               426,379             (1,321,529)          1,450,706        (695,078)             (517,709)
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
          25,622,832                544,791               (740,291)          8,244,884       2,374,634             8,512,173
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
         (86,056,623)            (6,836,010)           (30,593,166)        (17,376,018)     (9,505,545)          (42,460,534)
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
         (60,433,791)            (6,291,219)           (31,333,457)         (9,131,134)     (7,130,911)          (33,948,361)
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
       $ (58,266,163)          $ (5,150,818)         $ (32,409,931)       $ (2,623,179)   $ (5,858,771)        $ (35,103,521)
======================= ====================== ====================== =================== =============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                               MIST
                                           MIST MFS RESEARCH        MIST MET/AIM      MIST LAZARD    HARRIS OAKMARK
                                               INTERNATIONAL    SMALL CAP GROWTH          MID CAP     INTERNATIONAL
                                                 SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                           -------------------- ------------------- ---------------- -----------------
INVESTMENT INCOME:
      Dividends                                  $ 3,299,582                $ --        $ 520,260       $ 1,088,152
                                           -------------------- ------------------- ---------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                    1,965,768             758,316          602,329           953,316
      Administrative charges                         358,085             135,403           99,890           163,838
                                           -------------------- ------------------- ---------------- -----------------
        Total expenses                             2,323,853             893,719          702,219         1,117,154
                                           -------------------- ------------------- ---------------- -----------------
           Net investment income (loss)              975,729            (893,719)        (181,959)          (29,002)
                                           -------------------- ------------------- ---------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 18,285,739           5,286,646        3,744,249        11,330,154
      Realized gains (losses) on sale of
        investments                               (3,599,802)           (501,334)      (3,057,544)       (2,977,790)
                                           -------------------- ------------------- ---------------- -----------------
                                                  14,685,937           4,785,312          686,705         8,352,364
                                           -------------------- ------------------- ---------------- -----------------
     Change in unrealized gains (losses)
        on investments                          (100,286,811)        (29,976,745)     (21,651,761)      (42,639,657)
                                           -------------------- ------------------- ---------------- -----------------
     Net realized and unrealized gains
        (losses) on investments                  (85,600,874)        (25,191,433)     (20,965,056)      (34,287,293)
                                           -------------------- ------------------- ---------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations              $ (84,625,145)      $ (26,085,152)   $ (21,147,015)    $ (34,316,295)
                                           ==================== =================== ================ =================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                      MIST
MIST THIRD AVENUE          MIST CLARION       MIST TURNER    GOLDMAN SACHS          MIST METLIFE         MIST METLIFE
  SMALL CAP VALUE    GLOBAL REAL ESTATE    MID CAP GROWTH    MID CAP VALUE    DEFENSIVE STRATEGY    MODERATE STRATEGY
      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
        $ 495,301             $ 717,937              $ --        $ 195,465           $ 2,423,629          $ 8,182,429
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
          917,997               527,760           196,474          356,342             2,458,467            6,380,142
          158,159                95,633            34,161           61,352               441,605            1,164,245
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
        1,076,156               623,393           230,635          417,694             2,900,072            7,544,387
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
         (580,855)               94,544          (230,635)        (222,229)             (476,443)             638,042
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
        4,464,671             4,123,365         1,341,414        2,115,254             3,408,935           12,396,107
         (506,225)           (1,313,799)         (386,265)      (1,519,446)           (1,969,090)          (2,600,487)
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
        3,958,446             2,809,566           955,149          595,808             1,439,845            9,795,620
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
      (24,557,518)          (22,764,007)       (8,720,370)     (10,493,383)          (43,824,472)        (156,198,486)
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
      (20,599,072)          (19,954,441)       (7,765,221)      (9,897,575)          (42,384,627)        (146,402,866)
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
    $ (21,179,927)        $ (19,859,897)     $ (7,995,856)   $ (10,119,804)        $ (42,861,070)      $ (145,764,824)
==================== ===================== ================= ================ ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                MIST METLIFE        MIST METIFE           MIST METLIFE    MIST VAN KAMPEN
                                           BALANCED STRATEGY    GROWTH STRATEGY    AGGRESSIVE STRATEGY           COMSTOCK
                                                 SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
                                           -------------------- ------------------ ---------------------- ------------------
INVESTMENT INCOME:
      Dividends                                 $ 56,918,603       $ 42,711,247            $ 3,501,880        $ 1,231,530
                                           -------------------- ------------------ ---------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                   15,684,760         16,492,125              1,532,988            636,100
      Administrative charges                       2,975,385          3,051,812                266,649            171,912
                                           -------------------- ------------------ ---------------------- ------------------
        Total expenses                            18,660,145         19,543,937              1,799,637            808,012
                                           -------------------- ------------------ ---------------------- ------------------
           Net investment income (loss)           38,258,458         23,167,310              1,702,243            423,518
                                           -------------------- ------------------ ---------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 77,056,274         84,334,841             12,202,932          2,716,657
      Realized gains (losses) on sale of
        investments                               (6,067,431)        (5,309,568)            (3,774,213)        (1,321,755)
                                           -------------------- ------------------ ---------------------- ------------------
                                                  70,988,843         79,025,273              8,428,719          1,394,902
                                           -------------------- ------------------ ---------------------- ------------------
     Change in unrealized gains (losses)
        on investments                          (561,336,623)      (666,449,701)           (60,284,139)       (32,472,657)
                                           -------------------- ------------------ ---------------------- ------------------
     Net realized and unrealized gains
        (losses) on investments                 (490,347,780)      (587,424,428)           (51,855,420)       (31,077,755)
                                           -------------------- ------------------ ---------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (452,089,322)    $ (564,257,118)         $ (50,153,177)     $ (30,654,237)
                                           ==================== ================== ====================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

           MIST    MIST SSGA GROWTH    MIST LEGG MASON            MIST MET/AIM                             MIST PIONEER
SSGA GROWTH ETF      AND INCOME ETF       VALUE EQUITY    CAPITAL APPRECIATION    MIST PIONEER FUND    STRATEGIC INCOME
    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
      $ 374,733         $ 1,000,565            $ 3,825               $ 253,553              $ 7,105           $ 139,338
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
        296,103             648,085            264,524                 151,001                6,498              17,589
         61,742             137,204             52,797                  24,294                2,279               5,682
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
        357,845             785,289            317,321                 175,295                8,777              23,271
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
         16,888             215,276           (313,496)                 78,258               (1,672)            116,067
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
        562,898           1,243,459            936,183                       1                   --                  --
       (343,174)           (932,489)          (675,910)               (834,450)             (11,061)             (8,044)
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
        219,724             310,970            260,273                (834,449)             (11,061)             (8,044)
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
    (10,587,025)        (17,291,850)       (16,435,096)             (6,020,995)            (390,089)           (418,059)
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
    (10,367,301)        (16,980,880)       (16,174,823)             (6,855,444)            (401,150)           (426,103)
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
  $ (10,350,413)      $ (16,765,604)     $ (16,488,319)           $ (6,777,186)          $ (402,822)         $ (310,036)
================== =================== ================== ======================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           MIST MFS EMERGING    MIST LOOMIS SAYLES        MIST RAINIER      MIST AMERICAN
                                              MARKETS EQUITY        GLOBAL MARKETS    LARGE CAP EQUITY       FUNDS GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT (A)
                                           -------------------- --------------------- ------------------- ------------------
INVESTMENT INCOME:
      Dividends                                    $ 194,862             $ 412,704                $ --          $ 332,037
                                           -------------------- --------------------- ------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                      377,531               124,983              81,104             42,637
      Administrative charges                          65,935                21,414              14,904              7,941
                                           -------------------- --------------------- ------------------- ------------------
        Total expenses                               443,466               146,397              96,008             50,578
                                           -------------------- --------------------- ------------------- ------------------
           Net investment income (loss)             (248,604)              266,307             (96,008)           281,459
                                           -------------------- --------------------- ------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  1,416,999               541,712              85,791                 --
      Realized gains (losses) on sale of
        investments                               (1,259,832)           (1,665,761)           (588,888)          (244,423)
                                           -------------------- --------------------- ------------------- ------------------
                                                     157,167            (1,124,049)           (503,097)          (244,423)
                                           -------------------- --------------------- ------------------- ------------------
     Change in unrealized gains (losses)
        on investments                           (26,807,070)           (3,950,906)         (1,839,760)        (3,082,009)
                                           -------------------- --------------------- ------------------- ------------------
     Net realized and unrealized gains
        (losses) on investments                  (26,649,903)           (5,074,955)         (2,342,857)        (3,326,432)
                                           -------------------- --------------------- ------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations              $ (26,898,507)         $ (4,808,648)       $ (2,438,865)      $ (3,044,973)
                                           ==================== ===================== =================== ==================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

  MIST AMERICAN                         MIST AMERICAN                             MIST AMERICAN
 FUNDS BALANCED      MIST AMERICAN       FUNDS GROWTH          MIST AMERICAN     FUNDS MODERATE     MIST BLACKROCK
     ALLOCATION         FUNDS BOND         ALLOCATION    FUNDS INTERNATIONAL         ALLOCATION         HIGH YIELD
SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)        SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
    $ 2,959,810          $ 254,922        $ 3,907,447              $ 364,947        $ 1,802,636               $ --
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
        393,531             23,374            507,874                 27,598            216,513              5,565
         71,522              4,415             92,737                  5,199             39,491              1,021
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
        465,053             27,789            600,611                 32,797            256,004              6,586
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
      2,494,757            227,133          3,306,836                332,150          1,546,632             (6,586)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
          4,616                 --              1,652                    117              1,612                 --
        (92,303)           (47,436)          (158,181)              (333,117)           (32,387)           (93,076)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
        (87,687)           (47,436)          (156,529)              (333,000)           (30,775)           (93,076)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
    (19,128,434)          (480,363)       (31,509,925)            (1,746,438)        (7,661,392)          (148,411)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
    (19,216,121)          (527,799)       (31,666,454)            (2,079,438)        (7,692,167)          (241,487)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
  $ (16,721,364)        $ (300,666)     $ (28,359,618)          $ (1,747,288)      $ (6,145,535)        $ (248,073)
================== ================== ================== ====================== ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                          MIST MET/FRANKLIN
                                               MIST DREMAN    MIST MET/TEMPLETON    MIST MET/FRANKLIN    TEMPLETON FOUNDING
                                           SMALL CAP VALUE                GROWTH        MUTUAL SHARES              STRATEGY
                                           SUB-ACCOUNT (A)       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
                                           ------------------ --------------------- -------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                       $ --              $ 11,126            $ 342,153             $ 920,644
                                           ------------------ --------------------- -------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                      1,610                 4,780               27,899               168,072
      Administrative charges                           599                 1,808                8,866                40,497
                                           ------------------ --------------------- -------------------- ---------------------
        Total expenses                               2,209                 6,588               36,765               208,569
                                           ------------------ --------------------- -------------------- ---------------------
           Net investment income (loss)             (2,209)                4,538              305,388               712,075
                                           ------------------ --------------------- -------------------- ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                    --                   --                    --
      Realized gains (losses) on sale of
        investments                                 (2,760)               (8,281)              (1,777)              (22,288)
                                           ------------------ --------------------- -------------------- ---------------------
                                                    (2,760)               (8,281)              (1,777)              (22,288)
                                           ------------------ --------------------- -------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                            (110,891)             (434,777)          (2,457,683)           (9,495,004)
                                           ------------------ --------------------- -------------------- ---------------------
     Net realized and unrealized gains
        (losses) on investments                   (113,651)             (443,058)          (2,459,460)           (9,517,292)
                                           ------------------ --------------------- -------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (115,860)           $ (438,520)        $ (2,154,072)         $ (8,805,217)
                                           ================== ===================== ==================== =====================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

           RUSSELL              RUSSELL                                                            RUSSELL                AIM V.I.
MULTI-STYLE EQUITY    AGGRESSIVE EQUITY    RUSSELL NON-U.S.    RUSSELL CORE BOND    REAL ESTATE SECURITIES    INTERNATIONAL GROWTH
       SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
         $ 210,131             $ 26,750                $ --            $ 511,891                  $ 35,771                $ 43,745
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
           181,062               39,692              87,837              163,104                    23,341                 119,478
            21,727                4,761              10,539               19,572                     2,800                  20,506
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
           202,789               44,453              98,376              182,676                    26,141                 139,984
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
             7,342              (17,703)            (98,376)             329,215                     9,630                 (96,239)
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
           150,888                  769              69,789              258,721                        --                 114,488
          (323,155)            (157,381)           (171,738)            (124,083)                  (71,213)                416,096
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
          (172,267)            (156,612)           (101,949)             134,638                   (71,213)                530,584
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
        (7,030,963)          (1,520,429)         (3,571,608)          (1,131,063)                 (663,582)             (5,341,219)
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
        (7,203,230)          (1,677,041)         (3,673,557)            (996,425)                 (734,795)             (4,810,635)
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
      $ (7,195,888)        $ (1,694,744)       $ (3,771,933)          $ (667,210)               $ (725,165)           $ (4,906,874)
===================== ==================== =================== ==================== ========================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                MSF
                                            DWS GOVERNMENT &    MSF DAVIS VENTURE    HARRIS OAKMARK                MSF
                                           AGENCY SECURITIES                VALUE     FOCUSED VALUE    JENNISON GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                           -------------------- -------------------- ----------------- ----------------
INVESTMENT INCOME:
      Dividends                                     $ 43,970          $ 2,761,410          $ 20,431        $ 1,274,205
                                           -------------------- -------------------- ----------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                       11,888            2,859,980           738,715            778,947
      Administrative charges                           1,890              563,430           125,745            142,387
                                           -------------------- -------------------- ----------------- ----------------
        Total expenses                                13,778            3,423,410           864,460            921,334
                                           -------------------- -------------------- ----------------- ----------------
           Net investment income (loss)               30,192             (662,000)         (844,029)           352,871
                                           -------------------- -------------------- ----------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --            1,316,244         6,230,725          4,977,419
      Realized gains (losses) on sale of
        investments                                    2,741            2,495,398        (4,575,794)          (617,242)
                                           -------------------- -------------------- ----------------- ----------------
                                                       2,741            3,811,642         1,654,931          4,360,177
                                           -------------------- -------------------- ----------------- ----------------
     Change in unrealized gains (losses)
        on investments                                (3,036)        (113,323,254)      (29,688,547)       (30,142,871)
                                           -------------------- -------------------- ----------------- ----------------
     Net realized and unrealized gains
        (losses) on investments                         (295)        (109,511,612)      (28,033,616)       (25,782,694)
                                           -------------------- -------------------- ----------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 29,897       $ (110,173,612)    $ (28,877,645)     $ (25,429,823)
                                           ==================== ==================== ================= ================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MSF MFS TOTAL             MSF CAPITAL        MSF JULIUS BAER    MSF BLACKROCK MSF METLIFE STOCK    MSF BLACKROCK
       RETURN    GUARDIAN U.S. EQUITY    INTERNATIONAL STOCK     MONEY MARKET             INDEX      BOND INCOME
  SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
  $ 2,591,335             $ 1,226,197              $ 190,125      $ 3,992,860         $ 520,372      $ 1,467,185
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
      611,737               1,243,416                 79,776        2,151,507           431,121          310,853
      184,834                 251,671                 16,371          382,010            76,320           68,931
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
      796,571               1,495,087                 96,147        2,533,517           507,441          379,784
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
    1,794,764                (268,890)                93,978        1,459,343            12,931        1,087,401
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
    6,019,035              16,755,615                808,514               --         1,309,842               --
     (956,044)             (4,760,426)                 3,164               --        (1,415,744)         (61,016)
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
    5,062,991              11,995,189                811,678               --          (105,902)         (61,016)
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
  (26,370,639)            (69,902,195)            (4,769,119)              --       (14,143,982)      (2,502,023)
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
  (21,307,648)            (57,907,006)            (3,957,441)              --       (14,249,884)      (2,563,039)
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
$ (19,512,884)          $ (58,175,896)          $ (3,863,463)     $ 1,459,343     $ (14,236,953)    $ (1,475,638)
================ ======================= ====================== ============= ==================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                           MSF WESTERN
                                                                             MSF      ASSET MANAGEMENT    MSF WESTERN ASSET
                                             MSF BLACKROCK    FRANKLIN TEMPLETON             STRATEGIC           MANAGEMENT
                                           STRATEGIC VALUE      SMALL CAP GROWTH    BOND OPPORTUNITIES      U.S. GOVERNMENT
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------ --------------------- --------------------- ------------------
INVESTMENT INCOME:
      Dividends                                    $ 4,333                  $ --             $ 228,765            $ 104,389
                                           ------------------ --------------------- --------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                     24,284               123,675                68,855               53,631
      Administrative charges                         4,868                28,140                12,973                9,148
                                           ------------------ --------------------- --------------------- ------------------
        Total expenses                              29,152               151,815                81,828               62,779
                                           ------------------ --------------------- --------------------- ------------------
           Net investment income (loss)            (24,819)             (151,815)              146,937               41,610
                                           ------------------ --------------------- --------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  193,762             1,181,016                35,644                   --
      Realized gains (losses) on sale of
        investments                               (178,468)             (332,527)             (161,643)             (54,425)
                                           ------------------ --------------------- --------------------- ------------------
                                                    15,294               848,489              (125,999)             (54,425)
                                           ------------------ --------------------- --------------------- ------------------
     Change in unrealized gains (losses)
        on investments                            (925,119)           (6,718,746)             (987,962)             (64,899)
                                           ------------------ --------------------- --------------------- ------------------
     Net realized and unrealized gains
        (losses) on investments                   (909,825)           (5,870,257)           (1,113,961)            (119,324)
                                           ------------------ --------------------- --------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (934,644)         $ (6,022,072)           $ (967,024)           $ (77,714)
                                           ================== ===================== ===================== ==================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                MSF MET/DIMENSIONAL
MSF T. ROWE PRICE    MSF T. ROWE PRICE    MSF OPPENHEIMER                       INTERNATIONAL SMALL            PUTNAM VT
 SMALL CAP GROWTH     LARGE CAP GROWTH      GLOBAL EQUITY      MSF MFS VALUE                COMPANY    GROWTH AND INCOME
      SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT (A)        SUB-ACCOUNT (B)          SUB-ACCOUNT
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
             $ --            $ 203,530          $ 293,974               $ --                   $ --            $ 291,972
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
          112,506              688,518            127,203              3,445                     17              135,958
           19,140              131,868             37,060              1,323                      3               20,925
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
          131,646              820,386            164,263              4,768                     20              156,883
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
         (131,646)            (616,856)           129,711             (4,768)                   (20)             135,089
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
        1,866,055            3,289,435            592,386                 --                     --            2,218,415
         (197,984)            (618,346)          (390,534)            (2,047)                    --           (1,328,521)
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
        1,668,071            2,671,089            201,852             (2,047)                    --              889,894
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
       (5,486,077)         (31,591,773)        (8,211,330)          (275,836)                 1,427           (6,641,584)
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
       (3,818,006)         (28,920,684)        (8,009,478)          (277,883)                 1,427           (5,751,690)
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
     $ (3,949,652)       $ (29,537,540)      $ (7,879,767)        $ (282,651)               $ 1,407         $ (5,616,601)
==================== ==================== ================== ================== ====================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                              PUTNAM VT EQUITY     FTVIPT TEMPLETON      FTVIPT TEMPLETON
                                           PUTNAM VT VISTA              INCOME    GROWTH SECURITIES    FOREIGN SECURITIES
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------ ------------------- -------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                       $ --           $ 719,718            $ 293,262             $ 960,307
                                           ------------------ ------------------- -------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                     34,801             274,016              124,698               473,354
      Administrative charges                         4,515              88,868               38,393                87,947
                                           ------------------ ------------------- -------------------- ---------------------
        Total expenses                              39,316             362,884              163,091               561,301
                                           ------------------ ------------------- -------------------- ---------------------
           Net investment income (loss)            (39,316)            356,834              130,171               399,006
                                           ------------------ ------------------- -------------------- ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --           1,724,992            1,139,119             3,803,892
      Realized gains (losses) on sale of
        investments                                (96,973)           (948,491)            (667,674)              346,936
                                           ------------------ ------------------- -------------------- ---------------------
                                                   (96,973)            776,501              471,445             4,150,828
                                           ------------------ ------------------- -------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                          (1,415,151)        (14,412,375)          (9,081,182)          (24,255,313)
                                           ------------------ ------------------- -------------------- ---------------------
     Net realized and unrealized gains
        (losses) on investments                 (1,512,124)        (13,635,874)          (8,609,737)          (20,104,485)
                                           ------------------ ------------------- -------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (1,551,440)      $ (13,279,040)        $ (8,479,566)        $ (19,705,479)
                                           ================== =================== ==================== =====================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                PIMCO VIT
FIDELITY VIP GROWTH     FIDELITY VIP       PIMCO VIT       PIMCO VIT    STOCKSPLUS GROWTH       PIMCO VIT
       OPPORTUNTIES    EQUITY-INCOME      HIGH YIELD    LOW DURATION           AND INCOME    TOTAL RETURN
        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
---------------------- ---------------- --------------- --------------- -------------------- ---------------
              $ 782        $ 129,554       $ 565,478       $ 400,286             $ 82,351       $ 745,669
---------------------- ---------------- --------------- --------------- -------------------- ---------------
              2,068           77,774          88,122         124,037               14,469         211,036
                247           14,053          17,911          24,100                2,768          37,843
---------------------- ---------------- --------------- --------------- -------------------- ---------------
              2,315           91,827         106,033         148,137               17,237         248,879
---------------------- ---------------- --------------- --------------- -------------------- ---------------
             (1,533)          37,727         459,445         252,149               65,114         496,790
---------------------- ---------------- --------------- --------------- -------------------- ---------------
                 --            6,668          17,989         157,489                   --         271,222
               (972)        (723,605)       (285,605)        (39,754)             (21,068)        138,297
---------------------- ---------------- --------------- --------------- -------------------- ---------------
               (972)        (716,937)       (267,616)        117,735              (21,068)        409,519
---------------------- ---------------- --------------- --------------- -------------------- ---------------
           (121,192)      (2,670,905)     (2,115,063)       (573,936)            (667,123)       (399,549)
---------------------- ---------------- --------------- --------------- -------------------- ---------------
           (122,164)      (3,387,842)     (2,382,679)       (456,201)            (688,191)          9,970
---------------------- ---------------- --------------- --------------- -------------------- ---------------
         $ (123,697)    $ (3,350,115)   $ (1,923,234)     $ (204,052)          $ (623,077)      $ 506,760
====================== ================ =============== =============== ==================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                               AMERICAN FUNDS
                                            AMERICAN FUNDS       GLOBAL SMALL     AMERICAN FUNDS
                                             GLOBAL GROWTH     CAPITALIZATION             GROWTH
                                               SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                                            ----------------- ------------------ ------------------
INVESTMENT INCOME:
      Dividends                                  $ 513,658               $ --          $ 139,071
                                            ----------------- ------------------ ------------------
EXPENSES:
      Mortality and expense risk
        charges                                    117,780              5,084             23,234
      Administrative charges                        41,365              2,089              9,476
                                            ----------------- ------------------ ------------------
        Total expenses                             159,145              7,173             32,710
                                            ----------------- ------------------ ------------------
           Net investment income (loss)            354,513             (7,173)           106,361
                                            ----------------- ------------------ ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,300,253             51,632            169,546
      Realized gains (losses) on sale of
        investments                               (407,936)              (145)            (2,619)
                                            ----------------- ------------------ ------------------
                                                   892,317             51,487            166,927
                                            ----------------- ------------------ ------------------
      Change in unrealized gains (losses)
        on investments                          (9,875,582)          (925,619)        (3,403,192)
                                            ----------------- ------------------ ------------------
      Net realized and unrealized gains
        (losses) on investments                 (8,983,265)          (874,132)        (3,236,265)
                                            ----------------- ------------------ ------------------
      Net increase (decrease) in net assets
        resulting from operations             $ (8,628,752)        $ (881,305)      $ (3,129,904)
                                            ================= ================== ==================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                             MIST LORD ABBETT GROWTH             MIST LORD ABBETT BOND      MIST VAN KAMPEN MID CAP
                                                          AND INCOME                         DEBENTURE                       GROWTH
                                                         SUB-ACCOUNT                       SUB-ACCOUNT                  SUB-ACCOUNT
                                  ---------------------------------- --------------------------------- ----------------------------
                                           2008              2007             2008             2007            2008         2007
                                  ---------------- ----------------- ---------------- ---------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

  Net investment income (loss)      $ 2,878,692      $ (4,994,131)     $ 7,681,542     $ 11,452,349       $ 107,729     $ (751,452)
  Net realized gains (losses)        75,488,021       115,178,646          656,949        6,040,166       4,471,992      8,239,289
  Change in unrealized gains
     (losses) on investments       (447,777,295)      (79,135,154)     (61,541,630)      (2,410,074)    (32,591,068)     4,492,175
                                  ---------------- ----------------- ---------------- ---------------- ---------------  -----------
     Net increase (decrease)
       in net assets resulting
       from operations             (369,410,582)       31,049,361      (53,203,139)      15,082,441     (28,011,347)    11,980,012
                                  ---------------- ----------------- ---------------- ---------------- ---------------  -----------
CONTRACT TRANSACTIONS:

  Purchase payments received
     from contract owners             7,681,417        11,212,350        2,953,663        4,240,291       1,187,834      1,504,132
  Net transfers (including fixed
     account)                       (30,488,682)      (54,262,515)     (13,437,194)      11,783,676         215,484       (117,997)
  Contract charges                   (1,544,323)       (1,668,932)        (645,941)        (612,646)        (90,732)       (85,621)
  Transfers for contract benefits
     and terminations              (105,238,732)     (164,838,040)     (30,892,819)     (40,523,084)     (5,809,831)    (7,307,159)
                                  ---------------- ----------------- ---------------- ---------------- ---------------  -----------
     Net increase (decrease)
       in net assets resulting
       from contract transactions  (129,590,320)     (209,557,137)     (42,022,291)     (25,111,763)     (4,497,245)    (6,006,645)
                                  ---------------- ----------------- ---------------- ---------------- ---------------  -----------
     Net increase (decrease)
       in net assets               (499,000,902)     (178,507,776)     (95,225,430)     (10,029,322)    (32,508,592)     5,973,367
NET ASSETS:
  Beginning of period             1,075,806,092     1,254,313,868      297,943,064      307,972,386      62,713,816     56,740,449
                                  ---------------- ----------------- ---------------- ---------------- ---------------  -----------
  End of period                   $ 576,805,190    $1,075,806,092    $ 202,717,634    $ 297,943,064    $ 30,205,224    $62,713,816
                                  ================ ================= ================ ================ ===============  ===========

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                       MIST OPPENHEIMER CAPITAL            MIST PIMCO INFLATION        MIST LEGG MASON PARTNERS
MIST LORD ABBETT MID CAP VALUE                     APPRECIATION                  PROTECTED BOND               AGGRESSIVE GROWTH
                   SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------------- -------------------------------- ------------------------------- -------------------------------
         2008             2007            2008             2007            2008            2007            2008            2007
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
 $ (1,437,787)    $ (1,949,084)    $ 2,167,628     $ (2,158,233)    $ 1,140,401       $ 293,469    $ (1,076,474)   $ (1,466,510)
   20,733,611       63,221,508      25,622,832       12,572,235         544,791        (311,237)       (740,291)     12,102,031
 (130,229,067)     (66,496,374)    (86,056,623)       6,087,101      (6,836,010)      5,102,007     (30,593,166)     (9,681,223)
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
 (110,933,243)      (5,223,950)    (58,266,163)      16,501,103      (5,150,818)      5,084,239     (32,409,931)        954,298
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
    2,738,203        4,043,298       1,042,536        2,855,465       2,668,082       1,107,113         826,015       1,029,435
   (8,691,481)      30,314,787      (4,986,998)      (5,712,512)      3,170,544      (4,135,018)     (3,473,834)    (11,218,628)
     (548,249)        (587,954)       (333,836)        (370,835)       (255,613)       (212,872)       (248,809)       (260,696)
  (25,494,498)     (32,984,406)    (10,774,536)     (18,448,880)     (6,187,370)     (8,108,229)     (6,190,991)    (11,475,909)
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
  (31,996,025)         785,725     (15,052,834)     (21,676,762)       (604,357)    (11,349,006)     (9,087,619)    (21,925,798)
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
 (142,929,268)      (4,438,225)    (73,318,997)      (5,175,659)     (5,755,175)     (6,264,767)    (41,497,550)    (20,971,500)
  300,178,790      304,617,015     137,207,385      142,383,044      58,385,153      64,649,920      87,874,559     108,846,059
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
$ 157,249,522    $ 300,178,790    $ 63,888,388    $ 137,207,385    $ 52,629,978    $ 58,385,153    $ 46,377,009    $ 87,874,559
================ ================ =============== ================ =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                                 MIST T. ROWE PRICE
                                             MIST PIMCO TOTAL RETURN            MIST RCM TECHNOLOGY                  MID CAP GROWTH
                                                         SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   --------------------------------- ------------------------------ -------------------------------
                                            2008             2007           2008            2007            2008            2007
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 6,507,955      $ 5,229,885    $ 1,272,140      $ (193,572)   $ (1,155,160)   $ (1,506,226)
  Net realized gains (losses)          8,244,884        2,331,006      2,374,634       1,611,755       8,512,173      18,345,680
  Change in unrealized gains
     (losses) on investments         (17,376,018)       8,899,903     (9,505,545)      1,394,620     (42,460,534)     (2,363,951)
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                (2,623,179)      16,460,794     (5,858,771)      2,812,803     (35,103,521)     14,475,503
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             14,360,343        6,705,950        313,863         623,149       2,098,306       1,858,117
  Net transfers (including fixed
     account)                         17,043,691      (36,672,842)        62,062       1,020,488      (5,518,318)    (21,806,132)
  Contract charges                      (906,270)        (746,145)       (50,202)        (39,441)       (299,770)       (304,641)
  Transfers for contract benefits
     and terminations                (26,667,003)     (29,825,925)    (1,273,202)     (1,857,208)     (5,759,962)     (9,828,883)
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      3,830,761      (60,538,962)      (947,479)       (253,012)     (9,479,744)    (30,081,539)
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                   1,207,582      (44,078,168)    (6,806,250)      2,559,791     (44,583,265)    (15,606,036)
NET ASSETS:
  Beginning of period                283,533,965      327,612,133     13,379,138      10,819,347      92,323,883     107,929,919
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
  End of period                    $ 284,741,547    $ 283,533,965    $ 6,572,888    $ 13,379,138    $ 47,740,618    $ 92,323,883
                                   ================ ================ ============== =============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                MIST MFS RESEARCH                    MIST MET/AIM                                             MIST HARRIS OAKMARK
                    INTERNATIONAL                SMALL CAP GROWTH             MIST LAZARD MID CAP                   INTERNATIONAL
                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------------- ------------------------------- ------------------------------- -------------------------------
         2008             2007            2008            2007            2008            2007            2008            2007
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
    $ 975,729       $ (234,867)     $ (893,719)   $ (1,253,245)     $ (181,959)     $ (849,008)      $ (29,002)     $ (961,214)
   14,685,937       53,178,619       4,785,312       5,567,084         686,705       3,649,383       8,352,364      19,096,850
 (100,286,811)     (28,438,195)    (29,976,745)      2,748,635     (21,651,761)     (8,367,898)    (42,639,657)    (20,427,971)
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
  (84,625,145)      24,505,557     (26,085,152)      7,062,474     (21,147,015)     (5,567,523)    (34,316,295)     (2,292,335)
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
    1,564,709        3,091,828         770,644       1,104,874       1,212,086         970,650       1,854,893       3,589,805
   (8,854,055)     (20,789,635)     (2,702,702)    (11,524,866)     (1,658,871)     38,717,032      (7,695,975)     (7,371,011)
     (440,880)        (467,382)       (225,926)       (248,344)       (116,437)       (122,812)       (281,959)       (366,378)
  (16,861,098)     (27,464,298)     (5,003,155)     (8,793,334)     (4,694,679)     (8,322,280)     (6,704,144)    (14,345,886)
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
  (24,591,324)     (45,629,487)     (7,161,139)    (19,461,670)     (5,257,901)     31,242,590     (12,827,185)    (18,493,470)
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
 (109,216,469)     (21,123,930)    (33,246,291)    (12,399,196)    (26,404,916)     25,675,067     (47,143,480)    (20,785,805)
  212,534,722      233,658,652      71,015,556      83,414,752      57,995,812      32,320,745      91,235,231     112,021,036
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
$ 103,318,253    $ 212,534,722    $ 37,769,265    $ 71,015,556    $ 31,590,896    $ 57,995,812    $ 44,091,751    $ 91,235,231
================ ================ =============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                          MIST THIRD AVENUE SMALL CAP
                                                                VALUE    MIST CLARION GLOBAL REAL ESTATE MIST TURNER MID CAP GROWTH
                                                          SUB-ACCOUNT                        SUB-ACCOUNT                SUB-ACCOUNT
                                   ---------------------------------- ---------------------------------- --------------------------
                                           2008            2007            2008               2007           2008            2007
                                   ---------------  -------------- --------------- ------------------ -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (580,855)     $ (617,092)       $ 94,544         $ (394,985)    $ (230,635)     $ (230,973)
  Net realized gains (losses)         3,958,446      12,461,171       2,809,566         13,924,010        955,149       1,182,006
  Change in unrealized gains
     (losses) on investments        (24,557,518)    (15,368,056)    (22,764,007)       (22,726,254)    (8,720,370)      1,656,841
                                   ---------------  -------------- --------------- ------------------ -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations              (21,179,927)     (3,523,977)    (19,859,897)        (9,197,229)    (7,995,856)      2,607,874
                                   ---------------  -------------- --------------- ------------------ -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,747,128       2,373,546       1,111,512          1,380,038        632,260         316,041
  Net transfers (including fixed
     account)                        (7,020,888)     (9,566,979)       (464,633)       (16,110,806)     1,687,752       1,405,514
  Contract charges                     (267,497)       (306,577)       (137,301)          (172,173)       (67,583)        (49,879)
  Transfers for contract benefits
     and terminations                (5,543,381)    (11,509,670)     (3,920,981)        (5,909,025)    (1,669,608)     (1,551,821)
                                   ---------------  -------------- --------------- ------------------ -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (11,084,638)    (19,009,680)     (3,411,403)       (20,811,966)       582,821         119,855
                                   ---------------  -------------- --------------- ------------------ -------------- -------------
     Net increase (decrease)
       in net assets                (32,264,565)    (22,533,657)    (23,271,300)       (30,009,195)    (7,413,035)      2,727,729
NET ASSETS:
  Beginning of period                77,454,105      99,987,762      49,736,129         79,745,324     15,254,136      12,526,407
                                   ---------------  -------------- --------------- ------------------ -------------- -------------
  End of period                    $ 45,189,540    $ 77,454,105    $ 26,464,829       $ 49,736,129    $ 7,841,101    $ 15,254,136
                                   =============== =============== =============== ================== ============== =============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

     MIST GOLDMAN SACHS MID CAP
                          VALUE   MIST METLIFE DEFENSIVE STRATEGY  MIST METLIFE MODERATE STRATEGY    MIST METLIFE BALANCED STRATEGY
                    SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT
------------------------------- --------------------------------- ------------------------------- ---------------------------------
        2008           2007             2008              2007             2008            2007             2008              2007
---------------  ------------- ---------------- ----------------- --------------- --------------- ----------------- ---------------
  $ (222,229)    $ (461,424)      $ (476,443)         $ 72,624        $ 638,042       $ 793,370     $ 38,258,458        $ (594,130)
     595,808      5,857,376        1,439,845         5,763,804        9,795,620      11,340,759       70,988,843        33,913,027
 (10,493,383)    (4,801,691)     (43,824,472)       (1,339,403)    (156,198,486)      3,240,393     (561,336,623)       (6,671,966)
---------------  ------------- ---------------- ----------------- --------------- --------------- ----------------- ---------------
 (10,119,804)       594,261      (42,861,070)        4,497,025     (145,764,824)     15,374,522     (452,089,322)       26,646,931
---------------  ------------- ---------------- ----------------- --------------- --------------- ----------------- ---------------
     113,289      1,763,452       23,335,865        18,083,629       64,203,413      88,123,674      145,691,405       248,140,018
  (5,169,433)    (2,913,613)      66,071,547        50,416,359       39,435,766      90,812,816      307,409,420       161,679,772
    (107,326)      (131,808)        (884,121)         (421,775)      (2,215,505)     (1,418,022)      (6,189,656)       (3,691,226)
  (2,464,874)    (4,431,382)     (17,858,871)      (20,031,173)     (33,630,419)    (28,457,799)     (72,023,161)      (94,872,655)
---------------  ------------- ---------------- ----------------- --------------- --------------- ----------------- ---------------
  (7,628,344)    (5,713,351)      70,664,420        48,047,040       67,793,255     149,060,669      374,888,008       311,255,909
---------------  ------------- ---------------- ----------------- --------------- --------------- ----------------- ---------------
 (17,748,148)    (5,119,090)      27,803,350        52,544,065      (77,971,569)    164,435,191      (77,201,314)      337,902,840
  33,020,433     38,139,523      144,052,470        91,508,405      480,378,237     315,943,046    1,240,119,183       902,216,343
---------------  ------------- ---------------- ----------------- --------------- --------------- ----------------- ---------------
$ 15,272,285    $33,020,433    $ 171,855,820     $ 144,052,470    $ 402,406,668   $ 480,378,237   $1,162,917,869    $1,240,119,183
===============  ============= ================ ================= =============== =============== ================= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      MIST METLIFE GROWTH STRATEGY    MIST METLIFE AGGRESSIVE STRATEGY     MIST VAN KAMPEN COMSTOCK
                                                       SUB-ACCOUNT                         SUB-ACCOUNT                  SUB-ACCOUNT
                               ----------------------------------- ----------------------------------- ----------------------------
                                         2008             2007             2008               2007            2008            2007
                               ---------------  --------------    -------------     --------------    ------------    ------------
INCREASE (DECREASE) IN NET
ASSETS:

FROM OPERATIONS:

  Net investment income (loss)   $ 23,167,310    $ (6,635,427)     $ 1,702,243         $ (606,381)      $ 423,518        $ 129,545
  Net realized gains (losses)      79,025,273      40,655,333        8,428,719         19,847,925       1,394,902        2,986,429
  Change in unrealized gains
     (losses) on investments     (666,449,701)     (9,782,182)     (60,284,139)       (16,495,905)    (32,472,657)      (6,500,013)
                               --------------- ---------------    -------------     --------------    ------------    ------------
     Net increase (decrease)
       in net assets resulting
       from operations           (564,257,118)     24,237,724      (50,153,177)         2,745,639     (30,654,237)      (3,384,039)
                               --------------- ---------------    -------------     --------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners         144,008,397     359,280,576        4,299,562          8,773,830       3,019,266        5,084,048
  Net transfers (including
     fixed account)               203,930,812     100,035,711       72,518,370        (16,236,835)      5,672,326        5,074,707
  Contract charges                 (7,218,167)     (4,214,074)        (506,808)          (521,857)       (195,629)        (178,491)
  Transfers for contract
    benefits
     and terminations             (63,568,795)    (83,736,881)      (9,086,394)       (23,365,665)     (6,547,124)      (6,023,327)
                               --------------- ---------------    -------------     --------------    ------------    ------------
     Net increase (decrease)
       in net assets resulting
       from contract
         transactions             277,152,247     371,365,332       67,224,730        (31,350,527)      1,948,839        3,956,937
                               --------------- ---------------    -------------     --------------    ------------    ------------
     Net increase (decrease)
       in net assets             (287,104,871)    395,603,056       17,071,553        (28,604,888)    (28,705,398)         572,898
NET ASSETS:
  Beginning of period           1,381,939,858     986,336,802      125,554,567        154,159,455      82,325,135       81,752,237
                               --------------- ---------------    -------------     --------------    ------------    ------------
  End of period                $1,094,834,987  $1,381,939,858     $142,626,120      $ 125,554,567    $ 53,619,737     $ 82,325,135
                               =============== ===============    =============     ==============    ============    ============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                        MIST SSGA GROWTH AND                                           MIST MET/AIM CAPITAL
        MIST SSGA GROWTH ETF                      INCOME ETF    MIST LEGG MASON VALUE EQUITY                   APPRECIATION
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- ------------------------------
        2008            2007            2008            2007            2008            2007           2008            2007
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
    $ 16,888      $ (482,507)      $ 215,276      $ (598,720)     $ (313,496)     $ (493,962)      $ 78,258      $ (270,530)
     219,724         688,517         310,970         493,233         260,273         717,707       (834,449)     (1,083,063)
 (10,587,025)        961,089     (17,291,850)        992,983     (16,435,096)     (2,403,673)    (6,020,995)      3,322,820
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
 (10,350,413)      1,167,099     (16,765,604)        887,496     (16,488,319)     (2,179,928)    (6,777,186)      1,969,227
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
   1,014,397       6,953,032       5,296,169      21,569,605         566,166         610,917          2,976          27,164
  (5,756,466)        641,745       4,436,746      10,800,285       2,999,774      (7,944,133)      (750,162)     (1,443,656)
     (92,437)        (99,194)       (288,857)        (86,387)        (82,171)       (109,257)       (20,818)        (23,940)
    (785,691)     (1,304,305)     (1,929,541)     (1,492,568)     (1,296,955)     (1,930,339)    (2,165,781)     (3,664,772)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
  (5,620,197)      6,191,278       7,514,517      30,790,935       2,186,814      (9,372,812)    (2,933,785)     (5,105,204)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
 (15,970,610)      7,358,377      (9,251,087)     31,678,431     (14,301,505)    (11,552,740)    (9,710,971)     (3,135,977)
  35,243,332      27,884,955      57,258,882      25,580,451      28,657,072      40,209,812     17,443,288      20,579,265
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
$ 19,272,722    $ 35,243,332    $ 48,007,795    $ 57,258,882    $ 14,355,567    $ 28,657,072    $ 7,732,317    $ 17,443,288
=============== =============== =============== =============== =============== =============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                            MIST MFS EMERGING
                                            MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME                 MARKETS EQUITY
                                                  SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- -------------------------------- ------------------------------
                                          2008           2007           2008              2007            2008           2007
                                   -------------- -------------- -------------- ----------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (1,672)      $ (1,134)     $ 116,067          $ (4,342)     $ (248,604)     $ (81,160)
  Net realized gains (losses)          (11,061)        14,144         (8,044)            1,498         157,167      1,806,676
  Change in unrealized gains
     (losses) on investments          (390,089)        (1,486)      (418,059)           60,651     (26,807,070)      (483,026)
                                   -------------- -------------- -------------- ----------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                (402,822)        11,524       (310,036)           57,807     (26,898,507)     1,242,490
                                   -------------- -------------- -------------- ----------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              232,593         37,715        169,689           120,856       1,313,055        816,921
  Net transfers (including fixed
     account)                          962,060        342,557      1,322,095         1,042,216      45,043,323     (6,771,533)
  Contract charges                      (1,859)        (1,078)        (4,109)           (1,762)        (85,645)       (22,391)
  Transfers for contract benefits
     and terminations                  (50,715)       (70,842)      (174,342)          (67,625)     (2,307,931)      (627,808)
                                   -------------- -------------- -------------- ----------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    1,142,079        308,352      1,313,333         1,093,685      43,962,802     (6,604,811)
                                   -------------- -------------- -------------- ----------------- --------------- --------------
     Net increase (decrease)
       in net assets                   739,257        319,876      1,003,297         1,151,492      17,064,295     (5,362,321)
NET ASSETS:
  Beginning of period                  693,986        374,110      1,515,237           363,745       6,784,979     12,147,300
                                   -------------- -------------- -------------- ----------------- --------------- --------------
  End of period                    $ 1,433,243      $ 693,986    $ 2,518,534       $ 1,515,237    $ 23,849,274    $ 6,784,979
                                   ============== ============== ============== ================= =============== ==============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                  MIST AMERICAN                     MIST AMERICAN
         MIST LOOMIS SAYLES                                     MIST AMERICAN    FUNDS BALANCED    MIST AMERICAN     FUNDS GROWTH
             GLOBAL MARKETS    MIST RAINIER LARGE CAP EQUITY     FUNDS GROWTH        ALLOCATION       FUNDS BOND       ALLOCATION
                SUB-ACCOUNT                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------------------ -------------------------------- ---------------- ----------------- ---------------- --------------
       2008            2007           2008           2007 (A)         2008 (B)          2008 (B)         2008 (B)         2008 (B)
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- --------------
  $ 266,307       $ (54,750)     $ (96,008)           $ (536)       $ 281,459       $ 2,494,757        $ 227,133      $ 3,306,836
 (1,124,049)         83,104       (503,097)               27         (244,423)          (87,687)         (47,436)        (156,529)
 (3,950,906)        384,134     (1,839,760)           11,289       (3,082,009)      (19,128,434)        (480,363)     (31,509,925)
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- --------------
 (4,808,648)        412,488     (2,438,865)           10,780       (3,044,973)      (16,721,364)        (300,666)     (28,359,618)
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- --------------
  2,281,996         740,921        270,825            10,612        5,932,527        54,106,258        3,651,708       66,217,183
 (4,739,324)     12,610,746      6,836,351         1,132,471        5,542,435        46,719,640        1,782,471       53,565,291
    (30,205)         (5,199)       (39,719)             (486)          (3,837)          (86,818)          (3,008)        (104,701)
   (708,070)        (99,502)    (1,348,908)           (3,747)         (50,496)       (1,168,336)         (35,333)        (828,215)
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- --------------
 (3,195,603)     13,246,966      5,718,549         1,138,850       11,420,629        99,570,744        5,395,838      118,849,558
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- --------------
 (8,004,251)     13,659,454      3,279,684         1,149,630        8,375,656        82,849,380        5,095,172       90,489,940
 14,022,527         363,073      1,149,630                --               --                --               --               --
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- --------------
$ 6,018,276    $ 14,022,527    $ 4,429,314       $ 1,149,630      $ 8,375,656      $ 82,849,380      $ 5,095,172     $ 90,489,940
============== =============== ============== ================= ================ ================= ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                    MIST AMERICAN
                                   MIST AMERICAN            FUNDS           MIST    MIST DREMAN      MIST MET/        MIST MET/
                                           FUNDS         MODERATE      BLACKROCK      SMALL CAP      TEMPLETON         FRANKLIN
                                   INTERNATIONAL       ALLOCATION     HIGH YIELD          VALUE         GROWTH    MUTUAL SHARES
                                     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
                                         2008 (B)         2008 (B)       2008 (B)       2008 (B)       2008 (B)         2008 (B)
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 332,150      $ 1,546,632       $ (6,586)      $ (2,209)       $ 4,538        $ 305,388
  Net realized gains (losses)           (333,000)         (30,775)       (93,076)        (2,760)        (8,281)          (1,777)
  Change in unrealized gains
     (losses) on investments          (1,746,438)      (7,661,392)      (148,411)      (110,891)      (434,777)      (2,457,683)
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                (1,747,288)      (6,145,535)      (248,073)      (115,860)      (438,520)      (2,154,072)
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              3,386,433       24,835,473        698,261        172,090        674,944        4,406,661
  Net transfers (including fixed
     account)                          3,938,494       32,363,334        544,700        744,639      2,113,934       10,058,873
  Contract charges                        (2,742)         (53,075)          (156)          (119)          (266)          (1,776)
  Transfers for contract benefits
     and terminations                    (28,476)        (593,462)      (277,622)        (1,994)        (8,125)         (66,454)
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      7,293,709       56,552,270        965,183        914,616      2,780,487       14,397,304
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets                   5,546,421       50,406,735        717,110        798,756      2,341,967       12,243,232
NET ASSETS:
  Beginning of period                         --               --             --             --             --               --
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
  End of period                      $ 5,546,421     $ 50,406,735      $ 717,110      $ 798,756    $ 2,341,967     $ 12,243,232
                                   ================ ================ ============== ============== ============== ================

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST MET/
    FRANKLIN
   TEMPLETON
    FOUNDING
    STRATEGY     RUSSELL MULTI-STYLE EQUITY     RUSSELL AGGRESSIVE EQUITY              RUSSELL NON-U.S.
 SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
--------------- ------------------------------ ----------------------------- -----------------------------
     2008 (B)          2008            2007           2008           2007           2008           2007
--------------- -------------- --------------- -------------- -------------- -------------- --------------
   $ 712,075        $ 7,342       $ (84,295)     $ (17,703)     $ (50,324)     $ (98,376)     $ 103,834
     (22,288)      (172,267)      1,394,489       (156,612)       806,705       (101,949)     2,710,802
  (9,495,004)    (7,030,963)        592,416     (1,520,429)      (630,885)    (3,571,608)    (1,924,328)
--------------- -------------- --------------- -------------- -------------- -------------- --------------
  (8,805,217)    (7,195,888)      1,902,610     (1,694,744)       125,496     (3,771,933)       890,308
--------------- -------------- --------------- -------------- -------------- -------------- --------------
  27,288,722         41,600           3,000          9,517          5,463          1,450          1,500
  32,165,020        (64,063)       (885,723)        11,466       (111,636)       121,349       (424,537)
     (23,373)        (5,035)         (5,573)          (980)        (1,152)        (2,187)        (2,554)
    (521,898)    (1,893,953)     (6,311,113)      (390,627)    (1,170,972)      (924,644)    (2,539,176)
--------------- -------------- --------------- -------------- -------------- -------------- --------------
  58,908,471     (1,921,451)     (7,199,409)      (370,624)    (1,278,297)      (804,032)    (2,964,767)
--------------- -------------- --------------- -------------- -------------- -------------- --------------
  50,103,254     (9,117,339)     (5,296,799)    (2,065,368)    (1,152,801)    (4,575,965)    (2,074,459)
          --     18,778,587      24,075,386      4,129,569      5,282,370      9,316,786     11,391,245
--------------- -------------- --------------- -------------- -------------- -------------- --------------
$ 50,103,254    $ 9,661,248    $ 18,778,587    $ 2,064,201    $ 4,129,569    $ 4,740,821    $ 9,316,786
=============== ============== =============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                            RUSSELL CORE BOND    RUSSELL REAL ESTATE SECURITIES    AIM V.I. INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                ----------------------------- --------------------------------- --------------------------------
                                        2008            2007           2008               2007           2008              2007
                                ------------- --------------- -------------- ------------------ -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ 329,215       $ 552,643        $ 9,630           $ 22,552      $ (96,239)       $ (147,117)
  Net realized gains (losses)        134,638          (2,625)       (71,213)           654,085        530,584         2,774,652
  Change in unrealized gains
     (losses) on investments      (1,131,063)        269,128       (663,582)        (1,146,552)    (5,341,219)         (916,127)
                                ------------- --------------- -------------- ------------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations              (667,210)        819,146       (725,165)          (469,915)    (4,906,874)        1,711,408
                                ------------- --------------- -------------- ------------------ -------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 --              --          2,250                 --         57,336           237,958
  Net transfers (including fixed
     account)                       (687,594)        591,776         12,936            (83,243)    (1,817,140)       (2,862,172)
  Contract charges                    (3,369)         (3,283)          (451)              (565)       (25,210)          (29,000)
  Transfers for contract benefits
     and terminations             (1,578,395)     (2,287,628)      (228,543)          (550,204)    (1,109,135)       (1,612,501)
                                ------------- --------------- -------------- ------------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions (2,269,358)     (1,699,135)      (213,808)          (634,012)    (2,894,149)       (4,265,715)
                                ------------- --------------- -------------- ------------------ -------------- -----------------
     Net increase (decrease)
       in net assets              (2,936,568)       (879,989)      (938,973)        (1,103,927)    (7,801,023)       (2,554,307)
NET ASSETS:
  Beginning of period             14,474,327      15,354,316      2,112,446          3,216,373     13,839,627        16,393,934
                                ------------- --------------- -------------- ------------------ -------------- -----------------
  End of period                 $ 11,537,759    $ 14,474,327    $ 1,173,473        $ 2,112,446    $ 6,038,604      $ 13,839,627
                                ============= =============== ============== ================== ============== =================

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   DWS GOVERNMENT & AGENCY
                SECURITIES           MSF DAVIS VENTURE VALUE    MSF HARRIS OAKMARK FOCUSED VALUE             MSF JENNISON GROWTH
               SUB-ACCOUNT                       SUB-ACCOUNT                         SUB-ACCOUNT                     SUB-ACCOUNT
----------------------------- --------------------------------- ----------------------------------- -------------------------------
     2008             2007             2008             2007            2008                2007            2008            2007
------------ ---------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------
 $ 30,192         $ 44,208       $ (662,000)    $ (2,716,298)     $ (844,029)       $ (1,127,587)      $ 352,871    $ (1,046,814)
    2,741           (2,240)       3,811,642       26,405,264       1,654,931          14,505,871       4,360,177       7,883,237
   (3,036)           3,658     (113,323,254)     (14,384,112)    (29,688,547)        (19,716,259)    (30,142,871)        (53,240)
------------ ---------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------
   29,897           45,626     (110,173,612)       9,304,854     (28,877,645)         (6,337,975)    (25,429,823)      6,783,183
------------ ---------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------
    1,281              767        7,585,238        9,227,908         748,033           1,561,994       1,105,987       2,021,231
  (60,257)         (62,290)      (4,358,461)     (36,082,691)     (4,258,045)         (5,363,293)     (2,359,853)    (12,266,830)
   (1,376)          (1,213)        (826,197)        (894,124)       (214,593)           (280,871)       (232,382)       (241,555)
 (164,359)        (255,573)     (20,193,584)     (29,176,963)     (4,325,206)        (10,713,648)     (4,750,130)     (9,657,087)
------------ ---------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------
 (224,711)        (318,309)     (17,793,004)     (56,925,870)     (8,049,811)        (14,795,818)     (6,236,378)    (20,144,241)
------------ ---------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------
 (194,814)        (272,683)    (127,966,616)     (47,621,016)    (36,927,456)        (21,133,793)    (31,666,201)    (13,361,058)
1,048,765        1,321,448      286,644,026      334,265,042      67,473,501          88,607,294      70,723,890      84,084,948
------------ ---------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------
$ 853,951      $ 1,048,765    $ 158,677,410    $ 286,644,026    $ 30,546,045        $ 67,473,501    $ 39,057,689    $ 70,723,890
============ ================ ================ ================ =============== =================== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                           MSF CAPITAL GUARDIAN               MSF JULIUS BAER
                                           MSF MFS TOTAL RETURN                     U.S. EQUITY           INTERNATIONAL STOCK
                                                    SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- ------------------------------- -----------------------------
                                           2008            2007            2008            2007           2008           2007
                                   --------------- --------------- --------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 1,794,764       $ 764,627      $ (268,890)   $ (1,581,140)      $ 93,978      $ (56,061)
  Net realized gains (losses)         5,062,991       4,238,118      11,995,189      19,980,858        811,678      2,741,083
  Change in unrealized gains
     (losses) on investments        (26,370,639)     (2,480,780)    (69,902,195)    (19,731,356)    (4,769,119)    (1,871,753)
                                   --------------- --------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (19,512,884)      2,521,965     (58,175,896)     (1,331,638)    (3,863,463)       813,269
                                   --------------- --------------- --------------- --------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,844,816       2,971,797         577,040       1,826,006         80,963        118,021
  Net transfers (including fixed
     account)                         1,666,610       5,661,719      (5,878,278)     (5,604,110)        88,103     (3,454,663)
  Contract charges                     (167,407)       (154,144)       (217,655)       (240,222)       (30,089)       (32,136)
  Transfers for contract benefits
     and terminations                (7,347,556)     (8,149,348)    (12,860,790)    (21,814,215)      (528,760)      (555,807)
                                   --------------- --------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (4,003,537)        330,024     (18,379,683)    (25,832,541)      (389,783)    (3,924,585)
                                   --------------- --------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets                (23,516,421)      2,851,989     (76,555,579)    (27,164,179)    (4,253,246)    (3,111,316)
NET ASSETS:
  Beginning of period                86,770,491      83,918,502     153,904,080     181,068,259      8,920,544     12,031,860
                                   --------------- --------------- --------------- --------------- -------------- --------------
  End of period                    $ 63,254,070    $ 86,770,491    $ 77,348,501    $153,904,080    $ 4,667,298    $ 8,920,544
                                   =============== =============== =============== =============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

  MSF BLACKROCK MONEY MARKET         MSF METLIFE STOCK INDEX       MSF BLACKROCK BOND INCOME    MSF BLACKROCK STRATEGIC VALUE
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- --------------------------------
        2008            2007            2008            2007            2008            2007           2008              2007
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
 $ 1,459,343     $ 3,239,963        $ 12,931      $ (329,656)    $ 1,087,401       $ 432,948      $ (24,819)        $ (37,534)
          --              --        (105,902)      4,282,606         (61,016)       (157,357)        15,294           229,921
          --              --     (14,143,982)     (2,637,207)     (2,502,023)      1,003,600       (925,119)         (324,702)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
   1,459,343       3,239,963     (14,236,953)      1,315,743      (1,475,638)      1,279,191       (934,644)         (132,315)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
  25,860,624      24,525,877         706,646         831,403       1,786,820       1,231,591          7,237            28,675
 150,514,889      82,824,803        (154,326)        266,696       6,670,340      (7,094,151)       166,031          (319,905)
    (518,549)       (318,953)       (118,449)       (123,990)        (70,103)        (54,741)        (8,607)           (8,907)
 (67,186,602)    (91,619,481)     (2,269,533)     (3,686,152)     (3,172,434)     (2,251,227)       (80,705)         (179,167)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
 108,670,362      15,412,246      (1,835,662)     (2,712,043)      5,214,623      (8,168,528)        83,956          (479,304)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
 110,129,705      18,652,209     (16,072,615)     (1,396,300)      3,738,985      (6,889,337)      (850,688)         (611,619)
 109,887,921      91,235,712      38,415,249      39,811,549      29,400,150      36,289,487      2,389,410         3,001,029
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
$220,017,626    $109,887,921    $ 22,342,634    $ 38,415,249    $ 33,139,135    $ 29,400,150    $ 1,538,722       $ 2,389,410
=============== =============== =============== =============== =============== =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                        MSF FRANKLIN TEMPLETON    MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT
                                              SMALL CAP GROWTH    STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT
                                                   SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------ ------------------------------- -------------------------------
                                          2008            2007           2008             2007           2008             2007
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (151,815)     $ (200,740)     $ 146,937         $ 56,877       $ 41,610          $ 5,790
  Net realized gains (losses)          848,489       1,840,066       (125,999)          31,871        (54,425)           6,291
  Change in unrealized gains
     (losses) on investments        (6,718,746)     (1,127,390)      (987,962)          45,831        (64,899)          22,512
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations              (6,022,072)        511,936       (967,024)         134,579        (77,714)          34,593
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              739,587       1,211,623         18,349          138,787      1,076,198          588,059
  Net transfers (including fixed
     account)                        1,736,129      (8,429,640)      (204,765)          11,202      4,028,292          309,580
  Contract charges                     (38,339)        (40,179)       (18,508)         (16,322)        (7,352)          (2,997)
  Transfers for contract benefits
     and terminations                 (720,716)       (610,551)      (472,449)        (545,786)      (422,821)         (57,170)
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transaction     1,716,661      (7,868,747)      (677,373)        (412,119)     4,674,317          837,472
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets                (4,305,411)     (7,356,811)    (1,644,397)        (277,540)     4,596,603          872,065
NET ASSETS:
  Beginning of period               13,363,331      20,720,142      5,877,310        6,154,850      1,940,597        1,068,532
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
  End of period                    $ 9,057,920    $ 13,363,331    $ 4,232,913      $ 5,877,310    $ 6,537,200      $ 1,940,597
                                   ============== =============== ============== ================ ============== ================

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                      MSF MET/
                                                                                                                   DIMENSIONAL
     MSF T. ROWE PRICE SMALL CAP     MSF T. ROWE PRICE LARGE CAP                                      MSF MFS    INTERNATIONAL
                          GROWTH                          GROWTH    MSF OPPENHEIMER GLOBAL EQUITY       VALUE    SMALL COMPANY
                     SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT
-------------------------------- ------------------------------- -------------------------------- ----------------------------
       2008           2007            2008            2007            2008             2007        2008 (B)      2008 (C)
-------------   ------------- --------------- --------------- --------------- ---------------- --------------   -----------
 $ (131,646)    $ (174,843)     $ (616,856)     $ (966,497)      $ 129,711        $ (35,192)      $ (4,768)        $ (20)
  1,668,071        613,009       2,671,089       6,886,356         201,852          678,988         (2,047)           --
 (5,486,077)       540,791     (31,591,773)        497,289      (8,211,330)         247,590       (275,836)        1,427
-------------   ------------- --------------- --------------- --------------- ---------------- --------------   -----------
 (3,949,652)       978,957     (29,537,540)      6,417,148      (7,879,767)         891,386       (282,651)        1,407
-------------   ------------- --------------- --------------- --------------- ---------------- --------------   -----------
     83,282        128,842         590,582       1,180,528         308,140          593,732        530,667        34,889
   (347,798)      (482,627)     (1,877,989)    (42,288,504)        494,518        2,688,988      1,861,328           610
    (23,340)       (22,563)       (194,280)       (219,216)        (33,937)         (34,234)          (419)           --
   (844,938)    (1,438,408)     (4,764,742)     (6,567,377)     (1,276,247)      (1,775,559)       (10,602)         (509)
-------------   ------------- --------------- --------------- --------------- ---------------- --------------   -----------
 (1,132,794)    (1,814,756)     (6,246,429)    (47,894,569)       (507,526)       1,472,927      2,380,974        34,990
-------------   ------------- --------------- --------------- --------------- ---------------- --------------   -----------
 (5,082,446)      (835,799)    (35,783,969)    (41,477,421)     (8,387,293)       2,364,313      2,098,323        36,397
 11,605,383     12,441,182      73,226,346     114,703,767      19,496,970       17,132,657             --            --
-------------   ------------- --------------- --------------- --------------- ---------------- --------------   -----------
$ 6,522,937   $ 11,605,383    $ 37,442,377    $ 73,226,346    $ 11,109,677     $ 19,496,970    $ 2,098,323       $ 36,397
=============   ============= =============== =============== =============== ================ ==============   ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   PUTNAM VT GROWTH AND INCOME               PUTNAM VT VISTA         PUTNAM VT EQUITY INCOME
                                                   SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------ ----------------------------- -------------------------------
                                          2008            2007           2008           2007            2008            2007
                                   -------------- --------------- -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 135,089        $ 37,708      $ (39,316)     $ (62,496)      $ 356,834       $ 121,566
  Net realized gains (losses)          889,894       3,284,631        (96,973)       (91,634)        776,501       3,453,450
  Change in unrealized gains
     (losses) on investments        (6,641,584)     (4,429,636)    (1,415,151)       303,960     (14,412,375)     (2,799,230)
                                   -------------- --------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (5,616,601)     (1,107,297)    (1,551,440)       149,830     (13,279,040)        775,786
                                   -------------- --------------- -------------- -------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              154,486         173,693         37,962         45,530         329,561       2,042,424
  Net transfers (including fixed
     account)                       (1,033,975)       (332,401)       (21,599)      (640,816)     (1,601,167)      5,143,454
  Contract charges                     (12,089)        (13,766)        (1,759)        (2,196)        (85,355)        (82,070)
  Transfers for contract benefits
     and terminations               (1,371,375)     (3,855,070)      (413,006)      (952,330)     (3,716,681)     (3,298,665)
                                   -------------- --------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transaction    (2,262,953)     (4,027,544)      (398,402)    (1,549,812)     (5,073,642)      3,805,143
                                   -------------- --------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets                (7,879,554)     (5,134,841)    (1,949,842)    (1,399,982)    (18,352,682)      4,580,929
NET ASSETS:
  Beginning of period               15,743,571      20,878,412      3,664,269      5,064,251      44,391,661      39,810,732
                                   -------------- --------------- -------------- -------------- --------------- ---------------
  End of period                    $ 7,864,017    $ 15,743,571    $ 1,714,427    $ 3,664,269    $ 26,038,979    $ 44,391,661
                                   ============== =============== ============== ============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

      FTVIPT TEMPLETON GROWTH        FTVIPT TEMPLETON FOREIGN
                   SECURITIES                      SECURITIES    FIDELITY VIP GROWTH OPPORTUNTIES    FIDELITY VIP EQUITY-INCOME
                  SUB-ACCOUNT                     SUB-ACCOUNT                         SUB-ACCOUNT                   SUB-ACCOUNT
-------------------------------- ------------------------------- ----------------------------------- -----------------------------
        2008             2007            2008            2007         2008                   2007           2008           2007
--------------- ---------------- --------------- --------------- ------------     ------------------ -------------- --------------
   $ 130,171         $ 37,661       $ 399,006       $ 267,150     $ (1,533)              $ (3,102)      $ 37,727        $ 9,362
     471,445        1,071,572       4,150,828      11,333,908         (972)                 1,990       (716,937)     1,052,696
  (9,081,182)      (1,077,442)    (24,255,313)     (4,646,750)    (121,192)                44,671     (2,670,905)    (1,072,377)
--------------- ---------------- --------------- --------------- ------------     ------------------ -------------- --------------
  (8,479,566)          31,791     (19,705,479)      6,954,308     (123,697)                43,559     (3,350,115)       (10,319)
--------------- ---------------- --------------- --------------- ------------     ------------------ -------------- --------------
     329,132        2,446,243         338,447       1,159,342       17,178                  1,250         78,119         68,011
   1,122,885        6,683,188      (3,325,795)    (18,625,145)      25,413                 (6,290)    (1,121,943)       518,279
     (34,758)         (26,308)       (121,029)       (131,977)        (148)                  (189)       (20,905)       (24,212)
  (1,152,048)      (1,105,032)     (3,456,818)     (4,984,549)      (8,566)               (65,156)      (654,528)      (860,963)
--------------- ---------------- --------------- --------------- ------------     ------------------ -------------- --------------
     265,211        7,998,091      (6,565,195)    (22,582,329)      33,877                (70,385)    (1,719,257)      (298,885)
--------------- ---------------- --------------- --------------- ------------     ------------------ -------------- --------------
  (8,214,355)       8,029,882     (26,270,674)    (15,628,021)     (89,820)               (26,826)    (5,069,372)      (309,204)
  18,987,897       10,958,015      52,175,234      67,803,255      197,857                224,683      8,847,588      9,156,792
--------------- ---------------- --------------- --------------- ------------     ------------------ -------------- --------------
$ 10,773,542     $ 18,987,897    $ 25,904,560    $ 52,175,234    $ 108,037              $ 197,857    $ 3,778,216    $ 8,847,588
=============== ================ =============== =============== ============     ================== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                         PIMCO VIT HIGH YIELD        PIMCO VIT LOW DURATION
                                                  SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- -----------------------------
                                          2008           2007           2008           2007
                                   -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 459,445      $ 509,321      $ 252,149      $ 292,400
  Net realized gains (losses)         (267,616)       107,324        117,735        (23,753)
  Change in unrealized gains
     (losses) on investments        (2,115,063)      (393,524)      (573,936)       232,553
                                   -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (1,923,234)       223,121       (204,052)       501,200
                                   -------------- -------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               45,484        236,367        105,035         85,852
  Net transfers (including fixed
     account)                         (588,046)    (5,917,985)     1,239,819       (109,712)
  Contract charges                     (29,574)       (29,500)       (37,730)       (28,171)
  Transfers for contract benefits
     and terminations                 (577,569)      (499,934)      (696,452)    (1,159,110)
                                   -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transaction    (1,149,705)    (6,211,052)       610,672     (1,211,141)
                                   -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets                (3,072,939)    (5,987,931)       406,620       (709,941)
NET ASSETS:
  Beginning of period                8,446,130     14,434,061      8,992,891      9,702,832
                                   -------------- -------------- -------------- --------------
  End of period                    $ 5,373,192    $ 8,446,130    $ 9,399,511    $ 8,992,891
                                   ============== ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                        AMERICAN
                                                                                                           FUNDS        AMERICAN
   PIMCO VIT STOCKSPLUS GROWTH                                                                      GLOBAL SMALL           FUNDS
                    AND INCOME          PIMCO VIT TOTAL RETURN    AMERICAN FUNDS GLOBAL GROWTH    CAPITALIZATION          GROWTH
                   SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
------------------------------ ------------------------------- ------------------------------- ----------------- ---------------
     2008              2007            2008            2007            2008            2007           2008 (B)        2008 (B)
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
 $ 65,114          $ 96,156       $ 496,790       $ 646,032       $ 354,513       $ 149,045          $ (7,173)      $ 106,361
  (21,068)           51,946         409,519          90,176         892,317         220,803            51,487         166,927
 (667,123)          (69,013)       (399,549)        558,878      (9,875,582)        111,988          (925,619)     (3,403,192)
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
 (623,077)           79,089         506,760       1,295,086      (8,628,752)        481,836          (881,305)     (3,129,904)
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
    3,912            55,775           5,666           5,445       3,599,210       1,764,876           802,399       4,160,363
  158,854             2,522      (2,359,150)     (3,013,968)     17,940,820       8,265,449         3,239,814      13,240,482
   (3,880)           (4,149)        (36,973)        (33,199)        (23,611)         (5,398)             (224)         (1,596)
 (110,206)          (75,136)     (2,580,385)     (2,974,796)       (943,913)       (314,508)          (16,599)        (85,581)
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
   48,680           (20,988)     (4,970,842)     (6,016,518)     20,572,506       9,710,419         4,025,390      17,313,668
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
 (574,397)           58,101      (4,464,082)     (4,721,432)     11,943,754      10,192,255         3,144,085      14,183,764
1,512,979         1,454,878      18,565,738      23,287,170      10,517,598         325,343                --              --
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
$ 938,582       $ 1,512,979    $ 14,101,656    $ 18,565,738    $ 22,461,352    $ 10,517,598       $ 3,144,085    $ 14,183,764
============ ================= =============== =============== =============== =============== ================= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
Russell Investment Funds ("Russell")
AIM Variable Insurance Funds ("AIM V.I.")
DWS Variable Series II ("DWS")
Metropolitan Series Fund, Inc. ("MSF")*
Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Fidelity Variable Insurance Products ("Fidelity VIP")
PIMCO Variable Insurance Trust ("PIMCO VIT")
American Funds Insurance Series ("American Funds")

* See Note 3 for discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts were available for investment as of December 31, 2008:

MIST Lord Abbett Growth and Income Sub-Account*
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account*
MIST Oppenheimer Capital Appreciation Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason Partners Aggressive Growth
Sub-Account*
MIST PIMCO Total Return Sub-Account*
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account*
MIST MFS Research International Sub-Account*
MIST Met/AIM Small Cap Growth Sub-Account*
MIST Lazard Mid Cap Sub-Account*

MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account*
MIST Clarion Global Real Estate Sub-Account*
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST Legg Mason Value Equity Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account*
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST MFS Emerging Markets Equity Sub-Account*
MIST Loomis Sayles Global Markets Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Growth Sub-Account (a)
MIST American Funds Balanced Allocation
Sub-Account (a)
MIST American Funds Bond Sub-Account (a)
MIST American Funds Growth Allocation
Sub-Account (a)
MIST American Funds International Sub-Account (a)
MIST American Funds Moderate Allocation
Sub-Account (a)
MIST BlackRock High Yield Sub-Account (a)
MIST Dreman Small Cap Value Sub-Account (a)
MIST Met/Templeton Growth Sub-Account (a)
MIST Met/Franklin Mutual Shares Sub-Account (a)
MIST Met/Franklin Templeton Founding Strategy
Sub-Account (a)
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account*
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account
MSF MFS Total Return Sub-Account*
MSF Capital Guardian U.S. Equity Sub-Account*

MSF Julius Baer International Stock Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF MetLife Stock Index Sub-Account*
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Strategic Value Sub-Account
MSF Franklin Templeton Small Cap Growth
Sub-Account
MSF Western Asset Management Strategic Bond
Opportunities Sub-Account*
MSF Western Asset Management U.S. Government
Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF T. Rowe Price Large Cap Growth Sub-Account*
MSF Oppenheimer Global Equity Sub-Account
MSF MFS Value Sub-Account (a)
MSF Met/Dimensional International Small Company
Sub-Account (a)
Putnam VT Growth and Income Sub-Account*
Putnam VT Vista Sub-Account*
Putnam VT Equity Income Sub-Account
FTVIPT Templeton Growth Securities Sub-Account*
FTVIPT Templeton Foreign Securities Sub-Account
Fidelity VIP Growth Opportunties Sub-Account
Fidelity VIP Equity-Income Sub-Account*
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
PIMCO VIT StocksPLUS Growth and Income
Sub-Account
PIMCO VIT Total Return Sub-Account
American Funds Global Growth Sub-Account
American Funds Global Small Capitalization
Sub-Account (a)
American Funds Growth Sub-Account (a)

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.


(a) This Sub-Account began operations during the year ended December 31, 2008.

The following Sub-Accounts ceased operations during the year ended December 31, 2008:

FTVIPT Templeton Developing Markets Securities Sub-Account
MIST Strategic Conservative Growth Sub-Account
MIST Strategic Growth and Income Sub-Account
MIST Strategic Growth Sub-Account

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2008:

NAME CHANGES:

OLD NAME

Neuberger Berman Real Estate Portfolio
FI International Stock Portfolio
Cyclical Growth and Income ETF Portfolio
Cyclical Growth ETF Portfolio

NEW NAME

Clarion Global Estate Portfolio
Julius Baer International Stock Portfolio
SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio

SUBSTITUTION:

OLD NAME

Templeton Developing Markets Securities Fund

NEW NAME

MFS Emerging Markets Equity Portfolio

MERGERS:

OLD NAME

Strategic Conservative Growth Portfolio
Strategic Growth and Income Portfolio
Strategic Growth Portfolio

NEW NAME

MetLife Growth Strategy Portfolio
MetLife Balanced Strategy Portfolio
MetLife Aggressive Strategy Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable to variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value or price per share as determined by the Trusts as of the end of year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets and liabilities based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

Effective January 1, 2008, the Separate Account adopted SFAS 157 and applied provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 had no impact on the fair value of items measured at fair value. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily net asset value as reported by the Trusts at the close of each business day. On that basis, the fair value measurements of all shares held by the Separate Account are reported as Level 1.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. The adoption of FIN 48 had no impact on the financial statements of each of the Sub-Accounts.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51 ("SFAS 160"). SFAS 160 defines and establishes accounting and reporting standards for noncontrolling interests in a subsidiary. The pronouncement is effective for fiscal years beginning on or after December 15, 2008. The Separate Account believes the adoption of SFAS 160 will have no material impact on the financial statements of each of the Sub-Accounts.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated.The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2008:

Mortality and Expense Risk   0.50% - 1.60%
                             ---------------
Administrative               0.15% - 0.25%
                             ---------------
Optional Death Benefit Rider 0.15% - 0.35%
                             ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders as well as $10 for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from .35% to 1.50% of the account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain investments in the various portfolios, series, or funds in the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and Metlife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                        ------------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                             SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                        ----------- ------------- ------------- --------------
MIST Lord Abbett Growth and Income Sub-Account           35,204,348   849,466,231   106,426,691    144,187,236
MIST Lord Abbett Bond Debenture Sub-Account              20,944,447   252,279,078    17,252,315     47,569,757
MIST Van Kampen Mid Cap Growth Sub-Account                5,393,396    48,493,165     7,375,317      7,175,888
MIST Lord Abbett Mid Cap Value Sub-Account               15,272,238   292,395,645    40,673,598     39,137,832
MIST Oppenheimer Capital Appreciation Sub-Account        16,398,859   128,733,347    35,904,946     19,097,687
MIST PIMCO Inflation Protected Bond Sub-Account           5,370,463    57,402,360    20,128,861     19,474,241
MIST Legg Mason Partners Aggressive Growth Sub-Account   10,302,481    73,195,760     1,396,122     10,978,658
MIST PIMCO Total Return Sub-Account                      24,769,818   284,372,780    56,764,659     39,631,268
MIST RCM Technology Sub-Account                           2,809,348    12,733,262     7,335,876      3,941,202
MIST T. Rowe Price Mid Cap Growth Sub-Account             9,165,948    71,543,680    18,015,823     19,619,950
MIST MFS Research International Sub-Account              14,024,614   168,733,005    30,207,987     35,537,131
MIST Met/AIM Small Cap Growth Sub-Account                 4,591,128    57,109,290    10,184,434     12,952,235
MIST Lazard Mid Cap Sub-Account                           4,575,346    59,322,952     7,429,098      9,124,217
MIST Harris Oakmark International Sub-Account             5,205,694    77,885,379    16,511,048     18,036,769
MIST Third Avenue Small Cap Value Sub-Account             4,408,206    63,761,365     8,582,451     15,782,726
MIST Clarion Global Real Estate Sub-Account               3,589,266    48,770,719     7,173,291      6,366,338
MIST Turner Mid Cap Growth Sub-Account                    1,084,655    12,672,523     6,450,733      4,756,860
MIST Goldman Sachs Mid Cap Value Sub-Account              1,916,327    25,421,248     3,916,310      9,651,283
MIST MetLife Defensive Strategy Sub-Account              19,867,799   209,936,436   105,593,982     31,996,852
MIST MetLife Moderate Strategy Sub-Account               48,717,569   522,912,730   116,816,168     35,988,633
MIST MetLife Balanced Strategy Sub-Account              159,961,270 1,611,215,188   530,876,998     40,674,009
MIST MetLfie Growth Strategy Sub-Account                153,985,297 1,621,008,814   455,952,294     71,297,734
MIST MetLife Aggressive Strategy Sub-Account             22,603,277   193,459,678   103,784,841     22,654,697
MIST Van Kampen Comstock Sub-Account                      7,850,815    83,288,272    11,658,932      6,569,411
MIST SSgA Growth ETF Sub-Account                          2,474,079    26,791,611     2,702,844      7,743,070
MIST SSgA Growth and Income ETF Sub-Account               5,674,709    62,818,302    14,251,128      5,277,690
MIST Legg Mason Value Equity Sub-Account                  3,141,496    31,014,656     4,583,241      1,773,440
MIST Met/AIM Capital Appreciation Sub-Account             1,136,434    13,043,846       499,030      3,354,171
MIST Pioneer Fund Sub-Account                               141,568     1,812,147     1,244,409        103,705
MIST Pioneer Strategic Income Sub-Account                   301,373     2,888,344     2,534,641      1,105,144
MIST MFS Emerging Markets Equity Sub-Account              4,173,476    50,006,174    50,894,150      5,762,459
MIST Loomis Sayles Global Markets Sub-Account               831,370     9,554,620     9,990,355     12,377,821
MIST Rainier Large Cap Equity Sub-Account                   769,139     6,258,714     9,539,292      3,830,482
MIST American Funds Growth Sub-Account (a)                1,501,121    11,458,264    12,182,289        479,602
MIST American Funds Balanced Allocation Sub-Account (a)  12,148,079   101,978,331   102,932,282        861,648
MIST American Funds Bond Sub-Account (a)                    593,906     5,576,080     6,304,179        680,662
MIST American Funds Growth Allocation Sub-Account (a)    14,737,856   122,000,358   122,769,501        610,962
MIST American Funds International Sub-Account (a)           971,463     7,293,493    10,080,602      2,453,992
MIST American Funds Moderate Allocation Sub-Account (a)   6,738,927    58,068,564    58,292,105        191,153
MIST BlackRock High Yield Sub-Account (a)                   123,722       865,997     1,609,175        650,103
MIST Dreman Small Cap Value Sub-Account (a)                  81,624       909,995       926,380         13,625
MIST Met/Templeton Growth Sub-Account (a)                   354,914     2,777,213     2,866,795         81,301
MIST Met/Franklin Mutual Shares Sub-Account (a)           1,892,451    14,701,844    14,728,936         25,315
MIST Met/Franklin Templeton Founding Strategy
  Sub-Account (a)                                         7,188,533    59,599,081    59,701,337         79,967
Russell Multi-Style Equity Sub-Account                    1,062,853    15,042,109       649,170      2,412,366
Russell Aggressive Equity Sub-Account                       281,234     3,733,078        99,995        487,564
Russell Non-U.S. Sub-Account                                629,606     7,306,585       312,033      1,145,203
Russell Core Bond Sub-Account                             1,232,674    12,579,646     1,111,605      2,792,995
Russell Real Estate Securities Sub-Account                  124,049     1,988,395       127,928        331,118

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                               SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                           ---------- ------------ ------------- --------------
AIM V.I. International Growth Sub-Account                     311,776    7,565,197       725,599      3,597,167
DWS Government & Agency Securities Sub-Account                 68,897      832,260       110,164        304,636
MSF Davis Venture Value Sub-Account                         7,342,050  201,768,243    10,922,652     28,060,911
MSF Harris Oakmark Focused Value Sub-Account                  295,738   65,064,540     9,685,986     12,348,756
MSF Jennison Growth Sub-Account                             5,033,351   54,738,134     9,819,423     10,724,620
MSF MFS Total Return Sub-Account                              593,538   83,466,454    11,810,379      7,999,895
MSF Capital Guardian U.S. Equity Sub-Account               12,002,895  135,037,531    18,686,398     20,578,903
MSF Julius Baer International Stock Sub-Account               606,761    7,268,993     1,673,424      1,160,499
MSF BlackRock Money Market Sub-Account                      2,200,186  220,018,483   183,169,392     73,039,909
MSF MetLife Stock Index Sub-Account                         1,042,329   34,512,829     9,030,964      9,543,500
MSF BlackRock Bond Income Sub-Account                         326,681   34,446,460     9,949,448      3,646,941
MSF BlackRock Strategic Value Sub-Account                     184,339    2,751,241       674,062        421,172
MSF Franklin Templeton Small Cap Growth Sub-Account         1,629,298   15,835,786     3,699,061        952,875
MSF Western Asset Management Strategic Bond Opportunities
  Sub-Account                                                 411,429    5,060,710     1,103,469      1,598,216
MSF Western Asset Management U.S. Government
  Sub-Account                                                 550,807    6,564,647     8,071,308      3,355,076
MSF T. Rowe Price Small Cap Growth Sub-Account                732,511    9,792,915     3,131,825      2,530,011
MSF T. Rowe Price Large Cap Growth Sub-Account              4,152,443   57,321,732     6,565,646     10,139,326
MSF Oppenheimer Global Equity Sub-Account                   1,126,868   17,435,765     2,492,013      2,276,919
MSF MFS Value Sub-Account (a)                                 227,404    2,374,779     2,412,397         35,570
MSF Met/Dimensional International Small Company
  Sub-Account (b)                                               3,585       34,993        34,993             --
Putnam VT Growth and Income Sub-Account                       682,803   15,841,415     3,079,236      2,988,432
Putnam VT Vista Sub-Account                                   202,313    3,038,275       146,892        584,516
Putnam VT Equity Income Sub-Account                         2,692,856   36,895,750     3,222,306      6,213,806
FTVIPT Templeton Growth Securities Sub-Account              1,312,437   19,296,371     3,500,771      1,966,069
FTVIPT Templeton Foreign Securities Sub-Account             2,396,724   35,726,083     5,794,180      8,156,180
Fidelity VIP Growth Opportunties Sub-Account                   10,818      197,342        45,801         13,479
Fidelity VIP Equity-Income Sub-Account                        290,178    6,817,568       953,639      2,628,374
PIMCO VIT High Yield Sub-Account                              949,416    7,613,342     1,200,113      1,872,134
PIMCO VIT Low Duration Sub-Account                            971,060    9,902,789     3,946,386      2,925,940
PIMCO VIT StocksPLUS Growth and Income Sub-Account            159,198    1,457,986       372,417        258,361
PIMCO VIT Total Return Sub-Account                          1,367,784   13,963,079     1,459,189      5,661,889
American Funds Global Growth Sub-Account                    1,618,340   32,222,814    23,167,525        939,905
American Funds Global Small Capitalization Sub-Account (a)    285,097    4,070,236     4,070,642            261
American Funds Growth Sub-Account (a)                         426,344   17,587,659    17,603,682         13,404

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                 MIST LORD ABBETT            MIST LORD ABBETT            MIST VAN KAMPEN
                                GROWTH AND INCOME              BOND DEBENTURE             MID CAP GROWTH
                                      SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                         --------------------------- --------------------------- --------------------------
                               2008          2007          2008          2007         2008          2007
                         ------------- ------------- ------------- ------------- ------------ -------------
Units beginning of year  18,549,732    22,197,014    15,243,991    16,590,983    4,713,956     5,207,161
Units issued and
  transferred from other
  funding options           693,651       758,098       890,890     2,414,744      569,466       566,343
Units redeemed and
  transferred to other
  funding options        (3,459,124)   (4,405,380)   (3,253,347)   (3,761,736)    (975,493)   (1,059,547)
                         ------------- ------------- ------------- ------------- ------------ -------------
Units end of year        15,784,259    18,549,732    12,881,534    15,243,991    4,307,929     4,713,956
                         ============= ============= ============= ============= ============ =============

                         MIST LEGG MASON PARTNERS                  MIST PIMCO                    MIST RCM
                                AGGRESSIVE GROWTH                TOTAL RETURN                  TECHNOLOGY
                                      SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                         --------------------------- --------------------------- ---------------------------
                               2008          2007          2008          2007          2008          2007
                         ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year  10,825,029    13,441,619    21,297,880    26,133,024     2,132,403     2,231,169
Units issued and
  transferred from other
  funding options           531,044       821,885     6,736,163     2,663,362       783,889       913,172
Units redeemed and
  transferred to other
  funding options        (1,822,020)   (3,438,475)   (6,487,362)   (7,498,506)   (1,000,979)   (1,011,938)
                         ------------- ------------- ------------- ------------- ------------- -------------
Units end of year         9,534,053    10,825,029    21,546,681    21,297,880     1,915,313     2,132,403
                         ============= ============= ============= ============= ============= =============

                                    MIST LAZARD                 MIST HARRIS           MIST THIRD AVENUE
                                        MID CAP       OAKMARK INTERNATIONAL             SMALL CAP VALUE
                                    SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                         ------------------------- --------------------------- ---------------------------
                              2008         2007          2008          2007          2008          2007
                         ------------ ------------ ------------- ------------- ------------- -------------
Units beginning of year  3,770,936    2,006,766     4,762,025     5,683,024     4,502,597     5,547,538
Units issued and
  transferred from other
  funding options          476,970    2,592,898       659,045     1,038,029       607,813       479,229
Units redeemed and
  transferred to other
  funding options         (877,766)    (828,728)   (1,462,163)   (1,959,028)   (1,304,945)   (1,524,170)
                         ------------ ------------ ------------- ------------- ------------- -------------
Units end of year        3,370,140    3,770,936     3,958,907     4,762,025     3,805,465     4,502,597
                         ============ ============ ============= ============= ============= =============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.

        MIST LORD ABBETT            MIST OPPENHEIMER                  MIST PIMCO
           MID CAP VALUE        CAPITAL APPRECIATION    INFLATION PROTECTED BOND
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2008          2007          2008          2007          2008          2007
------------- ------------- ------------- ------------- ------------- -------------
10,670,585    10,813,416    13,026,225    15,156,483     4,886,261     5,893,926
   768,861     2,728,519     1,240,753     1,865,281     2,140,031       539,286
(2,196,741)   (2,871,350)   (2,892,876)   (3,995,539)   (2,216,965)   (1,546,952)
------------- ------------- ------------- ------------- ------------- -------------
 9,242,705    10,670,585    11,374,102    13,026,225     4,809,327     4,886,261
============= ============= ============= ============= ============= =============

      MIST T. ROWE PRICE                    MIST MFS                MIST MET/AIM
          MID CAP GROWTH      RESEARCH INTERNATIONAL            SMALL CAP GROWTH
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2008          2007          2008          2007          2008          2007
------------- ------------- ------------- ------------- ------------- -------------
 9,539,996    12,903,767    10,899,017    13,357,797     4,651,987     5,984,113
 1,861,683     2,124,155     1,285,188     1,089,410       657,760       447,020
(3,088,363)   (5,487,926)   (2,848,208)   (3,548,191)   (1,210,411)   (1,779,146)
------------- ------------- ------------- ------------- ------------- -------------
 8,313,316     9,539,996     9,335,997    10,899,017     4,099,336     4,651,987
============= ============= ============= ============= ============= =============

    MIST CLARION GLOBAL             MIST TURNER        MIST GOLDMAN SACHS
            REAL ESTATE          MID CAP GROWTH             MID CAP VALUE
            SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
-------------------------- ----------------------- -------------------------
     2008          2007        2008        2007         2008         2007
------------ ------------- ----------- ----------- ------------ ------------
2,938,688     3,924,423     986,986     989,402    2,167,077    2,536,265
  423,871       554,362     514,926     241,837      192,676      603,616
 (630,052)   (1,540,097)   (504,340)   (244,254)    (765,044)    (972,804)
------------ ------------- ----------- ----------- ------------ ------------
2,732,507     2,938,688     997,572     986,986    1,594,709    2,167,077
============ ============= =========== =========== ============ ============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                     MIST METLIFE                 MIST METLIFE                   MIST METLIFE
                               DEFENSIVE STRATEGY            MODERATE STRATEGY              BALANCED STRATEGY
                                      SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                         --------------------------- ---------------------------- ---------------------------
                               2008          2007           2008          2007           2008            2007
                         ------------- ------------- -------------- ------------- ------------ --------------
Units beginning of year  12,464,828     8,262,424     39,851,796    27,420,828     99,569,767     74,894,089
Units issued and
  transferred from other
  funding options        14,081,932     8,777,923     16,359,927    17,398,719     58,841,270     37,005,670
Units redeemed and
  transferred to other
  funding options        (7,538,229)   (4,575,519)   (10,250,284)   (4,967,751)   (19,594,042)   (12,329,992)
                         ------------- ------------- -------------- ------------- ------------ --------------
Units end of year        19,008,531    12,464,828     45,961,439    39,851,796    138,816,995     99,569,767
                         ============= ============= ============== ============= ============ ==============

                                      MIST SSGA                 MIST SSGA            MIST LEGG MASON
                                     GROWTH ETF     GROWTH AND INCOME ETF               VALUE EQUITY
                                    SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                         ------------------------- ------------------------- --------------------------
                              2008         2007         2008         2007         2008          2007
                         ------------ ------------ ------------ ------------ ------------ -------------
Units beginning of year  2,966,761    2,443,105    4,939,205    2,292,596    2,772,017     3,604,696
Units issued and
  transferred from other
  funding options          278,061      969,920    1,422,389    3,296,626      797,749       216,238
Units redeemed and
  transferred to other
  funding options         (788,763)    (446,264)    (757,159)    (650,017)    (464,042)   (1,048,917)
                         ------------ ------------ ------------ ------------ ------------ -------------
Units end of year        2,456,059    2,966,761    5,604,435    4,939,205    3,105,724     2,772,017
                         ============ ============ ============ ============ ============ =============

                               MIST MFS EMERGING                MIST LOOMIS            MIST RAINIER
                                  MARKETS EQUITY      SAYLES GLOBAL MARKETS        LARGE CAP EQUITY
                                     SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                         -------------------------- -------------------------- -----------------------
                              2008          2007          2008         2007         2008    2007 (A)
                         ------------ ------------- ------------- ------------ ------------ ----------
Units beginning of year    482,984     1,163,479     1,085,823       35,233      115,191         --
Units issued and
  transferred from other
  funding options        4,011,685       826,922       914,183    1,103,169    1,174,676    115,322
Units redeemed and
  transferred to other
  funding options         (823,309)   (1,507,417)   (1,223,642)     (52,579)    (514,393)      (131)
                         ------------ ------------- ------------- ------------ ------------ ----------
Units end of year        3,671,360       482,984       776,364    1,085,823      775,474    115,191
                         ============ ============= ============= ============ ============ ==========

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.

             MIST METLIFE              MIST METLIFE             MIST VAN KAMPEN
          GROWTH STRATEGY       AGGRESSIVE STRATEGY                    COMSTOCK
              SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------- --------------------------- ---------------------------
       2008          2007       2008          2007          2008          2007
----------- -------------- ------------- ------------- ------------- -------------
105,495,650    77,651,335   9,584,925    11,904,491     7,096,082     6,796,669
 50,518,175    40,086,102  11,981,073     2,445,664     1,700,038     2,139,027
(19,777,101)  (12,241,787) (2,930,340)   (4,765,230)   (1,507,547)   (1,839,614)
-------------------------- ------------- ------------- ------------- -------------
136,236,724   105,495,650  18,635,658     9,584,925     7,288,573     7,096,082
=========== ============== ============= ============= ============= =============

            MIST MET/AIM        MIST PIONEER          MIST PIONEER
    CAPITAL APPRECIATION                FUND      STRATEGIC INCOME
             SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------- ------------------- ---------------------
      2008          2007      2008      2007       2008       2007
------------- ------------- --------- --------- ---------- ----------
 6,414,526     1,713,687    32,107    18,039     72,551     18,435
   216,118     8,040,816    74,607    20,488    129,743     68,000
(1,627,740)   (3,339,977)   (8,155)   (6,420)   (66,579)   (13,884)
------------- ------------- --------- --------- ---------- ----------
 5,002,904     6,414,526    98,559    32,107    135,715     72,551
============= ============= ========= ========= ========== ==========

                      MIST                          MIST                            MIST
       MIST       AMERICAN           MIST       AMERICAN             MIST       AMERICAN
   AMERICAN          FUNDS       AMERICAN          FUNDS         AMERICAN          FUNDS
      FUNDS       BALANCED          FUNDS         GROWTH            FUNDS       MODERATE
     GROWTH     ALLOCATION           BOND     ALLOCATION    INTERNATIONAL     ALLOCATION
SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
-------------- -------------- -------------- -------------- ---------------- --------------
    2008 (B)       2008 (B)       2008 (B)       2008 (B)         2008 (B)       2008 (B)
-------------- -------------- -------------- -------------- ---------------- --------------
         --             --             --             --               --             --
  1,666,244     12,638,685        705,356     15,027,569        1,279,011      6,909,066
   (210,236)      (805,668)      (135,480)      (779,085)        (361,846)      (340,983)
-------------- -------------- -------------- -------------- ---------------- --------------
  1,456,008     11,833,017        569,876     14,248,484          917,165      6,568,083
============== ============== ============== ============== ================ ==============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                 MIST
                                               MIST                                      MET/FRANKLIN
                                MIST         DREMAN             MIST             MIST       TEMPLETON
                           BLACKROCK      SMALL CAP    MET/TEMPLETON     MET/FRANKLIN        FOUNDING
                          HIGH YIELD          VALUE           GROWTH    MUTUAL SHARES        STRATEGY
                         SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                         -------------- -------------- ---------------- ---------------- ---------------
                             2008 (B)       2008 (B)         2008 (B)         2008 (B)        2008 (B)
                         -------------- -------------- ---------------- ---------------- ---------------
Units beginning of year           --             --               --               --              --
Units issued and
  transferred from other
  funding options            123,836         82,385          386,732        1,954,373       7,455,542
Units redeemed and
  transferred to other
  funding options            (64,935)        (2,789)         (31,446)        (104,379)       (340,851)
                         -------------- -------------- ---------------- ---------------- ---------------
Units end of year             58,901         79,596          355,286        1,849,994       7,114,691
                         ============== ============== ================ ================ ===============

                                          RUSSELL                   RUSSELL                AIM V.I.
                                        CORE BOND    REAL ESTATE SECURITIES    INTERNATIONAL GROWTH
                                      SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                         ------------------------ ------------------------- -----------------------
                             2008         2007       2008           2007        2008        2007
                         ----------- ------------ ---------- -------------- ----------- -----------
Units beginning of year   962,148    1,079,274     73,964         93,434     647,307     855,393
Units issued and
  transferred from other
  funding options          29,603       59,738      5,254          3,870      47,179     146,205
Units redeemed and
  transferred to other
  funding options        (185,195)    (176,864)   (13,403)       (23,340)   (215,458)   (354,291)
                         ----------- ------------ ---------- -------------- ----------- -----------
Units end of year         806,556      962,148     65,815         73,964     479,028     647,307
                         =========== ============ ========== ============== =========== ===========

                                        MSF JENNISON                   MSF MFS        MSF CAPITAL GUARDIAN
                                              GROWTH              TOTAL RETURN                 U.S. EQUITY
                                         SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                         --------------------------- ------------------------- ---------------------------
                               2008          2007         2008         2007          2008          2007
                         ------------- ------------- ------------ ------------ ------------- -------------
Units beginning of year   5,787,011     7,501,567    3,404,791    3,537,012    12,051,365    13,997,926
Units issued and
  transferred from other
  funding options           779,609       606,542      324,689      434,036       417,491     1,445,517
Units redeemed and
  transferred to other
  funding options        (1,466,990)   (2,321,098)    (618,037)    (566,257)   (2,186,554)   (3,392,078)
                         ------------- ------------- ------------ ------------ ------------- -------------
Units end of year         5,099,630     5,787,011    3,111,443    3,404,791    10,282,302    12,051,365
                         ============= ============= ============ ============ ============= =============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.

                  RUSSELL               RUSSELL                RUSSELL
       MULTI-STYLE EQUITY     AGGRESSIVE EQUITY               NON-U.S.
              SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------- --------------------- ----------------------
     2008         2007       2008       2007       2008        2007
------------ ------------ ---------- ---------- ---------- -----------
1,311,535    1,829,723    267,701    349,188    494,438     656,427
   54,185       24,410     13,296      8,669     32,548       8,676
 (214,337)    (542,598)   (43,252)   (90,156)   (83,895)   (170,665)
------------ ------------ ---------- ---------- ---------- -----------
1,151,383    1,311,535    237,745    267,701    443,091     494,438
============ ============ ========== ========== ========== ===========

   DWS GOVERNMENT & AGENCY                   MSF DAVIS          MSF HARRIS OAKMARK
                SECURITIES               VENTURE VALUE               FOCUSED VALUE
               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------- --------------------------- ---------------------------
      2008         2007          2008          2007          2008          2007
------------- ------------ ------------- ------------- ------------- -------------
    72,036       94,778    17,773,074    21,712,702     4,151,214     4,979,605
     9,021        3,139     2,063,389     2,366,154       583,888       549,758
   (24,322)     (25,881)   (3,739,119)   (6,305,782)   (1,185,532)   (1,378,149)
------------- ------------ ------------- ------------- ------------- -------------
    56,735       72,036    16,097,344    17,773,074     3,549,570     4,151,214
============= ============ ============= ============= ============= =============

       MSF JULIUS BAER               MSF BLACKROCK                MSF METLIFE
   INTERNATIONAL STOCK                MONEY MARKET                STOCK INDEX
           SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
---------------------- --------------------------- --------------------------
   2008        2007          2008           2007      2008          2007
---------- ----------- ------------ -------------- ------------ -------------
432,898     632,428     10,356,826      8,885,438   2,846,982     3,050,585
 60,712      62,065     24,934,207     22,874,297     822,255     1,365,097
(81,441)   (261,595)   (14,767,376)   (21,402,909)   (988,919)   (1,568,700)
---------- ----------- ------------ -------------- ------------ -------------
412,169     432,898     20,523,657     10,356,826   2,680,318     2,846,982
========== =========== ============ ============== ============ =============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   MSF BLACKROCK         MSF BLACKROCK     MSF FRANKLIN TEMPLETON
                                     BOND INCOME       STRATEGIC VALUE           SMALL CAP GROWTH
                                     SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                         ----------------------- --------------------- --------------------------
                             2008        2007       2008       2007         2008          2007
                         ----------- ----------- ---------- ---------- ------------ -------------
Units beginning of year   580,953     772,347    118,620    141,367    1,193,998     1,914,092
Units issued and
  transferred from other
  funding options         247,296     202,309     35,318     19,449      464,888       345,178
Units redeemed and
  transferred to other
  funding options        (155,063)   (393,703)   (27,567)   (42,196)    (272,680)   (1,065,272)
                         ----------- ----------- ---------- ---------- ------------ -------------
Units end of year         673,186     580,953    126,371    118,620    1,386,206     1,193,998
                         =========== =========== ========== ========== ============ =============

                                                                                                   MSF MET/
                                                                                                DIMENSIONAL
                                                                                              INTERNATIONAL
                                  MSF T. ROWE PRICE         MSF OPPENHEIMER        MSF MFS            SMALL
                                   LARGE CAP GROWTH           GLOBAL EQUITY          VALUE          COMPANY
                                        SUB-ACCOUNT             SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                         -------------------------- ----------------------- -------------- ----------------
                              2008          2007        2008        2007        2008 (B)         2008 (C)
                         ------------ ------------- ----------- ----------- -------------- ----------------
Units beginning of year  4,816,195     8,132,948     928,692     857,647             --               --
Units issued and
  transferred from other
  funding options          485,689       308,170     171,226     239,186        186,530            3,592
Units redeemed and
  transferred to other
  funding options         (996,970)   (3,624,923)   (201,554)   (168,141)        (8,329)              --
                         ------------ ------------- ----------- ----------- -------------- ----------------
Units end of year        4,304,914     4,816,195     898,364     928,692        178,201            3,592
                         ============ ============= =========== =========== ============== ================

                                FTVIPT TEMPLETON           FTVIPT TEMPLETON            FIDELITY VIP
                               GROWTH SECURITIES         FOREIGN SECURITIES    GROWTH OPPORTUNITIES
                                     SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                         ----------------------- -------------------------- -----------------------
                             2008        2007         2008          2007      2008          2007
                         ----------- ----------- ------------ ------------- --------- -------------
Units beginning of year   963,068     560,530    2,895,980     4,229,198    16,783        23,148
Units issued and
  transferred from other
  funding options         187,112     542,132      157,522       244,352     5,177           497
Units redeemed and
  transferred to other
  funding options        (190,961)   (139,594)    (628,394)   (1,577,570)   (1,299)       (6,862)
                         ----------- ----------- ------------ ------------- --------- -------------
Units end of year         959,219     963,068    2,425,108     2,895,980    20,661        16,783
                         =========== =========== ============ ============= ========= =============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.

                    MSF WESTERN            MSF WESTERN
               ASSET MANAGEMENT       ASSET MANAGEMENT       MSF T. ROWE PRICE
   STRATEGIC BOND OPPORTUNITIES        U.S. GOVERNMENT        SMALL CAP GROWTH
                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------- ---------------------- -----------------------
   2008                 2007        2008       2007        2008        2007
---------- -------------------- ----------- ---------- ----------- -----------
279,280              298,802     123,153     69,720     724,186     887,179
 43,563               57,703     557,444     91,375     109,025     161,850
(82,740)             (77,225)   (261,549)   (37,942)   (185,510)   (324,843)
---------- -------------------- ----------- ---------- ----------- -----------
240,103              279,280     419,048    123,153     647,701     724,186
========== ==================== =========== ========== =========== ===========

                PUTNAM VT              PUTNAM VT                 PUTNAM VT
        GROWTH AND INCOME                  VISTA             EQUITY INCOME
              SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ---------------------- -------------------------
     2008         2007       2008        2007         2008         2007
------------ ------------ ---------- ----------- ------------ ------------
1,019,458    1,289,872    264,111     374,568    2,648,811    2,427,699
   60,364       57,241     14,880      13,881      168,323      600,522
 (230,360)    (327,655)   (49,428)   (124,338)    (538,525)    (379,410)
------------ ------------ ---------- ----------- ------------ ------------
  849,462    1,019,458    229,563     264,111    2,278,609    2,648,811
============ ============ ========== =========== ============ ============

           FIDELITY VIP                PIMCO VIT               PIMCO VIT
          EQUITY-INCOME               HIGH YIELD            LOW DURATION
            SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
----------------------- ------------------------ -----------------------
    2008        2007        2008         2007        2008        2007
----------- ----------- ----------- ------------ ----------- -----------
 506,284     549,152     589,348    1,027,968     689,390     786,353
  69,500      89,166      65,140       66,199     277,908      82,220
(189,089)   (132,034)   (156,849)    (504,819)   (231,987)   (179,183)
----------- ----------- ----------- ------------ ----------- -----------
 386,695     506,284     497,639      589,348     735,311     689,390
=========== =========== =========== ============ =========== ===========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                            PIMCO VIT STOCKSPLUS                 PIMCO VIT          AMERICAN FUNDS
                               GROWTH AND INCOME              TOTAL RETURN           GLOBAL GROWTH
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                         ----------------------- ------------------------- -----------------------
                            2008         2007         2008         2007         2008       2007
                         ---------- ------------ ------------ ------------ ------------ ----------
Units beginning of year  135,574      138,195    1,271,571    1,708,329      344,425     12,186
Units issued and
  transferred from other
  funding options         40,568       22,082       54,620      121,089      982,523    362,190
Units redeemed and
  transferred to other
  funding options        (26,595)     (24,703)    (391,089)    (557,847)    (138,231)   (29,951)
                         ---------- ------------ ------------ ------------ ------------ ----------
Units end of year        149,547      135,574      935,102    1,271,571    1,188,717    344,425
                         ========== ============ ============ ============ ============ ==========

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.

      AMERICAN
         FUNDS       AMERICAN
  GLOBAL SMALL          FUNDS
CAPITALIZATION         GROWTH
   SUB-ACCOUNT    SUB-ACCOUNT
----------------- --------------
       2008 (B)       2008 (B)
----------------- --------------
            --             --
       186,461        129,983
        (3,212)        (3,117)
----------------- --------------
       183,249        126,866
================= ==============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2008:

                                                UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ------------- ------------- ------------- ---------------- -------------------
MIST Lord Abbett Growth         2008 15,784,259 10.86 - 41.08   576,805,190          1.71      0.75 - 2.35 (37.82) - (36.73)
  and Income Sub-Account        2007 18,549,732 17.17 - 64.94 1,075,806,092          0.98      0.75 - 2.35      1.30 - 3.13
                                2006 22,197,014 16.65 - 62.97 1,254,313,868          1.73      0.75 - 2.35    15.06 - 16.91
                                2005 26,137,911 12.48 - 52.55 1,266,968,938          0.94      0.75 - 2.35      1.00 - 2.62
                                2004 29,905,303 11.76 - 52.34 1,416,012,804          0.43      0.75 - 2.35    10.02 - 11.80
MIST Lord Abbett Bond Debenture 2008 12,881,534 11.27 - 16.77   202,717,634          4.34      0.75 - 2.35 (20.50) - (19.09)
  Sub-Account                   2007 15,243,991 14.04 - 20.75   297,943,064          5.12      0.75 - 2.35      4.06 - 5.94
                                2006 16,590,983 13.37 - 19.63   307,972,386          6.82      0.75 - 2.35      6.62 - 8.33
                                2005 19,002,390 12.42 - 18.12   327,280,969            --      0.75 - 2.35    (0.86) - 0.74
                                2004 18,478,641 12.78 - 17.98   317,240,246          2.98      0.75 - 2.35      5.65 - 7.36
MIST Van Kampen Mid Cap         2008  4,307,929   6.61 - 7.31    30,205,224          1.42      0.75 - 1.90 (47.76) - (47.13)
  Growth Sub-Account            2007  4,713,956 12.65 - 13.83    62,713,816            --      0.75 - 1.90    21.15 - 22.78
  (Commenced 11/7/2005)         2006  5,207,161 10.44 - 11.26    56,740,449            --      0.75 - 1.90      6.34 - 7.56
MIST Lord Abbett Mid Cap Value  2008  9,242,705 15.59 - 17.87   157,249,522          0.62      0.75 - 1.95 (39.96) - (39.18)
  Sub-Account                   2007 10,670,585 26.10 - 29.40   300,178,790          0.67      0.75 - 1.90    (1.30) - 0.04
                                2006 10,813,416 26.44 - 29.45   304,617,015          0.61      0.75 - 1.90    10.07 - 11.34
                                2005 12,134,519 24.02 - 26.45   308,454,585          0.50      0.75 - 1.90      6.02 - 7.24
                                2004 11,567,876 22.66 - 24.66   275,539,168          3.16      0.75 - 1.90    22.15 - 23.57
MIST Oppenheimer Capital        2008 11,374,102   5.16 - 6.80    63,888,388          3.58      0.75 - 2.35 (47.20) - (46.34)
  Appreciation Sub-Account      2007 13,026,225  9.77 - 12.72   137,207,385          0.02      0.75 - 2.35    11.62 - 13.43
  (Commenced 5/3/2004)          2006 15,156,483  8.75 - 11.27   142,383,044          0.14      0.75 - 2.35      5.12 - 6.81
                                2005 16,165,489  8.31 - 10.60   144,482,219          0.02      0.75 - 2.35      2.29 - 3.93
                                2004 17,566,329  8.12 - 10.24   148,102,308          7.09      1.30 - 2.35      3.93 - 5.03
MIST PIMCO Inflation            2008  4,809,327 10.55 - 11.20    52,629,978          3.70      1.30 - 2.35   (9.22) - (8.26)
  Protected Bond                2007  4,886,261 11.60 - 12.19    58,385,153          2.21      1.30 - 2.35      8.21 - 9.36
  Sub-Account                   2006  5,893,926 10.72 - 11.14    64,649,920          3.73      1.30 - 2.35     (1.94 - 0.91)
                                2005  6,511,274 10.93 - 11.25    72,384,448            --      1.30 - 2.35    (0.96) - 0.08
                                2004  8,692,539 11.04 - 11.24    96,965,591          4.57      1.30 - 2.35      6.47 - 7.60
MIST Legg Mason Partners        2008  9,534,053   4.43 - 6.56    46,377,009            --      1.30 - 2.35 (40.47) - (39.80)
  Aggressive Growth             2007 10,825,029  7.44 - 10.90    87,874,559          0.04      1.30 - 2.35    (0.12) - 1.17
  Sub-Account                   2006 13,441,619  7.44 - 10.77   108,846,059            --      1.30 - 2.35   (4.01) - (3.00)
                                2005 15,958,225  7.74 - 11.10   134,458,398            --      1.30 - 2.35    10.95 - 12.11
                                2004 20,250,042   6.97 - 9.89   152,910,724            --      1.30 - 2.35      5.92 - 7.04
MIST PIMCO Total Return         2008 21,546,681 12.39 - 14.06   284,741,547          3.75      0.75 - 2.35   (1.93) - (0.22)
  Sub-Account                   2007 21,297,880 12.62 - 14.09   283,533,965          3.30      0.75 - 2.35      5.05 - 6.93
  (Commenced 5/3/2004)          2006 26,133,024 12.00 - 13.17   327,612,133          2.60      0.75 - 2.35      2.10 - 3.74
                                2005 27,888,652 11.74 - 12.68   339,140,105          0.01      0.75 - 2.35    (0.12) - 1.49
                                2004 28,087,932 11.74 - 12.48   338,736,886          6.52      0.75 - 2.35      2.54 - 4.19
MIST RCM Technology             2008  1,915,313   3.29 - 3.53     6,572,888         13.87      1.30 - 2.35 (45.75) - (45.17)
  Sub-Account                   2007  2,132,403   6.06 - 6.43    13,379,138            --      1.30 - 2.35    28.45 - 29.82
                                2006  2,231,169   4.71 - 4.95    10,819,347            --      1.30 - 2.35      2.91 - 3.99
                                2005  2,539,048   4.58 - 4.76    11,888,282            --      1.30 - 2.35      8.44 - 9.59
                                2004  3,357,357   4.22 - 4.35    14,409,596          0.08      1.30 - 2.35   (6.54) - (5.55)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------- ------------- ----------- ------------- ---------------- -------------------
MIST T. Rowe Price Mid Cap        2008  8,313,316   5.45 - 6.02  47,740,618          0.01      0.85 - 2.35 (41.15) - (40.26)
  Growth Sub-Account              2007  9,539,996  9.25 - 10.08  92,323,883          0.04      0.85 - 2.35    14.89 - 16.64
  (Commenced 5/3/2004)            2006 12,903,767   8.04 - 8.75 107,929,919            --      0.75 - 2.35      3.70 - 5.37
                                  2005 15,203,506   7.75 - 8.30 121,624,335            --      0.85 - 2.35    11.97 - 13.66
                                  2004 15,078,256   6.91 - 7.30 106,863,377            --      0.75 - 2.35    15.08 - 16.94
MIST MFS Research International   2008  9,335,997  9.56 - 14.87 103,318,253          2.02      0.75 - 2.35 (43.71) - (42.75)
  Sub-Account                     2007 10,899,017 16.96 - 25.97 212,534,722          1.33      0.75 - 2.35    10.65 - 12.64
                                  2006 13,357,797 15.31 - 23.06 233,658,652          1.75      0.75 - 2.35    23.63 - 25.62
                                  2005 15,507,023 12.37 - 18.32 219,052,682          0.46      0.75 - 2.35    13.73 - 15.55
                                  2004 12,888,678 10.87 - 15.82 159,862,343          0.25      0.75 - 2.35    16.78 - 18.66
MIST Met/AIM Small Cap Growth     2008  4,099,336   5.57 - 9.74  37,769,265            --      1.30 - 2.35 (40.16) - (39.46)
  Sub-Account                     2007  4,651,987  9.20 - 16.11  71,015,556            --      1.30 - 2.35      8.48 - 9.85
                                  2006  5,984,113  8.37 - 14.69  83,414,752            --      1.30 - 2.35    11.54 - 12.71
                                  2005  7,550,815  7.45 - 13.04  93,177,860            --      1.30 - 2.35      5.76 - 6.87
                                  2004  4,667,993 11.85 - 12.20  56,301,565            --      1.30 - 2.35      3.95 - 5.05
MIST Lazard Mid Cap               2008  3,370,140  8.97 - 10.09  31,590,896          1.14      0.75 - 2.35 (39.74) - (38.67)
  Sub-Account                     2007  3,770,936 14.87 - 16.45  57,995,812          0.21      0.75 - 2.35   (4.98) - (1.86)
                                  2006  2,006,766 15.64 - 16.41  32,320,745          0.31      1.30 - 2.35    12.02 - 13.20
                                  2005  2,227,684 13.95 - 14.50  31,807,254          0.06      1.30 - 2.35      5.56 - 6.67
                                  2004  2,722,902 13.20 - 13.59  36,591,722            --      1.30 - 2.35    11.74 - 12.92
MIST Harris Oakmark International 2008  3,958,907 10.69 - 11.43  44,091,751          1.64      1.30 - 2.35 (42.26) - (41.65)
  Sub-Account                     2007  4,762,025 18.49 - 19.59  91,235,231          0.82      1.30 - 2.35   (3.43) - (2.40)
                                  2006  5,683,024 19.13 - 20.07 112,021,036          2.59      1.30 - 2.35    25.86 - 27.19
                                  2005  6,295,353 15.18 - 15.78  97,858,342            --      1.30 - 2.35    11.59 - 12.77
                                  2004  6,954,807 13.59 - 13.99  96,251,804            --      1.30 - 2.35    17.72 - 18.96
MIST Third Avenue Small Cap Value 2008  3,805,465 11.38 - 13.43  45,189,540          0.76      1.30 - 2.35 (31.46) - (30.67)
  Sub-Account                     2007  4,502,597 16.58 - 19.37  77,454,105          1.01      1.30 - 2.35   (5.29) - (4.15)
                                  2006  5,547,538 17.49 - 20.21  99,987,762          0.45      1.30 - 2.35    10.51 - 11.67
                                  2005  5,920,257 15.81 - 18.08  95,982,000            --      1.30 - 2.35     12.8 - 13.99
                                  2004  6,296,258 14.00 - 14.35  89,472,332          2.06      1.30 - 2.35    23.56 - 24.87
MIST Clarion Global Real Estate   2008  2,732,507  8.97 - 13.76  26,464,829          1.77      0.75 - 2.35 (43.03) - (42.11)
  Sub-Account                     2007  2,938,688 15.74 - 23.87  49,736,129          0.92      1.30 - 2.35 (16.99) - (15.99)
  (Commenced 5/3/2004)            2006  3,924,423 18.97 - 28.41  79,745,324          1.10      1.00 - 2.35    34.40 - 36.22
                                  2005  4,868,446 14.11 - 20.89  73,434,177            --      1.30 - 2.35    10.66 - 11.83
                                  2004  1,552,403 12.75 - 12.87  19,879,342          5.12      1.30 - 2.35    27.52 - 28.68
MIST Turner Mid Cap Growth        2008    997,572   7.62 - 8.01   7,841,101            --      1.30 - 2.35 (49.50) - (48.97)
  Sub-Account                     2007    986,986 15.09 - 15.69  15,254,136            --      1.30 - 2.35    21.25 - 22.54
  (Commenced 5/3/2004)            2006    989,402 12.45 - 12.96  12,526,407            --      0.85 - 2.35      3.61 - 5.18
                                  2005  1,029,884 12.01 - 12.32  12,503,351            --      1.30 - 2.35      8.78 - 9.92
                                  2004  1,457,917 11.04 - 11.16  16,169,474            --      0.85 - 2.35    10.44 - 11.56
MIST Goldman Sachs Mid Cap Value  2008  1,594,709   9.29 - 9.76  15,272,285          0.79      1.30 - 2.35 (37.57) - (36.90)
  Sub-Account                     2007  2,167,077 14.88 - 15.47  33,020,433          0.50      1.30 - 2.35      0.69 - 1.76
  (Commenced 5/3/2004)            2006  2,536,265 14.78 - 15.38  38,139,523            --      0.85 - 2.35    13.01 - 14.71
                                  2005  2,181,767 13.08 - 13.41  28,841,121          0.72      1.30 - 2.35     9.93 - 11.09
                                  2004  1,750,355 11.90 - 12.02  20,909,564          1.57      0.85 - 2.35    18.96 - 20.16

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ------------- ------------- ------------- ---------------- -------------------
MIST MetLife Defensive Strategy   2008  19,008,531   8.77 - 9.37   171,855,820          1.38      0.75 - 2.35 (22.50) - (21.24)
  Sub-Account                     2007  12,464,828 11.31 - 11.90   144,052,470          1.78      0.75 - 2.35      3.45 - 5.12
                                  2006   8,262,424 10.93 - 11.32    91,508,405          0.01      0.75 - 2.35      6.11 - 7.82
                                  2005   6,322,085 10.30 - 10.43    65,586,282          1.03      1.30 - 2.35      2.06 - 3.13
                                  2004   1,937,189 10.10 - 10.11    19,576,879          8.88      1.30 - 2.35      0.96 - 1.13
MIST MetLife Moderate Strategy    2008  45,961,439   8.48 - 9.06   402,406,668          1.75      0.75 - 2.35 (28.14) - (26.97)
  Sub-Account                     2007  39,851,796 11.79 - 12.41   480,378,237          1.90      0.75 - 2.35      3.73 - 5.41
                                  2006  27,420,828 11.37 - 11.77   315,943,046          0.01      0.75 - 2.35      7.68 - 9.41
                                  2005  21,366,533 10.56 - 10.69   227,166,091          1.28      1.30 - 2.35      3.36 - 4.45
                                  2004  10,636,014 10.22 - 10.23   108,759,780          6.77      1.30 - 2.35      2.16 - 2.33
MIST MetLife Balanced Strategy    2008 138,816,995   7.24 - 8.65 1,162,917,869          4.76      0.75 - 2.35  (33.52) - (1.69)
  Sub-Account                     2007  99,569,767 12.17 - 12.80 1,240,119,183          1.62      0.75 - 2.35      2.43 - 4.09
                                  2006  74,894,089 11.88 - 12.30   902,216,343          0.01      0.75 - 2.35     9.38 - 11.14
                                  2005  59,266,853 10.86 - 10.99   648,361,282          1.20      1.30 - 2.35      4.64 - 5.74
                                  2004  31,037,036 10.38 - 10.40   322,474,174          5.05      1.30 - 2.35      3.80 - 3.97
MIST MetLfie Growth Strategy      2008 136,236,724   6.79 - 8.31 1,094,834,987          3.47      0.75 - 2.35  (39.32) - (2.40)
  Sub-Account                     2007 105,495,650 12.81 - 13.47 1,381,939,858          1.13      0.75 - 2.35      2.26 - 3.92
                                  2006  77,651,335 12.53 - 12.97   986,336,802          0.01      0.75 - 2.35    10.96 - 12.75
                                  2005  58,883,485 11.29 - 11.43   669,542,343          1.12      1.30 - 2.35      6.60 - 7.72
                                  2004  31,746,255 10.59 - 10.61   336,536,558          3.18      1.30 - 2.35      5.90 - 6.08
MIST MetLife Aggressive Strategy  2008  18,635,658   6.51 - 7.93   142,626,120          3.22      0.75 - 2.35  (42.19) - (2.98)
  Sub-Account                     2007   9,584,925 12.84 - 13.51   125,554,567          1.31      0.75 - 2.35      0.48 - 2.11
                                  2006  11,904,491 12.78 - 13.23   154,159,455          0.01      0.75 - 2.35    11.02 - 12.80
                                  2005  12,099,254 11.51 - 11.65   140,266,322          0.87      1.30 - 2.35      7.82 - 8.96
                                  2004   7,251,678 10.68 - 10.69    77,491,222          1.17      1.30 - 2.35      6.75 - 6.93
MIST Van Kampen Comstock          2008   7,288,573   7.03 - 7.46    53,619,737          1.74      0.75 - 2.35 (37.41) - (36.39)
  Sub-Account                     2007   7,096,082 11.24 - 11.73    82,325,135          1.33      0.75 - 2.35   (4.77) - (3.22)
  (Commenced 5/1/2005)            2006   6,796,669 11.80 - 12.12    81,752,237            --      0.75 - 2.35    13.36 - 15.19
                                  2005   3,599,394 10.41 - 10.52    37,740,754          2.41      0.75 - 2.20      4.22 - 5.22
MIST SSgA Growth ETF              2008   2,456,059   7.73 - 7.88    19,272,722          1.49      1.30 - 1.90   (34.23) - 0.02
  Sub-Account                     2007   2,966,761 11.76 - 11.92    35,243,332            --      1.30 - 1.90      3.62 - 4.25
  (Commenced 9/30/2005)           2006   2,443,105 11.34 - 11.43    27,884,955          1.53      1.30 - 1.90    11.71 - 12.38
                                  2005     820,546 10.16 - 10.17     8,343,251          3.11      1.30 - 1.65      1.62 - 1.71
MIST SSgA Growth and Income ETF   2008   5,604,435   8.39 - 8.60    48,007,795          1.81      1.30 - 2.05   (26.47) - 1.20
  Sub-Account                     2007   4,939,205 11.47 - 11.63    57,258,882            --      1.30 - 1.90      3.40 - 4.03
  (Commenced 9/30/2005)           2006   2,292,596 11.09 - 11.17    25,580,451          2.21      1.30 - 1.90     9.63 - 10.29
                                  2005     405,183 10.12 - 10.13     4,104,208          2.73      1.30 - 1.90      1.17 - 1.33
MIST Legg Mason Value Equity      2008   3,105,724   4.50 - 4.72    14,355,567          0.02      0.85 - 2.35 (55.68) - (55.00)
  Sub-Account                     2007   2,772,017 10.15 - 10.49    28,657,072            --      0.85 - 2.35   (8.10) - (6.71)
  (Commenced 11/7/2005)           2006   3,604,696 11.05 - 11.25    40,209,812            --      0.75 - 2.35      4.11 - 5.79
                                  2005      31,606 10.61 - 10.63       335,617            --      1.55 - 1.90   (1.35) - (1.34)
MIST Met/AIM Capital Appreciation 2008   5,002,904   0.92 - 9.92     7,732,317          2.00      0.85 - 1.80 (43.74) - (43.13)
  Sub-Account                     2007   6,414,526  1.63 - 17.43    17,443,288             -      1.30 - 1.80     9.91 - 55.14
                                  2006   1,713,687  6.90 - 23.85    20,579,265          0.05      1.30 - 1.90      4.07 - 5.51
                                  2005   2,204,039  6.54 - 22.78    25,322,763          0.06      0.85 - 1.80      6.90 - 7.92
                                  2004   2,771,084  6.06 - 21.25    29,706,684            --      0.85 - 1.90      4.33 - 5.72

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------- ------------- ---------- ------------- ---------------- -------------------
MIST Pioneer Fund                 2008     98,559 12.72 - 14.88  1,433,243          0.75      0.75 - 1.80 (34.04) - (33.34)
  Sub-Account                     2007     32,107 19.29 - 22.32    693,986          0.77      0.75 - 1.80      3.12 - 4.22
  (Commenced 5/1/2006)            2006     18,039 18.46 - 21.42    374,110            --      0.75 - 1.90    13.75 - 15.06
MIST Pioneer Strategic Income     2008    135,715 16.54 - 19.16  2,518,534          6.21      0.75 - 1.90 (12.43) - (11.41)
  Sub-Account                     2007     72,551 19.14 - 21.63  1,515,237          0.61      0.75 - 1.80      4.73 - 5.85
  (Commenced 5/1/2006)            2006     18,435 18.05 - 20.43    363,745         12.02      0.75 - 1.90      4.31 - 5.51
MIST MFS Emerging Markets         2008  3,671,360  6.03 - 10.96 23,849,274          0.70      0.75 - 2.35 (56.57) - (53.96)
  Equity Sub-Account              2007    482,984 13.89 - 14.14  6,784,979          0.08      1.30 - 2.35    33.43 - 34.85
  (Commenced 5/1/2006)            2006  1,163,479 10.41 - 10.49 12,147,300          2.49      1.30 - 2.35      4.12 - 4.86
MIST Loomis Sayles Global         2008    776,364   7.61 - 7.83  6,018,276          4.79      1.30 - 2.35 (40.68) - (40.05)
  Markets Sub-Account             2007  1,085,823 12.83 - 13.06 14,022,527            --      1.30 - 2.35    24.87 - 26.19
  (Commenced 5/1/2006)            2006     35,233 10.27 - 10.35    363,073          1.42      1.30 - 2.35      2.74 - 3.46
MIST Rainier Large Cap Equity     2008    775,474   5.67 - 5.74  4,429,314            --      1.30 - 2.35 (43.16) - (42.56)
  Sub-Account                     2007    115,191   9.97 - 9.98  1,149,630          0.07      1.40 - 2.05   (0.27) - (0.16)
  (Commenced 11/12/2007)
MIST American Funds Growth
  Sub-Account
  (Commenced 4/28/2008)           2008  1,456,008   5.73 - 5.76  8,375,656          6.93      1.30 - 2.15 (42.70) - (42.36)
MIST American Funds Balanced
  Allocation Sub-Account
  (Commenced 4/28/2008)           2008 11,833,017   6.97 - 7.02 82,849,380          6.79      1.30 - 2.20 (30.26) - (29.83)
MIST American Funds Bond
  Sub-Account
  (Commenced 4/28/2008)           2008    569,876   8.91 - 8.96  5,095,172          9.62      1.30 - 2.05 (10.87) - (10.41)
MIST American Funds Growth
  Allocation Sub-Account
  (Commenced 4/28/2008)           2008 14,248,484   6.32 - 6.36 90,489,940          7.03      1.30 - 2.20 (36.75) - (36.36)
MIST American Funds International
  Sub-Account
  (Commenced 4/28/2008)           2008    917,165   6.02 - 6.06  5,546,421         11.57      1.30 - 2.15 (39.76) - (39.41)
MIST American Funds Moderate
  Allocation Sub-Account
  (Commenced 4/28/2008)           2008  6,568,083   7.64 - 7.69 50,406,735          7.56      1.30 - 2.20 (23.56) - (23.09)
MIST BlackRock High Yield
  Sub-Account
  (Commenced 4/28/2008)           2008     58,901 11.75 - 12.73    717,110            --      1.30 - 1.95 (25.29) - (24.95)
MIST Dreman Small Cap Value
  Sub-Account
  (Commenced 4/28/2008)           2008     79,596  9.75 - 10.08    798,756            --      0.75 - 1.65 (25.66) - (25.19)
MIST Met/Templeton Growth
  Sub-Account
  (Commenced 4/28/2008)           2008    355,286   6.56 - 6.60  2,341,967          1.00      0.75 - 1.65 (34.42) - (34.01)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ------------- ----------- ------------- ---------------- -------------------
MIST Met/Franklin Mutual Shares
  Sub-Account
  (Commenced 4/28/2008)         2008  1,849,994   6.57 - 6.63  12,243,232          6.20      0.75 - 2.05 (34.29) - (33.70)
MIST Met/Franklin Templeton
  Founding Strategy
  Sub-Account
  (Commenced 4/28/2008)         2008  7,114,691   6.99 - 7.07  50,103,254          3.70      0.75 - 2.20 (30.05) - (29.35)
Russell Multi-Style Equity      2008  1,151,383          8.39   9,661,248          1.44             1.40           (41.40)
  Sub-Account                   2007  1,311,535         14.32  18,778,587          1.02             1.40             8.82
                                2006  1,829,723         13.16  24,075,386          0.98             1.40            11.18
                                2005  2,495,854         11.83  29,537,014          1.12             1.40             5.78
                                2004  3,502,648         11.19  39,185,661          0.76             1.40             8.28
Russell Aggressive Equity       2008    237,745          8.68   2,064,201          0.83             1.40           (43.72)
  Sub-Account                   2007    267,701         15.43   4,129,569          0.36             1.40             1.97
                                2006    349,188         15.13   5,282,370          0.17             1.40             13.2
                                2005    502,797         13.36   6,719,215          0.17             1.40             4.89
                                2004    691,249         12.74   8,807,286          3.49             1.40            13.13
Russell Non-U.S. Sub-Account    2008    443,091         10.70   4,740,821            --             1.40           (43.22)
                                2007    494,438         18.84   9,316,786          2.39             1.40             8.58
                                2006    656,427         17.35  11,391,245          2.18             1.40            21.93
                                2005    901,452         14.23  12,830,073          1.58             1.40            12.11
                                2004  1,261,708          12.7  16,017,662          1.87             1.40            16.65
Russell Core Bond Sub-Account   2008    806,556         14.30  11,537,759          3.94             1.40            (4.91)
                                2007    962,148         15.04  14,474,327          5.14             1.40             5.74
                                2006  1,079,274         14.23  15,354,316          4.38             1.40             2.28
                                2005  1,392,616         13.91  19,370,351          3.51             1.40            (0.06)
                                2004  1,719,866         13.83  23,779,833          4.13             1.40             3.21
Russell Real Estate Securities  2008     65,815         17.83   1,173,473          1.91             1.40           (37.57)
  Sub-Account                   2007     73,964         28.56   2,112,446          2.21             1.40           (17.03)
                                2006     93,434         34.42   3,216,373          1.87             1.40            33.96
                                2005    125,482          25.7   3,224,635          2.04             1.40            11.39
                                2004    167,353         23.07   3,860,845          8.13             1.40            33.01
AIM V.I. International Growth   2008    479,028  7.86 - 17.70   6,038,604          0.45      0.85 - 1.90 (41.65) - (40.87)
  Sub-Account                   2007    647,307 13.29 - 30.15  13,839,627          0.39      0.85 - 1.90    12.25 - 13.71
                                2006    855,393 11.69 - 26.70  16,393,934          1.06      0.85 - 1.90    25.48 - 27.15
                                2005    894,527  9.19 - 21.15  13,361,653          0.76      0.85 - 1.90    15.49 - 16.93
                                2004    511,893  7.86 - 18.21   6,219,932          0.63      0.85 - 1.90    21.37 - 22.95
DWS Government & Agency         2008     56,735 14.65 - 15.11     853,951          4.64      1.40 - 1.80      3.06 - 3.47
  Securities Sub-Account        2007     72,036 14.22 - 14.61   1,048,765          5.24      1.40 - 1.80      4.05 - 4.47
                                2006     94,778 13.67 - 13.98   1,321,448          4.15      1.40 - 1.80      2.31 - 2.72
                                2005    128,534 13.36 - 13.61   1,745,552          4.17      1.40 - 1.80      0.75 - 1.15
                                2004    166,555 13.26 - 13.46   2,237,156          3.82      1.40 - 1.80      1.90 - 2.31
MSF Davis Venture Value         2008 16,097,344  8.43 - 25.63 158,677,410          1.20      0.75 - 2.35 (40.87) - (39.91)
  Sub-Account                   2007 17,773,074 14.23 - 42.65 286,644,026          0.67      0.75 - 2.35      1.99 - 3.65
                                2006 21,712,702 13.94 - 41.15 334,265,042          0.71      0.75 - 2.35    11.76 - 13.55
                                2005 23,065,635 12.46 - 36.24 307,539,950          0.52      0.75 - 2.35      7.59 - 9.32
                                2004 22,830,671 11.57 - 33.15 274,155,409          0.46      0.75 - 2.35     9.53 - 11.30

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ---------- ------------- ----------- ------------- ---------------- -------------------
MSF Harris Oakmark Focused Value    2008  3,549,570   8.27 - 8.85  30,546,045          0.04      1.30 - 2.35 (47.39) - (46.83)
  Sub-Account                       2007  4,151,214 15.69 - 16.65  67,473,501          0.34      1.30 - 2.35   (9.25) - (8.28)
                                    2006  4,979,605 17.28 - 18.16  88,607,294          0.09      1.30 - 2.35     9.58 - 10.73
                                    2005  5,521,791 15.75 - 16.40  89,084,192            --      1.30 - 2.35      7.17 - 8.29
                                    2004  6,638,629 14.68 - 15.14  99,304,225          1.21      1.30 - 2.35      7.10 - 8.23
MSF Jennison Growth                 2008  5,099,630   3.41 - 9.62  39,057,689          2.21      0.75 - 2.35 (38.03) - (37.02)
  Sub-Account                       2007  5,787,011  5.45 - 15.28  70,723,890          0.19      0.75 - 2.35     8.79 - 10.55
                                    2006  7,501,567  4.96 - 13.84  84,084,948            --      0.75 - 2.35      0.15 - 1.76
                                    2005  7,810,159  4.90 - 13.61  86,296,723            --      0.75 - 2.35    10.91 - 11.52
                                    2004  7,626,777 10.24 - 10.50  79,365,969          0.01      0.75 - 2.35      6.40 - 7.53
MSF MFS Total Return                2008  3,111,443  9.85 - 40.51  63,254,070          3.38      0.75 - 1.90 (23.81) - (22.93)
  Sub-Account                       2007  3,404,791 12.91 - 52.56  86,770,491          1.94      0.75 - 1.90      2.15 - 3.34
                                    2006  3,537,012 12.63 - 50.86  83,918,502          3.25      0.75 - 1.90     9.83 - 11.10
                                    2005  3,290,732 11.49 - 45.78  65,221,333          1.44      0.75 - 1.90      0.92 - 2.08
                                    2004  2,647,889 11.37 - 44.85  40,836,250          3.02      0.75 - 1.90     8.90 - 10.16
MSF Capital Guardian U.S. Equity    2008 10,282,302   7.17 - 7.82  77,348,501          1.03      0.75 - 1.90 (41.53) - (40.74)
  Sub-Account                       2007 12,051,365 12.26 - 13.19 153,904,080          0.37      0.75 - 1.90   (2.21) - (0.93)
                                    2006 13,997,926  9.67 - 13.31 181,068,259          2.36      0.75 - 1.90     3.39 - 11.13
                                    2005 21,252,919  8.69 - 12.19 219,601,065          0.09      0.75 - 1.90      3.52 - 5.59
                                    2004 14,805,068  8.29 - 11.62 242,802,695          0.21      0.75 - 1.90     6.95 - 10.34
MSF Julius Baer International Stock 2008    412,169  7.07 - 12.02   4,667,298          2.81      0.85 - 1.90 (45.29) - (44.71)
  Sub-Account                       2007    432,898 12.83 - 21.73   8,920,544          0.83      0.85 - 1.80      8.10 - 9.13
                                    2006    632,428 11.79 - 19.91  12,031,860          1.25      0.75 - 1.90    14.05 - 15.36
                                    2005    837,397 10.26 - 17.28  13,941,243          0.44      0.85 - 1.90    15.38 - 16.59
                                    2004    930,015  8.82 - 14.82  13,351,662          1.33      0.75 - 1.90    15.75 - 17.09
MSF BlackRock Money Market          2008 20,523,657 10.19 - 11.42 220,017,626          2.49      0.75 - 2.35      0.21 - 1.98
  Sub-Account                       2007 10,356,826 10.16 - 11.22 109,887,921          4.74      0.75 - 2.35      2.37 - 4.18
                                    2006  8,885,438  9.91 - 10.78  91,235,712          4.58      0.75 - 2.35      2.13 - 3.77
                                    2005  5,790,856  9.70 - 10.39  57,767,677          3.20      0.75 - 2.35      0.42 - 1.49
                                    2004  2,068,250  9.91 - 10.01  20,502,724          1.06      0.85 - 1.40    (0.42) - 0.13
MSF MetLife Stock Index             2008  2,680,318   6.40 - 8.56  22,342,634          1.68      1.30 - 2.25 (38.66) - (37.95)
  Sub-Account                       2007  2,846,982 10.31 - 13.82  38,415,249          0.87      1.30 - 2.25      2.63 - 3.80
                                    2006  3,050,585  9.93 - 13.34  39,811,549          1.74      1.30 - 2.35    12.52 - 13.70
                                    2005  3,159,767  8.72 - 11.73  36,333,127          1.33      1.30 - 2.25      2.06 - 3.03
                                    2004  3,058,217 11.06 - 11.39  34,452,591          0.77      1.30 - 2.25      7.71 - 8.85
MSF BlackRock Bond Income           2008    673,186 40.59 - 54.34  33,139,135          4.78      0.75 - 1.90   (5.48) - (4.39)
  Sub-Account                       2007    580,953 42.95 - 56.83  29,400,150          2.87      0.75 - 1.90      4.02 - 5.23
  (Commenced 5/3/2004)              2006    772,347 41.29 - 54.01  36,289,487          5.17      0.75 - 1.90      2.18 - 3.36
                                    2005    700,921 40.41 - 52.26  31,894,139          3.33      0.75 - 1.90      0.24 - 1.39
                                    2004    253,118 40.31 - 47.26  11,838,393            --      0.30 - 1.90      2.21 - 2.82
MSF BlackRock Strategic Value       2008    126,371 11.76 - 12.38   1,538,722          0.22      1.30 - 1.90 (39.72) - (39.35)
  Sub-Account                       2007    118,620 19.51 - 20.41   2,389,410          0.06      1.30 - 1.90   (5.51) - (4.94)
  (Commenced 5/3/2004)              2006    141,367 20.65 - 22.25   3,001,029          0.08      0.75 - 1.90    14.26 - 15.57
                                    2005    222,081 18.07 - 19.25   4,106,357            --      1.30 - 1.90      1.96 - 2.57
                                    2004    276,925 17.72 - 18.66   5,002,257            --      0.75 - 1.90    12.89 - 14.20

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        --------- ------------- ----------- ------------- ---------------- -------------------
MSF Franklin Templeton             2008 1,386,206   6.22 - 6.80   9,057,920            --      0.75 - 1.90 (42.42) - (41.75)
  Small Cap Growth                 2007 1,193,998 10.81 - 11.67  13,363,331            --      0.75 - 1.90      2.34 - 3.53
  Sub-Account                      2006 1,914,092 10.56 - 11.01  20,720,142            --      1.30 - 1.90      7.66 - 8.31
  (Commenced 5/3/2004)             2005 1,835,415  9.81 - 10.15  18,385,352            --      1.30 - 1.90      2.43 - 3.05
                                   2004   173,767   9.58 - 9.83   1,692,231            --      1.30 - 1.90      9.05 - 9.71
MSF Western Asset Management       2008   240,103 16.47 - 18.27   4,232,913          4.13      1.30 - 1.90 (16.82) - (16.20)
  Strategic Bond Opportunities     2007   279,280 19.80 - 21.80   5,877,310          2.46      1.30 - 1.90      1.74 - 2.58
  Sub-Account                      2006   298,802 19.46 - 22.38   6,154,850          4.79      0.75 - 1.90      2.86 - 4.04
  (Commenced 5/3/2004)             2005   329,226 18.92 - 21.51   6,568,086          3.05      1.30 - 1.90      0.64 - 1.24
                                   2004   335,209 18.80 - 21.13   6,620,128            --      0.75 - 1.90      4.29 - 5.50
MSF Western Asset Management       2008   419,048 14.63 - 16.51   6,537,200          2.78      1.30 - 2.15   (2.65) - (1.82)
  U.S. Government                  2007   123,153 15.03 - 16.81   1,940,597          2.18      1.30 - 2.15      1.81 - 2.68
  Sub-Account                      2006    69,720 14.41 - 17.30   1,068,532          0.98      0.85 - 2.35      1.51 - 3.04
  (Commenced 5/3/2004)             2005     4,435 14.20 - 16.79      68,021            --      1.55 - 2.15   (0.60) - (0.20)
MSF T. Rowe Price Small Cap Growth 2008   647,701  9.41 - 10.91   6,522,937            --      0.85 - 1.90 (37.52) - (36.73)
  Sub-Account                      2007   724,186 15.07 - 17.25  11,605,383            --      0.85 - 1.90      7.46 - 8.93
  (Commenced 5/3/2004)             2006   887,179  9.67 - 15.83  12,441,182            --      0.75 - 1.90      1.68 - 2.86
                                   2005 1,020,337  9.35 - 15.37  13,929,124            --      0.85 - 1.90     8.64 - 10.07
                                   2004 1,124,853  8.89 - 13.96  27,932,877            --      0.75 - 1.90     8.89 - 10.15
MSF T. Rowe Price Large Cap Growth 2008 4,304,914   8.27 - 9.39  37,442,377          0.35      0.85 - 1.90 (43.10) - (42.38)
  Sub-Account                      2007 4,816,195 14.53 - 16.29  73,226,346          0.24      0.85 - 1.90      7.13 - 8.45
                                   2006 8,132,948 13.56 - 15.02 114,703,767          0.20      0.75 - 1.90    10.76 - 12.04
                                   2005 4,655,618 12.24 - 13.38  59,163,838          0.42      0.85 - 1.90      4.33 - 5.69
                                   2004 3,763,068 11.73 - 12.66  45,683,381            --      0.75 - 1.90      7.64 - 8.89
MSF Oppenheimer Global Equity      2008   898,364 11.17 - 12.80  11,109,677          1.87      0.75 - 1.90 (41.68) - (41.00)
  Sub-Account                      2007   928,692 19.16 - 21.70  19,496,970          0.87      0.75 - 1.90      4.25 - 5.46
  (Commenced 5/3/2004)             2006   857,647 18.38 - 20.58  17,132,657          2.02      0.75 - 1.90    14.17 - 15.48
                                   2005   305,962 16.10 - 17.82   5,298,650            --      0.75 - 1.90    16.73 - 17.62
MSF MFS Value
  Sub-Account
  (Commenced 4/28/2008)            2008   178,201 10.69 - 11.93   2,098,323            --      0.75 - 1.80 (30.51) - (30.01)
MSF - Met/Dimensional
  International Small Company
  Sub-Account
  (Commenced 11/10/2008)           2008     3,592 10.13 - 10.14      36,397            --      1.30 - 1.80      0.43 - 0.50
Putnam VT Growth and Income        2008   849,462  7.95 - 36.89   7,864,017          2.47      0.75 - 1.90 (39.86) - (39.16)
  Sub-Account                      2007 1,019,458 13.20 - 60.63  15,743,571          1.55      0.75 - 1.90   (7.82) - (6.74)
                                   2006 1,289,872 14.30 - 65.01  20,878,412          1.78      0.75 - 1.90    13.74 - 15.05
                                   2005 1,598,305 12.56 - 56.51  22,007,752          1.76      0.75 - 1.90      3.25 - 4.44
                                   2004 1,842,883 12.16 - 54.11  23,304,488          1.82      0.75 - 1.90     9.02 - 10.28
Putnam VT Vista                    2008   229,563   7.11 - 8.97   1,714,427            --      1.30 - 1.90 (46.57) - (46.17)
  Sub-Account                      2007   264,111 13.29 - 16.69   3,664,269            --      1.30 - 1.90      1.84 - 2.62
                                   2006   374,568 13.04 - 16.29   5,064,251            --      1.30 - 1.90      3.47 - 4.09
                                   2005   475,451 12.59 - 15.65   6,165,382            --      1.30 - 1.90    10.04 - 10.70
                                   2004   566,204 11.43 - 14.13   6,616,254            --      1.30 - 1.90    16.37 - 17.07

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         --------- ------------- ---------- ------------- ---------------- -------------------
Putnam VT Equity Income             2008 2,278,609 10.86 - 11.59 26,038,979          1.97      0.75 - 1.90 (32.44) - (31.66)
  Sub-Account                       2007 2,648,811 16.07 - 16.96 44,391,661          1.30      0.75 - 1.90      1.24 - 2.41
                                    2006 2,427,699 15.87 - 16.56 39,810,732          1.07      0.75 - 1.90    16.61 - 17.96
                                    2005 1,760,798 13.61 - 14.04 24,525,877          0.80      0.75 - 1.90      3.53 - 4.72
                                    2004   869,958 13.15 - 13.40 11,601,025          0.08      0.75 - 1.90     9.71 - 10.98
FTVIPT Templeton Growth Securities  2008   959,219  9.57 - 11.97 10,773,542          1.84      0.75 - 1.90 (43.41) - (42.63)
  Sub-Account                       2007   963,068 16.68 - 20.94 18,987,897          1.32      0.75 - 1.90      0.41 - 1.68
                                    2006   560,530 16.40 - 20.46 10,958,015          1.12      0.75 - 1.90    19.52 - 20.90
                                    2005   263,350 13.54 - 17.08  4,406,685          1.18      0.85 - 1.80      6.93 - 8.14
                                    2004   326,660 12.52 - 15.83  5,089,682          1.24      0.85 - 1.80    13.95 - 15.26
FTVIPT Templeton Foreign Securities 2008 2,425,108  9.21 - 23.04 25,904,560          2.43      0.85 - 1.90 (41.51) - (40.74)
  Sub-Account                       2007 2,895,980 15.73 - 39.15 52,175,234          1.92      0.85 - 1.90    13.27 - 14.80
                                    2006 4,229,198 13.80 - 37.24 67,803,255          1.29      0.75 - 1.90    19.17 - 20.54
                                    2005 5,193,955 11.44 - 30.90 67,994,861          1.17      0.85 - 1.90      8.10 - 9.54
                                    2004 4,880,998 10.44 - 28.26 55,594,415          1.06      0.75 - 1.90    16.29 - 17.64
Fidelity VIP Growth Opportunties    2008    20,661          5.23    108,037          0.47             1.40           (55.65)
  Sub-Account                       2007    16,783         11.79    197,857            --             1.40            21.46
                                    2006    23,148          9.71    224,683          0.91             1.40             3.99
                                    2005    37,228          9.33    347,477          0.99             1.40             7.38
                                    2004    52,541          8.69    456,684          0.58             1.40            (5.70)
Fidelity VIP Equity-Income          2008   386,695  8.61 - 37.13  3,778,216          2.08      1.30 - 1.90 (43.89) - (43.46)
  Sub-Account                       2007   506,284 15.32 - 65.79  8,847,588          1.62      1.30 - 1.90    (0.64) - 0.11
                                    2006   549,152 15.41 - 65.81  9,156,792          3.01      1.30 - 1.90    17.68 - 18.38
                                    2005   639,119 13.08 - 55.59  8,889,375          1.50      1.30 - 1.90      3.59 - 4.21
                                    2004   703,824 12.61 - 53.35  9,118,491          1.71      1.30 - 1.90      9.13 - 9.79
PIMCO VIT High Yield                2008   497,639 10.37 - 11.06  5,373,192          7.80      1.30 - 1.90 (24.95) - (24.50)
  Sub-Account                       2007   589,348 13.82 - 14.64  8,446,130          6.83      1.30 - 1.90      1.55 - 2.16
                                    2006 1,027,968 13.61 - 14.33 14,434,061          6.97      1.30 - 1.90      7.06 - 7.70
                                    2005   910,444 12.71 - 13.31 11,879,844          6.41      1.30 - 1.90      2.17 - 2.78
                                    2004   332,838 12.44 - 12.95  4,215,670          7.15      1.30 - 1.90      7.50 - 8.14
PIMCO VIT Low Duration              2008   735,311 12.30 - 13.05  9,399,511          4.09      1.30 - 1.90   (2.30) - (1.71)
  Sub-Account                       2007   689,390 12.59 - 13.28  8,992,891          4.73      1.30 - 1.90      5.34 - 5.98
                                    2006   786,353 11.95 - 12.53  9,702,832          4.18      1.30 - 1.90      2.03 - 2.64
                                    2005   863,341 11.71 - 12.21 10,399,997          2.75      1.30 - 1.90   (0.88) - (0.29)
                                    2004   966,209 11.82 - 12.24 11,692,980          1.58      1.30 - 1.90   (0.09) - (0.52)
PIMCO VIT StocksPLUS Growth         2008   149,547   5.99 - 9.10    938,582          6.88      1.30 - 1.90 (43.71) - (43.37)
  and Income Sub-Account            2007   135,574 10.63 - 16.07  1,512,979          7.64      1.30 - 1.90      4.84 - 5.47
                                    2006   138,195 10.13 - 15.24  1,454,878          4.90      1.30 - 1.90    12.74 - 13.42
                                    2005   154,607  8.97 - 13.44  1,430,485          2.26      1.30 - 1.90      1.55 - 2.16
                                    2004   176,526  8.83 - 13.15  1,585,771          1.76      1.30 - 1.90      8.72 - 9.38
PIMCO VIT Total Return              2008   935,102 14.72 - 15.18 14,101,656          4.48      1.40 - 1.80      2.92 - 3.33
  Sub-Account                       2007 1,271,571 14.30 - 14.69 18,565,738          4.74      1.40 - 1.80      6.81 - 7.24
                                    2006 1,708,329 13.39 - 13.70 23,287,170          4.40      1.40 - 1.80      2.00 - 2.41
                                    2005 2,134,374 13.13 - 13.38 28,433,489          3.37      1.40 - 1.80      0.63 - 1.03
                                    2004 2,624,882 13.04 - 13.24 34,640,594          3.44      1.40 - 1.80      2.97 - 3.39

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                             UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                      UNITS    HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  --------- -------------- ---------- ------------- ---------------- -------------------
American Funds Global Growth 2008 1,188,717  16.81 - 19.22 22,461,352          3.08      0.75 - 1.90 (39.55) - (38.85)
  Sub-Account                2007   344,425  27.80 - 31.43 10,517,598          3.93      0.75 - 1.90    12.68 - 13.99
  (Commenced 5/1/2006)       2006    12,186  24.68 - 27.58    325,343            --      0.75 - 1.90    18.17 - 19.53
American Funds Global Small
  Capitalization Sub-Account
  (Commenced 4/28/2008)      2008   183,249  15.77 - 17.36  3,144,085            --      0.75 - 1.65 (49.16) - (48.84)
American Funds Growth
  Sub-Account
  (Commenced 4/28/2008)      2008   126,866 89.43 - 114.72 14,183,764          2.31      0.75 - 1.75 (42.37) - (41.97)

1 The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

2 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.

3 These amounts represent the annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

4 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

METLIFE INVESTORS INSURANCE COMPANY

Financial Statements

for the Years Ended December 31, 2008, 2007 and 2006 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

     We have audited the accompanying balance sheets of MetLife Investors Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and charged its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007.

DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 10, 2009

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2008      2007
                                                                -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,878 and $2,043,
     respectively)............................................  $ 1,576   $ 2,017
  Equity securities available-for-sale, at estimated fair
     value (cost: $21 and $21, respectively)..................        9        18
  Mortgage loans on real estate...............................       76        74
  Policy loans................................................       28        29
  Real estate joint ventures..................................       --         1
  Other limited partnership interests.........................        2         2
  Short-term investments......................................      189        74
  Other invested assets.......................................      109        28
                                                                -------   -------
     Total investments........................................    1,989     2,243
Cash and cash equivalents.....................................      517        81
Accrued investment income.....................................       16        20
Premiums and other receivables................................    1,711       906
Deferred policy acquisition costs and value of business
  acquired....................................................      567       598
Current income tax recoverable................................       33         2
Other assets..................................................      129       131
Separate account assets.......................................    6,633     9,432
                                                                -------   -------
     Total assets.............................................  $11,595   $13,413
                                                                =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits......................................  $   372   $   292
  Policyholder account balances...............................    2,790     2,167
  Other policyholder funds....................................       46        34
  Deferred income tax liability...............................      147       116
  Payables for collateral under securities loaned and other
     transactions.............................................      385       541
  Other liabilities...........................................      365        43
  Separate account liabilities................................    6,633     9,432
                                                                -------   -------
     Total liabilities........................................   10,738    12,625
                                                                -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 8)

STOCKHOLDER'S EQUITY:
Common stock, par value $2 per share; 5,000,000 shares
  authorized;
  2,899,446 shares issued and outstanding.....................        6         6
Additional paid-in capital....................................      636       586
Retained earnings.............................................      371       210
Accumulated other comprehensive loss..........................     (156)      (14)
                                                                -------   -------
     Total stockholder's equity...............................      857       788
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $11,595   $13,413
                                                                =======   =======




               See accompanying notes to the financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                  (IN MILLIONS)

                                                               2008   2007   2006
                                                               ----   ----   ----
REVENUES
Premiums.....................................................  $  9   $ 12   $ 65
Universal life and investment-type product policy fees.......   160    162    143
Net investment income........................................   108    104    106
Other revenues...............................................    43     59     62
Net investment gains (losses)................................   330     99    (60)
                                                               ----   ----   ----
  Total revenues.............................................   650    436    316
                                                               ----   ----   ----
EXPENSES
Policyholder benefits and claims.............................    89     36     91
Interest credited to policyholder account balances...........    84    100    114
Other expenses...............................................   244    205    122
                                                               ----   ----   ----
  Total expenses.............................................   417    341    327
                                                               ----   ----   ----
Income (loss) before provision (benefit) for income tax......   233     95    (11)
Provision (benefit) for income tax...........................    72     23    (17)
                                                               ----   ----   ----
Net income...................................................  $161   $ 72   $  6
                                                               ====   ====   ====




               See accompanying notes to the financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)


                                                                            ACCUMULATED
                                                   ADDITIONAL                  OTHER
                                          COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                          STOCK      CAPITAL    EARNINGS        LOSS       TOTAL
                                         -------   ----------   --------   -------------   -----
Balance at January 1, 2006.............       $6      $586        $127         $  (4)      $ 715
Comprehensive income:
  Net income...........................                              6                         6
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            1           1
                                                                                           -----
     Other comprehensive income
       (loss)..........................                                                        1
                                                                                           -----
  Comprehensive income.................                                                        7
                                         -------      ----        ----         -----       -----
Balance at December 31, 2006...........        6       586         133            (3)        722
Cumulative effect of a change in
  accounting principle, net of income
  tax (Note 1).........................                              5                         5
                                         -------      ----        ----         -----       -----
Balance at January 1, 2007.............        6       586         138            (3)        727
Comprehensive income:
  Net income...........................                             72                        72
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                          (11)        (11)
                                                                                           -----
     Other comprehensive income
       (loss)..........................                                                      (11)
                                                                                           -----
  Comprehensive income.................                                                       61
                                         -------      ----        ----         -----       -----
Balance at December 31, 2007...........        6       586         210           (14)        788
Capital contribution from MetLife, Inc.
  (Note 9).............................                 50                                    50
Comprehensive income:
  Net income...........................                            161                       161
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            3           3
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                         (145)       (145)
                                                                                           -----
     Other comprehensive income
       (loss)..........................                                                     (142)
                                                                                           -----
  Comprehensive income.................                                                       19
                                         -------      ----        ----         -----       -----
Balance at December 31, 2008...........  $     6      $636        $371         $(156)      $ 857
                                         =======      ====        ====         =====       =====




               See accompanying notes to the financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)


                                                             2008      2007      2006
                                                           -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income...............................................  $   161   $    72   $     6
Adjustments to reconcile net income to net cash provided
 by
 operating activities:
  Amortization of premiums and accretion of discounts
     associated with investments, net....................       (3)       --         4
  (Gains) losses from sales of investments, net..........     (330)      (99)       60
  Undistributed equity earnings of real estate joint
     ventures............................................       (1)       --        --
  Interest credited to policyholder account balances.....       84       100       114
  Universal life and investment-type product policy
     fees................................................     (160)     (162)     (143)
  Change in accrued investment income....................        4         2         2
  Change in premiums and other receivables...............     (307)      206       (28)
  Change in deferred policy acquisition costs, net.......       95        38       (27)
  Change in insurance-related liabilities................       78        (1)       52
  Change in income tax payable...........................       77       102       (15)
  Change in other assets.................................      115       132       121
  Change in other liabilities............................      322         9         1
                                                           -------   -------   -------
Net cash provided by operating activities................      135       399       147
                                                           -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities...........................      662       925     1,435
     Mortgage loans on real estate.......................        6        16        32
     Real estate joint ventures..........................        2         1         1
  Purchases of:
     Fixed maturity securities...........................     (522)     (910)   (1,162)
     Equity securities...................................       --       (21)       --
     Mortgage loans on real estate.......................       (8)       --       (58)
  Net change in short-term investments...................     (115)        9        (4)
  Net change in other invested assets....................      (10)        1         1
  Other, net.............................................        1        --        --
                                                           -------   -------   -------
Net cash provided by investing activities................       16        21       245
                                                           -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits............................................    1,446     1,579     1,421
     Withdrawals.........................................   (1,055)   (2,047)   (1,733)
  Net change in payables for collateral under securities
     loaned and other transactions.......................     (156)       12        20
  Capital contribution from MetLife, Inc. ...............       50        --        --
                                                           -------   -------   -------
Net cash provided by (used in) financing activities......      285      (456)     (292)
                                                           -------   -------   -------
Change in cash and cash equivalents......................      436       (36)      100
Cash and cash equivalents, beginning of year.............       81       117        17
                                                           -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR...................  $   517   $    81   $   117
                                                           =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash received during the year for:
     Income tax..........................................  $     4   $    84   $     2
                                                           =======   =======   =======




               See accompanying notes to the financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). On November 9, 2006, MetLife Investors Insurance Company of California, a California domiciled life insurance company was merged into MLIIC.

     The Company markets and administers traditional life, universal life, variable annuity and fixed annuity products. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of MLIIC and its former subsidiary through the date of merger. Intercompany transactions have been eliminated for all periods presented on a consolidated basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     Certain amounts in the prior years' financial statements have been reclassified to conform with the 2008 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:

          (i) the estimated fair value of investments in the absence of quoted market values;

          (ii)  investment impairments;

          (iii) the recognition of income on certain investments;

          (iv) the existence and estimated fair value of embedded derivatives requiring bifurcation;

          (v)   the estimated fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the liability for future policyholder benefits;

          (viii) accounting for income taxes and the valuation of deferred tax assets;

          (ix)  accounting for reinsurance transactions; and

          (x)   the liability for litigation and regulatory matters.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's balance sheets. In addition, the footnotes to the financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

          Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

          Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

          Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     The measurement and disclosures under SFAS 157 in the accompanying financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate joint ventures and other limited partnership interests, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures consisting of leveraged buy-out funds and other private equity funds, in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for other-than-temporary impairment when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, which are more fully described in the derivatives accounting policy which follows.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments, and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting rules under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46(r)") for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIEs primary beneficiary requires an evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. FIN 46(r) defines the primary beneficiary as the entity that will absorb a majority of a VIEs expected losses, receive a majority of a VIEs expected residual returns if no single entity absorbs a majority of expected losses, or both.

          When determining the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as trust preferred securities, joint ventures, limited partnerships and limited liability companies, the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     Company gains an understanding of the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements. The Company did not consolidate any of its VIEs at December 31, 2008 and 2007.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and option contracts, to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or
(ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements," effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in interest credited to policyholder account balances. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit's goodwill exceeds its estimated fair value, there is an indication of impairment and the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair value of the reporting unit is determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model.

     Management applies significant judgment when determining the estimated fair value of the reporting unit. The valuation methodologies utilized are subject to key assumptions that are sensitive to change. Estimates of fair value

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods.

     Management concluded it was appropriate to perform an interim goodwill impairment test at December 31, 2008. Based upon the tests performed management concluded no impairment of goodwill had occurred at December 31, 2008. Additionally, the Company recognized no impairments of goodwill during the years ended December 31, 2007 and 2006. Goodwill was $33 million at both December 31, 2008 and 2007.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities are approximately 5%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 3% to 8%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     At the inception, the GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     The Company attributes to the embedded derivative a portion of the expected future rider fees to be collected from the policyholder equal to the present value of expected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives now includes an adjustment for the Company's own credit and risk margins for non capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefit riders. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and
(ii) credited interest, ranging from 3% to 14% less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of the embedded derivative.

  Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii)  future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 7) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements," the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
(iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157, which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of SFAS 157 also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain riders on variable annuity contracts. The change in valuation of embedded derivatives associated with riders on annuity contracts resulted from the incorporation of risk margins associated with non capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting SFAS 157 on assets and liabilities measured at estimated fair value was $20 million ($13 million, net of income tax) and was recognized as a change in estimate in the accompanying statement of income where it was presented in the respective income statement caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income
(loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's net income in future periods.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Note 11 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009 and impacts balance sheet items including nonfinancial assets and liabilities in a business combination and the impairment testing of goodwill and long-lived assets.

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's financial statements.

  Investments

     Effective December 31, 2008, the Company adopted FSP No. FAS 140-4 and FIN 46(r)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities ("FSP 140-4 and FIN 46(r)-8"). FSP 140-4 and FIN 46(r)-8 requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in a VIE. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special-purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest or is the sponsor. The Company provided all of the material required disclosures in its financial statements.

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a securitized financial asset with the guidance in SFAS 115, Accounting for Certain Investments in Debt and Equity Securities, for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 ("FIN 45"), to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company provided all of the material required disclosures in its financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

          (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

          (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

          (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

          (iv) amends SFAS 140 to eliminate the prohibition on a QSPE from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $5 million decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption of FIN 48, the Company did not have any unrecognized tax benefits. See also Note 7.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of SOP 05-1 and the related TPAs did not have an impact on the Company's financial statements.

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's financial statements.

     Effective January 1, 2008, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6") prospectively. EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. EITF 07-6 concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of EITF 07-6 did not have a material impact on the Company's financial statements.

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities at January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). In April 2009, the FASB also issued FSP 141(r)-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination that Arise from Contingencies ("FSP 141(r)-1"). Under these pronouncements:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r) and FSP 141(r)-1 prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future annual periods.

  Other Pronouncements

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective in the first reporting period beginning after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities, and the percentage that each sector represents by the respective total holdings at:

                                                        DECEMBER 31, 2008
                                          --------------------------------------------
                                                         GROSS
                                           COST OR     UNREALIZED
                                          AMORTIZED   -----------    ESTIMATED    % OF
                                             COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                          ---------   ----   ----   ----------   -----
                                                          (IN MILLIONS)
U.S. corporate securities...............    $  712     $ 4   $ 90     $  626      39.7%
Residential mortgage-backed securities..       373       6     68        311      19.7
Commercial mortgage-backed securities...       311      --     96        215      13.7
U.S. Treasury/agency securities.........       175      11     --        186      11.8
Asset-backed securities.................       190      --     43        147       9.3
Foreign corporate securities............       110      --     27         83       5.3
Foreign government securities...........         7       1     --          8       0.5
                                          ---------   ----   ----   ----------   -----
  Total fixed maturity securities
     (1),(2)............................    $1,878     $22   $324     $1,576     100.0%
                                          =========   ====   ====   ==========   =====
Non-redeemable preferred stock (1)......    $   21    $ --   $ 12     $    9     100.0%
                                          ---------   ----   ----   ----------   -----
  Total equity securities...............    $   21     $--   $ 12     $    9     100.0%
                                          =========   ====   ====   ==========   =====




                                                        DECEMBER 31, 2007
                                          --------------------------------------------
                                                         GROSS
                                           COST OR     UNREALIZED
                                          AMORTIZED   -----------    ESTIMATED    % OF
                                             COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                          ---------   ----   ----   ----------   -----
                                                          (IN MILLIONS)
U.S. corporate securities...............    $  825     $ 6    $16     $  815      40.4%
Residential mortgage-backed securities..       459       2      6        455      22.6
Commercial mortgage-backed securities...       289       1      6        284      14.1
U.S. Treasury/agency securities.........       225       3     --        228      11.3
Asset-backed securities.................        95      --      9         86       4.2
Foreign corporate securities............       136       1      4        133       6.6
Foreign government securities...........        14       2     --         16       0.8
                                          ---------   ----   ----   ----------   -----
  Total fixed maturities (1),(2)........    $2,043     $15    $41     $2,017     100.0%
                                          =========   ====   ====   ==========   =====
Non-redeemable preferred stock (1)......    $   21    $ --    $ 3     $   18     100.0%
                                          ---------   ----   ----   ----------   -----
  Total equity securities...............    $   21     $--    $ 3     $   18     100.0%
                                          =========   ====   ====   ==========   =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." There were no such perpetual hybrid securities classified as non-redeemable preferred stock held by the Company at

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

       December 31, 2008 and 2007. In addition, the Company held $9 million and $18 million at estimated fair value at December 31, 2008 and 2007, respectively, of other perpetual hybrid securities, primarily U.S. financial institutions, also included in non-redeemable preferred stock. Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $11 million and $24 million, respectively.

   (2) At December 31, 2008 and 2007, the Company also held $8 million and $13 million at estimated fair value, respectively, of redeemable preferred stock which have stated maturity dates which are included within fixed maturity securities. These securities are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are commonly referred to as "capital securities" within U.S. corporate securities.

     The Company held foreign currency derivatives with notional amounts of $8 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at both December 31, 2008 and 2007.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $61 million and $88 million at December 31, 2008 and 2007, respectively. These securities had net unrealized losses of $17 million and less than $1 million at December 31, 2008 and 2007, respectively.

     Non-Income Producing Fixed Maturity Securities. Non-income producing fixed maturity securities at estimated fair value were less than $1 million at both December 31, 2008 and 2007. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million at both December 31, 2008 and 2007.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. At December 31, 2008, $3 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantee insurers, all of which are included within asset-backed securities and 5% and 95% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively. As described below, all of the asset-backed securities that are credit enhanced by financial guarantee insurers are asset-backed securities which are backed by sub-prime mortgage loans.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. At December 31, 2008 and 2007, the Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $186 million and $228 million, respectively. As shown in the sector table above, at December 31, 2008 the Company's three largest exposures in its fixed maturity security portfolio were U.S. corporate fixed maturity securities (39.7%), residential mortgage-backed securities (19.7%), and commercial mortgage-backed securities (13.7%); and at December 31, 2007 were U.S. corporate fixed maturity securities (40.4%), residential mortgage-backed securities (22.6%), and commercial mortgage-backed securities (14.1%).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $709 million and $948 million, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. The portfolio does not have exposure to any single issuer in excess of 1% of total cash and invested assets. The exposure to the largest single issuer of corporate fixed maturity securities held at December 31, 2008 and 2007 was $24 million and $20 million, respectively. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $159 million and $188 million, respectively, the total of these ten issuers being less

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


than 7% and 9% of the Company's total cash and invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Finance.....................................    $    151    21.3%    $    284    30.0%
Industrial..................................         146    20.6          192    20.2
Consumer....................................         105    14.8          156    16.5
Utility.....................................         104    14.7          101    10.6
Foreign (1).................................          83    11.7          133    14.0
Communications..............................          70     9.9           71     7.5
Other.......................................          50     7.0           11     1.2
                                              ----------   -----   ----------   -----
  Total.....................................        $709   100.0%        $948   100.0%
                                              ==========   =====   ==========   =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other fixed maturity foreign investments.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Residential Mortgage-Backed Securities - The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Residential mortgage-backed securities:
  Collateralized mortgage obligations.......    $    228    73.3%    $    304    66.8%
  Pass-through securities...................          83    26.7          151    33.2
                                              ----------   -----   ----------   -----
Total residential mortgage-backed
  securities................................        $311   100.0%        $455   100.0%
                                              ==========   =====   ==========   =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency, prime, and alternative residential mortgage loans ("Alt-A") securities of 59%, 29%, and 12% of the total holdings, respectively. At December 31, 2008 and 2007, $272 million and $455 million, respectively, or 87% and 100% respectively, of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P, or Fitch Ratings ("Fitch"). The majority of the residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


borrower falls between prime and sub-prime. At December 31, 2008 and 2007, the Company's Alt-A residential mortgage-backed securities exposure was $39 million and $79 million, respectively, with an unrealized loss of $29 million and $1 million respectively. At December 31, 2008 and 2007, $7 million and $79 million, respectively, or 18% and 100% respectively, of the Company's Alt-A residential mortgage-backed securities were rated Aa/AAA or better by Moody's, S&P or Fitch. In December 2008, certain Alt-A residential mortgage-backed securities experienced ratings downgrades from investment grade to below investment grade, contributing to the decrease year over year cited above in those securities rated Aa/AA or better. At December 31, 2008, the Company's Alt-A holdings are distributed as follows: 7% 2007 vintage year, 74% 2006 vintage year; and 19% 2005 and prior vintage years. In January 2009, Moody's revised its loss projections for Alt-A residential mortgage-backed securities, and the Company anticipates that Moody's will be downgrading virtually all 2006 and 2007 vintage year Alt-A securities to below investment grade, which will increase the percentage of the Company's Alt-A residential mortgage-backed securities portfolio that will be rated below investment grade. Vintage year refers to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $215 million and $284 million, respectively, at estimated fair value. At December 31, 2008 and 2007, $185 million and $206 million, respectively, of the estimated fair value, or 86% and 72%, respectively, of the commercial mortgage-backed securities were rated Aaa/AAA by Moody's, S&P, or Fitch. At December 31, 2008, the rating distribution of the Company's commercial mortgage-backed securities holdings was as follows:
86% Aaa, 8% Aa, 5% A, and 1% Baa. At December 31, 2008, 91% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the Company had no exposure to CMBX securities or commercial real estate collateralized debt obligations securities.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Asset-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in asset-backed securities was $147 million and $86 million, respectively, at estimated fair value. The Company's asset-backed securities are diversified both by sector and by issuer. At December 31, 2008 and 2007, $129 million and $41 million, respectively, or 88% and 48%, respectively, of total asset-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the largest exposures in the Company's asset-backed securities portfolio were credit card receivables, student loan receivables, and residential mortgage-backed securities backed by sub-prime mortgage loans of 60%, 10% and 5% of the total holdings, respectively. Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. At December 31, 2008 and 2007, the Company had exposure to fixed maturity securities backed by sub-prime mortgage loans with estimated fair values of $7 million and $19 million, respectively, and unrealized losses of $14 million and $7 million, respectively. At December 31, 2008, 48% of the asset-backed securities backed by sub-prime mortgage loans have been guaranteed by financial guarantee insurers, of which 5% and 95% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively.

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any significant concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity in its equity securities holdings.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $   78      $   75       $   74      $   74
Due after one year through five years...       426         395          508         506
Due after five years through ten years..       286         245          311         306
Due after ten years.....................       214         188          307         306
                                          ---------   ----------   ---------   ----------
  Subtotal..............................     1,004         903        1,200       1,192
Mortgage-backed and asset-backed
  securities............................       874         673          843         825
                                          ---------   ----------   ---------   ----------
  Total fixed maturity securities.......    $1,878      $1,576       $2,043      $2,017
                                          =========   ==========   =========   ==========



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive loss, are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................   $(302)    $(26)     $(9)
Equity securities...................................     (12)      (3)      --
Derivatives.........................................       3       --       --
                                                      ------   ------   ------
  Subtotal..........................................    (311)     (29)      (9)
                                                      ------   ------   ------
Amounts allocated from DAC and VOBA.................      71        8        4
Deferred income tax.................................      84        7        2
                                                      ------   ------   ------
  Subtotal..........................................     155       15        6
                                                      ------   ------   ------
Net unrealized investment gains (losses)............   $(156)   $ (14)   $  (3)
                                                      ======   ======   ======


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance, January 1,.................................   $ (14)    $ (3)     $(4)
Unrealized investment gains (losses) during the
  year..............................................    (282)     (20)      --
Unrealized investment gains (losses) relating to:
  DAC and VOBA......................................      63        4        1
  Deferred income tax...............................      77        5       --
                                                      ------   ------   ------
Balance, December 31,...............................   $(156)    $(14)     $(3)
                                                      ======   ======   ======
Change in net unrealized investment gains (losses)..   $(142)   $ (11)   $   1
                                                      ======   ======   ======



  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                   DECEMBER 31, 2008
                                     -----------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                       LESS THAN 12 MONTHS          THAN 12 MONTHS                 TOTAL
                                     -----------------------   -----------------------   -------------------------
                                                     GROSS                     GROSS                       GROSS
                                      ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED     ESTIMATED    UNREALIZED
                                     FAIR VALUE      LOSS      FAIR VALUE      LOSS       FAIR VALUE       LOSS
                                     ----------   ----------   ----------   ----------   ------------   ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........   $     437   $       60   $       92   $       30   $        529   $       90
Residential mortgage-backed
  securities.......................          50           11           85           57            135           68
Commercial mortgage-backed
  securities.......................         114           22          101           74            215           96
Asset-backed securities............          96           19           31           24            127           43
Foreign corporate securities.......          49            9           33           18             82           27
Foreign government securities......           1           --           --           --              1           --
                                     ----------   ----------   ----------   ----------   ------------   ----------
  Total fixed maturity securities..        $747         $121         $342         $203         $1,089         $324
                                     ==========   ==========   ==========   ==========   ============   ==========
Equity securities..................        $ --         $ --         $  8         $ 12         $    8         $ 12
                                     ==========   ==========   ==========   ==========   ============   ==========
Total number of securities in an
  unrealized loss position.........         209                       127
                                     ==========                ==========


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   DECEMBER 31, 2007
                                     -----------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                       LESS THAN 12 MONTHS          THAN 12 MONTHS                 TOTAL
                                     -----------------------   -----------------------   -------------------------
                                                     GROSS                     GROSS                       GROSS
                                      ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED     ESTIMATED    UNREALIZED
                                     FAIR VALUE      LOSS      FAIR VALUE      LOSS       FAIR VALUE       LOSS
                                     ----------   ----------   ----------   ----------   ------------   ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........   $     305    $      11   $      143    $       5   $        448    $      16
Residential mortgage-backed
  securities.......................         215            5           68            1            283            6
Commercial mortgage-backed
  securities.......................          16           --          174            6            190            6
Asset-backed securities............          51            6           17            3             68            9
Foreign corporate securities.......          78            4           23           --            101            4
                                     ----------   ----------   ----------   ----------   ------------   ----------
  Total fixed maturity securities..        $665          $26         $425          $15         $1,090          $41
                                     ==========   ==========   ==========   ==========   ============   ==========
Equity securities..................        $ 18          $ 3         $ --          $--         $   18          $ 3
                                     ==========   ==========   ==========   ==========   ============   ==========
Total number of securities in an
  unrealized loss position.........         154                       103
                                     ==========                ==========



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                               DECEMBER 31, 2008
                                            -------------------------------------------------------
                                            COST OR AMORTIZED   GROSS UNREALIZED      NUMBER OF
                                                   COST               LOSS            SECURITIES
                                            -----------------  -----------------  -----------------
                                            LESS THAN  20% OR  LESS THAN  20% OR  LESS THAN  20% OR
                                               20%      MORE      20%      MORE      20%      MORE
                                            ---------  ------  ---------  ------  ---------  ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months......................   $    322  $  517    $    21  $  206         86     132
Six months or greater but less than nine
  months..................................        195       6         18       4         41       2
Nine months or greater but less than
  twelve months...........................        160      38         24      24         25       7
Twelve months or greater..................        170       5         23       4         40       2
                                            ---------  ------  ---------  ------
  Total...................................       $847    $566        $86    $238
                                            =========  ======  =========  ======
EQUITY SECURITIES:
Less than six months......................       $ --    $ --        $--    $ --         --      --
Six months or greater but less than nine
  months..................................         --      --         --      --         --      --
Nine months or greater but less than
  twelve months...........................         --      20         --      12         --       1
Twelve months or greater..................         --      --         --      --         --      --
                                            ---------  ------  ---------  ------
  Total...................................       $ --    $ 20        $--    $ 12
                                            =========  ======  =========  ======


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31, 2007
                                          ---------------------------------------------------------------
                                            COST OR AMORTIZED      GROSS UNREALIZED         NUMBER OF
                                                  COST                   LOSS              SECURITIES
                                          --------------------   -------------------   ------------------
                                           LESS THAN    20% OR   LESS THAN    20% OR   LESS THAN   20% OR
                                              20%        MORE       20%        MORE       20%       MORE
                                          -----------   ------   ---------   -------   ---------   ------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months....................  $       431    $  11     $    11   $     4          88        5
Six months or greater but less than nine
  months................................          152       --           7        --          44       --
Nine months or greater but less than
  twelve months.........................           98       --           5        --          18       --
Twelve months or greater................          439       --          14        --         101       --
                                          -----------   ------   ---------   -------
  Total.................................       $1,120      $11         $37       $ 4
                                          ===========   ======   =========   =======
EQUITY SECURITIES:
Less than six months....................       $   --      $--         $--      $ --          --       --
Six months or greater but less than nine
  months................................           --       --          --        --          --       --
Nine months or greater but less than
  twelve months.........................           21       --           3        --           2       --
Twelve months or greater................           --       --          --        --          --       --
                                          -----------   ------   ---------   -------
  Total.................................       $   21      $--         $ 3       $--
                                          ===========   ======   =========   =======



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $86 million and $37 million, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 10% and 3%, respectively, of the cost or amortized cost of such securities. At December 31, 2008, there were no unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost. At December 31, 2007, $3 million of unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost, which represented 14% of the cost of such securities.

     At December 31, 2008, $238 million and $12 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 42% and 60% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $238 million, $206 million were related to fixed maturity securities that were in an unrealized loss position for a period of less than six months. Of such unrealized losses of $12 million, all were related to equity securities that were in an unrealized loss position for a period of nine months or more. At December 31, 2007, $4 million of unrealized losses related to fixed maturity securities, with an unrealized loss position of 20% or more of cost or amortized cost, which

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


represented 36% of the cost or amortized cost of such fixed maturity securities, respectively. Of such unrealized losses all were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity securities and one equity security, each with a gross unrealized loss at December 31, 2008 of greater than $10 million. The two fixed maturity securities represented 15%, or $47 million in the aggregate, of the gross unrealized loss on fixed maturity securities. The one equity security represented all, or $12 million in the aggregate, of the gross unrealized loss on equity securities. The Company held no fixed maturity securities or equity securities with a gross unrealized loss of greater than $10 million at December 31, 2007. These securities with a gross unrealized loss greater than $10 million were included in the regular evaluation of whether such securities are other-than-temporarily impaired. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline being primarily attributable to a rise in market yields caused principally by an extensive widening of credit spreads which resulted from a lack of market liquidity and a short-term market dislocation versus a long-term deterioration in credit quality, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration of, and severity of, an unrealized loss position, such as unrealized losses of 20% or more for equity securities, which was $12 million and $0 at December 31, 2008 and 2007, respectively, is given greater weight and consideration, than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     Equity securities with an unrealized loss of 20% or more for nine months or more was $12 million as of December 31, 2008, all of which are financial services investment grade non-redeemable preferred securities that are rated A or higher.

     There were no equity securities with an unrealized loss of 20% or more for twelve months or greater.

     In connection with the equity securities impairment review process during 2008, the Company evaluated its holdings in non-redeemable preferred securities, particularly those of financial services industry companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred securities with a severe or an extended unrealized loss.

     Also, the Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities, and with respect to fixed maturity securities, it has the ability and intent to hold until the earlier of the recovery in value, or until maturity, and with respect to equity securities, it has the ability and intent to hold until the recovery in value. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity and equity securities of $336 million and $44 million, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
SECTOR:
Commercial mortgage-backed securities........................    29%    14%
U.S. corporate securities....................................    27     36
Residential mortgage-backed securities.......................    20     14
Asset-backed securities......................................    13     20
Foreign corporate securities.................................     8      9
Other........................................................     3      7
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===
INDUSTRY:
Mortgage-backed..............................................    49%    28%
Finance......................................................    23     35
Asset-backed.................................................    13     20
Consumer.....................................................     7     --
Utility......................................................     4      3
Industrial...................................................     1     13
Other........................................................     3      1
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                               ------------------
                                                               2008   2007   2006
                                                               ----   ----   ----
                                                                  (IN MILLIONS)
Fixed maturity securities....................................  $(25)   $(6)  $(17)
Equity securities............................................    --     (1)    --
Other limited partnership interests..........................    --     --     (1)
Freestanding derivatives.....................................    81     15    (12)
Embedded derivatives.........................................   274     91    (30)
                                                               ----   ----   ----
  Net investment gains (losses)..............................  $330    $99   $(60)
                                                               ====   ====   ====



     See Note 6 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                   FIXED MATURITY
                                     SECURITIES           EQUITY SECURITIES             TOTAL
                               ----------------------  ----------------------  ----------------------
                                2008    2007    2006    2008    2007    2006    2008    2007    2006
                               ------  ------  ------  ------  ------  ------  ------  ------  ------
                                                            (IN MILLIONS)
Proceeds.....................   $464    $657   $1,051   $  --   $  --   $  --   $464    $657   $1,051
                               ======  ======  ======  ======  ======  ======  ======  ======  ======
Gross investment gains.......      1       1        4      --      --      --      1       1        4
                               ------  ------  ------  ------  ------  ------  ------  ------  ------
Gross investment losses......    (18)     (6)     (21)     --      --      --    (18)     (6)     (21)
                               ------  ------  ------  ------  ------  ------  ------  ------  ------
Writedowns
     Credit-related..........     (8)     (1)      --      --      (1)     --     (8)     (2)      --
                               ------  ------  ------  ------  ------  ------  ------  ------  ------
  Net investment gains
     (losses)................   $(25)   $ (6)  $  (17)    $--     $(1)    $--   $(25)   $ (7)  $  (17)
                               ======  ======  ======  ======  ======  ======  ======  ======  ======



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $8 million and $2 million for the years ended December 31, 2008 and 2007, respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses) during 2006. The substantial increase in 2008 over 2007 was driven by writedowns totaling $3 million of financial services industry securities holdings and $5 million on asset-backed (substantially all are backed by or exposed to sub-prime mortgage loans) all of which were fixed maturity securities.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2008     2007     2006
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Fixed maturity securities............................  $110     $118     $119
Equity securities....................................     1        1       --
Mortgage loans on real estate........................     5        5        5
Policy loans.........................................     2        2        2
Other limited partnership interests..................     1        1        1
Cash, cash equivalents and short-term investments....     4        8        7
Other................................................     1       --       --
                                                       ----     ----     ----
  Total investment income............................   124      135      134
Less: Investment expenses............................    16       31       28
                                                       ----     ----     ----
  Net investment income..............................  $108     $104     $106
                                                       ====     ====     ====



     Net investment income from other limited partnership interests represents distributions from other limited partnership interests accounted for under the cost method. Overall for 2008, the net amount recognized by the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

Company was a gain of $1 million resulting principally from gains on cost method investments. Such earnings and losses recognized for other limited partnership interests are impacted by volatility in the equity and credit markets.

     Affiliated investment expenses, included in the table above, were $1 million for each of the years ended December 31, 2008, 2007 and 2006. See
"-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily major brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities with a cost or amortized cost of $319 million and $523 million and an estimated fair value of $322 million and $525 million were on loan under the program at December 31, 2008 and 2007, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $324 million and $541 million at December 31, 2008 and 2007, respectively. Of this $324 million of cash collateral at December 31, 2008, $189 million was on open terms, meaning that the related loaned security could be returned to the Company on the next business day requiring return of cash collateral, and $128 million and $7 million, respectively, were due within 30 days and 60 days. Of the $188 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2008, $186 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan are primarily U.S. Treasury and agency securities, and very liquid residential mortgage-backed securities. The estimated fair value of the reinvestment portfolio acquired with the cash collateral was $272 million at December 31, 2008, and consisted principally of fixed maturity securities (including residential mortgage-backed, asset-backed, U.S. corporate and foreign corporate securities).

     Security collateral of $6 million on deposit from counterparties in connection with the securities lending transactions at December 31, 2008 may not be sold or repledged and is not reflected in the financial statements. There was no security collateral on deposit from counterparties in connection with the securities lending transactions at December 31, 2007.

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with an estimated fair value of $8 million and $7 million at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 3.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Agricultural mortgage loans...................   $  48      63.2%   $  40      54.1%
Commercial mortgage loans.....................      28      36.8       34      45.9
                                                ------   -------   ------   -------
Total mortgage loans on real estate...........     $76     100.0%     $74     100.0%
                                                ======   =======   ======   =======


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2008, 20%, 16% and 12% of the value of the Company's mortgage loans on real estate were located in District of Columbia, Alabama and Arizona, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $2 million at both December 31, 2008 and 2007.

     For each of the years ended December 31, 2008, 2007 and 2006, net investment income from other limited partnership interests was $1 million.

  OTHER INVESTED ASSETS

     At December 31, 2008 and 2007, the carrying value of freestanding derivatives with positive fair values, included in other invested assets, was $109 million and $28 million, respectively.

     See Note 3 regarding the freestanding derivatives with positive estimated fair values.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $2 million and $70 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, which is an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $2 million, $4 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2008   2007   2006
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates............................................  $ --    $23   $127
Amortized cost of assets transferred to affiliates......   $--    $23   $129
Net investment gains (losses) recognized on transfers...   $--   $ --   $ (2)
Estimated fair value of assets transferred from
  affiliates............................................   $--    $--   $ 21

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or estimated fair value of derivative financial instruments, excluding embedded derivatives, held at:

                                           DECEMBER 31, 2008                DECEMBER 31, 2007
                                    ------------------------------   ------------------------------
                                                  CURRENT MARKET                   CURRENT MARKET
                                                  OR FAIR VALUE                    OR FAIR VALUE
                                               -------------------              -------------------
                                    NOTIONAL              LIABILI-   NOTIONAL              LIABILI-
                                     AMOUNT     ASSETS      TIES      AMOUNT     ASSETS      TIES
                                    --------   --------   --------   --------   --------   --------
                                                             (IN MILLIONS)
Interest rate swaps...............   $   --      $ --       $ --      $    9      $ --       $ --
Interest rate floors..............    2,040       105         --       2,460        27         --
Foreign currency swaps............        8         4         --           8         1         --
Financial forwards................       --        --         --          25        --         --
Credit default swaps..............       41        --         --          30        --         --
                                     ------      ----       ----      ------      ----       ----
  Total...........................   $2,089      $109        $--      $2,532       $28        $--
                                     ======      ====       ====      ======      ====       ====



     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2008:

                                                               REMAINING LIFE
                                          -------------------------------------------------------
                                                        AFTER        AFTER
                                                      ONE YEAR    FIVE YEARS
                                          ONE YEAR     THROUGH      THROUGH    AFTER TEN
                                           OR LESS   FIVE YEARS    TEN YEARS     YEARS      TOTAL
                                          --------   ----------   ----------   ---------   ------
                                                               (IN MILLIONS)
Interest rate floors....................  $     --     $     --      $ 2,040    $     --   $2,040
Foreign currency swaps..................        --           --           --           8        8
Credit default swaps....................        --           34            7          --       41
                                          --------   ----------   ----------   ---------   ------
  Total.................................       $--          $34       $2,047         $ 8   $2,089
                                          ========   ==========   ==========   =========   ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate floors are used by the Company primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily as a macro hedge on certain invested assets. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amount and the estimated fair value of derivatives by type of hedge designation at:

                                     DECEMBER 31, 2008                DECEMBER 31, 2007
                              ------------------------------   ------------------------------
                                              FAIR VALUE                       FAIR VALUE
                                         -------------------              -------------------
                              NOTIONAL              LIABILI-   NOTIONAL              LIABILI-
                               AMOUNT     ASSETS      TIES      AMOUNT     ASSETS      TIES
                              --------   --------   --------   --------   --------   --------
                                                       (IN MILLIONS)
Fair value..................   $   --      $ --       $ --      $    8       $ 1       $ --
Cash flow...................        8         4         --           4        --         --
Non-qualifying..............    2,081       105         --       2,520        27         --
                               ------      ----       ----      ------       ---       ----
  Total.....................   $2,089      $109        $--      $2,532       $28        $--
                               ======      ====       ====      ======       ===       ====



     The Company recognized insignificant net investment income (expense) from settlement payments related to qualifying hedges for the years ended December 31, 2008, 2007 and 2006.

     The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for each of the years ended December 31, 2008, 2007 and 2006.

  FAIR VALUE HEDGES

     The Company designates and accounts for interest rate swaps to convert fixed rate investments to floating rate investments as fair value hedges when they have met the requirements of SFAS 133.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2008 and 2007. The Company did not have any fair value hedges during the year ended December 31, 2006.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities as cash flow hedges, when they have met the requirements of SFAS 133.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     For each of the years ended December 31, 2008, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008, 2007, and 2006.

     For the year ended December 31, 2008, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was $4 million, which represents the net gain on the effective portion of cash flow hedges. For the years ended December 31, 2007 and 2006, the net amounts deferred in other comprehensive income (loss) relating to cash flow hedges was insignificant.

     At December 31, 2008, insignificant amounts of the deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2009.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and purchased floors to economically hedge its exposure to interest rates; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity variance swaps as a macro hedge on certain invested assets; and (v) credit default swaps to synthetically create investments.

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                           YEARS ENDED DECEMBER
                                                                    31,
                                                          ----------------------
                                                          2008     2007     2006
                                                          ----     ----     ----
                                                               (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives........................................      $81      $15     $(12)


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; affiliated ceded reinsurance contracts related to guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefit riders....................  $569    $73
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefit riders...................  $226    $17

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents changes in the estimated fair value related to embedded derivatives:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2008   2007   2006
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Net investment gains (losses) (1).......................  $274    $91   $(30)


--------

   (1) Effective January 1, 2008, upon adoption of SFAS 157, the valuation of the Company's guaranteed minimum benefit riders includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the year ended December 31, 2008 are gains of $136 million in connection with this adjustment.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 11 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments.

     At December 31, 2008, the Company was obligated to return cash collateral under its control of $61 million. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. The Company had no cash collateral under its control at December 31, 2007.

     In addition, the Company may have exchange-traded futures, which require the pledging of collateral. At December 31, 2008, the Company did not provide any securities collateral for exchange traded futures. At December 31, 2007, the Company pledged securities collateral for exchange-traded futures of $3 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $26 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid an insignificant amount to terminate all of these contracts.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2008:

                                                                 DECEMBER 31, 2008
                                            -----------------------------------------------------------
                                                               MAXIMUM AMOUNT
                                             FAIR VALUE OF   OF FUTURE PAYMENTS       WEIGHTED
RATING AGENCY DESIGNATION OF REFERENCED     CREDIT DEFAULT      UNDER CREDIT       AVERAGE YEARS
CREDIT OBLIGATIONS (1)                           SWAPS        DEFAULT SWAPS (2)   TO MATURITY (3)
------------------------------------------  --------------   ------------------   ---------------
                                                                   (IN MILLIONS)
Aaa/Aa/A
  Single name credit default swaps
     (corporate)..........................       $ --                $ 2                5.0
  Credit default swaps referencing
     indices..............................         --                 24                4.0
                                                 ----                ---
     Subtotal.............................         --                 26                4.1
                                                 ----                ---
Baa
  Single name credit default swaps
     (corporate)..........................         --                 --                 --
  Credit default swaps referencing
     indices..............................         --                 --                 --
                                                 ----                ---
     Subtotal.............................         --                 --                 --
                                                 ----                ---
Ba
  Single name credit default swaps
     (corporate)..........................         --                 --                 --
  Credit default swaps referencing
     indices..............................         --                 --                 --
                                                 ----                ---
     Subtotal.............................         --                 --                 --
                                                 ----                ---
B
  Single name credit default swaps
     (corporate)..........................         --                 --                 --
  Credit default swaps referencing
     indices..............................         --                 --                 --
                                                 ----                ---
     Subtotal.............................         --                 --                 --
                                                 ----                ---
Caa and lower
  Single name credit default swaps
     (corporate)..........................         --                 --                 --
  Credit default swaps referencing
     indices..............................         --                 --                 --
                                                 ----                ---
     Subtotal.............................         --                 --                 --
                                                 ----                ---
In or near default
  Single name credit default swaps
     (corporate)..........................         --                 --                 --
  Credit default swaps referencing
     indices..............................         --                 --                 --
                                                 ----                ---
     Subtotal.............................         --                 --                 --
                                                 ----                ---
                                                  $--                $26                4.1
                                                 ====                ===



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                          DAC   VOBA   TOTAL
                                                         ----   ----   -----
                                                            (IN MILLIONS)
Balance at January 1, 2006.............................  $441   $163    $604
  Capitalizations......................................    80     --      80
                                                         ----   ----    ----
       Subtotal........................................   521    163     684
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses).....................   (13)    (3)    (16)
     Other expenses....................................    85    (17)     68
                                                         ----   ----    ----
       Total amortization..............................    72    (20)     52
                                                         ----   ----    ----
  Less: Unrealized investment gains (losses)...........    --     (1)     (1)
                                                         ----   ----    ----
Balance at December 31, 2006...........................   449    184     633
  Capitalizations......................................    89     --      89
                                                         ----   ----    ----
       Subtotal........................................   538    184     722
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses).....................    34      6      40
     Other expenses....................................    63     25      88
                                                         ----   ----    ----
       Total amortization..............................    97     31     128
                                                         ----   ----    ----
  Less: Unrealized investment gains (losses)...........    (3)    (1)     (4)
                                                         ----   ----    ----
Balance at December 31, 2007...........................   444    154     598
  Capitalizations......................................    89     --      89
                                                         ----   ----    ----
       Subtotal........................................   533    154     687
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses).....................    31     --      31
     Other expenses....................................   117     35     152
                                                         ----   ----    ----
       Total amortization..............................   148     35     183
                                                         ----   ----    ----
  Less: Unrealized investment gains (losses)...........   (50)   (13)    (63)
                                                         ----   ----    ----
Balance at December 31, 2008...........................  $435   $132    $567
                                                         ====   ====    ====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $17 million in 2009, $15 million in 2010, $14 million in 2011, $12 million in 2012, and $11 million in 2013.

     Amortization of VOBA and DAC is attributed to both investment gains and losses and other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses provide information regarding the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                       POLICYHOLDER         OTHER
                                    FUTURE POLICY        ACCOUNT         POLICYHOLDER
                                       BENEFITS          BALANCES           FUNDS
                                   ---------------   ---------------   ---------------
                                                       DECEMBER 31,
                                   ---------------------------------------------------
                                    2008     2007     2008     2007     2008     2007
                                   ------   ------   ------   ------   ------   ------
                                                      (IN MILLIONS)
Traditional life.................   $  8     $  8    $   --   $   --    $ --     $ --
Variable & universal life........     --       --       130      134       1        3
Annuities........................    364      284     2,660    2,033      45       31
                                    ----     ----    -- ---   -- ---    ----     ----
Total............................   $372     $292    $2,790   $2,167     $46      $34
                                    ====     ====    == ===   == ===    ====     ====



  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                          YEARS ENDED DECEMBER
                                                                   31,
                                                         ----------------------
                                                         2008     2007     2006
                                                         ----     ----     ----
                                                              (IN MILLIONS)
Balance at January 1,..................................  $ 90      $80     $ 75
Capitalization.........................................    18       19       19
Amortization...........................................   (20)      (9)     (14)
                                                         ----      ---     ----
Balance at December 31,................................  $ 88      $90     $ 80
                                                         ====      ===     ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $6,633 million and $9,432 million at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $141 million, $138 million and $115 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     For each of the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts is as follows:

                                                                  DECEMBER 31,
                                        ---------------------------------------------------------------
                                                     2008                             2007
                                        ------------------------------   ------------------------------
                                            IN THE             AT            IN THE             AT
                                        EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                        --------------   -------------   --------------   -------------
                                                                 (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value................     $   2,382             N/A        $   2,635             N/A
Net amount at risk (2)................     $     675 (3)         N/A        $      10 (3)         N/A
Average attained age of
  contractholders.....................      62 years             N/A         60 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value................     $   5,390       $   4,239        $   8,070       $   5,516
Net amount at risk (2)................     $   2,256 (3)   $   2,003 (4)    $     225 (3)   $      89 (4)
Average attained age of
  contractholders.....................      62 years        62 years         63 years        62 years


--------

   (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts is as follows:

                                                                  ANNUITY
                                                                 CONTRACTS
                                                               -------------
                                                                 GUARANTEED
                                                               ANNUITIZATION
                                                                  BENEFITS
                                                               -------------
                                                               (IN MILLIONS)
Balance at January 1, 2006...................................     $     --
Incurred guaranteed benefits.................................           --
Paid guaranteed benefits.....................................           --
                                                               -------------
Balance at December 31, 2006.................................           --
Incurred guaranteed benefits.................................            8
Paid guaranteed benefits.....................................           --
                                                               -------------
Balance at December 31, 2007.................................            8
Incurred guaranteed benefits.................................           41
Paid guaranteed benefits.....................................           --
                                                               -------------
Balance at December 31, 2008.................................          $49
                                                               =============


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Excluded from the table above are guaranteed annuitization benefit liabilities on the Company's annuity contracts of $67 million, $21 million and $24 million at December 31, 2008, 2007 and 2006, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2008     2007
                                                            ------   ------
                                                             (IN MILLIONS)
Mutual Fund Groupings
  Equity..................................................  $4,134   $4,670
  Balanced................................................   1,838    4,073
  Bond....................................................     346      445
  Money Market............................................     242      125
  Specialty...............................................      30       58
                                                            ------   ------
     Total................................................  $6,590   $9,371
                                                            ======   ======



6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     The Company reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company reinsures 100% of the living and death benefit riders associated with its variable annuities issued since 2001 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on rider fees collected from policyholders and receives reimbursements for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2008     2007     2006
                                                       ----     ----     ----
                                                            (IN MILLIONS)
PREMIUMS:
  Direct premiums....................................  $  9     $ 13     $ 65
  Reinsurance ceded..................................    --       (1)      --
                                                       ----     ----     ----
     Net premiums....................................  $  9     $ 12     $ 65
                                                       ====     ====     ====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees.....................................  $191     $201     $177
  Reinsurance ceded..................................   (31)     (39)     (34)
                                                       ----     ----     ----
     Net universal life and investment-type product
       policy fees...................................  $160     $162     $143
                                                       ====     ====     ====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims............  $150     $ 43     $ 99
  Reinsurance ceded..................................   (61)      (7)      (8)
                                                       ----     ----     ----
     Net policyholder benefits and claims............  $ 89     $ 36     $ 91
                                                       ====     ====     ====



     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                              DECEMBER 31,
                                                            ----------------
                                                             2008      2007
                                                            ------   -------
                                                              (IN MILLIONS)
UNAFFILIATED RECOVERABLES:
Future policy benefit recoverables........................  $    7   $    --
Claim recoverables........................................       1        --
                                                            ------   -------
  Total...................................................  $    8      $ --
                                                            ======   =======
AFFILIATED RECOVERABLES:
Deposit recoverables......................................  $1,033      $738
Future policy benefit recoverables........................     636       103
Claim recoverables........................................       4         1
All other recoverables....................................      32        58
                                                            ------   -------
  Total...................................................  $1,705      $900
                                                            ======   =======



     Reinsurance recoverable balances are stated net of allowances for uncollectible balances, which are immaterial. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with reinsurers. The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. At December 31, 2008, the Company has $276 million of affiliated reinsurance recoverable balances secured through irrevocable letters of credit issued and $139 million of affiliated reinsurance recoverable balances secured by funds held in trust as collateral.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company's five largest unaffiliated reinsurers account for $8 million, or 100%, of its total unaffiliated reinsurance recoverable balances at December 31, 2008.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were insignificant at both December 31, 2008 and 2007. Reinsurance balances payable to affiliated reinsurers, included in liabilities, were $91 million and $5 million at December 31, 2008 and 2007, respectively.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries including Metropolitan Life Insurance Company ("MLIC") and Exeter Reassurance Company, Ltd. The Company also has reinsurance agreements with Reinsurance Group of America, Incorporated, ("RGA"), a former affiliate, which was split-off from MetLife in September 2008. The table below includes amounts related to transactions with RGA through the date of the split-off.

     The following table reflects related party reinsurance information:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2008   2007   2006
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Ceded fees, included in universal life and investment-
  type product policy fees...............................   $30    $38    $33
Income from deposit contracts, included in other
  revenues...............................................   $29    $45    $45
Ceded benefits, included in policyholder benefits and
  claims.................................................   $61    $ 7    $ 8
Interest costs on ceded reinsurance, included in other
  expenses...............................................   $(1)   $(2)   $(2)


     The Company has ceded risks to an affiliate related to guaranteed minimum benefit riders written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives ceded are included within premiums and other receivables and were assets of $569 million and $73 million at December 31, 2008 and 2007, respectively. For the years ended December 31, 2008, 2007 and 2006, net investment gains (losses) included $496 million, $110 million and ($36) million, respectively, in changes in fair value of such embedded derivatives.

7.  INCOME TAX

     The provision (benefit) for income tax is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2008     2007     2006
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Current:
  Federal.............................................  $(36)     $(4)    $(81)
Deferred:
  Federal.............................................   108       27       64
                                                        ----      ---     ----
Provision (benefit) for income tax....................  $ 72      $23     $(17)
                                                        ====      ===     ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision (benefit) at the U.S. statutory rate to the provision (benefit) for income tax as reported is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2008     2007     2006
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Tax provision at U.S. statutory rate..................  $ 82     $ 33     $ (4)
Tax effect of:
  Tax-exempt investment income........................   (10)      (9)      (9)
  Prior year tax......................................    --       (2)      (3)
  Other, net..........................................    --        1       (1)
                                                        ----     ----     ----
Provision (benefit) for income tax....................  $ 72      $23     $(17)
                                                        ====     ====     ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             -----   -----
                                                             (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables.................  $  --   $  73
  Net unrealized investment losses.........................     84       7
  Other....................................................      1       1
                                                             -----   -----
                                                                85      81
                                                             -----   -----
Deferred income tax liabilities:
  Investments..............................................     35      13
  Policyholder liabilities and receivables.................     24      --
  DAC......................................................    173     184
                                                             -----   -----
                                                               232     197
                                                             -----   -----
Net deferred income tax liability..........................  $(147)  $(116)
                                                             =====   =====



     A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

     The Company has not recorded a valuation allowance against the deferred tax asset of $84 million recognized in connection with unrealized investment losses at December 31, 2008. The Company has the intent and ability to hold such securities until their recovery or maturity and the Company has available to it tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     Effective January 1, 2006, the Company joined with MetLife and its includable affiliates in filing a federal income tax return. The Company participates in a tax sharing agreement with MetLife. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Pursuant to the tax sharing agreement, the amount due from affiliates is $33 million and $2 million as of December 31, 2008 and 2007, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2004. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

     As a result of the implementation of FIN 48, the Company recognized a $5 million decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption of FIN 48, the Company did not have any unrecognized tax benefits.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $10 million and $9 million, respectively, related to the separate account DRD.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2008, 2007 and 2006. At both December 31, 2008 and 2007, the Company maintained a liability of $8 million, and a related asset for premium tax offsets of $800 thousand for undiscounted future assessments in respect of impaired, insolvent or failed insurers. At December 31, 2007, the Company also held a receivable of $7 million, recorded in other assets, for reimbursement of assessments incurred in a prior acquisition. There were no such receivables at December 31, 2008.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amount of this unfunded commitment was $1 million at December 31, 2008. The Company did not have unfunded commitments at December 31, 2007. The Company anticipates that this amount will be invested in partnerships over the next five years.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2008 and 2007.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $26 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. As of December 31, 2008, the Company would have paid an insignificant amount to terminate all of these contracts.

     See Note 3 for further disclosures related to credit default swap obligations.

9.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received a cash contribution of $50 million from MetLife during the year ended December 31, 2008. There were no contributions received for the years ended December 31, 2007 and 2006.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"). Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance (the "Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income (loss) of the Company, as filed with the Department, was ($35) million, $40 million and $116 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Department, was $398 million and $329 million at December 31, 2008 and 2007, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, the maximum amount of dividends the Company is permitted to pay, without prior insurance regulatory clearance, is the greater of: (i) 10% of its statutory surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since the Company's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2009 without prior approval of the Missouri Commissioner of Insurance.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2008    2007    2006
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year...........................................  $(305)  $ (27)   $(22)
Income tax effect of holding gains (losses)..........    107       9       8
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.............................     26       7      18
  Amortization of premiums and accretion of discounts
     associated with investments ....................     (3)     --       4
  Income tax effect..................................     (8)     (3)     (8)
Allocation of holding losses on investments relating
  to other policyholder amounts......................     63       4       1
Income tax effect of allocation of holding losses to
  other policyholder amounts.........................    (22)     (1)     --
                                                       -- --   -- --    - --
Other comprehensive income (loss)....................  $(142)   $(11)   $  1
                                                       == ==   == ==    = ==



10.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2008    2007    2006
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Compensation.........................................   $ 18    $ 16    $ 14
Commissions..........................................     85      95      82
Amortization of DAC and VOBA.........................    183     128      52
Capitalization of DAC................................    (89)    (89)    (80)
Insurance tax........................................      2       3       3
Other................................................     45      52      51
                                                        ----    ----    ----
Total other expenses.................................   $244    $205    $122
                                                        ====    ====    ====



     For the years ended December 31, 2008, 2007 and 2006, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 6. See also Note 12 for discussion of affiliated expenses included in the table above.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     See Note 4 for a rollforward of DAC including impacts of amortization and capitalization.

11.  FAIR VALUE

FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:

                                                                              ESTIMATED
                                                       NOTIONAL    CARRYING      FAIR
DECEMBER 31, 2007                                       AMOUNT      VALUE       VALUE
-----------------                                     ---------   ---------   ---------
                                                                (IN MILLIONS)
Assets:
  Fixed maturity securities.........................               $ 2,017     $ 2,017
  Equity securities.................................                $   18      $   18
  Mortgage loans on real estate.....................                $   74      $   76
  Policy loans......................................                $   29      $   29
  Short-term investments............................                $   74      $   74
  Cash and cash equivalents.........................                $   81      $   81
  Accrued investment income.........................                $   20      $   20
Liabilities:
  Policyholder account balances.....................                $2,033      $1,956
  Payables for collateral under securities loaned
     transactions...................................                $  541      $  541


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- The estimated fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage Loans on Real Estate -- Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

     Policy Loans -- The estimated fair values for policy loans approximate carrying values.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Cash and Cash Equivalents and Short-term Investments -- The estimated fair values for cash and cash equivalents and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

     Payables for Collateral Under Securities Loaned Transactions -- The estimated fair value for payables for collateral under securities loaned transactions approximates carrying value.

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including financial forwards, interest rate, credit default and foreign currency swaps and interest rate floors are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

                                                                                ESTIMATED
                                                         NOTIONAL    CARRYING      FAIR
DECEMBER 31,  2008                                        AMOUNT      VALUE       VALUE
------------------                                      ---------   ---------   ---------
                                                                  (IN MILLIONS)
Assets:
  Fixed maturity securities..........................                 $1,576      $1,576
  Equity securities..................................                 $    9      $    9
  Mortgage loans on real estate......................                 $   76      $   78
  Policy loans.......................................                 $   28      $   35
  Other limited partnership interests................                 $    2      $    2
  Short-term investments.............................                 $  189      $  189
  Other invested assets (1)..........................     $2,075      $  109      $  109
  Cash and cash equivalents..........................                 $  517      $  517
  Accrued investment income..........................                 $   16      $   16
  Premiums and other receivables (2).................                 $1,057      $  898
  Separate account assets............................                 $6,633      $6,633
  Net embedded derivatives within asset host
     contracts (3)...................................                 $  569      $  569
Liabilities:
  Policyholder account balances (2)..................                 $1,874      $1,627
  Payables for collateral under securities loaned and
     other transactions..............................                 $  385      $  385
  Other liabilities: (2)
     Derivative liabilities..........................     $   14      $   --      $   --
     Other...........................................                 $    1      $    1
  Net embedded derivatives within liability host
     contracts (3)...................................                 $  226      $  226


--------

   (1) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (2) Carrying values presented herein differ from those presented on the balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans on Real Estate -- The Company originates mortgage loans on real estate principally for investment purposes. These loans are carried at amortized cost within the financial statements. The fair value for mortgage loans on real estate is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Other Limited Partnership Interests -- Other limited partnerships included in the preceding table consist of those investments accounted for using the cost method.

     The estimated fair values for other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the balance sheet is comprised of freestanding derivatives with positive estimated fair values. The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the balance sheet is principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, fees and general operating receivables, and embedded derivatives related to the ceded reinsurance of certain variable annuity riders.

     Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity riders are included in this caption in the financial statements but excluded from this caption in the preceding table as they are separately presented.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheet in accordance with SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts are comprised of actively traded mutual

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


funds. The fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity riders accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the table above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed deferred annuities, modified guaranteed annuities and fixed term payout annuities. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard swap valuation models and observable market inputs that take into consideration publicly available information relating to the Company's claims paying ability.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the balance sheet is principally comprised of freestanding derivatives with negative estimated fair values; tax and litigation contingency liabilities; interest due on cash collateral held in relation to securities lending; amounts due under assumed reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     The amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest due on cash collateral held in relation to securities lending. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct variable annuity riders and certain affiliated ceded reinsurance contracts related to such variable annuity riders. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value adjusted through net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMWB, GMAB and certain GMIB riders are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company. Because the direct rider is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct rider.

     The accounting for embedded derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. If interpretations change, there is a risk that features previously not bifurcated may require bifurcation and reporting at estimated fair value in the financial statements and respective changes in estimated fair value could materially affect net income.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The fair value of assets and liabilities measured at estimated fair value on a recurring basis, are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                   DECEMBER 31, 2008
                                               --------------------------------------------------------
                                                        FAIR VALUE MEASUREMENTS AT
                                                           REPORTING DATE USING
                                               --------------------------------------------
                                                 QUOTED PRICES
                                               IN ACTIVE MARKETS  SIGNIFICANT
                                                 FOR IDENTICAL       OTHER      SIGNIFICANT
                                                   ASSETS AND      OBSERVABLE  UNOBSERVABLE     TOTAL
                                                  LIABILITIES        INPUTS       INPUTS      ESTIMATED
                                                   (LEVEL 1)       (LEVEL 2)     (LEVEL 3)   FAIR VALUE
                                               -----------------  -----------  ------------  ----------
                                                                     (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities..................        $   --          $  618        $  8        $  626
  Residential mortgage-backed securities.....            --             306           5           311
  Commercial mortgage-backed securities......            --             215          --           215
  U.S. Treasury/agency securities............            72             114          --           186
  Asset-backed securities....................            --             122          25           147
  Foreign corporate securities...............            --              64          19            83
  Foreign government securities..............            --               8          --             8
                                                     ------          ------        ----        ------
     Total fixed maturity securities.........            72           1,447          57         1,576
                                                     ------          ------        ----        ------
Equity securities:
  Non-redeemable preferred stock.............            --              --           9             9
                                                     ------          ------        ----        ------
     Total equity securities.................            --              --           9             9
                                                     ------          ------        ----        ------
Short-term investments.......................           144              45          --           189
Derivative assets (1)........................            --             109          --           109
Net embedded derivatives within asset host
  contracts (2)..............................            --              --         569           569
Separate account assets (3)..................         6,633              --          --         6,633
                                                     ------          ------        ----        ------
     Total assets............................        $6,849          $1,601        $635        $9,085
                                                     ======          ======        ====        ======
LIABILITIES
Net embedded derivatives within liability
  host contracts (2).........................        $   --          $   --        $226        $  226
                                                     ======          ======        ====        ======



--------

   (1) Derivative assets are presented within other invested assets on the balance sheet.

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

   (3) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities and certain short-term money market securities. Separate account assets classified within this level principally include mutual funds.

     Level 2 This category includes fixed maturity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include most U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, foreign government securities and asset-backed securities. Short-term investments included within Level 2 are of a similar nature to these fixed maturity securities. As it relates to derivatives, this level includes derivatives for which all the inputs used, are observable; including interest rate floors, foreign currency swaps and credit default swaps.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; residential mortgage-backed securities; and asset backed securities -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist of non-redeemable preferred stock where there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. As it relates to derivatives this category includes: credit default swaps having unobservable credit correlations and priced through independent broker quotations. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity riders as well as those on the cession of the risks associated with those riders to affiliates.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                          ---------------------------------------------------------------------------------------------------------
                                                                TOTAL REALIZED/UNREALIZED
                                                               GAINS (LOSSES) INCLUDED IN:
                                                              -----------------------------    PURCHASES,
                            BALANCE,     IMPACT OF   BALANCE,                     OTHER          SALES,       TRANSFER IN  BALANCE,
                          DECEMBER 31,   SFAS 157   BEGINNING                 COMPREHENSIVE  ISSUANCES AND    AND/OR OUT    END OF
                              2007     ADOPTION (1) OF PERIOD EARNINGS (2, 3) INCOME (LOSS) SETTLEMENTS (4) OF LEVEL 3 (5)  PERIOD
                          ------------ ------------ --------- --------------- ------------- --------------- -------------- --------
                                                                        (IN MILLIONS)
Fixed maturity
  securities.............     $115         $ --        $115         $ (8)          $(29)          $(27)           $ 6        $ 57
Equity securities........       18           --          18           --             (9)            --             --           9
Net embedded derivatives
  (6)....................       56           30          86          244             --             13             --         343


--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $30 million increase to net assets. Such amount was also impacted by a decrease to DAC of $10 million for a total impact of $20 million on Level 3 assets and liabilities and also reflects the total net impact of the adoption of SFAS 157, as described in Note 1.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains/losses. Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains/losses. Lapses associated with embedded derivatives are included with the earnings caption of total gains/losses.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (5) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                      TOTAL GAINS AND LOSSES
                                           --------------------------------------------
                                            CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                                   (LOSSES) INCLUDED IN EARNINGS
                                           --------------------------------------------
                                               NET               NET
                                            INVESTMENT       INVESTMENT
                                              INCOME       GAINS (LOSSES)      TOTAL
                                           -----------     --------------   -----------
                                                           (IN MILLIONS)
Fixed maturity securities................    $     --         $      (8)     $      (8)
Net embedded derivatives.................          --               244            244


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                               CHANGES IN UNREALIZED GAINS (LOSSES)
                                            RELATING TO ASSETS AND LIABILITIES HELD AT
                                                         DECEMBER 31, 2008
                                            ------------------------------------------
                                                NET             NET
                                             INVESTMENT     INVESTMENT
                                               INCOME     GAINS (LOSSES)      TOTAL
                                            -----------   --------------   -----------
                                                           (IN MILLIONS)
Fixed maturity securities.................    $     --       $      (8)     $      (8)
Net embedded derivatives..................          --             244            244


12.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with MLIC who provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $31 million, $37 million and $24 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $21 million, $20 million and $30 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has entered into a distribution agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $61 million, $94 million and $80 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company has entered into a service agreement with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $14 million, $15 million and $16 million, included in other revenues, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $22 million, $21 million and $25 million included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net payables to affiliates of $21 million and $11 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note 6.

     See Notes 2, 5 and 6 for additional related party transactions.

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Financial Statements

for the Years Ended December 31, 2008, 2007 and 2006 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of General American Life Insurance
Company:

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 09, 2009

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                      2008      2007
                                                                    -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair
     value (amortized cost: $6,582 and $7,508, respectively).....   $ 6,140   $ 7,919
  Equity securities available-for-sale, at estimated fair value
     (cost: $166 and $31, respectively)..........................       135        31
  Mortgage loans on real estate..................................       219       241
  Policy loans...................................................     1,691     1,657
  Real estate and real estate joint ventures held-for-
     investment..................................................        55        55
  Other limited partnership interests............................        81        33
  Short-term investments.........................................       514       237
  Other invested assets..........................................       126        80
                                                                    -------   -------
     Total investments...........................................     8,961    10,253
Cash and cash equivalents........................................       152       103
Accrued investment income........................................        99       107
Premiums and other receivables...................................     2,177     2,154
Deferred policy acquisition costs and value of business
  acquired.......................................................       279       137
Current income tax recoverable...................................        23       119
Deferred income tax assets.......................................       210        --
Other assets.....................................................       136       140
Assets of subsidiary held-for-sale...............................        --    22,037
Separate account assets..........................................     1,484     2,080
                                                                    -------   -------
     Total assets................................................   $13,521   $37,130
                                                                    =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits.........................................   $ 5,176   $ 5,197
  Policyholder account balances..................................     4,143     4,134
  Other policyholder funds.......................................       249       229
  Policyholder dividends payable.................................       107       102
  Short-term debt -- affiliated..................................        --        50
  Long-term debt.................................................       101       101
  Deferred income tax liability..................................        --        32
  Payables for collateral under securities loaned and other
     transactions................................................       806     1,438
  Other liabilities..............................................       446       531
  Liabilities of subsidiary held-for-sale........................        --    19,958
  Separate account liabilities...................................     1,484     2,080
                                                                    -------   -------
     Total liabilities...........................................    12,512    33,852
                                                                    -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)

STOCKHOLDER'S EQUITY:
Common stock, par value $1.00 per share; 5,000,000 shares
  authorized; 3,000,000 shares issued and outstanding............         3         3
Additional paid-in capital.......................................     1,243     1,849
Retained earnings................................................        71       969
Accumulated other comprehensive income (loss)....................      (308)      457
                                                                    -------   -------
     Total stockholder's equity..................................     1,009     3,278
                                                                    -------   -------
     Total liabilities and stockholder's equity..................   $13,521   $37,130
                                                                    =======   =======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)


                                                              2008    2007    2006
                                                             ------   ----   ------
REVENUES
Premiums...................................................  $  284   $308   $  299
Universal life and investment-type product policy fees.....     160    188      226
Net investment income......................................     474    511      521
Other revenues.............................................       6     37       10
Net investment gains (losses)..............................     137    (91)     (21)
                                                             ------   ----   ------
  Total revenues...........................................   1,061    953    1,035
                                                             ------   ----   ------
EXPENSES
Policyholder benefits and claims...........................     454    485      445
Interest credited to policyholder account balances.........     140    147      151
Policyholder dividends.....................................     168    163      170
Other expenses.............................................      84     77      143
                                                             ------   ----   ------
  Total expenses...........................................     846    872      909
                                                             ------   ----   ------
Income from continuing operations before provision for
  income tax...............................................     215     81      126
Provision for income tax...................................      95     39       44
                                                             ------   ----   ------
Income from continuing operations..........................     120     42       82
Income (loss) from discontinued operations, net of income
  tax......................................................    (295)   157      150
                                                             ------   ----   ------
Net income (loss)..........................................  $ (175)  $199   $  232
                                                             ======   ====   ======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                                         ACCUMULATED OTHER COMPREHENSIVE
                                                                                  INCOME (LOSS)
                                                                      -------------------------------------
                                                                          NET
                                                                      UNREALIZED     FOREIGN       DEFINED
                                              ADDITIONAL              INVESTMENT     CURRENCY      BENEFIT
                                     COMMON     PAID-IN    RETAINED      GAINS     TRANSLATION      PLANS
                                      STOCK     CAPITAL    EARNINGS    (LOSSES)    ADJUSTMENTS   ADJUSTMENT    TOTAL
                                     ------   ----------   --------   ----------   -----------   ----------   -------
Balance at January 1, 2006.........      $3       $1,836      $ 556        $ 431         $  41          $(4)  $ 2,863
Sale of subsidiary (Note 2)........                   (9)                                                          (9)
Equity transactions of majority
  owned subsidiary.................                   12                                                           12
Dividends on common stock..........                             (13)                                              (13)
Comprehensive income:
  Net income.......................                             232                                               232
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax......                                          (62)                                 (62)
     Foreign currency translation
       adjustments, net of income
       tax.........................                                                         11                     11
     Additional minimum pension
       liability adjustment, net of
       income tax..................                                                                       1         1
                                                                                                              -------
     Other comprehensive income
       (loss)......................                                                                               (50)
                                                                                                              -------
  Comprehensive income.............                                                                               182
                                                                                                              -------
  Adoption of SFAS 158, net of
     income tax....................                                                                      (1)       (1)
                                         --       ------      -----        -----         -----          ---   -------
Balance at December 31, 2006.......       3        1,839        775          369            52           (4)    3,034
Cumulative effect of a change in
  accounting principle, net of
  income tax (Note 1)..............                              (5)                                               (5)
                                         --       ------      -----        -----         -----          ---   -------
Balance at January 1, 2007.........       3        1,839        770          369            52           (4)    3,029
Equity transactions of majority
  owned subsidiary.................                   10                                                           10
Comprehensive income:
  Net income.......................                             199                                               199
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax......                                          (21)                                 (21)
     Foreign currency translation
       adjustments, net of income
       tax.........................                                                         60                     60
     Defined benefit plans
       adjustment, net of income
       tax.........................                                                                       1         1
                                                                                                              -------
     Other comprehensive income
       (loss)......................                                                                                40
                                                                                                              -------
  Comprehensive income.............                                                                               239
                                         --       ------      -----        -----         -----          ---   -------
Balance at December 31, 2007.......       3        1,849        969          348           112           (3)    3,278
Equity transactions of majority
  owned subsidiary.................                  (11)                                                         (11)
Dividend of interests in subsidiary
  (Note 2).........................                 (595)      (723)                                           (1,318)
Comprehensive loss:
  Net loss.........................                            (175)                                             (175)
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax......                                         (647)                                (647)
     Foreign currency translation
       adjustments, net of income
       tax.........................                                                       (122)                  (122)
     Defined benefit plans
       adjustment, net of income
       tax.........................                                                                       4         4
                                                                                                              -------
     Other comprehensive income
       (loss)......................                                                                              (765)
                                                                                                              -------
  Comprehensive loss...............                                                                              (940)
                                         --       ------      -----        -----         -----          ---   -------
Balance at December 31, 2008.......      $3       $1,243      $  71        $(299)        $ (10)         $ 1   $ 1,009
                                         ==       ======      =====        =====         =====          ===   =======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)


                                                             2008      2007      2006
                                                           -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)........................................  $  (175)  $   199   $   232
Adjustments to reconcile net income (loss) to net cash
  provided by operating activities:
     Depreciation and amortization expenses..............        7         7         8
     Amortization of premiums and accretion of discounts
       associated with investments, net..................      (32)      (33)      (13)
     (Gains) losses from sales of investments and
       businesses, net...................................      502       268        14
     Interest credited to policyholder account balances..      248       409       405
     Universal life and investment-type product policy
       fees..............................................     (160)     (188)     (226)
     Change in premiums and other receivables............     (116)     (226)     (511)
     Change in deferred policy acquisition costs, net....     (262)     (339)     (306)
     Change in insurance-related liabilities.............      294     1,348       963
     Change in income tax payable........................      124        65       194
     Change in other assets..............................      (96)      117        87
     Change in other liabilities.........................      257       432        97
     Other, net..........................................       (2)        3       (24)
                                                           -------   -------   -------
Net cash provided by operating activities................      589     2,062       920
                                                           -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities...........................    3,221     2,974     4,623
     Equity securities...................................       41        34        68
     Mortgage loans on real estate.......................       74        26        87
     Real estate and real estate joint ventures..........       --         1        --
     Other limited partnership interests.................        4         1         5
  Purchases of:
     Fixed maturity securities...........................   (3,167)   (4,116)   (6,056)
     Equity securities...................................      (59)      (12)      (40)
     Mortgage loans on real estate.......................       (5)     (129)     (160)
     Real estate and real estate joint ventures..........       (2)       (1)       (3)
     Other limited partnership interests.................      (66)      (19)       --
  Net change in short-term investments...................     (255)      123      (282)
  Proceeds from sales of businesses, net of cash disposed
     of $0, $0 and $5, respectively......................       --        --        71
  Dividend of subsidiary.................................     (270)       --        --
  Net change in other invested assets....................     (416)     (976)     (705)
  Other, net.............................................      (24)      (43)      (50)
                                                           -------   -------   -------
Net cash used in investing activities....................  $  (924)  $(2,137)  $(2,442)
                                                           -------   -------   -------




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                              2008     2007     2006
                                                            -------   ------   ------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.............................................  $ 1,379   $1,147   $1,446
     Withdrawals..........................................     (714)    (986)    (828)
  Net change in payables for collateral under securities
     loaned and other transactions........................     (632)    (204)     259
  Net change in short-term debt -- affiliated.............      (50)      50       --
  Long-term debt issued...................................       --      297       --
  Long-term debt repaid...................................       (3)     (79)    (100)
  Collateral financing arrangements issued................       --       --      850
  Dividends on common stock...............................       --       --      (13)
  Debt issuance costs.....................................       --       --      (13)
  Other, net..............................................       --       --       10
                                                            -------   ------   ------
Net cash (used in) provided by financing activities.......      (20)     225    1,611
                                                            -------   ------   ------
Change in cash and cash equivalents.......................     (355)     150       89
Cash and cash equivalents, beginning of year..............      507      357      268
                                                            -------   ------   ------
CASH AND CASH EQUIVALENTS, END OF YEAR....................  $   152   $  507   $  357
                                                            =======   ======   ======
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year.......................................  $   404   $  164   $  129
                                                            =======   ======   ======
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE, END
  OF YEAR.................................................  $    --   $  404   $  164
                                                            =======   ======   ======
Cash and cash equivalents, from continuing operations,
  beginning of year.......................................  $   103   $  193   $  139
                                                            =======   ======   ======
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS, END
  OF YEAR.................................................  $   152   $  103   $  193
                                                            =======   ======   ======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.............................................  $    84   $  129   $   73
                                                            =======   ======   ======
     Income tax...........................................  $   (26)  $  (85)  $   --
                                                            =======   ======   ======
  Non-cash transactions during the year:
     Business dispositions:
       Assets disposed....................................  $    --   $   --   $  321
       Less: liabilities disposed.........................       --       --      236
                                                            -------   ------   ------
       Net assets disposed................................       --       --       85
       Less: cash disposed................................       --       --        5
                                                            -------   ------   ------
       Business disposition, net of cash disposed.........  $    --   $   --   $   80
                                                            =======   ======   ======
     Dividend of subsidiary:
       Assets disposed....................................  $22,135   $   --   $   --
       Less: liabilities disposed.........................   20,689       --       --
                                                            -------   ------   ------
       Net assets disposed................................    1,446       --       --
       Add: cash disposed.................................      270       --       --
       Less: dividend of interests in subsidiary..........    1,318       --       --
                                                            -------   ------   ------
       Loss on dividend of interests in subsidiary........  $   398   $   --   $   --
                                                            =======   ======   ======
     Return of capital to parent from sale of subsidiary..  $    --   $   --   $   (9)
                                                            =======   ======   ======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (collectively the "Company"), is a wholly-owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. GenAmerica is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals and group insurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in 49 states, Puerto Rico, and the District of Columbia.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American and its subsidiaries. Intercompany accounts and transactions have been eliminated.

     See Note 2 for discussion concerning the dispositions of certain subsidiaries.

     The Company has invested in certain structured transactions that are variable interest entities ("VIEs") under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46(r)"). These structured transactions include trust preferred securities and other limited partnership interests. The Company is required to consolidate those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2008 presentation. See Note 14 for reclassifications related to discontinued operations.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the estimated fair value of investments in the absence of quoted market values;

          (ii) investment impairments;

          (iii) the recognition of income on certain investment entities;

          (iv) the application of the consolidation rules to certain investments;

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          (v) the estimated fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the liability for future policyholder benefits;

          (viii) accounting for income taxes and the valuation of deferred tax assets;

          (ix) accounting for reinsurance transactions;

          (x) accounting for employee benefit plans; and

          (xi) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the footnotes to the consolidated financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

       Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

       Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

       Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     The measurement and disclosures under SFAS 157 in the accompanying consolidated financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate, real estate joint ventures and other limited partnership interests, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale. Available-for-sale securities are reported at estimated fair value with unrealized investment gains and losses on these securities recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third party specialists, including broker dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 3.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses).

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for other-than-temporary impairment when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value. The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in an affiliated money market pool.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values and tax credit partnerships.

          Freestanding derivatives with positive estimated fair values are more fully described in the derivatives accounting policy which follows.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are accounted for under the equity method. The Company reports the equity in earnings of tax credit partnerships in net investment income.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments, and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities, certain structured investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting rules under FIN 46(r) for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. FIN 46(r) defines the primary beneficiary as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

          When determining the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as trust preferred securities, joint ventures, limited partnerships and limited liability companies, the Company gains an understanding of the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures, to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives. The Company's embedded derivatives are substantially held by Reinsurance Group of America, Incorporated ("RGA"), a majority-owned subsidiary, and are included in assets of subsidiaries held-for-sale and liabilities of subsidiaries held-for-sale. See
Note 2.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     In a hedge of a net investment in a foreign operation, changes in the estimated fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company's net investment gains (losses) on foreign operations are substantially related to the operations of RGA, and are included in income (loss) from discontinued operations, net of income tax. See Note 2.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the consolidated balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of property, equipment and leasehold improvements was $74 million and $75 million at December 31, 2008 and 2007, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $60 million and $58 million at December 31, 2008 and 2007, respectively. Related depreciation and amortization expense was $2 million, $3 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $27 million and $25 million at December 31, 2008 and 2007, respectively. Accumulated amortization of capitalized software was $21 million and $19 million at December 31, 2008 and 2007, respectively. Related amortization expense was $2 million, $2 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions, agency and policy issuance expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross margins and the re-estimation of expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements," effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit's goodwill exceeds its estimated fair value, there is an indication of impairment and the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair value of the reporting unit is determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model.

     Management applies significant judgment when determining the estimated fair value of the reporting unit. The valuation methodologies utilized are subject to key assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods.

     Management concluded it was appropriate to perform an interim goodwill impairment test at December 31, 2008. Based upon the tests performed, management concluded no impairment of goodwill had occurred at December 31, 2008. Additionally, the Company recognized no impairments of goodwill during the years ended December 31, 2007 and 2006. Goodwill was $35 million at both December 31, 2008 and 2007.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 5% to 7%.

     Participating business represented approximately 72% of General American's life insurance in-force, and 75% of the number of life insurance policies in-force, at both December 31, 2008 and 2007. Participating policies represented approximately 95% and 94%, 95% and 94%, and 99% and 99% of gross and net life insurance premiums for the years ended December 31, 2008, 2007 and 2006, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities is 5%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") 500 Index experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; plus (ii) credited interest, ranging from 3% to 6%, less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death and disability claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

     Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Income Taxes

     General American joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii) future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 9) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements," the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans. These benefit plans are accounted for following the guidance outlined in SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), SFAS No. 106, Employers Accounting for Postretirement Benefits Other Than Pensions, SFAS No. 112, Employers Accounting for Postemployment Benefits -- An Amendment of FASB Statements No. 5 and No. 43 and as of December 31, 2006, SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and SFAS No. 132(r) ("SFAS 158"). The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     As described more fully in "Adoption of New Accounting Pronouncements," effective December 31, 2006, the Company adopted SFAS 158. Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income (loss). Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. The Company's net investment gains (losses) on foreign operations are substantially related to the operations of RGA, and are included in income (loss) from discontinued operations, net of income tax. See
Note 2.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, short term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157 which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. At January 1, 2008, adopting SFAS 157 did not have a material impact on the Company's consolidated financial statements. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). Note 15 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 ("FSP 157-1"). FSP 157-1 amends SFAS 157 to provide a scope out exception for lease classification and measurement under SFAS No. 13, Accounting for Leases. The Company also adopted FSP No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009 and impacts balance sheet items including nonfinancial assets and liabilities in a business combination and the impairment testing of goodwill and long-lived assets.

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's consolidated financial statements.

  Investments

     Effective December 31, 2008, the Company adopted FSP No. FAS 140-4 and FIN 46(r)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities ("FSP 140-4 and FIN 46(r)-8"). FSP 140-4 and FIN 46(r)-8 requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in a VIE. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special-purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest or is the sponsor. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a securitized financial asset with the guidance in SFAS 115, Accounting for Certain Investments in Debt and Equity Securities for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's consolidated financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 ("FIN 45"), to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

          (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

          (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

          (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

          (iv) amends SFAS 140 to eliminate the prohibition on a QSPE from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 had no impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 had no impact on the Company's consolidated financial statements.

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized an $11 million decrease in the liability for unrecognized tax benefits, no change in the interest liability for unrecognized tax benefits, offset by $11 million of minority interest included in liabilities of subsidiary held-for-sale, resulting in no corresponding change to the January 1, 2007 balance of retained earnings. See also Note 9.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of ($5) million, net of income tax of ($3) million, which was recorded as a reduction to retained earnings.

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement benefit plans by requiring the:

          (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the estimated fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement benefit plans;

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

          (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

          (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

          (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in a reduction of $1 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there was no impact of adoption due to changes in measurement date. See also "Summary of Significant Accounting Policies and Critical Accounting Estimates" and Note 11.

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6") prospectively. EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. EITF 07-6 concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of EITF 07-6 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively EITF Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that: (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). In April 2009, the FASB also issued FSP 141(r)-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination that Arise from Contingencies ("FSP 141(r)-1"). Under these pronouncements:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r) and FSP 141(r)-1 prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future annual periods.

  Other Pronouncements

     In December 2008, the FASB issued FSP No. FAS 132(r)-1, Employers' Disclosures about Postretirement Benefit Plan Assets ("FSP 132(r)-1"). FSP 132(r)-1 amends SFAS No. 132(r), Employers' Disclosures about Pensions and Other Postretirement Benefits to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement plan. The FSP requires an employer to disclose information about the valuation of plan assets similar to that required under SFAS 157. FSP 132(r)-1 is effective for fiscal years ending after December 15, 2009. The Company will provide all of the material required disclosures in the appropriate future annual period.

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective in the first reporting period beginning after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its consolidated financial statements.

2.  DISPOSITIONS

  DISPOSITION OF REINSURANCE GROUP OF AMERICA, INCORPORATED

     On September 12, 2008, MetLife completed a tax-free split-off of RGA. In connection with this transaction, General American dividended to MLIC and MLIC dividended to MetLife substantially all of its interests in RGA at a value of $1,318 million. The net book value of RGA at the time of the dividend was $1,716 million. The loss recognized in connection with the dividend was $398 million. General American retained 3,000,000 shares of RGA Class A common stock. These shares are marketable equity securities which do not constitute significant continuing involvement in the operations of RGA; accordingly, they have been classified within equity securities available for sale in the Company's consolidated financial statements at a cost basis of $157 million which is equivalent to the net book value of the shares. The carrying value will be adjusted to fair value at each subsequent reporting date. General American has agreed to dispose of the remaining shares of RGA within the next five years. In connection with General American's agreement to dispose of the remaining shares, General American also recognized, in its

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES provision for income tax on continuing operations, a deferred tax liability of $16 million which represents the difference between the book and taxable basis of the remaining investment in RGA.

     The impact of the disposition of the Company's investment in RGA is reflected in the Company's consolidated financial statements as discontinued operations. See Note 14 for reclassifications related to discontinued operations.

  DISPOSITION OF PARAGON LIFE INSURANCE COMPANY

     On May 1, 2006, the Company sold Paragon Life Insurance Company ("Paragon") to its ultimate parent, MetLife. The Company received consideration of $71 million, net of cash sold of $5 million. Immediately following the sale, MetLife merged Paragon with and into MLIC. The amount received below book value was recorded as a return of capital to MLIC of $9 million. Total revenues of Paragon included in the Company's consolidated revenues were $23 million for the year ended December 31, 2006.

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities, and the percentage that each sector represents by the respective total holdings at:

                                                             DECEMBER 31, 2008
                                              -----------------------------------------------
                                                               GROSS
                                               COST OR      UNREALIZED
                                              AMORTIZED   --------------    ESTIMATED    % OF
                                                 COST     GAIN      LOSS   FAIR VALUE   TOTAL
                                              ---------   ----      ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities...................    $2,434    $ 36      $235     $2,235      36.4%
Residential mortgage-backed securities......     1,063      19       121        961      15.7
Foreign corporate securities................       900      53       121        832      13.5
Foreign government securities...............       592     196        14        774      12.6
Commercial mortgage-backed securities.......       876       1       215        662      10.8
U.S. Treasury/agency securities.............       292      80        --        372       6.1
Asset-backed securities.....................       409      --       120        289       4.7
State and political subdivision securities..        16      --         1         15       0.2
Other fixed maturity securities.............        --      --        --         --       0.0
                                                ------    ----      ----     ------     -----
  Total fixed maturity securities(1),(2)....    $6,582    $385      $827     $6,140     100.0%
                                                ======    ====      ====     ======     =====
Common stock................................    $  157    $ --      $ 28     $  129      95.6
Non-redeemable preferred stock(1)...........         9      --         3          6       4.4
                                                ------    ----      ----     ------     -----
  Total equity securities...................    $  166    $ --      $ 31     $  135     100.0%
                                                ======    ====      ====     ======     =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                             DECEMBER 31, 2007
                                              -----------------------------------------------
                                                               GROSS
                                               COST OR      UNREALIZED
                                              AMORTIZED   --------------    ESTIMATED    % OF
                                                 COST     GAIN      LOSS   FAIR VALUE   TOTAL
                                              ---------   ----      ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities...................    $2,559    $ 99      $ 66     $2,592      32.7%
Residential mortgage-backed securities......     1,728      13        14      1,727      21.8
Foreign corporate securities................       945     135        13      1,067      13.5
Foreign government securities...............       598     294         2        890      11.2
Commercial mortgage-backed securities.......       876      11        14        873      11.0
U.S. Treasury/agency securities.............       369      13        --        382       4.8
Asset-backed securities.....................       326       1        17        310       3.9
State and political subdivision securities..         4      --        --          4       0.2
Other fixed maturity securities.............       103      --        29         74       0.9
                                                ------    ----      ----     ------     -----
  Total fixed maturity securities(1),(2)....    $7,508    $566      $155     $7,919     100.0%
                                                ======    ====      ====     ======     =====
Common stock................................    $   17    $ --      $ --     $   17      54.8
Non-redeemable preferred stock(1)...........        14       1         1         14      45.2
                                                ------    ----      ----     ------     -----
  Total equity securities...................    $   31    $  1      $  1     $   31     100.0%
                                                ======    ====      ====     ======     =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities classified as non-redeemable preferred stock held by the Company at December 31, 2008 and 2007 had an estimated fair value of $3 million and $12 million, respectively. In addition, the Company held $3 million and $2 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, also included in non-redeemable preferred stock. Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $33 million and $74 million, respectively.

   (2) At December 31, 2008 and 2007 the Company also held $65 million and $113 million at estimated fair value, respectively, of redeemable preferred stock which have stated maturity dates which are included within fixed maturity securities. These securities are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are commonly referred to as "capital securities" within U.S. corporate securities.

     The Company held foreign currency derivatives with notional amounts of $623 million and $831 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2008 and 2007, respectively.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $209 million and $229 million at December 31, 2008 and 2007, respectively. These securities had net unrealized gains (losses) of ($55) million and $10 million at December 31, 2008 and 2007, respectively.

     Non-Income Producing Fixed Maturity Securities. Non-income producing fixed maturity securities at estimated fair value were $2 million and less than $1 million at December 31, 2008 and 2007, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million at both December 31, 2008 and 2007.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. At December 31, 2008, $59 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantee insurers of which $35 million, $11 million, $9 million and $4 million, are included within U.S. corporate securities, asset-backed securities, state and political subdivision securities and residential mortgage-backed securities, respectively, and 3% and 92% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively. Approximately 85% of the asset-backed securities that are credit enhanced by financial guarantee insurers are asset-backed securities which are backed by sub-prime mortgage loans.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. At December 31, 2008 and 2007, the Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $372 million and $382 million, respectively. As shown in the sector table above, at December 31, 2008 the Company's three largest exposures in its fixed maturity security portfolio were U.S. corporate securities (36.4%), residential mortgage-backed securities (15.7%), and foreign corporate securities (13.5%); and at December 31, 2007 were U.S. corporate securities (32.7%), residential mortgage-backed securities (21.8%), and foreign corporate securities (13.5%).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $3,067 million and $3,659 million, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. The portfolio does not have exposure to any single issuer in excess of 1% of total invested assets. The exposure to the largest single issuer of corporate fixed maturity securities held at December 31, 2008 and 2007 was $76 million and $84 million, respectively. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $442 million and $467 million, respectively, the total of these ten issuers being less than 5% of the Company's total invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Foreign(1)..................................    $  832      27.1%    $1,067      29.2%
Industrial..................................       527      17.2        582      15.9
Utility.....................................       514      16.8        512      14.0
Finance.....................................       441      14.4        697      19.0
Consumer....................................       421      13.7        522      14.3
Communications..............................       140       4.6        198       5.4
Other.......................................       192       6.2         81       2.2
                                                ------     -----     ------     -----
  Total.....................................    $3,067     100.0%    $3,659     100.0%
                                                ======     =====     ======     =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors, and other fixed maturity foreign investments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Residential Mortgage-Backed Securities. The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Residential mortgage-backed securities:
  Collateralized mortgage obligations.......     $796       82.8%    $1,094      63.3%
  Pass-through securities...................      165       17.2        633      36.7
                                                 ----      -----     ------     -----
Total residential mortgage-backed
  securities................................     $961      100.0%    $1,727     100.0%
                                                 ====      =====     ======     =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency, prime, and alternative residential mortgage loans ("Alt-A") securities of 65%, 23%, and 12% of the total holdings, respectively. At December 31, 2008 and 2007, $843 million and $1,726 million, respectively, or 88% and 99% respectively, of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P, or Fitch Ratings ("Fitch"). The majority of the agency residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. At December 31, 2008 and 2007, the Company's Alt-A residential mortgage-backed securities exposure at estimated fair value was $118 million and $197 million, respectively, with an unrealized loss of $58 million and $4 million respectively. At December 31, 2008 and 2007, $72 million and $197 million, respectively, or 61% and 100% respectively, of the Company's Alt-A residential mortgage-backed securities were rated Aa/AA or better by Moody's, S&P or Fitch. In December 2008, certain Alt-A residential mortgage-backed securities experienced ratings downgrades from investment grade to below investment grade, contributing to the decrease year over year cited above in those securities rated Aa/AA or better. At December 31, 2008 the Company's Alt-A holdings are distributed as follows: 25% 2007 vintage year, 40% 2006 vintage year and 35% 2005 and prior vintage years. In January 2009, Moody's revised its loss projections for Alt-A residential mortgage-backed securities, and the Company anticipates that Moody's will be downgrading virtually all 2006 and 2007 vintage year Alt-A securities to below investment grade, which will increase the percentage of the Company's Alt-A residential mortgage-backed securities portfolio that will be rated below investment grade. Vintage year refers to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $662 million and $873 million, respectively, at estimated fair value. At December 31, 2008 and 2007, $575 million and $695 million, respectively, of the estimated fair value, or 87% and 80%, respectively, of the commercial mortgage-backed securities were rated Aaa/AAA by Moody's, S&P, or Fitch. At December 31, 2008, the rating distribution of the Company's commercial mortgage-backed securities holdings was as follows:
87% Aaa, 11% Aa and 2% A. At December 31, 2008, 95% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company had no exposure to CMBX securities and its holdings of commercial real estate collateralized debt obligations securities was $10 million at estimated fair value.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Asset-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in asset-backed securities was $289 million and $310 million, respectively, at estimated fair value. The Company's asset-backed securities are diversified both by sector and by issuer. At December 31, 2008 and 2007, $203 million and $158 million, respectively, or 70% and 51%, respectively, of total asset-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the largest exposures in the Company's asset-backed securities portfolio were credit card receivables, student loan receivables, residential mortgage-backed securities backed by sub-prime mortgage loans and automobile receivables of 56%, 10%, 6% and 6% of the total holdings, respectively. Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. At December 31, 2008 and 2007, the Company had exposure to fixed maturity securities backed by sub-prime mortgage loans with estimated fair values of $18 million and $39 million, respectively, and unrealized losses of $26 million and $7 million, respectively. At December 31, 2008, 50% of the asset-backed securities backed by sub-prime mortgage loans have been guaranteed by financial guarantee insurers, of which 23% and 77% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively.

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk of any single issuer in its equity securities holdings, except for the RGA shares retained, which had an estimated fair value of $128 million or 13% of the Company's stockholder's equity. See
Note 2.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $  132      $  131       $  105      $  113
Due after one year through five years...       823         808        1,198       1,261
Due after five years through ten years..     1,050       1,010          905         955
Due after ten years.....................     2,229       2,279        2,370       2,680
                                            ------      ------       ------      ------
  Subtotal..............................     4,234       4,228        4,578       5,009
Mortgage-backed and other asset-backed
  securities............................     2,348       1,912        2,930       2,910
                                            ------      ------       ------      ------
  Total fixed maturity securities.......    $6,582      $6,140       $7,508      $7,919
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2008      2007      2006
                                                      -----     -----     -----
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $(442)    $ 894     $ 852
Equity securities...................................    (31)      (19)        5
Derivatives.........................................     (3)       (3)       (2)
Minority interest...................................     --      (150)     (159)
Short-term investments..............................    (45)       --        --
Other...............................................     --       (28)      (20)
                                                      -----     -----     -----
  Subtotal..........................................   (521)      694       676
                                                      -----     -----     -----
Amounts allocated from DAC and VOBA.................     60       (97)      (27)
Deferred income tax.................................    162      (249)     (280)
                                                      -----     -----     -----
  Subtotal..........................................    222      (346)     (307)
                                                      -----     -----     -----
Net unrealized investment gains (losses)............  $(299)    $ 348     $ 369
                                                      =====     =====     =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                       2008      2007      2006
                                                     -------     ----     -----
                                                            (IN MILLIONS)
Balance, at January 1,.............................  $   348     $369     $ 431
Unrealized investment gains (losses) during the
  year.............................................   (1,302)      18      (111)
Unrealized investment loss of subsidiary at the
  date of dividend of interests....................       87       --        --
Unrealized investment gains (losses) relating to:
  DAC and VOBA.....................................      175      (70)       18
  DAC and VOBA of subsidiary at date of dividend of
     interests.....................................      (18)      --        --
  Deferred income tax..............................      457       31        31
  Deferred income tax of subsidiary at date of
     dividend of interests.........................      (46)      --        --
                                                     -------     ----     -----
Balance, at December 31,...........................  $  (299)    $348     $ 369
                                                     =======     ====     =====
Change in net unrealized investment gains
  (losses).........................................  $  (647)    $(21)    $ (62)
                                                     =======     ====     =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                     DECEMBER 31, 2008
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                                                            THAN
                                          LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                        GROSS                     GROSS                     GROSS
                                         ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.............    $  797        $ 94        $  612        $141        $1,409        $235
Residential mortgage-backed
  securities..........................       276          65           107          56           383         121
Foreign corporate securities..........       353          62           144          59           497         121
Foreign government securities.........        94           9            44           5           138          14
Commercial mortgage-backed
  securities..........................       319          55           328         160           647         215
Asset-backed securities...............       157          30           124          90           281         120
State and political subdivision
  securities..........................        14           1             1          --            15           1
                                          ------        ----        ------        ----        ------        ----
  Total fixed maturity securities.....    $2,010        $316        $1,360        $511        $3,370        $827
                                          ======        ====        ======        ====        ======        ====
Equity securities.....................    $  131        $ 30        $   --        $  1        $  131        $ 31
                                          ======        ====        ======        ====        ======        ====
Total number of securities in an
  unrealized loss position............       462                       347
                                          ======                    ======




                                                                     DECEMBER 31, 2007
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                                                            THAN
                                          LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                        GROSS                     GROSS                     GROSS
                                         ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.............    $  607         $32        $  548         $34        $1,155        $ 66
Residential mortgage-backed
  securities..........................       390           8           356           6           746          14
Foreign corporate securities..........       206           3            95          10           301          13
Foreign government securities.........        25          --            22           2            47           2
Commercial mortgage-backed
  securities..........................        44           1           483          13           527          14
Asset-backed securities...............       209          12            49           5           258          17
State and political subdivision
  securities..........................         1          --            --          --             1          --
Other fixed maturity securities.......        74          29            --          --            74          29
                                          ------         ---        ------         ---        ------        ----
  Total fixed maturity securities.....    $1,556         $85        $1,553         $70        $3,109        $155
                                          ======         ===        ======         ===        ======        ====
Equity securities.....................    $    2         $--        $    3         $ 1        $    5        $  1
                                          ======         ===        ======         ===        ======        ====
Total number of securities in an
  unrealized loss position............       290                       227
                                          ======                    ======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2008
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months....................    $  872    $1,285      $ 59      $457       216        234
Six months or greater but less than nine
  months................................       485        59        48        31        93         15
Nine months or greater but less than
  twelve months.........................       400        98        48        56        58         22
Twelve months or greater................       966        32       110        18       166          9
                                            ------    ------      ----      ----
  Total.................................    $2,723    $1,474      $265      $562
                                            ======    ======      ====      ====
EQUITY SECURITIES:
Less than six months....................    $  156    $    2      $ 28      $  2         1          1
Six months or greater but less than nine
  months................................        --        --        --        --        --         --
Nine months or greater but less than
  twelve months.........................         2         2        --         1         1          1
Twelve months or greater................        --        --        --        --        --         --
                                            ------    ------      ----      ----
  Total.................................    $  158    $    4      $ 28      $  3
                                            ======    ======      ====      ====




                                                                DECEMBER 31, 2007
                                         --------------------------------------------------------------
                                           COST OR AMORTIZED     GROSS UNREALIZED         NUMBER OF
                                                 COST                  LOSS              SECURITIES
                                         --------------------   ------------------   ------------------
                                         LESS THAN     20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                            20%         MORE       20%       MORE       20%       MORE
                                         ---------     ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...................    $1,067        $24       $ 54       $ 6       165        12
Six months or greater but less than
  nine months..........................       290          1         14        --        76         1
Nine months or greater but less than
  twelve months........................       285         --         19        --        47        --
Twelve months or greater...............     1,587         10         59         3       214         4
                                           ------        ---       ----       ---
  Total................................    $3,229        $35       $146       $ 9
                                           ======        ===       ====       ===
EQUITY SECURITIES:
Less than six months...................    $   --        $--       $ --       $--        --        --
Six months or greater but less than
  nine months..........................        --         --         --        --        --        --
Nine months or greater but less than
  twelve months........................         2         --         --        --         1        --
Twelve months or greater...............         4         --          1        --         1        --
                                           ------        ---       ----       ---
  Total................................    $    6        $--       $  1       $--
                                           ======        ===       ====       ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $265 million and $146 million, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 10% and 5%, respectively, of the cost or amortized cost of such securities. At December 31, 2008 and 2007, $28 million and $1 million, respectively, of unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost, which represented 18% and 17%, respectively, of the cost of such securities.

     At December 31, 2008, $562 million and $3 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 38% and 75% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $562 million and $3 million, $457 million and $2 million related to fixed maturity securities and equity securities, respectively, that were in an unrealized loss position for a period of less than six months. At December 31, 2007, $9 million of unrealized losses were all related to fixed maturity securities with an unrealized loss position of 20% or more of amortized cost, which represented 26% of amortized cost of such fixed maturity securities. Of such unrealized losses of $9 million, $6 million related to fixed maturity securities that were in an unrealized loss position for a period of less than six months. At December 31, 2007, there were no equity securities with an unrealized loss of 20% or more.

     The Company held five fixed maturity securities and one equity security, each with a gross unrealized loss at December 31, 2008 of greater than $10 million. These five fixed maturity securities represented 8% or $65 million in the aggregate, of the gross unrealized loss on fixed maturity securities. The one equity security, represented by the RGA shares retained is 90%, or $28 million in the aggregate, of the gross unrealized loss on equity securities. The Company held no fixed maturity securities or equity securities, with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities were included in the regular evaluation of whether such securities are other-than-temporarily impaired. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline being primarily attributable to a rise in market yields caused principally by an extensive widening of credit spreads which resulted from a lack of market liquidity and a short-term market dislocation versus a long-term deterioration in credit quality, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration of, and severity of, an unrealized loss position, such as unrealized losses of 20% or more for equity securities, which was $3 million at December 31, 2008 is given greater weight and consideration, than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES value, or until maturity. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     Equity securities with an unrealized loss of 20% or more was $3 million at December 31, 2008, all of which are for investment grade financial services industry non-redeemable preferred securities, that were rated A or higher.

     There were no equity securities with an unrealized loss of 20% or more for twelve months or greater.

     In connection with the equity securities impairment review process during 2008, the Company evaluated its holdings in non-redeemable preferred securities, particularly those of financial services industry companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred securities with a severe or an extended unrealized loss. With respect to common stock holdings, the Company considered the duration and severity of the securities in an unrealized loss position of 20% or more; and the duration of securities in an unrealized loss position of 20% or less with in an extended unrealized loss position (i.e., 12 months or more).

     The Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities, and with respect to fixed maturity securities, it has the ability and intent to hold until the earlier of the recovery in value, or until maturity, and with respect to equity securities, it has the ability and intent to hold until the recovery in value. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity and equity securities of $858 million and $156 million, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                               DECEMBER 31,
                                                               ------------
                                                               2008    2007
                                                               ----    ----
SECTOR:
  U.S. corporate securities..................................    27%     42%
  Commercial mortgage-backed securities......................    25       9
  Asset-backed securities....................................    14      11
  Foreign corporate securities...............................    14       8
  Residential mortgage-backed securities.....................    14       9
  Other......................................................     6      21
                                                                ---     ---
       Total.................................................   100%    100%
                                                                ===     ===
INDUSTRY:
  Mortgage-backed............................................    39%     18%
  Finance....................................................    19      22
  Asset-backed...............................................    14      11
  Utility....................................................    10      13
  Consumer...................................................     6       1
  Industrial.................................................     2      13
  Government.................................................     2       2
  Communication..............................................     2      --
  Other......................................................     6      20
                                                                ---     ---
       Total.................................................   100%    100%
                                                                ===     ===



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2008    2007   2006
                                                         ----   -----   ----
                                                            (IN MILLIONS)
  Fixed maturity securities............................  $(87)  $  (6)  $(30)
  Equity securities....................................    (2)     --      6
  Mortgage loans on real estate........................    --      (2)     1
  Real estate and real estate joint ventures...........    --       1     --
  Freestanding derivatives.............................   215    (103)     1
  Other................................................    11      19      1
                                                         ----   -----   ----
     Net investment gains (losses).....................  $137   $ (91)  $(21)
                                                         ====   =====   ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                      FIXED MATURITY
                                        SECURITIES           EQUITY SECURITIES             TOTAL
                                 ------------------------   ------------------   ------------------------
                                  2008     2007     2006    2008   2007   2006    2008     2007     2006
                                 ------   ------   ------   ----   ----   ----   ------   ------   ------
                                                               (IN MILLIONS)
Proceeds.......................  $1,594   $1,029   $1,774    $--    $--    $ 9   $1,594   $1,029   $1,783
                                 ======   ======   ======    ===    ===    ===   ======   ======   ======
Gross investment gains.........      16        9       12     --     --      6       16        9       18
                                 ------   ------   ------    ---    ---    ---   ------   ------   ------
Gross investment losses........     (28)     (14)     (42)    --     --     --      (28)     (14)     (42)
                                 ------   ------   ------    ---    ---    ---   ------   ------   ------
Writedowns
     Credit-related............     (69)      (1)      --     (2)    --     --      (71)      (1)      --
     Other than credit-
       related(1)..............      (6)      --       --     --     --     --       (6)      --       --
                                 ------   ------   ------    ---    ---    ---   ------   ------   ------
     Total writedowns..........     (75)      (1)      --     (2)    --     --      (77)      (1)      --
                                 ------   ------   ------    ---    ---    ---   ------   ------   ------
  Net investment gains
     (losses)..................  $  (87)  $   (6)  $  (30)   $(2)   $--    $ 6   $  (89)  $   (6)  $  (24)
                                 ======   ======   ======    ===    ===    ===   ======   ======   ======



--------

   (1) Other-than credit related writedowns include items such as fixed maturity securities where an interest-rate related writedown was taken.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment losses, were $77 million and $1 million for the years ended December 31, 2008 and 2007, respectively. The substantial increase in 2008 over 2007 was driven by writedowns totaling $65 million of financial services industry securities holdings, comprised of $63 million of fixed maturity securities and $2 million of equity securities. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2006.

     Overall, of the $75 million of fixed maturity security writedowns in 2008, $63 million were on financial services industry services holdings; $5 million were on communication industry holdings; $2 million on asset-backed (substantially all are backed by or exposed to sub-prime mortgage loans); and $5 million in fixed maturity security holdings that the Company either lacked the intent to hold, or due to extensive credit spread widening, the Company was uncertain of its intent to hold these fixed maturity securities for a period of time sufficient to allow for recovery of the market value decline.

     The $2 million of writedowns on equity securities in 2008, were all related to the financial services industry holdings.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                      2008      2007      2006
                                                      ----      ----      ----
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $385      $459      $460
Equity securities...................................     1         1        --
Mortgage loans on real estate.......................    14        15        20
Policy loans........................................   106       101       100
Real estate and real estate joint ventures..........    11        11        12
Other limited partnership interests.................    (4)       (4)       (1)
Cash, cash equivalents and short-term investments...    10        19        12
Other...............................................    --         1         2
                                                      ----      ----      ----
  Total investment income...........................   523       603       605
Less: Investment expenses...........................    49        92        84
                                                      ----      ----      ----
  Net investment income.............................  $474      $511      $521
                                                      ====      ====      ====



     Net investment income from other limited partnership interests, including hedge funds, represents distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method. Overall for 2008, the net amount recognized by the Company was a loss of $4 million resulting principally from losses on equity method investments. Such earnings and losses recognized for other limited partnership interests are impacted by volatility in the equity and credit markets.

     Affiliated administrative service charges, included in investment expenses, included in the table above, were $6 million, $5 million and $5 million, for the years ended December 31, 2008, 2007 and 2006, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily major brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities with a cost or amortized cost of $679 million and $1,372 million and an estimated fair value of $737 million and $1,392 million were on loan under the program at December 31, 2008 and 2007, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $742 million and $1,434 million at December 31, 2008 and 2007, respectively. Of this $742 million of cash collateral at December 31, 2008, $113 million was on open terms, meaning that the related loaned security could be returned to the Company on the next business day requiring return of cash collateral and $517 million and $112 million, respectively, were due within 30 days and 60 days. Of the $108 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2008, $55 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan are primarily U.S. Treasury and agency securities, and very liquid residential mortgage-backed securities. The estimated fair value of the reinvestment portfolio acquired with the cash collateral was $585 million at December 31, 2008, and consisted principally of fixed maturity securities (including residential mortgage-backed, asset-backed, U.S. corporate and foreign corporate securities).

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Security collateral of $25 million on deposit from counterparties in connection with the securities lending transactions at December 31, 2008 may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements. There was no security collateral on deposit from counterparties in connection with the securities lending transactions at December 31, 2007.

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with an estimated fair value of $1,060 million and $1,356 million at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 4.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................   $177      80.8%    $201      82.7%
Agricultural mortgage loans...................     42      19.2       42      17.3
                                                 ----     -----     ----     -----
  Total.......................................    219     100.0%     243     100.0%
                                                          =====              =====
Less: Valuation allowances....................     --                  2
                                                 ----               ----
  Mortgage loans on real estate...............   $219               $241
                                                 ====               ====



     Mortgage loans on real estate are collateralized by properties primarily located in the United States. At December 31, 2008, 34%, 9% and 8% of the value of the Company's mortgage loans on real estate were located in California, Florida and Texas, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                      ----------------------------
                                                      2008        2007        2006
                                                      ----        ----        ----
                                                              (IN MILLIONS)
Balance at January 1,...............................   $ 2         $--         $ 1
Additions...........................................    --           2          --
Deductions..........................................    (2)         --          (1)
                                                       ---         ---         ---
Balance at December 31,.............................   $--         $ 2         $--
                                                       ===         ===         ===



     There were no impaired mortgage loans at December 31, 2008. The Company had $4 million of impaired mortgage loans, net of $2 million of valuation allowances at December 31, 2007. The average investment in impaired mortgage loans was $2 million, $6 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively. There was no interest income on impaired mortgage loans for the year ended December 31, 2008. Interest income on impaired mortgage loans was less than $1 million for the years ended December 31, 2007 and 2006.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER 31,
                                                            ----------------
                                                            2008        2007
                                                            ----        ----
                                                              (IN MILLIONS)
Real estate...............................................  $ 69        $ 68
Accumulated depreciation..................................   (17)        (16)
                                                            ----        ----
Net real estate...........................................    52          52
Real estate joint ventures................................     3           3
                                                            ----        ----
  Total real estate holdings..............................  $ 55        $ 55
                                                            ====        ====



     All of the Company's real estate holdings are classified as held-for-investment. Related depreciation expense on real estate was $1 million, $2 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company's real estate holdings are located in the United States. At December 31, 2008, 95% of the Company's real estate holdings were located in California.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................    $37       67%      $37       67%
Industrial....................................     15       27        15       27
Real estate investment funds..................      3        6         3        6
                                                  ---      ---       ---      ---
  Total real estate holdings..................    $55      100%      $55      100%
                                                  ===      ===       ===      ===



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $81 million and $33 million at December 31, 2008 and 2007, respectively. Included within other limited partnership interests at December 31, 2008 and 2007 are $34 million and $9 million, respectively, of hedge funds.

     For the years ended December 31, 2008, 2007 and 2006, net investment loss from other limited partnership interests was $4 million, $4 million and $1 million, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets at:

                                                            DECEMBER 31,
                                           ---------------------------------------------
                                                    2008                    2007
                                           ---------------------   ---------------------
                                           CARRYING                CARRYING
                                             VALUE    % OF TOTAL     VALUE    % OF TOTAL
                                           --------   ----------   --------   ----------
                                                           (IN MILLIONS)
Freestanding derivatives with positive
  fair values............................    $113         89.7%       $77         96.3%
Tax credit partnerships..................      10          7.9         --            0
Other....................................       3          2.4          3          3.7
                                             ----        -----        ---        -----
  Total..................................    $126        100.0%       $80        100.0%
                                             ====        =====        ===        =====



     See Note 4 regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method.

  VARIABLE INTEREST ENTITIES

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but it is not the primary beneficiary and which have not been consolidated at December 31, 2008:

                                                           DECEMBER 31, 2008
                                                        -----------------------
                                                                      MAXIMUM
                                                         CARRYING   EXPOSURE TO
                                                        AMOUNT(1)     LOSS(2)
                                                        ---------   -----------
                                                             (IN MILLIONS)
Fixed maturity securities, available-for-sale(3)
  Foreign corporate securities........................     $14          $14
  U.S. Treasury/agency securities.....................      16           16
Other limited partnership interests(4)................      38           38
Other invested assets(5)..............................       3            3
                                                           ---          ---
  Total...............................................     $71          $71
                                                           ===          ===



--------

   (1) See Note 1 for further discussion of the Company's significant accounting policies with regards to the carrying amounts of these investments.

   (2) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. For certain of its investments in other invested assets, the Company's return is in the form of tax credits which are guaranteed by a creditworthy third party. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by third parties.

   (3) These assets are reflected at estimated fair value within fixed maturity securities available-for-sale.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   (5) Other invested assets include tax credit partnerships and other investments established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits.

     As described in Note 10, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2008, 2007 and 2006.
  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $514 million and $224 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool which is an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $9 million, $15 million and $4 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company did not transfer any invested assets to or from affiliates during the years ended December 31, 2008 and 2006. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, for 2007 are as follows:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                                    2007
                                                               -------------
                                                               (IN MILLIONS)
Estimated fair value of assets transferred to affiliates.....       $19
Amortized cost of assets transferred to affiliates...........       $19
Net investment gains (losses) recognized on transfers........       $--
Estimated fair value of assets transferred from affiliates...       $10



4.  DERIVATIVE FINANCIAL INSTRUMENTS
  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or estimated fair value of derivative financial instruments, held at:

                                               DECEMBER 31, 2008                 DECEMBER 31, 2007
                                        -------------------------------   -------------------------------
                                                      CURRENT MARKET                    CURRENT MARKET
                                                       OR FAIR VALUE                     OR FAIR VALUE
                                        NOTIONAL   --------------------   NOTIONAL   --------------------
                                         AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                        --------   ------   -----------   --------   ------   -----------
                                                                  (IN MILLIONS)
Interest rate swaps...................   $  220     $ 81        $--        $  313      $37        $ 1
Financial futures.....................      135       --          2           213        1          2
Foreign currency swaps................       31        5          1            29       --          6
Foreign currency forwards.............      595       22         --           807       38         --
Financial forwards....................       --       --         --            45       --         --
Credit default swaps..................      164        5          1           170        1         --
                                         ------     ----        ---        ------      ---        ---
  Total...............................   $1,145     $113        $ 4        $1,577      $77        $ 9
                                         ======     ====        ===        ======      ===        ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2008:

                                                               REMAINING LIFE
                                    --------------------------------------------------------------------
                                                  AFTER ONE YEAR   AFTER FIVE YEARS
                                    ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                        LESS           YEARS             YEARS          YEARS      TOTAL
                                    -----------   --------------   ----------------   ---------   ------
                                                                (IN MILLIONS)
Interest rate swaps...............      $ 33            $39              $ 10            $138     $  220
Financial futures.................       135             --                --              --        135
Foreign currency swaps............        --              5                23               3         31
Foreign currency forwards.........       595             --                --              --        595
Credit default swaps..............        --             --               121              43        164
                                        ----            ---              ----            ----     ------
  Total...........................      $763            $44              $154            $184     $1,145
                                        ====            ===              ====            ====     ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity variance swaps are used by the Company primarily as a macro hedge on certain invested assets. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amount and the estimated fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2008                 DECEMBER 31, 2007
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $   --     $ --        $--        $   17      $--        $ 1
Cash flow.......................       --       --         --             4       --         --
Non-qualifying..................    1,145      113          4         1,556       77          8
                                   ------     ----        ---        ------      ---        ---
  Total.........................   $1,145     $113        $ 4        $1,577      $77        $ 9
                                   ======     ====        ===        ======      ===        ===



     The Company recognized insignificant net investment income (expense) from settlement payments related to qualifying hedges for the years ended December 31, 2008, 2007 and 2006.

     The Company recognized net investment gains (losses) from settlement payments related to non-qualifying hedges of $8 million, $2 million, and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  FAIR VALUE HEDGES

     The Company utilizes interest rate swaps to convert fixed rate investments to floating rate investments. The Company designates and accounts for these interest rate swaps as fair value hedges when they have met the requirements of SFAS 133.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2008, 2007 and 2006. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2008, 2007 and 2006.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For each of the years ended December 31, 2008, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008, 2007, and 2006.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Other comprehensive income (loss) balance at January
  1,..................................................   $(2)      $(2)      $(2)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of the cash flow
  hedges..............................................     1        --         1
Amounts reclassified to net investment gains
  (losses)............................................    --        --        (1)
                                                         ---       ---       ---
Other comprehensive income (loss) balance at December
  31,.................................................   $(1)      $(2)      $(2)
                                                         ===       ===       ===



     At December 31, 2008, insignificant amounts of the deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2009.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2008, 2007 and 2006.

     The Company's consolidated statements of stockholder's equity for the years ended December 31, 2008 and 2007 include gains (losses) of $5 million and ($5) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. The Company did not record any gains (losses) on foreign currency contracts for the year ended December 31, 2006. There was no foreign currency translation gain (loss) recorded in 2008. At December 31, 2007, the cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income (loss) related to these hedges was ($5) million. When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income
(loss) are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity variance swaps as a macro hedge on certain invested assets; (v) interest rate futures to economically hedge liabilities embedded in certain variable annuity products; and (vi) credit default swaps to synthetically create investments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                      2008       2007      2006
                                                      ----      -----      ----
                                                            (IN MILLIONS)
Net investment gains (losses).......................  $207      $(105)      $(4)


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 15 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require the accepting of collateral in connection with its derivative instruments.

     At December 31, 2008 and 2007, the Company was obligated to return cash collateral under its control of $64 million and $4 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

     The Company has exchange-traded futures, which require the pledging of collateral. At December 31, 2008, the Company did not provide any securities collateral for exchange traded futures. At December 31, 2007, the Company pledged securities collateral for exchange-traded futures of $2 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2008, the Company provided cash collateral for exchange-traded futures of $3 million, which is included in premiums and other receivables. At December 31, 2007, the Company did not provide cash collateral for exchange-traded futures.

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $74 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid $1 million to terminate all of these contracts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2008:

                                                                 DECEMBER 31, 2008
                                            ----------------------------------------------------------
                                                               MAXIMUM AMOUNT
                                             FAIR VALUE OF   OF FUTURE PAYMENTS
RATING AGENCY DESIGNATION OF REFERENCED     CREDIT DEFAULT      UNDER CREDIT        WEIGHTED AVERAGE
CREDIT OBLIGATIONS(1)                            SWAPS        DEFAULT SWAPS(2)    YEARS TO MATURITY(3)
---------------------------------------     --------------   ------------------   --------------------
                                                                   (IN MILLIONS)
Aaa/Aa/A
  Single name credit default swaps
     (corporate)..........................        $--                $ 7                   5.0
  Credit default swaps referencing
     indices..............................         (1)                67                   4.0
                                                  ---                ---
       Subtotal...........................         (1)                74                   4.1
Baa
  Single name credit default swaps
     (corporate)..........................         --                 --                    --
  Credit default swaps referencing
     indices..............................         --                 --                    --
                                                  ---                ---
       Subtotal...........................         --                 --                    --
Ba
  Single name credit default swaps
     (corporate)..........................         --                 --                    --
  Credit default swaps referencing
     indices..............................         --                 --                    --
                                                  ---                ---
       Subtotal...........................         --                 --                    --
B
  Single name credit default swaps
     (corporate)..........................         --                 --                    --
  Credit default swaps referencing
     indices..............................         --                 --                    --
                                                  ---                ---
       Subtotal...........................         --                 --                    --
Caa and lower
  Single name credit default swaps
     (corporate)..........................         --                 --                    --
  Credit default swaps referencing
     indices..............................         --                 --                    --
                                                  ---                ---
       Subtotal...........................         --                 --                    --
In or near default
  Single name credit default swaps
     (corporate)..........................         --                 --                    --
  Credit default swaps referencing
     indices..............................         --                 --                    --
                                                  ---                ---
       Subtotal...........................         --                 --                    --
                                                  ---                ---
                                                  $(1)               $74                   4.1
                                                  ===                ===



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                         DAC    VOBA   TOTAL
                                                        ----   -----   -----
                                                            (IN MILLIONS)
Balance at January 1, 2006............................  $231   $  93   $ 324
  Capitalizations.....................................    20      --      20
                                                        ----   -----   -----
       Subtotal.......................................   251      93     344
                                                        ----   -----   -----
  Less: Amortization related to:
     Net investment gains (losses)....................    --      (2)     (2)
     Other expenses...................................    79     (28)     51
                                                        ----   -----   -----
       Total amortization.............................    79     (30)     49
                                                        ----   -----   -----
  Less: Unrealized investment gains (losses)..........    (3)    (15)    (18)
  Less: Other.........................................    50      27      77
                                                        ----   -----   -----
Balance at December 31, 2006..........................   125     111     236
  Effect of SOP 05-1 adoption.........................    (3)     (5)     (8)
  Capitalizations.....................................     7      --       7
                                                        ----   -----   -----
       Subtotal.......................................   129     106     235
                                                        ----   -----   -----
  Less: Amortization related to:
     Net investment gains (losses)....................    (2)     (2)     (4)
     Other expenses...................................    15      14      29
                                                        ----   -----   -----
       Total amortization.............................    13      12      25
                                                        ----   -----   -----
  Less: Unrealized investment gains (losses)..........    (1)     71      70
  Less: Other.........................................     3      --       3
                                                        ----   -----   -----
Balance at December 31, 2007..........................   114      23     137
  Less: Amortization related to:
     Net investment gains (losses)....................     3      (4)     (1)
     Other expenses...................................    10       9      19
                                                        ----   -----   -----
       Total amortization.............................    13       5      18
                                                        ----   -----   -----
  Less: Unrealized investment gains (losses)..........    (3)   (154)   (157)
  Less: Other.........................................    (2)     (1)     (3)
                                                        ----   -----   -----
Balance at December 31, 2008..........................  $106   $ 173   $ 279
                                                        ====   =====   =====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $10 million in 2009, $9 million in 2010, $9 million in 2011, $8 million in 2012, and $8 million in 2013.

     Amortization of VOBA and DAC is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses provide information regarding the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                                                          OTHER
                                    FUTURE POLICY         POLICYHOLDER ACCOUNT         POLICYHOLDER
                                      BENEFITS                  BALANCES                  FUNDS
                                 ------------------      ---------------------      -----------------
                                                             DECEMBER 31,
                                 --------------------------------------------------------------------
                                  2008        2007        2008           2007       2008         2007
                                 ------      ------      ------         ------      ----         ----
                                                             (IN MILLIONS)
Group life.................      $   15      $   34      $    1         $   --      $  1         $  1
Retirement & savings.......          33          35          19             42        --           --
Non-medical health &
  other....................         317         329          --             --         4            5
Traditional life...........       4,559       4,596          --             --       121          118
Variable & universal life..          80          64       3,125          3,079        67           58
Annuities..................          88          87         863            886        --           --
Other......................          84          52         135            127        56           47
                                 ------      ------      ------         ------      ----         ----
     Total.................      $5,176      $5,197      $4,143         $4,134      $249         $229
                                 ======      ======      ======         ======      ====         ====



     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were less than $1 million at both December 31, 2008 and 2007. Affiliated policyholder account balances, included in the table above, were less than $1 million at both December 31, 2008 and 2007. Affiliated other policyholder funds, included in the table above, were ($196) million and ($227) million at December 31, 2008 and 2007, respectively.

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $1,406 million and $2,003 million at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $78 million and $77 million at December 31, 2008 and 2007, respectively. The average interest rate credited on these contracts was 3.92% and 4.14% at December 31, 2008 and 2007, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $49 million, $57 million and $84 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     For each of the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                     DECEMBER 31,
                                                           --------------------------------
                                                                2008               2007
                                                           -------------      -------------
                                                                 AT                 AT
                                                           ANNUITIZATION      ANNUITIZATION
                                                           -------------      -------------
                                                                     (IN MILLIONS)
ANNUITY CONTRACTS (1)
TWO TIER ANNUITIES
General account value....................................    $     283          $     286
Net amount at risk (2)...................................    $      50 (4)      $      51 (4)
Average attained age of contractholders..................     60 years           60 years


                                                                     DECEMBER 31,
                                                           --------------------------------
                                                                2008               2007
                                                           -------------      -------------
                                                             SECONDARY          SECONDARY
                                                             GUARANTEES         GUARANTEES
                                                           -------------      -------------
                                                                     (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account).............    $   1,183          $   1,107
Net amount at risk (2)...................................    $  17,496 (3)      $  18,250 (3)
Average attained age of policyholders....................     58 years           57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                 UNIVERSAL AND
                                                    ANNUITY      VARIABLE LIFE
                                                   CONTRACTS       CONTRACTS
                                                 -------------   -------------
                                                   GUARANTEED
                                                 ANNUITIZATION     SECONDARY
                                                    BENEFITS       GUARANTEES    TOTAL
                                                 -------------   -------------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2006.....................       $ 7             $ 6         $13
Incurred guaranteed benefits...................        --              --          --
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2006...................         7               6          13
Incurred guaranteed benefits...................        --              --          --
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2007...................         7               6          13
Incurred guaranteed benefits...................        --              --          --
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2008...................       $ 7             $ 6         $13
                                                      ===             ===         ===



     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2008     2007
                                                               ----     ----
                                                               (IN MILLIONS)
Mutual Fund Groupings
  Equity.....................................................   $12      $18
  Bond.......................................................     1        1
  Balanced...................................................    --        2
  Money Market...............................................     2        2
  Specialty..................................................     1       --
                                                                ---      ---
     Total...................................................   $16      $23
                                                                ===      ===



7.  REINSURANCE

     General American's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. General American has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, General American reinsured up to 90% of the mortality risk for all new individual life insurance. This practice was initiated for different products starting at various points in time between the mid-1990's and 2000. During 2005, General American changed its retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, General American reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes and for certain individual life policies the retention limits remained unchanged. On a case by case basis, General American may retain up to $2.5 million per life and reinsure 100% of amounts in excess of General American retention limits. The Company evaluates its reinsurance programs

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2008      2007      2006
                                                      -----     -----     -----
                                                            (IN MILLIONS)
PREMIUMS:
  Direct premiums...................................  $ 384     $ 410     $ 412
  Reinsurance assumed...............................    211       181       170
  Reinsurance ceded.................................   (311)     (283)     (283)
                                                      -----     -----     -----
     Net premiums...................................  $ 284     $ 308     $ 299
                                                      =====     =====     =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees....................................  $ 357     $ 302     $ 363
  Reinsurance ceded.................................   (197)     (114)     (137)
                                                      -----     -----     -----
     Net universal life and investment-type product
       policy fees..................................  $ 160     $ 188     $ 226
                                                      =====     =====     =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims...........  $ 574     $ 652     $ 694
  Reinsurance assumed...............................    186       175       175
  Reinsurance ceded.................................   (306)     (342)     (424)
                                                      -----     -----     -----
     Net policyholder benefits and claims...........  $ 454     $ 485     $ 445
                                                      =====     =====     =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2008     2007
                                                            ------   ------
                                                             (IN MILLIONS)
UNAFFILIATED RECOVERABLES:
Future policy benefit recoverables........................  $  650   $  468
Claim recoverables........................................      80       92
Deposit recoverables......................................      16       29
All other recoverables....................................       4        5
                                                            ------   ------
  Total...................................................  $  750   $  594
                                                            ======   ======
AFFILIATED RECOVERABLES:
Future policy benefit recoverables........................  $1,238   $1,257
Deposit recoverables......................................     136      127
All other recoverables....................................       9        6
                                                            ------   ------
  Total...................................................  $1,383   $1,390
                                                            ======   ======



     Reinsurance recoverable balances are stated net of allowances for uncollectible balances, which are immaterial. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with reinsurers. The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including funds withheld accounts and irrevocable letters of credit. At December 31, 2008, the Company has $212 million of unaffiliated reinsurance recoverable balances secured by funds withheld accounts and $16 million of unaffiliated reinsurance recoverable balances secured through irrevocable letters of credit issued by various financial institutions. All of the affiliated reinsurance recoverable balances except $1,198 million of reserves and $8 million of other receivables are secured by funds withheld accounts or irrevocable letters of credit issued by various financial institutions.

     The Company's five largest unaffiliated reinsurers account for $528 million, or 70%, of its total unaffiliated reinsurance recoverable balance of $750 million at December 31, 2008. Of these reinsurance recoverable balances, $212 million were secured by funds withheld accounts.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were $271 million and $331 million at December 31, 2008 and 2007, respectively. Reinsurance balances receivable from affiliated reinsurers, included in other policyholder funds were $196 million and $227 million, at December 31, 2008 and 2007, respectively.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries including MLIC, Exeter Reassurance Company, Ltd., MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, Metropolitan Tower Life Insurance Company, New England Life Insurance Company, and Missouri Reinsurance (Barbados), Inc., all of which are related parties. The table below includes amounts related to transactions between these related parties and RGA through September 12, 2008, the date of the Company's dividend of its interests in RGA.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table reflects related party reinsurance information:

                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                               ------------------
                                                               2008   2007   2006
                                                               ----   ----   ----
                                                                  (IN MILLIONS)
Assumed premiums.............................................  $ 43   $129   $129
Assumed benefits, included in policyholder benefits and
  claims.....................................................  $120   $194   $155
Assumed benefits, included in policyholder dividends.........  $ --   $  9   $  7
Assumed acquisition costs, included in other expenses........  $ --   $ --   $  1
Ceded premiums...............................................  $ 15   $ 80   $ 85
Ceded fees, included in universal life and investment-type
  product policy fees........................................  $118   $ 65   $ 90
Income from deposit contracts, included in other revenues....  $  3   $  2   $  2
Ceded benefits, included in policyholder benefits and
  claims.....................................................  $ 18   $ 25   $ 10
Ceded benefits, included in interest credited to policyholder
  account balances...........................................  $ 61   $ 58   $ 54
Ceded benefits, included in policyholder dividends...........  $ --   $  9   $  7
Interest costs on ceded reinsurance, included in other
  expenses...................................................  $ 49   $  5   $ 45


8.  LONG-TERM DEBT AND SHORT-TERM DEBT- AFFILIATED

     Long-term and short-term debt outstanding is as follows:

                                               INTEREST RATES
                                            -------------------                DECEMBER 31,
                                                       WEIGHTED               -------------
                                              RANGE     AVERAGE    MATURITY   2008     2007
                                            --------   --------   ---------   ----     ----
                                                                              (IN MILLIONS)
Surplus notes.............................    7.63%      7.63%       2024     $100     $100
Other notes...............................  8% - 12%     8.40%    2009-2016      1        1
                                                                              ----     ----
Total long-term debt......................                                     101      101
Total short-term debt -- affiliated.......                                      --       50
                                                                              ----     ----
  Total...................................                                    $101     $151
                                                                              ====     ====



     The aggregate maturities of long-term debt at December 31, 2008 for the next five years are less than $1 million in each of the years 2009 through 2013 and $100 million thereafter.

     Unsecured senior debt ranks highest in priority and consists of other notes with varying interest rates. Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations, may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT -- AFFILIATED

     There was no short-term debt outstanding at December 31, 2008. On December 31, 2007, MetLife Credit Corporation, an affiliate, issued a $50 million short-term loan to the Company with a fixed rate of 4.82%, which was repaid at maturity on January 2, 2008. The Company used the net proceeds of the loan for general corporate purposes.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $9 million for each of the years ended December 31, 2008, 2007 and 2006.

9.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                         YEARS ENDED DECEMBER
                                                                 31,
                                                       -----------------------
                                                       2008     2007      2006
                                                       ----     ----     -----
                                                            (IN MILLIONS)
Current:
  Federal............................................  $(10)    $(41)    $(156)
  Foreign............................................    75       50        29
                                                       ----     ----     -----
  Subtotal...........................................    65        9      (127)
                                                       ----     ----     -----
Deferred:
  Federal............................................    30       30       171
                                                       ----     ----     -----
Provision for income tax.............................  $ 95     $ 39     $  44
                                                       ====     ====     =====




     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                          YEARS ENDED DECEMBER
                                                                   31,
                                                         ----------------------
                                                         2008     2007     2006
                                                         ----     ----     ----
                                                              (IN MILLIONS)
Tax provision at U.S. statutory rate...................  $ 75     $ 28     $ 44
Tax effect of:
  Tax-exempt investment income.........................     9        2       (2)
  State and local income taxes.........................    --       --        1
  Prior year tax.......................................    (7)       8       (2)
  RGA dividend of interest(1)..........................    16       --       --
  Other, net...........................................     2        1        3
                                                         ----     ----     ----
Provision for income tax...............................   $95      $39      $44
                                                         ====     ====     ====




--------

   (1) See Notes 2 and 14 for discussion concerning the dividend of interest in RGA.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                             -------------
                                                             2008     2007
                                                             ----     ----
                                                             (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables.................  $ 33     $ 64
  Employee benefits........................................    19       22
  Tax credit carryforwards.................................    55       --
  Net unrealized investment losses.........................   162       --
  Other....................................................     8      162
                                                             ----     ----
                                                              277      248
  Less: Valuation allowance................................    --       --
                                                             ----     ----
                                                              277      248
                                                             ----     ----
Deferred income tax liabilities:
  Investments..............................................    37       68
  DAC......................................................    10      (46)
  Net unrealized investment gains..........................    --      249
  Other....................................................    20        9
                                                             ----     ----
                                                               67      280
                                                             ----     ----
Net deferred income tax asset/(liability)..................  $210     $(32)
                                                             ====     ====



     A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

     The Company has not recorded a valuation allowance against the deferred tax asset of $162 million recognized in connection with unrealized investment losses at December 31, 2008. The Company has the intent and ability to hold such securities until their recovery or maturity and the Company has available to it tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     At December 31, 2008, the Company had tax credit carryforwards of $55 million, which begin to expire in 2018. The tax credit carryfowards are expected to be utilized during the period allowed.

     Effective January 1, 2006, General American joined with MetLife and its includable affiliates in filing a federal income tax return. General American participates in a tax sharing agreement with MetLife. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     Pursuant to the tax sharing agreement, the amount due from affiliates is $16 million and $120 million as of December 31, 2008 and 2007, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2001. Due to a lapse of the statute of limitations, the 2003 and 2004 tax years are no longer subject to audit. In the first quarter of 2005, the IRS commenced an examination of the Company's U.S. income tax returns for 2000 through 2002 that is anticipated to be completed in 2009.

     As a result of the implementation of FIN 48 on January 1, 2007, the Company recognized an $11 million decrease in the liability for unrecognized tax benefits, no increase/decrease in the interest liability for unrecognized tax benefits, as well as a $17 million increase in the liability for unrecognized tax benefits and a $5 million increase in the interest liability for unrecognized tax benefits which are included in liabilities of subsidiaries held-for-sale. The corresponding reduction to the January 1, 2007 balance of retained earnings was $0, net of $11 million of minority interest included in liabilities of subsidiaries held-for-sale. The Company's total amount of unrecognized tax benefits upon adoption of FIN 48 was $21 million. The Company reclassified, at adoption, $32 million of current income tax payables to the liability for unrecognized tax benefits included within other liabilities. The Company did not reclassify, at adoption, any deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $21 million. The Company also had $3 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     At December 31, 2008, the Company's total amount of unrecognized tax benefits was $18 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is $18 million. The total amount of unrecognized tax benefits decreased by $6 million from December 31, 2007 due to lapses in the statutes of limitations.

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $24 million, an increase of $3 million from the date of adoption, and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $24 million, an increase of $3 million from the date of adoption.

     The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2008 and December 31, 2007, is as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2008     2007
                                                               ----     ----
                                                               (IN MILLIONS)
Balance as of the beginning of the period....................   $24      $21
Additions for tax positions of current year..................    --        7
Lapses of statutes of limitations............................    (6)      (4)
                                                                ---      ---
Balance as of the end of the period..........................   $18      $24
                                                                ===      ===



     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $5 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     During the year ended December 31, 2007, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from the date of adoption.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $1 million and $1 million, respectively, related to the separate account DRD.

10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims may be resolved through settlement. Other sales practices claims may be won by dispositive motion or may go to trial. The current cases may seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Regulators have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company has been cooperating fully with these inquiries. The Company is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

     North American National Marketing, LLC, et al. v. General American Life Insurance Co., et al. (Dist. Ct, Colo., Arapahoe Cty., filed March 21, 2007) North American National Marketing ("North American") and its affiliate sued the Company and MetLife, Inc. alleging breach of a contract between the Company and North American for the design, development and distribution of certain universal life insurance products for the Company during the period from 2001 to 2004. Plaintiffs seek damages comprised of fees and commissions relating to sales of the life insurance products designed by North American. The Company and MetLife, Inc. dispute these alleged damages and are vigorously defending the lawsuit, which is currently scheduled for a jury trial in April 2009.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas, or make other inquiries, concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows.

     In 2007, the Company received $39 million, included in other revenues, based on the resolution of an indemnification claim associated with the 2000 acquisition of the Company by MLIC.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2008, 2007 and 2006. At both December 31, 2008 and 2007, the Company maintained a liability of $4 million, a related asset for premium tax offsets of $3 million for undiscounted future assessments in respect of impaired, insolvent or failed insurers, and an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

  COMMITMENTS

  Leases

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants are contingent upon the level of the tenants' sales revenues. Future minimum rental income relating to these lease agreements are as follows:

                                                                    RENTAL
                                                                    INCOME
                                                                -------------
                                                                (IN MILLIONS)
2009..........................................................        $8
2010..........................................................        $4
2011..........................................................        $3
2012..........................................................        $3
2013..........................................................        $1
Thereafter....................................................        $1


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $182 million and $57 million at December 31, 2008 and 2007, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amount of these unfunded commitments was $6 million at December 31, 2008. At December 31, 2007, there were no unfunded commitments to fund private corporate bond investments.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $2 million to $45 million, with a cumulative maximum of $61 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     During the year ended December 31, 2008, the Company did not record any liabilities for indemnities, guarantees and commitments. The Company had no liability for indemnities, guarantees and commitments at both December 31, 2008 and 2007.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $74 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. As of December 31, 2008, the Company would have paid $1 million to terminate all of these contracts.

     See Note 4 for further disclosures related to credit default swap obligations.

11.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     General American's employees, sales representatives and retirees participate in qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually, based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2008, the majority of active participants are accruing benefits under the cash balance formula; however, approximately 95% of the obligations result from benefits calculated with the traditional formula. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     General American also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of General American who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for General American, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     General American is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. General American's share of pension expense was $7 million, $7 million and $8 million for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, General American's share of other postretirement expense was less than $1 million, less than $1 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively. The combined allocated benefit expense is included in the accompanying consolidated statements of income.

     General American continues to sponsor non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service credits while employed, but are not accruing additional benefits in these plans.

     As described more fully in Note 1, effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $7 million at December 31, 2005, $4 million net of income tax, and was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $6 million, $4 million, net of income tax of $2 million, and remained as a reduction of accumulated other comprehensive income. Upon adoption of SFAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of actuarial gains and losses, and prior service costs and credits that had not yet been included in net periodic benefit cost at the date of adoption. The following table summarizes the adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:

                                                                 DECEMBER 31, 2006
                                               ----------------------------------------------------
                                                             ADDITIONAL
                                                               MINIMUM
                                                   PRE         PENSION    ADOPTION OF       POST
                                                 SFAS 158     LIABILITY     SFAS 158      SFAS 158
BALANCE SHEET CAPTION                          ADJUSTMENTS   ADJUSTMENT    ADJUSTMENT   ADJUSTMENTS
---------------------------------------------  -----------   ----------   -----------   -----------
                                                                   (IN MILLIONS)
Other assets: Prepaid pension benefit cost...      $(38)         $--          $  9          $(29)
Other liabilities: Accrued postretirement
  benefit cost...............................      $ --           --            --          $ --
                                                                 ---          ----
  Subtotal...................................                     --             9
Net liability of subsidiary held-for-sale....                      1           (17)
                                                                 ---          ----
Accumulated other comprehensive income
  (loss), before income tax:
  Defined benefit plans......................      $ (7)           1            (8)         $(14)
Minority interest............................                     --             8
Deferred income tax..........................                     --            (1)
                                                                 ---          ----
Accumulated other comprehensive income
  (loss), net of income tax:
  Defined benefit plans......................      $ (4)         $ 1          $ (1)         $ (4)
                                                                 ===          ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                           DECEMBER 31,
                                                    -------------------------
                                                                     OTHER
                                                                  POSTRETIRE-
                                                      PENSION         MENT
                                                      BENEFITS      BENEFITS
                                                    -----------   -----------
                                                    2008   2007   2008   2007
                                                    ----   ----   ----   ----
                                                          (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of
  year............................................  $ 26   $ 29   $ --   $ --
  Service cost....................................    --     --     --     --
  Interest cost...................................     2      2     --     --
  Net actuarial (gains) losses....................    --     (2)    --     --
  Change in benefits..............................    --     --     --     --
  Benefits paid...................................    (3)    (3)    --     --
                                                    ----   ----   ----   ----
Benefit obligation at end of year.................    25     26     --     --
                                                    ----   ----   ----   ----
Change in plan assets:
Fair value of plan assets at beginning of year....    --     --     --     --
  Actual return on plan assets....................    --     --     --     --
  Employer contribution...........................     3      3     --     --
  Benefits paid...................................    (3)    (3)    --     --
                                                    ----   ----   ----   ----
Fair value of plan assets at end of year..........    --     --     --     --
                                                    ----   ----   ----   ----
Funded status at end of year......................  $(25)  $(26)   $--    $--
                                                    ====   ====   ====   ====
Amounts recognized in consolidated balance sheet
  consist of:
  Other liabilities...............................  $(25)  $(26)   $--    $--
                                                    ====   ====   ====   ====
Accumulated other comprehensive (income) loss:
  Net actuarial losses............................  $ 12   $ 19    $--    $ 2
  Prior service credit............................   (13)   (11)    --     --
                                                    ----   ----   ----   ----
                                                      (1)     8     --      2
  Deferred income tax and minority interest.......    --     (6)    --     (1)
                                                    ----   ----   ----   ----
                                                    $ (1)  $  2    $--    $ 1
                                                    ====   ====   ====   ====



     The accumulated benefit obligation for all defined benefit pension plans was $25 million and $26 million at December 31, 2008 and 2007, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2008     2007
                                                               ----     ----
                                                               (IN MILLIONS)
Projected benefit obligation.................................   $25      $26
Accumulated benefit obligation...............................   $25      $26
Fair value of plan assets....................................   $--      $--


     The projected benefit obligation exceeded assets for all pension plans at both December 31, 2008 and 2007.

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------
                                                                            OTHER POSTRETIREMENT
                                                  PENSION BENEFITS                BENEFITS
                                               ----------------------     -----------------------
                                               2008     2007     2006     2008      2007     2006
                                               ----     ----     ----     ----      ----     ----
                                                                  (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost...............................   $--      $--      $--      $--       $--      $--
  Interest cost..............................     2        2        2       --        --       --
  Expected return on plan assets.............    --       --       --       --        --       --
  Amortization of net actuarial (gains)
     losses..................................     1       --       (2)      --        --       --
  Amortization of prior service cost
     (credit)................................    (3)      (2)      --       --        --       --
                                                ---      ---      ---      ---       ---      ---
     Net periodic benefit cost...............    --       --      $--       --        --      $--
                                                                  ===                         ===
     Net periodic cost of asset held-for-
       sale..................................    --        4                --         1
                                                ---      ---               ---       ---
                                                 --        4                --         1
                                                ---      ---               ---       ---
OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS
  RECOGNIZED IN OTHER COMPREHENSIVE INCOME
     (LOSS)
  Net actuarial (gains) losses...............    (7)      (3)               (2)       (3)
  Prior service cost (credit)................     2        1                --        --
  Amortization of net actuarial gains
     (losses)................................    (1)      (1)               --        --
  Amortization of prior service (cost)
     credit..................................     3        2                --        --
                                                ---      ---               ---       ---
     Total recognized in other comprehensive
       income (loss).........................    (3)      (1)               (2)       (3)
                                                ---      ---               ---       ---
     Total recognized in net periodic benefit
       cost and other comprehensive income
       (loss)................................   $(3)     $ 3               $(2)      $(2)
                                                ===      ===               ===       ===



     Included within other comprehensive income (loss) are other changes in plan assets and benefit obligations associated with pension benefits of ($3) million and other postretirement benefits of ($2) million for an aggregate reduction in other comprehensive income (loss) of ($5) million before income tax and ($4) million, net of income tax and minority interest.

     The estimated net actuarial losses and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are less than $1 million and ($2) million, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                             DECEMBER 31,
                                                   -------------------------------
                                                                         OTHER
                                                      PENSION         POSTRETIRE-
                                                      BENEFITS       MENT BENEFITS
                                                   -------------     -------------
                                                   2008     2007     2008     2007
                                                   ----     ----     ----     ----
Weighted average discount rate...................  6.60%    6.65%      --       --
Rate of compensation increase....................   N/A      N/A      N/A      N/A


     Assumptions used in determining net periodic benefit cost were as follows:

                                                                DECEMBER 31,
                                                  ---------------------------------------
                                                                              OTHER
                                                                         POSTRETIREMENT
                                                   PENSION BENEFITS         BENEFITS
                                                  ------------------   ------------------
                                                  2008   2007   2006   2008   2007   2006
                                                  ----   ----   ----   ----   ----   ----
Weighted average discount rate..................  6.65%  6.00%  5.80%    --     --     --
Expected rate of return on plan assets..........   N/A    N/A    N/A    N/A    N/A    N/A
Rate of compensation increase...................   N/A    N/A    N/A    N/A    N/A    N/A


     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

  CASH FLOWS

     In 2009, the Company expects to make contributions of $2 million to its pension plans. Benefit payments are funded from the Company's general assets as they become due under the provision of the plans.

     Gross benefit payments for the next ten years are expected to be as follows:

                                                              PENSION BENEFITS
                                                              ----------------
                                                                (IN MILLIONS)
2009........................................................         $ 2
2010........................................................         $ 3
2011........................................................         $ 3
2012........................................................         $ 3
2013........................................................         $ 3
2014 - 2018.................................................         $12


  SAVINGS AND INVESTMENT PLANS

     The Company's employees participate in savings and investment plans for which a portion of employee contributions are matched. The Company's expense was less than $1 million for each of the years ended December 31, 2008, 2007 and 2006.

12.  EQUITY

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. General American exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"). Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of General American.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     General American, domiciled in Missouri, applied to its state insurance regulator and was permitted to admit the lesser of the amount of the deferred tax asset expected to be realized within three years of the balance sheet date or 15% of statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. The NAIC statutory accounting principles currently admit the lesser of the amount of the deferred tax asset expected to be realized within one year of the balance sheet date or 10% of the statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. As a result of the relief, the Company's minimum statutory capital requirement was reduced by $58 million as of December 31, 2008.

     Statutory net income (loss) of General American, a Missouri domiciled insurer, was $1,177 million, $106 million and $316 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Missouri State Department of Insurance, was $1,079 million and $2,280 million at December 31, 2008 and 2007, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its statutory surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized investment gains). General American will be permitted to pay a stockholder dividend to GenAmerica in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Commissioner of Insurance (the "Commissioner"). As described in Note 2, the Company paid an in-kind extraordinary dividend of $1,318 million to GenAmerica for the year ended December 31, 2008. For the year ended December 31, 2007, the Company did not pay any dividends to GenAmerica. The Company paid $13 million for the year ended December 31, 2006 in dividends for which prior insurance regulatory clearance was not required. Based on amounts at December 31, 2008, General American could pay to GenAmerica a stockholder dividend of $107 million without prior approval of the Commissioner in 2009.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                         2008    2007    2006
                                                       -------   ----   -----
                                                            (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year...........................................  $(1,370)  $ 22   $(115)
Income tax effect of holding gains (losses)..........      544    (13)     38
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.............................      105     29      16
  Amortization of premiums and accretion of discounts
     associated with investments.....................      (37)   (33)    (12)
  Income tax effect..................................      (26)     2      (1)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.............      175    (70)     18
Income tax effect of allocation of holding (gains)
  losses to other policyholder amounts...............      (61)    42      (6)
Unrealized investment loss of dividend of interest in
  subsidiary.........................................       69     --      --
Deferred income tax on unrealized investment loss on
  dividend of interests in subsidiary................      (46)    --      --
                                                       -------   ----   -----
Net unrealized investment gains (losses), net of
  income tax.........................................     (647)   (21)    (62)
                                                       -------   ----   -----
Foreign currency translation adjustment..............     (122)    60      11
Minimum pension liability adjustment, net of income
  tax................................................       --     --       1
Defined benefit plan adjustment, net of income tax...        4      1      --
                                                       -------   ----   -----
Other comprehensive income (loss)....................  $  (765)  $ 40   $ (50)
                                                       =======   ====   =====



13.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2008     2007     2006
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Compensation..........................................  $ 22     $ 10     $ 21
Commissions...........................................    13       15       36
Reinsurance allowances................................   (17)     (22)     (43)
Interest and debt issue costs.........................    10       10        9
Amortization of DAC and VOBA..........................    18       25       49
Capitalization of DAC.................................    --       (7)     (20)
Insurance tax.........................................    11       13       17
Other.................................................    27       33       74
                                                        ----     ----     ----
Total other expenses..................................  $ 84     $ 77     $143
                                                        ====     ====     ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     For the years ended December 31, 2008, 2007 and 2006 commissions, reinsurance allowances and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 7. See also Note 16 for discussion of affiliated expenses included in the table above.

  Amortization and Capitalization of DAC and VOBA

     See Note 5 for the rollforward of DAC and VOBA including impacts of amortization and capitalization.

14.  DISCONTINUED OPERATIONS

  OPERATIONS

     As more fully described in Note 2, on September 12, 2008 MetLife completed a tax-free split-off of its majority-owned subsidiary, RGA. In connection with this transaction, General American dividended to MLIC and MLIC dividended to MetLife, substantially all of its interests in RGA. RGA's assets and liabilities were reclassified to assets and liabilities of subsidiaries held for sale and its operating results were reclassified to discontinued operations for all periods presented.

     The following tables present the amounts related to the operations and financial position of RGA that have been reflected as discontinued operations in the consolidated statements of income:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2008     2007     2006
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Premiums..................................................  $3,535   $4,910   $4,348
Net investment income.....................................     597      908      781
Other revenues............................................      69       77       66
Net investment gains (losses).............................    (249)    (177)       7
                                                            ------   ------   ------
  Total revenues..........................................   3,952    5,718    5,202
                                                            ------   ------   ------
Policyholder benefits and claims..........................   2,989    3,989    3,490
Interest credited to policyholder account balances........     108      262      254
Other expenses............................................     699    1,226    1,227
                                                            ------   ------   ------
  Total expenses..........................................   3,796    5,477    4,971
                                                            ------   ------   ------
Income before provision for income tax....................     156      241      231
Provision for income tax..................................      53       84       81
                                                            ------   ------   ------
Income from operations of discontinued operations, net of
  income tax..............................................     103      157      150
Loss in connection with the dividend of interests in
  subsidiary, net of income tax...........................    (398)      --       --
                                                            ------   ------   ------
Income (loss) from operations of discontinued operations,
  net of income tax.......................................  $ (295)  $  157   $  150
                                                            ======   ======   ======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                            DECEMBER 31, 2007
                                                            -----------------
                                                              (IN MILLIONS)
Fixed maturity securities.................................       $ 9,398
Equity securities.........................................           137
Mortgage loans on real estate, net........................           832
Policy loans..............................................         1,059
Short-term investments....................................            75
Other invested assets.....................................         4,897
                                                                 -------
  Total investments.......................................        16,398
Cash and cash equivalents.................................           404
Accrued investment income.................................            78
Premiums and other receivables............................         1,440
Deferred policy acquisition costs and VOBA................         3,513
Goodwill..................................................            96
Other assets..............................................            91
Separate account assets...................................            17
                                                                 -------
     Total assets held-for-sale...........................       $22,037
                                                                 =======
Future policy benefits....................................       $ 6,159
Policyholder account balances.............................         6,657
Other policyholder funds..................................         2,297
Long-term debt............................................           528
Collateral financing arrangements.........................           850
Junior subordinated debt securities.......................           399
Shares subject to mandatory redemption....................           159
Current income tax payable................................            33
Deferred income tax liability.............................           941
Other liabilities.........................................         1,918
Separate account liabilities..............................            17
                                                                 -------
     Total liabilities held-for-sale......................       $19,958
                                                                 =======



     The operations of RGA include direct policies and reinsurance agreements with MetLife and some of its affiliates. These agreements are generally terminable by either party upon 90 days written notice with respect to future new business. Agreements related to existing business generally are not terminable, unless the underlying policies terminate or are recaptured. These direct policies and reinsurance agreements do not constitute significant continuing involvement by the Company with RGA. Included in continuing operations in the Company's consolidated statements of operations are amounts related to these affiliated transactions, including ceded amounts that reduced premiums and fees by $23 million, $38 million, and $32 million and ceded amounts that reduced policyholder benefits and claims by $13 million, $33 million, and $44 million for the years ended December 31, 2008, 2007 and 2006, respectively, that have not been eliminated as these transactions are expected to continue after the RGA divestiture. Related amounts included in the Company's consolidated balance sheets that have not been eliminated include assets totaling $456 million, and liabilities totaling $361 million at December 31, 2007.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

15.  FAIR VALUE

FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2007                                   AMOUNT      VALUE    FAIR VALUE
-----------------                                  --------   --------   ----------
                                                             (IN MILLIONS)
ASSETS:
Fixed maturity securities........................              $ 7,919     $ 7,919
Equity securities................................              $    31     $    31
Mortgage loans on real estate....................              $   241     $   247
Policy loans.....................................              $ 1,657     $ 1,657
Short-term investments...........................              $   237     $   237
Cash and cash equivalents........................              $   103     $   103
Accrued investment income........................              $   107     $   107
Assets of subsidiaries held-for-sale.............              $11,983     $11,992
LIABILITIES:
Policyholder account balances....................              $ 1,055     $ 1,030
Short-term debt -- affiliated....................              $    50     $    50
Long-term debt...................................              $   101     $   121
Payables for collateral under securities loaned
  and other transactions.........................              $ 1,438     $ 1,438
Liabilities of subsidiaries held-for-sale........              $ 6,915     $ 6,044


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- The estimated fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage Loans on Real Estate -- Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Policy Loans -- The estimated fair values for policy loans approximate carrying values.

     Cash and Cash Equivalents and Short-term Investments -- The estimated fair values for cash and cash equivalents and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

     Affiliated Short-term Debt and Long-term Debt -- The estimated fair value of short-term debt-affiliated approximates fair value due to the short-term duration of the instrument. Long-term debt is determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

     Payables for Collateral Under Securities Loaned and Other Transactions
-- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value.

     Assets and Liabilities of Subsidiaries Held-For-Sale -- The carrying values of assets and liabilities of subsidiaries held-for-sale reflect those assets and liabilities which were previously determined to be financial instruments and which were reflected in other financial statement captions in the table above in previous periods but have been reclassified to this caption to reflect the discontinued nature of the operations. The estimated fair value of the assets and liabilities of subsidiaries held-for-sale have been determined on a basis consistent with similar instruments as described herein.

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps and foreign currency forwards are based upon quotations obtained from dealers or other reliable sources. See
Note 4 for derivative fair value disclosures.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                         NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2008                                         AMOUNT      VALUE    FAIR VALUE
-----------------                                        --------   --------   ----------
                                                                   (IN MILLIONS)
ASSETS:
Fixed maturity securities..............................              $6,140      $6,140
Equity securities......................................              $  135      $  135
Mortgage loans on real estate..........................              $  219      $  213
Policy loans...........................................              $1,691      $2,088
Other limited partnership interests(1).................              $    2      $    2
Short-term investments.................................              $  514      $  514
Other invested assets:(1)
  Derivative assets....................................    $910      $  113      $  113
  Other................................................              $    3      $    3
Cash and cash equivalents..............................              $  152      $  152
Accrued investment income..............................              $   99      $   99
Premiums and other receivables(1)......................              $  153      $  121
Separate account assets................................              $1,484      $1,484
LIABILITIES:
Policyholder account balances(1).......................              $1,016      $  843
Long-term debt.........................................              $  101      $   74
Payables for collateral under securities loaned and
  other transactions...................................              $  806      $  806
Other liabilities:(1)
  Derivative liabilities...............................    $235      $    4      $    4
  Other................................................              $    9      $    9
Separate account liabilities(1)........................              $  189      $  189
COMMITMENTS:(2)
Commitments to fund private corporate bond
  investments..........................................    $  6      $   --      $   --


--------

   (1) Carrying values presented herein differ from those presented on the consolidated balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Commitments are off-balance sheet obligations.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans on Real Estate -- The Company originates mortgage loans on real estate principally for investment purposes. These loans are carried at amortized cost within the consolidated financial statements. The fair value for mortgage loans on real estate is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Other Limited Partnership Interests -- Other limited partnerships included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheet represents investments in other limited partnerships accounted for using the equity method, which do not satisfy the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests accounted for under the cost method are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES consolidated balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheet is principally comprised of freestanding derivatives with positive estimated fair values, cash held in trust and investments in tax credit partnerships. Investments in tax credit partnerships, which are accounted for under the equity method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table. Cash held in trust is treated as cash and cash equivalents where estimated fair value generally approximates carrying value.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheet is principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled and fees and general operating receivables.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over very short periods such that the estimated fair value approximate their carrying values. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheet in accordance with SOP O3-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, mortgage loans, derivatives, hedge funds short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value. The estimated fair values of fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents held by separate accounts are determined on

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES a basis consistent with the methodologies described herein for similar financial instruments held within the general account. The estimated fair value of hedge funds is based upon NAVs provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value. The estimated fair value of mortgage loans is determined by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. The difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding arrangements, fixed deferred annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard swap valuation models as well as its claims paying ability.

     Long-term Debt -- The estimated fair values of long-term debt securities are generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company including inputs, when available, from other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: subordinated rights; contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     Payables for Collateral Under Securities Loaned and Other Transactions
-- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the consolidated balance sheet is principally comprised of freestanding derivatives with negative estimated fair values; tax and litigation contingency liabilities; obligations for employee-related benefits; amounts due on cash collateral held in relation to securities lending; interest payable; amounts due for securities purchased but not yet settled; amounts due under assumed reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     The amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due on cash collateral held in relation to securities lending; and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheet represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding under institutional retirement & savings products.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheet at an equivalent summary total of the separate account assets as prescribed by SOP 03-1. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Commitments to Fund Private Corporate Bond Investments -- The estimated fair values for commitments to fund private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                               DECEMBER 31, 2008
                                      ------------------------------------------------------------------
                                         FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                      -----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR                        SIGNIFICANT
                                       IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE      TOTAL
                                        AND LIABILITIES    OBSERVABLE INPUTS      INPUTS       ESTIMATED
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                      ------------------   -----------------   ------------   ----------
                                                                 (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.........         $ --                $2,070            $165         $2,235
  Residential mortgage-backed
     securities.....................           --                   959               2            961
  Foreign corporate securities......           --                   782              50            832
  Foreign government securities.....           --                   679              95            774
  Commercial mortgage-backed
     securities.....................           --                   648              14            662
  U.S. Treasury/agency securities...          289                    83              --            372
  Asset-backed securities...........           --                   225              64            289
  State and political subdivision
     securities.....................           --                    15              --             15
                                             ----                ------            ----         ------
     Total fixed maturity
       securities...................          289                 5,461             390          6,140
                                             ----                ------            ----         ------
Equity securities:
  Common stock......................           --                   128               1            129
  Non-redeemable preferred stock....           --                     1               5              6
                                             ----                ------            ----         ------
     Total equity securities........           --                   129               6            135
                                             ----                ------            ----         ------
Short-term investments..............           --                   514              --            514
Derivative assets(1)................           --                   113              --            113
Separate account assets(2)..........          660                   729              95          1,484
                                             ----                ------            ----         ------
     Total assets...................         $949                $6,946            $491         $8,386
                                             ====                ======            ====         ======
LIABILITIES
Derivative liabilities(1)...........         $  2                $    1            $  1         $    4
                                             ====                ======            ====         ======



--------

   (1) Derivative assets are presented within other invested assets and derivatives liabilities are presented within other liabilities. The amounts are presented gross in the table above to reflect the presentation in the consolidated balance sheet, but are presented net for purposes of the rollforward in the following tables.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   (2) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities. As it relates to derivatives, this level includes financial futures including interest rate futures. Separate account assets classified within this level principally include mutual funds. Also included are assets held within separate accounts which are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, state and political subdivision securities, foreign government securities and asset-backed securities. Equity securities classified as Level 2 securities consist principally of common stock and certain equity securities where market quotes are available but are not considered actively traded. Short-term investments included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes derivatives for which all the inputs used are observable; including foreign currency forwards, foreign currency swaps, interest rate swaps and credit default swaps. Separate account assets classified within this level are generally similar to those classified within this level for the general account. Hedge funds owned by separate accounts are also included within this level.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including:
             U.S. and foreign corporate securities -- including below investment grade private placements; residential mortgage-backed securities; commercial mortgage backed securities; foreign government securities and asset-backed securities -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist of common stock of privately held companies and non-redeemable preferred stock where there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. As it relates to derivatives this category includes credit default swaps having unobservable credit correlations. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include mortgage loans.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                         -----------------------------------------------------------------------------------------------------
                                                              TOTAL REALIZED/UNREALIZED
                                                             GAINS (LOSSES) INCLUDED IN:
                                                            ----------------------------   PURCHASES,
                           BALANCE,    IMPACT OF   BALANCE,                    OTHER         SALES,      TRANSFER IN  BALANCE,
                         DECEMBER 31,   SFAS 157  BEGINNING                COMPREHENSIVE  ISSUANCES AND   AND/OR OUT   END OF
                             2007     ADOPTION(1) OF PERIOD EARNINGS(2, 3) INCOME (LOSS) SETTLEMENTS(4) OF LEVEL 3(5)  PERIOD
                         ------------ ----------- --------- -------------- ------------- -------------- ------------- --------
                                                                    (IN MILLIONS)

Fixed maturity
  securities............     $612         $--        $612        $(56)          $(97)         $(62)          $(7)       $390
Equity securities.......       12          --          12          (1)            (1)           (4)           --           6
Net derivatives(6)......       --          --          --          --             --            (1)           --          (1)
Separate account
  assets(7).............      124          --         124         (25)            --            (1)           (3)         95


--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. As described in
       Note 1, there was no material impact of adoption on Level 3 assets and liabilities.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains/losses. Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains/losses.

   (3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward.

   (5) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (8) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                           TOTAL GAINS AND LOSSES
                                                  ---------------------------------------
                                                   CLASSIFICATION OF REALIZED/UNREALIZED
                                                                   GAINS
                                                       (LOSSES) INCLUDED IN EARNINGS
                                                  ---------------------------------------
                                                      NET              NET
                                                  INVESTMENT       INVESTMENT
                                                    INCOME       GAINS (LOSSES)     TOTAL
                                                  ----------     --------------     -----
                                                                  (IN MILLIONS)
Fixed maturity securities....................         $ 8             $(64)          $(56)
Equity securities............................          --               (1)            (1)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                                          CHANGES IN UNREALIZED GAINS (LOSSES)
                                                        RELATING TO ASSETS AND LIABILITIES HELD
                                                                  AT DECEMBER 31, 2008
                                                       -----------------------------------------
                                                           NET               NET
                                                       INVESTMENT        INVESTMENT
                                                         INCOME        GAINS (LOSSES)      TOTAL
                                                       ----------      --------------      -----
                                                                     (IN MILLIONS)
Fixed maturity securities........................          $ 9              $(63)           $(54)
Equity securities................................           --                (2)             (2)
Net derivatives..................................           --                (1)             (1)


16.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $36 million, $44 million and $50 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $28 million, $5 million and $8 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $6 million, $14 million and $21 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. The Company received fees for this service of $28 million, $26 million and $11 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a distribution agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $2 million, $4 million and $5 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $1 million, $2 million and $2 million included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net receivables from affiliates of $9 million and $32 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These net receivables exclude affiliated reinsurance balances discussed in Note 7.

     See Notes 3, 6 and 8 for additional related party transactions.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2008.

3.   Statement of Operations for the year ended December 31, 2008.

4.   Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007.

5.   Notes to Financial Statements

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2008 and 2007.

3.   Statements of Income for the years ended December 31, 2008, 2007 and 2006.

4.   Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.

5.   Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.

6.   Notes to Financial Statements.





The Following Consolidated financial statements of General American Life Insurance Company (the
"Guarantor") are
included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2008 and 2007.

3.   Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and
     2006.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.

6.   Notes to Consolidated Financial Statements.




b.           Exhibits
             ---------

1.   (i)     Resolution of Board of Directors of the Company authorizing the establishment of the Variable
             Account(5)

     (ii)    Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(14)

2.           Not Applicable.

3.   (i)     Form of Principal Underwriter's and Selling Agreement(8)

     (ii)    Principal Underwriter's and Selling Agreement (effective January 1, 2001)(14)

     (iii)   Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(14)

     (iv)    Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(14)

     (v)     Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (22)

     (vi)    Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (26)

4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity Contract(7)

     (ii)    Enhanced Dollar Cost Averaging Rider(7)

     (iii)   Three Month Market Entry Rider(7)

     (iv)    Death Benefit Rider - (Compounded-Plus)(7)

     (v)     Death Benefit Rider - (Annual)(7)

     (vi)    Death Benefit Rider - (Annual Step-Up)(7)


     (vii)       Guaranteed Minimum Income Benefit Rider - (Living Benefit)(7)

     (viii)      Additional Death Benefit Rider - (Earnings Preservation Benefit)(7)

     (ix)        Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(7)

     (x)         Terminal Illness Rider(7)

     (xi)        Individual Retirement Annuity Endorsement(7)

     (xii)       Roth Individual Retirement Annuity Endorsement(7)

     (xiii)      401 Plan Endorsement(7)

     (xiv)       Tax Sheltered Annuity Endorsement(7)

     (xv)        Unisex Annuity Rates Rider(7)

     (xvi)       Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance
                 Company; formerly, Cova Financial Services Life Insurance Company)(9)

     (xvii)      Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(11)

     (xviii)     Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)(13)

     (xvix)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2 (7/04)(14)

     (xx)        Individual Retirement Annuity Endorsement 7023.1 (9/02)(14)

     (xxi)       Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)(14)

     (xxii)      401(a)/403(a) Plan Endorsement 7025.1 (9/02)(14)

     (xxiii)     Tax Sheltered Annuity Endorsement 7026.1 (9/02)(14)

     (xxiv)      Simple Individual Retirement Annuity Endorsement 7276 (9/02)(14)

     (xxv)       Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2(5/05) (16)

     (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (16)

     (xxvii)     Form of Three Month Market Entry Rider 7013-1 (5/05) (16)

     (xxviii)    Form of Contract Schedule 7028-3 (5/05) (16)

     (xxix)      Guaranteed Withdrawal Benefit Rider (GWB I, II, III) MLI-690-2 (11/05) (17)

     (xxx)       Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (18)

     (xxxi)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E (18)

     (xxxii)     Guaranteed Minimum Accumulation Benefit Rider-Living Benefit (GMAB) MLIC-670-1 (11/05) (18)

     (xxxiii)    Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (19)

     (xxxiv)     Form of Lifetime Guaranteed Withdrawal Benefit Rider (21)

     (xxxv)      Form of Guaranteed Minimum Income Benefit Rider (21)

     (xxxvi)     Form of Contract Schedule (enhanced GMIB Plus) (21)

     (xxxvii)    Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (23)

     (xxxviii)   Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06) (23)

     (xxxix)     Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (30)

     (xl)        Form of Contract Schedule MLI-EDB (4/08)(30)

     (xli)       Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08)(30)

     (xlii)      Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (30)

5.   (i)         Variable Annuity Application(7)

     (ii)        Form of Variable Annuity Application (Class B) (7029(11/00)) (APPVA-504B)(12)

     (iii)       Form of Variable Annuity Application (Class AA) (7029(1/01)) (APPVA-504AA)(12)

     (iv)        Forms of Variable Annuity Application: Class VA 7029(7/04) APPVA-504VA; Class AA 7029(7/04)
                 APPVA-504AA; and Class B 7029(7/04) APPVA-504B.(13)

     (v)         Form of Variable Annuity Application (Class VA) 7029 (1/05) APPVA105VA (16)


     (vi)     Form of Variable Annuity Application (Class VA) 7029 (4/05) APPVA1105VA (18)

     (vii)    Form of Variable Annuity Application (Class B) 7029 (4/05) APPVA-505B (18)

     (viii)   Form of Variable Annuity Application (Class VA) 7029 (1/06) APPVAVA606 (23)

     (ix)     Form of Variable Annuity Application (Class B) 7029 (7/04) APPVABLIS506 (23)

     (x)      Form of Variable Annuity Application (Class AA) 7029 (7/04) APPVAAA506 (23)

     (xi)     Form of Variable Annuity Application [Class XC] 7029 (10/07) APPXC April 2008 (31)

     (xii)    Form of Variable Annuity Application (Class AA) 7029 (10/07) APPAA April 2008 (32)

     (xiii)   Form of Variable Annuity Application (Class B) 7029 (10/07) APPB April 2008 (32)

6.   (i)      Copy of Articles of Incorporation of the Company(1)

     (ii)     Copy of the Bylaws of the Company(1)

7.   (i)      Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life Insurance
              Company(10)

     (ii)     Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
              Reassurance Company, Ltd(10)

     (iii)    Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
              American Life Insurance Company (23)

8.   (i)      Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors,
              Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its separate accounts, and
              Cova Life Sales Company (effective December 31, 1997); Amendment No. 1 dated April 23, 1999 to
              Participation Agreement dated December 31, 1997; Amendment No. 2 dated September 1, 2000 to the
              Participation Agreement dated December 31, 1997; and Amendment No. 3 dated February 12, 2001 to the Participation Agreement dated December 31, 1997 (32)

     (ii)     Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova
              Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc. (1997)(2)

     (iii)    Form of Fund Participation Agreement between Cova Financial Services Life Insurance Company and each of Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund; Inc.) (November
              1, 1999)(6)

     (iv)     (a) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin
              Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (May 1, 1998)(5)

              (b) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin
              Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (September 1, 2000)
              (32)


              (c) Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
              Distributors, Inc. and COVA Financial Services Life Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1, 2000; Amendment among Frankling Templeton Variable
              Insurance Products Trust, Franklin Templeton Disbributors, Inc. and COVA Financial Services Life
              Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1,
              2000; Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
              Distributors, Inc. and COVA Financial Services Life Insurance Company effective March 1, 2001 to the
              Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable
              Insurance Products Trust, Franklin Templeton Distributors, Inc., COVA Financial Services Life Insurance
              Company and MetLife Investors Insurance Company effective May 1, 2001 to the Participation
              Agreement dated September 1, 2000; and Amendment among Franklin Templeton Variable Insurance
              Products Trust, Franklin Templeton Distributors, Inc. and COVA Financial Services Life Insurance
              Company effective June 5, 2007 to the Participation Agreement dated September 1, 2000 (32)


     (v)      Form of Fund Participation Agreement between Scudder Variable Life Investment Fund and Cova
              Financial Services Life Insurance Company (1999)(6)



(vi)    (a)      Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services
                 Life Insurance Company and Massachusetts Financial Services Company (November 1997)(2)

        (b)      Partial Termination of Participation Agreement dated November 24, 1997, as amended by
                 Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova
                 Financial Services Life Insurance Company and Massachusetts Financial Service Company (January
                 28, 1999)(15)


         (c)      Form of Amendment to Participation Agreement dated November 24, 1997 by and among MFS
                  Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts
                  Financial Service Company (1998)(15)

         (d)      Amendment No. 2 to Participation Agreement dated November 24, 1997, as amended by Amendment
                  No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services
                  Life Insurance Company and Massachusetts Financial Service Company (October 1, 1999)(15)

(vii)    (a)      Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company,
                  PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC (November 15, 1999)(6)

         (b)      Amendment No. 1 to Participation Agreement Among Cova Financial Life Insurance Company,
                  PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective April 1,
                  2000); and Amendment No. 2 to Participation Agreement Among Cova Financial Life Insurance
                  Company, PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective
                  February 12, 2001)(15)

         (c)      PIMCO Variable Insurance Trust Services Agreement between PIMCO Variable Insurance Trust and
                  Cova Financial Life Insurance Company dated April 1, 2000 (15)



(viii)   (a) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp.
         and Cova Financial Services Life Insurance Company (December 12, 1997)(3)

         (b) Amended and Restated Participation Agreement Among Putnam Variable Trust, Putnam Mutual
         Funds Corp. and Cova Financial Services Life Insurance Company (September 1, 1998); Amendment
         dated November 12, 1999 to the Participation Agreement dated September 1, 1998; Amendment dated
         May 1, 2001 to the Participation Agreement dated September 1, 1998; and Amendment No. 3 dated
         April 24, 2006 to the Participation Agreement dated September 1, 1998 (32)

(ix)     (a) Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation
         and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

         (b) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
         Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

         (c) Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor
         Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)



       (d)      First Amendment among Cova Financial Services Life Insurance Company, Variable Insurance
                Products and Fidelity Distributors Corporation effective May 7, 2001 to the Participation Agreement dated November 17, 1997 (32)

       (e)      Amendment and Assignment of Variable Insurance Products Fund I's and Variable Insurance Products
                Fund II's Participation Agreement, each dated November 17, 1997, as amended, consented by
                MetLife Investors Insurance Company as of June 19, 2007 (32)

(x)    (a)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(10)

       (b)      First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors
                Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                (September 14, 2001)(10)



     (xi)     Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
              and Cova Financial Services Life Insurance Company (effective September 1, 2000)(14)

     (xii)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
              Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004)(20)

     (xii)    Net Worth Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective
              December 31, 2002) (23)

     (xiv)    Guarantee Agreement (June 1, 1995) (General American Life Insurance Company)(24)

     (xv)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
              Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007)(26)

     (xvi)    Fund Participation Agreement Among MetLife Investors Insurance Company, American Funds Insurance
              Series and Capital Research and Managment Company (effective 11-01-06)(27)

     (xvii)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
              Investors Distribution Company and MetLife Investors Company (effective August 31, 2007)(29)

9.   (i)      Opinion of Counsel (27)


          (ii)    Opinion and Consent of Counsel (General American Life Insurance Company) (25)

10.       (i)     Consent of Independent Registered Public Accounting Firm for the Depositor, Registrant and the
                  Guarantor (filed herewith)


          (ii)    Consent of Independent Registered Public Accounting Firm (MetLife, Inc.) (filed herewith)


11.               Not Applicable

12.               Agreement Governing Contribution(5)

13.       (i)     Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum, Margaret C. Fechtmann,
                  Paul A. Sylvester, Richard C. Pearson, Elizabeth M. Forget, Jeffrey A. Tupper, Charles V. Curcio, and
                  George Foulke (27)

          (ii)    Powers of Attorney (General American Life Insurance Company) for Lisa M. Weber, Michael K. Farrell,
                  William J. Mullaney, James L. Lipscomb, Catherine A. Rein, Charles V. Curcio, Stanley J. Talbi,
                  Michael J. Vietri, William J. Wheeler, Anthony J. Williamson and Joseph J. Prochaska, Jr. (27)

          (iii)   Power of Attorney (General American Life Insurance Company) for James J. Reilly.(28)


          (iv)    Power of Attorney (MetLife Investors Insurance Company) for James J. Reilly (33)

          (v)     Power of Attorney (MetLife Investors Insurance Company) for Bennett D. Kleinberg (filed herewith)


(1)               incorporated herein by reference to Registrant's Form N-4 (File Nos.333-34741 and 811-05200) filed electronically on August 29, 1997.

(2)               incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File
                  Nos. 333-34741 and 811-05200) filed electronically on November 20, 1997.

(3)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                  Nos. 333-34741 and 811-05200) filed electronically on January 26, 1998.

(4)               incorporated herein by reference to Registrant's Amendment No. 11 on Form N-4 (File Nos. 033-39100
                  and 811-05200) filed electronically on April 30, 1998.

(5)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File
                  Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.

(6)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
                  Nos. 333-34741 and 811-05200) filed electronically on May 1, 2000.

(7)               incorporated herein by reference to Registrant's Form N-4 (File Nos.333-50540 and 811-05200) filed electronically on November 22, 2000.

(8)               incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File
                  Nos. 333-50540 and 811-05200) filed electronically on March 6, 2001.

(9)               incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                  Nos. 333-50540 and 811-05200) filed electronically on May 1, 2001.

(10)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
                  Nos. 333-50540 and 811-05200) filed electronically on April 30, 2003.

(11)              incorporated herein by reference to MetLife Investors USA Separate Account A Post-Effective
                  Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27,
                  2004.

(12)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                  Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.

(13)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                  Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.

(14)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
                  Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

(15)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File
                  Nos. 333-50540 and 811-05200) filed electronically on November 2, 2004.

(16)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                  Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.

(17)              incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                  Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.


(18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

(19)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.

(20)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on October 7, 2005.

(21)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January
         13, 2006.

(22)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24,
         2006.

(23)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.

(24)     incorporated herein by reference to First MetLife Investors Variable Annuity Account One's
         Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) filed electronically on July 27, 2006.

(25)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on July 28, 2006.

(26)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on April 19, 2007.

(27)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on April 19, 2007.

(28)     incorporated herein by reference to Registrant's Post-Effective Amendment No.23 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on July 12, 2007.

(29)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on October 31, 2007.

(30)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.

(31)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on April 22, 2008.

(32)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File
         Nos. 333-509540 and 811-05200) filed electronically on April 22, 2008.


(33)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (Filed
         Nos. 333-52272 and 811-08306) filed electronically on December 5, 2008.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962

George Foulke                           Director
334 Madison Avenue
Convent Station, NJ 07961

Jay S. Kaduson                          Vice President and Director
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Elizabeth M. Forget                     Executive Vice President and Director
1095 Avenue of the Americas
New York, NY 10016

Bennett D. Kleinberg                    Vice President and Director
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Richard C. Pearson                      Vice President,
5 Park Plaza, Suite 1900                Associate General Counsel, Secretary and Director
Irvine, CA 92614

Paul A. Sylvester                       Director
10 Park Avenue,
Morristown, NJ 07967

Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Eric T. Steigerwalt                     Treasurer
1095 Avenue of the Americas
New York, NY 10016

James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Stewart M. Ashkenazy                    Vice President, Appointed Actuary
1095 Avenue of the Americas
New York, NY 10016

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Johnathan L. Rosenthal                  Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

George Luecke                           Vice President, Annuity Finance
1095 Avenue of the Americas
New York, NY 10036

Jeffrey N. Altman                       Vice President
1095 Avenue of the Americas
New York, NY 10016

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Betty E. Davis                          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey P. Halperin                     Vice President
1095 Avenue of the Americas
New York, NY 10036

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Marian J. Zeldin                        Vice President
300 Davidson Avenue
Somerset, NY 08873

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Lisa S. Kuklinski                       Vice President
1095 Avenue of the Americas
New York, NY 10036



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of January 31, 2009, there were 4,448 qualified contract owners and 3,102 non-qualified contract owners of Class VA contracts; and 9,366 qualified contract owners and 7,303 non-qualified contract owners of Class AA contracts; and 2,597 qualified contract owners and 4,170 non-qualified owners of Class B contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




    Met Investors Series Trust
       MetLife Investors USA Separate Account A

       MetLife Investors USA Variable Life Account A
       First MetLife Investors Variable Annuity Account One

       MetLife Investors Variable Annuity Account Five
       MetLife Investors Variable Life Account One

       MetLife Investors Variable Life Account Five

       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance

       MetLife of CT Fund UL III for Variable Life Insurance

       MetLife of CT Separate Account Eleven for Variable Annuities

       Metropolitan Life Separate Account E
       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

Metropolitan Life Separate Account UL

Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D

Metropolitan Series Fund, Inc.
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I



  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President, General Counsel and Secretary
5 Park Plaza, Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

John C. Kennedy                         Senior Vice President, National Sales Manager, Bank and
1 MetLife Plaza                         Broker/Dealer
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1 MetLife Plaza                         and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                     Treasurer
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036

  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $85,020,359         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Irvine, and State of California, on this 14th day of April, 2009.

   METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
   (Registrant)

   By:   METLIFE INVESTORS INSURANCE COMPANY


   By:   /s/ Richard C. Pearson
         -----------------------------------------
         Richard C. Pearson
         Vice President and Associate General Counsel


   METLIFE INVESTORS INSURANCE COMPANY
   (Depositor)


   By:   /s/ Richard C. Pearson
         -----------------------------------------
         Richard C. Pearson
         Vice President and Associate General Counsel

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 14, 2009.


/s/ Michael K. Farrell*            Chairman of the Board, Chief Executive Officer,
--------------------------------   President and Director
Michael K. Farrell

/s/ Jay S. Kaduson*                Director and Vice President
--------------------------------
Jay S. Kaduson

/s/ James J. Reilly*               Vice President-Finance (principal financial officer
--------------------------------   and principal accounting officer)
James J. Reilly

/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum

/s/ Elizabeth M. Forget*           Director
--------------------------------
Elizabeth M. Forget

/s/ George Foulke*                 Director
--------------------------------
George Foulke

/s/ Paul A. Sylvester*             Director
--------------------------------
Paul A. Sylvester

/s/ Richard C. Pearson*            Director, Vice President, Associate General
--------------------------------   Counsel and Secretary
Richard C. Pearson

/s/ Jeffrey A. Tupper*             Director and Assistant Vice President
--------------------------------
Jeffrey A. Tupper

/s/ Bennett D. Kleinberg*           Director and Vice President
--------------------------------
Bennett D. Kleinberg

   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 14, 2009

* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated, pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 13(i) on April 19,
    2007, except the power of attorney for James J. Reilly, which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 13(iv) on December 5, 2008, and the power of attorney for Bennett D. Kleinberg, which is filed herewith.

    As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of St. Louis, and State of Missouri, on this 14th day of April, 2009.

   GENERAL AMERICAN LIFE INSURANCE COMPANY
   (Guarantor)
   By:   /s/ William C. Lane
         ----------------------------------------
         William C. Lane
         Vice President and Associate General Counsel

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 14, 2009.


/s/ Lisa M. Weber*                 Chairman of the Board, Chief Executive Officer, President
--------------------------------   and Director
Lisa M. Weber

/s/ Michael K. Farrell*            Director
--------------------------------
Michael K. Farrell

/s/ William J. Mullaney*           Director
--------------------------------
William J. Mullaney

/s/ James L. Lipscomb*             Director
--------------------------------
James L. Lipscomb

/s/ Joseph J. Prochaska, Jr.*      Executive Vice President and Chief Accounting Officer
--------------------------------
Joseph J. Prochaska, Jr.

/s/ Stanley J. Talbi*              Director
--------------------------------
Stanley J. Talbi

/s/ Michael J. Vietri*             Director
--------------------------------
Michael J. Vietri

/s/ William J. Wheeler*            Director
--------------------------------
William J. Wheeler

/s/ James J. Reilly*               Vice President (principal financial officer)
--------------------------------
James J. Reilly

                                   Senior Vice President, Treasurer and Director
--------------------------------
Eric T. Steigerwalt

   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 14, 2009

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 13(ii) on April 19, 2007, except for the Power of Attorney for James J. Reilly, which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-50540/811-05200) filed as
    Exhibit 13(iii) on July 12, 2007.

                               INDEX TO EXHIBITS


10 (i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor

10 (ii) Consent of Independent Registered Public Accounting Firm (MetLife, Inc.) (Deloitte & Touche LLP)

13 (v)      Power of Attorney for Bennett D. Kleinberg